================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2019

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] Dimensional

Annual Report

YEAR ENDED: OCTOBER 31, 2019

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

GLOBAL SMALL COMPANY PORTFOLIO

INTERNATIONAL SMALL COMPANY PORTFOLIO

JAPANESE SMALL COMPANY PORTFOLIO

ASIA PACIFIC SMALL COMPANY PORTFOLIO

UNITED KINGDOM SMALL COMPANY PORTFOLIO

CONTINENTAL SMALL COMPANY PORTFOLIO

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS SMALL CAP PORTFOLIO

EMERGING MARKETS VALUE PORTFOLIO

EMERGING MARKETS CORE EQUITY PORTFOLIO

EMERGING MARKETS TARGETED VALUE PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

THE DFA INTERNATIONAL VALUE SERIES

THE JAPANESE SMALL COMPANY SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES

THE UNITED KINGDOM SMALL COMPANY SERIES

THE CONTINENTAL SMALL COMPANY SERIES

THE CANADIAN SMALL COMPANY SERIES

THE EMERGING MARKETS SERIES

THE EMERGING MARKETS SMALL CAP SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO] Dimensional

December 2019

Dear Fellow Shareholder,

Since our founding in 1981, sound investment solutions based on financial science have been at the heart of Dimensional. We recognize that the assets you entrust to our firm play an important role in your future.

With a 38-year track record, our investment strategies are guided by rigorous academic research, deep convictions about the power of capital markets, and the importance of information in security prices.

We aim to add value through implementation by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk. We apply flexible trading algorithms to minimize potential price impact.

We take pride in the many longstanding clients we have had the honor of working with over the last four decades, and we continue to seek opportunities to raise the bar both within our company and the industry.

On behalf of more than 1,400 employees at Dimensional aiming to serve you, we thank you.

Sincerely,

/s/ DAVID P. BUTLER         /s/ GERARD K. O'REILLY

DAVID P. BUTLER             GERARD K. O'REILLY
Co-Chief Executive Officer  Co-Chief Executive Officer and
                            Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts......................................................   3
   Management's Discussion and Analysis....................................  15
   Disclosure of Fund Expenses.............................................  26
   Disclosure of Portfolio Holdings........................................  30
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Large Cap International Portfolio...................................  32
       International Core Equity Portfolio.................................  36
       Global Small Company Portfolio......................................  41
       International Small Company Portfolio...............................  42
       Japanese Small Company Portfolio....................................  43
       Asia Pacific Small Company Portfolio................................  44
       United Kingdom Small Company Portfolio..............................  45
       Continental Small Company Portfolio.................................  46
       DFA International Real Estate Securities Portfolio..................  47
       DFA Global Real Estate Securities Portfolio.........................  51
       DFA International Small Cap Value Portfolio.........................  53
       International Vector Equity Portfolio...............................  57
       International High Relative Profitability Portfolio.................  61
       World ex U.S. Value Portfolio.......................................  65
       World ex U.S. Targeted Value Portfolio..............................  66
       World ex U.S. Core Equity Portfolio.................................  71
       World Core Equity Portfolio.........................................  77
       Selectively Hedged Global Equity Portfolio..........................  78
       Emerging Markets Portfolio..........................................  80
       Emerging Markets Small Cap Portfolio................................  81
       Emerging Markets Value Portfolio....................................  82
       Emerging Markets Core Equity Portfolio..............................  83
       Emerging Markets Targeted Value Portfolio...........................  88
   Statements of Assets and Liabilities....................................  92
   Statements of Operations................................................  98
   Statements of Changes in Net Assets..................................... 104
   Financial Highlights.................................................... 112
   Notes to Financial Statements........................................... 125
   Report of Independent Registered Public Accounting Firm................. 153
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts...................................................... 155
   Management's Discussion and Analysis.................................... 156
   Disclosure of Fund Expenses............................................. 158
   Disclosure of Portfolio Holdings........................................ 160
   Schedule of Investments
       DFA International Value Portfolio................................... 161
   Statement of Assets and Liabilities..................................... 162
   Statement of Operations................................................. 163
   Statements of Changes in Net Assets..................................... 164
   Financial Highlights.................................................... 165
   Notes to Financial Statements........................................... 167
   Report of Independent Registered Public Accounting Firm................. 173
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts...................................................... 174
   Management's Discussion and Analysis.................................... 178

TABLE OF CONTENTS

CONTINUED

                                                                            PAGE
                                                                            ----
   Disclosure of Fund Expenses............................................. 182
   Disclosure of Portfolio Holdings........................................ 184
   Summary Schedules of Portfolio Holdings
       The DFA International Value Series.................................. 186
       The Japanese Small Company Series................................... 190
       The Asia Pacific Small Company Series............................... 193
       The United Kingdom Small Company Series............................. 195
       The Continental Small Company Series................................ 198
       The Canadian Small Company Series................................... 202
       The Emerging Markets Series......................................... 205
       The Emerging Markets Small Cap Series............................... 210
   Statements of Assets and Liabilities.................................... 214
   Statements of Operations................................................ 216
   Statements of Changes in Net Assets..................................... 218
   Financial Highlights.................................................... 221
   Notes to Financial Statements........................................... 225
   Report of Independent Registered Public Accounting Firm................. 238
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Charts...................................................... 239
   Management's Discussion and Analysis.................................... 240
   Disclosure of Fund Expenses............................................. 242
   Disclosure of Portfolio Holdings........................................ 244
   Summary Schedule of Portfolio Holdings
       Dimensional Emerging Markets Value Fund............................. 245
   Statement of Assets and Liabilities..................................... 250
   Statement of Operations................................................. 251
   Statements of Changes in Net Assets..................................... 252
   Financial Highlights.................................................... 253
   Notes to Financial Statements........................................... 254
   Report of Independent Registered Public Accounting Firm................. 263
FUND MANAGEMENT............................................................ 264
   Board of Directors or Trustees Table.................................... 265
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................ 272
NOTICE TO SHAREHOLDERS..................................................... 273

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  ADR                          American Depositary Receipt
  P.L.C.                       Public Limited Company
  SA                           Special Assessment
  REIT                         Real Estate Investment Trust
  GDR                          Global Depositary Receipt
  AUD                          Australian Dollars
  CAD                          Canadian Dollars
  CHF                          Swiss Franc
  DKK                          Danish Krone
  EUR                          Euro
  GBP                          British Pounds
  HKD                          Hong Kong Dollar
  ILS                          Israeli New Shekel
  JPY                          Japanese Yen
  NOK                          Norwegian Krone
  NZD                          New Zealand Dollars
  SEK                          Swedish Krona
  SGD                          Singapore Dollars

Investment Footnotes

  (double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
  ++                          Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
                              Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/
                              or Non-Income Producing Securities.
  #                           Total or Partial Securities on Loan.
  +                           See Note B to Financial Statements.
  @                           Security purchased with cash proceeds from Securities on Loan.
  (S)                         Affiliated Fund.
   *                          Non-Income Producing Securities.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
  **   The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net
       Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
  (A)  Computed using average shares outstanding.
  (B)  Non-Annualized
  (C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
       Master Fund(s) and/or Underlying Fund(s).
  (D)  Annualized
  (E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  --   Amounts designated as -- are either zero or rounded to zero.
  SEC  Securities and Exchange Commission
  (a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]

                        Large Cap International         MSCI World ex USA
                                Portfolio             Index (net dividends)
                       -------------------------      ---------------------
      10/31/2009                $10,000                      $10,000
      11/30/2009                 10,372                       10,247
      12/31/2009                 10,495                       10,411
       1/31/2010                  9,952                        9,923
       2/28/2010                 10,019                        9,913
       3/31/2010                 10,650                       10,551
       4/30/2010                 10,443                       10,394
       5/31/2010                  9,304                        9,247
       6/30/2010                  9,153                        9,113
       7/31/2010                 10,098                        9,955
       8/31/2010                  9,751                        9,658
       9/30/2010                 10,710                       10,584
      10/31/2010                 11,099                       10,961
      11/30/2010                 10,613                       10,497
      12/31/2010                 11,466                       11,342
       1/31/2011                 11,725                       11,586
       2/28/2011                 12,186                       12,016
       3/31/2011                 11,906                       11,775
       4/30/2011                 12,588                       12,417
       5/31/2011                 12,230                       12,049
       6/30/2011                 12,057                       11,877
       7/31/2011                 11,810                       11,681
       8/31/2011                 10,820                       10,694
       9/30/2011                  9,629                        9,620
      10/31/2011                 10,560                       10,555
      11/30/2011                 10,295                       10,067
      12/31/2011                 10,058                        9,958
       1/31/2012                 10,665                       10,495
       2/29/2012                 11,183                       11,072
       3/31/2012                 11,163                       10,990
       4/30/2012                 10,948                       10,804
       5/31/2012                  9,737                        9,572
       6/30/2012                 10,382                       10,199
       7/31/2012                 10,412                       10,326
       8/31/2012                 10,764                       10,621
       9/30/2012                 11,085                       10,943
      10/31/2012                 11,182                       11,020
      11/30/2012                 11,408                       11,252
      12/31/2012                 11,843                       11,592
       1/31/2013                 12,323                       12,162
       2/28/2013                 12,157                       12,041
       3/31/2013                 12,323                       12,136
       4/30/2013                 12,853                       12,689
       5/31/2013                 12,514                       12,405
       6/30/2013                 12,147                       11,940
       7/31/2013                 12,816                       12,575
       8/31/2013                 12,629                       12,413
       9/30/2013                 13,521                       13,291
      10/31/2013                 13,961                       13,737
      11/30/2013                 14,036                       13,821
      12/31/2013                 14,294                       14,029
       1/31/2014                 13,655                       13,463
       2/28/2014                 14,459                       14,197
       3/31/2014                 14,418                       14,134
       4/30/2014                 14,654                       14,357
       5/31/2014                 14,858                       14,579
       6/30/2014                 15,064                       14,786
       7/31/2014                 14,715                       14,522
       8/31/2014                 14,779                       14,534
       9/30/2014                 14,150                       13,937
      10/31/2014                 14,026                       13,715
      11/30/2014                 14,065                       13,884
      12/31/2014                 13,546                       13,422
       1/31/2015                 13,546                       13,375
       2/28/2015                 14,369                       14,174
       3/31/2015                 14,117                       13,937
       4/30/2015                 14,753                       14,540
       5/31/2015                 14,700                       14,414
       6/30/2015                 14,286                       14,005
       7/31/2015                 14,399                       14,227
       8/31/2015                 13,383                       13,190
       9/30/2015                 12,757                       12,524
      10/31/2015                 13,592                       13,467
      11/30/2015                 13,465                       13,252
      12/31/2015                 13,158                       13,015
       1/31/2016                 12,432                       12,119
       2/29/2016                 12,082                       11,949
       3/31/2016                 12,925                       12,761
       4/30/2016                 13,270                       13,171
       5/31/2016                 13,195                       13,022
       6/30/2016                 12,886                       12,626
       7/31/2016                 13,427                       13,248
       8/31/2016                 13,502                       13,260
       9/30/2016                 13,684                       13,421
      10/31/2016                 13,416                       13,160
      11/30/2016                 13,230                       12,949
      12/31/2016                 13,573                       13,372
       1/31/2017                 14,065                       13,770
       2/28/2017                 14,189                       13,929
       3/31/2017                 14,584                       14,283
       4/30/2017                 14,917                       14,586
       5/31/2017                 15,390                       15,073
       6/30/2017                 15,471                       15,087
       7/31/2017                 15,921                       15,536
       8/31/2017                 15,956                       15,532
       9/30/2017                 16,345                       15,935
      10/31/2017                 16,607                       16,153
      11/30/2017                 16,748                       16,316
      12/31/2017                 17,017                       16,609
       1/31/2018                 17,856                       17,383
       2/28/2018                 16,945                       16,557
       3/31/2018                 16,848                       16,271
       4/30/2018                 17,119                       16,644
       5/31/2018                 16,855                       16,329
       6/30/2018                 16,618                       16,150
       7/31/2018                 17,058                       16,546
       8/31/2018                 16,711                       16,233
       9/30/2018                 16,849                       16,360
      10/31/2018                 15,449                       15,060
      11/30/2018                 15,470                       15,047
      12/31/2018                 14,610                       14,269
       1/31/2019                 15,706                       15,287
       2/28/2019                 16,065                       15,680
       3/31/2019                 16,142                       15,760
       4/30/2019                 16,656                       16,206           Past performance is not
       5/31/2019                 15,717                       15,440           predictive of future
       6/30/2019                 16,671                       16,357           performance.
       7/31/2019                 16,329                       16,160
       8/31/2019                 16,009                       15,763           The returns shown do not
       9/30/2019                 16,506                       16,205           reflect the deduction of
      10/31/2019                 17,052                       16,729           taxes that a shareholder
                                                                               would pay on fund
                                                                               distributions or the
                AVERAGE ANNUAL         ONE        FIVE        TEN              redemption of fund shares.
                TOTAL RETURN           YEAR       YEARS      YEARS
                --------------------------------------------------------       MSCI data copyright MSCI
                                      10.38%      3.98%      5.48%             2019, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                           [CHART]


                      International Core Equity              MSCI World ex USA
                              Portfolio                    Index (net dividends)
                      -------------------------           ----------------------
      10/31/2009               $10,000                           $10,000
      11/30/2009                10,266                            10,247
      12/31/2009                10,388                            10,411
       1/31/2010                 9,948                             9,923
       2/28/2010                 9,958                             9,913
       3/31/2010                10,701                            10,551
       4/30/2010                10,650                            10,394
       5/31/2010                 9,398                             9,247
       6/30/2010                 9,242                             9,113
       7/31/2010                10,219                             9,955
       8/31/2010                 9,803                             9,658
       9/30/2010                10,851                            10,584
      10/31/2010                11,248                            10,961
      11/30/2010                10,799                            10,497
      12/31/2010                11,833                            11,342
       1/31/2011                12,138                            11,586
       2/28/2011                12,548                            12,016
       3/31/2011                12,328                            11,775
       4/30/2011                12,992                            12,417
       5/31/2011                12,591                            12,049
       6/30/2011                12,369                            11,877
       7/31/2011                12,091                            11,681
       8/31/2011                11,023                            10,694
       9/30/2011                 9,738                             9,620
      10/31/2011                10,630                            10,555
      11/30/2011                10,308                            10,067
      12/31/2011                10,045                             9,958
       1/31/2012                10,782                            10,495
       2/29/2012                11,336                            11,072
       3/31/2012                11,335                            10,990
       4/30/2012                11,085                            10,804
       5/31/2012                 9,759                             9,572
       6/30/2012                10,357                            10,199
       7/31/2012                10,346                            10,326
       8/31/2012                10,711                            10,621
       9/30/2012                11,091                            10,943
      10/31/2012                11,213                            11,020
      11/30/2012                11,402                            11,252
      12/31/2012                11,927                            11,592
       1/31/2013                12,442                            12,162
       2/28/2013                12,308                            12,041
       3/31/2013                12,456                            12,136
       4/30/2013                12,938                            12,689
       5/31/2013                12,647                            12,405
       6/30/2013                12,260                            11,940
       7/31/2013                13,022                            12,575
       8/31/2013                12,886                            12,413
       9/30/2013                13,872                            13,291
      10/31/2013                14,351                            13,737
      11/30/2013                14,420                            13,821
      12/31/2013                14,722                            14,029
       1/31/2014                14,228                            13,463
       2/28/2014                15,067                            14,197
       3/31/2014                15,035                            14,134
       4/30/2014                15,208                            14,357
       5/31/2014                15,370                            14,579
       6/30/2014                15,610                            14,786
       7/31/2014                15,189                            14,522
       8/31/2014                15,247                            14,534
       9/30/2014                14,484                            13,937
      10/31/2014                14,272                            13,715
      11/30/2014                14,237                            13,884
      12/31/2014                13,841                            13,422
       1/31/2015                13,794                            13,375
       2/28/2015                14,681                            14,174
       3/31/2015                14,412                            13,937
       4/30/2015                15,123                            14,540
       5/31/2015                15,146                            14,414
       6/30/2015                14,787                            14,005
       7/31/2015                14,799                            14,227
       8/31/2015                13,886                            13,190
       9/30/2015                13,284                            12,524
      10/31/2015                14,115                            13,467
      11/30/2015                14,055                            13,252
      12/31/2015                13,812                            13,015
       1/31/2016                12,963                            12,119
       2/29/2016                12,696                            11,949
       3/31/2016                13,687                            12,761
       4/30/2016                14,077                            13,171
       5/31/2016                14,028                            13,022
       6/30/2016                13,561                            12,626
       7/31/2016                14,252                            13,248
       8/31/2016                14,327                            13,260
       9/30/2016                14,604                            13,421
      10/31/2016                14,344                            13,160
      11/30/2016                14,171                            12,949
      12/31/2016                14,550                            13,372
       1/31/2017                15,136                            13,770
       2/28/2017                15,273                            13,929
       3/31/2017                15,645                            14,283
       4/30/2017                16,057                            14,586
       5/31/2017                16,507                            15,073
       6/30/2017                16,643                            15,087
       7/31/2017                17,237                            15,536
       8/31/2017                17,313                            15,532
       9/30/2017                17,796                            15,935
      10/31/2017                18,076                            16,153
      11/30/2017                18,228                            16,316
      12/31/2017                18,632                            16,609
       1/31/2018                19,567                            17,383
       2/28/2018                18,606                            16,557
       3/31/2018                18,452                            16,271
       4/30/2018                18,721                            16,644
       5/31/2018                18,439                            16,329
       6/30/2018                18,084                            16,150
       7/31/2018                18,447                            16,546
       8/31/2018                18,032                            16,233
       9/30/2018                18,129                            16,360
      10/31/2018                16,486                            15,060
      11/30/2018                16,382                            15,047
      12/31/2018                15,390                            14,269
       1/31/2019                16,626                            15,287
       2/28/2019                16,968                            15,680
       3/31/2019                16,939                            15,760
       4/30/2019                17,506                            16,206
       5/31/2019                16,372                            15,440
       6/30/2019                17,353                            16,357
       7/31/2019                16,979                            16,160
       8/31/2019                16,564                            15,763            The returns shown do not
       9/30/2019                17,119                            16,205            reflect the deduction of
      10/31/2019                17,751                            16,729            taxes that a shareholder
                                                                                    would pay on fund
                                                                                    distributions or the
                 AVERAGE ANNUAL         ONE         FIVE         TEN                redemption of fund shares.
                 TOTAL RETURN           YEAR        YEARS       YEARS
                 -----------------------------------------------------------        MSCI data copyright MSCI
                                        7.67%       4.46%       5.91%               2019, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2019

                                      [CHART]


                     Global Small           MSCI All Country World
                  Company Portfolio    Small Cap Index (net dividends)
                 ------------------    -------------------------------
   1/18/2017          $10,000                      $10,000
   1/31/2017           10,100                       10,072
   2/28/2017           10,280                       10,318
   3/31/2017           10,400                       10,415
   4/30/2017           10,570                       10,614
   5/31/2017           10,550                       10,682
   6/30/2017           10,740                       10,839
   7/31/2017           10,970                       11,100
   8/31/2017           10,890                       11,119
   9/30/2017           11,380                       11,508
  10/31/2017           11,530                       11,701
  11/30/2017           11,770                       11,951
  12/31/2017           11,921                       12,160
   1/31/2018           12,360                       12,622
   2/28/2018           11,819                       12,116
   3/31/2018           11,839                       12,103
   4/30/2018           11,910                       12,200
   5/31/2018           12,155                       12,459
   6/30/2018           12,023                       12,338
   7/31/2018           12,227                       12,488
   8/31/2018           12,360                       12,710
   9/30/2018           12,125                       12,506
  10/31/2018           10,951                       11,259
  11/30/2018           11,033                       11,381
  12/31/2018           10,018                       10,410
   1/31/2019           10,947                       11,430
   2/28/2019           11,328                       11,831
   3/31/2019           11,132                       11,774
   4/30/2019           11,535                       12,108
   5/31/2019           10,658                       11,336
   6/30/2019           11,349                       11,973                Past performance is not predictive
   7/31/2019           11,287                       12,016                of future performance.
   8/31/2019           10,761                       11,587
   9/30/2019           11,101                       11,824                The returns shown do not reflect
  10/31/2019           11,421                       12,164                the deduction of taxes that a
                                                                          shareholder would pay on fund
                                                                          distributions or the redemption of
            AVERAGE ANNUAL               ONE          SINCE               fund shares.
            TOTAL RETURN                 YEAR       INCEPTION
            -------------------------------------------------------       MSCI data copyright MSCI 2019,
                                         4.29%        4.89%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                   International Small         MSCI World ex USA Small Cap
                    Company Portfolio             Index (net dividends)
                   ---------------------      ---------------------------
  10/31/2009             $10,000                       $10,000
  11/30/2009              10,136                        10,078
  12/31/2009              10,234                        10,205
   1/31/2010              10,076                        10,071
   2/28/2010              10,062                        10,013
   3/31/2010              10,780                        10,758
   4/30/2010              10,946                        10,970
   5/31/2010               9,650                         9,652
   6/30/2010               9,628                         9,562
   7/31/2010              10,508                        10,382
   8/31/2010              10,195                        10,112
   9/30/2010              11,316                        11,259
  10/31/2010              11,761                        11,723
  11/30/2010              11,433                        11,416
  12/31/2010              12,681                        12,707
   1/31/2011              12,836                        12,773
   2/28/2011              13,228                        13,136
   3/31/2011              13,207                        13,124
   4/30/2011              13,835                        13,775
   5/31/2011              13,451                        13,394
   6/30/2011              13,178                        13,104
   7/31/2011              13,051                        13,032
   8/31/2011              12,028                        12,003
   9/30/2011              10,606                        10,625
  10/31/2011              11,417                        11,487
  11/30/2011              11,057                        10,910
  12/31/2011              10,735                        10,698
   1/31/2012              11,650                        11,582
   2/29/2012              12,240                        12,238
   3/31/2012              12,287                        12,156
   4/30/2012              12,140                        12,093
   5/31/2012              10,727                        10,672
   6/30/2012              11,146                        11,040
   7/31/2012              11,115                        11,126
   8/31/2012              11,501                        11,445
   9/30/2012              11,980                        11,987
  10/31/2012              12,059                        12,046
  11/30/2012              12,162                        12,108
  12/31/2012              12,759                        12,568
   1/31/2013              13,320                        13,173
   2/28/2013              13,312                        13,219
   3/31/2013              13,554                        13,477
   4/30/2013              13,914                        13,868
   5/31/2013              13,610                        13,543
   6/30/2013              13,249                        13,008
   7/31/2013              14,126                        13,820
   8/31/2013              14,077                        13,796
   9/30/2013              15,237                        14,954
  10/31/2013              15,756                        15,396
  11/30/2013              15,829                        15,416
  12/31/2013              16,261                        15,779
   1/31/2014              15,973                        15,506
   2/28/2014              16,972                        16,385
   3/31/2014              16,947                        16,324
   4/30/2014              16,955                        16,273
   5/31/2014              17,065                        16,477
   6/30/2014              17,381                        16,851
   7/31/2014              16,828                        16,415
   8/31/2014              16,938                        16,455
   9/30/2014              15,909                        15,458
  10/31/2014              15,584                        15,067
  11/30/2014              15,430                        15,052
  12/31/2014              15,236                        14,936
   1/31/2015              15,111                        14,803
   2/28/2015              16,080                        15,750
   3/31/2015              15,829                        15,538
   4/30/2015              16,717                        16,328
   5/31/2015              16,914                        16,426
   6/30/2015              16,657                        16,184
   7/31/2015              16,549                        16,160
   8/31/2015              15,855                        15,440
   9/30/2015              15,328                        14,885
  10/31/2015              16,098                        15,768
  11/30/2015              16,116                        15,734
  12/31/2015              16,137                        15,751
   1/31/2016              15,087                        14,552
   2/29/2016              14,993                        14,630
   3/31/2016              16,199                        15,846
   4/30/2016              16,576                        16,346
   5/31/2016              16,670                        16,367
   6/30/2016              16,016                        15,643
   7/31/2016              16,940                        16,572
   8/31/2016              16,930                        16,433
   9/30/2016              17,430                        16,894
  10/31/2016              16,972                        16,393
  11/30/2016              16,666                        15,988
  12/31/2016              17,073                        16,431
   1/31/2017              17,785                        17,022
   2/28/2017              18,072                        17,349
   3/31/2017              18,507                        17,681
   4/30/2017              19,110                        18,307
   5/31/2017              19,673                        18,908
   6/30/2017              19,871                        18,969
   7/31/2017              20,567                        19,637
   8/31/2017              20,676                        19,802
   9/30/2017              21,257                        20,345
  10/31/2017              21,477                        20,633
  11/30/2017              21,646                        20,924
  12/31/2017              22,236                        21,530
   1/31/2018              23,313                        22,535
   2/28/2018              22,309                        21,659
   3/31/2018              22,153                        21,422
   4/30/2018              22,341                        21,748
   5/31/2018              22,153                        21,594
   6/30/2018              21,719                        21,221
   7/31/2018              21,928                        21,341
   8/31/2018              21,593                        21,194
   9/30/2018              21,469                        21,040
  10/31/2018              19,427                        19,034
  11/30/2018              19,227                        18,847
  12/31/2018              17,919                        17,639
   1/31/2019              19,336                        19,136
   2/28/2019              19,820                        19,577
   3/31/2019              19,696                        19,567
   4/30/2019              20,382                        20,101
   5/31/2019              19,133                        19,046
   6/30/2019              20,125                        19,912                Past performance is not predictive
   7/31/2019              19,786                        19,823                of future performance.
   8/31/2019              19,300                        19,364
   9/30/2019              19,826                        19,858                The returns shown do not reflect
  10/31/2019              20,678                        20,673                the deduction of taxes that a
                                                                              shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                  6.44%       5.82%       7.54%               all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]

                    Japanese Small Company          MSCI Japan Small Cap
                           Portfolio                Index (net dividends)
                -------------------------------     ---------------------
  10/31/2009                $10,000                       $10,000
  11/30/2009                  9,595                         9,643
  12/31/2009                  9,555                         9,462
   1/31/2010                  9,682                         9,667
   2/28/2010                  9,865                         9,850
   3/31/2010                 10,366                        10,298
   4/30/2010                 10,668                        10,577
   5/31/2010                  9,775                         9,844
   6/30/2010                  9,926                         9,887
   7/31/2010                 10,096                        10,007
   8/31/2010                  9,819                         9,795
   9/30/2010                 10,253                        10,196
  10/31/2010                 10,033                        10,112
  11/30/2010                 10,281                        10,309
  12/31/2010                 11,227                        11,349
   1/31/2011                 11,478                        11,484
   2/28/2011                 12,006                        11,946
   3/31/2011                 11,256                        11,209
   4/30/2011                 11,199                        11,219
   5/31/2011                 11,013                        11,052
   6/30/2011                 11,561                        11,464
   7/31/2011                 11,979                        11,940
   8/31/2011                 11,655                        11,452
   9/30/2011                 11,591                        11,462
  10/31/2011                 10,993                        11,039
  11/30/2011                 11,173                        10,740
  12/31/2011                 11,114                        10,908
   1/31/2012                 11,812                        11,356
   2/29/2012                 11,827                        11,479
   3/31/2012                 12,161                        11,786
   4/30/2012                 11,907                        11,615
   5/31/2012                 10,910                        10,650
   6/30/2012                 11,488                        11,105
   7/31/2012                 11,099                        10,931
   8/31/2012                 11,099                        10,869
   9/30/2012                 11,257                        11,169
  10/31/2012                 11,015                        10,928
  11/30/2012                 11,169                        11,003
  12/31/2012                 11,577                        11,345
   1/31/2013                 11,940                        11,770
   2/28/2013                 12,229                        12,169
   3/31/2013                 13,163                        13,152
   4/30/2013                 13,859                        14,017
   5/31/2013                 12,725                        12,906
   6/30/2013                 12,837                        12,871
   7/31/2013                 13,140                        13,081
   8/31/2013                 12,844                        12,904
   9/30/2013                 14,289                        14,373
  10/31/2013                 14,326                        14,314
  11/30/2013                 14,215                        14,219
  12/31/2013                 14,316                        14,334
   1/31/2014                 14,163                        14,292
   2/28/2014                 14,102                        13,975
   3/31/2014                 14,171                        14,011
   4/30/2014                 13,957                        13,751
   5/31/2014                 14,316                        14,201
   6/30/2014                 15,323                        15,207
   7/31/2014                 15,224                        15,289
   8/31/2014                 15,369                        15,179
   9/30/2014                 14,888                        14,672
  10/31/2014                 14,613                        14,279
  11/30/2014                 14,064                        14,118
  12/31/2014                 14,182                        14,266
   1/31/2015                 14,523                        14,745
   2/28/2015                 15,121                        15,276
   3/31/2015                 15,307                        15,571
   4/30/2015                 15,679                        15,862
   5/31/2015                 15,835                        16,050
   6/30/2015                 16,160                        16,284
   7/31/2015                 16,060                        16,221
   8/31/2015                 15,563                        15,666
   9/30/2015                 15,090                        15,103
  10/31/2015                 15,873                        16,111
  11/30/2015                 16,222                        16,317
  12/31/2015                 16,166                        16,452
   1/31/2016                 15,348                        15,404
   2/29/2016                 14,805                        15,245
   3/31/2016                 15,773                        16,196
   4/30/2016                 15,970                        16,901
   5/31/2016                 16,371                        16,905
   6/30/2016                 16,292                        16,805
   7/31/2016                 17,165                        17,706
   8/31/2016                 16,764                        17,079
   9/30/2016                 17,771                        18,000
  10/31/2016                 18,102                        18,240
  11/30/2016                 17,519                        17,382
  12/31/2016                 17,647                        17,697
   1/31/2017                 18,417                        18,365
   2/28/2017                 19,043                        18,929
   3/31/2017                 19,131                        18,895
   4/30/2017                 19,348                        19,218
   5/31/2017                 20,069                        19,925
   6/30/2017                 20,519                        20,112
   7/31/2017                 21,160                        20,648
   8/31/2017                 21,618                        21,033
   9/30/2017                 22,099                        21,366
  10/31/2017                 22,909                        22,098
  11/30/2017                 23,479                        22,875
  12/31/2017                 23,944                        23,228
   1/31/2018                 25,086                        24,214
   2/28/2018                 24,527                        23,921
   3/31/2018                 24,354                        23,715
   4/30/2018                 24,305                        23,747
   5/31/2018                 23,976                        23,694
   6/30/2018                 23,336                        22,968
   7/31/2018                 23,319                        22,769
   8/31/2018                 22,982                        22,623
   9/30/2018                 23,368                        22,938
  10/31/2018                 21,117                        20,769
  11/30/2018                 21,528                        21,333
  12/31/2018                 19,271                        19,514
   1/31/2019                 20,286                        20,582
   2/28/2019                 20,621                        20,814
   3/31/2019                 20,445                        20,901
   4/30/2019                 20,780                        21,084
   5/31/2019                 19,669                        20,225
   6/30/2019                 20,445                        20,718            Past performance is not predictive
   7/31/2019                 20,454                        20,985            of future performance.
   8/31/2019                 19,924                        20,782
   9/30/2019                 20,807                        21,536            The returns shown do not reflect
  10/31/2019                 21,963                        22,702            the deduction of taxes that a
                                                                             shareholder would pay on fund
                                                                             distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN               fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  4.01%       8.49%       8.19%              all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]

                      Asia Pacific Small       MSCI Pacific ex Japan Small Cap
                       Company Portfolio           Index (net dividends)
                -----------------------------  -------------------------------
  10/31/2009                $10,000                       $10,000
  11/30/2009                 10,466                        10,288
  12/31/2009                 10,740                        10,699
   1/31/2010                 10,155                        10,015
   2/28/2010                 10,332                        10,140
   3/31/2010                 11,182                        10,976
   4/30/2010                 11,329                        11,283
   5/31/2010                  9,759                         9,579
   6/30/2010                  9,637                         9,524
   7/31/2010                 10,703                        10,494
   8/31/2010                 10,688                        10,470
   9/30/2010                 12,310                        12,042
  10/31/2010                 12,835                        12,577
  11/30/2010                 12,660                        12,409
  12/31/2010                 13,899                        13,661
   1/31/2011                 13,598                        13,264
   2/28/2011                 13,681                        13,336
   3/31/2011                 13,968                        13,746
   4/30/2011                 14,555                        14,302
   5/31/2011                 14,124                        13,974
   6/30/2011                 13,644                        13,478
   7/31/2011                 13,864                        13,676
   8/31/2011                 12,894                        12,725
   9/30/2011                 10,487                        10,411
  10/31/2011                 12,118                        12,117
  11/30/2011                 11,792                        11,291
  12/31/2011                 11,101                        10,929
   1/31/2012                 12,246                        12,064
   2/29/2012                 13,171                        13,002
   3/31/2012                 12,974                        12,595
   4/30/2012                 12,920                        12,663
   5/31/2012                 11,306                        11,019
   6/30/2012                 11,540                        11,173
   7/31/2012                 11,707                        11,541
   8/31/2012                 12,096                        11,725
   9/30/2012                 12,691                        12,349
  10/31/2012                 12,977                        12,603
  11/30/2012                 13,155                        12,728
  12/31/2012                 13,768                        13,047
   1/31/2013                 14,455                        13,739
   2/28/2013                 14,513                        13,902
   3/31/2013                 14,577                        13,937
   4/30/2013                 14,328                        13,826
   5/31/2013                 13,260                        12,809
   6/30/2013                 12,324                        11,713
   7/31/2013                 12,925                        12,181
   8/31/2013                 13,023                        12,287
   9/30/2013                 13,936                        13,232
  10/31/2013                 14,334                        13,464
  11/30/2013                 13,826                        12,895
  12/31/2013                 13,995                        12,957
   1/31/2014                 13,333                        12,356
   2/28/2014                 14,098                        13,021
   3/31/2014                 14,302                        13,261
   4/30/2014                 14,333                        13,348
   5/31/2014                 14,345                        13,457
   6/30/2014                 14,447                        13,530
   7/31/2014                 14,748                        13,825
   8/31/2014                 14,977                        13,931
   9/30/2014                 13,592                        12,651
  10/31/2014                 13,784                        12,801
  11/30/2014                 13,236                        12,395
  12/31/2014                 12,847                        12,084
   1/31/2015                 12,542                        11,846
   2/28/2015                 13,152                        12,421
   3/31/2015                 12,961                        12,197
   4/30/2015                 14,003                        12,897
   5/31/2015                 14,155                        12,834
   6/30/2015                 13,152                        11,910
   7/31/2015                 12,511                        11,372
   8/31/2015                 11,437                        10,312
   9/30/2015                 11,272                        10,099
  10/31/2015                 12,104                        10,923
  11/30/2015                 12,060                        10,832
  12/31/2015                 12,390                        11,016
   1/31/2016                 11,491                        10,059
   2/29/2016                 11,656                        10,305
   3/31/2016                 13,045                        11,494
   4/30/2016                 13,217                        11,701
   5/31/2016                 13,071                        11,506
   6/30/2016                 13,283                        11,584
   7/31/2016                 14,195                        12,441
   8/31/2016                 14,089                        12,348
   9/30/2016                 14,506                        12,606
  10/31/2016                 14,063                        12,076
  11/30/2016                 13,785                        11,883
  12/31/2016                 13,629                        11,841
   1/31/2017                 14,247                        12,222
   2/28/2017                 14,645                        12,572
   3/31/2017                 14,892                        12,757
   4/30/2017                 14,741                        12,705
   5/31/2017                 14,720                        12,784
   6/30/2017                 15,269                        13,179
   7/31/2017                 15,749                        13,502
   8/31/2017                 15,914                        13,656
   9/30/2017                 15,914                        13,740
  10/31/2017                 16,271                        14,099
  11/30/2017                 16,463                        14,365
  12/31/2017                 17,058                        14,918
   1/31/2018                 17,773                        15,569
   2/28/2018                 17,187                        15,086
   3/31/2018                 16,944                        14,646
   4/30/2018                 16,887                        14,719
   5/31/2018                 17,173                        14,789
   6/30/2018                 16,665                        14,364
   7/31/2018                 16,708                        14,394
   8/31/2018                 16,329                        14,158
   9/30/2018                 16,322                        14,139
  10/31/2018                 14,886                        12,830
  11/30/2018                 15,257                        13,186
  12/31/2018                 14,419                        12,509
   1/31/2019                 15,461                        13,575
   2/28/2019                 16,008                        13,982
   3/31/2019                 16,038                        14,069
   4/30/2019                 16,311                        14,262
   5/31/2019                 15,520                        13,730
   6/30/2019                 15,934                        14,354                 Past performance is not predictive
   7/31/2019                 15,912                        14,536                 of future performance.
   8/31/2019                 14,922                        13,815
   9/30/2019                 15,306                        14,058                 The returns shown do not reflect
  10/31/2019                 15,602                        14,256                 the deduction of taxes that a
                                                                                  shareholder would pay on fund
                                                                                  distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    4.81%        2.51%        4.55%               all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                    [CHART]

                  United Kingdom Small Company        MSCI UK Small Cap
                          Portfolio                 Index (net dividends)
                ------------------------------     -----------------------
  10/31/2009               $10,000                         $10,000
  11/30/2009                 9,965                           9,896
  12/31/2009                10,170                          10,140
   1/31/2010                10,068                          10,093
   2/28/2010                 9,722                           9,641
   3/31/2010                10,532                          10,491
   4/30/2010                10,915                          10,910
   5/31/2010                 9,676                           9,598
   6/30/2010                 9,859                           9,640
   7/31/2010                11,186                          10,799
   8/31/2010                10,769                          10,506
   9/30/2010                11,916                          11,664
  10/31/2010                12,537                          12,161
  11/30/2010                11,916                          11,654
  12/31/2010                13,127                          12,874
   1/31/2011                13,315                          12,998
   2/28/2011                13,712                          13,341
   3/31/2011                13,450                          13,111
   4/30/2011                14,638                          14,313
   5/31/2011                14,544                          14,131
   6/30/2011                14,079                          13,655
   7/31/2011                13,979                          13,618
   8/31/2011                12,580                          12,229
   9/30/2011                11,307                          10,939
  10/31/2011                12,501                          12,134
  11/30/2011                12,117                          11,663
  12/31/2011                11,736                          11,274
   1/31/2012                12,768                          12,418
   2/29/2012                13,811                          13,571
   3/31/2012                14,102                          13,616
   4/30/2012                14,341                          13,847
   5/31/2012                12,721                          12,132
   6/30/2012                13,340                          12,709
   7/31/2012                13,560                          12,941
   8/31/2012                14,298                          13,626
   9/30/2012                15,029                          14,353
  10/31/2012                15,355                          14,650
  11/30/2012                15,449                          14,655
  12/31/2012                16,292                          15,330
   1/31/2013                16,577                          15,733
   2/28/2013                16,723                          15,822
   3/31/2013                17,217                          16,248
   4/30/2013                17,648                          16,654
   5/31/2013                17,804                          16,879
   6/30/2013                17,412                          16,270
   7/31/2013                18,877                          17,625
   8/31/2013                19,008                          17,867
   9/30/2013                20,286                          19,208
  10/31/2013                21,007                          19,884
  11/30/2013                21,479                          20,352
  12/31/2013                22,657                          21,335
   1/31/2014                22,115                          20,882
   2/28/2014                24,091                          22,907
   3/31/2014                23,345                          22,080
   4/30/2014                22,955                          21,552
   5/31/2014                22,925                          21,594
   6/30/2014                22,899                          21,543
   7/31/2014                22,179                          20,934
   8/31/2014                22,507                          21,154
   9/30/2014                21,221                          19,913
  10/31/2014                21,162                          19,786
  11/30/2014                20,997                          19,793
  12/31/2014                21,329                          20,118
   1/31/2015                20,839                          19,570
   2/28/2015                22,791                          21,503
   3/31/2015                21,600                          20,513
   4/30/2015                22,959                          21,829
   5/31/2015                24,105                          22,830
   6/30/2015                24,033                          22,858
   7/31/2015                24,079                          23,022
   8/31/2015                23,055                          22,116
   9/30/2015                22,355                          21,301
  10/31/2015                23,157                          22,244
  11/30/2015                23,118                          22,064
  12/31/2015                22,860                          21,828
   1/31/2016                21,044                          19,709
   2/29/2016                20,662                          19,503
   3/31/2016                21,895                          20,878
   4/30/2016                22,000                          21,158
   5/31/2016                22,346                          21,768
   6/30/2016                19,523                          18,674
   7/31/2016                20,577                          19,748
   8/31/2016                21,011                          20,078
   9/30/2016                21,031                          20,249
  10/31/2016                19,405                          18,710
  11/30/2016                19,861                          19,129
  12/31/2016                20,241                          19,546
   1/31/2017                20,883                          19,993
   2/28/2017                21,193                          20,461
   3/31/2017                21,732                          20,788
   4/30/2017                23,372                          22,455
   5/31/2017                23,621                          22,908
   6/30/2017                23,144                          22,391
   7/31/2017                24,044                          23,368
   8/31/2017                23,602                          23,107
   9/30/2017                24,826                          24,277
  10/31/2017                25,087                          24,721
  11/30/2017                25,056                          24,812
  12/31/2017                25,991                          25,889
   1/31/2018                26,817                          26,818
   2/28/2018                24,973                          25,218
   3/31/2018                25,382                          25,504
   4/30/2018                26,199                          26,414
   5/31/2018                26,141                          26,330
   6/30/2018                25,904                          26,120
   7/31/2018                25,753                          26,034
   8/31/2018                25,351                          25,648
   9/30/2018                25,048                          25,112
  10/31/2018                22,744                          22,780
  11/30/2018                22,111                          21,888
  12/31/2018                20,853                          20,712
   1/31/2019                23,025                          23,020
   2/28/2019                23,942                          23,914
   3/31/2019                23,693                          23,768
   4/30/2019                24,859                          24,920
   5/31/2019                23,052                          23,197            Past performance is not predictive
   6/30/2019                23,766                          23,705            of future performance.
   7/31/2019                22,900                          22,981
   8/31/2019                22,578                          22,380            The returns shown do not reflect
   9/30/2019                23,674                          23,454            the deduction of taxes that a
  10/31/2019                25,050                          24,923            shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL         ONE         FIVE         TEN               fund shares.
            TOTAL RETURN           YEAR        YEARS       YEARS
            -----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  10.14%       3.43%       9.62%              all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                   Continental Small Company           MSCI Europe ex UK
                           Portfolio             Small Cap Index (net dividends)
                   -------------------------    --------------------------------
  10/31/2009                $10,000                         $10,000
  11/30/2009                 10,300                          10,206
  12/31/2009                 10,264                          10,252
   1/31/2010                 10,090                          10,115
   2/28/2010                  9,876                           9,827
   3/31/2010                 10,605                          10,624
   4/30/2010                 10,504                          10,557
   5/31/2010                  9,008                           8,924
   6/30/2010                  8,944                           8,790
   7/31/2010                 10,016                           9,844
   8/31/2010                  9,554                           9,376
   9/30/2010                 10,874                          10,823
  10/31/2010                 11,485                          11,517
  11/30/2010                 10,589                          10,644
  12/31/2010                 11,965                          12,135
   1/31/2011                 12,299                          12,409
   2/28/2011                 12,504                          12,619
   3/31/2011                 12,927                          13,045
   4/30/2011                 13,793                          13,956
   5/31/2011                 13,322                          13,424
   6/30/2011                 12,889                          12,991
   7/31/2011                 12,156                          12,202
   8/31/2011                 10,910                          10,927
   9/30/2011                  9,257                           9,286
  10/31/2011                 10,211                          10,303
  11/30/2011                  9,528                           9,498
  12/31/2011                  9,156                           9,175
   1/31/2012                 10,022                          10,085
   2/29/2012                 10,659                          10,859
   3/31/2012                 10,680                          10,771
   4/30/2012                 10,428                          10,592
   5/31/2012                  9,001                           9,139
   6/30/2012                  9,388                           9,590
   7/31/2012                  9,295                           9,556
   8/31/2012                  9,710                           9,972
   9/30/2012                 10,220                          10,509
  10/31/2012                 10,400                          10,690
  11/30/2012                 10,529                          10,854
  12/31/2012                 11,164                          11,439
   1/31/2013                 12,007                          12,371
   2/28/2013                 11,884                          12,333
   3/31/2013                 11,618                          12,016
   4/30/2013                 12,086                          12,482
   5/31/2013                 12,309                          12,766
   6/30/2013                 11,898                          12,198
   7/31/2013                 12,931                          13,307
   8/31/2013                 12,945                          13,282
   9/30/2013                 14,070                          14,418
  10/31/2013                 14,870                          15,286
  11/30/2013                 15,134                          15,558
  12/31/2013                 15,555                          15,962
   1/31/2014                 15,459                          15,830
   2/28/2014                 16,813                          17,213
   3/31/2014                 16,894                          17,228
   4/30/2014                 17,048                          17,300
   5/31/2014                 17,114                          17,494
   6/30/2014                 16,962                          17,323
   7/31/2014                 15,962                          16,302
   8/31/2014                 15,768                          16,171
   9/30/2014                 14,920                          15,279
  10/31/2014                 14,472                          14,780
  11/30/2014                 14,816                          15,213
  12/31/2014                 14,345                          14,850
   1/31/2015                 14,435                          14,884
   2/28/2015                 15,425                          15,983
   3/31/2015                 15,350                          15,821
   4/30/2015                 16,167                          16,668
   5/31/2015                 16,182                          16,557
   6/30/2015                 15,834                          16,165
   7/31/2015                 16,275                          16,765
   8/31/2015                 15,659                          16,117
   9/30/2015                 15,102                          15,572
  10/31/2015                 15,827                          16,463
  11/30/2015                 15,796                          16,419
  12/31/2015                 15,988                          16,663
   1/31/2016                 14,902                          15,346
   2/29/2016                 14,871                          15,399
   3/31/2016                 16,134                          16,780
   4/30/2016                 16,464                          16,990
   5/31/2016                 16,494                          17,063
   6/30/2016                 15,590                          15,954
   7/31/2016                 16,609                          16,989
   8/31/2016                 16,820                          17,134
   9/30/2016                 17,234                          17,545
  10/31/2016                 16,728                          16,893
  11/30/2016                 16,097                          16,206
  12/31/2016                 16,925                          17,063
   1/31/2017                 17,667                          17,730
   2/28/2017                 17,847                          17,932
   3/31/2017                 18,613                          18,676
   4/30/2017                 19,755                          19,825
   5/31/2017                 20,841                          20,893
   6/30/2017                 20,841                          20,791
   7/31/2017                 21,632                          21,733
   8/31/2017                 21,679                          21,919
   9/30/2017                 22,402                          22,669
  10/31/2017                 22,363                          22,676
  11/30/2017                 22,402                          22,790
  12/31/2017                 22,871                          23,373
   1/31/2018                 24,447                          24,971
   2/28/2018                 23,407                          23,870
   3/31/2018                 23,047                          23,431
   4/30/2018                 23,095                          23,826
   5/31/2018                 22,639                          23,236
   6/30/2018                 22,176                          22,947
   7/31/2018                 22,777                          23,524
   8/31/2018                 22,493                          23,312
   9/30/2018                 22,057                          22,838
  10/31/2018                 19,872                          20,523
  11/30/2018                 19,415                          19,848
  12/31/2018                 18,375                          18,738
   1/31/2019                 19,832                          20,340
   2/28/2019                 20,247                          20,733
   3/31/2019                 20,197                          20,781
   4/30/2019                 21,281                          21,655
   5/31/2019                 19,900                          20,325
   6/30/2019                 21,276                          21,677                 Past performance is not predictive
   7/31/2019                 20,579                          21,230                 of future performance.
   8/31/2019                 20,174                          20,628
   9/30/2019                 20,508                          20,922                 The returns shown do not reflect
  10/31/2019                 21,450                          21,806                 the deduction of taxes that a
                                                                                    shareholder would pay on fund
                                                                                    distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                    7.94%        8.19%        7.93%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
           S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
           OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                       DFA International
                    Real Estate Securities               S&P Global ex U.S.
                           Portfolio                 REIT Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009                $10,000                          $10,000
  11/30/2009                 10,115                           10,007
  12/31/2009                 10,276                           10,179
   1/31/2010                  9,892                            9,848
   2/28/2010                  9,935                            9,810
   3/31/2010                 10,276                           10,151
   4/30/2010                 10,361                           10,270
   5/31/2010                  9,274                            9,142
   6/30/2010                  9,295                            9,178
   7/31/2010                 10,382                           10,177
   8/31/2010                 10,404                           10,207
   9/30/2010                 11,406                           11,185
  10/31/2010                 11,896                           11,643
  11/30/2010                 11,150                           10,928
  12/31/2010                 12,135                           11,900
   1/31/2011                 12,183                           11,898
   2/28/2011                 12,691                           12,377
   3/31/2011                 12,715                           12,409
   4/30/2011                 13,513                           13,179
   5/31/2011                 13,441                           13,106
   6/30/2011                 13,344                           12,978
   7/31/2011                 13,126                           12,792
   8/31/2011                 12,594                           12,263
   9/30/2011                 10,975                           10,752
  10/31/2011                 11,845                           11,634
  11/30/2011                 11,603                           11,155
  12/31/2011                 11,194                           10,875
   1/31/2012                 11,961                           11,580
   2/29/2012                 12,370                           12,045
   3/31/2012                 12,523                           12,090
   4/30/2012                 12,779                           12,381
   5/31/2012                 12,038                           11,574
   6/30/2012                 12,830                           12,365
   7/31/2012                 13,418                           13,036
   8/31/2012                 13,622                           13,159
   9/30/2012                 13,929                           13,510
  10/31/2012                 14,491                           14,007
  11/30/2012                 14,594                           14,105
  12/31/2012                 14,935                           14,346
   1/31/2013                 15,166                           14,715
   2/28/2013                 15,281                           14,847
   3/31/2013                 15,888                           15,410
   4/30/2013                 16,726                           16,219
   5/31/2013                 15,195                           14,756
   6/30/2013                 14,646                           14,131
   7/31/2013                 14,704                           14,162
   8/31/2013                 14,155                           13,664
   9/30/2013                 15,368                           14,835
  10/31/2013                 15,830                           15,275
  11/30/2013                 15,339                           14,800
  12/31/2013                 15,274                           14,685
   1/31/2014                 15,000                           14,420
   2/28/2014                 15,882                           15,221
   3/31/2014                 15,852                           15,165
   4/30/2014                 16,521                           15,771
   5/31/2014                 17,008                           16,243
   6/30/2014                 17,373                           16,656
   7/31/2014                 17,343                           16,684
   8/31/2014                 17,647                           16,959
   9/30/2014                 16,491                           15,820
  10/31/2014                 17,130                           16,315
  11/30/2014                 17,191                           16,473
  12/31/2014                 16,970                           16,292
   1/31/2015                 17,618                           16,834
   2/28/2015                 17,909                           17,139
   3/31/2015                 17,423                           16,645
   4/30/2015                 17,812                           17,013
   5/31/2015                 17,326                           16,538
   6/30/2015                 16,937                           16,121
   7/31/2015                 17,067                           16,296
   8/31/2015                 16,128                           15,379
   9/30/2015                 16,257                           15,429
  10/31/2015                 17,067                           16,322
  11/30/2015                 16,549                           15,808
  12/31/2015                 16,355                           15,715
   1/31/2016                 16,091                           15,289
   2/29/2016                 16,421                           15,788
   3/31/2016                 17,773                           17,067
   4/30/2016                 18,367                           17,659
   5/31/2016                 17,872                           17,141
   6/30/2016                 18,103                           17,290
   7/31/2016                 18,927                           18,120
   8/31/2016                 18,466                           17,711
   9/30/2016                 18,466                           17,683
  10/31/2016                 17,246                           16,530
  11/30/2016                 16,421                           15,749
  12/31/2016                 16,860                           16,206
   1/31/2017                 17,075                           16,358
   2/28/2017                 17,398                           16,711
   3/31/2017                 17,577                           16,793
   4/30/2017                 17,900                           17,096
   5/31/2017                 18,187                           17,438
   6/30/2017                 17,936                           17,227
   7/31/2017                 18,545                           17,765
   8/31/2017                 18,545                           17,785
   9/30/2017                 18,330                           17,604
  10/31/2017                 18,187                           17,473
  11/30/2017                 18,832                           18,115
  12/31/2017                 19,453                           18,741
   1/31/2018                 20,089                           19,339
   2/28/2018                 18,967                           18,311
   3/31/2018                 19,303                           18,505
   4/30/2018                 19,565                           18,810
   5/31/2018                 19,378                           18,589
   6/30/2018                 19,229                           18,461
   7/31/2018                 19,490                           18,688
   8/31/2018                 19,191                           18,466
   9/30/2018                 19,004                           18,202
  10/31/2018                 18,144                           17,383
  11/30/2018                 18,406                           17,603
  12/31/2018                 18,111                           17,350
   1/31/2019                 19,815                           19,031
   2/28/2019                 19,696                           18,875
   3/31/2019                 20,251                           19,385
   4/30/2019                 20,172                           19,286
   5/31/2019                 20,013                           19,163                Past performance is not predictive
   6/30/2019                 20,687                           19,897                of future performance.
   7/31/2019                 20,449                           19,784
   8/31/2019                 20,806                           20,058                The returns shown do not reflect
   9/30/2019                 21,321                           20,532                the deduction of taxes that a
  10/31/2019                 22,232                           21,358                shareholder would pay on fund
                                                                                    distributions or the redemption of
                                                                                    fund shares.
             AVERAGE ANNUAL          ONE          FIVE          TEN
             TOTAL RETURN            YEAR         YEARS        YEARS                Copyright 2019 S&P Dow Jones
             ---------------------------------------------------------------        Indices LLC, a division of S&P
                                    22.54%        5.35%        8.32%                Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
               S&P GLOBAL REIT INDEX (NET DIVIDENDS)
               OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]


                          DFA Global Real                   S&P Global
                    Estate Securities Portfolio     REIT Index (net dividends)
                    ---------------------------     --------------------------
 10/31/2009                  $10,000                        $10,000
 11/30/2009                   10,415                         10,335
 12/31/2009                   10,869                         10,788
  1/31/2010                   10,377                         10,317
  2/28/2010                   10,710                         10,588
  3/31/2010                   11,456                         11,325
  4/30/2010                   11,932                         11,819
  5/31/2010                   11,043                         10,894
  6/30/2010                   10,726                         10,571
  7/31/2010                   11,868                         11,647
  8/31/2010                   11,805                         11,573
  9/30/2010                   12,582                         12,334
 10/31/2010                   13,138                         12,881
 11/30/2010                   12,630                         12,385
 12/31/2010                   13,455                         13,171
  1/31/2011                   13,744                         13,408
  2/28/2011                   14,338                         13,987
  3/31/2011                   14,236                         13,873
  4/30/2011                   15,086                         14,692
  5/31/2011                   15,171                         14,765
  6/30/2011                   14,831                         14,412
  7/31/2011                   14,865                         14,456
  8/31/2011                   14,152                         13,716
  9/30/2011                   12,487                         12,128
 10/31/2011                   13,948                         13,565
 11/30/2011                   13,523                         13,027
 12/31/2011                   13,699                         13,251
  1/31/2012                   14,576                         14,105
  2/29/2012                   14,681                         14,219
  3/31/2012                   15,208                         14,673
  4/30/2012                   15,593                         15,068
  5/31/2012                   14,804                         14,264
  6/30/2012                   15,699                         15,120
  7/31/2012                   16,155                         15,605
  8/31/2012                   16,225                         15,656
  9/30/2012                   16,172                         15,621
 10/31/2012                   16,365                         15,765
 11/30/2012                   16,365                         15,775
 12/31/2012                   16,874                         16,217
  1/31/2013                   17,342                         16,739
  2/28/2013                   17,510                         16,919
  3/31/2013                   18,072                         17,460
  4/30/2013                   19,177                         18,524
  5/31/2013                   17,791                         17,191
  6/30/2013                   17,342                         16,693
  7/31/2013                   17,454                         16,803
  8/31/2013                   16,462                         15,844
  9/30/2013                   17,323                         16,665
 10/31/2013                   17,960                         17,305
 11/30/2013                   17,173                         16,545
 12/31/2013                   17,173                         16,499
  1/31/2014                   17,464                         16,776
  2/28/2014                   18,416                         17,642
  3/31/2014                   18,474                         17,658
  4/30/2014                   19,173                         18,290
  5/31/2014                   19,679                         18,760
  6/30/2014                   19,950                         19,058
  7/31/2014                   19,950                         19,068
  8/31/2014                   20,436                         19,524
  9/30/2014                   19,154                         18,283
 10/31/2014                   20,650                         19,607
 11/30/2014                   20,941                         19,914
 12/31/2014                   21,078                         20,053
  1/31/2015                   22,288                         21,141
  2/28/2015                   21,905                         20,797
  3/31/2015                   21,925                         20,780
  4/30/2015                   21,280                         20,164
  5/31/2015                   21,017                         19,911
  6/30/2015                   20,271                         19,138
  7/31/2015                   21,038                         19,877
  8/31/2015                   19,807                         18,675
  9/30/2015                   20,271                         19,035
 10/31/2015                   21,360                         20,115
 11/30/2015                   21,058                         19,797
 12/31/2015                   21,223                         19,965
  1/31/2016                   20,644                         19,323
  2/29/2016                   20,748                         19,503
  3/31/2016                   22,732                         21,350
  4/30/2016                   22,628                         21,270
  5/31/2016                   22,732                         21,318
  6/30/2016                   23,889                         22,306
  7/31/2016                   24,922                         23,319
  8/31/2016                   24,157                         22,552
  9/30/2016                   23,868                         22,255
 10/31/2016                   22,401                         20,897
 11/30/2016                   21,760                         20,320
 12/31/2016                   22,616                         21,117
  1/31/2017                   22,681                         21,134
  2/28/2017                   23,334                         21,795
  3/31/2017                   23,051                         21,422
  4/30/2017                   23,203                         21,555
  5/31/2017                   23,269                         21,581
  6/30/2017                   23,464                         21,781
  7/31/2017                   23,943                         22,174
  8/31/2017                   24,008                         22,119
  9/30/2017                   23,812                         22,028
 10/31/2017                   23,704                         21,797
 11/30/2017                   24,443                         22,453
 12/31/2017                   24,698                         22,683
  1/31/2018                   24,450                         22,320
  2/28/2018                   22,803                         20,830
  3/31/2018                   23,547                         21,369
  4/30/2018                   23,705                         21,692
  5/31/2018                   24,202                         22,155
  6/30/2018                   24,811                         22,663
  7/31/2018                   25,081                         22,852
  8/31/2018                   25,397                         23,207
  9/30/2018                   24,901                         22,655
 10/31/2018                   24,156                         21,917
 11/30/2018                   25,059                         22,689
 12/31/2018                   23,672                         21,344
  1/31/2019                   26,181                         23,684
  2/28/2019                   26,252                         23,666
  3/31/2019                   27,270                         24,346
  4/30/2019                   27,152                         24,247               Past performance is not predictive
  5/31/2019                   27,246                         24,180               of future performance.
  6/30/2019                   27,767                         24,660
  7/31/2019                   27,980                         24,812               The returns shown do not reflect
  8/31/2019                   28,903                         25,418               the deduction of taxes that a
  9/30/2019                   29,448                         26,071               shareholder would pay on fund
 10/31/2019                   30,087                         26,669               distributions or the redemption of
                                                                                  fund shares.
            AVERAGE ANNUAL          ONE          FIVE         TEN
            TOTAL RETURN            YEAR         YEARS       YEARS                Copyright 2019 S&P Dow Jones
            --------------------------------------------------------------        Indices LLC, a division of S&P
                                   24.55%        7.82%       11.64%               Global. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]

               DFA International Small Cap Value         MSCI World ex USA
                            Portfolio             Small Cap Index (net dividends)
               ---------------------------------  -------------------------------
  10/31/2009               $10,000                           $10,000
  11/30/2009                10,047                            10,078
  12/31/2009                10,165                            10,205
   1/31/2010                 9,970                            10,071
   2/28/2010                 9,875                            10,013
   3/31/2010                10,677                            10,758
   4/30/2010                10,812                            10,970
   5/31/2010                 9,357                             9,652
   6/30/2010                 9,168                             9,562
   7/31/2010                10,060                            10,382
   8/31/2010                 9,590                            10,112
   9/30/2010                10,667                            11,259
  10/31/2010                11,001                            11,723
  11/30/2010                10,688                            11,416
  12/31/2010                12,005                            12,707
   1/31/2011                12,256                            12,773
   2/28/2011                12,612                            13,136
   3/31/2011                12,675                            13,124
   4/30/2011                13,219                            13,775
   5/31/2011                12,766                            13,394
   6/30/2011                12,487                            13,104
   7/31/2011                12,247                            13,032
   8/31/2011                11,082                            12,003
   9/30/2011                 9,775                            10,625
  10/31/2011                10,519                            11,487
  11/30/2011                10,179                            10,910
  12/31/2011                 9,908                            10,698
   1/31/2012                10,900                            11,582
   2/29/2012                11,550                            12,238
   3/31/2012                11,564                            12,156
   4/30/2012                11,243                            12,093
   5/31/2012                 9,813                            10,672
   6/30/2012                10,297                            11,040
   7/31/2012                10,268                            11,126
   8/31/2012                10,645                            11,445
   9/30/2012                11,143                            11,987
  10/31/2012                11,246                            12,046
  11/30/2012                11,402                            12,108
  12/31/2012                12,114                            12,568
   1/31/2013                12,735                            13,173
   2/28/2013                12,811                            13,219
   3/31/2013                13,072                            13,477
   4/30/2013                13,443                            13,868
   5/31/2013                13,178                            13,543
   6/30/2013                12,777                            13,008
   7/31/2013                13,729                            13,820
   8/31/2013                13,560                            13,796
   9/30/2013                14,874                            14,954
  10/31/2013                15,496                            15,396
  11/30/2013                15,520                            15,416
  12/31/2013                16,036                            15,779
   1/31/2014                15,816                            15,506
   2/28/2014                16,903                            16,385
   3/31/2014                17,014                            16,324
   4/30/2014                16,943                            16,273
   5/31/2014                17,077                            16,477
   6/30/2014                17,345                            16,851
   7/31/2014                16,736                            16,415
   8/31/2014                16,847                            16,455
   9/30/2014                15,866                            15,458
  10/31/2014                15,517                            15,067
  11/30/2014                15,406                            15,052
  12/31/2014                15,237                            14,936
   1/31/2015                15,138                            14,803
   2/28/2015                16,269                            15,750
   3/31/2015                15,949                            15,538
   4/30/2015                16,752                            16,328
   5/31/2015                17,014                            16,426
   6/30/2015                16,777                            16,184
   7/31/2015                16,571                            16,160
   8/31/2015                15,864                            15,440
   9/30/2015                15,231                            14,885
  10/31/2015                16,030                            15,768
  11/30/2015                15,907                            15,734
  12/31/2015                15,845                            15,751
   1/31/2016                14,674                            14,552
   2/29/2016                14,547                            14,630
   3/31/2016                15,716                            15,846
   4/30/2016                16,253                            16,346
   5/31/2016                16,125                            16,367
   6/30/2016                15,220                            15,643
   7/31/2016                16,315                            16,572
   8/31/2016                16,376                            16,433
   9/30/2016                16,824                            16,894
  10/31/2016                16,686                            16,393
  11/30/2016                16,591                            15,988
  12/31/2016                17,113                            16,431
   1/31/2017                17,851                            17,022
   2/28/2017                18,085                            17,349
   3/31/2017                18,435                            17,681
   4/30/2017                18,903                            18,307
   5/31/2017                19,254                            18,908
   6/30/2017                19,603                            18,969
   7/31/2017                20,343                            19,637
   8/31/2017                20,442                            19,802
   9/30/2017                21,092                            20,345
  10/31/2017                21,273                            20,633
  11/30/2017                21,291                            20,924
  12/31/2017                21,901                            21,530
   1/31/2018                22,864                            22,535
   2/28/2018                21,739                            21,659
   3/31/2018                21,405                            21,422
   4/30/2018                21,834                            21,748
   5/31/2018                21,205                            21,594
   6/30/2018                20,661                            21,221
   7/31/2018                20,986                            21,341
   8/31/2018                20,366                            21,194
   9/30/2018                20,460                            21,040
  10/31/2018                18,430                            19,034
  11/30/2018                18,085                            18,847
  12/31/2018                16,796                            17,639
   1/31/2019                18,057                            19,136
   2/28/2019                18,541                            19,577
   3/31/2019                18,248                            19,567
   4/30/2019                18,854                            20,101
   5/31/2019                17,381                            19,046
   6/30/2019                18,276                            19,912                 Past performance is not predictive
   7/31/2019                17,992                            19,823                 of future performance.
   8/31/2019                17,534                            19,364
   9/30/2019                18,175                            19,858                 The returns shown do not reflect
  10/31/2019                18,972                            20,673                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
              AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
              TOTAL RETURN           YEAR         YEARS        YEARS
              --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                     2.94%        4.10%        6.61%                 all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                       International Vector          MSCI World ex USA
                         Equity Portfolio          Index (net dividends)
                      ----------------------       ---------------------
  10/31/2009                $10,000                     $10,000
  11/30/2009                 10,217                      10,247
  12/31/2009                 10,331                      10,411
   1/31/2010                  9,972                       9,923
   2/28/2010                  9,950                       9,913
   3/31/2010                 10,740                      10,551
   4/30/2010                 10,761                      10,394
   5/31/2010                  9,433                       9,247
   6/30/2010                  9,290                       9,113
   7/31/2010                 10,271                       9,955
   8/31/2010                  9,841                       9,658
   9/30/2010                 10,942                      10,584
  10/31/2010                 11,362                      10,961
  11/30/2010                 10,953                      10,497
  12/31/2010                 12,119                      11,342
   1/31/2011                 12,399                      11,586
   2/28/2011                 12,813                      12,016
   3/31/2011                 12,634                      11,775
   4/30/2011                 13,274                      12,417
   5/31/2011                 12,836                      12,049
   6/30/2011                 12,572                      11,877
   7/31/2011                 12,277                      11,681
   8/31/2011                 11,185                      10,694
   9/30/2011                  9,847                       9,620
  10/31/2011                 10,681                      10,555
  11/30/2011                 10,350                      10,067
  12/31/2011                 10,064                       9,958
   1/31/2012                 10,887                      10,495
   2/29/2012                 11,463                      11,072
   3/31/2012                 11,463                      10,990
   4/30/2012                 11,181                      10,804
   5/31/2012                  9,804                       9,572
   6/30/2012                 10,363                      10,199
   7/31/2012                 10,315                      10,326
   8/31/2012                 10,674                      10,621
   9/30/2012                 11,097                      10,943
  10/31/2012                 11,205                      11,020
  11/30/2012                 11,385                      11,252
  12/31/2012                 11,966                      11,592
   1/31/2013                 12,500                      12,162
   2/28/2013                 12,391                      12,041
   3/31/2013                 12,532                      12,136
   4/30/2013                 12,993                      12,689
   5/31/2013                 12,702                      12,405
   6/30/2013                 12,297                      11,940
   7/31/2013                 13,085                      12,575
   8/31/2013                 12,987                      12,413
   9/30/2013                 14,019                      13,291
  10/31/2013                 14,513                      13,737
  11/30/2013                 14,550                      13,821
  12/31/2013                 14,875                      14,029
   1/31/2014                 14,475                      13,463
   2/28/2014                 15,364                      14,197
   3/31/2014                 15,327                      14,134
   4/30/2014                 15,478                      14,357
   5/31/2014                 15,616                      14,579
   6/30/2014                 15,869                      14,786
   7/31/2014                 15,412                      14,522
   8/31/2014                 15,475                      14,534
   9/30/2014                 14,629                      13,937
  10/31/2014                 14,361                      13,715
  11/30/2014                 14,297                      13,884
  12/31/2014                 13,943                      13,422
   1/31/2015                 13,840                      13,375
   2/28/2015                 14,774                      14,174
   3/31/2015                 14,514                      13,937
   4/30/2015                 15,266                      14,540
   5/31/2015                 15,305                      14,414
   6/30/2015                 14,955                      14,005
   7/31/2015                 14,877                      14,227
   8/31/2015                 14,022                      13,190
   9/30/2015                 13,393                      12,524
  10/31/2015                 14,198                      13,467
  11/30/2015                 14,132                      13,252
  12/31/2015                 13,943                      13,015
   1/31/2016                 13,024                      12,119
   2/29/2016                 12,811                      11,949
   3/31/2016                 13,826                      12,761
   4/30/2016                 14,280                      13,171
   5/31/2016                 14,227                      13,022
   6/30/2016                 13,683                      12,626
   7/31/2016                 14,428                      13,248
   8/31/2016                 14,537                      13,260
   9/30/2016                 14,857                      13,421
  10/31/2016                 14,654                      13,160
  11/30/2016                 14,490                      12,949
  12/31/2016                 14,897                      13,372
   1/31/2017                 15,529                      13,770
   2/28/2017                 15,666                      13,929
   3/31/2017                 16,039                      14,283
   4/30/2017                 16,465                      14,586
   5/31/2017                 16,876                      15,073
   6/30/2017                 17,058                      15,087
   7/31/2017                 17,711                      15,536
   8/31/2017                 17,794                      15,532
   9/30/2017                 18,321                      15,935
  10/31/2017                 18,585                      16,153
  11/30/2017                 18,739                      16,316
  12/31/2017                 19,209                      16,609
   1/31/2018                 20,172                      17,383
   2/28/2018                 19,209                      16,557
   3/31/2018                 19,011                      16,271
   4/30/2018                 19,294                      16,644
   5/31/2018                 18,997                      16,329
   6/30/2018                 18,589                      16,150
   7/31/2018                 18,917                      16,546
   8/31/2018                 18,475                      16,233
   9/30/2018                 18,550                      16,360
  10/31/2018                 16,816                      15,060
  11/30/2018                 16,630                      15,047
  12/31/2018                 15,562                      14,269
   1/31/2019                 16,819                      15,287
   2/28/2019                 17,163                      15,680
   3/31/2019                 17,031                      15,760
   4/30/2019                 17,630                      16,206
   5/31/2019                 16,417                      15,440
   6/30/2019                 17,367                      16,357             Past performance is not predictive
   7/31/2019                 16,957                      16,160             of future performance.
   8/31/2019                 16,455                      15,763
   9/30/2019                 17,068                      16,205             The returns shown do not reflect
  10/31/2019                 17,740                      16,729             the deduction of taxes that a
                                                                            shareholder would pay on fund
                                                                            distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN              fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ---------------------------------------------------------       MSCI data copyright MSCI 2019,
                                  5.49%       4.32%       5.90%             all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2019

                                          [CHART]

                International High Relative      MSCI World ex USA Index
                  Profitability Portfolio            (net dividends)
                ----------------------------    -------------------------
   5/16/2017               $10,000                       $10,000
   5/31/2017                10,050                        10,017
   6/30/2017                10,038                        10,026
   7/31/2017                10,219                        10,324
   8/31/2017                10,329                        10,322
   9/30/2017                10,577                        10,590
  10/31/2017                10,738                        10,734
  11/30/2017                10,849                        10,843
  12/31/2017                10,968                        11,038
   1/31/2018                11,463                        11,552
   2/28/2018                10,887                        11,003
   3/31/2018                10,893                        10,813
   4/30/2018                11,014                        11,061
   5/31/2018                10,974                        10,851
   6/30/2018                10,802                        10,732
   7/31/2018                11,088                        10,996
   8/31/2018                10,915                        10,788
   9/30/2018                10,941                        10,872
  10/31/2018                 9,966                        10,008
  11/30/2018                 9,997                         9,999
  12/31/2018                 9,489                         9,483
   1/31/2019                10,221                        10,159
   2/28/2019                10,479                        10,420
   3/31/2019                10,574                        10,473
   4/30/2019                10,916                        10,770
   5/31/2019                10,315                        10,261
   6/30/2019                10,964                        10,870
   7/31/2019                10,765                        10,739
   8/31/2019                10,640                        10,475             Past performance is not predictive
   9/30/2019                10,871                        10,769             of future performance.
  10/31/2019                11,280                        11,117
                                                                             The returns shown do not reflect
                                                                             the deduction of taxes that a
                                                                             shareholder would pay on fund
                                                                             distributions or the redemption of
            AVERAGE ANNUAL                 ONE           SINCE               fund shares.
            TOTAL RETURN                   YEAR        INCEPTION
            ----------------------------------------------------------       MSCI data copyright MSCI 2019,
                                          13.19%         5.02%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2019

                                     [CHART]


                     World Ex U.S.         MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010             $10,000                    $10,000
 8/31/2010               9,890                      9,920
 9/30/2010              10,980                     10,906
10/31/2010              11,350                     11,278
11/30/2010              10,850                     10,843
12/31/2010              11,859                     11,692
 1/31/2011              12,122                     11,807
 2/28/2011              12,385                     12,118
 3/31/2011              12,311                     12,090
 4/30/2011              12,899                     12,681
 5/31/2011              12,433                     12,315
 6/30/2011              12,238                     12,136
 7/31/2011              11,920                     11,971
 8/31/2011              10,670                     10,945
 9/30/2011               9,314                      9,727
10/31/2011              10,261                     10,752
11/30/2011               9,880                     10,203
12/31/2011               9,590                     10,089
 1/31/2012              10,422                     10,774
 2/29/2012              10,984                     11,379
 3/31/2012              10,811                     11,222
 4/30/2012              10,436                     11,045
 5/31/2012               9,177                      9,791
 6/30/2012               9,755                     10,369
 7/31/2012               9,703                     10,515
 8/31/2012              10,041                     10,735
 9/30/2012              10,475                     11,136
10/31/2012              10,538                     11,179
11/30/2012              10,687                     11,392
12/31/2012              11,281                     11,787
 1/31/2013              11,720                     12,266
 2/28/2013              11,442                     12,137
 3/31/2013              11,460                     12,161
 4/30/2013              11,899                     12,608
 5/31/2013              11,696                     12,316
 6/30/2013              11,154                     11,782
 7/31/2013              11,796                     12,298
 8/31/2013              11,666                     12,128
 9/30/2013              12,556                     12,971
10/31/2013              13,026                     13,447
11/30/2013              12,993                     13,470
12/31/2013              13,201                     13,589
 1/31/2014              12,652                     12,972
 2/28/2014              13,289                     13,623
 3/31/2014              13,361                     13,658
 4/30/2014              13,527                     13,839
 5/31/2014              13,760                     14,108
 6/30/2014              13,969                     14,345
 7/31/2014              13,778                     14,203
 8/31/2014              13,857                     14,281
 9/30/2014              13,101                     13,590
10/31/2014              12,921                     13,455
11/30/2014              12,864                     13,552
12/31/2014              12,384                     13,064
 1/31/2015              12,293                     13,044
 2/28/2015              13,080                     13,742
 3/31/2015              12,783                     13,520
 4/30/2015              13,604                     14,203
 5/31/2015              13,490                     13,981
 6/30/2015              13,108                     13,591
 7/31/2015              12,774                     13,553
 8/31/2015              11,805                     12,517
 9/30/2015              11,128                     11,937
10/31/2015              11,916                     12,825
11/30/2015              11,696                     12,561
12/31/2015              11,357                     12,324
 1/31/2016              10,526                     11,486
 2/29/2016              10,304                     11,354
 3/31/2016              11,258                     12,278
 4/30/2016              11,728                     12,601
 5/31/2016              11,399                     12,388
 6/30/2016              11,179                     12,199
 7/31/2016              11,763                     12,802
 8/31/2016              12,026                     12,883
 9/30/2016              12,182                     13,042
10/31/2016              12,338                     12,854
11/30/2016              12,266                     12,557
12/31/2016              12,572                     12,878
 1/31/2017              13,175                     13,334
 2/28/2017              13,283                     13,547
 3/31/2017              13,588                     13,890
 4/30/2017              13,781                     14,188
 5/31/2017              14,023                     14,648
 6/30/2017              14,148                     14,694
 7/31/2017              14,821                     15,235
 8/31/2017              14,919                     15,315
 9/30/2017              15,212                     15,599
10/31/2017              15,542                     15,893
11/30/2017              15,652                     16,022
12/31/2017              16,118                     16,380
 1/31/2018              17,149                     17,292
 2/28/2018              16,230                     16,477
 3/31/2018              16,026                     16,186
 4/30/2018              16,336                     16,445
 5/31/2018              15,728                     16,065
 6/30/2018              15,235                     15,763
 7/31/2018              15,750                     16,140
 8/31/2018              15,247                     15,802
 9/30/2018              15,438                     15,874
10/31/2018              14,110                     14,583
11/30/2018              14,161                     14,721
12/31/2018              13,428                     14,055
 1/31/2019              14,458                     15,117
 2/28/2019              14,615                     15,412
 3/31/2019              14,513                     15,504
 4/30/2019              14,891                     15,913
 5/31/2019              13,859                     15,059
 6/30/2019              14,658                     15,966                Past performance is not predictive
 7/31/2019              14,167                     15,773                of future performance.
 8/31/2019              13,558                     15,286
 9/30/2019              14,145                     15,679                The returns shown do not reflect
10/31/2019              14,639                     16,226                the deduction of taxes that a
                                                                         shareholder would pay on fund
                                                                         distributions or the redemption of
         AVERAGE ANNUAL       ONE        FIVE         SINCE              fund shares.
         TOTAL RETURN         YEAR       YEARS      INCEPTION
         ----------------------------------------------------------      MSCI data copyright MSCI 2019,
                              3.75%      2.53%        4.23%              all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2019

                                     [CHART]


                World Ex U.S. Targeted        MSCI All Country World ex USA
                   Value Portfolio           Small Cap Index (net dividends)
               ------------------------      -------------------------------
 11/1/2012             $10,000                          $10,000
11/30/2012              10,120                           10,013
12/31/2012              10,735                           10,417
 1/31/2013              11,157                           10,868
 2/28/2013              11,147                           10,925
 3/31/2013              11,278                           11,098
 4/30/2013              11,549                           11,398
 5/31/2013              11,298                           11,175
 6/30/2013              10,766                           10,607
 7/31/2013              11,376                           11,134
 8/31/2013              11,193                           11,038
 9/30/2013              12,191                           11,920
10/31/2013              12,690                           12,289
11/30/2013              12,629                           12,257
12/31/2013              12,872                           12,472
 1/31/2014              12,497                           12,231
 2/28/2014              13,185                           12,888
 3/31/2014              13,404                           12,904
 4/30/2014              13,404                           12,883
 5/31/2014              13,633                           13,090
 6/30/2014              13,888                           13,374
 7/31/2014              13,616                           13,121
 8/31/2014              13,773                           13,215
 9/30/2014              12,908                           12,464
10/31/2014              12,698                           12,170
11/30/2014              12,571                           12,119
12/31/2014              12,294                           11,969
 1/31/2015              12,219                           11,925
 2/28/2015              12,977                           12,575
 3/31/2015              12,710                           12,439
 4/30/2015              13,511                           13,182
 5/31/2015              13,489                           13,256
 6/30/2015              13,224                           12,964
 7/31/2015              12,816                           12,717
 8/31/2015              12,088                           12,007
 9/30/2015              11,599                           11,665
10/31/2015              12,332                           12,356
11/30/2015              12,170                           12,268
12/31/2015              12,035                           12,280
 1/31/2016              11,171                           11,339
 2/29/2016              11,149                           11,377
 3/31/2016              12,256                           12,364
 4/30/2016              12,733                           12,710
 5/31/2016              12,408                           12,626
 6/30/2016              12,109                           12,256
 7/31/2016              12,909                           12,938
 8/31/2016              13,019                           12,907
 9/30/2016              13,305                           13,225
10/31/2016              13,218                           12,877
11/30/2016              13,042                           12,495
12/31/2016              13,277                           12,760
 1/31/2017              14,026                           13,249
 2/28/2017              14,357                           13,598
 3/31/2017              14,724                           13,880
 4/30/2017              15,055                           14,296
 5/31/2017              15,331                           14,684
 6/30/2017              15,481                           14,746
 7/31/2017              16,127                           15,267
 8/31/2017              16,295                           15,432
 9/30/2017              16,609                           15,764
10/31/2017              16,867                           16,058
11/30/2017              16,911                           16,297
12/31/2017              17,462                           16,798
 1/31/2018              18,401                           17,624
 2/28/2018              17,485                           16,931
 3/31/2018              17,261                           16,739
 4/30/2018              17,456                           16,932
 5/31/2018              17,078                           16,761
 6/30/2018              16,386                           16,304
 7/31/2018              16,641                           16,418
 8/31/2018              16,189                           16,258
 9/30/2018              16,093                           16,057
10/31/2018              14,580                           14,496
11/30/2018              14,708                           14,532
12/31/2018              13,904                           13,741
 1/31/2019              14,964                           14,817
 2/28/2019              15,241                           15,128
 3/31/2019              15,048                           15,151
 4/30/2019              15,458                           15,486
 5/31/2019              14,312                           14,687                 Past performance is not predictive
 6/30/2019              15,107                           15,335                 of future performance.
 7/31/2019              14,728                           15,233
 8/31/2019              14,190                           14,794                 The returns shown do not reflect
 9/30/2019              14,680                           15,153                 the deduction of taxes that a
10/31/2019              15,307                           15,766                 shareholder would pay on fund
                                                                                distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE          SINCE                 fund shares.
          TOTAL RETURN          YEAR        YEARS       INCEPTION
          --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                4.99%       3.81%         6.27%                 all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2019

                                 [CHART]

                        World Ex U.S. Core        MSCI All Country World
                         Equity Portfolio      ex USA Index (net dividends)
                        ------------------     ----------------------------
  4/9/2013                   $10,000                     $10,000
 4/30/2013                    10,160                      10,415
 5/31/2013                     9,890                      10,174
 6/30/2013                     9,485                       9,733
 7/31/2013                     9,971                      10,159
 8/31/2013                     9,830                      10,019
 9/30/2013                    10,575                      10,715
10/31/2013                    10,962                      11,108
11/30/2013                    10,952                      11,127
12/31/2013                    11,104                      11,225
 1/31/2014                    10,653                      10,715
 2/28/2014                    11,227                      11,254
 3/31/2014                    11,309                      11,282
 4/30/2014                    11,422                      11,431
 5/31/2014                    11,597                      11,654
 6/30/2014                    11,810                      11,850
 7/31/2014                    11,592                      11,732
 8/31/2014                    11,706                      11,797
 9/30/2014                    11,072                      11,226
10/31/2014                    10,957                      11,115
11/30/2014                    10,916                      11,195
12/31/2014                    10,565                      10,791
 1/31/2015                    10,565                      10,775
 2/28/2015                    11,162                      11,351
 3/31/2015                    10,968                      11,168
 4/30/2015                    11,608                      11,732
 5/31/2015                    11,534                      11,549
 6/30/2015                    11,209                      11,227
 7/31/2015                    10,976                      11,196
 8/31/2015                    10,234                      10,340
 9/30/2015                     9,847                       9,860
10/31/2015                    10,465                      10,595
11/30/2015                    10,348                      10,376
12/31/2015                    10,164                      10,180
 1/31/2016                     9,533                       9,488
 2/29/2016                     9,372                       9,379
 3/31/2016                    10,212                      10,142
 4/30/2016                    10,459                      10,409
 5/31/2016                    10,319                      10,233
 6/30/2016                    10,173                      10,077
 7/31/2016                    10,705                      10,575
 8/31/2016                    10,792                      10,642
 9/30/2016                    10,993                      10,773
10/31/2016                    10,840                      10,618
11/30/2016                    10,610                      10,373
12/31/2016                    10,812                      10,638
 1/31/2017                    11,295                      11,015
 2/28/2017                    11,493                      11,190
 3/31/2017                    11,793                      11,474
 4/30/2017                    12,068                      11,720
 5/31/2017                    12,376                      12,100
 6/30/2017                    12,475                      12,138
 7/31/2017                    12,965                      12,585
 8/31/2017                    13,087                      12,651
 9/30/2017                    13,340                      12,886
10/31/2017                    13,586                      13,128
11/30/2017                    13,698                      13,235
12/31/2017                    14,074                      13,531
 1/31/2018                    14,863                      14,284
 2/28/2018                    14,142                      13,611
 3/31/2018                    14,040                      13,371
 4/30/2018                    14,142                      13,584
 5/31/2018                    13,883                      13,270
 6/30/2018                    13,468                      13,021
 7/31/2018                    13,753                      13,332
 8/31/2018                    13,423                      13,053
 9/30/2018                    13,400                      13,113
10/31/2018                    12,198                      12,046
11/30/2018                    12,312                      12,160
12/31/2018                    11,681                      11,610
 1/31/2019                    12,624                      12,487
 2/28/2019                    12,810                      12,731
 3/31/2019                    12,827                      12,807
 4/30/2019                    13,177                      13,145
 5/31/2019                    12,338                      12,440
 6/30/2019                    13,061                      13,189               Past performance is not predictive
 7/31/2019                    12,743                      13,029               of future performance.
 8/31/2019                    12,377                      12,627
 9/30/2019                    12,765                      12,952               The returns shown do not reflect
10/31/2019                    13,251                      13,404               the deduction of taxes that a
                                                                               shareholder would pay on fund
                                                                               distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE          SINCE                fund shares.
          TOTAL RETURN          YEAR        YEARS       INCEPTION
          --------------------------------------------------------------       MSCI data copyright MSCI 2019,
                                8.64%       3.87%         4.38%                all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2019

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/7/2012               $10,000                        $10,000
 3/31/2012                10,170                         10,307
 4/30/2012                10,050                         10,189
 5/31/2012                 9,400                          9,276
 6/30/2012                 9,822                          9,734
 7/31/2012                 9,913                          9,867
 8/31/2012                10,175                         10,082
 9/30/2012                10,465                         10,399
10/31/2012                10,354                         10,330
11/30/2012                10,425                         10,462
12/31/2012                10,644                         10,699
 1/31/2013                11,175                         11,192
 2/28/2013                11,266                         11,190
 3/31/2013                11,598                         11,395
 4/30/2013                11,843                         11,720
 5/31/2013                11,986                         11,688
 6/30/2013                11,754                         11,346
 7/31/2013                12,382                         11,890
 8/31/2013                12,053                         11,642
 9/30/2013                12,609                         12,243
10/31/2013                13,125                         12,735
11/30/2013                13,477                         12,916
12/31/2013                13,786                         13,138
 1/31/2014                13,260                         12,613
 2/28/2014                13,902                         13,222
 3/31/2014                14,000                         13,281
 4/30/2014                14,074                         13,407
 5/31/2014                14,359                         13,693
 6/30/2014                14,684                         13,950
 7/31/2014                14,355                         13,781
 8/31/2014                14,726                         14,086
 9/30/2014                14,116                         13,629
10/31/2014                14,222                         13,725
11/30/2014                14,340                         13,954
12/31/2014                14,128                         13,685
 1/31/2015                13,902                         13,471
 2/28/2015                14,731                         14,221
 3/31/2015                14,555                         14,001
 4/30/2015                14,944                         14,407
 5/31/2015                14,987                         14,388
 6/30/2015                14,696                         14,049
 7/31/2015                14,642                         14,171
 8/31/2015                13,729                         13,200
 9/30/2015                13,239                         12,722
10/31/2015                14,135                         13,720
11/30/2015                14,113                         13,607
12/31/2015                13,780                         13,362
 1/31/2016                12,967                         12,556
 2/29/2016                12,901                         12,469
 3/31/2016                13,930                         13,393
 4/30/2016                14,140                         13,591
 5/31/2016                14,173                         13,608
 6/30/2016                14,055                         13,526
 7/31/2016                14,700                         14,109
 8/31/2016                14,789                         14,156
 9/30/2016                14,929                         14,243
10/31/2016                14,662                         14,001
11/30/2016                14,963                         14,108
12/31/2016                15,257                         14,412
 1/31/2017                15,719                         14,806
 2/28/2017                16,114                         15,222
 3/31/2017                16,308                         15,408
 4/30/2017                16,579                         15,648
 5/31/2017                16,828                         15,994
 6/30/2017                17,001                         16,066
 7/31/2017                17,467                         16,515
 8/31/2017                17,524                         16,579
 9/30/2017                17,890                         16,899
10/31/2017                18,347                         17,250
11/30/2017                18,735                         17,584
12/31/2017                19,085                         17,867
 1/31/2018                20,087                         18,875
 2/28/2018                19,235                         18,083
 3/31/2018                19,008                         17,696
 4/30/2018                19,088                         17,865
 5/31/2018                19,180                         17,887
 6/30/2018                18,969                         17,790
 7/31/2018                19,491                         18,326
 8/31/2018                19,630                         18,470
 9/30/2018                19,606                         18,551
10/31/2018                17,951                         17,161
11/30/2018                18,172                         17,412
12/31/2018                16,737                         16,185
 1/31/2019                18,168                         17,463
 2/28/2019                18,653                         17,930
 3/31/2019                18,724                         18,156
 4/30/2019                19,412                         18,769
 5/31/2019                18,060                         17,655              Past performance is not predictive
 6/30/2019                19,295                         18,812              of future performance.
 7/31/2019                19,236                         18,867
 8/31/2019                18,674                         18,419              The returns shown do not reflect
 9/30/2019                19,194                         18,807              the deduction of taxes that a
10/31/2019                19,734                         19,321              shareholder would pay on fund
                                                                             distributions or the redemption of
          AVERAGE ANNUAL        ONE         FIVE         SINCE               fund shares.
          TOTAL RETURN          YEAR        YEARS      INCEPTION
          ------------------------------------------------------------       MSCI data copyright MSCI 2019,
                                9.94%       6.77%        9.29%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2019

                                     [CHART]


                        Selectively Hedged              MSCI All Country
                     Global Equity Portfolio       World Index (net dividends)
                   ---------------------------     --------------------------
11/14/2011                  $10,000                        $10,000
11/30/2011                    9,920                          9,873
12/31/2011                    9,828                          9,853
 1/31/2012                   10,533                         10,426
 2/29/2012                   11,077                         10,951
 3/31/2012                   11,141                         11,024
 4/30/2012                   10,939                         10,898
 5/31/2012                    9,962                          9,921
 6/30/2012                   10,442                         10,410
 7/31/2012                   10,463                         10,553
 8/31/2012                   10,748                         10,782
 9/30/2012                   11,122                         11,122
10/31/2012                   11,112                         11,048
11/30/2012                   11,265                         11,189
12/31/2012                   11,718                         11,443
 1/31/2013                   12,225                         11,970
 2/28/2013                   12,287                         11,968
 3/31/2013                   12,576                         12,187
 4/30/2013                   12,814                         12,535
 5/31/2013                   12,897                         12,501
 6/30/2013                   12,514                         12,135
 7/31/2013                   13,114                         12,716
 8/31/2013                   12,845                         12,451
 9/30/2013                   13,569                         13,094
10/31/2013                   14,096                         13,621
11/30/2013                   14,324                         13,813
12/31/2013                   14,611                         14,052
 1/31/2014                   14,001                         13,490
 2/28/2014                   14,675                         14,141
 3/31/2014                   14,847                         14,204
 4/30/2014                   14,879                         14,339
 5/31/2014                   15,136                         14,644
 6/30/2014                   15,500                         14,920
 7/31/2014                   15,200                         14,739
 8/31/2014                   15,628                         15,065
 9/30/2014                   15,061                         14,576
10/31/2014                   15,200                         14,679
11/30/2014                   15,360                         14,924
12/31/2014                   15,182                         14,636
 1/31/2015                   14,958                         14,408
 2/28/2015                   15,878                         15,210
 3/31/2015                   15,766                         14,974
 4/30/2015                   16,136                         15,409
 5/31/2015                   16,226                         15,388
 6/30/2015                   15,867                         15,026
 7/31/2015                   15,754                         15,157
 8/31/2015                   14,700                         14,118
 9/30/2015                   14,172                         13,606
10/31/2015                   15,148                         14,674
11/30/2015                   15,204                         14,553
12/31/2015                   14,728                         14,290
 1/31/2016                   13,907                         13,429
 2/29/2016                   13,768                         13,336
 3/31/2016                   14,797                         14,324
 4/30/2016                   14,948                         14,536
 5/31/2016                   15,063                         14,554
 6/30/2016                   14,971                         14,466
 7/31/2016                   15,641                         15,090
 8/31/2016                   15,792                         15,140
 9/30/2016                   15,930                         15,233
10/31/2016                   15,803                         14,975
11/30/2016                   16,254                         15,088
12/31/2016                   16,619                         15,414
 1/31/2017                   17,012                         15,836
 2/28/2017                   17,477                         16,280
 3/31/2017                   17,679                         16,479
 4/30/2017                   17,906                         16,736
 5/31/2017                   18,072                         17,106
 6/30/2017                   18,239                         17,183
 7/31/2017                   18,656                         17,664
 8/31/2017                   18,716                         17,731
 9/30/2017                   19,121                         18,074
10/31/2017                   19,681                         18,449
11/30/2017                   20,002                         18,806
12/31/2017                   20,383                         19,109
 1/31/2018                   21,253                         20,187
 2/28/2018                   20,396                         19,340
 3/31/2018                   20,163                         18,926
 4/30/2018                   20,347                         19,106
 5/31/2018                   20,457                         19,130
 6/30/2018                   20,224                         19,027
 7/31/2018                   20,812                         19,600
 8/31/2018                   20,934                         19,754
 9/30/2018                   20,885                         19,840
10/31/2018                   19,233                         18,354
11/30/2018                   19,514                         18,622
12/31/2018                   18,000                         17,310
 1/31/2019                   19,498                         18,677
 2/28/2019                   20,035                         19,177
 3/31/2019                   20,125                         19,418
 4/30/2019                   20,855                         20,074
 5/31/2019                   19,434                         18,883
 6/30/2019                   20,663                         20,119                Past performance is not predictive
 7/31/2019                   20,714                         20,178                of future performance.
 8/31/2019                   20,048                         19,700
 9/30/2019                   20,676                         20,114                The returns shown do not reflect
10/31/2019                   21,175                         20,665                the deduction of taxes that a
                                                                                  shareholder would pay on fund
                                                                                  distributions or the redemption of
           AVERAGE ANNUAL         ONE         FIVE          SINCE                 fund shares.
           TOTAL RETURN           YEAR        YEARS       INCEPTION
           ---------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                 10.10%       6.86%         9.88%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                               Emerging               MSCI Emerging Markets
                          Markets Portfolio           Index (net dividends)
                     ---------------------------     --------------------------
  10/31/2009                   $10,000                        $10,000
  11/30/2009                    10,595                         10,430
  12/31/2009                    10,974                         10,841
   1/31/2010                    10,372                         10,237
   2/28/2010                    10,497                         10,273
   3/31/2010                    11,373                         11,102
   4/30/2010                    11,438                         11,237
   5/31/2010                    10,371                         10,248
   6/30/2010                    10,387                         10,173
   7/31/2010                    11,299                         11,020
   8/31/2010                    11,034                         10,806
   9/30/2010                    12,285                         12,007
  10/31/2010                    12,653                         12,356
  11/30/2010                    12,367                         12,029
  12/31/2010                    13,368                         12,888
   1/31/2011                    13,019                         12,538
   2/28/2011                    12,923                         12,421
   3/31/2011                    13,638                         13,152
   4/30/2011                    14,113                         13,560
   5/31/2011                    13,721                         13,204
   6/30/2011                    13,554                         13,001
   7/31/2011                    13,444                         12,943
   8/31/2011                    12,352                         11,786
   9/30/2011                    10,482                         10,068
  10/31/2011                    11,791                         11,402
  11/30/2011                    11,375                         10,642
  12/31/2011                    11,040                         10,513
   1/31/2012                    12,224                         11,706
   2/29/2012                    12,884                         12,407
   3/31/2012                    12,545                         11,993
   4/30/2012                    12,317                         11,850
   5/31/2012                    10,989                         10,521
   6/30/2012                    11,526                         10,927
   7/31/2012                    11,619                         11,140
   8/31/2012                    11,690                         11,103
   9/30/2012                    12,342                         11,773
  10/31/2012                    12,272                         11,701
  11/30/2012                    12,432                         11,850
  12/31/2012                    13,155                         12,429
   1/31/2013                    13,221                         12,601
   2/28/2013                    13,064                         12,442
   3/31/2013                    12,875                         12,228
   4/30/2013                    13,013                         12,320
   5/31/2013                    12,588                         12,004
   6/30/2013                    11,795                         11,240
   7/31/2013                    11,964                         11,357
   8/31/2013                    11,680                         11,162
   9/30/2013                    12,512                         11,888
  10/31/2013                    13,080                         12,466
  11/30/2013                    12,881                         12,284
  12/31/2013                    12,744                         12,106
   1/31/2014                    11,856                         11,320
   2/28/2014                    12,283                         11,695
   3/31/2014                    12,710                         12,054
   4/30/2014                    12,783                         12,094
   5/31/2014                    13,215                         12,516
   6/30/2014                    13,579                         12,849
   7/31/2014                    13,737                         13,097
   8/31/2014                    14,161                         13,392
   9/30/2014                    13,115                         12,400
  10/31/2014                    13,254                         12,546
  11/30/2014                    13,120                         12,413
  12/31/2014                    12,526                         11,841
   1/31/2015                    12,606                         11,912
   2/28/2015                    12,986                         12,281
   3/31/2015                    12,711                         12,106
   4/30/2015                    13,557                         13,037
   5/31/2015                    13,011                         12,515
   6/30/2015                    12,694                         12,190
   7/31/2015                    11,876                         11,345
   8/31/2015                    10,892                         10,319
   9/30/2015                    10,596                         10,009
  10/31/2015                    11,235                         10,723
  11/30/2015                    10,845                         10,304
  12/31/2015                    10,546                         10,075
   1/31/2016                    10,097                          9,421
   2/29/2016                    10,036                          9,406
   3/31/2016                    11,360                         10,650
   4/30/2016                    11,426                         10,708
   5/31/2016                    10,976                         10,309
   6/30/2016                    11,556                         10,721
   7/31/2016                    12,148                         11,260
   8/31/2016                    12,292                         11,540
   9/30/2016                    12,446                         11,689
  10/31/2016                    12,472                         11,716
  11/30/2016                    11,820                         11,177
  12/31/2016                    11,821                         11,202
   1/31/2017                    12,528                         11,815
   2/28/2017                    12,944                         12,176
   3/31/2017                    13,360                         12,484
   4/30/2017                    13,615                         12,757
   5/31/2017                    14,021                         13,134
   6/30/2017                    14,151                         13,266
   7/31/2017                    14,897                         14,057
   8/31/2017                    15,205                         14,371
   9/30/2017                    15,057                         14,314
  10/31/2017                    15,568                         14,815
  11/30/2017                    15,615                         14,845
  12/31/2017                    16,144                         15,378
   1/31/2018                    17,357                         16,660
   2/28/2018                    16,525                         15,891
   3/31/2018                    16,441                         15,596
   4/30/2018                    16,229                         15,527
   5/31/2018                    15,588                         14,977
   6/30/2018                    14,925                         14,355
   7/31/2018                    15,462                         14,670
   8/31/2018                    15,105                         14,273
   9/30/2018                    14,925                         14,198
  10/31/2018                    13,679                         12,961
  11/30/2018                    14,275                         13,495
  12/31/2018                    13,944                         13,138
   1/31/2019                    15,085                         14,288
   2/28/2019                    14,950                         14,320
   3/31/2019                    15,085                         14,440
   4/30/2019                    15,323                         14,744
   5/31/2019                    14,409                         13,675
   6/30/2019                    15,214                         14,528              Past performance is not predictive
   7/31/2019                    14,839                         14,350              of future performance.
   8/31/2019                    14,242                         13,651
   9/30/2019                    14,607                         13,911              The returns shown do not reflect
  10/31/2019                    15,191                         14,498              the deduction of taxes that a
                                                                                   shareholder would pay on fund
                                                                                   distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE          TEN                fund shares.
             TOTAL RETURN            YEAR         YEARS        YEARS
             --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    11.06%        2.77%        4.27%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                        Emerging Markets                   MSCI Emerging
                      Small cap Portfolio           Markets Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009                $10,000                          $10,000
  11/30/2009                 10,585                           10,430
  12/31/2009                 11,168                           10,841
   1/31/2010                 10,673                           10,237
   2/28/2010                 10,857                           10,273
   3/31/2010                 11,785                           11,102
   4/30/2010                 11,975                           11,237
   5/31/2010                 10,766                           10,248
   6/30/2010                 11,051                           10,173
   7/31/2010                 12,065                           11,020
   8/31/2010                 12,123                           10,806
   9/30/2010                 13,591                           12,007
  10/31/2010                 14,133                           12,356
  11/30/2010                 13,749                           12,029
  12/31/2010                 14,539                           12,888
   1/31/2011                 13,923                           12,538
   2/28/2011                 13,512                           12,421
   3/31/2011                 14,261                           13,152
   4/30/2011                 15,010                           13,560
   5/31/2011                 14,666                           13,204
   6/30/2011                 14,547                           13,001
   7/31/2011                 14,711                           12,943
   8/31/2011                 13,312                           11,786
   9/30/2011                 10,945                           10,068
  10/31/2011                 12,151                           11,402
  11/30/2011                 11,557                           10,642
  12/31/2011                 11,250                           10,513
   1/31/2012                 12,518                           11,706
   2/29/2012                 13,540                           12,407
   3/31/2012                 13,187                           11,993
   4/30/2012                 12,872                           11,850
   5/31/2012                 11,692                           10,521
   6/30/2012                 12,139                           10,927
   7/31/2012                 11,987                           11,140
   8/31/2012                 12,298                           11,103
   9/30/2012                 13,017                           11,773
  10/31/2012                 12,966                           11,701
  11/30/2012                 13,189                           11,850
  12/31/2012                 14,000                           12,429
   1/31/2013                 14,258                           12,601
   2/28/2013                 14,403                           12,442
   3/31/2013                 14,336                           12,228
   4/30/2013                 14,627                           12,320
   5/31/2013                 14,415                           12,004
   6/30/2013                 13,168                           11,240
   7/31/2013                 13,228                           11,357
   8/31/2013                 12,675                           11,162
   9/30/2013                 13,601                           11,888
  10/31/2013                 14,123                           12,466
  11/30/2013                 13,922                           12,284
  12/31/2013                 13,807                           12,106
   1/31/2014                 13,216                           11,320
   2/28/2014                 13,800                           11,695
   3/31/2014                 14,273                           12,054
   4/30/2014                 14,390                           12,094
   5/31/2014                 14,878                           12,516
   6/30/2014                 15,260                           12,849
   7/31/2014                 15,295                           13,097
   8/31/2014                 15,763                           13,392
   9/30/2014                 14,978                           12,400
  10/31/2014                 14,846                           12,546
  11/30/2014                 14,673                           12,413
  12/31/2014                 14,221                           11,841
   1/31/2015                 14,450                           11,912
   2/28/2015                 14,821                           12,281
   3/31/2015                 14,707                           12,106
   4/30/2015                 15,751                           13,037
   5/31/2015                 15,529                           12,515
   6/30/2015                 14,996                           12,190
   7/31/2015                 14,081                           11,345
   8/31/2015                 12,700                           10,319
   9/30/2015                 12,679                           10,009
  10/31/2015                 13,380                           10,723
  11/30/2015                 13,106                           10,304
  12/31/2015                 12,984                           10,075
   1/31/2016                 12,209                            9,421
   2/29/2016                 12,157                            9,406
   3/31/2016                 13,653                           10,650
   4/30/2016                 13,994                           10,708
   5/31/2016                 13,409                           10,309
   6/30/2016                 14,151                           10,721
   7/31/2016                 14,973                           11,260
   8/31/2016                 15,062                           11,540
   9/30/2016                 15,308                           11,689
  10/31/2016                 15,248                           11,716
  11/30/2016                 14,321                           11,177
  12/31/2016                 14,402                           11,202
   1/31/2017                 15,241                           11,815
   2/28/2017                 16,040                           12,176
   3/31/2017                 16,537                           12,484
   4/30/2017                 16,747                           12,757
   5/31/2017                 16,809                           13,134
   6/30/2017                 16,914                           13,266
   7/31/2017                 17,622                           14,057
   8/31/2017                 18,027                           14,371
   9/30/2017                 17,940                           14,314
  10/31/2017                 18,450                           14,815
  11/30/2017                 18,733                           14,845
  12/31/2017                 19,480                           15,378
   1/31/2018                 20,753                           16,660
   2/28/2018                 19,871                           15,891
   3/31/2018                 19,757                           15,596
   4/30/2018                 19,561                           15,527
   5/31/2018                 19,129                           14,977
   6/30/2018                 17,839                           14,355
   7/31/2018                 18,125                           14,670
   8/31/2018                 17,594                           14,273
   9/30/2018                 17,029                           14,198
  10/31/2018                 15,415                           12,961
  11/30/2018                 16,362                           13,495
  12/31/2018                 16,059                           13,138
   1/31/2019                 17,241                           14,288
   2/28/2019                 17,292                           14,320
   3/31/2019                 17,472                           14,440
   4/30/2019                 17,635                           14,744
   5/31/2019                 16,761                           13,675
   6/30/2019                 17,606                           14,528                 Past performance is not predictive
   7/31/2019                 17,177                           14,350                 of future performance.
   8/31/2019                 16,456                           13,651
   9/30/2019                 16,771                           13,911                 The returns shown do not reflect
  10/31/2019                 17,413                           14,498                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE          TEN                  fund shares.
             TOTAL RETURN            YEAR         YEARS        YEARS
             ---------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                    12.96%        3.24%        5.70%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                       Emerging Markets Value           MSCI Emerging Markets
                  Portfolio - Institutional Class       Index (net dividends)
                  -------------------------------      ------------------------
  10/31/2009                   $10,000                        $10,000
  11/30/2009                    10,637                         10,430
  12/31/2009                    11,164                         10,841
   1/31/2010                    10,528                         10,237
   2/28/2010                    10,610                         10,273
   3/31/2010                    11,543                         11,102
   4/30/2010                    11,618                         11,237
   5/31/2010                    10,400                         10,248
   6/30/2010                    10,465                         10,173
   7/31/2010                    11,433                         11,020
   8/31/2010                    11,226                         10,806
   9/30/2010                    12,574                         12,007
  10/31/2010                    13,004                         12,356
  11/30/2010                    12,581                         12,029
  12/31/2010                    13,626                         12,888
   1/31/2011                    13,200                         12,538
   2/28/2011                    12,978                         12,421
   3/31/2011                    13,724                         13,152
   4/30/2011                    14,214                         13,560
   5/31/2011                    13,671                         13,204
   6/30/2011                    13,391                         13,001
   7/31/2011                    13,278                         12,943
   8/31/2011                    11,930                         11,786
   9/30/2011                     9,788                         10,068
  10/31/2011                    11,074                         11,402
  11/30/2011                    10,513                         10,642
  12/31/2011                    10,135                         10,513
   1/31/2012                    11,541                         11,706
   2/29/2012                    12,244                         12,407
   3/31/2012                    11,717                         11,993
   4/30/2012                    11,334                         11,850
   5/31/2012                    10,081                         10,521
   6/30/2012                    10,536                         10,927
   7/31/2012                    10,470                         11,140
   8/31/2012                    10,615                         11,103
   9/30/2012                    11,298                         11,773
  10/31/2012                    11,151                         11,701
  11/30/2012                    11,274                         11,850
  12/31/2012                    12,098                         12,429
   1/31/2013                    12,292                         12,601
   2/28/2013                    12,086                         12,442
   3/31/2013                    11,982                         12,228
   4/30/2013                    12,088                         12,320
   5/31/2013                    11,743                         12,004
   6/30/2013                    10,754                         11,240
   7/31/2013                    10,963                         11,357
   8/31/2013                    10,730                         11,162
   9/30/2013                    11,522                         11,888
  10/31/2013                    12,045                         12,466
  11/30/2013                    11,753                         12,284
  12/31/2013                    11,638                         12,106
   1/31/2014                    10,824                         11,320
   2/28/2014                    11,064                         11,695
   3/31/2014                    11,558                         12,054
   4/30/2014                    11,634                         12,094
   5/31/2014                    12,106                         12,516
   6/30/2014                    12,421                         12,849
   7/31/2014                    12,653                         13,097
   8/31/2014                    12,936                         13,392
   9/30/2014                    11,875                         12,400
  10/31/2014                    11,863                         12,546
  11/30/2014                    11,666                         12,413
  12/31/2014                    11,124                         11,841
   1/31/2015                    11,033                         11,912
   2/28/2015                    11,426                         12,281
   3/31/2015                    11,102                         12,106
   4/30/2015                    12,208                         13,037
   5/31/2015                    11,664                         12,515
   6/30/2015                    11,292                         12,190
   7/31/2015                    10,385                         11,345
   8/31/2015                     9,444                         10,319
   9/30/2015                     9,128                         10,009
  10/31/2015                     9,696                         10,723
  11/30/2015                     9,316                         10,304
  12/31/2015                     9,036                         10,075
   1/31/2016                     8,526                          9,421
   2/29/2016                     8,580                          9,406
   3/31/2016                     9,840                         10,650
   4/30/2016                    10,106                         10,708
   5/31/2016                     9,449                         10,309
   6/30/2016                     9,966                         10,721
   7/31/2016                    10,593                         11,260
   8/31/2016                    10,785                         11,540
   9/30/2016                    10,934                         11,689
  10/31/2016                    11,173                         11,716
  11/30/2016                    10,781                         11,177
  12/31/2016                    10,829                         11,202
   1/31/2017                    11,511                         11,815
   2/28/2017                    12,036                         12,176
   3/31/2017                    12,366                         12,484
   4/30/2017                    12,456                         12,757
   5/31/2017                    12,682                         13,134
   6/30/2017                    12,715                         13,266
   7/31/2017                    13,395                         14,057
   8/31/2017                    13,730                         14,371
   9/30/2017                    13,422                         14,314
  10/31/2017                    13,899                         14,815
  11/30/2017                    13,968                         14,845
  12/31/2017                    14,485                         15,378
   1/31/2018                    15,756                         16,660
   2/28/2018                    15,013                         15,891
   3/31/2018                    14,809                         15,596
   4/30/2018                    14,865                         15,527
   5/31/2018                    14,220                         14,977
   6/30/2018                    13,445                         14,355
   7/31/2018                    14,062                         14,670
   8/31/2018                    13,728                         14,273
   9/30/2018                    13,741                         14,198
  10/31/2018                    12,586                         12,961
  11/30/2018                    13,037                         13,495
  12/31/2018                    12,756                         13,138
   1/31/2019                    13,687                         14,288
   2/28/2019                    13,592                         14,320
   3/31/2019                    13,668                         14,440
   4/30/2019                    13,773                         14,744
   5/31/2019                    13,046                         13,675
   6/30/2019                    13,708                         14,528              Past performance is not predictive
   7/31/2019                    13,103                         14,350              of future performance.
   8/31/2019                    12,432                         13,651
   9/30/2019                    12,750                         13,911              The returns shown do not reflect
  10/31/2019                    13,194                         14,498              the deduction of taxes that a
                                                                                   shareholder would pay on fund
                                                                                   distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE          TEN                 fund shares.
             TOTAL RETURN           YEAR         YEARS        YEARS
             --------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    4.83%        2.15%        2.81%                all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                       [CHART]


                    Emerging Markets value                  MSCI Emerging
                     Portfolio - Class R2           Markets Index (net dividends)
                  --------------------------        ----------------------------
  10/31/2009               $10,000                           $10,000
  11/30/2009                10,640                            10,430
  12/31/2009                11,160                            10,841
   1/31/2010                10,537                            10,237
   2/28/2010                10,593                            10,273
   3/31/2010                11,500                            11,102
   4/30/2010                11,613                            11,237
   5/31/2010                10,367                            10,248
   6/30/2010                10,425                            10,173
   7/31/2010                11,430                            11,020
   8/31/2010                11,179                            10,806
   9/30/2010                12,503                            12,007
  10/31/2010                12,971                            12,356
  11/30/2010                12,503                            12,029
  12/31/2010                13,555                            12,888
   1/31/2011                13,128                            12,538
   2/28/2011                12,911                            12,421
   3/31/2011                13,649                            13,152
   4/30/2011                14,129                            13,560
   5/31/2011                13,589                            13,204
   6/30/2011                13,304                            13,001
   7/31/2011                13,191                            12,943
   8/31/2011                11,848                            11,786
   9/30/2011                 9,721                            10,068
  10/31/2011                10,994                            11,402
  11/30/2011                10,434                            10,642
  12/31/2011                10,059                            10,513
   1/31/2012                11,450                            11,706
   2/29/2012                12,143                            12,407
   3/31/2012                11,620                            11,993
   4/30/2012                11,240                            11,850
   5/31/2012                 9,993                            10,521
   6/30/2012                10,443                            10,927
   7/31/2012                10,376                            11,140
   8/31/2012                10,517                            11,103
   9/30/2012                11,190                            11,773
  10/31/2012                11,041                            11,701
  11/30/2012                11,162                            11,850
  12/31/2012                11,973                            12,429
   1/31/2013                12,166                            12,601
   2/28/2013                11,957                            12,442
   3/31/2013                11,854                            12,228
   4/30/2013                11,954                            12,320
   5/31/2013                11,609                            12,004
   6/30/2013                10,628                            11,240
   7/31/2013                10,834                            11,357
   8/31/2013                10,604                            11,162
   9/30/2013                11,385                            11,888
  10/31/2013                11,897                            12,466
  11/30/2013                11,608                            12,284
  12/31/2013                11,489                            12,106
   1/31/2014                10,681                            11,320
   2/28/2014                10,919                            11,695
   3/31/2014                11,401                            12,054
   4/30/2014                11,472                            12,094
   5/31/2014                11,938                            12,516
   6/30/2014                12,247                            12,849
   7/31/2014                12,476                            13,097
   8/31/2014                12,751                            13,392
   9/30/2014                11,705                            12,400
  10/31/2014                11,689                            12,546
  11/30/2014                11,491                            12,413
  12/31/2014                10,954                            11,841
   1/31/2015                10,865                            11,912
   2/28/2015                11,248                            12,281
   3/31/2015                10,929                            12,106
   4/30/2015                12,010                            13,037
   5/31/2015                11,474                            12,515
   6/30/2015                11,108                            12,190
   7/31/2015                10,214                            11,345
   8/31/2015                 9,286                            10,319
   9/30/2015                 8,973                            10,009
  10/31/2015                 9,528                            10,723
  11/30/2015                 9,154                            10,304
  12/31/2015                 8,875                            10,075
   1/31/2016                 8,378                             9,421
   2/29/2016                 8,426                             9,406
   3/31/2016                 9,661                            10,650
   4/30/2016                 9,920                            10,708
   5/31/2016                 9,271                            10,309
   6/30/2016                 9,776                            10,721
   7/31/2016                10,390                            11,260
   8/31/2016                10,579                            11,540
   9/30/2016                10,725                            11,689
  10/31/2016                10,955                            11,716
  11/30/2016                10,569                            11,177
  12/31/2016                10,613                            11,202
   1/31/2017                11,281                            11,815
   2/28/2017                11,789                            12,176
   3/31/2017                12,119                            12,484
   4/30/2017                12,204                            12,757
   5/31/2017                12,417                            13,134
   6/30/2017                12,447                            13,266
   7/31/2017                13,112                            14,057
   8/31/2017                13,438                            14,371
   9/30/2017                13,136                            14,314
  10/31/2017                13,596                            14,815
  11/30/2017                13,664                            14,845
  12/31/2017                14,164                            15,378
   1/31/2018                15,405                            16,660
   2/28/2018                14,675                            15,891
   3/31/2018                14,474                            15,596
   4/30/2018                14,524                            15,527
   5/31/2018                13,894                            14,977
   6/30/2018                13,132                            14,355
   7/31/2018                13,730                            14,670
   8/31/2018                13,401                            14,273
   9/30/2018                13,412                            14,198
  10/31/2018                12,282                            12,961
  11/30/2018                12,720                            13,495
  12/31/2018                12,446                            13,138
   1/31/2019                13,350                            14,288
   2/28/2019                13,252                            14,320
   3/31/2019                13,327                            14,440
   4/30/2019                13,425                            14,744
   5/31/2019                12,711                            13,675
   6/30/2019                13,355                            14,528                 Past performance is not predictive
   7/31/2019                12,762                            14,350                 of future performance.
   8/31/2019                12,104                            13,651
   9/30/2019                12,413                            13,911                 The returns shown do not reflect
  10/31/2019                12,844                            14,498                 the deduction of taxes that a
                                                                                     shareholder would pay on fund
                                                                                     distributions or the redemption of
              AVERAGE ANNUAL         ONE          FIVE          TEN                  fund shares.
              TOTAL RETURN           YEAR         YEARS        YEARS
              --------------------------------------------------------------         MSCI data copyright MSCI 2019,
                                     4.57%        1.90%        2.53%                 all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI Emerging Markets Index (net dividends)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                        Emerging Markets Core        MSCI Emerging Markets
                           Equity Portfolio          Index (net dividends)
                          ------------------     ----------------------------
  10/31/2009                   $10,000                     $10,000
  11/30/2009                    10,612                      10,430
  12/31/2009                    11,097                      10,841
   1/31/2010                    10,488                      10,237
   2/28/2010                    10,604                      10,273
   3/31/2010                    11,518                      11,102
   4/30/2010                    11,628                      11,237
   5/31/2010                    10,501                      10,248
   6/30/2010                    10,590                      10,173
   7/31/2010                    11,547                      11,020
   8/31/2010                    11,393                      10,806
   9/30/2010                    12,755                      12,007
  10/31/2010                    13,130                      12,356
  11/30/2010                    12,779                      12,029
  12/31/2010                    13,718                      12,888
   1/31/2011                    13,285                      12,538
   2/28/2011                    13,056                      12,421
   3/31/2011                    13,798                      13,152
   4/30/2011                    14,343                      13,560
   5/31/2011                    13,947                      13,204
   6/30/2011                    13,753                      13,001
   7/31/2011                    13,722                      12,943
   8/31/2011                    12,483                      11,786
   9/30/2011                    10,418                      10,068
  10/31/2011                    11,740                      11,402
  11/30/2011                    11,239                      10,642
  12/31/2011                    10,886                      10,513
   1/31/2012                    12,168                      11,706
   2/29/2012                    12,932                      12,407
   3/31/2012                    12,528                      11,993
   4/30/2012                    12,250                      11,850
   5/31/2012                    10,962                      10,521
   6/30/2012                    11,453                      10,927
   7/31/2012                    11,459                      11,140
   8/31/2012                    11,580                      11,103
   9/30/2012                    12,240                      11,773
  10/31/2012                    12,157                      11,701
  11/30/2012                    12,342                      11,850
  12/31/2012                    13,116                      12,429
   1/31/2013                    13,232                      12,601
   2/28/2013                    13,142                      12,442
   3/31/2013                    13,002                      12,228
   4/30/2013                    13,150                      12,320
   5/31/2013                    12,789                      12,004
   6/30/2013                    11,871                      11,240
   7/31/2013                    12,033                      11,357
   8/31/2013                    11,722                      11,162
   9/30/2013                    12,558                      11,888
  10/31/2013                    13,099                      12,466
  11/30/2013                    12,884                      12,284
  12/31/2013                    12,770                      12,106
   1/31/2014                    11,963                      11,320
   2/28/2014                    12,396                      11,695
   3/31/2014                    12,849                      12,054
   4/30/2014                    12,940                      12,094
   5/31/2014                    13,367                      12,516
   6/30/2014                    13,714                      12,849
   7/31/2014                    13,839                      13,097
   8/31/2014                    14,268                      13,392
   9/30/2014                    13,274                      12,400
  10/31/2014                    13,348                      12,546
  11/30/2014                    13,208                      12,413
  12/31/2014                    12,653                      11,841
   1/31/2015                    12,753                      11,912
   2/28/2015                    13,121                      12,281
   3/31/2015                    12,901                      12,106
   4/30/2015                    13,790                      13,037
   5/31/2015                    13,302                      12,515
   6/30/2015                    12,947                      12,190
   7/31/2015                    12,081                      11,345
   8/31/2015                    11,028                      10,319
   9/30/2015                    10,795                      10,009
  10/31/2015                    11,413                      10,723
  11/30/2015                    11,046                      10,304
  12/31/2015                    10,773                      10,075
   1/31/2016                    10,274                       9,421
   2/29/2016                    10,213                       9,406
   3/31/2016                    11,556                      10,650
   4/30/2016                    11,693                      10,708
   5/31/2016                    11,192                      10,309
   6/30/2016                    11,812                      10,721
   7/31/2016                    12,461                      11,260
   8/31/2016                    12,585                      11,540
   9/30/2016                    12,754                      11,689
  10/31/2016                    12,768                      11,716
  11/30/2016                    12,074                      11,177
  12/31/2016                    12,104                      11,202
   1/31/2017                    12,843                      11,815
   2/28/2017                    13,345                      12,176
   3/31/2017                    13,760                      12,484
   4/30/2017                    14,004                      12,757
   5/31/2017                    14,276                      13,134
   6/30/2017                    14,404                      13,266
   7/31/2017                    15,112                      14,057
   8/31/2017                    15,463                      14,371
   9/30/2017                    15,346                      14,314
  10/31/2017                    15,834                      14,815
  11/30/2017                    15,933                      14,845
  12/31/2017                    16,529                      15,378
   1/31/2018                    17,696                      16,660
   2/28/2018                    16,892                      15,891
   3/31/2018                    16,806                      15,596
   4/30/2018                    16,586                      15,527
   5/31/2018                    15,981                      14,977
   6/30/2018                    15,148                      14,355
   7/31/2018                    15,627                      14,670
   8/31/2018                    15,241                      14,273
   9/30/2018                    14,965                      14,198
  10/31/2018                    13,700                      12,961
  11/30/2018                    14,350                      13,495
  12/31/2018                    14,008                      13,138
   1/31/2019                    15,151                      14,288
   2/28/2019                    15,056                      14,320
   3/31/2019                    15,214                      14,440
   4/30/2019                    15,418                      14,744
   5/31/2019                    14,529                      13,675               Past performance is not predictive
   6/30/2019                    15,345                      14,528               of future performance.
   7/31/2019                    14,941                      14,350
   8/31/2019                    14,311                      13,651               The returns shown do not reflect
   9/30/2019                    14,703                      13,911               the deduction of taxes that a
  10/31/2019                    15,290                      14,498               shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL          ONE         FIVE         TEN                fund shares.
             TOTAL RETURN            YEAR        YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    11.61%       2.75%       4.34%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS TARGETED VALUE PORTFOLIO VS.
MSCI Emerging Markets Index (net dividends)
NOVEMBER 14, 2018-OCTOBER 31, 2019

                                          [CHART]


                         Emerging Markets           MSCI Emerging Markets
                     Targeted Value Portfolio       Index (net dividends)
                     ------------------------       ---------------------
      11/14/2018             $10,000                      $10,000
      11/30/2018              10,230                       10,278
      12/31/2018              10,038                       10,005
       1/31/2019              10,839                       10,881
       2/28/2019              10,809                       10,906
       3/31/2019              10,869                       10,997
       4/30/2019              10,879                       11,229
       5/31/2019              10,328                       10,414            Past performance is not predictive
       6/30/2019              10,859                       11,064            of future performance.
       7/31/2019              10,508                       10,929
       8/31/2019               9,978                       10,396            The returns shown do not reflect
       9/30/2019              10,098                       10,594            the deduction of taxes that a
      10/31/2019              10,438                       11,041            shareholder would pay on fund
                                                                             distributions or the redemption of
                    AVERAGE ANNUAL              SINCE                        fund shares.
                    TOTAL RETURN              INCEPTION
                    ----------------------------------------------           MSCI data copyright MSCI 2019,
                                                4.38%                        all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         11.08%
MSCI World ex USA Mid Cap Index.............................         10.71%
MSCI World ex USA Small Cap Index...........................          8.61%
MSCI World ex USA Value Index...............................          5.95%
MSCI World ex USA Growth Index..............................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP               LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------               ------------ ----------------------
Japan............................................................     4.57%             9.16%
United Kingdom...................................................     5.73%             7.08%
France...........................................................    14.29%            12.54%
Canada...........................................................    11.54%            11.45%
Switzerland......................................................    16.43%            18.69%
Germany..........................................................     9.14%             7.46%
Australia........................................................    20.12%            16.76%
Netherlands......................................................    21.77%            20.09%
Hong Kong........................................................    15.60%            15.63%
Spain............................................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         11.86%
MSCI Emerging Markets Mid Cap Index.........................         11.08%
MSCI Emerging Markets Small Cap Index.......................          9.69%
MSCI Emerging Markets Value Index...........................          6.00%
MSCI Emerging Markets Growth Index..........................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP                        LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------                        ------------ ----------------------
China............................................................    12.94%            12.90%
Korea............................................................     7.43%             5.22%
Taiwan...........................................................    20.39%            22.38%
India............................................................    12.67%            17.46%
Brazil...........................................................    22.35%            13.21%
South Africa.....................................................    10.59%             8.41%
Russia...........................................................    31.36%            34.30%
Thailand.........................................................    -4.10%             5.28%
Mexico...........................................................     1.02%             6.71%
Saudi Arabia.....................................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2019, the Portfolio held approximately 1,400 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 10.38% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with smaller relative market capitalizations and consequent lesser allocation to stocks with larger market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed their larger counterparts. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 5,300 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 7.67% for the Portfolio and 11.08% for the MSCI

World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held approximately 10,600 securities in 41 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 4.29% for the Portfolio and 8.03% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. At the sector level, the Underlying Funds' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed globally.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Funds collectively held approximately 4,400 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 6.44% for the Portfolio and 8.61% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Master Funds' exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in developed ex U.S. markets. With micro-caps underperforming small-caps for the period, the Master Funds' greater allocation to micro-cap stocks also detracted from relative performance.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 1,800 securities. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.01% for the Portfolio and 9.31% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocations to small- and micro-caps detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those stocks outperformed. At the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Japan.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 810 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.81% for the Portfolio and 11.11% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as small-caps underperformed mid-caps in Asia Pacific (ex Japan) markets for the year. At the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those securities also outperformed.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 10.14% for the Portfolio and 9.41% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed for the year. Conversely, at the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in the U.K.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 1,100 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 7.94% for the Portfolio and 6.25% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in eligible markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the

Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences contributed positively to the Master Fund's performance relative to the benchmark. The Master Fund's exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the year. Conversely, at the sector level, the Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in eligible markets.

GLOBAL REAL ESTATE MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally outperformed U.S., developed non-U.S., and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period but underperformed non-U.S. REITs. Among non-U.S. REIT markets, Israel, Greece, and Thailand were among the strongest performers, while Turkey, the Netherlands, and Italy lagged. At the REIT industry level, industrial and residential REITs generally outperformed, while hotel and resort REITs and retail REITs generally underperformed.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
Dow Jones U.S. Select REIT lndex/SM/........................         20.72%
S&P Global ex U.S. REIT Index...............................         22.87%
S&P Global REIT Index.......................................         21.68%

Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2019. All rights reserved.

   For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2019, the Portfolio held approximately 280 securities in 21 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 22.54% for the Portfolio and 22.87% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. Countries included in the benchmark but not in the Portfolio, particularly Thailand, generally outperformed, detracting from the Portfolio's relative performance.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. As of the date of this report, the Portfolio's investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2019, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 24.55% for the Portfolio and 21.68% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's broader inclusion of specialized REITs had a positive impact on performance relative to the benchmark as did withholding tax rate differences between the Portfolio and the benchmark.

INTERNATIONAL EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         11.08%
MSCI World ex USA Mid Cap Index.............................         10.71%
MSCI World ex USA Small Cap Index...........................          8.61%
MSCI World ex USA Value Index...............................          5.95%
MSCI World ex USA Growth Index..............................         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP               LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------               ------------ ----------------------
Japan............................................................     4.57%             9.16%
United Kingdom...................................................     5.73%             7.08%
France...........................................................    14.29%            12.54%
Canada...........................................................    11.54%            11.45%
Switzerland......................................................    16.43%            18.69%
Germany..........................................................     9.14%             7.46%
Australia........................................................    20.12%            16.76%
Netherlands......................................................    21.77%            20.09%
Hong Kong........................................................    15.60%            15.63%
Spain............................................................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                         12 MONTHS ENDED OCTOBER 31, 2019
                         --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         11.86%
MSCI Emerging Markets Mid Cap Index.........................         11.08%
MSCI Emerging Markets Small Cap Index.......................          9.69%
MSCI Emerging Markets Value Index...........................          6.00%
MSCI Emerging Markets Growth Index..........................         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                                  12 MONTHS ENDED OCTOBER 31, 2019
                                  --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP                        LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------                        ------------ ----------------------
China............................................................    12.94%            12.90%
Korea............................................................     7.43%             5.22%
Taiwan...........................................................    20.39%            22.38%
India............................................................    12.67%            17.46%
Brazil...........................................................    22.35%            13.21%
South Africa.....................................................    10.59%             8.41%
Russia...........................................................    31.36%            34.30%
Thailand.........................................................    -4.10%             5.28%
Mexico...........................................................     1.02%             6.71%
Saudi Arabia.....................................................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 2,100 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 2.94% for the Portfolio and 8.61% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's focus on value stocks detracted from performance relative to the style neutral benchmark. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,700 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 5.49% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2019, the Portfolio held approximately 560 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 13.19% for the Portfolio and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks within the large-cap segment of the market for the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio, directly and through the Underlying Funds, held approximately 5,100 securities in 41 eligible developed ex U.S. and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 3.75% for the Portfolio and 11.27% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and greater emphasis on small-cap stocks also detracted from performance relative to the benchmark which is composed primarily of large- and mid-cap stocks.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,200 securities in 40 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 4.99% for the Portfolio and 8.77% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks in developed ex U.S. markets, the Portfolio's focus on value stocks detracted from performance relative to the style-neutral benchmark. At the sector level, the Portfolio's exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 9,200 securities in 43 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 8.64% for the Portfolio and 11.27% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. and emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held more than 13,300 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 9.94% for the Portfolio and 12.59% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks globally, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Underlying Funds collectively held approximately 13,100 securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2019, total returns were 10.10% for the Portfolio and 12.59% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks globally, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance. The Portfolio's strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2019, the Master Fund held approximately 1,200 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 11.06% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Master Fund held approximately 4,200 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 12.96% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater allocations to Taiwan and Brazil had a positive impact on relative performance, as small-caps in Taiwan and Brazil outperformed for the period.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2019, the Master Fund held approximately 2,500 securities in 19 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 4.57% for the Portfolio's Class R2 shares, 4.83% for the Portfolio's Institutional
Class shares, and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Master Fund's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks, the Master Fund's inclusion of small-caps also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Master Fund's focus on value stocks had a particularly negative impact in China, as Chinese value stocks underperformed.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Portfolio held approximately 4,900 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2019, total returns were 11.61% for the Portfolio and 11.86% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on low relative price (value) stocks and consequent lesser allocation to high relative price (growth) stocks detracted from performance relative to the benchmark, as value stocks underperformed growth stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Conversely, the Portfolio's greater emphasis on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks for the period.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

   The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. As of October 31, 2019, the Portfolio held approximately 1,600 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the period from the Portfolio's inception on November 14, 2018, through October 31, 2019, total returns were 4.38% for the Portfolio and 10.41% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap and mid-cap stocks underperforming large-cap stocks, the Portfolio's focus on small- and mid-cap stocks also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                                             BEGINNING  ENDING               EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                               VALUE    VALUE     EXPENSE     DURING
                                                             05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                             --------- --------- ---------- ----------
LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,023.80    0.24%     $1.22
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.00    0.24%     $1.22

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $1,014.00    0.30%     $1.52
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.69    0.30%     $1.53

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                     BEGINNING  ENDING               EXPENSES
                                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                       VALUE    VALUE     EXPENSE     DURING
                                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                     --------- --------- ---------- ----------
GLOBAL SMALL COMPANY PORTFOLIO (2)
----------------------------------
Actual Fund Return.................................. $1,000.00 $  990.20    0.49%     $2.46
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.74    0.49%     $2.50

INTERNATIONAL SMALL COMPANY PORTFOLIO (2)
-----------------------------------------
Actual Fund Return.................................. $1,000.00 $1,014.50    0.54%     $2.74
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.48    0.54%     $2.75

JAPANESE SMALL COMPANY PORTFOLIO (3)
------------------------------------
Actual Fund Return.................................. $1,000.00 $1,056.90    0.55%     $2.85
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.43    0.55%     $2.80

ASIA PACIFIC SMALL COMPANY PORTFOLIO (3)
----------------------------------------
Actual Fund Return.................................. $1,000.00 $  957.00    0.57%     $2.81
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.33    0.57%     $2.91

UNITED KINGDOM SMALL COMPANY PORTFOLIO (3)
------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,007.70    0.59%     $2.99
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.23    0.59%     $3.01

CONTINENTAL SMALL COMPANY PORTFOLIO (3)
---------------------------------------
Actual Fund Return.................................. $1,000.00 $1,007.90    0.56%     $2.83
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.38    0.56%     $2.85

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,102.20    0.28%     $1.48
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.79    0.28%     $1.43

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO (4)
-----------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,108.10    0.24%     $1.28
Hypothetical 5% Annual Return....................... $1,000.00 $1,024.00    0.24%     $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,006.30    0.69%     $3.49
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.73    0.69%     $3.52

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.................................. $1,000.00 $1,006.20    0.50%     $2.53
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.69    0.50%     $2.55

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,033.40    0.35%     $1.79
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.44    0.35%     $1.79

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                BEGINNING  ENDING               EXPENSES
                                                 ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                  VALUE    VALUE     EXPENSE     DURING
                                                05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                                --------- --------- ---------- ----------
WORLD EX U.S. VALUE PORTFOLIO (2)
---------------------------------
Actual Fund Return............................. $1,000.00 $  983.00    0.54%     $2.70
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.48    0.54%     $2.75

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return............................. $1,000.00 $  990.20    0.69%     $3.46
Hypothetical 5% Annual Return.................. $1,000.00 $1,021.73    0.69%     $3.52

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return............................. $1,000.00 $1,005.70    0.38%     $1.92
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.29    0.38%     $1.94

WORLD CORE EQUITY PORTFOLIO (2)
-------------------------------
Actual Fund Return............................. $1,000.00 $1,016.60    0.33%     $1.68
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.54    0.33%     $1.68

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO (2)
----------------------------------------------
Actual Fund Return............................. $1,000.00 $1,015.30    0.37%     $1.88
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.34    0.37%     $1.89

EMERGING MARKETS PORTFOLIO (3)
------------------------------
Actual Fund Return............................. $1,000.00 $  991.40    0.48%     $2.41
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.79    0.48%     $2.45

EMERGING MARKETS SMALL CAP PORTFOLIO (3)
----------------------------------------
Actual Fund Return............................. $1,000.00 $  987.40    0.72%     $3.61
Hypothetical 5% Annual Return.................. $1,000.00 $1,021.58    0.72%     $3.67

EMERGING MARKETS VALUE PORTFOLIO (3)
------------------------------------
Actual Fund Return
   Class R2 Shares............................. $1,000.00 $  956.70    0.81%     $3.99
   Institutional Class Shares.................. $1,000.00 $  958.00    0.56%     $2.76
Hypothetical 5% Annual Return
   Class R2 Shares............................. $1,000.00 $1,021.12    0.81%     $4.13
   Institutional Class Shares.................. $1,000.00 $1,022.38    0.56%     $2.85

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return............................. $1,000.00 $  991.70    0.53%     $2.66
Hypothetical 5% Annual Return.................. $1,000.00 $1,022.53    0.53%     $2.70

EMERGING MARKETS TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................. $1,000.00 $  959.50    0.85%     $4.20

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                   BEGINNING  ENDING               EXPENSES
                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                     VALUE    VALUE     EXPENSE     DURING
                                   05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                   --------- --------- ---------- ----------
   Hypothetical 5% Annual Return.. $1,000.00 $1,020.92    0.85%     $4.33

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(3)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  Japanese Small Company Portfolio............              100.0%
  Asia Pacific Small Company Portfolio........              100.0%
  United Kingdom Small Company Portfolio......              100.0%
  Continental Small Company Portfolio.........              100.0%
  Emerging Markets Portfolio..................              100.0%
  Emerging Markets Small Cap Portfolio........              100.0%
  Emerging Markets Value Portfolio............              100.0%

  FUNDS OF FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  Global Small Company Portfolio..............              100.0%
  International Small Company Portfolio.......              100.0%
  World ex U.S. Value Portfolio...............              100.0%
  World Core Equity Portfolio.................              100.0%
  Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

                       LARGE CAP INTERNATIONAL PORTFOLIO

Communication Services.............   5.8%
Consumer Discretionary.............  13.0%
Consumer Staples...................  10.3%
Energy.............................   6.5%
Financials.........................  17.9%
Health Care........................   9.9%
Industrials........................  15.6%
Information Technology.............   6.2%
Materials..........................   9.3%
Real Estate........................   2.0%
Utilities..........................   3.5%
                                    -----
                                    100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO

Communication Services.............   5.8%
Consumer Discretionary.............  14.5%
Consumer Staples...................   7.7%
Energy.............................   6.2%
Financials.........................  16.0%
Health Care........................   6.9%
Industrials........................  18.3%
Information Technology.............   6.5%
Materials..........................  12.0%
Real Estate........................   2.8%
Utilities..........................   3.3%
                                    -----
                                    100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

Real Estate........................ 100.0%
                                    -----
                                    100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

Affiliated Investment Companies....  49.9%
Real Estate........................  50.1%
                                    -----
                                    100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Communication Services.............   2.4%
Consumer Discretionary.............  14.6%
Consumer Staples...................   4.5%
Energy.............................   6.5%
Financials.........................  20.0%
Health Care........................   2.2%
Industrials........................  23.7%
Information Technology.............   4.3%
Materials..........................  16.6%
Real Estate........................   3.5%
Utilities..........................   1.7%
                                    -----
                                    100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

Communication Services.............   5.0%
Consumer Discretionary.............  14.8%
Consumer Staples...................   5.7%
Energy.............................   6.5%
Financials.........................  18.0%
Health Care........................   4.8%
Industrials........................  20.0%
Information Technology.............   6.5%
Materials..........................  13.1%
Real Estate........................   3.3%
Utilities..........................   2.3%
                                    -----
                                    100.0%

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

Communication Services.............   9.4%
Consumer Discretionary.............  16.9%
Consumer Staples...................  12.9%
Energy.............................   3.0%
Financials.........................   5.4%
Health Care........................  13.1%
Industrials........................  20.0%
Information Technology.............   7.3%
Materials..........................   9.4%
Real Estate........................   0.8%
Utilities..........................   1.8%
                                    -----
                                    100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

Communication Services.............   3.3%
Consumer Discretionary.............  14.0%
Consumer Staples...................   4.6%
Energy.............................   5.1%
Financials.........................  17.9%
Health Care........................   2.4%
Industrials........................  21.4%
Information Technology.............   7.7%
Materials..........................  16.9%
Real Estate........................   4.6%
Utilities..........................   2.1%
                                    -----
                                    100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

Communication Services.............   6.4%
Consumer Discretionary.............  13.6%
Consumer Staples...................   7.5%
Energy.............................   6.2%
Financials.........................  16.3%
Health Care........................   6.2%
Industrials........................  16.1%
Information Technology.............   9.2%
Materials..........................  11.3%
Real Estate........................   3.8%
Utilities..........................   3.4%
                                    -----
                                    100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

Communication Services.............   7.4%
Consumer Discretionary.............  10.6%
Consumer Staples...................   7.2%
Energy.............................   7.3%
Financials.........................  18.3%
Health Care........................   3.1%
Industrials........................   8.7%
Information Technology.............  19.6%
Materials..........................  10.3%
Real Estate........................   3.9%
Utilities..........................   3.6%
                                    -----
                                    100.0%

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

Communication Services.............   2.6%
Consumer Discretionary.............  11.5%
Consumer Staples...................   5.0%
Energy.............................   4.3%
Financials.........................  15.7%
Health Care........................   4.4%
Industrials........................  16.4%
Information Technology.............  13.8%
Materials..........................  16.6%
Real Estate........................   7.5%
Utilities..........................   2.2%
                                    -----
                                    100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                     PERCENTAGE
                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                         --------- ------------------------------- ---------------
COMMON STOCKS -- (96.1%)
AUSTRALIA -- (6.1%)
   BHP Group, Ltd.......................   842,811          $ 20,659,364                 0.4%
   Commonwealth Bank of Australia.......   512,071            27,764,537                 0.5%
   CSL, Ltd.............................   133,309            23,509,875                 0.4%
   National Australia Bank, Ltd.........   785,876            15,426,065                 0.3%
   Westpac Banking Corp.................   772,384            14,996,211                 0.3%
   Other Securities.....................                     231,330,973                 4.3%
                                                            ------------                ----
TOTAL AUSTRALIA.........................                     333,687,025                 6.2%
                                                            ------------                ----

AUSTRIA -- (0.2%)
   Other Securities.....................                      12,151,026                 0.2%
                                                            ------------                ----

BELGIUM -- (1.1%)
   Anheuser-Busch InBev SA..............   265,831            21,457,184                 0.4%
   Other Securities.....................                      36,423,225                 0.7%
                                                            ------------                ----
TOTAL BELGIUM...........................                      57,880,409                 1.1%
                                                            ------------                ----

CANADA -- (8.6%)
   Bank of Montreal, (2073174)..........   205,319            15,191,553                 0.3%
   Royal Bank of Canada.................   250,890            20,237,304                 0.4%
   Royal Bank of Canada.................   216,240            17,441,918                 0.3%
   Other Securities.....................                     420,177,260                 7.8%
                                                            ------------                ----
TOTAL CANADA............................                     473,048,035                 8.8%
                                                            ------------                ----

DENMARK -- (1.5%)
   Novo Nordisk A.S., Class B...........   483,626            26,593,962                 0.5%
   Other Securities.....................                      56,736,791                 1.0%
                                                            ------------                ----
TOTAL DENMARK...........................                      83,330,753                 1.5%
                                                            ------------                ----

FINLAND -- (1.2%)
   Other Securities.....................                      63,955,265                 1.2%
                                                            ------------                ----

FRANCE -- (9.8%)
   Air Liquide SA.......................   133,647            17,769,844                 0.3%
   Airbus SE............................   178,673            25,632,114                 0.5%
   Danone SA............................   170,573            14,130,474                 0.3%
   L'Oreal SA...........................    57,248            16,719,946                 0.3%
   LVMH Moet Hennessy Louis Vuitton SE..    92,526            39,513,747                 0.7%
   Sanofi...............................   234,559            21,623,305                 0.4%
   Total SA.............................   715,241            37,813,499                 0.7%
#  Vinci SA.............................   180,868            20,292,708                 0.4%
   Other Securities.....................                     342,506,362                 6.4%
                                                            ------------                ----
TOTAL FRANCE............................                     536,001,999                10.0%
                                                            ------------                ----

GERMANY -- (6.9%)
   Adidas AG............................    55,653            17,203,830                 0.3%
   Allianz SE...........................    71,677            17,505,139                 0.3%
   BASF SE..............................   230,485            17,521,286                 0.3%
   Bayer AG.............................   294,208            22,823,529                 0.4%
   Daimler AG...........................   354,259            20,661,355                 0.4%
   Deutsche Telekom AG.................. 1,086,899            19,124,595                 0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                         --------- ------------------------------- ---------------
GERMANY -- (Continued)
   SAP SE...............................   219,235         $   29,048,954                0.5%
   Siemens AG...........................   179,739             20,741,879                0.4%
   Other Securities.....................                      215,720,813                4.1%
                                                           --------------               ----
TOTAL GERMANY...........................                      380,351,380                7.1%
                                                           --------------               ----

HONG KONG -- (3.0%)
   AIA Group, Ltd....................... 3,211,400             31,979,820                0.6%
   Other Securities.....................                      132,539,019                2.5%
                                                           --------------               ----
TOTAL HONG KONG.........................                      164,518,839                3.1%
                                                           --------------               ----

IRELAND -- (0.7%)
   Other Securities.....................                       36,959,396                0.7%
                                                           --------------               ----

ISRAEL -- (0.5%)
   Other Securities.....................                       26,915,131                0.5%
                                                           --------------               ----

ITALY -- (2.1%)
   Enel SpA............................. 2,271,536             17,605,218                0.3%
   Other Securities.....................                       98,730,731                1.9%
                                                           --------------               ----
TOTAL ITALY.............................                      116,335,949                2.2%
                                                           --------------               ----

JAPAN -- (22.6%)
   KDDI Corp............................   633,700             17,535,203                0.3%
   SoftBank Group Corp..................   657,976             25,309,971                0.5%
   Sony Corp............................   385,400             23,458,968                0.5%
   Toyota Motor Corp ...................   669,423             46,445,159                0.9%
#  Toyota Motor Corp., Sponsored ADR....    88,432             12,252,254                0.2%
   Other Securities.....................                    1,112,756,533               20.7%
                                                           --------------               ----
TOTAL JAPAN.............................                    1,237,758,088               23.1%
                                                           --------------               ----

NETHERLANDS -- (3.1%)
#  ASML Holding NV......................    72,895             19,096,303                0.4%
   Koninklijke Ahold Delhaize NV........   661,292             16,479,433                0.3%
#  Unilever NV..........................   268,265             15,856,252                0.3%
   Other Securities.....................                      119,250,610                2.2%
                                                           --------------               ----
TOTAL NETHERLANDS.......................                      170,682,598                3.2%
                                                           --------------               ----

NEW ZEALAND -- (0.3%)
   Other Securities.....................                       17,770,579                0.3%
                                                           --------------               ----

NORWAY -- (0.8%)
   Other Securities.....................                       41,298,731                0.8%
                                                           --------------               ----

PORTUGAL -- (0.2%)
   Other Securities.....................                        8,680,900                0.2%
                                                           --------------               ----

SINGAPORE -- (1.1%)
   Other Securities.....................                       58,441,542                1.1%
                                                           --------------               ----

SPAIN -- (2.4%)
   Banco Santander SA................... 4,226,484             16,970,591                0.3%
   Iberdrola S.A........................ 2,031,389             20,880,636                0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
   Other Securities...............................                    $   94,367,295                1.8%
                                                                      --------------              ------
TOTAL SPAIN.......................................                       132,218,522                2.5%
                                                                      --------------              ------

SWEDEN -- (2.5%)
   Other Securities...............................                       137,326,511                2.6%
                                                                      --------------              ------

SWITZERLAND -- (7.6%)
   Nestle SA......................................    891,325             95,355,118                1.8%
   Novartis AG....................................    448,358             39,175,369                0.7%
   Roche Holding AG...............................      7,984              2,380,244                0.1%
   Roche Holding AG...............................    217,168             65,357,969                1.2%
   Other Securities...............................                       211,629,038                3.9%
                                                                      --------------              ------
TOTAL SWITZERLAND.................................                       413,897,738                7.7%
                                                                      --------------              ------

UNITED KINGDOM -- (13.8%)
#  AstraZeneca P.L.C., Sponsored ADR..............    461,956             22,649,703                0.4%
   BP P.L.C., Sponsored ADR.......................  1,106,581             41,950,505                0.8%
   Diageo P.L.C., Sponsored ADR...................    128,576             21,069,749                0.4%
   GlaxoSmithKline P.L.C., Sponsored ADR..........    428,638             19,631,620                0.4%
   HSBC Holdings P.L.C., Sponsored ADR............    628,620             23,755,550                0.4%
   Royal Dutch Shell P.L.C., Sponsored ADR,
     Class A......................................    352,746             20,448,701                0.4%
#  Royal Dutch Shell P.L.C., Sponsored ADR,
  Class B.........................................    433,725             25,281,830                0.5%
   Royal Dutch Shell P.L.C. , Class A (B03MLX2)...    491,594             14,250,368                0.3%
   Unilever P.L.C., Sponsored ADR.................    274,641             16,508,671                0.3%
   Other Securities...............................                       550,310,801               10.2%
                                                                      --------------              ------
TOTAL UNITED KINGDOM..............................                       755,857,498               14.1%
                                                                      --------------              ------
TOTAL COMMON STOCKS...............................                     5,259,067,914               98.2%
                                                                      --------------              ------
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
   Volkswagen AG..................................     83,696             15,911,047                0.3%
   Other Securities...............................                        15,428,043                0.3%
                                                                      --------------              ------
TOTAL GERMANY.....................................                        31,339,090                0.6%
                                                                      --------------              ------

UNITED KINGDOM -- (0.0%)
   Other Security.................................                            31,221                0.0%
                                                                      --------------              ------
TOTAL PREFERRED STOCKS............................                        31,370,311                0.6%
                                                                      --------------              ------

RIGHTS/WARRANTS -- (0.0%)
   Other Security.................................                             3,332                0.0%
                                                                      --------------              ------
TOTAL INVESTMENT SECURITIES
  (Cost $4,479,991,558)...........................                     5,290,441,557
                                                                      --------------

                                                                          VALUE+
                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@(S)  The DFA Short Term Investment Fund.......... 15,664,102            181,249,321                3.4%
                                                                      --------------              ------
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,661,226,638)...........................                    $5,471,690,878              102.2%
                                                                      ==============              ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

As of October 31, 2019, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index....................     85     12/20/19  $ 8,144,332 $ 8,318,100    $173,768
S&P 500(R) Emini Index.............    218     12/20/19   32,665,293  33,090,220     424,927
                                                         ----------- -----------    --------
TOTAL FUTURES CONTRACTS............                      $40,809,625 $41,408,320    $598,695
                                                         =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                              ------------ -------------- ------- --------------
Common Stocks
   Australia................................. $  4,416,424 $  329,270,601   --    $  333,687,025
   Austria...................................           --     12,151,026   --        12,151,026
   Belgium...................................    2,728,660     55,151,749   --        57,880,409
   Canada....................................  470,668,068      2,379,967   --       473,048,035
   Denmark...................................    3,340,092     79,990,661   --        83,330,753
   Finland...................................           --     63,955,265   --        63,955,265
   France....................................    8,561,778    527,440,221   --       536,001,999
   Germany...................................   13,323,911    367,027,469   --       380,351,380
   Hong Kong.................................      735,289    163,783,550   --       164,518,839
   Ireland...................................   11,111,403     25,847,993   --        36,959,396
   Israel....................................    5,490,163     21,424,968   --        26,915,131
   Italy.....................................    6,622,070    109,713,879   --       116,335,949
   Japan.....................................   30,661,502  1,207,096,586   --     1,237,758,088
   Netherlands...............................   48,441,924    122,240,674   --       170,682,598
   New Zealand...............................           --     17,770,579   --        17,770,579
   Norway....................................      812,247     40,486,484   --        41,298,731
   Portugal..................................           --      8,680,900   --         8,680,900
   Singapore.................................           --     58,441,542   --        58,441,542
   Spain.....................................    3,018,349    129,200,173   --       132,218,522
   Sweden....................................           --    137,326,511   --       137,326,511
   Switzerland...............................   20,044,897    393,852,841   --       413,897,738
   United Kingdom............................  244,671,883    511,185,615   --       755,857,498
Preferred Stocks
   Germany...................................           --     31,339,090   --        31,339,090
   United Kingdom............................           --         31,221   --            31,221
Rights/Warrants
   Norway....................................           --          3,332   --             3,332
Securities Lending Collateral................           --    181,249,321   --       181,249,321
Futures Contracts**..........................      598,695             --   --           598,695
                                              ------------ --------------   --    --------------
TOTAL........................................ $875,247,355 $4,597,042,218   --    $5,472,289,573
                                              ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (6.1%)
    BHP Group, Ltd................................................... 4,074,214         $   99,868,974                0.3%
    Commonwealth Bank of Australia................................... 1,329,108             72,064,357                0.3%
    CSL, Ltd.........................................................   329,396             58,091,043                0.2%
    National Australia Bank, Ltd..................................... 2,938,574             57,681,662                0.2%
    Other Securities.................................................                    1,637,159,294                5.3%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,924,865,330                6.3%
                                                                                        --------------                ---
AUSTRIA -- (0.5%)
    Other Securities.................................................                      170,304,237                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
    Anheuser-Busch InBev SA..........................................   790,952             63,843,579                0.2%
    Other Securities.................................................                      320,149,180                1.1%
                                                                                        --------------                ---
TOTAL BELGIUM........................................................                      383,992,759                1.3%
                                                                                        --------------                ---
CANADA -- (8.6%)
    Bank of Montreal, (2073174)......................................   847,416             62,700,310                0.2%
#   Canadian Natural Resources, Ltd.................................. 2,471,877             62,340,738                0.2%
    Royal Bank of Canada............................................. 1,049,719             84,670,335                0.3%
    Suncor Energy, Inc., (B3NB0P5)................................... 2,403,185             71,350,563                0.3%
    Other Securities.................................................                    2,445,512,655                7.9%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,726,574,601                8.9%
                                                                                        --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                          922,663                0.0%
                                                                                        --------------                ---
DENMARK -- (1.6%)
    Other Securities.................................................                      490,319,933                1.6%
                                                                                        --------------                ---
FINLAND -- (1.6%)
    UPM-Kymmene Oyj.................................................. 1,984,919             64,647,713                0.2%
    Other Securities.................................................                      438,953,128                1.4%
                                                                                        --------------                ---
TOTAL FINLAND........................................................                      503,600,841                1.6%
                                                                                        --------------                ---
FRANCE -- (7.9%)
    Air Liquide SA...................................................   476,618             63,371,596                0.2%
    Airbus SE........................................................   503,228             72,192,203                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   610,972             74,390,235                0.3%
    Eiffage SA.......................................................   545,963             58,639,764                0.2%
    LVMH Moet Hennessy Louis Vuitton SE..............................   248,441            106,097,695                0.4%
    Orange SA........................................................ 4,330,858             69,702,953                0.2%
    Peugeot SA....................................................... 3,354,230             84,949,606                0.3%
    Total SA......................................................... 2,613,611            138,176,890                0.5%
#   Vinci SA.........................................................   522,320             58,602,335                0.2%
    Other Securities.................................................                    1,769,875,848                5.7%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,495,999,125                8.2%
                                                                                        --------------                ---
GERMANY -- (6.9%)
    Allianz SE.......................................................   283,403             69,213,401                0.2%
    BASF SE.......................................................... 1,425,846            108,391,675                0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Bayer AG.........................................................   986,195         $   76,505,227                0.3%
    Bayerische Motoren Werke AG......................................   932,150             71,379,097                0.2%
    Daimler AG....................................................... 2,440,186            142,318,333                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            116,030,939                0.4%
    MTU Aero Engines AG..............................................   220,081             58,856,485                0.2%
    Other Securities.................................................                    1,524,018,044                4.9%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                    2,166,713,201                7.1%
                                                                                        --------------               ----
HONG KONG -- (2.6%)
    AIA Group, Ltd................................................... 6,748,000             67,198,053                0.2%
    Other Securities.................................................                      766,083,181                2.5%
                                                                                        --------------               ----
TOTAL HONG KONG......................................................                      833,281,234                2.7%
                                                                                        --------------               ----
IRELAND -- (0.6%)
    Other Securities.................................................                      186,411,882                0.6%
                                                                                        --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                      230,907,366                0.8%
                                                                                        --------------               ----
ITALY -- (2.8%)
    Enel SpA......................................................... 7,738,623             59,977,097                0.2%
    Eni SpA.......................................................... 4,051,470             61,464,788                0.2%
    Other Securities.................................................                      755,034,767                2.5%
                                                                                        --------------               ----
TOTAL ITALY..........................................................                      876,476,652                2.9%
                                                                                        --------------               ----
JAPAN -- (23.0%)
    Honda Motor Co., Ltd............................................. 2,591,823             70,119,120                0.3%
    KDDI Corp........................................................ 2,158,400             59,725,392                0.2%
    SoftBank Group Corp.............................................. 2,282,763             87,809,669                0.3%
    Sony Corp........................................................ 1,141,000             69,451,692                0.3%
    Toyota Motor Corp ............................................... 2,819,840            195,642,987                0.7%
    Other Securities.................................................                    6,789,410,720               22.0%
                                                                                        --------------               ----
TOTAL JAPAN..........................................................                    7,272,159,580               23.8%
                                                                                        --------------               ----
NETHERLANDS -- (2.8%)
    Koninklijke Ahold Delhaize NV.................................... 2,917,217             72,697,206                0.2%
    Other Securities.................................................                      796,433,512                2.6%
                                                                                        --------------               ----
TOTAL NETHERLANDS....................................................                      869,130,718                2.8%
                                                                                        --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                      127,593,059                0.4%
                                                                                        --------------               ----
NORWAY -- (0.8%)
    Other Securities.................................................                      265,292,698                0.9%
                                                                                        --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                       78,237,577                0.3%
                                                                                        --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                      317,323,079                1.0%
                                                                                        --------------               ----

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
SPAIN -- (2.3%)
    Iberdrola S.A....................................................  8,561,247         $    88,001,006               0.3%
    Other Securities.................................................                        630,671,327               2.1%
                                                                                         ---------------              ----
TOTAL SPAIN..........................................................                        718,672,333               2.4%
                                                                                         ---------------              ----
SWEDEN -- (2.5%)
    Other Securities.................................................                        796,424,646               2.6%
                                                                                         ---------------              ----
SWITZERLAND -- (6.4%)
    Nestle SA........................................................  2,748,677             294,057,071               1.0%
    Novartis AG......................................................    656,395              57,352,643               0.2%
    Novartis AG, Sponsored ADR.......................................    953,193              83,347,196               0.3%
    Roche Holding AG.................................................    634,350             190,911,313               0.6%
    Zurich Insurance Group AG........................................    181,891              71,246,713               0.2%
    Other Securities.................................................                      1,329,961,590               4.3%
                                                                                         ---------------              ----
TOTAL SWITZERLAND....................................................                      2,026,876,526               6.6%
                                                                                         ---------------              ----
UNITED KINGDOM -- (14.5%)
    Anglo American P.L.C.............................................  4,549,559             117,092,418               0.4%
#   AstraZeneca P.L.C., Sponsored ADR................................  1,444,584              70,827,954               0.2%
#   BP P.L.C., Sponsored ADR.........................................  5,300,096             200,926,639               0.7%
    Glencore P.L.C................................................... 20,723,029              62,549,945               0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................  3,370,222             127,360,689               0.4%
#   Rio Tinto P.L.C., Sponsored ADR..................................  1,875,418              97,540,490               0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................  1,490,318              86,393,734               0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................  1,716,768             100,070,407               0.3%
    Other Securities.................................................                      3,704,764,392              12.1%
                                                                                         ---------------              ----
TOTAL UNITED KINGDOM.................................................                      4,567,526,668              14.9%
                                                                                         ---------------              ----
UNITED STATES -- (0.0%)
    Other Security...................................................                            298,905               0.0%
                                                                                         ---------------              ----
TOTAL COMMON STOCKS..................................................                     30,029,905,613              98.3%
                                                                                         ---------------              ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Volkswagen AG....................................................    594,615             113,039,416               0.4%
    Other Securities.................................................                         78,533,074               0.2%
                                                                                         ---------------              ----
TOTAL GERMANY........................................................                        191,572,490               0.6%
                                                                                         ---------------              ----
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                            223,239               0.0%
                                                                                         ---------------              ----
TOTAL PREFERRED STOCKS...............................................                        191,795,729               0.6%
                                                                                         ---------------              ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          1,463,192               0.0%
                                                                                         ---------------              ----
TOTAL INVESTMENT SECURITIES
  (Cost $27,378,140,601).............................................                     30,223,164,534
                                                                                         ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (4.3%)
@(S)  The DFA Short Term Investment Fund............................... 116,974,456 $ 1,353,511,426        4.4%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $28,731,517,457)...............................................             $31,576,675,960      103.3%
                                                                                    ===============      =====

As of October 31, 2019, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   1,452    12/20/19  $215,603,873 $220,399,080   $4,795,207
                                                                        ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...........................                      $215,603,873 $220,399,080   $4,795,207
                                                                        ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- -------- --------------
Common Stocks
   Australia................................................ $   41,212,641 $1,883,652,689       -- $1,924,865,330
   Austria..................................................         64,806    170,239,431       --    170,304,237
   Belgium..................................................     13,759,325    370,233,434       --    383,992,759
   Canada...................................................  2,719,616,702      6,957,899       --  2,726,574,601
   China....................................................             --        922,663       --        922,663
   Denmark..................................................     32,871,527    457,448,406       --    490,319,933
   Finland..................................................        742,203    502,858,638       --    503,600,841
   France...................................................     73,068,677  2,422,930,448       --  2,495,999,125
   Germany..................................................     71,273,618  2,095,439,583       --  2,166,713,201
   Hong Kong................................................      1,200,195    832,081,039       --    833,281,234
   Ireland..................................................     31,365,837    155,046,045       --    186,411,882
   Israel...................................................     21,294,898    209,612,468       --    230,907,366
   Italy....................................................     20,899,116    855,577,536       --    876,476,652
   Japan....................................................    126,586,046  7,145,573,534       --  7,272,159,580
   Netherlands..............................................    127,922,383    741,208,335       --    869,130,718
   New Zealand..............................................        178,069    127,414,990       --    127,593,059
   Norway...................................................     12,491,078    252,801,620       --    265,292,698
   Portugal.................................................        295,750     77,941,827       --     78,237,577
   Singapore................................................         16,962    317,306,117       --    317,323,079
   Spain....................................................     19,563,879    699,108,454       --    718,672,333
   Sweden...................................................      1,602,802    794,821,844       --    796,424,646
   Switzerland..............................................    116,923,148  1,909,953,378       --  2,026,876,526
   United Kingdom...........................................    974,762,431  3,592,764,237       --  4,567,526,668
   United States............................................             --        298,905       --        298,905
Preferred Stocks
   Germany..................................................             --    191,572,490       --    191,572,490
   United Kingdom...........................................             --        223,239       --        223,239
Rights/Warrants
   Canada...................................................             --        866,410       --        866,410
   Italy....................................................             --        330,659       --        330,659
   Norway...................................................             --         17,570       --         17,570

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             -------------- --------------- -------- ---------------
   Spain....................................................             -- $       247,764       -- $       247,764
   Sweden...................................................             --             789       --             789
Securities Lending Collateral...............................             --   1,353,511,426       --   1,353,511,426
Futures Contracts**......................................... $    4,795,207              --       --       4,795,207
                                                             -------------- --------------- -------- ---------------
TOTAL....................................................... $4,412,507,300 $27,168,963,867       -- $31,581,471,167
                                                             ============== =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 665,208 $22,484,040
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           5,473,264
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           4,708,791
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................           3,539,101
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................           2,304,287
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................           1,530,342
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................           1,272,070
                                                                     -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $41,295,296)........................................         $41,311,895
                                                                     ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1   LEVEL 2  LEVEL 3     TOTAL
                                                             ----------- -------- -------- -----------
Affiliated Investment Companies............................. $41,311,895       --       -- $41,311,895
                                                             ----------- -------- -------- -----------
TOTAL....................................................... $41,311,895       --       -- $41,311,895
                                                             =========== ======== ======== ===========

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.......................... $ 4,902,033,708
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..........................   3,104,231,823
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................   2,205,859,880
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company..........................   1,299,382,680
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company..........................   1,121,067,005
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $12,632,575,096
                                                             ===============

As of October 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                      UNREALIZED
                                                   NUMBER OF EXPIRATION                              APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE    NOTIONAL VALUE MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- -------------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    705     12/20/19   $105,711,748  $107,011,950   $1,300,202
                                                                         ------------  ------------   ----------
TOTAL FUTURES CONTRACTS...........................                       $105,711,748  $107,011,950   $1,300,202
                                                                         ============  ============   ==========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                                 LEVEL 1     LEVEL 2  LEVEL 3       TOTAL
                                                             --------------- -------- -------- ---------------
Affiliated Investment Companies............................. $12,632,575,096       --       -- $12,632,575,096
Futures Contracts**.........................................       1,300,202       --       --       1,300,202
                                                             --------------- -------- -------- ---------------
TOTAL....................................................... $12,633,875,298       --       -- $12,633,875,298
                                                             =============== ======== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company.................................... $640,406,199
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $640,406,199
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                              VALUE+
                                                                           ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment
  Trust Company........................................................... $340,930,136
                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................... $340,930,136
                                                                           ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                   VALUE+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................... $27,652,281
                                                                 -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $27,652,281
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                   VALUE+
                                                                ------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $657,534,475
                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $657,534,475
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (16.9%)
    Charter Hall Group...............................................  5,810,944         $   45,278,281                0.7%
    Dexus............................................................ 13,684,440            112,848,306                1.8%
    Goodman Group.................................................... 20,520,651            203,754,859                3.2%
    GPT Group (The).................................................. 24,305,073             99,765,733                1.6%
    Mirvac Group..................................................... 48,185,117            106,772,318                1.7%
#   Scentre Group.................................................... 66,635,910            176,061,760                2.8%
    Stockland........................................................ 28,663,456             96,766,990                1.5%
#   Vicinity Centres................................................. 38,800,955             71,421,781                1.1%
    Other Securities.................................................                       170,366,083                2.8%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                     1,083,036,111               17.2%
                                                                                         --------------               ----
BELGIUM -- (2.9%)
    Aedifica SA......................................................    317,417             38,157,514                0.6%
    Cofinimmo SA.....................................................    323,316             47,832,383                0.8%
    Warehouses De Pauw CVA...........................................    251,049             46,574,468                0.7%
    Other Securities.................................................                        51,489,271                0.8%
                                                                                         --------------               ----
TOTAL BELGIUM........................................................                       184,053,636                2.9%
                                                                                         --------------               ----
CANADA -- (5.3%)
#   Canadian Apartment Properties REIT...............................    930,517             38,743,871                0.6%
    Other Securities.................................................                       302,384,576                4.8%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                       341,128,447                5.4%
                                                                                         --------------               ----
CHINA -- (0.2%)
    Other Securities.................................................                        14,129,606                0.2%
                                                                                         --------------               ----
FRANCE -- (4.9%)
    Covivio..........................................................    590,861             66,914,601                1.1%
    Gecina SA........................................................    557,763             95,750,586                1.5%
#   ICADE............................................................    407,176             39,895,866                0.6%
    Klepierre SA.....................................................  2,446,226             91,183,631                1.5%
    Other Securities.................................................                        21,195,758                0.3%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                       314,940,442                5.0%
                                                                                         --------------               ----
GERMANY -- (0.8%)
    Alstria office REIT-AG...........................................  2,123,991             39,787,145                0.6%
    Other Security...................................................                        13,243,131                0.2%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                        53,030,276                0.8%
                                                                                         --------------               ----
HONG KONG -- (5.3%)
    Link REIT........................................................ 25,698,405            279,891,618                4.5%
    Other Securities.................................................                        56,618,199                0.9%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       336,509,817                5.4%
                                                                                         --------------               ----
IRELAND -- (0.4%)
    Other Securities.................................................                        25,938,612                0.4%
                                                                                         --------------               ----
ITALY -- (0.1%)
    Other Securities.................................................                         6,017,057                0.1%
                                                                                         --------------               ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
JAPAN -- (26.3%)
    Activia Properties, Inc..........................................      8,186         $   43,190,304                0.7%
    Advance Residence Investment Corp................................     15,078             50,105,331                0.8%
    Daiwa House REIT Investment Corp.................................     22,229             64,726,466                1.0%
#   GLP J-Reit.......................................................     42,064             54,873,741                0.9%
    Invincible Investment Corp.......................................     70,852             44,739,736                0.7%
    Japan Hotel REIT Investment Corp.................................     55,230             45,810,366                0.7%
    Japan Prime Realty Investment Corp...............................      9,679             46,517,093                0.7%
    Japan Real Estate Investment Corp................................     16,064            109,649,728                1.7%
    Japan Retail Fund Investment Corp................................     31,851             74,240,298                1.2%
#   Kenedix Office Investment Corp...................................      5,329             41,726,449                0.7%
    Nippon Building Fund, Inc........................................     16,467            124,928,641                2.0%
    Nippon Prologis REIT, Inc........................................     21,862             61,066,759                1.0%
    Nomura Real Estate Master Fund, Inc..............................     48,736             93,161,701                1.5%
    Orix JREIT, Inc..................................................     31,990             72,333,151                1.1%
#   Sekisui House Reit, Inc..........................................     45,191             41,707,770                0.7%
    United Urban Investment Corp.....................................     35,814             72,252,224                1.1%
    Other Securities.................................................                       644,944,557               10.3%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,685,974,315               26.8%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        30,063,185                0.5%
                                                                                         --------------               ----
MEXICO -- (1.8%)
    Fibra Uno Administracion S.A. de C.V............................. 39,885,363             60,626,830                1.0%
    Other Securities.................................................                        52,070,971                0.8%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                       112,697,801                1.8%
                                                                                         --------------               ----
NETHERLANDS -- (5.0%)................................................
    Unibail-Rodamco-Westfield........................................  9,142,075             70,033,417                1.1%
    Unibail-Rodamco-Westfield (BFYM460)..............................  1,287,738            199,177,437                3.2%
    Other Securities.................................................                        50,826,425                0.8%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       320,037,279                5.1%
                                                                                         --------------               ----
NEW ZEALAND -- (1.1%)
    Other Securities.................................................                        68,100,734                1.1%
                                                                                         --------------               ----
SINGAPORE -- (9.0%)
    Ascendas Real Estate Investment Trust............................ 31,026,200             72,261,592                1.1%
    CapitaLand Commercial Trust...................................... 32,364,049             48,739,718                0.8%
    CapitaLand Mall Trust............................................ 31,190,700             58,196,970                0.9%
#   Mapletree Commercial Trust....................................... 23,743,237             40,640,858                0.6%
    Other Securities.................................................                       359,874,596                5.8%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       579,713,734                9.2%
                                                                                         --------------               ----
SOUTH AFRICA -- (2.4%)
    Growthpoint Properties, Ltd...................................... 37,555,433             54,994,538                0.9%
    Other Securities.................................................                        96,405,348                1.5%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       151,399,886                2.4%
                                                                                         --------------               ----
SPAIN -- (1.6%)
    Merlin Properties Socimi SA......................................  4,571,375             67,294,395                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities........................                    $   37,620,868                 0.6%
                                                                  --------------               -----
TOTAL SPAIN...................................                       104,915,263                 1.7%
                                                                  --------------               -----
TAIWAN -- (0.2%)
      Other Securities........................                        13,563,760                 0.2%
                                                                  --------------               -----
TURKEY -- (0.1%)
      Other Securities........................                         6,293,769                 0.1%
                                                                  --------------               -----
UNITED KINGDOM -- (12.3%)
      British Land Co. P.L.C. (The)........... 11,114,221             89,359,810                 1.4%
      Derwent London P.L.C....................  1,439,489             66,245,377                 1.0%
      Great Portland Estates P.L.C............  4,031,345             41,147,908                 0.7%
      Hammerson P.L.C......................... 10,398,865             39,064,738                 0.6%
      Land Securities Group P.L.C.............  9,290,332            113,161,036                 1.8%
      Segro P.L.C............................. 14,210,087            155,448,483                 2.5%
      UNITE Group P.L.C. (The)................  2,599,156             37,855,860                 0.6%
      Other Securities........................                       245,973,809                 3.9%
                                                                  --------------               -----
TOTAL UNITED KINGDOM..........................                       788,257,021                12.5%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     6,219,800,751                98.8%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security..........................                           111,522                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES
   (Cost $5,203,359,457)......................                     6,219,912,273
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund...... 16,108,620            186,392,847                 2.9%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
   (Cost $5,389,735,284)......................                    $6,406,305,120               101.7%
                                                                  ==============               =====

As of October 31, 2019, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION
  CONTRACTS:
S&P 500(R) Emini
  Index.............    279     12/20/19  $41,955,658 $42,349,410    $393,752
                                          ----------- -----------    --------
TOTAL FUTURES
  CONTRACTS.........                      $41,955,658 $42,349,410    $393,752
                                          =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
Common Stocks
   Australia................................................ $    127,931 $1,082,908,180       -- $1,083,036,111
   Belgium..................................................           --    184,053,636       --    184,053,636
   Canada...................................................  341,128,447             --       --    341,128,447
   China....................................................           --     14,129,606       --     14,129,606
   France...................................................           --    314,940,442       --    314,940,442
   Germany..................................................           --     53,030,276       --     53,030,276
   Hong Kong................................................           --    336,509,817       --    336,509,817
   Ireland..................................................           --     25,938,612       --     25,938,612
   Italy....................................................           --      6,017,057       --      6,017,057
   Japan....................................................           --  1,685,974,315       --  1,685,974,315
   Malaysia.................................................           --     30,063,185       --     30,063,185
   Mexico...................................................  112,697,801             --       --    112,697,801
   Netherlands..............................................           --    320,037,279       --    320,037,279
   New Zealand..............................................           --     68,100,734       --     68,100,734
   Singapore................................................           --    579,713,734       --    579,713,734
   South Africa.............................................           --    151,399,886       --    151,399,886
   Spain....................................................           --    104,915,263       --    104,915,263
   Taiwan...................................................    2,747,578     10,816,182       --     13,563,760
   Turkey...................................................           --      6,293,769       --      6,293,769
   United Kingdom...........................................           --    788,257,021       --    788,257,021
Rights/Warrants
   Singapore................................................           --        111,522       --        111,522
Securities Lending Collateral...............................           --    186,392,847       --    186,392,847
Futures Contracts**.........................................      393,752             --       --        393,752
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $457,095,509 $5,949,603,363       -- $6,406,698,872
                                                             ============ ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (49.5%)
CANADA -- (0.0%)
    Other Security...................................................                    $  1,793,752                 0.0%
                                                                                         ------------                 ---
UNITED STATES -- (49.5%)
#   Alexandria Real Estate Equities, Inc.............................   443,164            70,352,285                 0.8%
    American Campus Communities, Inc.................................   544,248            27,201,515                 0.3%
    American Homes 4 Rent, Class A................................... 1,067,080            28,245,618                 0.3%
    American Tower Corp.............................................. 1,735,168           378,405,437                 4.1%
    Apartment Investment & Management Co., Class A...................   596,218            32,720,451                 0.4%
    AvalonBay Communities, Inc.......................................   540,982           117,750,142                 1.3%
    Boston Properties, Inc...........................................   604,073            82,878,816                 0.9%
    Brixmor Property Group, Inc...................................... 1,194,784            26,309,144                 0.3%
    Camden Property Trust............................................   383,926            43,909,617                 0.5%
    Crown Castle International Corp.................................. 1,611,774           223,698,113                 2.4%
    CyrusOne, Inc....................................................   442,646            31,551,807                 0.3%
    Digital Realty Trust, Inc........................................   811,085           103,040,213                 1.1%
    Douglas Emmett, Inc..............................................   657,846            28,497,889                 0.3%
    Duke Realty Corp................................................. 1,433,142            50,360,610                 0.5%
    Equinix, Inc.....................................................   327,463           185,599,479                 2.0%
    Equity LifeStyle Properties, Inc.................................   685,813            47,965,761                 0.5%
    Equity Residential............................................... 1,439,285           127,607,008                 1.4%
    Essex Property Trust, Inc........................................   258,189            84,461,368                 0.9%
    Extra Space Storage, Inc.........................................   499,040            56,027,221                 0.6%
    Federal Realty Investment Trust..................................   295,613            40,206,324                 0.4%
    Gaming and Leisure Properties, Inc...............................   810,069            32,694,385                 0.4%
    Healthpeak Properties, Inc....................................... 1,891,814            71,170,043                 0.8%
    Host Hotels & Resorts, Inc....................................... 2,948,309            48,322,784                 0.5%
    Invitation Homes, Inc............................................ 1,752,593            53,962,334                 0.6%
#   Iron Mountain, Inc............................................... 1,138,392            37,339,258                 0.4%
#   Kilroy Realty Corp...............................................   403,004            33,824,126                 0.4%
    Kimco Realty Corp................................................ 1,677,460            36,166,038                 0.4%
    Lamar Advertising Co., Class A...................................   340,339            27,230,523                 0.3%
    Liberty Property Trust...........................................   594,863            35,138,557                 0.4%
#   Medical Properties Trust, Inc.................................... 1,714,774            35,547,265                 0.4%
    Mid-America Apartment Communities, Inc...........................   453,636            63,050,801                 0.7%
    National Retail Properties, Inc..................................   681,403            40,141,451                 0.4%
#   Omega Healthcare Investors, Inc..................................   895,273            39,427,830                 0.4%
    Prologis, Inc.................................................... 2,458,318           215,741,995                 2.3%
    Public Storage...................................................   614,993           137,057,340                 1.5%
#   Realty Income Corp............................................... 1,226,420           100,308,892                 1.1%
    Regency Centers Corp.............................................   663,945            44,643,635                 0.5%
    SBA Communications Corp..........................................   443,093           106,630,330                 1.1%
#   Simon Property Group, Inc........................................ 1,214,648           183,023,161                 2.0%
    SL Green Realty Corp.............................................   357,734            29,906,562                 0.3%
    STORE Capital Corp...............................................   822,020            33,291,810                 0.4%
    Sun Communities, Inc.............................................   359,517            58,475,440                 0.6%
    UDR, Inc......................................................... 1,136,173            57,092,693                 0.6%
    Ventas, Inc...................................................... 1,435,241            93,434,189                 1.0%
    VEREIT, Inc...................................................... 4,244,239            41,763,312                 0.4%
    Vornado Realty Trust.............................................   682,155            44,769,833                 0.5%
    Welltower, Inc................................................... 1,569,286           142,318,547                 1.5%
    WP Carey, Inc....................................................   657,894            60,565,722                 0.7%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED


                                                                                            PERCENTAGE
                                                SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                              ----------- ------------------------------- ---------------
UNITED STATES -- (Continued)
   Other Securities..........................                     $  944,616,961                10.1%
                                                                  --------------               -----
TOTAL UNITED STATES..........................                      4,634,444,635                50.0%
                                                                  --------------               -----
VIRGIN ISLANDS, U.S. -- (0.0%)
   Other Security............................                            984,516                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS .........................                      4,637,222,903                50.0%
                                                                  --------------               -----
AFFILIATED INVESTMENT COMPANIES -- (49.3%)
   DFA International Real Estate Securities
     Portfolio of DFA Investment Dimensions
     Group Inc............................... 587,807,256          3,297,598,707                35.6%
   DFA Real Estate Securities Portfolio of
     DFA Investment Dimensions Group Inc.....  31,390,672          1,315,269,138                14.2%
                                                                  --------------               -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES..................................                      4,612,867,845                49.8%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $7,260,378,754)......................                      9,250,090,748
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S) The DFA Short Term Investment Fund......   9,606,063            111,151,759                 1.2%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,371,517,891)......................                     $9,361,242,507               101.0%
                                                                  ==============               =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                      LEVEL 1        LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------- ------- --------------
Common Stocks
   Canada......................................... $    1,793,752            --   --    $    1,793,752
   United States..................................  4,634,444,635            --   --     4,634,444,635
   Virgin Islands, U.S............................        984,516            --   --           984,516
Affiliated Investment Companies...................  4,612,867,845            --   --     4,612,867,845
Securities Lending Collateral.....................             -- $ 111,151,759   --       111,151,759
                                                   -------------- -------------   --    --------------
TOTAL............................................. $9,250,090,748 $ 111,151,759   --    $9,361,242,507
                                                   ============== =============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (6.5%)
    Cleanaway Waste Management, Ltd.................................. 48,269,779         $   61,350,557                0.5%
    Downer EDI, Ltd..................................................  8,959,670             49,834,155                0.4%
    OZ Minerals, Ltd.................................................  7,939,160             55,394,928                0.4%
    Other Securities.................................................                       739,901,179                5.5%
                                                                                         --------------                ---
TOTAL AUSTRALIA......................................................                       906,480,819                6.8%
                                                                                         --------------                ---
AUSTRIA -- (0.8%)
    Other Securities.................................................                       118,010,464                0.9%
                                                                                         --------------                ---
BELGIUM -- (1.5%)
    Ackermans & van Haaren NV........................................    376,953             57,785,339                0.4%
    Other Securities.................................................                       145,932,336                1.1%
                                                                                         --------------                ---
TOTAL BELGIUM........................................................                       203,717,675                1.5%
                                                                                         --------------                ---
CANADA -- (8.7%)
    Alamos Gold, Inc., Class A.......................................  8,582,130             46,719,211                0.4%
*   Centerra Gold, Inc...............................................  7,007,921             59,751,691                0.5%
*   Detour Gold Corp.................................................  4,085,189             67,833,182                0.5%
#   Genworth MI Canada, Inc..........................................  1,225,983             49,519,623                0.4%
*   IAMGOLD Corp..................................................... 12,353,718             46,428,444                0.4%
#   Laurentian Bank of Canada........................................  1,556,662             53,539,434                0.4%
    Yamana Gold, Inc................................................. 19,985,604             72,986,679                0.6%
    Other Securities.................................................                       814,485,656                5.8%
                                                                                         --------------                ---
TOTAL CANADA.........................................................                     1,211,263,920                9.0%
                                                                                         --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                         1,988,736                0.0%
                                                                                         --------------                ---
DENMARK -- (1.6%)
*   Jyske Bank A.S...................................................  1,668,092             55,489,313                0.4%
    Other Securities.................................................                       162,776,614                1.2%
                                                                                         --------------                ---
TOTAL DENMARK........................................................                       218,265,927                1.6%
                                                                                         --------------                ---
FINLAND -- (2.3%)
    Kemira Oyj.......................................................  2,884,212             46,853,153                0.4%
    Kesko Oyj, Class B...............................................    778,256             51,853,676                0.4%
    Other Securities.................................................                       217,573,321                1.6%
                                                                                         --------------                ---
TOTAL FINLAND........................................................                       316,280,150                2.4%
                                                                                         --------------                ---
FRANCE -- (4.2%)
#   Casino Guichard Perrachon SA.....................................    875,911             47,285,698                0.4%
    Elis SA..........................................................  2,797,909             53,491,862                0.4%
    Rexel SA.........................................................  7,556,241             93,678,528                0.7%
    Other Securities.................................................                       386,957,702                2.8%
                                                                                         --------------                ---
TOTAL FRANCE.........................................................                       581,413,790                4.3%
                                                                                         --------------                ---
GERMANY -- (5.7%)
    Aareal Bank AG...................................................  1,935,615             64,981,878                0.5%
#   Aurubis AG.......................................................  1,214,955             59,735,127                0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
*   Dialog Semiconductor P.L.C.......................................  1,084,890         $   48,798,666                0.4%
#   K+S AG...........................................................  5,143,450             73,036,915                0.6%
    Lanxess AG.......................................................    755,901             49,117,832                0.4%
#   OSRAM Licht AG...................................................  1,064,472             47,650,716                0.4%
    Other Securities.................................................                       454,666,825                3.1%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       797,987,959                5.9%
                                                                                         --------------               ----
GREECE -- (0.0%)
    Other Securities.................................................                             1,916                0.0%
                                                                                         --------------               ----
HONG KONG -- (2.5%)
    Other Securities.................................................                       353,823,185                2.6%
                                                                                         --------------               ----
IRELAND -- (0.1%)
    Other Securities.................................................                        15,728,581                0.1%
                                                                                         --------------               ----
ISRAEL -- (0.8%)
    Other Securities.................................................                       107,695,130                0.8%
                                                                                         --------------               ----
ITALY -- (5.0%)
#*  Banco BPM SpA.................................................... 25,325,494             57,649,973                0.4%
#   BPER Banca....................................................... 14,354,646             64,219,630                0.5%
#   Buzzi Unicem SpA.................................................  2,457,060             59,285,458                0.4%
#*  Saipem SpA....................................................... 13,961,308             63,370,901                0.5%
#   Unione di Banche Italiane SpA.................................... 25,232,083             76,863,720                0.6%
    Unipol Gruppo SpA................................................ 12,113,158             67,604,301                0.5%
    Other Securities.................................................                       303,820,318                2.3%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       692,814,301                5.2%
                                                                                         --------------               ----
JAPAN -- (25.3%)
    Other Securities.................................................                     3,530,465,860               26.3%
                                                                                         --------------               ----
NETHERLANDS -- (2.8%)
    ASR Nederland NV.................................................  2,205,160             80,838,064                0.6%
#   SBM Offshore NV..................................................  5,015,641             86,497,252                0.6%
    Signify NV.......................................................  1,753,859             51,388,165                0.4%
    Other Securities.................................................                       173,574,527                1.3%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       392,298,008                2.9%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                        53,037,883                0.4%
                                                                                         --------------               ----
NORWAY -- (1.0%)
    Other Securities.................................................                       144,396,313                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                        42,479,154                0.3%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       128,482,135                1.0%
                                                                                         --------------               ----
SPAIN -- (2.3%)
#   Acciona SA.......................................................    714,249             74,409,226                0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities............................................                    $   243,071,010                1.8%
                                                                                      ---------------              -----
TOTAL SPAIN.......................................................                        317,480,236                2.4%
                                                                                      ---------------              -----
SWEDEN -- (2.5%)
      Other Securities............................................                        350,798,748                2.6%
                                                                                      ---------------              -----
SWITZERLAND -- (4.0%)
      Allreal Holding AG..........................................    285,375              55,605,064                0.4%
      Helvetia Holding AG.........................................    649,974              91,300,048                0.7%
      Other Securities............................................                        409,442,329                3.1%
                                                                                      ---------------              -----
TOTAL SWITZERLAND.................................................                        556,347,441                4.2%
                                                                                      ---------------              -----
UNITED KINGDOM -- (15.0%)
      Aggreko P.L.C...............................................  5,235,543              53,674,990                0.4%
      Bellway P.L.C...............................................  3,113,524             127,434,740                1.0%
      Bovis Homes Group P.L.C.....................................  4,767,183              72,233,247                0.5%
      Centamin P.L.C.............................................. 35,161,164              53,186,640                0.4%
      Close Brothers Group P.L.C..................................  2,940,933              52,734,542                0.4%
*     EI Group P.L.C.............................................. 15,351,269              56,065,285                0.4%
*     Firstgroup P.L.C............................................ 27,448,860              45,912,747                0.3%
      Grafton Group P.L.C.........................................  5,419,376              54,877,928                0.4%
      Hiscox, Ltd.................................................  3,298,913              63,704,948                0.5%
      Meggitt P.L.C............................................... 10,427,855              84,375,202                0.6%
      National Express Group P.L.C................................ 10,283,289              59,496,716                0.5%
      Phoenix Group Holdings P.L.C................................  7,725,396              70,564,799                0.5%
      Redrow P.L.C................................................  7,588,073              59,155,283                0.4%
      Travis Perkins P.L.C........................................  5,440,108             101,045,309                0.8%
      Tullow Oil P.L.C............................................ 29,939,495              80,007,924                0.6%
      Other Securities............................................                      1,051,895,844                7.8%
                                                                                      ---------------              -----
TOTAL UNITED KINGDOM..............................................                      2,086,366,144               15.5%
                                                                                      ---------------              -----
TOTAL COMMON STOCKS...............................................                     13,127,624,475               97.8%
                                                                                      ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities............................................                         14,962,389                0.1%
                                                                                      ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            495,266                0.0%
                                                                                      ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $12,655,097,405)..........................................                     13,143,082,130
                                                                                      ---------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (5.7%)
@(S)  The DFA Short Term Investment
        Fund...................................................... 68,564,422             793,358,925                5.9%
                                                                                      ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,448,376,291)..........................................                    $13,936,441,055              103.8%
                                                                                      ===============              =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2019, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
         DESCRIPTION           CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------------------------  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........    748     12/20/19  $110,785,406 $113,538,920   $2,753,514
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $110,785,406 $113,538,920   $2,753,514
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                          -------------- --------------- ------- ---------------
Common Stocks
   Australia............. $      319,134 $   906,161,685   --    $   906,480,819
   Austria...............             --     118,010,464   --        118,010,464
   Belgium...............             --     203,717,675   --        203,717,675
   Canada................  1,198,877,186      12,386,734   --      1,211,263,920
   China.................             --       1,988,736   --          1,988,736
   Denmark...............             --     218,265,927   --        218,265,927
   Finland...............             --     316,280,150   --        316,280,150
   France................             --     581,413,790   --        581,413,790
   Germany...............        632,936     797,355,023   --        797,987,959
   Greece................             --           1,916   --              1,916
   Hong Kong.............             --     353,823,185   --        353,823,185
   Ireland...............             --      15,728,581   --         15,728,581
   Israel................             --     107,695,130   --        107,695,130
   Italy.................     12,689,846     680,124,455   --        692,814,301
   Japan.................             --   3,530,465,860   --      3,530,465,860
   Netherlands...........             --     392,298,008   --        392,298,008
   New Zealand...........             --      53,037,883   --         53,037,883
   Norway................             --     144,396,313   --        144,396,313
   Portugal..............             --      42,479,154   --         42,479,154
   Singapore.............             --     128,482,135   --        128,482,135
   Spain.................             --     317,480,236   --        317,480,236
   Sweden................      2,837,495     347,961,253   --        350,798,748
   Switzerland...........             --     556,347,441   --        556,347,441
   United Kingdom........             --   2,086,366,144   --      2,086,366,144
Preferred Stocks
   Germany...............             --      14,962,389   --         14,962,389
Rights/Warrants
   Canada................             --         420,370   --            420,370
   Italy.................             --          12,532   --             12,532
   Japan.................             --          10,734   --             10,734
   Norway................             --          51,630   --             51,630
Securities Lending
  Collateral.............             --     793,358,925   --        793,358,925
Futures Contracts**......      2,753,514              --   --          2,753,514
                          -------------- ---------------   --    ---------------
TOTAL.................... $1,218,110,111 $12,721,084,458   --    $13,939,194,569
                          ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.9%)
    BHP Group, Ltd................................................... 178,389          $  4,372,752                 0.2%
    BlueScope Steel, Ltd............................................. 444,303             4,067,225                 0.2%
    Santos, Ltd...................................................... 833,768             4,663,693                 0.2%
    Other Securities.................................................                   145,468,655                 5.6%
                                                                                       ------------                 ---
TOTAL AUSTRALIA......................................................                   158,572,325                 6.2%
                                                                                       ------------                 ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                    16,594,922                 0.6%
                                                                                       ------------                 ---
BELGIUM -- (1.4%)
    Ageas............................................................  84,715             4,885,560                 0.2%
    Solvay SA........................................................  49,531             5,385,305                 0.2%
    Other Securities.................................................                    28,825,754                 1.1%
                                                                                       ------------                 ---
TOTAL BELGIUM........................................................                    39,096,619                 1.5%
                                                                                       ------------                 ---
CANADA -- (8.8%)
#   Bank of Nova Scotia (The)........................................  73,643             4,221,953                 0.2%
    Canadian Natural Resources, Ltd.................................. 220,479             5,560,480                 0.2%
*   Kinross Gold Corp................................................ 886,903             4,309,604                 0.2%
    Magna International, Inc.........................................  91,616             4,926,192                 0.2%
    Suncor Energy, Inc., (B3NB0P5)................................... 163,438             4,852,474                 0.2%
    Teck Resources, Ltd., Class B.................................... 260,318             4,120,834                 0.2%
    Other Securities.................................................                   209,784,012                 8.0%
                                                                                       ------------                 ---
TOTAL CANADA.........................................................                   237,775,549                 9.2%
                                                                                       ------------                 ---
CHINA -- (0.0%)
    Other Securities.................................................                       184,231                 0.0%
                                                                                       ------------                 ---
DENMARK -- (1.5%)
    Other Securities.................................................                    40,985,746                 1.6%
                                                                                       ------------                 ---
FINLAND -- (1.9%)
    UPM-Kymmene Oyj.................................................. 265,292             8,640,414                 0.3%
    Other Securities.................................................                    41,638,645                 1.6%
                                                                                       ------------                 ---
TOTAL FINLAND........................................................                    50,279,059                 1.9%
                                                                                       ------------                 ---
FRANCE -- (7.0%)
    Cie de Saint-Gobain.............................................. 163,947             6,677,223                 0.3%
    Peugeot SA....................................................... 392,822             9,948,654                 0.4%
    Societe Generale SA.............................................. 230,457             6,553,944                 0.3%
    Teleperformance..................................................  18,747             4,253,383                 0.2%
    Total SA......................................................... 304,258            16,085,571                 0.6%
    Other Securities.................................................                   144,409,252                 5.5%
                                                                                       ------------                 ---
TOTAL FRANCE.........................................................                   187,928,027                 7.3%
                                                                                       ------------                 ---
GERMANY -- (6.4%)
    Allianz SE.......................................................  24,364             5,950,238                 0.2%
    Bayer AG.........................................................  72,951             5,659,259                 0.2%
    Bayerische Motoren Werke AG......................................  55,891             4,279,836                 0.2%
#   Continental AG...................................................  42,035             5,630,201                 0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Daimler AG.......................................................   153,503          $  8,952,715                 0.4%
    E.ON SE..........................................................   588,434             5,934,043                 0.2%
#   Lanxess AG.......................................................    65,368             4,247,559                 0.2%
    Other Securities.................................................                     130,681,625                 5.0%
                                                                                         ------------                ----
TOTAL GERMANY........................................................                     171,335,476                 6.6%
                                                                                         ------------                ----
HONG KONG -- (2.7%)
    New World Development Co., Ltd................................... 2,886,579             4,129,065                 0.2%
    Other Securities.................................................                      67,749,616                 2.6%
                                                                                         ------------                ----
TOTAL HONG KONG......................................................                      71,878,681                 2.8%
                                                                                         ------------                ----
IRELAND -- (0.7%)
    CRH P.L.C., Sponsored ADR........................................   122,410             4,467,965                 0.2%
    Other Securities.................................................                      14,659,900                 0.5%
                                                                                         ------------                ----
TOTAL IRELAND........................................................                      19,127,865                 0.7%
                                                                                         ------------                ----
ISRAEL -- (0.8%)
    Other Securities.................................................                      20,943,474                 0.8%
                                                                                         ------------                ----
ITALY -- (3.2%)
    Fiat Chrysler Automobiles NV, (BRJ2W98)..........................   334,965             5,131,664                 0.2%
    Fiat Chrysler Automobiles NV, (BRJFWP3)..........................   368,536             5,719,223                 0.2%
    UniCredit SpA....................................................   351,851             4,463,941                 0.2%
    Other Securities.................................................                      70,006,221                 2.7%
                                                                                         ------------                ----
TOTAL ITALY..........................................................                      85,321,049                 3.3%
                                                                                         ------------                ----
JAPAN -- (24.2%)
    Honda Motor Co., Ltd.............................................   173,935             4,705,633                 0.2%
    Mitsubishi UFJ Financial Group, Inc..............................   899,300             4,662,230                 0.2%
    Toyota Motor Corp................................................    73,263             5,083,052                 0.2%
#   Toyota Motor Corp., Sponsored ADR................................    36,827             5,102,381                 0.2%
    Other Securities.................................................                     632,635,223                24.5%
                                                                                         ------------                ----
TOTAL JAPAN..........................................................                     652,188,519                25.3%
                                                                                         ------------                ----
NETHERLANDS -- (2.7%)
    Koninklijke Ahold Delhaize NV....................................   245,266             6,112,042                 0.2%
    Other Securities.................................................                      67,880,859                 2.7%
                                                                                         ------------                ----
TOTAL NETHERLANDS....................................................                      73,992,901                 2.9%
                                                                                         ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.................................................                      12,804,985                 0.5%
                                                                                         ------------                ----
NORWAY -- (0.8%)
    Other Securities.................................................                      22,693,448                 0.9%
                                                                                         ------------                ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                       7,810,504                 0.3%
                                                                                         ------------                ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                      29,924,309                 1.2%
                                                                                         ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SPAIN -- (1.9%)
    Banco Santander SA............................................... 1,257,170         $    5,047,910                0.2%
    Other Securities.................................................                       46,023,034                1.8%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                       51,070,944                2.0%
                                                                                        --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                       67,972,766                2.6%
                                                                                        --------------               ----
SWITZERLAND -- (6.3%)
    Adecco Group AG..................................................    80,719              4,798,434                0.2%
    Helvetia Holding AG..............................................    34,781              4,885,591                0.2%
    Nestle SA........................................................   110,012             11,769,228                0.5%
    Novartis AG......................................................    52,784              4,612,012                0.2%
    Novartis AG, Sponsored ADR.......................................    73,269              6,406,641                0.3%
    Swiss Prime Site AG..............................................    49,013              5,051,860                0.2%
    Zurich Insurance Group AG........................................    14,600              5,718,821                0.2%
    Other Securities.................................................                      126,001,618                4.8%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      169,244,205                6.6%
                                                                                        --------------               ----
UNITED KINGDOM -- (13.3%)
    Anglo American P.L.C.............................................   188,743              4,857,696                0.2%
    BP P.L.C., Sponsored ADR.........................................   248,133              9,406,728                0.4%
    British American Tobacco P.L.C...................................   158,257              5,535,175                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................   277,592             10,490,202                0.4%
    Lloyds Banking Group P.L.C....................................... 6,332,142              4,657,962                0.2%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,774              9,378,027                0.4%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   102,022              5,946,862                0.2%
    Other Securities.................................................                      306,949,946               11.9%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      357,222,598               13.9%
                                                                                        --------------               ----
UNITED STATES -- (0.0%)
    Other Security...................................................                           58,913                0.0%
                                                                                        --------------               ----
TOTAL COMMON STOCKS .................................................                    2,545,007,115               98.7%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
    Volkswagen AG....................................................    35,613              6,770,217                0.3%
    Other Securities.................................................                        7,776,261                0.3%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                       14,546,478                0.6%
                                                                                        --------------               ----
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                           11,484                0.0%
                                                                                        --------------               ----
TOTAL PREFERRED STOCKS...............................................                       14,557,962                0.6%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          162,813                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $2,315,741,708)..............................................                    2,559,727,890
                                                                                        --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (4.9%)
@(S)  The DFA Short Term Investment Fund............................... 11,468,926 $  132,706,943        5.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,448,435,980)................................................            $2,692,434,833      104.4%
                                                                                   ==============      =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                         --------------------------------------------------
                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                         ------------ -------------- ------- --------------
     Common Stocks
        Australia....... $    278,929 $  158,293,396   --    $  158,572,325
        Austria.........           --     16,594,922   --        16,594,922
        Belgium.........      943,834     38,152,785   --        39,096,619
        Canada..........  237,004,236        771,313   --       237,775,549
        China...........           --        184,231   --           184,231
        Denmark.........           --     40,985,746   --        40,985,746
        Finland.........           --     50,279,059   --        50,279,059
        France..........      323,203    187,604,824   --       187,928,027
        Germany.........    4,115,665    167,219,811   --       171,335,476
        Hong Kong.......      282,710     71,595,971   --        71,878,681
        Ireland.........    4,467,965     14,659,900   --        19,127,865
        Israel..........    1,119,449     19,824,025   --        20,943,474
        Italy...........    5,696,684     79,624,365   --        85,321,049
        Japan...........   10,757,044    641,431,475   --       652,188,519
        Netherlands.....    7,160,314     66,832,587   --        73,992,901
        New Zealand.....        7,845     12,797,140   --        12,804,985
        Norway..........       46,818     22,646,630   --        22,693,448
        Portugal........           --      7,810,504   --         7,810,504
        Singapore.......        3,484     29,920,825   --        29,924,309
        Spain...........    2,201,586     48,869,358   --        51,070,944
        Sweden..........      223,670     67,749,096   --        67,972,766
        Switzerland.....   10,735,339    158,508,866   --       169,244,205
        United Kingdom..   49,374,390    307,848,208   --       357,222,598
        United States...           --         58,913   --            58,913
     Preferred Stocks
        Germany.........           --     14,546,478   --        14,546,478
        United Kingdom..           --         11,484   --            11,484
     Rights/Warrants
        Canada..........           --         91,436   --            91,436
        Italy...........           --         26,887   --            26,887
        Norway..........           --          1,928   --             1,928
        Spain...........           --         42,417   --            42,417
        Sweden..........           --            145   --               145
     Securities Lending
       Collateral.......           --    132,706,943   --       132,706,943
                         ------------ --------------   --    --------------
     TOTAL.............. $334,743,165 $2,357,691,668   --    $2,692,434,833
                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (95.5%)
AUSTRALIA -- (6.2%)
    BHP Group, Ltd................................................... 247,858           $ 6,075,607                 0.9%
#   BHP Group, Ltd., Sponsored ADR...................................  22,391             1,095,144                 0.2%
    CSL, Ltd.........................................................  37,467             6,607,540                 1.0%
    Wesfarmers, Ltd.................................................. 116,799             3,209,042                 0.5%
    Other Securities.................................................                    24,927,780                 3.8%
                                                                                        -----------                ----
TOTAL AUSTRALIA......................................................                    41,915,113                 6.4%
                                                                                        -----------                ----
AUSTRIA -- (0.1%)
    Other Securities.................................................                     1,063,718                 0.1%
                                                                                        -----------                ----
BELGIUM -- (0.9%)
    Other Securities.................................................                     6,003,062                 0.9%
                                                                                        -----------                ----
CANADA -- (8.4%)
#   Bank of Montreal, (2076009)......................................  44,483             3,292,911                 0.5%
    Canadian National Railway Co.....................................  50,822             4,541,962                 0.7%
    Other Securities.................................................                    49,069,486                 7.4%
                                                                                        -----------                ----
TOTAL CANADA.........................................................                    56,904,359                 8.6%
                                                                                        -----------                ----
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B....................................... 162,073             8,912,183                 1.4%
    Other Security...................................................                     1,473,285                 0.2%
                                                                                        -----------                ----
TOTAL DENMARK........................................................                    10,385,468                 1.6%
                                                                                        -----------                ----
FINLAND -- (0.9%)
    Other Securities.................................................                     6,427,598                 1.0%
                                                                                        -----------                ----
FRANCE -- (10.2%)
    Airbus SE........................................................  41,631             5,972,310                 0.9%
    Cie Generale des Etablissements Michelin SCA.....................  30,215             3,678,893                 0.6%
    Kering SA........................................................   6,008             3,418,530                 0.5%
    Legrand SA.......................................................  39,914             3,118,241                 0.5%
    LVMH Moet Hennessy Louis Vuitton SE..............................  24,113            10,297,592                 1.6%
#   Orange SA........................................................ 199,445             3,209,966                 0.5%
    Safran SA........................................................  28,182             4,463,744                 0.7%
#   Vinci SA.........................................................  44,122             4,950,322                 0.8%
    Other Securities.................................................                    30,051,246                 4.4%
                                                                                        -----------                ----
TOTAL FRANCE.........................................................                    69,160,844                10.5%
                                                                                        -----------                ----
GERMANY -- (6.9%)
    Adidas AG........................................................  12,924             3,995,154                 0.6%
    Deutsche Boerse AG...............................................  21,224             3,286,741                 0.5%
    Deutsche Post AG.................................................  85,557             3,030,860                 0.5%
    Deutsche Telekom AG.............................................. 307,595             5,412,306                 0.8%
    E.ON SE.......................................................... 333,869             3,366,891                 0.5%
    Infineon Technologies AG......................................... 187,753             3,636,544                 0.6%
    Other Securities.................................................                    24,036,078                 3.6%
                                                                                        -----------                ----
TOTAL GERMANY........................................................                    46,764,574                 7.1%
                                                                                        -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
HONG KONG -- (2.7%)
    Other Securities.................................................                  $ 18,293,655                 2.8%
                                                                                       ------------                ----
IRELAND -- (0.5%)
    Other Securities.................................................                     3,186,938                 0.5%
                                                                                       ------------                ----
ISRAEL -- (0.4%)
    Other Securities.................................................                     2,564,370                 0.4%
                                                                                       ------------                ----
ITALY -- (2.0%)
    Other Securities.................................................                    13,911,759                 2.1%
                                                                                       ------------                ----
JAPAN -- (21.9%)
    Daikin Industries, Ltd...........................................  22,900             3,205,075                 0.5%
    Kao Corp.........................................................  36,700             2,950,630                 0.5%
    KDDI Corp........................................................ 192,800             5,334,996                 0.8%
    NTT DOCOMO, Inc.................................................. 139,000             3,810,699                 0.6%
    Recruit Holdings Co., Ltd........................................ 105,600             3,509,515                 0.5%
    Seven & I Holdings Co., Ltd......................................  79,800             3,014,867                 0.5%
#   SoftBank Group Corp.............................................. 177,100             6,812,400                 1.0%
    Sony Corp........................................................ 134,900             8,211,247                 1.2%
    Tokyo Electron, Ltd..............................................  14,300             2,897,160                 0.4%
    Other Securities.................................................                   108,744,826                16.5%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   148,491,415                22.5%
                                                                                       ------------                ----
NETHERLANDS -- (3.3%)
    Koninklijke Ahold Delhaize NV.................................... 144,612             3,603,739                 0.6%
#   Unilever NV......................................................  82,174             4,867,988                 0.8%
    Wolters Kluwer NV................................................  47,304             3,484,081                 0.5%
    Other Securities.................................................                    10,435,471                 1.5%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    22,391,279                 3.4%
                                                                                       ------------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                     1,389,377                 0.2%
                                                                                       ------------                ----
NORWAY -- (0.7%)
    Other Securities.................................................                     4,504,977                 0.7%
                                                                                       ------------                ----
PORTUGAL -- (0.1%)
    Other Security...................................................                       529,550                 0.1%
                                                                                       ------------                ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                     7,661,402                 1.2%
                                                                                       ------------                ----
SPAIN -- (2.6%)
    Industria de Diseno Textil SA....................................  92,858             2,893,530                 0.4%
    Telefonica SA.................................................... 484,179             3,718,146                 0.6%
    Other Securities.................................................                    11,066,453                 1.7%
                                                                                       ------------                ----
TOTAL SPAIN..........................................................                    17,678,129                 2.7%
                                                                                       ------------                ----
SWEDEN -- (2.3%)
    Other Securities.................................................                    15,802,276                 2.4%
                                                                                       ------------                ----
SWITZERLAND -- (8.1%)
    Givaudan SA......................................................   1,629             4,785,894                 0.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                               PERCENTAGE
                                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   --------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Nestle SA...................................................    98,099          $ 10,494,760                  1.6%
      Roche Holding AG............................................     2,735               815,377                  0.1%
      Roche Holding AG............................................    67,939            20,446,636                  3.1%
      Sika AG.....................................................    18,454             3,172,363                  0.5%
      Other Securities............................................                      15,399,208                  2.4%
                                                                                      ------------                -----
TOTAL SWITZERLAND.................................................                      55,114,238                  8.4%
                                                                                      ------------                -----
UNITED KINGDOM -- (14.5%)
      AstraZeneca P.L.C...........................................    26,662             2,600,004                  0.4%
#     AstraZeneca P.L.C., Sponsored ADR...........................   192,433             9,434,990                  1.4%
      BHP Group P.L.C.............................................   171,304             3,633,451                  0.6%
      BT Group P.L.C.............................................. 1,702,202             4,517,400                  0.7%
      Compass Group P.L.C.........................................   132,577             3,529,738                  0.5%
      Diageo P.L.C., Sponsored ADR................................    43,065             7,057,061                  1.1%
      Experian P.L.C..............................................   143,441             4,521,447                  0.7%
      Ferguson P.L.C..............................................    39,071             3,336,421                  0.5%
      GlaxoSmithKline P.L.C.......................................    14,845               340,024                  0.1%
      GlaxoSmithKline P.L.C., Sponsored ADR.......................   171,685             7,863,173                  1.2%
      Imperial Brands P.L.C.......................................   173,832             3,813,085                  0.6%
#     Rio Tinto P.L.C., Sponsored ADR.............................    97,092             5,049,755                  0.8%
      Unilever P.L.C., Sponsored ADR..............................    92,117             5,537,153                  0.8%
      Other Securities............................................                      37,037,697                  5.5%
                                                                                      ------------                -----
TOTAL UNITED KINGDOM..............................................                      98,271,399                 14.9%
                                                                                      ------------                -----
TOTAL COMMON STOCKS...............................................                     648,415,500                 98.5%
                                                                                      ------------                -----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Volkswagen AG...............................................    18,995             3,611,048                  0.6%
      Other Securities............................................                       1,379,143                  0.1%
                                                                                      ------------                -----
TOTAL GERMANY.....................................................                       4,990,191                  0.7%
                                                                                      ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security..............................................                           8,891                  0.0%
                                                                                      ------------                -----
TOTAL PREFERRED STOCKS............................................                       4,999,082                  0.7%
                                                                                      ------------                -----
TOTAL INVESTMENT SECURITIES
  (Cost $618,186,641).............................................                     653,414,582
                                                                                      ------------

                                                                                         VALUE+
                                                                             -------------------------------
SECURITIES LENDING COLLATERAL -- (3.8%)
@(S)  The DFA Short Term Investment Fund.......................... 2,244,424            25,970,231                  4.0%
                                                                                      ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $644,155,045).............................................                    $679,384,813                103.2%
                                                                                      ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ----------------------------------------------
                                LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                              ------------ ------------ ------- ------------
    Common Stocks
       Australia............. $  1,095,144 $ 40,819,969   --    $ 41,915,113
       Austria...............           --    1,063,718   --       1,063,718
       Belgium...............           --    6,003,062   --       6,003,062
       Canada................   56,904,359           --   --      56,904,359
       Denmark...............           --   10,385,468   --      10,385,468
       Finland...............           --    6,427,598   --       6,427,598
       France................      219,066   68,941,778   --      69,160,844
       Germany...............           --   46,764,574   --      46,764,574
       Hong Kong.............           --   18,293,655   --      18,293,655
       Ireland...............      683,389    2,503,549   --       3,186,938
       Israel................      652,437    1,911,933   --       2,564,370
       Italy.................    1,255,501   12,656,258   --      13,911,759
       Japan.................           --  148,491,415   --     148,491,415
       Netherlands...........    5,625,081   16,766,198   --      22,391,279
       New Zealand...........           --    1,389,377   --       1,389,377
       Norway................           --    4,504,977   --       4,504,977
       Portugal..............           --      529,550   --         529,550
       Singapore.............           --    7,661,402   --       7,661,402
       Spain.................           --   17,678,129   --      17,678,129
       Sweden................           --   15,802,276   --      15,802,276
       Switzerland...........       37,245   55,076,993   --      55,114,238
       United Kingdom........   37,473,237   60,798,162   --      98,271,399
    Preferred Stocks
       Germany...............           --    4,990,191   --       4,990,191
       United Kingdom........           --        8,891   --           8,891
    Securities Lending
      Collateral.............           --   25,970,231   --      25,970,231
                              ------------ ------------   --    ------------
    TOTAL.................... $103,945,459 $575,439,354   --    $679,384,813
                              ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               SHARES      VALUE+
                                                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company.........           $193,496,699
Investment in Dimensional Emerging Markets Value Fund........................................             79,522,820
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group
  Inc........................................................................................ 1,565,459   29,086,235
                                                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $290,856,255)........................................................................           $302,105,754
                                                                                                        ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                               LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                                             ------------ -------- -------- ------------
Affiliated Investment Companies............................. $302,105,754       --       -- $302,105,754
                                                             ------------ -------- -------- ------------
TOTAL....................................................... $302,105,754       --       -- $302,105,754
                                                             ============ ======== ======== ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (98.9%)
AUSTRALIA -- (5.5%)
    BlueScope Steel, Ltd............................................. 117,966           $ 1,079,882                 0.2%
    Boral, Ltd....................................................... 337,513             1,171,817                 0.2%
    Incitec Pivot, Ltd............................................... 464,128             1,104,364                 0.2%
    Other Securities.................................................                    26,063,776                 4.9%
                                                                                        -----------                 ---
TOTAL AUSTRALIA......................................................                    29,419,839                 5.5%
                                                                                        -----------                 ---
AUSTRIA -- (0.6%)
    Raiffeisen Bank International AG.................................  43,878             1,081,122                 0.2%
    Other Securities.................................................                     2,281,766                 0.4%
                                                                                        -----------                 ---
TOTAL AUSTRIA........................................................                     3,362,888                 0.6%
                                                                                        -----------                 ---
BELGIUM -- (1.2%)
    Ageas............................................................  24,339             1,403,647                 0.3%
    Other Securities.................................................                     4,890,639                 0.9%
                                                                                        -----------                 ---
TOTAL BELGIUM........................................................                     6,294,286                 1.2%
                                                                                        -----------                 ---
BRAZIL -- (1.8%)
    Other Securities.................................................                     9,726,426                 1.8%
                                                                                        -----------                 ---
CANADA -- (7.1%)
    First Quantum Minerals, Ltd...................................... 124,350             1,050,805                 0.2%
*   Kinross Gold Corp................................................ 413,553             2,009,520                 0.4%
    Lundin Mining Corp............................................... 216,814             1,094,688                 0.2%
    Yamana Gold, Inc................................................. 321,295             1,173,357                 0.2%
    Other Securities.................................................                    32,169,626                 6.0%
                                                                                        -----------                 ---
TOTAL CANADA.........................................................                    37,497,996                 7.0%
                                                                                        -----------                 ---
CHILE -- (0.2%)
    Other Securities.................................................                       885,270                 0.2%
                                                                                        -----------                 ---
CHINA -- (5.7%)
    Other Securities.................................................                    30,472,172                 5.7%
                                                                                        -----------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       522,394                 0.1%
                                                                                        -----------                 ---
DENMARK -- (1.1%)
    Other Securities.................................................                     6,092,261                 1.1%
                                                                                        -----------                 ---
FINLAND -- (1.7%)
    Huhtamaki Oyj....................................................  24,407             1,130,178                 0.2%
    Stora Enso Oyj, Class R.......................................... 103,034             1,338,589                 0.3%
    Other Securities.................................................                     6,321,578                 1.2%
                                                                                        -----------                 ---
TOTAL FINLAND........................................................                     8,790,345                 1.7%
                                                                                        -----------                 ---
FRANCE -- (4.9%)
    Arkema SA........................................................  18,073             1,849,553                 0.4%
    Atos SE..........................................................  20,609             1,599,394                 0.3%
    Eiffage SA.......................................................  14,549             1,562,652                 0.3%
    Rexel SA.........................................................  88,383             1,095,729                 0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
FRANCE -- (Continued)
    SCOR SE..........................................................  39,667          $  1,673,119                 0.3%
    Valeo SA.........................................................  53,015             1,974,315                 0.4%
    Other Securities.................................................                    16,253,020                 3.0%
                                                                                       ------------                ----
TOTAL FRANCE.........................................................                    26,007,782                 4.9%
                                                                                       ------------                ----
GERMANY -- (5.1%)
    Commerzbank AG................................................... 311,524             1,864,080                 0.4%
    Covestro AG......................................................  36,003             1,728,933                 0.3%
    GEA Group AG.....................................................  45,578             1,392,036                 0.3%
    KION Group AG....................................................  19,993             1,330,289                 0.3%
    Lanxess AG.......................................................  17,402             1,130,768                 0.2%
    OSRAM Licht AG...................................................  28,719             1,285,596                 0.3%
    Rheinmetall AG...................................................  12,040             1,452,103                 0.3%
    Other Securities.................................................                    17,004,229                 3.0%
                                                                                       ------------                ----
TOTAL GERMANY........................................................                    27,188,034                 5.1%
                                                                                       ------------                ----
GREECE -- (0.1%)
    Other Securities.................................................                       353,469                 0.1%
                                                                                       ------------                ----
HONG KONG -- (1.7%)
    Other Securities.................................................                     8,870,932                 1.7%
                                                                                       ------------                ----
INDIA -- (2.5%)
    Other Securities.................................................                    13,219,772                 2.5%
                                                                                       ------------                ----
INDONESIA -- (0.6%)
    Other Securities.................................................                     3,168,078                 0.6%
                                                                                       ------------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C...................................... 376,009             1,812,375                 0.4%
    Flutter Entertainment P.L.C .....................................  10,939             1,130,518                 0.2%
    Other Securities.................................................                     1,282,796                 0.2%
                                                                                       ------------                ----
TOTAL IRELAND........................................................                     4,225,689                 0.8%
                                                                                       ------------                ----
ISRAEL -- (0.6%)
    Other Securities.................................................                     3,227,305                 0.6%
                                                                                       ------------                ----
ITALY -- (2.9%)
*   Banco BPM SpA.................................................... 469,718             1,069,249                 0.2%
    Mediobanca Banca di Credito Finanziario SpA...................... 181,748             2,161,225                 0.4%
    Other Securities.................................................                    12,254,436                 2.3%
                                                                                       ------------                ----
TOTAL ITALY..........................................................                    15,484,910                 2.9%
                                                                                       ------------                ----
JAPAN -- (20.0%)
    Teijin, Ltd......................................................  53,200             1,066,039                 0.2%
    Other Securities.................................................                   105,167,377                19.7%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   106,233,416                19.9%
                                                                                       ------------                ----
MALAYSIA -- (0.8%)
    Other Securities.................................................                     4,208,922                 0.8%
                                                                                       ------------                ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
MEXICO -- (0.7%)
    Other Securities.................................................                   $ 3,567,876                 0.7%
                                                                                        -----------                 ---
NETHERLANDS -- (1.9%)
    ASM International NV.............................................  12,430             1,253,214                 0.2%
    ASR Nederland NV.................................................  44,759             1,640,802                 0.3%
    Randstad NV......................................................  28,886             1,603,082                 0.3%
    Other Securities.................................................                     5,500,862                 1.1%
                                                                                        -----------                 ---
TOTAL NETHERLANDS....................................................                     9,997,960                 1.9%
                                                                                        -----------                 ---
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                     2,094,156                 0.4%
                                                                                        -----------                 ---
NORWAY -- (0.6%)
    Other Securities.................................................                     3,444,784                 0.6%
                                                                                        -----------                 ---
PHILIPPINES -- (0.3%)
    Other Securities.................................................                     1,675,710                 0.3%
                                                                                        -----------                 ---
POLAND -- (0.3%)
    Other Securities.................................................                     1,487,645                 0.3%
                                                                                        -----------                 ---
PORTUGAL -- (0.2%)
    Other Securities.................................................                     1,221,956                 0.2%
                                                                                        -----------                 ---
RUSSIA -- (0.2%)
    Other Securities.................................................                       937,638                 0.2%
                                                                                        -----------                 ---
SINGAPORE -- (0.6%)
    Other Securities.................................................                     3,364,135                 0.6%
                                                                                        -----------                 ---
SOUTH AFRICA -- (1.9%)
*   Impala Platinum Holdings, Ltd.................................... 164,273             1,131,014                 0.2%
    Other Securities.................................................                     8,803,896                 1.7%
                                                                                        -----------                 ---
TOTAL SOUTH AFRICA...................................................                     9,934,910                 1.9%
                                                                                        -----------                 ---
SOUTH KOREA -- (3.5%)
    Other Securities.................................................                    18,601,185                 3.5%
                                                                                        -----------                 ---
SPAIN -- (1.6%)
    Other Securities.................................................                     8,574,076                 1.6%
                                                                                        -----------                 ---
SWEDEN -- (2.1%)
    Other Securities.................................................                    11,423,182                 2.1%
                                                                                        -----------                 ---
SWITZERLAND -- (3.7%)
    Adecco Group AG..................................................  41,835             2,486,930                 0.5%
    Baloise Holding AG...............................................  14,564             2,693,661                 0.5%
    Swiss Prime Site AG..............................................  11,884             1,224,906                 0.2%
    Other Securities.................................................                    13,437,386                 2.5%
                                                                                        -----------                 ---
TOTAL SWITZERLAND....................................................                    19,842,883                 3.7%
                                                                                        -----------                 ---
TAIWAN -- (4.2%)
    Other Securities.................................................                    22,274,629                 4.2%
                                                                                        -----------                 ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                  PERCENTAGE
                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                        ------- ------------------------------- ---------------
THAILAND -- (0.7%)
        Other Securities...............                  $  3,969,256                 0.7%
                                                         ------------                ----
TURKEY -- (0.2%)
        Other Securities...............                     1,008,023                 0.2%
                                                         ------------                ----
UNITED KINGDOM -- (10.8%)
        Barratt Developments P.L.C..... 181,197             1,481,793                 0.3%
        Bellway P.L.C..................  31,871             1,304,462                 0.3%
        Berkeley Group Holdings P.L.C..  26,611             1,516,811                 0.3%
        Cobham P.L.C................... 666,518             1,363,350                 0.3%
        GVC Holdings P.L.C.............  91,501             1,055,627                 0.2%
        Investec P.L.C................. 211,733             1,200,411                 0.2%
        J Sainsbury P.L.C.............. 406,591             1,071,479                 0.2%
        Kingfisher P.L.C............... 593,169             1,591,239                 0.3%
        Merlin Entertainments P.L.C.... 189,161             1,114,434                 0.2%
        Phoenix Group Holdings P.L.C... 137,472             1,255,688                 0.2%
        Taylor Wimpey P.L.C............ 568,351             1,218,944                 0.2%
        Travis Perkins P.L.C...........  79,648             1,479,393                 0.3%
        Tullow Oil P.L.C............... 435,039             1,162,565                 0.2%
        Wm Morrison Supermarkets P.L.C. 712,962             1,841,833                 0.4%
        Other Securities...............                    38,646,180                 7.2%
                                                         ------------                ----
TOTAL UNITED KINGDOM...................                    57,304,209                10.8%
                                                         ------------                ----
TOTAL COMMON STOCKS....................                   525,976,399                98.7%
                                                         ------------                ----
PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.4%)
        Other Securities...............                     2,281,936                 0.4%
                                                         ------------                ----
COLOMBIA -- (0.0%)
        Other Security.................                        58,305                 0.0%
                                                         ------------                ----
GERMANY -- (0.2%)
        Other Securities...............                       903,541                 0.2%
                                                         ------------                ----
TOTAL PREFERRED STOCKS.................                     3,243,782                 0.6%
                                                         ------------                ----
RIGHTS/WARRANTS -- (0.0%)
        Other Securities...............                        32,414                 0.0%
                                                         ------------                ----
TOTAL INVESTMENT SECURITIES
  (Cost $542,407,680)..................                   529,252,595
                                                         ------------

                                                            VALUE+
                                                -------------------------------
SECURITIES LENDING COLLATERAL -- (0.5%)
@(S)    The DFA Short Term Investment
          Fund......................... 241,696             2,796,664                 0.5%
                                                         ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $545,203,945)..................                  $532,049,259                99.8%
                                                         ============                ====

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------
                             LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                           ----------- ------------ ------- ------------
       Common Stocks
          Australia....... $    30,328 $ 29,389,511   --    $ 29,419,839
          Austria.........          --    3,362,888   --       3,362,888
          Belgium.........          --    6,294,286   --       6,294,286
          Brazil..........   9,726,426           --   --       9,726,426
          Canada..........  37,356,765      141,231   --      37,497,996
          Chile...........       8,172      877,098   --         885,270
          China...........   1,425,951   29,046,221   --      30,472,172
          Colombia........     522,394           --   --         522,394
          Denmark.........          --    6,092,261   --       6,092,261
          Finland.........          --    8,790,345   --       8,790,345
          France..........          --   26,007,782   --      26,007,782
          Germany.........          --   27,188,034   --      27,188,034
          Greece..........          --      353,469   --         353,469
          Hong Kong.......          --    8,870,932   --       8,870,932
          India...........      87,334   13,132,438   --      13,219,772
          Indonesia.......          --    3,168,078   --       3,168,078
          Ireland.........          --    4,225,689   --       4,225,689
          Israel..........          --    3,227,305   --       3,227,305
          Italy...........      97,660   15,387,250   --      15,484,910
          Japan...........          --  106,233,416   --     106,233,416
          Malaysia........       2,061    4,206,861   --       4,208,922
          Mexico..........   3,567,876           --   --       3,567,876
          Netherlands.....      44,034    9,953,926   --       9,997,960
          New Zealand.....          --    2,094,156   --       2,094,156
          Norway..........          --    3,444,784   --       3,444,784
          Philippines.....          --    1,675,710   --       1,675,710
          Poland..........          --    1,487,645   --       1,487,645
          Portugal........          --    1,221,956   --       1,221,956
          Russia..........     760,526      177,112   --         937,638
          Singapore.......          --    3,364,135   --       3,364,135
          South Africa....     865,420    9,069,490   --       9,934,910
          South Korea.....      18,763   18,582,422   --      18,601,185
          Spain...........          --    8,574,076   --       8,574,076
          Sweden..........      51,070   11,372,112   --      11,423,182
          Switzerland.....          --   19,842,883   --      19,842,883
          Taiwan..........          --   22,274,629   --      22,274,629
          Thailand........   3,969,256           --   --       3,969,256
          Turkey..........          --    1,008,023   --       1,008,023
          United Kingdom..      91,520   57,212,689   --      57,304,209
       Preferred Stocks
          Brazil..........   2,281,936           --   --       2,281,936
          Colombia........      58,305           --   --          58,305
          Germany.........          --      903,541   --         903,541
       Rights/Warrants
          Canada..........          --       18,903   --          18,903
          Italy...........          --        9,119   --           9,119
          Norway..........          --          917   --             917
          Taiwan..........          --        1,406   --           1,406
          Thailand........          --        2,069   --           2,069
       Securities Lending
         Collateral.......          --    2,796,664   --       2,796,664
                           ----------- ------------   --    ------------
       TOTAL.............. $60,965,797 $471,083,462   --    $532,049,259
                           =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.2%)
AUSTRALIA -- (4.4%)
    BHP Group, Ltd...................................................    487,213          $ 11,942,785                 0.3%
    Other Securities.................................................                      156,160,170                 4.2%
                                                                                          ------------                 ---
TOTAL AUSTRALIA......................................................                      168,102,955                 4.5%
                                                                                          ------------                 ---
AUSTRIA -- (0.4%)
    Other Securities.................................................                       15,631,664                 0.4%
                                                                                          ------------                 ---
BELGIUM -- (0.9%)
    Other Securities.................................................                       32,834,130                 0.9%
                                                                                          ------------                 ---
BRAZIL -- (1.8%)
    Other Securities.................................................                       66,980,639                 1.8%
                                                                                          ------------                 ---
CANADA -- (6.4%)
    Bank of Montreal, (2073174)......................................     92,353             6,833,198                 0.2%
    Royal Bank of Canada.............................................     97,391             7,855,558                 0.2%
    Other Securities.................................................                      230,882,043                 6.2%
                                                                                          ------------                 ---
TOTAL CANADA.........................................................                      245,570,799                 6.6%
                                                                                          ------------                 ---
CHILE -- (0.2%)
    Other Securities.................................................                        8,664,068                 0.2%
                                                                                          ------------                 ---
CHINA -- (7.3%)
    China Construction Bank Corp., Class H........................... 12,926,000            10,357,222                 0.3%
    China Mobile, Ltd................................................    841,000             6,834,550                 0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............    712,000             8,217,748                 0.2%
    Tencent Holdings, Ltd............................................    456,700            18,525,082                 0.5%
    Other Securities.................................................                      234,487,263                 6.3%
                                                                                          ------------                 ---
TOTAL CHINA..........................................................                      278,421,865                 7.5%
                                                                                          ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                        3,444,108                 0.1%
                                                                                          ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.................................................                        1,629,969                 0.1%
                                                                                          ------------                 ---
DENMARK -- (1.2%)
    Novo Nordisk A.S., Class B.......................................    147,009             8,083,833                 0.2%
    Other Securities.................................................                       36,386,616                 1.0%
                                                                                          ------------                 ---
TOTAL DENMARK........................................................                       44,470,449                 1.2%
                                                                                          ------------                 ---
EGYPT -- (0.0%)
    Other Securities.................................................                          311,231                 0.0%
                                                                                          ------------                 ---
FINLAND -- (1.2%)
    UPM-Kymmene Oyj..................................................    191,178             6,226,562                 0.2%
    Other Securities.................................................                       39,054,444                 1.0%
                                                                                          ------------                 ---
TOTAL FINLAND........................................................                       45,281,006                 1.2%
                                                                                          ------------                 ---

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CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
FRANCE -- (5.9%)
    Airbus SE........................................................    49,446          $  7,093,436                 0.2%
    LVMH Moet Hennessy Louis Vuitton SE..............................    23,294             9,947,833                 0.3%
    Orange SA........................................................   390,196             6,280,006                 0.2%
    Peugeot SA.......................................................   282,821             7,162,756                 0.2%
    Total SA.........................................................   307,391            16,251,207                 0.4%
    Other Securities.................................................                     178,460,065                 4.8%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     225,195,303                 6.1%
                                                                                         ------------                 ---
GERMANY -- (4.9%)
    BASF SE..........................................................    85,761             6,519,483                 0.2%
    Bayerische Motoren Werke AG......................................    76,817             5,882,238                 0.2%
    Daimler AG.......................................................   180,199            10,509,699                 0.3%
    Deutsche Telekom AG..............................................   609,489            10,724,300                 0.3%
    Other Securities.................................................                     153,643,451                 4.0%
                                                                                         ------------                 ---
TOTAL GERMANY........................................................                     187,279,171                 5.0%
                                                                                         ------------                 ---
GREECE -- (0.0%)
    Other Securities.................................................                       1,782,922                 0.1%
                                                                                         ------------                 ---
HONG KONG -- (2.1%)
    AIA Group, Ltd...................................................   926,600             9,227,285                 0.3%
    Other Securities.................................................                      70,229,710                 1.8%
                                                                                         ------------                 ---
TOTAL HONG KONG......................................................                      79,456,995                 2.1%
                                                                                         ------------                 ---
HUNGARY -- (0.1%)
    Other Securities.................................................                       3,266,308                 0.1%
                                                                                         ------------                 ---
INDIA -- (2.7%)
    Reliance Industries, Ltd.........................................   296,998             6,124,650                 0.2%
    Other Securities.................................................                      98,753,783                 2.6%
                                                                                         ------------                 ---
TOTAL INDIA..........................................................                     104,878,433                 2.8%
                                                                                         ------------                 ---
INDONESIA -- (0.6%)
    Other Securities.................................................                      21,737,420                 0.6%
                                                                                         ------------                 ---
IRELAND -- (0.5%)
    CRH P.L.C., Sponsored ADR........................................   170,078             6,207,847                 0.2%
    Other Securities.................................................                      13,704,130                 0.3%
                                                                                         ------------                 ---
TOTAL IRELAND........................................................                      19,911,977                 0.5%
                                                                                         ------------                 ---
ISRAEL -- (0.5%)
    Other Securities.................................................                      19,683,789                 0.5%
                                                                                         ------------                 ---
ITALY -- (2.2%)
    Enel SpA......................................................... 1,025,364             7,946,940                 0.2%
    Eni SpA..........................................................   410,277             6,224,306                 0.2%
    Fiat Chrysler Automobiles NV, (BRJFWP3)..........................   409,465             6,354,391                 0.2%
    Other Securities.................................................                      64,602,542                 1.7%
                                                                                         ------------                 ---
TOTAL ITALY..........................................................                      85,128,179                 2.3%
                                                                                         ------------                 ---
JAPAN -- (17.2%)
    Honda Motor Co., Ltd.............................................   259,300             7,015,096                 0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
JAPAN -- (Continued)
    SoftBank Group Corp.............................................. 273,944          $ 10,537,641                 0.3%
    Sony Corp........................................................ 104,000             6,330,391                 0.2%
    Toyota Motor Corp................................................ 316,688            21,972,093                 0.6%
    Other Securities.................................................                   610,614,709                16.4%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   656,469,930                17.7%
                                                                                       ------------                ----
MALAYSIA -- (0.6%)
    Other Securities.................................................                    23,712,591                 0.6%
                                                                                       ------------                ----
MEXICO -- (0.7%)
    Other Securities.................................................                    27,070,347                 0.7%
                                                                                       ------------                ----
NETHERLANDS -- (2.1%)
    Koninklijke Ahold Delhaize NV.................................... 384,495             9,581,630                 0.3%
    Other Securities.................................................                    70,010,990                 1.9%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    79,592,620                 2.2%
                                                                                       ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                    11,844,747                 0.3%
                                                                                       ------------                ----
NORWAY -- (0.6%)
    Other Securities.................................................                    23,252,103                 0.6%
                                                                                       ------------                ----
PERU -- (0.0%)
    Other Securities.................................................                       465,177                 0.0%
                                                                                       ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities.................................................                    11,146,274                 0.3%
                                                                                       ------------                ----
POLAND -- (0.3%)
    Other Securities.................................................                    11,013,664                 0.3%
                                                                                       ------------                ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                     6,464,735                 0.2%
                                                                                       ------------                ----
RUSSIA -- (0.3%)
    Other Securities.................................................                    12,202,753                 0.3%
                                                                                       ------------                ----
SINGAPORE -- (0.7%)
    Other Securities.................................................                    28,523,426                 0.8%
                                                                                       ------------                ----
SOUTH AFRICA -- (1.8%)
    Other Securities.................................................                    67,674,301                 1.8%
                                                                                       ------------                ----
SOUTH KOREA -- (3.5%)
    Samsung Electronics Co., Ltd..................................... 661,530            28,591,225                 0.8%
    SK Hynix, Inc....................................................  96,784             6,805,460                 0.2%
    Other Securities.................................................                    98,390,169                 2.6%
                                                                                       ------------                ----
TOTAL SOUTH KOREA....................................................                   133,786,854                 3.6%
                                                                                       ------------                ----
SPAIN -- (1.6%)
    Iberdrola S.A.................................................... 720,436             7,405,354                 0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SPAIN -- (Continued)
    Other Securities.................................................                   $   55,745,555                1.5%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                       63,150,909                1.7%
                                                                                        --------------               ----
SWEDEN -- (1.9%)
    Other Securities.................................................                       72,991,400                2.0%
                                                                                        --------------               ----
SWITZERLAND -- (4.9%)
    Nestle SA........................................................   243,456             26,045,242                0.7%
    Novartis AG......................................................   132,989             11,619,940                0.3%
    Roche Holding AG.................................................    58,789             17,692,891                0.5%
#   Swisscom AG......................................................    12,175              6,227,444                0.2%
    Other Securities.................................................                      123,999,077                3.3%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      185,584,594                5.0%
                                                                                        --------------               ----
TAIWAN -- (4.2%)
    Taiwan Semiconductor Manufacturing Co., Ltd ..................... 1,104,000             10,818,977                0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR......   134,422              6,940,208                0.2%
    Other Securities.................................................                      141,358,911                3.8%
                                                                                        --------------               ----
TOTAL TAIWAN.........................................................                      159,118,096                4.3%
                                                                                        --------------               ----
THAILAND -- (0.8%)
    Other Securities.................................................                       29,236,795                0.8%
                                                                                        --------------               ----
TURKEY -- (0.2%)
    Other Securities.................................................                        8,157,254                0.2%
                                                                                        --------------               ----
UNITED KINGDOM -- (10.6%)
    Anglo American P.L.C.............................................   412,690             10,621,440                0.3%
#   AstraZeneca P.L.C., Sponsored ADR................................   170,655              8,367,215                0.2%
    BP P.L.C., Sponsored ADR.........................................   503,098             19,072,445                0.5%
#   GlaxoSmithKline P.L.C., Sponsored ADR............................   155,405              7,117,549                0.2%
    Glencore P.L.C................................................... 2,137,585              6,452,040                0.2%
    HSBC Holdings P.L.C., Sponsored ADR..............................   326,272             12,329,819                0.3%
    Rio Tinto P.L.C., Sponsored ADR..................................   172,914              8,993,257                0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,107              9,339,373                0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   124,657              7,266,257                0.2%
    Vodafone Group P.L.C............................................. 3,043,900              6,211,746                0.2%
    Other Securities.................................................                      309,633,527                8.2%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      405,404,668               10.9%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    3,676,526,618               98.9%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Petroleo Brasileiro SA...........................................   773,384              5,860,401                0.2%
    Other Securities.................................................                       12,280,293                0.3%
                                                                                        --------------               ----
TOTAL BRAZIL.........................................................                       18,140,694                0.5%
                                                                                        --------------               ----
CHILE -- (0.0%)
    Other Securities.................................................                          279,090                0.0%
                                                                                        --------------               ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
COLOMBIA -- (0.0%)
      Other Securities.................................................                   $      558,901                 0.0%
                                                                                          --------------               -----
GERMANY -- (0.4%)
      Volkswagen AG....................................................    43,057              8,185,361                 0.2%
      Other Securities.................................................                        7,882,328                 0.2%
                                                                                          --------------               -----
TOTAL GERMANY..........................................................                       16,067,689                 0.4%
                                                                                          --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Securities.................................................                           15,422                 0.0%
                                                                                          --------------               -----
TOTAL PREFERRED STOCKS.................................................                       35,061,796                 0.9%
                                                                                          --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................                          178,104                 0.0%
                                                                                          --------------               -----
TOTAL INVESTMENT SECURITIES
      (Cost $3,531,456,757)............................................                    3,711,766,518
                                                                                          --------------
                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund............................... 9,431,751            109,134,787                 2.9%
                                                                                          --------------               -----
TOTAL INVESTMENTS--(100.0%)
      (Cost $3,640,579,419)............................................                   $3,820,901,305               102.7%
                                                                                          ==============               =====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                             ------------ ------------ -------- ------------
Common Stocks
   Australia................................................ $    834,098 $167,268,857       -- $168,102,955
   Austria..................................................           --   15,631,664       --   15,631,664
   Belgium..................................................      367,871   32,466,259       --   32,834,130
   Brazil...................................................   66,980,639           --       --   66,980,639
   Canada...................................................  244,954,081      616,718       --  245,570,799
   Chile....................................................    1,635,577    7,028,491       --    8,664,068
   China....................................................   28,894,447  249,527,418       --  278,421,865
   Colombia.................................................    3,444,108           --       --    3,444,108
   Czech Republic...........................................           --    1,629,969       --    1,629,969
   Denmark..................................................      295,096   44,175,353       --   44,470,449
   Egypt....................................................      145,075      166,156       --      311,231
   Finland..................................................           --   45,281,006       --   45,281,006
   France...................................................    1,216,367  223,978,936       --  225,195,303
   Germany..................................................    1,684,657  185,594,514       --  187,279,171
   Greece...................................................           --    1,782,922       --    1,782,922
   Hong Kong................................................       92,481   79,364,514       --   79,456,995
   Hungary..................................................           --    3,266,308       --    3,266,308
   India....................................................    1,244,509  103,633,924       --  104,878,433
   Indonesia................................................      173,280   21,564,140       --   21,737,420
   Ireland..................................................    6,207,847   13,704,130       --   19,911,977
   Israel...................................................    1,268,436   18,415,353       --   19,683,789
   Italy....................................................      577,893   84,550,286       --   85,128,179

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
   Japan.................................................... $  3,008,025 $  653,461,905       -- $  656,469,930
   Malaysia.................................................           --     23,712,591       --     23,712,591
   Mexico...................................................   27,070,124            223       --     27,070,347
   Netherlands..............................................   11,887,103     67,705,517       --     79,592,620
   New Zealand..............................................           --     11,844,747       --     11,844,747
   Norway...................................................      137,048     23,115,055       --     23,252,103
   Peru.....................................................      465,076            101       --        465,177
   Philippines..............................................      149,951     10,996,323       --     11,146,274
   Poland...................................................           --     11,013,664       --     11,013,664
   Portugal.................................................           --      6,464,735       --      6,464,735
   Russia...................................................    4,876,573      7,326,180       --     12,202,753
   Singapore................................................           --     28,523,426       --     28,523,426
   South Africa.............................................    6,824,838     60,849,463       --     67,674,301
   South Korea..............................................      893,282    132,893,572       --    133,786,854
   Spain....................................................      747,619     62,403,290       --     63,150,909
   Sweden...................................................       83,176     72,908,224       --     72,991,400
   Switzerland..............................................    4,453,239    181,131,355       --    185,584,594
   Taiwan...................................................    7,138,680    151,979,416       --    159,118,096
   Thailand.................................................   29,236,795             --       --     29,236,795
   Turkey...................................................       13,128      8,144,126       --      8,157,254
   United Kingdom...........................................   95,683,267    309,721,401       --    405,404,668
Preferred Stocks
   Brazil...................................................   18,140,694             --       --     18,140,694
   Chile....................................................           --        279,090       --        279,090
   Colombia.................................................      558,901             --       --        558,901
   Germany..................................................           --     16,067,689       --     16,067,689
   United Kingdom...........................................           --         15,422       --         15,422
Rights/Warrants
   Canada...................................................           --         24,701       --         24,701
   Indonesia................................................           --          7,708       --          7,708
   Italy....................................................           --         27,299       --         27,299
   Norway...................................................           --          2,336       --          2,336
   Spain....................................................           --         35,671       --         35,671
   Sweden...................................................           --             88       --             88
   Taiwan...................................................           --         10,291       --         10,291
   Thailand.................................................           --          2,879       --          2,879
   Turkey...................................................           --         67,131       --         67,131
Securities Lending Collateral...............................           --    109,134,787       --    109,134,787
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $571,383,981 $3,249,517,324       -- $3,820,901,305
                                                             ============ ============== ======== ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                    SHARES      VALUE+
                                                                  ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................... 19,460,024 $480,857,199
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc................................ 22,636,475  298,575,095
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc................................  4,860,675  100,081,299
                                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $759,450,452)............................................            $879,513,593
                                                                             ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund,
  1.752% (Cost $54,514)..........................................     54,514       54,514
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $759,504,966)............................................            $879,568,107
                                                                             ============

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                             ------------ ------- ------- ------------
Affiliated Investment Companies............................. $879,513,593   --      --    $879,513,593
Temporary Cash Investments..................................       54,514   --      --          54,514
                                                             ------------   --      --    ------------
TOTAL....................................................... $879,568,107   --      --    $879,568,107
                                                             ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               SHARES      VALUE+
                                                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc............ 8,237,784 $186,668,174
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc..... 9,047,935  119,342,269
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.. 3,111,461   64,064,978
                                                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $292,044,491)........................................................................           $370,075,421
                                                                                                        ============

As of October 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                                EXCHANGE
                                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- -------------------- ---------------------------------------  ---------- --------------
USD        908,921  NOK        8,310,000 State Street Bank and Trust               11/05/19    $   5,274
USD        455,628  NZD          710,389 UBS AG                                    11/20/19           37
USD        799,688  ILS        2,798,980 Barclays Capital                          12/04/19        4,354
                                                                                               ---------
TOTAL APPRECIATION                                                                             $   9,665

USD      1,028,754  SGD        1,424,000 State Street Bank and Trust               11/05/19    $ (17,966)
USD      6,620,835  AUD        9,791,718 State Street Bank and Trust               11/08/19     (129,868)
USD                 HKD                  Australia and New Zealand Banking Group                  (8,013)
        10,751,729            84,315,271   Ltd.                                    11/08/19
USD      2,634,033  SEK       25,902,000 Bank of America Corp.                     01/02/20      (58,195)
USD      6,436,180  CAD        8,513,000 Citibank, N.A.                            01/02/20      (29,815)
USD      1,709,025  DKK       11,396,677 State Street Bank and Trust               01/16/20       (2,216)
USD      6,938,758  CHF        6,816,628 State Street Bank and Trust               01/22/20      (15,243)
USD     16,067,017  GBP       12,438,609 State Street Bank and Trust               01/22/20      (87,996)
USD     30,080,454  EUR       26,841,855 Barclays Capital                          01/22/20      (22,895)
USD     25,410,483  JPY    2,742,314,801 State Street Bank and Trust               01/23/20     (121,361)
                                                                                               ---------
TOTAL (DEPRECIATION)                                                                           $(493,568)
                                                                                               ---------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                 $(483,903)
                                                                                               =========

As of October 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    37      12/20/19  $5,564,167 $5,616,230    $52,063
                                                                        ---------- ----------    -------
TOTAL FUTURES CONTRACTS...........................                      $5,564,167 $5,616,230    $52,063
                                                                        ========== ==========    =======

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                                                   ------------ ---------  -------- ------------
Affiliated Investment Companies................... $370,075,421        --        -- $370,075,421
Forward Currency Contracts**......................           -- $(483,903)       --     (483,903)
Futures Contracts**...............................       52,063        --        --       52,063
                                                   ------------ ---------  -------- ------------
TOTAL............................................. $370,127,484 $(483,903)       -- $369,643,581
                                                   ============ =========  ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company............. $5,967,457,700
                                                                                           --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $5,967,457,700
                                                                                           ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company... $6,425,658,356
                                                                                           --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $6,425,658,356
                                                                                           ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                               VALUE+
                                                                                           ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund..................................... $17,191,982,300
                                                                                           ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................................... $17,191,982,300
                                                                                           ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.4%)
BRAZIL -- (7.8%)
#   Ambev SA, ADR....................................................  16,187,015         $   69,766,035                0.3%
    B3 SA - Brasil Bolsa Balcao......................................   5,891,987             71,077,006                0.3%
    Banco Bradesco SA, ADR...........................................  12,110,773            106,090,374                0.4%
    JBS SA...........................................................  10,406,375             73,406,395                0.3%
    Lojas Renner SA..................................................   5,750,796             72,772,197                0.3%
    Petroleo Brasileiro SA...........................................  19,448,656            158,576,500                0.6%
    Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)............   4,065,689             61,351,247                0.2%
*   Vale SA..........................................................  20,424,690            240,380,346                0.8%
    Other Securities.................................................                      1,411,222,938                4.7%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      2,264,643,038                7.9%
                                                                                          --------------               ----
CHILE -- (1.1%)
    Other Securities.................................................                        306,381,272                1.1%
                                                                                          --------------               ----
CHINA -- (16.8%)
*   Alibaba Group Holding, Ltd., Sponsored ADR.......................   1,367,252            241,552,411                0.9%
    Bank of China, Ltd., Class H..................................... 152,808,702             62,313,060                0.2%
    China Construction Bank Corp., Class H........................... 226,157,302            181,213,158                0.6%
    China Mobile, Ltd................................................  13,173,000            107,052,952                0.4%
    China Mobile, Ltd., Sponsored ADR................................   2,006,206             81,010,598                0.3%
    CNOOC, Ltd.......................................................  45,385,000             67,544,217                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 171,010,725            122,510,914                0.4%
    NetEase, Inc., ADR...............................................     262,311             74,984,222                0.3%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  17,442,500            201,317,504                0.7%
    Tencent Holdings, Ltd............................................  11,743,400            476,346,515                1.7%
    Other Securities.................................................                      3,261,644,373               11.2%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      4,877,489,924               17.0%
                                                                                          --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                        109,459,510                0.4%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.1%)
    Other Securities.................................................                         45,214,007                0.2%
                                                                                          --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         21,260,793                0.1%
                                                                                          --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                         76,210,137                0.3%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Security...................................................                          2,529,869                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.4%)
    Other Securities.................................................                        114,037,762                0.4%
                                                                                          --------------               ----
INDIA -- (12.2%)
    Bharti Airtel, Ltd...............................................  14,518,240             76,338,735                0.3%
    HDFC Bank Ltd....................................................   5,989,118            103,739,618                0.4%
    Hindustan Unilever, Ltd..........................................   2,140,531             65,763,066                0.2%
    Housing Development Finance Corp., Ltd...........................   3,498,747            105,255,759                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Infosys, Ltd.....................................................  12,734,298         $  122,701,295                0.4%
    Infosys, Ltd., Sponsored ADR.....................................   7,416,008             71,119,517                0.3%
    Reliance Industries, Ltd.........................................  11,554,051            238,265,994                0.9%
    Tata Consultancy Services, Ltd...................................   3,896,968            125,021,445                0.5%
    Other Securities.................................................                      2,627,743,529                9.0%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      3,535,948,958               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.7%)
    Bank Central Asia Tbk PT.........................................  27,776,800             62,173,567                0.2%
    Bank Rakyat Indonesia Persero Tbk PT............................. 281,291,900             84,284,958                0.3%
    Other Securities.................................................                        642,892,564                2.3%
                                                                                          --------------               ----
TOTAL INDONESIA......................................................                        789,351,089                2.8%
                                                                                          --------------               ----
MALAYSIA -- (2.8%)
    Other Securities.................................................                        806,049,962                2.8%
                                                                                          --------------               ----
MEXICO -- (3.0%)
#   America Movil S.A.B. de C.V., Sponsored ADR, Class L.............   4,109,882             64,977,234                0.2%
    Grupo Financiero Banorte S.A.B. de C.V...........................  12,263,023             67,050,903                0.2%
    Grupo Mexico S.A.B. de C.V., Class B.............................  24,911,849             65,774,585                0.2%
    Other Securities.................................................                        670,074,179                2.4%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        867,876,901                3.0%
                                                                                          --------------               ----
NETHERLANDS -- (0.1%)
    Other Security...................................................                         16,227,013                0.1%
                                                                                          --------------               ----
PERU -- (0.1%)
    Other Securities.................................................                         38,321,685                0.1%
                                                                                          --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                        354,124,590                1.2%
                                                                                          --------------               ----
POLAND -- (1.3%)
    Other Securities.................................................                        377,155,424                1.3%
                                                                                          --------------               ----
RUSSIA -- (1.7%)
    Lukoil PJSC, Sponsored ADR.......................................     868,336             80,019,788                0.3%
    Sberbank of Russia PJSC, Sponsored ADR...........................   7,703,042            113,437,292                0.4%
    Other Securities.................................................                        303,833,069                1.0%
                                                                                          --------------               ----
TOTAL RUSSIA.........................................................                        497,290,149                1.7%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.4%)
    Absa Group, Ltd..................................................   7,398,117             75,875,670                0.3%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................   4,151,296             91,660,616                0.3%
    FirstRand, Ltd...................................................  24,463,490            105,755,190                0.4%
    Gold Fields, Ltd., Sponsored ADR.................................  10,013,640             61,884,295                0.2%
#   MTN Group, Ltd...................................................  15,515,059             96,031,720                0.3%
    Naspers, Ltd., Class N...........................................     671,488             95,021,253                0.3%
#   Sanlam, Ltd......................................................  12,134,426             63,861,561                0.2%
    Standard Bank Group, Ltd.........................................   9,354,999            107,397,689                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SOUTH AFRICA -- (Continued)
     Other Securities........................................                    $ 1,159,179,084               4.1%
                                                                                 ---------------              ----
TOTAL SOUTH AFRICA...........................................                      1,856,667,078               6.5%
                                                                                 ---------------              ----
SOUTH KOREA -- (15.5%)
     Samsung Electronics Co., Ltd............................ 29,166,210           1,260,559,118               4.4%
     SK Hynix, Inc...........................................  3,591,293             252,525,216               0.9%
     Other Securities........................................                      2,986,987,392              10.4%
                                                                                 ---------------              ----
TOTAL SOUTH KOREA............................................                      4,500,071,726              15.7%
                                                                                 ---------------              ----
SPAIN -- (0.0%)
     Other Securities........................................                         15,053,435               0.1%
                                                                                 ---------------              ----
TAIWAN -- (16.9%)
     Hon Hai Precision Industry Co., Ltd..................... 36,059,403              95,236,584               0.4%
     Taiwan Semiconductor Manufacturing Co., Ltd............. 41,439,652             406,100,219               1.4%
     Taiwan Semiconductor Manufacturing Co., Ltd.,...........
     Sponsored ADR........................................... 10,833,721             559,345,015               2.0%
     Other Securities........................................                      3,833,189,769              13.3%
                                                                                 ---------------              ----
TOTAL TAIWAN.................................................                      4,893,871,587              17.1%
                                                                                 ---------------              ----
THAILAND -- (3.5%)
     PTT PCL................................................. 72,022,800             107,932,827               0.4%
     Other Securities........................................                        904,844,963               3.1%
                                                                                 ---------------              ----
TOTAL THAILAND...............................................                      1,012,777,790               3.5%
                                                                                 ---------------              ----
TURKEY -- (1.0%)
     Other Securities........................................                        291,862,474               1.0%
                                                                                 ---------------              ----
UNITED KINGDOM -- (0.0%)
     Other Securities........................................                          3,022,025               0.0%
                                                                                 ---------------              ----
TOTAL COMMON STOCKS..........................................                     27,672,898,198              96.7%
                                                                                 ---------------              ----
PREFERRED STOCKS -- (2.3%)

BRAZIL -- (2.2%)
     Banco Bradesco SA.......................................  7,287,556              63,908,077               0.2%
     Itau Unibanco Holding SA................................ 16,854,817             152,262,815               0.5%
     Petroleo Brasileiro SA.................................. 28,735,931             217,749,643               0.8%
     Other Securities........................................                        204,636,413               0.7%
                                                                                 ---------------              ----
TOTAL BRAZIL.................................................                        638,556,948               2.2%
                                                                                 ---------------              ----
CHILE -- (0.0%)
     Other Securities........................................                          6,678,030               0.0%
                                                                                 ---------------              ----
COLOMBIA -- (0.1%)
     Other Securities........................................                         20,740,487               0.1%
                                                                                 ---------------              ----
SOUTH KOREA -- (0.0%)
     Other Security..........................................                            778,308               0.0%
                                                                                 ---------------              ----
TOTAL PREFERRED STOCKS.......................................                        666,753,773               2.3%
                                                                                 ---------------              ----

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                    $     1,751,164                0.0%
                                                                            ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $25,123,238,416)................................                     28,341,403,135
                                                                            ---------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund................ 58,203,851             673,476,754                2.4%
                                                                            ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $25,796,623,326)................................                    $29,014,879,889              101.4%
                                                                            ===============              =====

As of October 31, 2019, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                  UNREALIZED
                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
 DESCRIPTION     CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
 -----------     --------- ---------- ------------ ------------ --------------
 LONG POSITION
   CONTRACTS:
 MSCI Emerging
   Markets
   Index(R).....     650    12/20/19  $ 33,538,198 $ 33,845,500   $  307,302
 S&P 500(R)
   Emini Index..   1,208    12/20/19   178,907,577  183,362,320    4,454,743
                                      ------------ ------------   ----------
 TOTAL FUTURES
   CONTRACTS....                      $212,445,775 $217,207,820   $4,762,045
                                      ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- -------- --------------
Common Stocks
   Brazil................................................... $2,264,643,038             --       -- $2,264,643,038
   Chile....................................................    104,561,353 $  201,819,919       --    306,381,272
   China....................................................    827,980,485  4,049,509,439       --  4,877,489,924
   Colombia.................................................    109,459,510             --       --    109,459,510
   Czech Republic...........................................             --     45,214,007       --     45,214,007
   Egypt....................................................      2,306,169     18,954,624       --     21,260,793
   Greece...................................................             --     76,210,137       --     76,210,137
   Hong Kong................................................             --      2,529,869       --      2,529,869
   Hungary..................................................        275,437    113,762,325       --    114,037,762
   India....................................................    143,257,849  3,392,691,109       --  3,535,948,958
   Indonesia................................................     27,397,447    761,953,642       --    789,351,089
   Malaysia.................................................         37,402    806,012,560       --    806,049,962
   Mexico...................................................    867,852,269         24,632       --    867,876,901
   Netherlands..............................................     16,227,013             --       --     16,227,013
   Peru.....................................................     38,320,052          1,633       --     38,321,685
   Philippines..............................................      5,914,412    348,210,178       --    354,124,590
   Poland...................................................             --    377,155,424       --    377,155,424
   Russia...................................................     73,492,969    423,797,180       --    497,290,149
   South Africa.............................................    206,031,737  1,650,635,341       --  1,856,667,078
   South Korea..............................................     83,305,478  4,416,766,248       --  4,500,071,726
   Spain....................................................     15,053,435             --       --     15,053,435
   Taiwan...................................................    586,032,638  4,307,838,949       --  4,893,871,587
   Thailand.................................................  1,012,755,175         22,615       --  1,012,777,790

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             -------------- --------------- -------- ---------------
   Turkey................................................... $    1,594,653 $   290,267,821       -- $   291,862,474
   United Kingdom...........................................             --       3,022,025       --       3,022,025
Preferred Stocks
   Brazil...................................................    638,556,948              --       --     638,556,948
   Chile....................................................             --       6,678,030       --       6,678,030
   Colombia.................................................     20,740,487              --       --      20,740,487
   South Korea..............................................        778,308              --       --         778,308
Rights/Warrants
   Indonesia................................................             --          88,248       --          88,248
   Malaysia.................................................             --          10,031       --          10,031
   South Korea..............................................             --          33,872       --          33,872
   Taiwan...................................................             --         323,613       --         323,613
   Thailand.................................................             --          89,190       --          89,190
   Turkey...................................................             --       1,206,210       --       1,206,210
Securities Lending Collateral...............................             --     673,476,754       --     673,476,754
Futures Contracts**.........................................      4,762,045              --       --       4,762,045
                                                             -------------- --------------- -------- ---------------
TOTAL....................................................... $7,051,336,309 $21,968,305,625       -- $29,019,641,934
                                                             ============== =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (98.3%)
BRAZIL -- (8.7%)
    Banco BTG Pactual SA.............................................  32,029           $   518,789                 0.5%
    Cia Brasileira de Distribuicao...................................  18,959               390,935                 0.3%
    Cielo SA......................................................... 180,600               340,440                 0.3%
    Cogna Educacao................................................... 235,217               567,148                 0.5%
    Cosan SA.........................................................  25,281               364,291                 0.3%
    Embraer SA.......................................................  74,866               327,241                 0.3%
#   Gerdau SA, Sponsored ADR......................................... 121,953               401,225                 0.4%
    Hypera SA........................................................  59,200               506,606                 0.4%
    Qualicorp Consultoria e Corretora de Seguros SA..................  48,300               384,184                 0.3%
    Sul America SA...................................................  54,300               653,821                 0.6%
    Ultrapar Participacoes SA........................................ 112,852               530,986                 0.5%
    Other Securities.................................................                     4,880,401                 4.2%
                                                                                        -----------                ----
TOTAL BRAZIL.........................................................                     9,866,067                 8.6%
                                                                                        -----------                ----
CHILE -- (0.7%)
    Other Securities.................................................                       760,344                 0.7%
                                                                                        -----------                ----
CHINA -- (18.1%)
    Brilliance China Automotive Holdings, Ltd........................ 304,000               335,243                 0.3%
    China Jinmao Holdings Group, Ltd................................. 604,000               401,551                 0.4%
    China National Building Material Co., Ltd., Class H.............. 444,000               374,214                 0.3%
    China Taiping Insurance Holdings Co., Ltd........................ 177,000               397,914                 0.4%
    Kunlun Energy Co., Ltd........................................... 372,000               346,234                 0.3%
*   Semiconductor Manufacturing International Corp................... 345,500               438,871                 0.4%
    Shimao Property Holdings, Ltd.................................... 133,000               445,561                 0.4%
    Sinopharm Group Co., Ltd., Class H...............................  97,200               348,097                 0.3%
*   Vipshop Holdings, Ltd., ADR......................................  53,520               617,621                 0.5%
*   YY, Inc., ADR....................................................   6,115               347,577                 0.3%
    Other Securities.................................................                    16,501,197                14.4%
                                                                                        -----------                ----
TOTAL CHINA..........................................................                    20,554,080                18.0%
                                                                                        -----------                ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                       481,171                 0.4%
                                                                                        -----------                ----
GREECE -- (0.4%)
    Other Securities.................................................                       505,523                 0.4%
                                                                                        -----------                ----
INDIA -- (12.6%)
    Dr Reddy's Laboratories, Ltd.....................................   8,737               343,621                 0.3%
    Hindalco Industries, Ltd......................................... 129,158               340,609                 0.3%
    Lupin, Ltd.......................................................  30,254               317,395                 0.3%
    Petronet LNG, Ltd................................................  90,689               365,436                 0.3%
    Shriram Transport Finance Co., Ltd...............................  25,076               402,432                 0.4%
*   Tata Motors, Ltd................................................. 146,823               363,257                 0.3%
    Other Securities.................................................                    12,133,694                10.6%
                                                                                        -----------                ----
TOTAL INDIA..........................................................                    14,266,444                12.5%
                                                                                        -----------                ----
INDONESIA -- (2.7%)
    Other Securities.................................................                     3,120,644                 2.7%
                                                                                        -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
MALAYSIA -- (3.1%)
    Other Securities.................................................                     $ 3,571,541                 3.1%
                                                                                          -----------                ----
MEXICO -- (3.1%)
#   Alfa S.A.B. de C.V., Class A.....................................   422,273               367,471                 0.3%
    Cemex S.A.B. de C.V.............................................. 1,265,619               475,680                 0.4%
#   Grupo Televisa S.A.B.............................................   185,379               409,662                 0.4%
    Other Securities.................................................                       2,258,109                 2.0%
                                                                                          -----------                ----
TOTAL MEXICO.........................................................                       3,510,922                 3.1%
                                                                                          -----------                ----
PHILIPPINES -- (1.4%)
    Other Securities.................................................                       1,563,750                 1.4%
                                                                                          -----------                ----
POLAND -- (1.2%)
    Other Securities.................................................                       1,321,525                 1.1%
                                                                                          -----------                ----
RUSSIA -- (0.9%)
    Other Securities.................................................                         991,677                 0.9%
                                                                                          -----------                ----
SOUTH AFRICA -- (7.1%)
    AngloGold Ashanti, Ltd...........................................    25,079               554,705                 0.5%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................    22,300               492,384                 0.4%
    Bidvest Group, Ltd. (The)........................................    29,884               407,942                 0.4%
    Exxaro Resources, Ltd............................................    43,210               353,267                 0.3%
    Gold Fields, Ltd.................................................    66,459               412,736                 0.4%
    Gold Fields, Ltd., Sponsored ADR.................................    91,296               564,209                 0.5%
*   Sibanye Gold, Ltd................................................   299,636               578,506                 0.5%
    Other Securities.................................................                       4,697,207                 4.0%
                                                                                          -----------                ----
TOTAL SOUTH AFRICA...................................................                       8,060,956                 7.0%
                                                                                          -----------                ----
SOUTH KOREA -- (15.1%)
    Daelim Industrial Co., Ltd.......................................     4,669               362,919                 0.3%
    DB Insurance Co., Ltd............................................     8,076               350,140                 0.3%
    E-MART, Inc......................................................     3,458               330,770                 0.3%
    GS Holdings Corp.................................................     8,154               347,501                 0.3%
    Hankook Tire & Technology Co., Ltd...............................    11,828               315,395                 0.3%
    Korea Investment Holdings Co., Ltd...............................     7,037               408,811                 0.4%
    Mirae Asset Daewoo Co., Ltd......................................    59,555               365,128                 0.3%
    Other Securities.................................................                      14,640,307                12.8%
                                                                                          -----------                ----
TOTAL SOUTH KOREA....................................................                      17,120,971                15.0%
                                                                                          -----------                ----
TAIWAN -- (18.2%)
    Compal Electronics, Inc..........................................   690,000               411,908                 0.4%
    Lite-On Technology Corp..........................................   333,000               548,725                 0.5%
    Powertech Technology, Inc........................................   113,000               356,181                 0.3%
    Taiwan Business Bank.............................................   810,600               341,715                 0.3%
    Unimicron Technology Corp........................................   207,000               318,073                 0.3%
    Wistron Corp.....................................................   452,000               414,394                 0.4%
    Other Securities.................................................                      18,312,928                15.9%
                                                                                          -----------                ----
TOTAL TAIWAN.........................................................                      20,703,924                18.1%
                                                                                          -----------                ----
THAILAND -- (3.8%)
    Other Securities.................................................                       4,329,582                 3.8%
                                                                                          -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                         SHARES VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ------ ------------------------------- ---------------
TURKEY -- (0.8%)
      Other Securities..................................                 $    964,104                 0.8%
                                                                         ------------                ----
TOTAL COMMON STOCKS.....................................                  111,693,225                97.6%
                                                                         ------------                ----
PREFERRED STOCKS -- (1.1%)

BRAZIL -- (1.1%)
      Other Securities..................................                    1,209,076                 1.1%
                                                                         ------------                ----
COLOMBIA -- (0.0%)
      Other Security....................................                       38,101                 0.0%
                                                                         ------------                ----
TOTAL PREFERRED STOCKS..................................                    1,247,177                 1.1%
                                                                         ------------                ----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                        2,311                 0.0%
                                                                         ------------                ----
TOTAL INVESTMENT SECURITIES
  (Cost $113,162,913)...................................                  112,942,713
                                                                         ------------

                                                                            VALUE+
                                                                -------------------------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund................ 56,948               658,951                 0.6%
                                                                         ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $113,821,807)...................................                 $113,601,664                99.3%
                                                                         ============                ====

Summary of the Portfolio's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                              LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ---------- ----------- -------- -----------
Common Stocks
   Brazil................................................... $9,866,067          --       -- $ 9,866,067
   Chile....................................................         -- $   760,344       --     760,344
   China....................................................  1,614,511  18,939,569       --  20,554,080
   Colombia.................................................    481,171          --       --     481,171
   Greece...................................................         --     505,523       --     505,523
   India....................................................     92,362  14,174,082       --  14,266,444
   Indonesia................................................         --   3,120,644       --   3,120,644
   Malaysia.................................................         --   3,571,541       --   3,571,541
   Mexico...................................................  3,510,922          --       --   3,510,922
   Philippines..............................................         --   1,563,750       --   1,563,750
   Poland...................................................         --   1,321,525       --   1,321,525
   Russia...................................................    868,104     123,573       --     991,677
   South Africa.............................................  1,115,450   6,945,506       --   8,060,956
   South Korea..............................................     35,016  17,085,955       --  17,120,971
   Taiwan...................................................         --  20,703,924       --  20,703,924
   Thailand.................................................  4,329,582          --       --   4,329,582
   Turkey...................................................         --     964,104       --     964,104
Preferred Stocks
   Brazil...................................................  1,209,076          --       --   1,209,076
   Colombia.................................................     38,101          --       --      38,101

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ----------- ----------- -------- ------------
Rights/Warrants
   Taiwan...................................................          -- $       604       -- $        604
   Thailand.................................................          --       1,707       --        1,707
Securities Lending Collateral...............................          --     658,951       --      658,951
                                                             ----------- ----------- -------- ------------
TOTAL....................................................... $23,160,362 $90,441,302       -- $113,601,664
                                                             =========== =========== ======== ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                             INTERNATIONAL
                                                                    LARGE CAP    INTERNATIONAL  GLOBAL SMALL     SMALL
                                                                  INTERNATIONAL   CORE EQUITY     COMPANY       COMPANY
                                                                   PORTFOLIO*     PORTFOLIO*     PORTFOLIO     PORTFOLIO
                                                                  -------------- -------------- ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..........             --             -- $     41,312 $   12,632,575
Investment Securities at Value (including $189,297,
  $1,644,660, $0 and $0 of securities on loan, respectively)..... $    5,290,442 $   30,223,165           --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $181,235, $1,353,377, $0 and $0)......        181,249      1,353,511           --             --
Segregated Cash for Futures Contracts............................          1,756          9,148           --          4,441
Foreign Currencies at Value......................................         20,182        177,035           --             --
Cash.............................................................         27,368         99,910           --        119,937
Receivables:
   Investment Securities Sold....................................             --         32,667           --             --
   Dividends, Interest and Tax Reclaims..........................         18,480        102,762           --             --
   Securities Lending Income.....................................            150          2,445           --             --
   Fund Shares Sold..............................................          3,047         16,453           --          3,815
   Due from Advisor..............................................             --             --            2             --
   Futures Margin Variation......................................             --            270           --             --
Prepaid Expenses and Other Assets................................             34            252            9             60
                                                                  -------------- -------------- ------------ --------------
       Total Assets..............................................      5,542,708     32,017,618       41,323     12,760,828
                                                                  -------------- -------------- ------------ --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................        181,215      1,353,429           --             --
   Investment Securities Purchased...............................          1,039          7,433           --             --
   Fund Shares Redeemed..........................................          2,338         89,036           26          5,279
   Due to Advisor................................................            885          5,282           --          4,205
   Futures Margin Variation......................................            156             --           --            424
Unrealized Loss on Foreign Currency Contracts....................              1              6           --             --
Accrued Expenses and Other Liabilities...........................            599          3,005           11            810
                                                                  -------------- -------------- ------------ --------------
       Total Liabilities.........................................        186,233      1,458,191           37         10,718
                                                                  -------------- -------------- ------------ --------------
NET ASSETS....................................................... $    5,356,475 $   30,559,427 $     41,286 $   12,750,110
                                                                  ============== ============== ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $5,356,475;
  $30,559,427; $41,286 and $12,750,110 and shares
  outstanding of 235,175,619, 2,317,232,653, 3,728,140 and
  700,276,371, respectively...................................... $        22.78 $        13.19 $      11.07 $        18.21
                                                                  ============== ============== ============ ==============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000  7,000,000,000  100,000,000  3,000,000,000
                                                                  ============== ============== ============ ==============
Investments in Affiliated Investment Companies at Cost........... $           -- $           -- $     41,295            N/A
                                                                  ============== ============== ============ ==============
Investment Securities at Cost.................................... $    4,479,992 $   27,378,140          N/A            N/A
                                                                  ============== ============== ============ ==============
Foreign Currencies at Cost....................................... $       19,894 $      172,941 $         -- $           --
                                                                  ============== ============== ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    4,662,469 $   28,260,955 $     40,743 $   11,684,308
Total Distributable Earnings (Loss)..............................        694,006      2,298,472          543      1,065,802
                                                                  -------------- -------------- ------------ --------------
NET ASSETS....................................................... $    5,356,475 $   30,559,427 $     41,286 $   12,750,110
                                                                  ============== ============== ============ ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                          ASIA PACIFIC                   CONTINENTAL
                                                          JAPANESE SMALL     SMALL       UNITED KINGDOM     SMALL
                                                             COMPANY        COMPANY      SMALL COMPANY     COMPANY
                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                          -------------- --------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.. $      640,406 $      340,930  $       27,652 $      657,534
Receivables:
   Fund Shares Sold......................................            260              1              --             31
   Due from Advisor......................................             --             --               1             --
Prepaid Expenses and Other Assets........................             10              8               8             12
                                                          -------------- --------------  -------------- --------------
       Total Assets......................................        640,676        340,939          27,661        657,577
                                                          -------------- --------------  -------------- --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..................................            362            151           1,107            221
   Due to Advisor........................................            211            114              --            216
Accrued Expenses and Other Liabilities...................             35             25              14             35
                                                          -------------- --------------  -------------- --------------
       Total Liabilities.................................            608            290           1,121            472
                                                          -------------- --------------  -------------- --------------
NET ASSETS............................................... $      640,068 $      340,649  $       26,540 $      657,105
                                                          ============== ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $640,068; $340,649; $26,540 and $657,105 and shares
  outstanding of 25,713,378, 16,135,122, 952,845 and
  26,449,376, respectively............................... $        24.89 $        21.11  $        27.85 $        24.84
                                                          ============== ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED..............................  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
                                                          ============== ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $      562,174 $      371,127  $       23,134 $      608,546
Total Distributable Earnings (Loss)......................         77,894        (30,478)          3,406         48,559
                                                          -------------- --------------  -------------- --------------
NET ASSETS............................................... $      640,068 $      340,649  $       26,540 $      657,105
                                                          ============== ==============  ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA
                                                             INTERNATIONAL                          DFA
                                                              REAL ESTATE    DFA GLOBAL REAL   INTERNATIONAL  INTERNATIONAL
                                                              SECURITIES    ESTATE SECURITIES SMALL CAP VALUE VECTOR EQUITY
                                                              PORTFOLIO*       PORTFOLIO*       PORTFOLIO*     PORTFOLIO*
                                                             -------------- ----------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --  $    4,612,868               --              --
Investment Securities at Value (including $205,083,
  $107,733, $973,327 and $166,681 of securities on loan,
  respectively)............................................. $    6,219,912       4,637,223   $   13,143,082  $    2,559,728
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $186,376, $111,139, $793,279 and
  $132,694).................................................        186,393         111,152          793,359         132,707
Segregated Cash for Futures Contracts.......................          1,758              --            4,712              --
Foreign Currencies at Value.................................         45,533              --          126,105           6,119
Cash........................................................         10,468          23,303            5,473             840
Receivables:
   Investment Securities Sold...............................              5              --          121,593           3,418
   Dividends, Interest and Tax Reclaims.....................         25,187           2,443           51,919          10,453
   Securities Lending Income................................            282              36            2,181             287
   Fund Shares Sold.........................................            621           8,676            3,741           1,350
Unrealized Gain on Foreign Currency Contracts...............             --              --                3               5
Prepaid Expenses and Other Assets...........................             16              68               65              34
                                                             --------------  --------------   --------------  --------------
       Total Assets.........................................      6,490,175       9,395,769       14,252,233       2,714,941
                                                             --------------  --------------   --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        186,403         111,169          793,301         132,695
   Investment Securities Purchased..........................          1,565          10,033           13,936           1,590
   Fund Shares Redeemed.....................................          2,215           4,618            7,506           1,239
   Due to Advisor...........................................          1,315             546            7,225             973
   Futures Margin Variation.................................            168              --              449              --
Unrealized Loss on Foreign Currency Contracts...............             --              --               12              --
Accrued Expenses and Other Liabilities......................            546             392            1,720             310
                                                             --------------  --------------   --------------  --------------
       Total Liabilities....................................        192,212         126,758          824,149         136,807
                                                             --------------  --------------   --------------  --------------
NET ASSETS.................................................. $    6,297,963  $    9,269,011   $   13,428,084  $    2,578,134
                                                             ==============  ==============   ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $6,297,963; $9,269,011; $13,428,084 and $2,578,134 and
  shares outstanding of 1,123,330,586, 729,488,970,
  722,707,266 and 221,904,316, respectively................. $         5.61  $        12.71   $        18.58  $        11.62
                                                             ==============  ==============   ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  4,000,000,000   3,000,000,000    4,600,000,000   1,500,000,000
                                                             ==============  ==============   ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $    3,515,231   $           --  $           --
                                                             ==============  ==============   ==============  ==============
Investment Securities at Cost............................... $    5,203,359  $    3,745,148   $   12,655,097  $    2,315,742
                                                             ==============  ==============   ==============  ==============
Foreign Currencies at Cost.................................. $       45,629  $           --   $      124,678  $        6,122
                                                             ==============  ==============   ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,971,808  $    7,185,927   $   12,783,732  $    2,364,495
Total Distributable Earnings (Loss).........................        326,155       2,083,084          644,352         213,639
                                                             --------------  --------------   --------------  --------------
NET ASSETS.................................................. $    6,297,963  $    9,269,011   $   13,428,084  $    2,578,134
                                                             ==============  ==============   ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                INTERNATIONAL
                                                                HIGH RELATIVE                 WORLD EX U.S.   WORLD EX U.S.
                                                                PROFITABILITY  WORLD EX U.S.  TARGETED VALUE   CORE EQUITY
                                                                 PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*     PORTFOLIO*
                                                                ------------- --------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........           --  $      302,106              --              --
Investment Securities at Value (including $28,620, $0, $6,012
  and $159,863 of securities on loan, respectively)............ $    653,415              --  $      529,252  $    3,711,766
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $25,968, $0, $2,796 and
  $109,123)....................................................       25,970              --           2,797         109,135
Foreign Currencies at Value....................................          279              --           1,079           6,144
Cash...........................................................        2,093              79             461           3,558
Receivables:
   Investment Securities Sold..................................           --              --           1,070          11,812
   Dividends, Interest and Tax Reclaims........................        1,638              --           1,778          11,030
   Securities Lending Income...................................           12              --              32             302
   Fund Shares Sold............................................        1,439             273             145           2,177
Unrealized Gain on Foreign Currency Contracts..................           --              --              --               8
Prepaid Expenses and Other Assets..............................           31              16              26              27
                                                                ------------  --------------  --------------  --------------
       Total Assets............................................      684,877         302,474         536,640       3,855,959
                                                                ------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................       25,969              --           2,797         109,133
   Investment Securities Purchased.............................          154              --              13             656
   Fund Shares Redeemed........................................          103               6             381          25,307
   Due to Advisor..............................................          108              79             258             991
Unrealized Loss on Foreign Currency Contracts..................           --              --              --              22
Accrued Expenses and Other Liabilities.........................           95              20             145             537
                                                                ------------  --------------  --------------  --------------
       Total Liabilities.......................................       26,429             105           3,594         136,646
                                                                ------------  --------------  --------------  --------------
NET ASSETS..................................................... $    658,448  $      302,369  $      533,046  $    3,719,313
                                                                ============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $658,448;
  $302,369; $533,046 and $3,719,313 and shares outstanding
  of 61,324,700, 27,565,729, 42,803,681 and 333,110,722,
  respectively................................................. $      10.74  $        10.97  $        12.45  $        11.17
                                                                ============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED....................................  500,000,000   1,000,000,000   1,000,000,000   1,500,000,000
                                                                ============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at Cost......... $         --  $      290,856  $           --  $           --
                                                                ============  ==============  ==============  ==============
Investment Securities at Cost.................................. $    618,187             N/A  $      542,408  $    3,531,456
                                                                ============  ==============  ==============  ==============
Foreign Currencies at Cost..................................... $        279  $           --  $        1,072  $        6,106
                                                                ============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $    634,269  $      292,619  $      541,035  $    3,565,973
Total Distributable Earnings (Loss)............................       24,179           9,750          (7,989)        153,340
                                                                ------------  --------------  --------------  --------------
NET ASSETS..................................................... $    658,448  $      302,369  $      533,046  $    3,719,313
                                                                ============  ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      SELECTIVELY                        EMERGING
                                                      WORLD CORE     HEDGED GLOBAL       EMERGING      MARKETS SMALL
                                                   EQUITY PORTFOLIO EQUITY PORTFOLIO MARKETS PORTFOLIO CAP PORTFOLIO
                                                   ---------------- ---------------- ----------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................  $      879,513   $      370,075   $    5,967,458   $    6,425,658
Temporary Cash Investments at Value & Cost........              55               --               --               --
Segregated Cash for Futures Contracts.............              --              233               --               --
Cash..............................................              --            6,866               --               --
Receivables:
   Fund Shares Sold...............................              32               34            6,820            3,453
   Due from Advisor...............................               6               --               --               --
Unrealized Gain on Forward Currency Contracts.....              --               10               --               --
Prepaid Expenses and Other Assets.................              12               18               28               30
                                                    --------------   --------------   --------------   --------------
       Total Assets...............................         879,618          377,236        5,974,306        6,429,141
                                                    --------------   --------------   --------------   --------------
LIABILITIES:
Payables:
   Investment Securities/Affiliated Investment
     Companies Purchased..........................              --              412               --               --
   Fund Shares Redeemed...........................              24              432            4,065            2,555
   Due to Advisor.................................              --               17            1,586            2,405
   Futures Margin Variation.......................              --               22               --               --
Unrealized Loss on Forward Currency Contracts.....              --              494               --               --
Accrued Expenses and Other Liabilities............              41               27              337              322
                                                    --------------   --------------   --------------   --------------
       Total Liabilities..........................              65            1,404            5,988            5,282
                                                    --------------   --------------   --------------   --------------
NET ASSETS........................................  $      879,553   $      375,832   $    5,968,318   $    6,423,859
                                                    ==============   ==============   ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $879,553; $375,832; $5,968,318 and
  $6,423,859 and shares outstanding of
  53,555,407, 22,720,750, 216,589,344 and
  320,090,200, respectively.......................  $        16.42   $        16.54   $        27.56   $        20.07
                                                    ==============   ==============   ==============   ==============
NUMBER OF SHARES AUTHORIZED.......................   1,000,000,000    1,000,000,000    1,500,000,000    1,500,000,000
                                                    ==============   ==============   ==============   ==============
Investments in Affiliated Investment Companies at
  Cost............................................  $      759,450   $      292,044              N/A              N/A
                                                    ==============   ==============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................  $      769,378   $      295,224   $    4,429,392   $    6,302,741
Total Distributable Earnings (Loss)...............         110,175           80,608        1,538,926          121,118
                                                    --------------   --------------   --------------   --------------
NET ASSETS........................................  $      879,553   $      375,832   $    5,968,318   $    6,423,859
                                                    ==============   ==============   ==============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        EMERGING
                                                      EMERGING         EMERGING         MARKETS
                                                    MARKETS VALUE    MARKETS CORE    TARGETED VALUE
                                                      PORTFOLIO    EQUITY PORTFOLIO*   PORTFOLIO*
                                                   --------------  ----------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $   17,191,982               --              --
Investment Securities at Value (including $0,
  $1,280,234 and $1,986 of securities on loan,
  respectively)...................................             --   $   28,341,403    $    112,943
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $0,
  $673,385 and $659)..............................             --          673,477             659
Segregated Cash for Futures Contracts.............             --            9,301              --
Foreign Currencies at Value.......................             --          146,523             324
Cash..............................................             --           81,939           1,257
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................             --           41,172               6
   Dividends and Interest.........................             --           32,573             122
   Securities Lending Income......................             --            3,936               3
   Fund Shares Sold...............................         15,363           16,016             273
Deferred Offering Costs...........................             --               --               3
Prepaid Expenses and Other Assets.................             83              211              18
                                                   --------------   --------------    ------------
       Total Assets...............................     17,207,428       29,346,551         115,608
                                                   --------------   --------------    ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............             --          673,459             659
   Investment Securities/Affiliated Investment
     Companies Purchased..........................             --           16,802             465
   Fund Shares Redeemed...........................          9,603           14,166               8
   Due to Advisor.................................          5,718           11,171              32
   Futures Margin Variation.......................             --            1,873              --
Deferred Taxes Payable............................             --            1,083              --
Accrued Expenses and Other Liabilities............          1,025            5,387              84
                                                   --------------   --------------    ------------
       Total Liabilities..........................         16,346          723,941           1,248
                                                   --------------   --------------    ------------
NET ASSETS........................................ $   17,191,082   $   28,622,610    $    114,360
                                                   ==============   ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R2 Shares -- based on net assets of
  $29,146; $0 and $0 and shares outstanding of
  1,073,054, 0 and 0, respectively................ $        27.16              N/A             N/A
                                                   ==============   ==============    ============
NUMBER OF SHARES AUTHORIZED.......................    200,000,000              N/A             N/A
                                                   ==============   ==============    ============
Institutional Class Shares -- based on net assets
  of $17,161,936; $28,622,610 and $114,360 and
  shares outstanding of 627,699,807,
  1,390,048,560 and 10,967,750, respectively...... $        27.34   $        20.59    $      10.43
                                                   ==============   ==============    ============
NUMBER OF SHARES AUTHORIZED.......................  3,000,000,000    5,000,000,000     500,000,000
                                                   ==============   ==============    ============
Investment Securities at Cost.....................            N/A   $   25,123,238    $    113,163
                                                   ==============   ==============    ============
Foreign Currencies at Cost........................ $           --   $      145,540    $        325
                                                   ==============   ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   17,762,609   $   26,505,768    $    111,249
Total Distributable Earnings (Loss)...............       (571,527)       2,116,842           3,111
                                                   --------------   --------------    ------------
NET ASSETS........................................ $   17,191,082   $   28,622,610    $    114,360
                                                   ==============   ==============    ============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                      GLOBAL   INTERNATIONAL
                                                          LARGE CAP   INTERNATIONAL   SMALL        SMALL
                                                        INTERNATIONAL  CORE EQUITY   COMPANY      COMPANY
                                                         PORTFOLIO#    PORTFOLIO#   PORTFOLIO*  PORTFOLIO*
                                                        ------------- ------------- ---------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $45 and $31,127, respectively)............          --            --     $  441     $335,908
   Income from Securities Lending......................          --            --         53       30,195
   Expenses Allocated from Affiliated Investment
     Companies.........................................          --            --        (24)     (14,583)
                                                          ---------    ----------     ------     --------
Income Distributions Received from Affiliated
  Investment Companies.................................          --            --        202           --
                                                          ---------    ----------     ------     --------
       Total Net Investment Income Allocated from
         Affiliated Investment Companies...............          --            --        672      351,520
                                                          ---------    ----------     ------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $15,728, $89,186, $0 and $0, respectively)........   $ 170,151    $  960,150         --           --
   Income from Securities Lending......................       2,827        36,579         --           --
                                                          ---------    ----------     ------     --------
          Total Fund Investment Income.................     172,978       996,729         --           --
                                                          ---------    ----------     ------     --------
FUND EXPENSES
   Investment Management Fees..........................      10,011        76,840        158       49,136
   Accounting & Transfer Agent Fees....................         809         4,507         34        1,336
   Custodian Fees......................................         503         2,846          1            8
   Filing Fees.........................................         127           781         27          215
   Shareholders' Reports...............................         219           817          8          558
   Directors'/Trustees' Fees & Expenses................          29           165         --           73
   Professional Fees...................................         145           635         --           72
   Other...............................................         151           846          1           85
                                                          ---------    ----------     ------     --------
          Total Fund Expenses..........................      11,994        87,437        229       51,483
                                                          ---------    ----------     ------     --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)..........................................          --        (2,060)      (153)          --
   Fees Paid Indirectly (Note C).......................        (413)       (2,330)        --           --
                                                          ---------    ----------     ------     --------
   Net Expenses........................................      11,581        83,047         76       51,483
                                                          ---------    ----------     ------     --------
   NET INVESTMENT INCOME (LOSS)........................     161,397       913,682        596      300,037
                                                          ---------    ----------     ------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities.............................          --            --        587           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**....................    (116,656)     (348,700)        --           --
       Affiliated Investment Companies Shares Sold.....         (11)           (2)      (342)          --
       Transactions Allocated from Affiliated
         Investment Company**..........................          --            --       (416)     313,315
       Futures.........................................         815        12,437          7         (626)
       Foreign Currency Transactions...................        (892)       (5,912)        --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency......     461,700     1,567,492       (357)          --
       Affiliated Investment Companies Shares..........          25           111        271           --
       Transactions Allocated from Affiliated
         Investment Company............................          --            --      1,280      135,389
       Futures.........................................       3,123        13,424         --        7,881
       Translation of Foreign
         Currency-Denominated Amounts..................         193         1,383         --           --
                                                          ---------    ----------     ------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).............     348,297     1,240,233      1,030      455,959
                                                          ---------    ----------     ------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS......................................   $ 509,694    $2,153,915     $1,626     $755,996
                                                          =========    ==========     ======     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                 ASIA      UNITED
                                                                                    JAPANESE   PACIFIC    KINGDOM   CONTINENTAL
                                                                                     SMALL      SMALL      SMALL       SMALL
                                                                                    COMPANY    COMPANY    COMPANY     COMPANY
                                                                                   PORTFOLIO* PORTFOLIO* PORTFOLIO* PORTFOLIO*
                                                                                   ---------- ---------- ---------- -----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $1,420, $188, $3 and $2,531,
     respectively)................................................................  $12,803    $13,380     $1,033     $16,049
   Income from Securities Lending.................................................    1,529      1,262          6       1,749
   Expenses Allocated from Affiliated Investment Companies........................     (712)      (440)       (33)       (755)
                                                                                    -------    -------     ------     -------
       Total Net Investment Income Allocated from Affiliated Investment
         Companies................................................................   13,620     14,202      1,006      17,043
                                                                                    -------    -------     ------     -------
FUND EXPENSES
   Investment Management Fees.....................................................    2,923      1,736        149       3,119
   Accounting & Transfer Agent Fees...............................................       98         78         28         124
   Filing Fees....................................................................       26         22         18          37
   Shareholders' Reports..........................................................       13         11          8          18
   Directors'/Trustees' Fees & Expenses...........................................        3          2         --           4
   Professional Fees..............................................................        2          1          7           3
   Other..........................................................................        3         18          1           6
                                                                                    -------    -------     ------     -------
       Total Fund Expenses........................................................    3,068      1,868        211       3,311
                                                                                    -------    -------     ------     -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered
     by Advisor (Note C)..........................................................     (583)      (346)       (71)       (624)
                                                                                    -------    -------     ------     -------
   Net Expenses...................................................................    2,485      1,522        140       2,687
                                                                                    -------    -------     ------     -------
   NET INVESTMENT INCOME (LOSS)...................................................   11,135     12,680        866      14,356
                                                                                    -------    -------     ------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**................   10,446      5,261      1,418      (1,860)
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company..................    2,052       (501)      (372)     38,034
                                                                                    -------    -------     ------     -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)........................................   12,498      4,760      1,046      36,174
                                                                                    -------    -------     ------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................  $23,633    $17,440     $1,912     $50,530
                                                                                    =======    =======     ======     =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                               DFA                       DFA
                                                                          INTERNATIONAL DFA GLOBAL  INTERNATIONAL INTERNATIONAL
                                                                           REAL ESTATE  REAL ESTATE   SMALL CAP      VECTOR
                                                                           SECURITIES   SECURITIES      VALUE        EQUITY
                                                                           PORTFOLIO#   PORTFOLIO#   PORTFOLIO#    PORTFOLIO#
                                                                          ------------- ----------- ------------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies.......          --   $  178,016           --           --
                                                                           ----------   ----------    ---------     --------
          Total Net Investment Income Allocated from Affiliated
            Investment Companies.........................................          --      178,016           --           --
                                                                           ----------   ----------    ---------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $31,780, $5, $34,997 and
     $7,753, respectively)...............................................  $  240,266       74,266    $ 394,690     $ 81,177
   Income from Securities Lending........................................       3,853          250       20,275        3,910
                                                                           ----------   ----------    ---------     --------
          Total Fund Investment Income...................................     244,119       74,516      414,965       85,087
                                                                           ----------   ----------    ---------     --------
FUND EXPENSES
   Investment Management Fees............................................      14,237       16,500       85,361       11,152
   Accounting & Transfer Agent Fees......................................         674          959        2,049          499
   Custodian Fees........................................................         590           29        2,002          305
   Filing Fees...........................................................          66          170          275          149
   Shareholders' Reports.................................................         168          459          551          126
   Directors'/Trustees' Fees & Expenses..................................          33           47           78           14
   Professional Fees.....................................................         137           59          348           73
   Other.................................................................         218           88          413          143
                                                                           ----------   ----------    ---------     --------
          Total Fund Expenses............................................      16,123       18,311       91,077       12,461
                                                                           ----------   ----------    ---------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C).......................................          --       (8,900)          --           --
   Fees Paid Indirectly (Note C).........................................        (485)          --       (1,566)        (110)
                                                                           ----------   ----------    ---------     --------
   Net Expenses..........................................................      15,638        9,411       89,511       12,351
                                                                           ----------   ----------    ---------     --------
   NET INVESTMENT INCOME (LOSS)..........................................     228,481      243,121      325,454       72,736
                                                                           ----------   ----------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................................    (121,318)      73,513      238,307      (25,195)
       Affiliated Investment Companies Shares Sold.......................          (4)      37,097           --           --
       Futures...........................................................       1,553         (135)       1,976       (2,728)
       Foreign Currency Transactions.....................................         221           --       (1,093)        (429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................   1,036,222      795,754     (233,259)      93,366
       Affiliated Investment Companies Shares............................          16      641,678           70           12
       Futures...........................................................       1,373           --        4,434           --
       Translation of Foreign Currency-Denominated Amounts...............         136           --        1,343          106
                                                                           ----------   ----------    ---------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............................     918,199    1,547,907       11,778       65,132
                                                                           ----------   ----------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $1,146,680   $1,791,028    $ 337,232     $137,868
                                                                           ==========   ==========    =========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                INTERNATIONAL             WORLD EX
                                                                    HIGH       WORLD EX     U.S.     WORLD EX
                                                                  RELATIVE       U.S.     TARGETED  U.S. CORE
                                                                PROFITABILITY   VALUE      VALUE      EQUITY
                                                                 PORTFOLIO#   PORTFOLIO* PORTFOLIO# PORTFOLIO#
                                                                ------------- ---------- ---------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0,
     $1,016, $0 and $0, respectively)..........................         --     $ 9,180         --          --
   Interest....................................................         --          24         --          --
   Income from Securities Lending..............................         --         160         --          --
   Expenses Allocated from Affiliated Investment
     Companies.................................................         --        (459)        --          --
                                                                  --------     -------    -------    --------
Income Distributions Received from Affiliated
  Investment Companies.........................................         --         651         --          --
                                                                  --------     -------    -------    --------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies....................         --       9,556         --          --
                                                                  --------     -------    -------    --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,190,
     $0, $1,620 and $11,114, respectively).....................   $ 13,298          --    $16,361    $112,339
   Income from Securities Lending..............................        154          --        274       4,147
                                                                  --------     -------    -------    --------
          Total Fund Investment Income.........................     13,452          --     16,635     116,486
                                                                  --------     -------    -------    --------
FUND EXPENSES
   Investment Management Fees..................................      1,113       1,266      2,960      11,009
   Accounting & Transfer Agent Fees............................        130          45        150         610
   Custodian Fees..............................................        121           3        202         759
   Filing Fees.................................................         89          29         82         142
   Shareholders' Reports.......................................         33          12         25         151
   Directors'/Trustees' Fees & Expenses........................          2           2          3          20
   Professional Fees...........................................          7           6         58         117
   Other.......................................................         16           5         47         140
                                                                  --------     -------    -------    --------
          Total Fund Expenses..................................      1,511       1,368      3,527      12,948
                                                                  --------     -------    -------    --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor (Note
     C)........................................................         47        (580)        --           9
   Fees Paid Indirectly (Note C)...............................        (95)         --        (50)       (214)
                                                                  --------     -------    -------    --------
   Net Expenses................................................      1,463         788      3,477      12,743
                                                                  --------     -------    -------    --------
   NET INVESTMENT INCOME (LOSS)................................     11,989       8,768     13,158     103,743
                                                                  --------     -------    -------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities................................................         --         766         --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................    (10,724)         --      5,834     (27,918)
       Affiliated Investment Companies Shares Sold.............         --        (802)        --          --
       Transactions Allocated from Affiliated
         Investment Company**..................................         --      (1,780)        --          --
       Futures.................................................        155        (109)      (308)     (1,060)
       Foreign Currency Transactions...........................        (32)         --       (140)     (4,961)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............     58,944         384      5,845     222,436
       Affiliated Investment Companies Shares..................          2          95          1          10
       Transactions Allocated from Affiliated
         Investment Company....................................         --       4,725         (1)         --
       Translation of Foreign Currency-Denominated
         Amounts...............................................          6          --         30         116
                                                                  --------     -------    -------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................     48,351       3,279     11,261     188,623
                                                                  --------     -------    -------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $ 60,340     $12,047    $24,419    $292,366
                                                                  ========     =======    =======    ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                              SELECTIVELY
                                                                                      WORLD     HEDGED                EMERGING
                                                                                      CORE      GLOBAL     EMERGING   MARKETS
                                                                                     EQUITY     EQUITY     MARKETS   SMALL CAP
                                                                                    PORTFOLIO  PORTFOLIO  PORTFOLIO* PORTFOLIO*
                                                                                    --------- ----------- ---------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $21,353 and $21,625,
     respectively).................................................................       --         --    $179,309   $170,123
   Interest........................................................................       --         --          59         91
   Income from Securities Lending..................................................       --         --       4,278     38,450
   Expenses Allocated from Affiliated Investment Companies.........................       --         --      (7,794)   (16,191)
                                                                                     -------    -------    --------   --------
Income Distributions Received from Affiliated Investment Companies.................  $18,651    $ 9,356          --         --
                                                                                     -------    -------    --------   --------
          Total Net Investment Income Allocated from Affiliated Investment
            Companies..............................................................   18,651      9,356     175,852    192,473
                                                                                     -------    -------    --------   --------
FUND EXPENSES
   Investment Management Fees......................................................    2,452      1,206      24,313     43,085
   Accounting & Transfer Agent Fees................................................      117         93         507        668
   Custodian Fees..................................................................        1          1          --         --
   Filing Fees.....................................................................       51         28          99        109
   Shareholders' Reports...........................................................       20         19         254        216
   Directors'/Trustees' Fees & Expenses............................................        5          3          33         39
   Professional Fees...............................................................        6          3          16         21
   Other...........................................................................        7          2          29         35
                                                                                     -------    -------    --------   --------
          Total Fund Expenses......................................................    2,659      1,355      25,251     44,173
                                                                                     -------    -------    --------   --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered
     by Advisor (Note C)...........................................................   (2,212)    (1,051)     (5,789)   (13,259)
                                                                                     -------    -------    --------   --------
   Net Expenses....................................................................      447        304      19,462     30,914
                                                                                     -------    -------    --------   --------
   NET INVESTMENT INCOME (LOSS)....................................................   18,204      9,052     156,390    161,559
                                                                                     -------    -------    --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment Companies........    2,509      1,971          --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................................       --         --          (1)        --
       Affiliated Investment Companies Shares Sold.................................   (5,618)    (4,770)         --         --
       Transactions Allocated from Affiliated Investment Company**.................       --         --     (72,191)    57,552
       Futures.....................................................................      (62)    (1,126)         --         --
       Forward Currency Contracts..................................................       --      4,438          --         --
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares......................................   67,131     27,375          --         --
       Transactions Allocated from Affiliated Investment Company...................       --         --     516,007    568,138
       Futures.....................................................................       --      1,674          --         --
       Forward Currency Contracts..................................................       --     (2,086)         --         --
                                                                                     -------    -------    --------   --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................................   63,960     27,476     443,815    625,690
                                                                                     -------    -------    --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................  $82,164    $36,528    $600,205   $787,249
                                                                                     =======    =======    ========   ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                               EMERGING
                                                                                       EMERGING   EMERGING      MARKETS
                                                                                       MARKETS     MARKETS     TARGETED
                                                                                        VALUE    CORE EQUITY     VALUE
                                                                                      PORTFOLIO* PORTFOLIO#  PORTFOLIO(A)#
                                                                                      ---------- ----------- -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $75,479, $0 and $0, respectively)..... $ 522,637          --         --
   Interest..........................................................................       295          --         --
   Income from Securities Lending....................................................    14,266          --         --
   Expenses Allocated from Affiliated Investment Companies...........................   (23,034)         --         --
                                                                                      ---------  ----------     ------
          Total Net Investment Income Allocated from Affiliated Investment
            Companies................................................................   514,164          --         --
                                                                                      ---------  ----------     ------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $103,047 and $374, respectively)..        --  $  813,271     $3,218
   Income from Securities Lending....................................................        --      53,007         35
                                                                                      ---------  ----------     ------
          Total Fund Investment Income...............................................        --     866,278      3,253
                                                                                      ---------  ----------     ------
FUND EXPENSES
   Investment Management Fees........................................................    87,173     129,817        723
   Accounting & Transfer Agent Fees..................................................     1,133       4,035         36
   Custodian Fees....................................................................        --      10,426         54
   Shareholder Servicing Fees
       Class R2 Shares...............................................................        71          --         --
   Filing Fees.......................................................................       277         463         41
   Shareholders' Reports.............................................................       405         952         30
   Directors'/Trustees' Fees & Expenses..............................................       103         161          1
   Professional Fees.................................................................        85         675         11
   Organizational & Offering Costs...................................................        --          --         77
   Other.............................................................................        85         802         10
                                                                                      ---------  ----------     ------
          Total Fund Expenses........................................................    89,332     147,331        983
                                                                                      ---------  ----------     ------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
     Advisor (Note C)................................................................        --          --       (104)
       Class R2 Shares...............................................................       (28)         --         --
       Institutional Class Shares....................................................   (17,406)         --         --
   Fees Paid Indirectly (Note C).....................................................        --      (4,465)        (5)
                                                                                      ---------  ----------     ------
   Net Expenses......................................................................    71,898     142,866        874
                                                                                      ---------  ----------     ------
   NET INVESTMENT INCOME (LOSS)......................................................   442,266     723,412      2,379
                                                                                      ---------  ----------     ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..................................................        --    (319,383)     1,412
       Affiliated Investment Companies Shares Sold...................................        --          (3)        --
       Transactions Allocated from Affiliated Investment Company**...................  (172,477)         --         --
       Futures.......................................................................        --      14,341         35
       Foreign Currency Transactions.................................................        --        (779)       (33)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency....................................        --   2,502,146       (221)
       Affiliated Investment Companies Shares........................................        --          58         --
       Transactions Allocated from Affiliated Investment Company.....................   477,901          --         --
       Futures.......................................................................        --      13,038         --
       Translation of Foreign Currency-Denominated Amounts...........................        --         433          1
                                                                                      ---------  ----------     ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................   305,424   2,209,851      1,194
                                                                                      ---------  ----------     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................... $ 747,690  $2,933,263     $3,573
                                                                                      =========  ==========     ======

--------
** Net of foreign capital gain taxes withheld of $0, $1 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
(a)The Portfolio commenced operations on November 14, 2018.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         LARGE CAP INTERNATIONAL     INTERNATIONAL CORE       GLOBAL SMALL
                                                                PORTFOLIO             EQUITY PORTFOLIO      COMPANY PORTFOLIO
                                                         -----------------------  ------------------------  ----------------
                                                            YEAR         YEAR        YEAR         YEAR       YEAR     YEAR
                                                            ENDED        ENDED       ENDED        ENDED      ENDED    ENDED
                                                           OCT 31,      OCT 31,     OCT 31,      OCT 31,    OCT 31,  OCT 31,
                                                            2019         2018        2019         2018       2019     2018
                                                         -----------  ----------  -----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   161,397  $  135,824  $   913,682  $   753,667  $   596  $   403
   Capital Gain Distributions Received from
     Investment Securities..............................          --          --           --           --      587      333
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (116,656)      9,278     (348,700)      37,602       --       --
       Affiliated Investment Companies Shares
         Sold...........................................         (11)        (31)          (2)         (83)    (342)     (93)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................          --          --           --           --     (416)    (602)
       Futures..........................................         815       5,207       12,437       42,294        7       15
       Foreign Currency Transactions....................        (892)     (1,098)      (5,912)      (6,317)      --       --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................     461,700    (492,554)   1,567,492   (3,538,139)    (357)      --
       Affiliated Investment Companies Shares...........          25          35          111          (17)     271     (772)
       Transactions Allocated from Affiliated
         Investment Company.............................          --          --           --           --    1,280   (1,701)
       Futures..........................................       3,123      (3,535)      13,424      (17,544)      --       --
       Translation of Foreign Currency-
         Denominated Amounts............................         193        (201)       1,383         (811)      --       --
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     509,694    (347,075)   2,153,915   (2,729,348)   1,626   (2,417)
                                                         -----------  ----------  -----------  -----------  -------  -------
Distributions:
       Institutional Class Shares.......................    (155,698)   (132,270)    (907,539)    (711,406)    (308)    (350)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Total Distributions...........................    (155,698)   (132,270)    (907,539)    (711,406)    (308)    (350)
                                                         -----------  ----------  -----------  -----------  -------  -------
Capital Share Transactions (1):
   Shares Issued........................................   1,454,715   1,048,667    8,662,646    8,724,881   16,512   22,726
   Shares Issued in Lieu of Cash Distributions..........     138,823     116,674      864,811      674,993      308      350
   Shares Redeemed......................................  (1,178,465)   (821,680)  (7,388,995)  (4,228,499)  (8,232)  (3,950)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     415,073     343,661    2,138,462    5,171,375    8,588   19,126
                                                         -----------  ----------  -----------  -----------  -------  -------
          Total Increase (Decrease) in Net
            Assets......................................     769,069    (135,684)   3,384,838    1,730,621    9,906   16,359
NET ASSETS
   Beginning of Year....................................   4,587,406   4,723,090   27,174,589   25,443,968   31,380   15,021
                                                         -----------  ----------  -----------  -----------  -------  -------
   End of Year.......................................... $ 5,356,475  $4,587,406  $30,559,427  $27,174,589  $41,286  $31,380
                                                         ===========  ==========  ===========  ===========  =======  =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................      68,558      44,730      693,417      611,977    1,564    1,939
   Shares Issued in Lieu of Cash Distributions..........       6,394       5,040       68,976       48,289       31       31
   Shares Redeemed......................................     (55,298)    (35,059)    (593,959)    (299,311)    (793)    (346)
                                                         -----------  ----------  -----------  -----------  -------  -------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      19,654      14,711      168,434      360,955      802    1,624
                                                         ===========  ==========  ===========  ===========  =======  =======

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            INTERNATIONAL SMALL       JAPANESE SMALL    ASIA PACIFIC SMALL
                                                             COMPANY PORTFOLIO      COMPANY PORTFOLIO    COMPANY PORTFOLIO
                                                         ------------------------  -------------------  ------------------
                                                            YEAR         YEAR        YEAR      YEAR       YEAR      YEAR
                                                            ENDED        ENDED       ENDED     ENDED      ENDED     ENDED
                                                           OCT 31,      OCT 31,     OCT 31,   OCT 31,    OCT 31,   OCT 31,
                                                            2019         2018        2019      2018       2019      2018
                                                         -----------  -----------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   300,037  $   305,199  $ 11,135  $  10,186  $ 12,680  $ 12,981
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**.........................     313,315      549,889    10,446     36,946     5,261   (13,453)
       Futures..........................................        (626)      17,382        --         --        --        --
   Change in Unrealized Appreciation (Depreciation)
     of:
       Transactions Allocated from Affiliated
         Investment Company.............................     135,389   (2,214,609)    2,052   (101,251)     (501)  (33,087)
       Futures..........................................       7,881       (9,491)       --         --        --        --
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     755,996   (1,351,630)   23,633    (54,119)   17,440   (33,559)
                                                         -----------  -----------  --------  ---------  --------  --------
Distributions:
       Institutional Class Shares.......................    (857,472)    (711,038)  (39,387)   (15,936)  (11,260)  (13,370)
                                                         -----------  -----------  --------  ---------  --------  --------
          Total Distributions...........................    (857,472)    (711,038)  (39,387)   (15,936)  (11,260)  (13,370)
                                                         -----------  -----------  --------  ---------  --------  --------
Capital Share Transactions (1):
   Shares Issued........................................   2,921,274    2,606,895    72,402    141,296    38,624   103,070
   Shares Issued in Lieu of Cash Distributions..........     824,335      680,889    36,290     14,541    10,374    12,186
   Shares Redeemed......................................  (3,550,227)  (2,059,202)  (75,520)  (111,110)  (60,864)  (54,145)
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     195,382    1,228,582    33,172     44,727   (11,866)   61,111
                                                         -----------  -----------  --------  ---------  --------  --------
          Total Increase (Decrease) in Net
            Assets......................................      93,906     (834,086)   17,418    (25,328)   (5,686)   14,182
NET ASSETS
   Beginning of Year....................................  12,656,204   13,490,290   622,650    647,978   346,335   332,153
                                                         -----------  -----------  --------  ---------  --------  --------
   End of Year.......................................... $12,750,110  $12,656,204  $640,068  $ 622,650  $340,649  $346,335
                                                         ===========  ===========  ========  =========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     170,065      124,547     3,098      4,906     1,859     4,371
   Shares Issued in Lieu of Cash Distributions..........      51,059       33,057     1,637        505       522       527
   Shares Redeemed......................................    (206,414)     (98,779)   (3,248)    (3,870)   (2,869)   (2,282)
                                                         -----------  -----------  --------  ---------  --------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      14,710       58,825     1,487      1,541      (488)    2,616
                                                         ===========  ===========  ========  =========  ========  ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                      DFA INTERNATIONAL REAL
                                                          UNITED KINGDOM SMALL   CONTINENTAL SMALL       ESTATE SECURITIES
                                                          COMPANY PORTFOLIO      COMPANY PORTFOLIO           PORTFOLIO
                                                          -------------------  --------------------  ------------------------
                                                            YEAR      YEAR       YEAR       YEAR        YEAR         YEAR
                                                            ENDED     ENDED      ENDED      ENDED       ENDED        ENDED
                                                           OCT 31,   OCT 31,    OCT 31,    OCT 31,     OCT 31,      OCT 31,
                                                            2019      2018       2019       2018        2019         2018
                                                          --------   -------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $    866   $ 1,170   $  14,356  $  15,590  $   228,481  $   245,747
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................       --        --          --         --     (121,318)     (55,861)
       Affiliated Investment Companies Shares
         Sold............................................       --        --          --         --           (4)         (50)
       Transactions Allocated from Affiliated
         Investment Company*,**..........................    1,418     2,228      (1,860)    19,862           --           --
       Futures...........................................       --        --          --         --        1,553        6,053
       Foreign Currency Transactions.....................       --        --          --         --          221        3,300
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency........       --        --          --         --    1,036,222     (212,037)
       Affiliated Investment Companies Shares............       --        --          --         --           16            6
       Transactions Allocated from Affiliated
         Investment Company..............................     (372)   (7,070)     38,034   (119,115)          --           --
       Futures...........................................       --        --          --         --        1,373       (1,430)
       Translation of Foreign Currency-Denominated
         Amounts.........................................       --        --          --         --          136         (239)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................    1,912    (3,672)     50,530    (83,663)   1,146,680      (14,511)
                                                          --------   -------   ---------  ---------  -----------  -----------
Distributions:
       Institutional Class Shares........................   (1,977)   (3,924)    (33,215)   (20,414)    (302,662)    (241,977)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Total Distributions............................   (1,977)   (3,924)    (33,215)   (20,414)    (302,662)    (241,977)
                                                          --------   -------   ---------  ---------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.........................................    2,122     2,809     117,898    207,831      913,489    1,129,099
   Shares Issued in Lieu of Cash Distributions...........    1,763     3,396      31,461     19,301      297,390      238,291
   Shares Redeemed.......................................  (13,631)   (7,435)   (155,220)   (69,751)  (1,199,441)  (1,166,148)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   (9,746)   (1,230)     (5,861)   157,381       11,438      201,242
                                                          --------   -------   ---------  ---------  -----------  -----------
          Total Increase (Decrease) in Net Assets........   (9,811)   (8,826)     11,454     53,304      855,456      (55,246)
NET ASSETS
   Beginning of Year.....................................   36,351    45,177     645,651    592,347    5,442,507    5,497,753
                                                          --------   -------   ---------  ---------  -----------  -----------
   End of Year........................................... $ 26,540   $36,351   $ 657,105  $ 645,651  $ 6,297,963  $ 5,442,507
                                                          ========   =======   =========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................       82        91       5,188      7,354      182,042      219,592
   Shares Issued in Lieu of Cash Distributions...........       75       114       1,395        709       64,510       46,632
   Shares Redeemed.......................................     (553)     (239)     (6,632)    (2,541)    (245,929)    (228,031)
                                                          --------   -------   ---------  ---------  -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     (396)      (34)        (49)     5,522          623       38,193
                                                          ========   =======   =========  =========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL    INTERNATIONAL VECTOR
                                                    SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO        EQUITY PORTFOLIO
                                                  ------------------------  ------------------------  -----------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                    OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                     2019         2018         2019         2018         2019         2018
                                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   243,121  $   319,485  $   325,454  $   333,887  $    72,736  $   63,232
   Capital Gain Distributions Received from
     Investment Securities.......................          --        5,030           --           --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........      73,513      (30,218)     238,307      489,396      (25,195)     81,370
       Affiliated Investment Companies
         Shares Sold.............................      37,097       13,679           --          (64)          --          (4)
       Futures...................................        (135)          --        1,976       19,832       (2,728)        (84)
       Foreign Currency Transactions.............          --           --       (1,093)     (11,795)        (429)       (430)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................     795,754       (6,013)    (233,259)  (2,949,087)      93,366    (401,480)
       Affiliated Investment Companies
         Shares..................................     641,678     (177,027)          70          (36)          12          (6)
       Futures...................................          --           --        4,434       (7,629)          --          --
       Translation of Foreign Currency-
         Denominated Amounts.....................          --           --        1,343         (512)         106         (65)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................   1,791,028      124,936      337,232   (2,126,008)     137,868    (257,467)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
Distributions:
       Institutional Class Shares................    (351,905)    (255,497)    (776,069)    (896,785)    (147,900)    (69,245)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Total Distributions....................    (351,905)    (255,497)    (776,069)    (896,785)    (147,900)    (69,245)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.................................   1,973,793    2,076,669    3,086,382    2,575,335    1,111,287     587,591
   Shares Issued in Lieu of Cash
     Distributions...............................     335,724      245,163      699,165      810,215      140,703      68,621
   Shares Redeemed...............................  (1,955,553)  (1,469,129)  (3,706,321)  (2,737,533)  (1,105,041)   (418,135)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.........................     353,964      852,703       79,226      648,017      146,949     238,077
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in
            Net Assets...........................   1,793,087      722,142     (359,611)  (2,374,776)     136,917     (88,635)
NET ASSETS
   Beginning of Year.............................   7,475,924    6,753,782   13,787,695   16,162,471    2,441,217   2,529,852
                                                  -----------  -----------  -----------  -----------  -----------  ----------
   End of Year................................... $ 9,269,011  $ 7,475,924  $13,428,084  $13,787,695  $ 2,578,134  $2,441,217
                                                  ===========  ===========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................     173,132      193,699      174,997      116,242      101,269      44,843
   Shares Issued in Lieu of Cash
     Distributions...............................      32,690       22,410       41,425       36,559       13,131       5,242
   Shares Redeemed...............................    (174,212)    (137,791)    (210,444)    (123,463)    (100,463)    (31,849)
                                                  -----------  -----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed.............................      31,610       78,318        5,978       29,338       13,937      18,236
                                                  ===========  ===========  ===========  ===========  ===========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               INTERNATIONAL HIGH
                                                                    RELATIVE            WORLD EX             WORLD EX
                                                                  PROFITABILITY        U.S. VALUE       U.S. TARGETED VALUE
                                                                    PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                               ------------------  ------------------  --------------------
                                                                 YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
                                                                 ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                                                                OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                 2019      2018      2019      2018      2019       2018
                                                               --------  --------  --------  --------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................... $ 11,989  $  4,407  $  8,768  $  6,776  $  13,158  $  10,453
   Capital Gain Distributions Received from Investment
     Securities...............................................       --        --       766       772         --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.......................  (10,724)   (1,478)       --        --      5,834     14,758
       Affiliated Investment Companies Shares Sold............       --        --      (802)     (152)        --         (1)
       Transactions Allocated from Affiliated Investment
         Company*,**..........................................       --        --    (1,780)    4,866         --         --
       Futures................................................      155       167      (109)       --       (308)        22
       Foreign Currency Transactions..........................      (32)       35        --        --       (140)      (268)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............   58,944   (27,436)      384        --      5,845    (98,264)
       Affiliated Investment Companies Shares.................        2        --        95    (4,644)         1         --
       Transactions Allocated from Affiliated Investment
         Company..............................................       --        --     4,725   (30,618)        (1)        --
       Translation of Foreign Currency-Denominated
         Amounts..............................................        6        (7)       --        --         30         (8)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.........................   60,340   (24,312)   12,047   (23,000)    24,419    (73,308)
                                                               --------  --------  --------  --------  ---------  ---------
Distributions:
       Institutional Class Shares.............................  (11,023)   (3,960)  (13,716)   (8,118)   (23,983)   (18,759)
                                                               --------  --------  --------  --------  ---------  ---------
          Total Distributions.................................  (11,023)   (3,960)  (13,716)   (8,118)   (23,983)   (18,759)
                                                               --------  --------  --------  --------  ---------  ---------
Capital Share Transactions (1):
   Shares Issued..............................................  416,587   252,625   110,720    78,125    329,309    215,731
   Shares Issued in Lieu of Cash Distributions................   11,018     3,958    13,703     8,111     23,923     18,713
   Shares Redeemed............................................  (85,342)  (29,236)  (61,053)  (61,001)  (280,777)  (148,726)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) from Capital Share
            Transactions......................................  342,263   227,347    63,370    25,235     72,455     85,718
                                                               --------  --------  --------  --------  ---------  ---------
          Total Increase (Decrease) in Net Assets.............  391,580   199,075    61,701    (5,883)    72,891     (6,349)
NET ASSETS
   Beginning of Year..........................................  266,868    67,793   240,668   246,551    460,155    466,504
                                                               --------  --------  --------  --------  ---------  ---------
   End of Year................................................ $658,448  $266,868  $302,369  $240,668  $ 533,046  $ 460,155
                                                               ========  ========  ========  ========  =========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................................   41,376    23,561    10,308     6,253     27,492     15,217
   Shares Issued in Lieu of Cash Distributions................    1,078       374     1,293       657      2,024      1,301
   Shares Redeemed............................................   (8,617)   (2,797)   (5,597)   (4,751)   (23,474)   (10,739)
                                                               --------  --------  --------  --------  ---------  ---------
          Net Increase (Decrease) from Shares Issued
            and Redeemed......................................   33,837    21,138     6,004     2,159      6,042      5,779
                                                               ========  ========  ========  ========  =========  =========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         WORLD EX U.S. CORE EQUITY   WORLD CORE EQUITY    SELECTIVELY HEDGED
                                                                PORTFOLIO                PORTFOLIO       GLOBAL EQUITY PORTFOLIO
                                                         ------------------------  --------------------  ----------------------
                                                            YEAR         YEAR        YEAR       YEAR       YEAR        YEAR
                                                            ENDED        ENDED       ENDED      ENDED      ENDED       ENDED
                                                           OCT 31,      OCT 31,     OCT 31,    OCT 31,    OCT 31,     OCT 31,
                                                            2019         2018        2019       2018       2019        2018
                                                         ----------   ----------   ---------  ---------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $  103,743   $   81,701   $  18,204  $  13,553  $   9,052   $   7,842
   Capital Gain Distributions Received from
     Investment Securities..............................         --           --       2,509      1,843      1,971       1,607
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (27,918)      21,093          --         --         --           1
       Affiliated Investment Companies Shares
         Sold...........................................         --           (7)     (5,618)     1,952     (4,770)      2,046
       Futures..........................................     (1,060)       1,743         (62)       145     (1,126)      3,877
       Foreign Currency Transactions....................     (4,961)        (951)         --         --         --          --
       Forward Currency Contracts.......................         --           --          --         --      4,438       4,871
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................    222,436     (472,935)         --         --         --          13
       Affiliated Investment Companies Shares...........         10           (1)     67,131    (39,888)    27,375     (27,187)
       Futures..........................................         --           --          --         --      1,674      (2,628)
       Translation of Foreign Currency-
         Denominated Amounts............................        116          (79)         --         --         --          --
       Forward Currency Contracts.......................         --           --          --         --     (2,086)        178
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    292,366     (369,436)     82,164    (22,395)    36,528      (9,380)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
Distributions:
       Institutional Class Shares.......................   (116,666)     (75,944)    (23,511)   (14,502)   (16,864)    (11,171)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Total Distributions...........................   (116,666)     (75,944)    (23,511)   (14,502)   (16,864)    (11,171)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
Capital Share Transactions (1):
   Shares Issued........................................  1,271,493    1,408,140     192,373    346,536     78,038     114,026
   Shares Issued in Lieu of Cash Distributions..........    113,738       72,834      23,302     14,069     16,808      11,131
   Shares Redeemed......................................   (971,409)    (711,170)   (136,287)  (129,087)  (141,873)   (103,615)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    413,822      769,804      79,388    231,518    (47,027)     21,542
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Total Increase (Decrease) in Net
            Assets......................................    589,522      324,424     138,041    194,621    (27,363)        991
NET ASSETS
   Beginning of Year....................................  3,129,791    2,805,367     741,512    546,891    403,195     402,204
                                                         ----------   ----------   ---------  ---------  ---------   ---------
   End of Year.......................................... $3,719,313   $3,129,791   $ 879,553  $ 741,512  $ 375,832   $ 403,195
                                                         ==========   ==========   =========  =========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................    119,518      116,093      12,674     20,931      5,128       6,816
   Shares Issued in Lieu of Cash Distributions..........     10,760        6,147       1,534        856      1,185         679
   Shares Redeemed......................................    (91,013)     (59,215)     (8,795)    (7,697)    (9,256)     (6,176)
                                                         ----------   ----------   ---------  ---------  ---------   ---------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     39,265       63,025       5,413     14,090     (2,943)      1,319
                                                         ==========   ==========   =========  =========  =========   =========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(1), $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                      EMERGING MARKETS          EMERGING MARKETS       EMERGING MARKETS VALUE
                                                          PORTFOLIO            SMALL CAP PORTFOLIO            PORTFOLIO
                                                  ------------------------  ------------------------  ------------------------
                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  OCT 31, 2019 OCT 31, 2018 OCT 31, 2019 OCT 31, 2018 OCT 31, 2019 OCT 31, 2018
                                                  ------------ ------------ ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   156,390  $   127,713  $   161,559  $   172,421  $   442,266  $   453,039
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........          (1)          --           --           --           --           --
       Transactions Allocated from
         Affiliated Investment
         Company*,**.............................     (72,191)      76,077       57,552      185,571     (172,477)     304,582
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from
         Affiliated Investment
         Company.................................     516,007     (937,174)     568,138   (1,598,746)     477,901   (2,444,307)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................     600,205     (733,384)     787,249   (1,240,754)     747,690   (1,686,686)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
Distributions:
   Class R2 Shares...............................          --           --           --           --         (687)        (632)
   Institutional Class Shares....................    (145,647)    (115,293)    (327,074)    (339,983)    (458,693)    (438,799)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Total Distributions.......................    (145,647)    (115,293)    (327,074)    (339,983)    (459,380)    (439,431)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................   1,392,119    1,740,732    1,086,305    1,502,030    3,101,990    2,709,737
   Shares Issued in Lieu of Cash
     Distributions...............................     131,384      104,589      306,500      321,912      437,294      416,976
   Shares Redeemed...............................  (1,403,931)  (2,235,370)  (1,733,527)  (1,188,516)  (3,093,072)  (3,958,464)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Net Increase (Decrease) from
         Capital Share Transactions..............     119,572     (390,049)    (340,722)     635,426      446,212     (831,751)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Total Increase (Decrease) in Net
         Assets..................................     574,130   (1,238,726)     119,453     (945,311)     734,522   (2,957,868)
NET ASSETS
   Beginning of Year.............................   5,394,188    6,632,914    6,304,406    7,249,717   16,456,560   19,414,428
                                                  -----------  -----------  -----------  -----------  -----------  -----------
   End of Year................................... $ 5,968,318  $ 5,394,188  $ 6,423,859  $ 6,304,406  $17,191,082  $16,456,560
                                                  ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................      51,928       59,520       54,991       66,017      111,222       88,155
   Shares Issued in Lieu of Cash
     Distributions...............................       4,954        3,693       16,347       14,324       16,392       14,033
   Shares Redeemed...............................     (52,162)     (75,814)     (88,031)     (52,180)    (112,571)    (128,806)
                                                  -----------  -----------  -----------  -----------  -----------  -----------
       Net Increase (Decrease) from
         Shares Issued and Redeemed..............       4,720      (12,601)     (16,693)      28,161       15,043      (26,618)
                                                  ===========  ===========  ===========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $(144), respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                                EMERGING
                                                                                                                MARKETS
                                                                                                                TARGETED
                                                                                  EMERGING MARKETS CORE EQUITY   VALUE
                                                                                          PORTFOLIO            PORTFOLIO
                                                                                  ---------------------------  ----------
                                                                                                                 PERIOD
                                                                                                                NOV 14,
                                                                                                               2018(A) TO
                                                                                   YEAR ENDED     YEAR ENDED    OCT 31,
                                                                                  OCT 31, 2019   OCT 31, 2018     2019
                                                                                  ------------   ------------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   723,412    $   640,665    $  2,379
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........................................    (319,383)        31,925       1,412
       Affiliated Investment Companies Shares Sold...............................          (3)           (73)         --
       Futures...................................................................      14,341         23,201          35
       Foreign Currency Transactions.............................................        (779)        (8,571)        (33)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................   2,502,146     (4,701,470)       (221)
       Affiliated Investment Companies Shares....................................          58            (27)         --
       Futures...................................................................      13,038        (14,163)         --
       Translation of Foreign Currency-Denominated Amounts.......................         433           (112)          1
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) in Net Assets Resulting from Operations........   2,933,263     (4,028,625)      3,573
                                                                                  -----------    -----------    --------
Distributions:
       Institutional Class Shares................................................    (730,829)      (593,704)        (64)
                                                                                  -----------    -----------    --------
          Total Distributions....................................................    (730,829)      (593,704)        (64)
                                                                                  -----------    -----------    --------
Capital Share Transactions (1):
   Shares Issued.................................................................   6,077,361      7,226,472     128,579
   Shares Issued in Lieu of Cash Distributions...................................     690,137        559,808          64
   Shares Redeemed...............................................................  (5,720,081)    (4,876,914)    (17,792)
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) from Capital Share Transactions................   1,047,417      2,909,366     110,851
                                                                                  -----------    -----------    --------
          Total Increase (Decrease) in Net Assets................................   3,249,851     (1,712,963)    114,360
NET ASSETS
   Beginning of Year.............................................................  25,372,759     27,085,722          --
                                                                                  -----------    -----------    --------
   End of Year................................................................... $28,622,610    $25,372,759    $114,360
                                                                                  ===========    ===========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................     303,000        325,137      12,691
   Shares Issued in Lieu of Cash Distributions...................................      34,717         26,402           6
   Shares Redeemed...............................................................    (286,918)      (222,685)     (1,729)
                                                                                  -----------    -----------    --------
          Net Increase (Decrease) from Shares Issued and Redeemed................      50,799        128,854      10,968
                                                                                  ===========    ===========    ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $(1) and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(5) and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                                              -----------------------------------------------------------------   ------------
                                               YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                              OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015  OCT 31, 2019
                                              ------------ ------------  ------------ ------------  ------------  ------------
Net Asset Value, Beginning of Year...........  $    21.29   $    23.52    $    19.52   $    20.36    $    21.59   $     12.65
                                               ----------   ----------    ----------   ----------    ----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.70         0.66          0.58         0.57          0.58          0.41
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        1.47        (2.25)         4.00        (0.86)        (1.24)         0.53
                                               ----------   ----------    ----------   ----------    ----------   -----------
       Total from Investment Operations......        2.17        (1.59)         4.58        (0.29)        (0.66)         0.94
                                               ----------   ----------    ----------   ----------    ----------   -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.68)       (0.64)        (0.58)       (0.55)        (0.57)        (0.40)
                                               ----------   ----------    ----------   ----------    ----------   -----------
       Total Distributions...................       (0.68)       (0.64)        (0.58)       (0.55)        (0.57)        (0.40)
                                               ----------   ----------    ----------   ----------    ----------   -----------
Net Asset Value, End of Year.................  $    22.78   $    21.29    $    23.52   $    19.52    $    20.36   $     13.19
                                               ==========   ==========    ==========   ==========    ==========   ===========
Total Return.................................       10.38%       (6.97%)       23.79%       (1.30%)       (3.10%)        7.67%
                                               ----------   ----------    ----------   ----------    ----------   -----------
Net Assets, End of Year (thousands)..........  $5,356,475   $4,587,406    $4,723,090   $3,527,775    $3,150,334   $30,559,427
Ratio of Expenses to Average Net Assets......        0.23%        0.23%         0.25%        0.28%         0.29%         0.29%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...............................        0.24%        0.23%         0.25%        0.28%         0.29%         0.31%
Ratio of Net Investment Income to Average
  Net Assets.................................        3.22%        2.78%         2.72%        2.95%         2.71%         3.21%
Portfolio Turnover Rate......................           7%           8%           10%          10%           10%            6%
                                               ----------   ----------    ----------   ----------    ----------   -----------

                                                 INTERNATIONAL CORE EQUITY PORTFOLIO
                                              ----------------------------------------------------
                                               YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                              OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                              ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year........... $     14.23   $     11.58  $     11.69  $     12.15
                                              -----------   -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.38          0.34         0.32         0.32
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       (1.60)         2.63        (0.15)       (0.45)
                                              -----------   -----------  -----------  -----------
       Total from Investment Operations......       (1.22)         2.97         0.17        (0.13)
                                              -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.36)        (0.32)       (0.28)       (0.33)
                                              -----------   -----------  -----------  -----------
       Total Distributions...................       (0.36)        (0.32)       (0.28)       (0.33)
                                              -----------   -----------  -----------  -----------
Net Asset Value, End of Year................. $     12.65   $     14.23  $     11.58  $     11.69
                                              ===========   ===========  ===========  ===========
Total Return.................................       (8.79%)       26.02%        1.62%       (1.10%)
                                              -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands).......... $27,174,589   $25,443,968  $16,983,011  $14,420,568
Ratio of Expenses to Average Net Assets......        0.30%         0.30%        0.38%        0.38%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...............................        0.30%         0.32%        0.38%        0.38%
Ratio of Net Investment Income to Average
  Net Assets.................................        2.67%         2.62%        2.83%        2.63%
Portfolio Turnover Rate......................           4%            6%           2%           4%
                                              -----------   -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                GLOBAL SMALL COMPANY PORTFOLIO                INTERNATIONAL SMALL COMPANY PORTFOLIO
                              ---------------------------        ---------------------------------------------------------------
                                                     PERIOD
                               YEAR      YEAR       JAN 18,         YEAR          YEAR         YEAR         YEAR         YEAR
                               ENDED     ENDED     2017(A) TO       ENDED         ENDED        ENDED        ENDED        ENDED
                              OCT 31,   OCT 31,     OCT 31,        OCT 31,       OCT 31,      OCT 31,      OCT 31,      OCT 31,
                               2019      2018         2017          2019          2018         2017         2016         2015
                              -------  -------   ----------      -----------  -----------   -----------  -----------  ----------
Net Asset Value, Beginning
  of Period.................. $ 10.73  $ 11.53    $ 10.00        $     18.46  $     21.52   $     17.78  $     17.78  $    18.24
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss)..................    0.18     0.19       0.14               0.43         0.46          0.41         0.43        0.41
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized).........    0.27    (0.75)      1.39               0.58        (2.41)         4.13         0.48        0.12
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
       Total from
         Investment
         Operations..........    0.45    (0.56)      1.53               1.01        (1.95)         4.54         0.91        0.53
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment
     Income..................   (0.11)   (0.17)        --              (0.44)       (0.44)        (0.34)       (0.51)      (0.42)
   Net Realized Gains........      --    (0.07)        --              (0.82)       (0.67)        (0.46)       (0.40)      (0.57)
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
       Total
         Distributions.......   (0.11)   (0.24)        --              (1.26)       (1.11)        (0.80)       (0.91)      (0.99)
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Net Asset Value, End of
  Period..................... $ 11.07  $ 10.73    $ 11.53        $     18.21  $     18.46   $     21.52  $     17.78  $    17.78
                              =======  =======    =======        ===========  ===========   ===========  ===========  ==========
Total Return.................    4.29%   (5.02%)    15.30%(B)           6.44%       (9.54%)       26.54%        5.43%       3.30%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
Net Assets, End of Period
  (thousands)................ $41,286  $31,380    $15,021        $12,750,110  $12,656,204   $13,490,290  $10,387,361  $9,323,492
Ratio of Expenses to
  Average Net Assets
  *(C).......................    0.49%    0.49%      0.42%(D)(E)        0.54%        0.53%         0.53%        0.53%       0.54%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor)
  *(C).......................    0.93%    0.90%      1.14%(D)(E)        0.54%        0.53%         0.53%        0.53%       0.54%
Ratio of Net Investment
  Income to Average Net
  Assets.....................    1.69%    1.58%      1.74%(D)(E)        2.44%        2.18%         2.14%        2.47%       2.30%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses
  incurred by the Portfolio
  indirectly as a result of
  Portfolio's investment in
  Underlying Funds as
  follows:...................    0.27%    0.26%      0.27%              0.12%        0.12%         0.12%        0.13%       0.12%
                              -------  -------    -------        -----------  -----------   -----------  -----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       JAPANESE SMALL COMPANY PORTFOLIO
                                              -------------------------------------------------
                                                YEAR      YEAR       YEAR      YEAR      YEAR
                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                               OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                2019      2018       2017      2016      2015
                                              --------  --------   --------  --------  --------
Net Asset Value, Beginning of Year........... $  25.70  $  28.56   $  23.01  $  20.46  $  19.15
                                              --------  --------   --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............     0.45      0.43       0.37      0.32      0.25
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............     0.37     (2.59)      5.61      2.51      1.36
                                              --------  --------   --------  --------  --------
       Total from Investment Operations......     0.82     (2.16)      5.98      2.83      1.61
                                              --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.....................    (0.28)    (0.70)     (0.43)    (0.28)    (0.30)
   Net Realized Gains........................    (1.35)       --         --        --        --
                                              --------  --------   --------  --------  --------
       Total Distributions...................    (1.63)    (0.70)     (0.43)    (0.28)    (0.30)
                                              --------  --------   --------  --------  --------
Net Asset Value, End of Year................. $  24.89  $  25.70   $  28.56  $  23.01  $  20.46
                                              ========  ========   ========  ========  ========
Total Return.................................     4.01%    (7.82%)    26.56%    14.04%     8.62%
                                              --------  --------   --------  --------  --------
Net Assets, End of Year (thousands).......... $640,068  $622,650   $647,978  $509,413  $463,997
Ratio of Expenses to Average Net Assets (C)..     0.55%     0.53%      0.54%     0.54%     0.54%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C)..................     0.65%     0.63%      0.64%     0.64%     0.57%
Ratio of Net Investment Income to Average
  Net Assets.................................     1.91%     1.49%      1.50%     1.57%     1.27%
                                              --------  --------   --------  --------  --------

                                                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                              -------------------------------------------------
                                                YEAR      YEAR       YEAR      YEAR      YEAR
                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                               OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                2019      2018       2017      2016      2015
                                              --------  --------   --------  --------  --------
Net Asset Value, Beginning of Year........... $  20.83  $  23.71   $  21.27  $  19.06  $  22.88
                                              --------  --------   --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............     0.77      0.84       0.74      0.71      0.75
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............     0.19     (2.76)      2.45      2.24     (3.51)
                                              --------  --------   --------  --------  --------
       Total from Investment Operations......     0.96     (1.92)      3.19      2.95     (2.76)
                                              --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.....................    (0.68)    (0.96)     (0.75)    (0.74)    (1.06)
   Net Realized Gains........................       --        --         --        --        --
                                              --------  --------   --------  --------  --------
       Total Distributions...................    (0.68)    (0.96)     (0.75)    (0.74)    (1.06)
                                              --------  --------   --------  --------  --------
Net Asset Value, End of Year................. $  21.11  $  20.83   $  23.71  $  21.27  $  19.06
                                              ========  ========   ========  ========  ========
Total Return.................................     4.81%    (8.51%)    15.70%    16.18%   (12.19%)
                                              --------  --------   --------  --------  --------
Net Assets, End of Year (thousands).......... $340,649  $346,335   $332,153  $251,575  $200,270
Ratio of Expenses to Average Net Assets (C)..     0.57%     0.54%      0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C)..................     0.67%     0.64%      0.64%     0.64%     0.57%
Ratio of Net Investment Income to Average
  Net Assets.................................     3.65%     3.57%      3.41%     3.57%     3.67%
                                              --------  --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                UNITED KINGDOM SMALL COMPANY PORTFOLIO            CONTINENTAL SMALL COMPANY PORTFOLIO
                            ---------------------------------------------  -------------------------------------------------
                             YEAR      YEAR     YEAR      YEAR     YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                             ENDED     ENDED    ENDED     ENDED    ENDED     ENDED     ENDED      ENDED     ENDED     ENDED
                            OCT 31,   OCT 31,  OCT 31,   OCT 31,  OCT 31,   OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                             2019      2018     2017      2016     2015      2019      2018       2017      2016      2015
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Asset Value,
  Beginning of
  Year..................... $ 26.95  $ 32.67   $ 27.21  $ 35.50   $ 35.92  $  24.37  $  28.24   $  21.48  $  20.74  $  19.34
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Income from
  Investment
  Operations (A)
--------------
   Net Investment
     Income
     (Loss)................    0.76     0.85      0.87     1.18      1.06      0.55      0.61       0.45      0.43      0.43
   Net Gains
     (Losses) on
     Securities
     (Realized and
     Unrealized)...........    1.68    (3.65)     6.67    (6.55)     1.95      1.23     (3.68)      6.73      0.72      1.38
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
       Total from
         Investment
         Operations........    2.44    (2.80)     7.54    (5.37)     3.01      1.78     (3.07)      7.18      1.15      1.81
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment
     Income................   (0.47)   (0.79)    (0.93)   (1.29)    (1.05)    (0.51)    (0.59)     (0.42)    (0.41)    (0.41)
   Net Realized
     Gains.................   (1.07)   (2.13)    (1.15)   (1.63)    (2.38)    (0.80)    (0.21)        --        --        --
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
       Total
         Distributions.....   (1.54)   (2.92)    (2.08)   (2.92)    (3.43)    (1.31)    (0.80)     (0.42)    (0.41)    (0.41)
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Asset Value, End
  of Year.................. $ 27.85  $ 26.95   $ 32.67  $ 27.21   $ 35.50  $  24.84  $  24.37   $  28.24  $  21.48  $  20.74
                            =======  =======   =======  =======   =======  ========  ========   ========  ========  ========
Total Return...............   10.14%   (9.34%)   29.28%  (16.20%)    9.43%     7.94%   (11.14%)    33.68%     5.70%     9.37%
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------
Net Assets, End of
  Year
  (thousands).............. $26,540  $36,351   $45,177  $32,323   $35,637  $657,105  $645,651   $592,347  $292,117  $278,024
Ratio of Expenses to
  Average Net Assets
  (C)......................    0.59%    0.58%     0.59%    0.59%     0.58%     0.56%     0.54%      0.56%     0.54%     0.55%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived),
  (Expenses
  Reimbursed), and/
  or Previously
  Waived Fees
  Recovered by
  Advisor) (C).............    0.82%    0.68%     0.71%    0.71%     0.62%     0.66%     0.64%      0.66%     0.64%     0.58%
Ratio of Net
  Investment Income
  to Average Net
  Assets...................    2.92%    2.75%     2.93%    3.87%     2.99%     2.30%     2.16%      1.78%     2.08%     2.09%
                            -------  -------   -------  -------   -------  --------  --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                ----------------------------------------------------------------
                                                 YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year.............  $     4.85   $     5.07    $     5.23   $     5.27   $     5.63
                                                 ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................        0.20         0.22          0.21         0.20         0.19
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................        0.83        (0.22)         0.04        (0.15)       (0.22)
                                                 ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations........        1.03           --          0.25         0.05        (0.03)
                                                 ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.......................       (0.27)       (0.22)        (0.41)       (0.09)       (0.33)
   Net Realized Gains..........................          --           --            --           --           --
                                                 ----------   ----------    ----------   ----------   ----------
       Total Distributions.....................       (0.27)       (0.22)        (0.41)       (0.09)       (0.33)
                                                 ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year...................  $     5.61   $     4.85    $     5.07   $     5.23   $     5.27
                                                 ==========   ==========    ==========   ==========   ==========
Total Return...................................       22.54%       (0.24%)        5.46%        1.05%       (0.37%)
                                                 ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)............  $6,297,963   $5,442,507    $5,497,753   $4,181,623   $3,540,092
Ratio of Expenses to Average Net Assets *......        0.27%        0.28%         0.28%        0.28%        0.32%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *...............................        0.28%        0.28%         0.28%        0.28%        0.32%
Ratio of Net Investment Income to Average Net
  Assets.......................................        4.01%        4.27%         4.19%        3.71%        3.64%
Portfolio Turnover Rate........................           8%           5%            1%           1%           2%
                                                 ----------   ----------    ----------   ----------   ----------
* The Ratio of Expenses to Average Net Assets
  is inclusive of acquired fund fees and
  expenses incurred by the Portfolio
  indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:...         N/A          N/A           N/A          N/A          N/A
                                                 ----------   ----------    ----------   ----------   ----------

                                                                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                ---------------------------------------------------------------------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 OCT 31, 2019    OCT 31, 2018    OCT 31, 2017    OCT 31, 2016    OCT 31, 2015
                                                ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Year.............  $    10.71      $    10.90      $    10.84      $    10.59      $    10.63
                                                 ----------      ----------      ----------      ----------      ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................        0.34**          0.48            0.43            0.27            0.44
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................        2.16**         (0.26)           0.15            0.23           (0.09)
                                                 ----------      ----------      ----------      ----------      ----------
       Total from Investment Operations........        2.50            0.22            0.58            0.50            0.35
                                                 ----------      ----------      ----------      ----------      ----------
Less Distributions:
-------------------
   Net Investment Income.......................       (0.50)          (0.34)          (0.49)          (0.25)          (0.39)
   Net Realized Gains..........................         (--)          (0.07)          (0.03)             --              --
                                                 ----------      ----------      ----------      ----------      ----------
       Total Distributions.....................       (0.50)          (0.41)          (0.52)          (0.25)          (0.39)
                                                 ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Year...................  $    12.71      $    10.71      $    10.90      $    10.84      $    10.59
                                                 ==========      ==========      ==========      ==========      ==========
Total Return...................................       24.55%           1.91%           5.82%           4.87%           3.44%
                                                 ----------      ----------      ----------      ----------      ----------
Net Assets, End of Year (thousands)............  $9,269,011      $7,475,924      $6,753,782      $4,888,955      $4,059,916
Ratio of Expenses to Average Net Assets *......        0.24%(C)        0.24%(C)        0.24%(C)        0.24%(C)        0.27%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *...............................        0.35%(C)        0.35%(C)        0.37%(C)        0.38%(C)        0.45%(C)
Ratio of Net Investment Income to Average Net
  Assets.......................................        2.95%**         4.42%           4.03%           2.45%           4.16%
Portfolio Turnover Rate........................           0%              3%              2%              2%              1%
                                                 ----------      ----------      ----------      ----------      ----------
* The Ratio of Expenses to Average Net Assets
  is inclusive of acquired fund fees and
  expenses incurred by the Portfolio
  indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:...        0.13%           0.13%           0.15%           0.16%           0.22%
                                                 ----------      ----------      ----------      ----------      ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                    ----------------------------------------------------------------
                                                     YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                    ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................. $     19.24  $     23.51   $     19.31  $     19.44  $     19.55
                                                    -----------  -----------   -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................        0.45         0.47          0.39         0.44         0.38
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       (0.01)       (3.44)         4.72         0.29         0.22
                                                    -----------  -----------   -----------  -----------  -----------
       Total from Investment Operations............        0.44        (2.97)         5.11         0.73         0.60
                                                    -----------  -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income...........................       (0.48)       (0.56)        (0.29)       (0.58)       (0.37)
   Net Realized Gains..............................       (0.62)       (0.74)        (0.62)       (0.28)       (0.34)
                                                    -----------  -----------   -----------  -----------  -----------
       Total Distributions.........................       (1.10)       (1.30)        (0.91)       (0.86)       (0.71)
                                                    -----------  -----------   -----------  -----------  -----------
Net Asset Value, End of Year....................... $     18.58  $     19.24   $     23.51  $     19.31  $     19.44
                                                    ===========  ===========   ===========  ===========  ===========
Total Return.......................................        2.94%      (13.37%)       27.49%        4.09%        3.31%
                                                    -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)................ $13,428,084  $13,787,695   $16,162,471  $13,009,729  $12,577,575
Ratio of Expenses to Average Net Assets............        0.68%        0.68%         0.68%        0.68%        0.69%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))..........................        0.69%        0.68%         0.68%        0.68%        0.69%
Ratio of Net Investment Income to Average Net
  Assets...........................................        2.48%        2.10%         1.85%        2.38%        1.94%
Portfolio Turnover Rate............................          18%          23%           21%          19%          18%
                                                    -----------  -----------   -----------  -----------  -----------

                                                                  INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                    ----------------------------------------------------------------
                                                     YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                    ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year.................  $    11.74   $    13.33    $    10.78   $    10.76   $    11.26
                                                     ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................        0.33         0.32          0.28         0.28         0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................        0.24        (1.56)         2.57         0.05        (0.41)
                                                     ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations............        0.57        (1.24)         2.85         0.33        (0.13)
                                                     ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income...........................       (0.34)       (0.30)        (0.28)       (0.27)       (0.27)
   Net Realized Gains..............................       (0.35)       (0.05)        (0.02)       (0.04)       (0.10)
                                                     ----------   ----------    ----------   ----------   ----------
       Total Distributions.........................       (0.69)       (0.35)        (0.30)       (0.31)       (0.37)
                                                     ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year.......................  $    11.62   $    11.74    $    13.33   $    10.78   $    10.76
                                                     ==========   ==========    ==========   ==========   ==========
Total Return.......................................        5.49%       (9.52%)       26.83%        3.21%       (1.14%)
                                                     ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)................  $2,578,134   $2,441,217    $2,529,852   $1,856,474   $1,594,914
Ratio of Expenses to Average Net Assets............        0.50%        0.48%         0.49%        0.49%        0.50%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))..........................        0.50%        0.48%         0.49%        0.49%        0.50%
Ratio of Net Investment Income to Average Net
  Assets...........................................        2.94%        2.40%         2.36%        2.73%        2.50%
Portfolio Turnover Rate............................          17%          12%            5%           4%           8%
                                                     ----------   ----------    ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       INTERNATIONAL HIGH RELATIVE
                                         PROFITABILITY PORTFOLIO                    WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------        ----------------------------------------------------
                                                            PERIOD
                                     YEAR      YEAR        MAY 16,         YEAR        YEAR       YEAR      YEAR      YEAR
                                     ENDED     ENDED      2017(A) TO       ENDED       ENDED      ENDED     ENDED     ENDED
                                    OCT 31,   OCT 31,      OCT 31,        OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                     2019      2018          2017          2019        2018       2017      2016      2015
                                   --------  --------   ----------      --------     --------   --------  --------  --------
Net Asset Value, Beginning of
  Period.......................... $   9.71  $  10.68    $ 10.00        $  11.16     $  12.71   $  10.31  $  10.28  $  11.43
                                   --------  --------    -------        --------     --------   --------  --------  --------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................     0.27      0.26       0.08            0.35         0.34       0.31      0.31      0.30
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     1.00     (1.01)      0.66            0.04        (1.48)      2.33      0.03     (1.18)
                                   --------  --------    -------        --------     --------   --------  --------  --------
       Total from Investment
         Operations...............     1.27     (0.75)      0.74            0.39        (1.14)      2.64      0.34     (0.88)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..........    (0.24)    (0.22)     (0.06)          (0.35)       (0.41)     (0.24)    (0.31)    (0.27)
   Net Realized Gains.............       --        --      (0.23)             --           --         --        --        --
                                   --------  --------    -------        --------     --------   --------  --------  --------
       Total Distributions........    (0.24)    (0.22)     (0.06)          (0.58)       (0.41)     (0.24)    (0.31)    (0.27)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Net Asset Value, End of Period.... $  10.74  $   9.71    $ 10.68        $  10.97     $  11.16   $  12.71  $  10.31  $  10.28
                                   ========  ========    =======        ========     ========   ========  ========  ========
Total Return......................    13.19%    (7.20%)     7.38%(B)        3.75%       (9.22%)    25.97%     3.54%    (7.77%)
                                   --------  --------    -------        --------     --------   --------  --------  --------
Net Assets, End of Period
  (thousands)..................... $658,448  $266,868    $67,793        $302,369     $240,668   $246,551  $188,154  $155,301
Ratio of Expenses to Average
  Net Assets *....................     0.33%     0.35%      0.31%(D)(E)     0.54%(C)     0.52%      0.52%     0.53%     0.53%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......     0.34%     0.35%      0.65%(D)(E)     0.76%(C)     0.74%      0.75%     0.76%     0.75%
Ratio of Net Investment
  Income to Average Net Assets....     2.69%     2.41%      1.76%(D)(E)     3.25%        2.72%      2.69%     3.20%     2.69%
Portfolio Turnover Rate...........        9%        9%         2%(B)         N/A          N/A        N/A       N/A       N/A
                                   --------  --------    -------        --------     --------   --------  --------  --------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............      N/A       N/A        N/A            0.24%        0.24%      0.25%     0.26%     0.25%
                                   --------  --------    -------        --------     --------   --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                                ------------------------------------------------------
                                                                YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED  YEAR ENDED
                                                                 OCT 31,    OCT 31,     OCT 31,    OCT 31,     OCT 31,
                                                                   2019       2018        2017       2016        2015
                                                                ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Period...........................  $  12.52   $  15.06    $  12.04   $  11.44   $  12.08
                                                                 --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................................      0.32       0.31        0.28       0.25       0.23
   Net Gains (Losses) on Securities (Realized and Unrealized)..      0.26      (2.29)       3.01       0.55      (0.58)
                                                                 --------   --------    --------   --------   --------
       Total from Investment Operations........................      0.58      (1.98)       3.29       0.80      (0.35)
                                                                 --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income.......................................     (0.29)     (0.30)      (0.27)     (0.20)     (0.26)
   Net Realized Gains..........................................     (0.36)     (0.26)         --         --      (0.03)
                                                                 --------   --------    --------   --------   --------
       Total Distributions.....................................     (0.65)     (0.56)      (0.27)     (0.20)     (0.29)
                                                                 --------   --------    --------   --------   --------
Net Asset Value, End of Period.................................  $  12.45   $  12.52    $  15.06   $  12.04   $  11.44
                                                                 ========   ========    ========   ========   ========
Total Return...................................................      4.99%    (13.56%)     27.61%      7.18%     (2.88%)
                                                                 --------   --------    --------   --------   --------
Net Assets, End of Period (thousands)..........................  $533,046   $460,155    $466,504   $281,212   $227,731
Ratio of Expenses to Average Net Assets *......................      0.68%      0.66%       0.67%      0.76%      0.65%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/ or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)) *......      0.69%      0.66%       0.67%      0.77%      1.06%(C)
Ratio of Net Investment Income to Average Net Assets...........      2.58%      2.08%       2.04%      2.18%      1.95%
Portfolio Turnover Rate........................................        27%        24%         17%        28%         1%
                                                                 --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in
  Underlying Funds as follows:.................................       N/A        N/A         N/A        N/A       0.45%
                                                                 --------   --------    --------   --------   --------

                                                                              WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                -----------------------------------------------------------
                                                                YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED    YEAR ENDED
                                                                 OCT 31,      OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                                                   2019         2018        2017        2016          2015
                                                                ----------  ----------   ----------  ----------  ----------
Net Asset Value, Beginning of Period........................... $    10.65  $    12.15   $     9.93  $     9.83  $    10.49
                                                                ----------  ----------   ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................................       0.33        0.31         0.27        0.26        0.26
   Net Gains (Losses) on Securities (Realized and Unrealized)..       0.56       (1.52)        2.21        0.08       (0.72)
                                                                ----------  ----------   ----------  ----------  ----------
       Total from Investment Operations........................       0.89       (1.21)        2.48        0.34       (0.46)
                                                                ----------  ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.......................................      (0.32)      (0.29)       (0.26)      (0.24)      (0.20)
   Net Realized Gains..........................................      (0.05)         --           --          --          --
                                                                ----------  ----------   ----------  ----------  ----------
       Total Distributions.....................................      (0.37)      (0.29)       (0.26)      (0.24)      (0.20)
                                                                ----------  ----------   ----------  ----------  ----------
Net Asset Value, End of Period................................. $    11.17  $    10.65   $    12.15  $     9.93  $     9.83
                                                                ==========  ==========   ==========  ==========  ==========
Total Return...................................................       8.64%     (10.22%)      25.33%       3.58%      (4.50%)
                                                                ----------  ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands).......................... $3,719,313  $3,129,791   $2,805,367  $1,656,445  $1,170,828
Ratio of Expenses to Average Net Assets *......................       0.37%       0.39%        0.40%       0.47%       0.47%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/ or Previously Waived
  Fees Recovered by Advisor and (Fees Paid Indirectly)) *......       0.38%       0.37%        0.40%       0.47%       0.52%(C)
Ratio of Net Investment Income to Average Net Assets...........       3.02%       2.56%        2.48%       2.67%       2.54%
Portfolio Turnover Rate........................................          8%          4%           4%          1%          1%
                                                                ----------  ----------   ----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in
  Underlying Funds as follows:.................................        N/A         N/A          N/A         N/A        0.03%
                                                                ----------  ----------   ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 WORLD CORE EQUITY PORTFOLIO
                                                   ------------------------------------------------------
                                                   YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED YEAR ENDED
                                                    OCT 31,    OCT 31,     OCT 31,    OCT 31,    OCT 31,
                                                      2019       2018        2017       2016       2015
                                                   ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Year................  $  15.40   $  16.06    $  13.14   $  12.94   $  13.33
                                                    --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.35       0.31        0.29       0.27       0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      1.13      (0.64)       2.98       0.20      (0.35)
                                                    --------   --------    --------   --------   --------
       Total from Investment Operations...........      1.48      (0.33)       3.27       0.47      (0.09)
                                                    --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.35)     (0.30)      (0.30)     (0.26)     (0.26)
   Net Realized Gains.............................     (0.11)     (0.03)      (0.05)     (0.01)     (0.04)
                                                    --------   --------    --------   --------   --------
       Total Distributions........................     (0.46)     (0.33)      (0.35)     (0.27)     (0.30)
                                                    --------   --------    --------   --------   --------
Net Asset Value, End of Year......................  $  16.42   $  15.40    $  16.06   $  13.14   $  12.94
                                                    ========   ========    ========   ========   ========
Total Return......................................      9.94%     (2.16%)     25.14%      3.73%     (0.61%)
                                                    --------   --------    --------   --------   --------
Net Assets, End of Year (thousands)...............  $879,553   $741,512    $546,891   $370,229   $202,655
Ratio of Expenses to Average Net Assets *(C)......      0.33%      0.35%       0.35%      0.35%      0.35%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(C)......................      0.60%      0.59%       0.60%      0.64%      0.65%
Ratio of Net Investment Income to Average Net
  Assets..........................................      2.23%      1.89%       1.95%      2.14%      1.95%
                                                    --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.27%      0.27%       0.28%      0.31%      0.32%
                                                    --------   --------    --------   --------   --------

                                                          SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                   ------------------------------------------------------
                                                   YEAR ENDED YEAR ENDED  YEAR ENDED YEAR ENDED YEAR ENDED
                                                    OCT 31,    OCT 31,     OCT 31,    OCT 31,    OCT 31,
                                                      2019       2018        2017       2016       2015
                                                   ---------- ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Year................  $  15.71   $  16.52    $  13.67   $  13.50   $  14.20
                                                    --------   --------    --------   --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.35       0.31        0.29       0.26       0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      1.12      (0.66)       2.98       0.30      (0.34)
                                                    --------   --------    --------   --------   --------
       Total from Investment Operations...........      1.47      (0.35)       3.27       0.56      (0.07)
                                                    --------   --------    --------   --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.44)     (0.27)      (0.30)     (0.35)     (0.42)
   Net Realized Gains.............................     (0.20)     (0.19)      (0.12)     (0.04)     (0.21)
                                                    --------   --------    --------   --------   --------
       Total Distributions........................     (0.64)     (0.46)      (0.42)     (0.39)     (0.63)
                                                    --------   --------    --------   --------   --------
Net Asset Value, End of Year......................  $  16.54   $  15.71    $  16.52   $  13.67   $  13.50
                                                    ========   ========    ========   ========   ========
Total Return......................................     10.10%     (2.28%)     24.54%      4.32%     (0.34%)
                                                    --------   --------    --------   --------   --------
Net Assets, End of Year (thousands)...............  $375,832   $403,195    $402,204   $289,904   $245,106
Ratio of Expenses to Average Net Assets *(C)......      0.37%      0.34%       0.35%      0.35%      0.40%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(C)......................      0.63%      0.60%       0.62%      0.64%      0.66%
Ratio of Net Investment Income to Average Net
  Assets..........................................      2.25%      1.87%       1.90%      2.03%      1.93%
                                                    --------   --------    --------   --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.30%      0.29%       0.29%      0.32%      0.33%
                                                    --------   --------    --------   --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS PORTFOLIO
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................  $    25.46   $    29.55    $    24.12   $    22.17   $    26.64
                                                    ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.73         0.61          0.49         0.45         0.49
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................        2.05        (4.14)         5.43         1.95        (4.54)
                                                    ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations...........        2.78        (3.53)         5.92         2.40        (4.05)
                                                    ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.68)       (0.56)        (0.49)       (0.45)       (0.42)
   Net Realized Gains.............................          --           --            --           --           --
                                                    ----------   ----------    ----------   ----------   ----------
       Total Distributions........................       (0.68)       (0.56)        (0.49)       (0.45)       (0.42)
                                                    ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year......................  $    27.56   $    25.46    $    29.55   $    24.12   $    22.17
                                                    ==========   ==========    ==========   ==========   ==========
Total Return......................................       11.06%      (12.14%)       24.83%       11.01%      (15.24%)
                                                    ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $5,968,318   $5,394,188    $6,632,914   $4,915,400   $4,321,530
Ratio of Expenses to Average Net Assets (C).......        0.48%        0.47%         0.50%        0.56%        0.57%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C).......................        0.58%        0.57%         0.60%        0.66%        0.60%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.70%        2.08%         1.88%        2.04%        1.97%
                                                    ----------   ----------    ----------   ----------   ----------

                                                                  EMERGING MARKETS SMALL CAP PORTFOLIO
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Net Asset Value, Beginning of Year................  $    18.72   $    23.49    $    20.39   $    18.51   $    21.42
                                                    ----------   ----------    ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.48         0.53          0.49         0.45         0.43
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................        1.87        (4.22)         3.58         2.04        (2.53)
                                                    ----------   ----------    ----------   ----------   ----------
       Total from Investment Operations...........        2.35        (3.69)         4.07         2.49        (2.10)
                                                    ----------   ----------    ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.46)       (0.53)        (0.51)       (0.47)       (0.41)
   Net Realized Gains.............................       (0.54)       (0.55)        (0.46)       (0.14)       (0.40)
                                                    ----------   ----------    ----------   ----------   ----------
       Total Distributions........................       (1.00)       (1.08)        (0.97)       (0.61)       (0.81)
                                                    ----------   ----------    ----------   ----------   ----------
Net Asset Value, End of Year......................  $    20.07   $    18.72    $    23.49   $    20.39   $    18.51
                                                    ==========   ==========    ==========   ==========   ==========
Total Return......................................       12.96%      (16.45%)       21.00%       13.96%       (9.88%)
                                                    ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $6,423,859   $6,304,406    $7,249,717   $5,459,509   $4,845,174
Ratio of Expenses to Average Net Assets (C).......        0.72%        0.70%         0.73%        0.72%        0.73%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C).......................        0.92%        0.90%         0.93%        0.92%        0.78%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.44%        2.31%         2.32%        2.43%        2.16%
                                                    ----------   ----------    ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         EMERGING MARKETS VALUE
                                                                                       PORTFOLIO-CLASS R2 SHARES
                                                                             --------------------------------------------
                                                                              YEAR      YEAR     YEAR     YEAR      YEAR
                                                                              ENDED     ENDED    ENDED    ENDED     ENDED
                                                                             OCT 31,   OCT 31,  OCT 31,  OCT 31,   OCT 31,
                                                                              2019      2018     2017     2016      2015
                                                                             -------  -------   -------  -------  -------
Net Asset Value, Beginning of Year.......................................... $ 26.64  $ 30.13   $ 24.71  $ 22.18  $ 27.79
                                                                             -------  -------   -------  -------  -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............................................    0.63     0.63      0.31     0.46     0.49
   Net Gains (Losses) on Securities (Realized and Unrealized)...............    0.56    (3.48)     5.60     2.75    (5.61)
                                                                             -------  -------   -------  -------  -------
       Total from Investment Operations.....................................    1.19    (2.85)     5.91     3.21    (5.12)
                                                                             -------  -------   -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income....................................................   (0.67)   (0.64)    (0.49)   (0.68)   (0.49)
                                                                             -------  -------   -------  -------  -------
       Total Distributions..................................................   (0.67)   (0.64)    (0.49)   (0.68)   (0.49)
                                                                             -------  -------   -------  -------  -------
Net Asset Value, End of Year................................................ $ 27.16  $ 26.64   $ 30.13  $ 24.71  $ 22.18
                                                                             =======  =======   =======  =======  =======
Total Return................................................................    4.57%   (9.66%)   24.11%   14.98%  (18.49%)
                                                                             -------  -------   -------  -------  -------
Net Assets, End of Year (thousands)......................................... $29,146  $25,150   $31,198  $97,923  $74,076
Ratio of Expenses to Average Net Assets (C).................................    0.81%    0.80%     0.81%    0.81%    0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees
  Paid Indirectly)(C).......................................................    0.91%    0.90%     0.91%    0.91%    0.84%
Ratio of Net Investment Income to Average Net Assets........................    2.29%    2.07%     1.19%    2.08%    1.93%
                                                                             -------  -------   -------  -------  -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                         ----------------------------------------------------------------
                                                            YEAR          YEAR         YEAR         YEAR          YEAR
                                                            ENDED         ENDED        ENDED        ENDED         ENDED
                                                           OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                            2019          2018         2017         2016          2015
                                                         -----------  -----------   -----------  -----------  -----------
Net Asset Value, Beginning of Year...................... $     26.81  $     30.32   $     24.84  $     22.22  $     27.81
                                                         -----------  -----------   -----------  -----------  -----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss).........................        0.70         0.73          0.61         0.51         0.54
   Net Gains (Losses) on Securities (Realized and
     Unrealized)........................................        0.57        (3.53)         5.40         2.77        (5.60)
                                                         -----------  -----------   -----------  -----------  -----------
       Total from Investment Operations.................        1.27        (2.80)         6.01         3.28        (5.06)
                                                         -----------  -----------   -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income................................       (0.74)       (0.71)        (0.53)       (0.66)       (0.53)
                                                         -----------  -----------   -----------  -----------  -----------
       Total Distributions..............................       (0.74)       (0.71)        (0.53)       (0.66)       (0.53)
                                                         -----------  -----------   -----------  -----------  -----------
Net Asset Value, End of Year............................ $     27.34  $     26.81   $     30.32  $     24.84  $     22.22
                                                         ===========  ===========   ===========  ===========  ===========
Total Return............................................        4.83%       (9.45%)       24.41%       15.23%      (18.27%)
                                                         -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $17,161,936  $16,431,410   $19,383,230  $16,304,321  $14,834,888
Ratio of Expenses to Average Net Assets (C).............        0.56%        0.54%         0.57%        0.56%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
Waived Fees Recovered by Advisor and (Fees Paid
  Indirectly)) (C)......................................        0.66%        0.64%         0.67%        0.66%        0.59%
Ratio of Net Investment Income to Average Net Assets....        2.54%        2.37%         2.23%        2.31%        2.12%
                                                         -----------  -----------   -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                   EMERGING
                                                                                                                   MARKETS
                                                                                                                   TARGETED
                                                                                                                    VALUE
                                                           EMERGING MARKETS CORE EQUITY PORTFOLIO                 PORTFOLIO
                                             ----------------------------------------------------------------   ----------
                                                                                                                    PERIOD
                                                YEAR          YEAR         YEAR         YEAR          YEAR         NOV 14,
                                                ENDED         ENDED        ENDED        ENDED         ENDED       2018(A) TO
                                               OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                2019          2018         2017         2016          2015           2019
                                             -----------  -----------   -----------  -----------  -----------   ----------
Net Asset Value, Beginning of Year.......... $     18.95  $     22.38   $     18.40  $     16.81  $     20.08    $  10.00
                                             -----------  -----------   -----------  -----------  -----------    --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.53         0.50          0.42         0.37         0.39        0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        1.64        (3.47)         3.95         1.59        (3.29)       0.20
                                             -----------  -----------   -----------  -----------  -----------    --------
       Total from Investment Operations.....        2.17        (2.97)         4.37         1.96        (2.90)       0.44
                                             -----------  -----------   -----------  -----------  -----------    --------
Less Distributions:
-------------------
   Net Investment Income....................       (0.53)       (0.46)        (0.39)       (0.37)       (0.37)      (0.01)
                                             -----------  -----------   -----------  -----------  -----------    --------
       Total Distributions..................       (0.53)       (0.46)        (0.39)       (0.37)       (0.37)      (0.01)
                                             -----------  -----------   -----------  -----------  -----------    --------
Net Asset Value, End of Year................ $     20.59  $     18.95   $     22.38  $     18.40  $     16.81    $  10.43
                                             ===========  ===========   ===========  ===========  ===========    ========
Total Return................................       11.61%      (13.48%)       24.02%       11.87%      (14.49%)      4.38%(B)
                                             -----------  -----------   -----------  -----------  -----------    --------
Net Assets, End of Year (thousands)......... $28,622,610  $25,372,759   $27,085,722  $18,712,966  $14,856,878    $114,360
Ratio of Expenses to Average Net Assets.....        0.52%        0.52%         0.55%        0.61%        0.62%       0.85%(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.53%        0.52%         0.56%        0.61%        0.62%       0.95%(D)(E)
Ratio of Net Investment Income to
  Average Net Assets........................        2.62%        2.25%         2.08%        2.20%        2.06%       2.30%(D)(E)
Portfolio Turnover Rate.....................           4%           4%            4%           3%           5%         12%(B)
                                             -----------  -----------   -----------  -----------  -----------    --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, of which twenty-three (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2019, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FEEDER FUNDS                                       MASTER/UNDERLYING FUNDS                            AT 10/31/19
------------                                       -----------------------                            -----------
Japanese Small Company Portfolio                   The Japanese Small Company Series                      17%
Asia Pacific Small Company Portfolio               The Asia Pacific Small Company Series                  21%
United Kingdom Small Company Portfolio             The United Kingdom Small Company Series                 1%
Continental Small Company Portfolio                The Continental Small Company Series                   12%
Emerging Markets Portfolio                         The Emerging Markets Series                            99%
Emerging Markets Small Cap Portfolio               The Emerging Markets Small Cap Series                  99%
Emerging Markets Value Portfolio                   Dimensional Emerging Markets Value Fund                98%

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUNDS OF FUNDS                                     UNDERLYING FUNDS                                   AT 10/31/19
--------------                                     ----------------                                   -----------
International Small Company Portfolio              The Continental Small Company Series                   87%
                                                   The Japanese Small Company Series                      83%
                                                   The United Kingdom Small Company Series                97%
                                                   The Asia Pacific Small Company Series                  79%
                                                   The Canadian Small Company Series                      97%

Global Small Company Portfolio                     U.S. Small Cap Portfolio                               --
                                                   The Continental Small Company Series                   --
                                                   The Japanese Small Company Series                      --
                                                   The Asia Pacific Small Company Series                  --
                                                   The Canadian Small Company Series                      --

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUNDS OF FUNDS                                     UNDERLYING FUNDS                                   AT 10/31/19
--------------                                     ----------------                                   -----------
                                                   The Emerging Markets Small Cap Series                  --
                                                   The United Kingdom Small Company Series                --

DFA Global Real Estate Securities Portfolio*       DFA Real Estate Securities Portfolio                   12%
                                                   DFA International Real Estate Securities Portfolio     52%

World ex U.S. Value Portfolio                      Dimensional Emerging Markets Value Fund                --
                                                   DFA International Small Cap Value Portfolio            --
                                                   The DFA International Value Series                     --

World Core Equity Portfolio                        U.S. Core Equity 1 Portfolio                            2%
                                                   International Core Equity Portfolio                     1%
                                                   Emerging Markets Core Equity Portfolio                 --

Selectively Hedged Global Equity Portfolio         U.S. Core Equity 2 Portfolio                            1%
                                                   International Core Equity Portfolio                    --
                                                   Emerging Markets Core Equity Portfolio                 --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January

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

following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio........................................ 0.20%
International Core Equity Portfolio...................................... 0.27%
Global Small Company Portfolio........................................... 0.45%
International Small Company Portfolio.................................... 0.40%
Japanese Small Company Portfolio......................................... 0.50%
Asia Pacific Small Company Portfolio..................................... 0.50%
United Kingdom Small Company Portfolio................................... 0.50%
Continental Small Company Portfolio...................................... 0.50%
DFA International Real Estate Securities Portfolio....................... 0.25%
DFA Global Real Estate Securities Portfolio.............................. 0.20%

DFA International Small Cap Value Portfolio.............................. 0.65%
International Vector Equity Portfolio.................................... 0.45%
International High Relative Profitability Portfolio...................... 0.25%
World ex U.S. Value Portfolio............................................ 0.47%
World ex U.S. Targeted Value Portfolio................................... 0.58%
World ex U.S. Core Equity Portfolio...................................... 0.32%
World Core Equity Portfolio.............................................. 0.30%
Selectively Hedged Global Equity Portfolio............................... 0.30%
Emerging Markets Portfolio............................................... 0.42%
Emerging Markets Small Cap Portfolio..................................... 0.65%
Emerging Markets Value Portfolio......................................... 0.50%
Emerging Markets Core Equity Portfolio................................... 0.47%
Emerging Markets Targeted Value Portfolio................................ 0.70%

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for a Portfolio. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                                             NET WAIVED
                                                                                            FEES/EXPENSES  PREVIOUSLY
                                                                                               ASSUMED       WAIVED
                                                                               RECOVERY OF   (RECOVERED   FEES/EXPENSES
                                                                               PREVIOUSLY    PREVIOUSLY      ASSUMED
                                                         EXPENSE     TOTAL       WAIVED     WAIVED FEES/   SUBJECT TO
                                                        LIMITATION MANAGEMENT FEES/EXPENSES   EXPENSES       FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT   FEE LIMIT     ASSUMED      ASSUMED)      RECOVERY
--------------------------                              ---------- ---------- ------------- ------------- -------------
Large Cap International Portfolio (1)..................    0.24%       --           --             --            --
International Core Equity Portfolio (1)................    0.30%       --         $888         $2,060        $4,102
Global Small Company Portfolio (2).....................    0.49%       --           --            153           315
International Small Company Portfolio (3)..............    0.45%       --           --             --            --

                                                                                               NET WAIVED
                                                                                              FEES/EXPENSES  PREVIOUSLY
                                                                                                 ASSUMED       WAIVED
                                                                                 RECOVERY OF   (RECOVERED   FEES/EXPENSES
                                                                                 PREVIOUSLY    PREVIOUSLY      ASSUMED
                                                           EXPENSE     TOTAL       WAIVED     WAIVED FEES/   SUBJECT TO
                                                          LIMITATION MANAGEMENT FEES/EXPENSES   EXPENSES       FUTURE
INSTITUTIONAL CLASS SHARES                                  AMOUNT   FEE LIMIT     ASSUMED      ASSUMED)      RECOVERY
--------------------------                                ---------- ---------- ------------- ------------- -------------
Japanese Small Company Portfolio (4).....................    0.47%      0.50%         --         $   583            --
Asia Pacific Small Company Portfolio (4).................    0.47%      0.50%         --             346            --
United Kingdom Small Company Portfolio (4)...............    0.47%      0.50%         --              71       $    55
Continental Small Company Portfolio (4)..................    0.47%      0.50%         --             624            --
DFA International Real Estate Securities Portfolio (5)...    0.29%        --          --              --            --
DFA Global Real Estate Securities Portfolio (6)..........    0.24%        --          --           8,900        24,189
International Vector Equity Portfolio (1)................    0.60%        --          --              --            --
International High Relative Profitability Portfolio (2)..    0.35%        --         $75             (47)           25
World ex U.S. Value Portfolio (7)........................    0.60%        --          --             580            --
World ex U.S. Targeted Value Portfolio (8)...............    0.80%        --          --              --            --
World ex U.S. Core Equity Portfolio (9)..................    0.39%        --           9              (9)           --
World Core Equity Portfolio (10).........................    0.32%        --           3           2,212           282
Selectively Hedged Global Equity Portfolio (11)..........    0.40%        --          --           1,051            --
Emerging Markets Portfolio (12)..........................    0.49%      0.42%         --           5,789            --
Emerging Markets Small Cap Portfolio (13)................      --       0.65%         --          13,259            --
Emerging Markets Value Portfolio (13)....................      --       0.50%         --          17,406            --
Emerging Markets Core Equity Portfolio (1)...............    0.54%        --          --              --            --
Emerging Markets Targeted Value Portfolio (2)............    0.85%        --           1             104           104

CLASS R2 SHARES
---------------
Emerging Markets Value Portfolio (14)....................    0.96%      0.50%         --              28            --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(3)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(4)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(5)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(6)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.
(7)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

(8)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(9)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(10)Effective February 28, 2019, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis. Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(11)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(12)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(13)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                                 FEES PAID
                                                                 INDIRECTLY
                                                                 ----------
    Large Cap International Portfolio...........................   $  413
    International Core Equity Portfolio.........................    2,330
    DFA International Real Estate Securities Portfolio..........      485
    DFA International Small Cap Value Portfolio.................    1,566
    International Vector Equity Portfolio.......................      110
    International High Relative Profitability Portfolio.........       95
    World ex U.S. Targeted Value Portfolio......................       50
    World ex U.S. Core Equity Portfolio.........................      214
    Emerging Markets Core Equity Portfolio......................    4,465
    Emerging Markets Targeted Value Portfolio...................        5

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amount paid by the Fund to the CCO was $312 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

       Large Cap International Portfolio........................... $119
       International Core Equity Portfolio.........................  455
       Global Small Company Portfolio..............................   --
       International Small Company Portfolio.......................  348
       Japanese Small Company Portfolio............................   15
       Asia Pacific Small Company Portfolio........................    9
       United Kingdom Small Company Portfolio......................    2
       Continental Small Company Portfolio.........................   10
       DFA International Real Estate Securities Portfolio..........  100
       DFA Global Real Estate Securities Portfolio.................  104
       DFA International Small Cap Value Portfolio.................  474
       International Vector Equity Portfolio.......................   43
       International High Relative Profitability Portfolio.........    1
       World ex U.S. Value Portfolio...............................    4

       World ex U.S. Targeted Value Portfolio...................... $  5
       World ex U.S. Core Equity Portfolio.........................   28
       World Core Equity Portfolio.................................    6
       Selectively Hedged Global Equity Portfolio..................    5
       Emerging Markets Portfolio..................................  160
       Emerging Markets Small Cap Portfolio........................  147
       Emerging Markets Value Portfolio............................  616
       Emerging Markets Core Equity Portfolio......................  470
       Emerging Markets Targeted Value Portfolio...................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Portfolios transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                       PURCHASES    SALES
                                                       ---------- ----------
Large Cap International Portfolio..................... $  797,677 $  368,720
International Core Equity Portfolio................... $3,989,625 $1,739,827
DFA International Real Estate Securities Portfolio.... $  475,844 $  520,275
DFA Global Real Estate Securities Portfolio........... $  250,177 $       14
DFA International Small Cap Value Portfolio........... $2,291,033 $2,475,792
International Vector Equity Portfolio................. $  505,198 $  422,659
International High Relative Profitability Portfolio... $  380,726 $   40,048
World ex U.S. Targeted Value Portfolio................ $  200,215 $  136,380
World ex U.S. Core Equity Portfolio................... $  704,167 $  274,457
Emerging Markets Core Equity Portfolio................ $2,181,887 $1,190,281
Emerging Markets Targeted Value Portfolio............. $  123,928 $   12,346

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
LARGE CAP
  INTERNATIONAL
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  206,350  $1,523,812 $1,548,928    $(11)        $ 26      $  181,249     15,664    $ 4,390       --
                     ----------  ---------- ----------    ----         ----      ----------    -------    -------       --
TOTAL                $  206,350  $1,523,812 $1,548,928    $(11)        $ 26      $  181,249     15,664    $ 4,390       --
                     ==========  ========== ==========    ====         ====      ==========    =======    =======       ==
INTERNATIONAL CORE
  EQUITY PORTFOLIO
The DFA Short Term
  Investment Fund    $1,604,446  $6,642,549 $6,893,594    $ (2)        $112      $1,353,511    116,974    $36,065       --
                     ----------  ---------- ----------    ----         ----      ----------    -------    -------       --
TOTAL                $1,604,446  $6,642,549 $6,893,594    $ (2)        $112      $1,353,511    116,974    $36,065       --
                     ==========  ========== ==========    ====         ====      ==========    =======    =======       ==

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
GLOBAL SMALL
  COMPANY PORTFOLIO
U.S. Small Cap
  Portfolio          $   17,009  $    7,876 $    1,973  $   (342)    $    (86)   $   22,484        665    $    202     $587
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   17,009  $    7,876 $    1,973  $   (342)    $    (86)   $   22,484        665    $    202     $587
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA INTERNATIONAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  214,317  $2,014,381 $2,042,317  $     (4)    $     16    $  186,393     16,109    $  4,046       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  214,317  $2,014,381 $2,042,317  $     (4)    $     16    $  186,393     16,109    $  4,046       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA GLOBAL REAL
  ESTATE SECURITIES
  PORTFOLIO
DFA International
  Real Estate
  Securities
  Portfolio          $2,584,363  $  513,728 $  233,238  $(26,143)    $458,889    $3,297,599    587,807    $148,006       --
DFA Real Estate
  Securities
  Portfolio           1,355,084          --    285,830    63,232      182,783     1,315,269     31,391      30,010       --
The DFA Short Term
  Investment Fund        89,035     708,223    686,118         7            5       111,152      9,606       2,195       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $4,028,482  $1,221,951 $1,205,186  $ 37,096     $641,677    $4,724,020    628,804    $180,211       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
DFA INTERNATIONAL
  SMALL CAP VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  948,096  $2,078,700 $2,233,507        --     $     70    $  793,359     68,564    $ 18,728       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  948,096  $2,078,700 $2,233,507        --     $     70    $  793,359     68,564    $ 18,728       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
INTERNATIONAL
  VECTOR EQUITY
  PORTFOLIO
The DFA Short Term
  Investment Fund    $  166,426  $  536,525 $  570,256        --     $     12    $  132,707     11,469    $  3,437       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $  166,426  $  536,525 $  570,256        --     $     12    $  132,707     11,469    $  3,437       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
INTERNATIONAL HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short Term
  Investment Fund    $   12,685  $  176,798 $  163,515        --     $      2    $   25,970      2,244          --       --
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   12,685  $  176,798 $  163,515        --     $      2    $   25,970      2,244          --       --
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====
WORLD EX U.S. VALUE
  PORTFOLIO
DFA International
  Small Cap Value
  Portfolio          $   23,071  $   10,634 $    4,296  $   (802)    $    479    $   29,086      1,565    $    651     $766
                     ----------  ---------- ----------  --------     --------    ----------    -------    --------     ----
TOTAL                $   23,071  $   10,634 $    4,296  $   (802)    $    479    $   29,086      1,565    $    651     $766
                     ==========  ========== ==========  ========     ========    ==========    =======    ========     ====

                                                           NET       CHANGE IN
                     BALANCE AT                         REALIZED    UNREALIZED   BALANCE AT  SHARES AS OF
                     OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS) APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND CAPITAL GAIN
                        2018      AT COST   FROM SALES  ON SALES   DEPRECIATION     2019         2019      INCOME  DISTRIBUTIONS
                     ----------- ---------- ---------- ----------- ------------- ----------- ------------ -------- -------------
WORLD EX U.S.
  TARGETED VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund     $  4,659   $   12,483 $   14,346        --      $     1     $  2,797         242    $    78         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $  4,659   $   12,483 $   14,346        --      $     1     $  2,797         242    $    78         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
WORLD EX U.S. CORE
  EQUITY PORTFOLIO
The DFA Short Term
  Investment Fund     $130,312   $  605,099 $  626,286        --      $    10     $109,135       9,432    $ 3,195         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $130,312   $  605,099 $  626,286        --      $    10     $109,135       9,432    $ 3,195         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
WORLD CORE EQUITY
  PORTFOLIO
U.S. Core Equity 1
  Portfolio           $404,139   $   73,126 $   37,289   $(1,592)     $42,473     $480,857      19,460    $ 7,462     $2,509
International Core
  Equity Portfolio     255,226       52,285     22,374    (2,588)      16,026      298,575      22,636      8,691         --
Emerging Markets
  Core Equity
  Portfolio             81,772       21,753     10,637    (1,440)       8,633      100,081       4,861      2,485         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $741,137   $  147,164 $   70,300   $(5,620)     $67,132     $879,513      46,957    $18,638     $2,509
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
SELECTIVELY HEDGED
  GLOBAL EQUITY
  PORTFOLIO
U.S. Core Equity 2
  Portfolio           $181,750   $   32,059 $   39,953   $  (438)     $13,250     $186,668       8,238    $ 3,217     $1,971
International Core
  Equity Portfolio     130,496       13,168     28,865    (2,676)       7,219      119,342       9,048      4,049         --
Emerging Markets
  Core Equity
  Portfolio             66,401        6,937     14,522    (1,656)       6,905       64,065       3,111      1,776         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $378,647   $   52,164 $   83,340   $(4,770)     $27,374     $370,075      20,397    $ 9,042     $1,971
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
EMERGING MARKETS
  CORE EQUITY
  PORTFOLIO
The DFA Short Term
  Investment Fund     $733,703   $3,342,834 $3,403,116   $    (2)     $    58     $673,477      58,204    $19,222         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                 $733,703   $3,342,834 $3,403,116   $    (2)     $    58     $673,477      58,204    $19,222         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======
EMERGING MARKETS
  TARGETED VALUE
  PORTFOLIO
The DFA Short Term
  Investment Fund           --   $   11,477 $   10,818        --           --     $    659          57         --         --
                      --------   ---------- ----------   -------      -------     --------      ------    -------     ------
TOTAL                       --   $   11,477 $   10,818        --           --     $    659          57         --         --
                      ========   ========== ==========   =======      =======     ========      ======    =======     ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                    -------------- ------------- ---------- --------
Large Cap International Portfolio
2018...............................................    $132,270            --        --     $132,270
2019...............................................     155,698            --        --      155,698
International Core Equity Portfolio
2018...............................................     711,406            --        --      711,406
2019...............................................     907,539            --        --      907,539
Global Small Company Portfolio
2018...............................................         269      $     81        --          350
2019...............................................         308            --        --          308
International Small Company Portfolio
2018...............................................     335,310       375,728        --      711,038
2019...............................................     339,853       517,619        --      857,472
Japanese Small Company Portfolio
2018...............................................      15,937            --        --       15,937
2019...............................................       6,623        32,764        --       39,387
Asia Pacific Small Company Portfolio
2018...............................................      13,370            --        --       13,370
2019...............................................      11,260            --        --       11,260
United Kingdom Small Company Portfolio
2018...............................................       1,616         2,308        --        3,924
2019...............................................         540         1,437        --        1,977
Continental Small Company Portfolio
2018...............................................      15,452         4,962        --       20,414
2019...............................................      14,187        19,027        --       33,214
DFA International Real Estate Securities Portfolio
2018...............................................     241,977            --        --      241,977
2019...............................................     302,662            --        --      302,662

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                     -------------- ------------- ---------- --------
DFA Global Real Estate Securities Portfolio
2018................................................    $212,543      $ 42,954        --     $255,497
2019................................................     311,682        40,223        --      351,905
DFA International Small Cap Value Portfolio
2018................................................     418,957       477,828        --      896,785
2019................................................     346,113       429,956        --      776,069
International Vector Equity Portfolio
2018................................................      59,115        10,130        --       69,245
2019................................................      75,474        72,426        --      147,900
International High Relative Profitability Portfolio
2018................................................       3,960            --        --        3,960
2019................................................      11,023            --        --       11,023
World ex U.S. Value Portfolio
2018................................................       8,118            --        --        8,118
2019................................................       8,654         5,062        --       13,716
World ex U.S. Targeted Value Portfolio
2018................................................      10,452         8,307        --       18,759
2019................................................      12,161        11,822        --       23,983
World ex U.S. Core Equity Portfolio
2018................................................      75,944            --        --       75,944
2019................................................     100,766        15,900        --      116,666
World Core Equity Portfolio
2018................................................      13,426         1,076        --       14,502
2019................................................      18,739         4,773        --       23,512
Selectively Hedged Global Equity Portfolio
2018................................................       8,085         3,086        --       11,171
2019................................................      12,345         4,519        --       16,864
Emerging Markets Portfolio
2018................................................     115,293            --        --      115,293
2019................................................     145,647            --        --      145,647
Emerging Markets Small Cap Portfolio
2018................................................     194,789       145,194        --      339,983
2019................................................     153,182       173,892        --      327,074
Emerging Markets Value Portfolio
2018................................................     439,431            --        --      439,431
2019................................................     459,380            --        --      459,380
Emerging Markets Core Equity Portfolio
2018................................................     593,704            --        --      593,704
2019................................................     730,829            --        --      730,829
Emerging Markets Targeted Value Portfolio
2019................................................          64            --        --           64

   Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the year ended October 31, 2018.

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM
                                                      CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                      -------------- ------------- --------
Large Cap International Portfolio....................    $ (5,785)           --    $ (5,785)
International Core Equity Portfolio..................     (39,526)           --     (39,526)
Global Small Company Portfolio.......................         (33)           --         (33)
International Small Company Portfolio................     (34,708)     $(23,004)    (57,712)
Japanese Small Company Portfolio.....................        (472)           --        (472)
Asia Pacific Small Company Portfolio.................
United Kingdom Small Company Portfolio...............        (117)         (435)       (552)
Continental Small Company Portfolio..................        (722)           --        (722)
DFA International Real Estate Securities Portfolio...     (38,031)           --     (38,031)
DFA Global Real Estate Securities Portfolio..........      (8,808)           --      (8,808)
DFA International Small Cap Value Portfolio..........     (36,899)      (12,688)    (49,587)
International Vector Equity Portfolio................      (5,646)           --      (5,646)
International High Relative Profitability Portfolio..        (390)           --        (390)
World ex U.S. Value Portfolio........................          --            --          --
World ex U.S. Targeted Value Portfolio...............      (1,359)         (486)     (1,845)
World ex U.S. Core Equity Portfolio..................      (5,265)           --      (5,265)
World Core Equity Portfolio..........................         (77)         (397)       (474)
Selectively Hedged Global Equity Portfolio...........      (1,150)         (191)     (1,341)
Emerging Markets Portfolio...........................     (10,074)           --     (10,074)
Emerging Markets Small Cap Portfolio.................     (17,882)       (4,623)    (22,505)
Emerging Markets Value Portfolio.....................     (31,481)           --     (31,481)
Emerging Markets Core Equity Portfolio...............     (37,986)           --     (37,986)
Emerging Markets Targeted Value Portfolio............        (397)           --        (397)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                     UNDISTRIBUTED                                               TOTAL NET
                                                     NET INVESTMENT                                            DISTRIBUTABLE
                                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                     -------------- ------------- ------------- -------------- -------------
Large Cap International Portfolio...................    $ 21,790            --      $(114,879)    $  787,214    $  694,125
International Core Equity Portfolio.................     164,474            --       (576,584)     2,711,445     2,299,335
Global Small Company Portfolio......................         529            --           (504)           517           542
International Small Company Portfolio...............     172,408      $278,416             --        615,587     1,066,411
Japanese Small Company Portfolio....................      13,813         9,017             --         55,091        77,921
Asia Pacific Small Company Portfolio................      12,779            --        (15,084)       (28,156)      (30,461)
United Kingdom Small Company Portfolio..............         649         1,663             --          1,096         3,408
Continental Small Company Portfolio.................       2,684            --         (1,579)        47,476        48,581
DFA International Real Estate Securities Portfolio..     666,046            --       (311,503)       (28,290)      326,253

                                                      UNDISTRIBUTED                                               TOTAL NET
                                                      NET INVESTMENT                                            DISTRIBUTABLE
                                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                      -------------- ------------- ------------- -------------- -------------
DFA Global Real Estate Securities Portfolio..........    $ 85,225      $ 90,014              --    $1,907,950    $2,083,189
DFA International Small Cap Value Portfolio..........     151,601       206,468              --       286,756       644,825
International Vector Equity Portfolio................      16,440            --     $   (30,752)      227,993       213,681
International High Relative Profitability Portfolio..       1,089            --         (12,114)       35,204        24,179
World ex U.S. Value Portfolio........................       1,748            --          (1,394)        9,372         9,726
World ex U.S. Targeted Value Portfolio...............         809         4,663              --       (13,459)       (7,987)
World ex U.S. Core Equity Portfolio..................      11,736            --         (30,195)      171,870       153,411
World Core Equity Portfolio..........................          --         1,549              --       108,632       110,181
Selectively Hedged Global Equity Portfolio...........       7,786             0              --        72,826        80,612
Emerging Markets Portfolio...........................      25,990            --        (209,529)    1,722,744     1,539,205
Emerging Markets Small Cap Portfolio.................      75,201        41,748              --         4,431       121,380
Emerging Markets Value Portfolio.....................     151,494            --      (1,308,291)      566,226      (590,571)
Emerging Markets Core Equity Portfolio...............     113,918            --      (1,101,106)    3,104,503     2,117,315
Emerging Markets Targeted Value Portfolio............       3,639            21              --          (534)        3,126

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                          UNLIMITED  TOTAL
                                                          --------- --------
    Large Cap International Portfolio.................... $114,879  $114,879
    International Core Equity Portfolio..................  576,584   576,584
    Global Small Company Portfolio.......................      504       504
    International Small Company Portfolio................       --        --
    Japanese Small Company Portfolio.....................       --        --
    Asia Pacific Small Company Portfolio.................   15,084    15,084
    United Kingdom Small Company Portfolio...............       --        --
    Continental Small Company Portfolio..................    1,579     1,579
    DFA International Real Estate Securities Portfolio...  311,503   311,503
    DFA Global Real Estate Securities Portfolio..........       --        --
    DFA International Small Cap Value Portfolio..........       --        --
    International Vector Equity Portfolio................   30,752    30,752
    International High Relative Profitability Portfolio..   12,114    12,114
    World ex U.S. Value Portfolio........................    1,394     1,394
    World ex U.S. Targeted Value Portfolio...............       --        --
    World ex U.S. Core Equity Portfolio..................   30,195    30,195
    World Core Equity Portfolio..........................       --        --

                                                    UNLIMITED    TOTAL
                                                    ---------- ----------
      Selectively Hedged Global Equity Portfolio...         --         --
      Emerging Markets Portfolio................... $  209,529 $  209,529
      Emerging Markets Small Cap Portfolio.........         --         --
      Emerging Markets Value Portfolio.............  1,308,291  1,308,291
      Emerging Markets Core Equity Portfolio.......  1,101,106  1,101,106
      Emerging Markets Targeted Value Portfolio....         --         --

   During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Global Small Company Portfolio............... $  135
              Asia Pacific Small Company Portfolio.........  3,958

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                    NET
                                                                                                 UNREALIZED
                                                        FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                        TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                       ----------- ------------ -------------- --------------
Large Cap International Portfolio..................... $ 4,684,787  $1,194,005   $  (407,101)    $  786,904
International Core Equity Portfolio...................  28,869,945   5,979,293    (3,272,559)     2,706,734
Global Small Company Portfolio........................      40,798         514            --            514
International Small Company Portfolio.................  12,017,254     615,322            --        615,322
Japanese Small Company Portfolio......................     585,295      55,112            --         55,112
Asia Pacific Small Company Portfolio..................     369,090          --       (28,159)       (28,159)
United Kingdom Small Company Portfolio................      23,620       1,086            --          1,086
Continental Small Company Portfolio...................     610,129      47,381            --         47,381
DFA International Real Estate Securities Portfolio....   6,434,315     416,890      (444,900)       (28,010)
DFA Global Real Estate Securities Portfolio...........   7,453,293   2,075,957      (168,008)     1,907,949
DFA International Small Cap Value Portfolio...........  13,651,983   2,127,478    (1,843,019)       284,459
International Vector Equity Portfolio.................   2,464,465     533,768      (305,798)       227,970
International High Relative Profitability Portfolio...     644,179      57,637       (22,431)        35,206
World ex U.S. Value Portfolio.........................     292,710       9,405            --          9,405
World ex U.S. Targeted Value Portfolio................     545,534      63,612       (77,097)       (13,485)
World ex U.S. Core Equity Portfolio...................   3,653,626     589,410      (417,614)       171,796
World Core Equity Portfolio...........................     770,882     108,632            --        108,632
Selectively Hedged Global Equity Portfolio............     297,240      73,291            --         73,291
Emerging Markets Portfolio............................   4,244,449   1,722,744            --      1,722,744
Emerging Markets Small Cap Portfolio..................   6,421,963       4,451            --          4,451
Emerging Markets Value Portfolio......................  16,626,014     565,963            --        565,963
Emerging Markets Core Equity Portfolio................  25,910,671   7,180,375    (4,076,165)     3,104,210
Emerging Markets Targeted Value Portfolio.............     114,135      13,094       (13,629)          (535)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               YEAR ENDED             YEAR ENDED
                                                            OCTOBER 31, 2019       OCTOBER 31, 2018
                                                         ---------------------  ---------------------
                                                            AMOUNT     SHARES      AMOUNT     SHARES
                                                         -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................................ $     7,880       286  $     6,653       219
   Shares Issued in Lieu of Cash Distributions..........         687        26          632        21
   Shares Redeemed......................................      (5,088)     (183)     (10,333)     (332)
                                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.............. $     3,479       129  $    (3,048)      (92)
                                                         ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued........................................ $ 3,094,110   110,936  $ 2,703,084    87,936
   Shares Issued in Lieu of Cash Distributions..........     436,607    16,366      416,344    14,012
   Shares Redeemed......................................  (3,087,983) (112,388)  (3,948,131) (128,474)
                                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares... $   442,734    14,914  $  (828,703)  (26,526)
                                                         ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   Portfolios that have significant exposure to certain countries, such as The United Kingdom Small Company Portfolio's Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union
(EU) following the United Kingdom's (UK) vote to exit the EU in June 2016. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios' investments.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                      FORWARD
                                                      CURRENCY
                                                     CONTRACTS* FUTURES**
                                                     ---------- ---------
       Large Cap International Portfolio............  $     --  $ 39,366
       International Core Equity Portfolio..........        --   204,680
       International Small Company Portfolio........        --    74,137
       DFA International Real Estate Securities
         Portfolio..................................        --    35,674
       DFA International Small Cap Value Portfolio..        --   107,372
       International High Relative Profitability
         Portfolio..................................        --        87
       World ex U.S. Targeted Value Portfolio.......        --     1,203
       World ex U.S. Core Equity Portfolio..........        --     3,929
       Selectively Hedged Global Equity Portfolio...   139,974    12,060

                                                   FORWARD
                                                   CURRENCY
                                                  CONTRACTS* FUTURES**
                                                  ---------- ---------
         Emerging Markets Core Equity Portfolio..    $--     $206,857
         Emerging Markets Targeted Value
           Portfolio.............................     --          164

*  Average amount of Currency Purchased/Sold in USD
** Average Notional Value of contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                      ----------------------------------------------
                                                        TOTAL VALUE       FORWARD
                                                             AT          CURRENCY        EQUITY
                                                      OCTOBER 31, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                                      ---------------- ------------- ---------------
Large Cap International Portfolio....................      $  599            --          $  599
International Core Equity Portfolio..................       4,795            --           4,795
International Small Company Portfolio................       1,300            --           1,300
DFA International Real Estate Securities Portfolio...         394            --             394
DFA International Small Cap Value Portfolio..........       2,754            --           2,754
Selectively Hedged Global Equity Portfolio...........          62           $10              52
Emerging Markets Core Equity Portfolio...............       4,762            --           4,762

                                                 LIABILITY DERIVATIVES VALUE
                                                -----------------------------
                                                  TOTAL VALUE       FORWARD
                                                       AT          CURRENCY
                                                OCTOBER 31, 2019 CONTRACTS (3)
                                                ---------------- -------------
  Selectively Hedged Global Equity Portfolio...      $(494)          $(494)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                          ----------------------------------
                                                     FORWARD
                                                    CURRENCY       EQUITY
                                           TOTAL  CONTRACTS (1) CONTRACTS (2)
                                          ------- ------------- -------------
   Large Cap International Portfolio..... $   815      --          $   815
   International Core Equity Portfolio...  12,437      --           12,437
   Global Small Company Portfolio........       7      --                7*

                                                              REALIZED GAIN (LOSS) ON
                                                                    DERIVATIVES
                                                        ----------------------------------
                                                                    FORWARD
                                                                   CURRENCY       EQUITY
                                                         TOTAL   CONTRACTS (1) CONTRACTS (2)
                                                        -------  ------------- -------------
International Small Company Portfolio.................. $  (626)         --       $  (626)
DFA International Real Estate Securities Portfolio.....   1,553          --         1,553
DFA Global Real Estate Securities Portfolio............    (135)         --          (135)*
DFA International Small Cap Value Portfolio............   1,976          --         1,976
International Vector Equity Portfolio..................  (2,728)         --        (2,728)*
International High Relative Profitability Portfolio....     155          --           155*
World ex U.S. Value Portfolio..........................    (109)         --          (109)*
World ex U.S. Targeted Value Portfolio.................    (308)         --          (308)*
World ex U.S. Core Equity Portfolio....................  (1,060)         --        (1,060)*
World Core Equity Portfolio............................     (62)         --           (62)*
Selectively Hedged Global Equity Portfolio.............   3,312     $ 4,438        (1,126)
Emerging Markets Core Equity Portfolio.................  14,341          --        14,341
Emerging Markets Targeted Value Portfolio..............      35          --            35*

                                                         CHANGE IN UNREALIZED APPRECIATION
                                                           (DEPRECIATION) ON DERIVATIVES
                                                        ----------------------------------
                                                                    FORWARD
                                                                   CURRENCY       EQUITY
                                                         TOTAL   CONTRACTS (3) CONTRACTS (4)
                                                        -------  ------------- -------------
Large Cap International Portfolio...................... $ 3,123          --       $ 3,123
International Core Equity Portfolio....................  13,424          --        13,424
International Small Company Portfolio..................   7,881          --         7,881
DFA International Real Estate Securities Portfolio.....   1,373          --         1,373
DFA International Small Cap Value Portfolio............   4,434          --         4,434
Selectively Hedged Global Equity Portfolio.............    (412)    $(2,086)        1,674
Emerging Markets Core Equity Portfolio.................  13,038          --        13,038

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2019 (amounts in thousands):

                                            GROSS AMOUNTS NOT                                     GROSS AMOUNTS NOT
                                              OFFSET IN THE                             NET         OFFSET IN THE
                                  NET      STATEMENTS OF ASSETS                       AMOUNTS    STATEMENTS OF ASSETS
                                AMOUNTS      AND LIABILITIES                            OF         AND LIABILITIES
                               OF ASSETS  ----------------------                    LIABILITIES ----------------------
                     GROSS     PRESENTED                                             PRESENTED
                    AMOUNTS     IN THE                                     GROSS      IN THE
                       OF     STATEMENTS                                 AMOUNT OF  STATEMENTS
                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
                      (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
                   ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
DESCRIPTION                               ASSETS                                             LIABILITIES
-----------        ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY
  HEDGED GLOBAL
  EQUITY
  PORTFOLIO
Barclays
  Capital.........    $ 4         $ 4         $(4)        --       --      $ 23        $ 23         $(4)        --      $ 19
Citibank, N.A.....     --          --          --         --       --        30          30          --         --        30
State Street Bank
  and Trust.......      5           5          (5)        --       --       374         374          (5)        --       369
Bank of America
  Corp............     --          --          --         --       --        58          58          --         --        58
Australia and New
  Zealand Banking
  Group Ltd.......     --          --          --         --       --         8           8          --         --         8
UBS AG............     --          --          --         --       --        --          --          --         --        --
                      ---         ---         ---         --       --      ----        ----         ---         --      ----
Total.............    $ 9         $ 9         $(9)        --       --      $493        $493         $(9)        --      $484
                      ===         ===         ===         ==       ==      ====        ====         ===         ==      ====

(a)No amounts have been netted against the gross amounts recognized in the Statement of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 10/31/2019
                                              ------------- ------------ ------------ -------- --------------- ----------------
Global Small Company Portfolio...............     2.95%       $    74         68         --       $    412            --
International Small Company Portfolio........     1.58%         1,004          2         --          2,008            --
DFA International Real Estate Securities
  Portfolio..................................     2.98%        38,192         24        $80         97,642            --
DFA Global Real Estate Securities Portfolio..     2.98%         6,884         35         20         26,204            --
DFA International Small Cap Value Portfolio..     2.73%        13,511         16         18        110,411            --
International Vector Equity Portfolio........     2.97%        21,394         37         59        147,535            --
World ex U.S. Value Portfolio................     3.02%           637         63          3         10,385            --
World ex U.S. Targeted Value Portfolio.......     2.91%         3,707         56         17         21,220            --
World ex U.S. Core Equity Portfolio..........     2.90%         9,778         27         23         47,837            --
World Core Equity Portfolio..................     2.87%         1,346         38          4          6,369            --
Emerging Markets Core Equity Portfolio.......     1.44%         9,122          2          1         18,245            --
Emerging Markets Targeted Value Portfolio....     2.77%           954         19          1          2,340            --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2019.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the year ended October 31, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                      REALIZED
                                                                        GAIN
PORTFOLIO                                          PURCHASES  SALES    (LOSS)
---------                                          --------- -------- --------
Large Cap International Portfolio................. $ 88,829  $ 50,171 $(25,092)
International Core Equity Portfolio...............  124,551    88,239  (47,118)
DFA Global Real Estate Securities Portfolio.......    4,912        --       --
DFA International Small Cap Value Portfolio.......  117,960   225,658   22,979
International Vector Equity Portfolio.............   29,120    29,755   (5,180)
International High Relative Profitability
  Portfolio.......................................   20,593     5,150   (2,306)
World ex U.S. Targeted Value Portfolio............   11,621     6,943      328
World ex U.S. Core Equity Portfolio...............   29,051    14,594   (1,314)
Emerging Markets Core Equity Portfolio............    8,765    19,815   (4,586)

K. SECURITIES LENDING:

   As of October 31, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               NON-CASH
                                                              COLLATERAL
                                                                MARKET
                                                                VALUE
                                                              ----------
        Large Cap International Portfolio....................  $ 17,371
        International Core Equity Portfolio..................   386,759
        DFA International Real Estate Securities Portfolio...    30,857
        DFA International Small Cap Value Portfolio..........   241,020
        International Vector Equity Portfolio................    43,510
        International High Relative Profitability Portfolio..     3,936
        World ex U.S. Targeted Value Portfolio...............     4,183
        World ex U.S. Core Equity Portfolio..................    60,982
        Emerging Markets Core Equity Portfolio...............   693,992
        Emerging Markets Targeted Value Portfolio............     1,651

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                     AS OF OCTOBER 31, 2019
                                                     -------------------------------------------------------
                                                     OVERNIGHT AND            BETWEEN
                                                      CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS   TOTAL
                                                     ------------- -------- ------------ -------- ----------
SECURITIES LENDING TRANSACTIONS
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks....................................  $  181,215      --         --         --    $  181,215
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................   1,353,429      --         --         --     1,353,429
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     186,403      --         --         --       186,403
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     111,169      --         --         --       111,169
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks....................................     793,301      --         --         --       793,301
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................     132,695      --         --         --       132,695
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................      25,969      --         --         --        25,969
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks....................................       2,797      --         --         --         2,797
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks....................................     109,133      --         --         --       109,133

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2019
                                           -----------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                           ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks..........................   $673,459       --         --         --    $673,459
EMERGING MARKETS TARGETED VALUE PORTFOLIO
   Common Stocks..........................        659       --         --         --         659

L. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

O. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
Large Cap International Portfolio-Institutional Class.......      3             64%
International Core Equity Portfolio-Institutional Class.....      4             71%
Global Small Company Portfolio-Institutional Class..........      5             98%

                                                                                          APPROXIMATE
                                                                                           PERCENTAGE
                                                                             NUMBER OF   OF OUTSTANDING
                                                                            SHAREHOLDERS     SHARES
                                                                            ------------ --------------
International Small Company Portfolio-Institutional Class..................      3             65%
Japanese Small Company Portfolio-Institutional Class.......................      3             84%
Asia Pacific Small Company Portfolio-Institutional Class...................      3             94%
United Kingdom Small Company Portfolio-Institutional Class.................      4             92%
Continental Small Company Portfolio-Institutional Class....................      2             88%
DFA International Real Estate Securities Portfolio-Institutional Class.....      4             90%
DFA Global Real Estate Securities Portfolio-Institutional Class............      3             66%
DFA International Small Cap Value Portfolio-Institutional Class............      4             73%
International Vector Equity Portfolio-Institutional Class..................      3             82%
International High Relative Profitability Portfolio-Institutional Class....      3             91%
World ex U.S. Value Portfolio-Institutional Class..........................      7             85%
World ex U.S. Targeted Value Portfolio-Institutional Class.................      3             98%
World ex U.S. Core Equity Portfolio-Institutional Class....................      3             72%
World Core Equity Portfolio-Institutional Class............................      5             78%
Selectively Hedged Global Equity Portfolio-Institutional Class.............      3             94%
Emerging Markets Portfolio-Institutional Class.............................      3             54%
Emerging Markets Small Cap Portfolio-Institutional Class...................      3             53%
Emerging Markets Value Portfolio-Class R2..................................      2             92%
Emerging Markets Value Portfolio-Institutional Class.......................      2             34%
Emerging Markets Core Equity Portfolio-Institutional Class.................      3             61%
Emerging Markets Targeted Value Portfolio-Institutional Class..............      4            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-three portfolios listed in the table below

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, of each of the funds indicated in the table below (twenty-three of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

                                                                      STATEMENT OF
                                                        STATEMENT OF  CHANGES IN NET  FINANCIAL
FUND                                                    OPERATIONS    ASSETS          HIGHLIGHTS
----                                                    ------------- --------------  ------------
Large Cap International Portfolio                       For the year  For the years   For the
International Core Equity Portfolio                     ended         ended           years ended
International Small Company Portfolio                   October 31,   October 31,     October 31,
Japanese Small Company Portfolio                        2019          2019 and        2019, 2018,
Asia Pacific Small Company Portfolio                                  2018            2017, 2016
United Kingdom Small Company Portfolio                                                and 2015
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio

Global Small Company Portfolio                          For the year  For the years   For each of
International High Relative Profitability Portfolio     ended         ended           the periods
                                                        October 31,   October 31,     indicated
                                                        2019          2019 and        therein
                                                                      2018

Emerging Markets Targeted Value Portfolio               For the period November 14, 2018
                                                        (commencement of operations) through
                                                        October 31, 2019

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA International Value Portfolio -- Class R2 vs.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                         DFA International              MSCI World ex USA
                     Value Portfolio - Class R2       Index (net dividends)
                     --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,292                        10,247
  12/31/2009                   10,404                        10,411
   1/31/2010                    9,798                         9,923
   2/28/2010                    9,829                         9,913
   3/31/2010                   10,607                        10,551
   4/30/2010                   10,420                        10,394
   5/31/2010                    9,205                         9,247
   6/30/2010                    9,040                         9,113
   7/31/2010                   10,156                         9,955
   8/31/2010                    9,655                         9,658
   9/30/2010                   10,700                        10,584
  10/31/2010                   11,060                        10,961
  11/30/2010                   10,494                        10,497
  12/31/2010                   11,473                        11,342
   1/31/2011                   11,960                        11,586
   2/28/2011                   12,353                        12,016
   3/31/2011                   12,007                        11,775
   4/30/2011                   12,645                        12,417
   5/31/2011                   12,182                        12,049
   6/30/2011                   12,010                        11,877
   7/31/2011                   11,623                        11,681
   8/31/2011                   10,371                        10,694
   9/30/2011                    9,235                         9,620
  10/31/2011                   10,117                        10,555
  11/30/2011                    9,784                        10,067
  12/31/2011                    9,517                         9,958
   1/31/2012                   10,149                        10,495
   2/29/2012                   10,678                        11,072
   3/31/2012                   10,588                        10,990
   4/30/2012                   10,207                        10,804
   5/31/2012                    8,941                         9,572
   6/30/2012                    9,570                        10,199
   7/31/2012                    9,524                        10,326
   8/31/2012                    9,919                        10,621
   9/30/2012                   10,265                        10,943
  10/31/2012                   10,390                        11,020
  11/30/2012                   10,549                        11,252
  12/31/2012                   11,065                        11,592
   1/31/2013                   11,578                        12,162
   2/28/2013                   11,225                        12,041
   3/31/2013                   11,260                        12,136
   4/30/2013                   11,807                        12,689
   5/31/2013                   11,660                        12,405
   6/30/2013                   11,249                        11,940
   7/31/2013                   12,009                        12,575
   8/31/2013                   11,921                        12,413
   9/30/2013                   12,816                        13,291
  10/31/2013                   13,259                        13,737
  11/30/2013                   13,300                        13,821
  12/31/2013                   13,591                        14,029
   1/31/2014                   13,091                        13,463
   2/28/2014                   13,830                        14,197
   3/31/2014                   13,725                        14,134
   4/30/2014                   13,954                        14,357
   5/31/2014                   14,100                        14,579
   6/30/2014                   14,277                        14,786
   7/31/2014                   13,952                        14,522
   8/31/2014                   13,952                        14,534
   9/30/2014                   13,333                        13,937
  10/31/2014                   13,099                        13,715
  11/30/2014                   13,106                        13,884
  12/31/2014                   12,604                        13,422
   1/31/2015                   12,519                        13,375
   2/28/2015                   13,411                        14,174
   3/31/2015                   13,125                        13,937
   4/30/2015                   13,839                        14,540
   5/31/2015                   13,839                        14,414
   6/30/2015                   13,434                        14,005
   7/31/2015                   13,303                        14,227
   8/31/2015                   12,309                        13,190
   9/30/2015                   11,459                        12,524
  10/31/2015                   12,341                        13,467
  11/30/2015                   12,174                        13,252
  12/31/2015                   11,782                        13,015
   1/31/2016                   10,856                        12,119
   2/29/2016                   10,503                        11,949
   3/31/2016                   11,299                        12,761
   4/30/2016                   11,840                        13,171
   5/31/2016                   11,618                        13,022
   6/30/2016                   11,190                        12,626
   7/31/2016                   11,687                        13,248
   8/31/2016                   11,996                        13,260
   9/30/2016                   12,137                        13,421
  10/31/2016                   12,288                        13,160
  11/30/2016                   12,341                        12,949
  12/31/2016                   12,744                        13,372
   1/31/2017                   13,293                        13,770
   2/28/2017                   13,194                        13,929
   3/31/2017                   13,487                        14,283
   4/30/2017                   13,678                        14,586
   5/31/2017                   13,907                        15,073
   6/30/2017                   14,051                        15,087
   7/31/2017                   14,710                        15,536
   8/31/2017                   14,687                        15,532
   9/30/2017                   15,209                        15,935
  10/31/2017                   15,482                        16,153
  11/30/2017                   15,630                        16,316
  12/31/2017                   16,032                        16,609
   1/31/2018                   16,966                        17,383
   2/28/2018                   16,009                        16,557
   3/31/2018                   15,808                        16,271
   4/30/2018                   16,224                        16,644
   5/31/2018                   15,635                        16,329
   6/30/2018                   15,276                        16,150
   7/31/2018                   15,755                        16,546
   8/31/2018                   15,204                        16,233
   9/30/2018                   15,465                        16,360
  10/31/2018                   14,152                        15,060
  11/30/2018                   14,048                        15,047
  12/31/2018                   13,191                        14,269
   1/31/2019                   14,221                        15,287
   2/28/2019                   14,453                        15,680
   3/31/2019                   14,293                        15,760
   4/30/2019                   14,759                        16,206
   5/31/2019                   13,644                        15,440
   6/30/2019                   14,492                        16,357              Past performance is not predictive
   7/31/2019                   14,018                        16,160              of future performance.
   8/31/2019                   13,441                        15,763
   9/30/2019                   14,117                        16,205              The returns shown do not reflect
  10/31/2019                   14,594                        16,729              the deduction of taxes that a
                                                                                 shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.13%        2.19%       3.85%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA International Value Portfolio -- Institutional Class vs.
MSCI World ex USA Index (net dividends)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                               [CHART]

                       DFA International Value           MSCI World ex USA
                   Portfolio - Institutional Class     Index (net dividends)
                   -------------------------------     ---------------------
  10/31/2009                  $10,000                        $10,000
  11/30/2009                   10,292                         10,247
  12/31/2009                   10,412                         10,411
   1/31/2010                    9,808                          9,923
   2/28/2010                    9,838                          9,913
   3/31/2010                   10,622                         10,551
   4/30/2010                   10,439                         10,394
   5/31/2010                    9,211                          9,247
   6/30/2010                    9,051                          9,113
   7/31/2010                   10,180                          9,955
   8/31/2010                   $9,677                          9,658
   9/30/2010                   10,713                         10,584
  10/31/2010                   11,093                         10,961
  11/30/2010                   10,527                         10,497
  12/31/2010                   11,513                         11,342
   1/31/2011                   12,001                         11,586
   2/28/2011                   12,396                         12,016
   3/31/2011                   12,054                         11,775
   4/30/2011                   12,695                         12,417
   5/31/2011                   12,236                         12,049
   6/30/2011                   12,066                         11,877
   7/31/2011                   11,676                         11,681
   8/31/2011                   10,424                         10,694
   9/30/2011                    9,283                          9,620
  10/31/2011                   10,177                         10,555
  11/30/2011                    9,836                         10,067
  12/31/2011                    9,573                          9,958
   1/31/2012                   10,216                         10,495
   2/29/2012                   10,742                         11,072
   3/31/2012                   10,658                         10,990
   4/30/2012                   10,275                         10,804
   5/31/2012                    9,006                          9,572
   6/30/2012                    9,640                         10,199
   7/31/2012                    9,600                         10,326
   8/31/2012                    9,991                         10,621
   9/30/2012                   10,346                         10,943
  10/31/2012                   10,480                         11,020
  11/30/2012                   10,640                         11,252
  12/31/2012                   11,163                         11,592
   1/31/2013                   11,681                         12,162
   2/28/2013                   11,331                         12,041
   3/31/2013                   11,365                         12,136
   4/30/2013                   11,924                         12,689
   5/31/2013                   11,776                         12,405
   6/30/2013                   11,360                         11,940
   7/31/2013                   12,136                         12,575
   8/31/2013                   12,047                         12,413
   9/30/2013                   12,956                         13,291
  10/31/2013                   13,403                         13,737
  11/30/2013                   13,452                         13,821
  12/31/2013                   13,744                         14,029
   1/31/2014                   13,238                         13,463
   2/28/2014                   13,993                         14,197
   3/31/2014                   13,892                         14,134
   4/30/2014                   14,124                         14,357
   5/31/2014                   14,279                         14,579
   6/30/2014                   14,451                         14,786
   7/31/2014                   14,130                         14,522
   8/31/2014                   14,130                         14,534
   9/30/2014                   13,511                         13,937
  10/31/2014                   13,274                         13,715
  11/30/2014                   13,281                         13,884
  12/31/2014                   12,783                         13,422
   1/31/2015                   12,696                         13,375
   2/28/2015                   13,602                         14,174
   3/31/2015                   13,312                         13,937
   4/30/2015                   14,043                         14,540
   5/31/2015                   14,051                         14,414
   6/30/2015                   13,642                         14,005
   7/31/2015                   13,509                         14,227
   8/31/2015                   12,499                         13,190
   9/30/2015                   11,644                         12,524
  10/31/2015                   12,533                         13,467
  11/30/2015                   12,370                         13,252
  12/31/2015                   11,976                         13,015
   1/31/2016                   11,035                         12,119
   2/29/2016                   10,684                         11,949
   3/31/2016                   11,490                         12,761
   4/30/2016                   12,046                         13,171
   5/31/2016                   11,820                         13,022
   6/30/2016                   11,386                         12,626
   7/31/2016                   11,899                         13,248
   8/31/2016                   12,212                         13,260
   9/30/2016                   12,355                         13,421
  10/31/2016                   12,508                         13,160
  11/30/2016                   12,570                         12,949
  12/31/2016                   12,983                         13,372
   1/31/2017                   13,541                         13,770
   2/28/2017                   13,448                         13,929
   3/31/2017                   13,753                         14,283
   4/30/2017                   13,947                         14,586
   5/31/2017                   14,188                         15,073
   6/30/2017                   14,338                         15,087
   7/31/2017                   15,009                         15,536
   8/31/2017                   14,993                         15,532
   9/30/2017                   15,528                         15,935
  10/31/2017                   15,805                         16,153
  11/30/2017                   15,956                         16,316
  12/31/2017                   16,370                         16,609
   1/31/2018                   17,329                         17,383
   2/28/2018                   16,354                         16,557
   3/31/2018                   16,153                         16,271
   4/30/2018                   16,586                         16,644
   5/31/2018                   15,985                         16,329
   6/30/2018                   15,621                         16,150
   7/31/2018                   16,117                         16,546
   8/31/2018                   15,548                         16,233
   9/30/2018                   15,822                         16,360
  10/31/2018                   14,491                         15,060
  11/30/2018                   14,384                         15,047
  12/31/2018                   13,507                         14,269
   1/31/2019                   14,568                         15,287
   2/28/2019                   14,814                         15,680
   3/31/2019                   14,650                         15,760
   4/30/2019                   15,127                         16,206
   5/31/2019                   13,987                         15,440
   6/30/2019                   14,866                         16,357            Past performance is not predictive
   7/31/2019                   14,380                         16,160            of future performance.
   8/31/2019                   13,790                         15,763
   9/30/2019                   14,491                         16,205            The returns shown do not reflect
  10/31/2019                   14,979                         16,729            the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.37%       2.45%       4.12%               all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                         RETURN
                                                         IN U.S.
                                                         DOLLARS
                                                         -------
                MSCI World ex USA Index.................  11.08%
                MSCI World ex USA Mid Cap Index.........  10.71%
                MSCI World ex USA Small Cap Index.......   8.61%
                MSCI World ex USA Value Index...........   5.95%
                MSCI World ex USA Growth Index..........  16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------
                                                                  RETURN
                                                           LOCAL  IN U.S.
      TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  RETURN DOLLARS
      ---------------------------------------------------  ------ -------
      Japan...............................................  4.57%   9.16%
      United Kingdom......................................  5.73%   7.08%
      France.............................................. 14.29%  12.54%
      Canada.............................................. 11.54%  11.45%
      Switzerland......................................... 16.43%  18.69%
      Germany.............................................  9.14%   7.46%
      Australia........................................... 20.12%  16.76%
      Netherlands......................................... 21.77%  20.09%
      Hong Kong........................................... 15.60%  15.63%
      Spain...............................................  7.47%   5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                         RETURN
                                                         IN U.S.
                                                         DOLLARS
                                                         -------
                MSCI Emerging Markets Index.............  11.86%
                MSCI Emerging Markets Mid Cap Index.....  11.08%
                MSCI Emerging Markets Small Cap Index...   9.69%
                MSCI Emerging Markets Value Index.......   6.00%
                MSCI Emerging Markets Growth Index......  17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------
                                                               RETURN
                                                        LOCAL  IN U.S.
          TEN LARGEST EMERGING MARKETS BY MARKET CAP    RETURN DOLLARS
          ------------------------------------------    ------ -------
          China........................................ 12.94%  12.90%
          Korea........................................  7.43%   5.22%
          Taiwan....................................... 20.39%  22.38%
          India........................................ 12.67%  17.46%
          Brazil....................................... 22.35%  13.21%
          South Africa................................. 10.59%   8.41%
          Russia....................................... 31.36%  34.30%
          Thailand..................................... -4.10%   5.28%
          Mexico.......................................  1.02%   6.71%
          Saudi Arabia................................. -1.29%  -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Master Fund held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 3.13% for the Portfolio's Class R2 shares, 3.37% for the Portfolio's Institutional
Class shares, and 11.08% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Master Fund's focus on value stocks detracted from performance relative to the style-neutral benchmark.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLE

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DFA INTERNATIONAL VALUE PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares...................... $1,000.00 $  988.90    0.69%     $3.46
   Institutional Class Shares........... $1,000.00 $  990.30    0.44%     $2.21
Hypothetical 5% Annual Return
   Class R2 Shares...................... $1,000.00 $1,021.73    0.69%     $3.52
   Institutional Class Shares........... $1,000.00 $1,022.99    0.44%     $2.24

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                       AFFILIATED
                                                       INVESTMENT
                                                        COMPANY
                                                       ----------
               DFA International Value Portfolio......   100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                                     VALUE+
                                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust
  Company....................................................................... $9,180,421,680
                                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............................ $9,180,421,680
                                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             DFA
                                                                        INTERNATIONAL
                                                                       VALUE PORTFOLIO
                                                                       ---------------
ASSETS:
Investments in Affiliated Investment Company at Value................. $    9,180,422
Receivables:
   Fund Shares Sold...................................................          4,011
Prepaid Expenses and Other Assets.....................................             77
                                                                       --------------
       Total Assets...................................................      9,184,510
                                                                       --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...............................................          7,675
   Due to Advisor.....................................................          1,527
Accrued Expenses and Other Liabilities................................            639
                                                                       --------------
       Total Liabilities..............................................          9,841
                                                                       --------------
NET ASSETS............................................................ $    9,174,669
                                                                       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,191 and shares
  outstanding of 69,521............................................... $        17.13
                                                                       ==============
NUMBER OF SHARES AUTHORIZED...........................................    100,000,000
                                                                       ==============
Institutional Class Shares -- based on net assets of $9,173,478 and
  shares outstanding of 534,006,389................................... $        17.18
                                                                       ==============
NUMBER OF SHARES AUTHORIZED...........................................  1,500,000,000
                                                                       ==============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $    9,065,218
Total Distributable Earnings (Loss)...................................        109,451
                                                                       --------------
NET ASSETS............................................................ $    9,174,669
                                                                       ==============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                    DFA
                                                                               INTERNATIONAL
                                                                              VALUE PORTFOLIO*
                                                                              ----------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $37,181)......................     $373,583
   Income from Securities Lending............................................        5,387
   Expenses Allocated from Affiliated Investment Companies...................      (19,376)
                                                                                  --------
          Total Net Investment Income Allocated from Affiliated
            Investment Companies:............................................      359,594
                                                                                  --------
FUND EXPENSES
   Investment Management Fees................................................       36,663
   Accounting & Transfer Agent Fees..........................................        1,102
   Shareholder Servicing Fees
       Class R2 Shares.......................................................            3
   Filing Fees...............................................................          233
   Shareholders' Reports.....................................................          423
   Directors'/Trustees' Fees & Expenses......................................           54
   Professional Fees.........................................................           30
   Other.....................................................................           56
                                                                                  --------
          Total Fund Expenses................................................       38,564
                                                                                  --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)......................................
       Class R2 Shares.......................................................           (3)
       Institutional Class Shares............................................      (18,329)
                                                                                  --------
   Net Expenses..............................................................       20,232
                                                                                  --------
   NET INVESTMENT INCOME (LOSS)..............................................      339,362
                                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company**...........      (12,764)
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company.............      (37,240)
                                                                                  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................      (50,004)
                                                                                  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............     $289,358
                                                                                  ========

--------
** Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   DFA INTERNATIONAL VALUE
                                                                                          PORTFOLIO
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   339,362  $   305,317
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment Company*,**.............     (12,764)     328,393
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment Company.................     (37,240)  (1,489,950)
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     289,358     (856,240)
                                                                                  -----------  -----------
Distributions:
       Class R2 Shares...........................................................         (83)        (102)
       Institutional Class Shares................................................    (576,705)    (298,099)
                                                                                  -----------  -----------
          Total Distributions....................................................    (576,788)    (298,201)
                                                                                  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................................................   2,071,367    2,071,557
   Shares Issued in Lieu of Cash Distributions...................................     562,384      289,379
   Shares Redeemed...............................................................  (2,595,094)  (1,624,192)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Capital Share Transactions................      38,657      736,744
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................    (248,773)    (417,697)
NET ASSETS
   Beginning of Year.............................................................   9,423,442    9,841,139
                                                                                  -----------  -----------
   End of Year................................................................... $ 9,174,669  $ 9,423,442
                                                                                  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................................................     123,536      104,257
   Shares Issued in Lieu of Cash Distributions...................................      34,167       14,892
   Shares Redeemed...............................................................    (154,773)     (81,550)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Shares Issued and Redeemed................       2,930       37,599
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                                             -----------------------------------------------
                                                                              YEAR      YEAR      YEAR     YEAR       YEAR
                                                                              ENDED     ENDED     ENDED    ENDED      ENDED
                                                                             OCT 31,   OCT 31,   OCT 31,  OCT 31,    OCT 31,
                                                                              2019      2018      2017     2016       2015
                                                                             -------   -------   -------  -------   -------
Net Asset Value, Beginning of Year.......................................... $17.68    $19.89    $16.27   $16.93    $ 18.48
                                                                             ------    ------    ------   ------    -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............................................   0.58      0.54      0.55     0.53       0.51
   Net Gains (Losses) on Securities (Realized and Unrealized)...............  (0.10)    (2.21)     3.61    (0.65)     (1.55)
                                                                             ------    ------    ------   ------    -------
       Total from Investment Operations.....................................   0.48     (1.67)     4.16    (0.12)     (1.04)
                                                                             ------    ------    ------   ------    -------
Less Distributions:
-------------------
   Net Investment Income....................................................  (0.51)    (0.54)    (0.54)   (0.54)     (0.51)
   Net Realized Gains.......................................................  (0.52)       --        --       --         --
                                                                             ------    ------    ------   ------    -------
       Total Distributions..................................................  (1.03)    (0.54)    (0.54)   (0.54)     (0.51)
                                                                             ------    ------    ------   ------    -------
Net Asset Value, End of Year................................................ $17.13    $17.68    $19.89   $16.27    $ 16.93
                                                                             ======    ======    ======   ======    =======
Total Return................................................................   3.13%    (8.59%)   25.99%   (0.43%)    (5.78%)
                                                                             ------    ------    ------   ------    -------
Net Assets, End of Year (thousands)......................................... $1,191    $1,477    $3,508   $3,308    $10,404
Ratio of Expenses to Average Net Assets (C).................................   0.69%     0.68%     0.68%    0.68%      0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (C)......   0.89%     0.88%     0.88%    0.88%      0.73%
Ratio of Net Investment Income to Average Net Assets........................   3.43%     2.72%     3.07%     3.4%      2.81%
                                                                             ------    ------    ------   ------    -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                           ------------------------------------------------------------
                                                              YEAR        YEAR         YEAR        YEAR         YEAR
                                                              ENDED       ENDED        ENDED       ENDED        ENDED
                                                             OCT 31,     OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                              2019        2018         2017        2016         2015
                                                           ----------  ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year........................ $    17.74  $    19.94   $    16.30  $    16.92   $    18.47
                                                           ----------  ----------   ----------  ----------   ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)...........................       0.63        0.60         0.56        0.55         0.56
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..........................................      (0.11)      (2.21)        3.66       (0.63)       (1.56)
                                                           ----------  ----------   ----------  ----------   ----------
       Total from Investment Operations...................       0.52       (1.61)        4.22       (0.08)       (1.00)
                                                           ----------  ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..................................      (0.56)      (0.59)       (0.58)      (0.54)       (0.55)
   Net Realized Gains.....................................      (0.52)         --           --          --           --
                                                           ----------  ----------   ----------  ----------   ----------
       Total Distributions................................      (1.08)      (0.59)       (0.58)      (0.54)       (0.55)
                                                           ----------  ----------   ----------  ----------   ----------
Net Asset Value, End of Year.............................. $    17.18  $    17.74   $    19.94  $    16.30   $    16.92
                                                           ==========  ==========   ==========  ==========   ==========
Total Return..............................................       3.37%      (8.32%)      26.36%      (0.20%)      (5.58%)
                                                           ----------  ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands)....................... $9,173,478  $9,421,965   $9,837,631  $7,270,665   $6,795,481
Ratio of Expenses to Average Net Assets (C)...............       0.44%       0.43%        0.43%       0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor and (Fees Paid
  Indirectly)) (C)........................................       0.64%       0.63%        0.63%       0.63%        0.49%
Ratio of Net Investment Income to Average Net Assets......       3.70%       3.01%        3.12%       3.51%        3.10%
                                                           ----------  ----------   ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, the DFA International Value Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio invests substantially all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2019, the Portfolio owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       DFA International Value Portfolio........................... 0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2019, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Fee Waiver Agreement, prior year waived fees and/or expenses assumed can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio.

                                                                                                 NET WAIVED FEES/
                                                                                     RECOVERY    EXPENSES ASSUMED
                                                                                   OF PREVIOUSLY    (RECOVERED
                                                              EXPENSE     TOTAL    WAIVED FEES/  PREVIOUSLY WAIVED
                                                             LIMITATION MANAGEMENT   EXPENSES      FEES/EXPENSES
INSTITUTIONAL CLASS SHARES                                     AMOUNT   FEE LIMIT     ASSUMED        ASSUMED)
--------------------------                                   ---------- ---------- ------------- -----------------
DFA INTERNATIONAL VALUE PORTFOLIO (1).......................      --       0.40%        --            $18,329

CLASS R2 SHARES
---------------
DFA INTERNATIONAL VALUE PORTFOLIO (2).......................    0.79%      0.40%        --                  3

                                                                PREVIOUSLY
                                                               WAIVED FEES/
                                                             EXPENSES ASSUMED
                                                             SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                       RECOVERY
--------------------------                                   -----------------
DFA INTERNATIONAL VALUE PORTFOLIO (1).......................        --

CLASS R2 SHARES
---------------
DFA INTERNATIONAL VALUE PORTFOLIO (2).......................        --

(1)The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amount in thousands):

               DFA International Value Portfolio............ $297

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

                                   NET INVESTMENT
                                     INCOME AND
                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                   -------------- ------------- ---------- --------
DFA International Value Portfolio
2018..............................    $298,200            --        --     $298,200
2019..............................     302,955      $273,833        --      576,788

   As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM
                                  CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                  -------------- ------------- -------
         DFA International Value
           Portfolio.............    $(2,159)         --       $(2,159)

   As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA International Value Portfolio...........................    $63,472          --         $(13,753)      $60,237

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA International Value Portfolio...........................   $109,956

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                      UNLIMITED  TOTAL
                                                      --------- -------
        DFA International Value Portfolio............  $13,753  $13,753

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                               FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ---------- ------------ -------------- --------------
DFA International Value Portfolio............ $9,121,084   $60,162          --          $60,162

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                    YEAR ENDED            YEAR ENDED
                                                 OCTOBER 31, 2019      OCTOBER 31, 2018
                                              ---------------------  --------------------
                                                 AMOUNT     SHARES      AMOUNT     SHARES
                                              -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................. $       409        25  $     2,206      111
   Shares Issued in Lieu of Cash
     Distributions...........................          83         5          102        5
   Shares Redeemed...........................        (766)      (44)      (3,878)    (209)
                                              -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares... $      (274)      (14) $    (1,570)     (93)
                                              ===========  ========  ===========  =======
Institutional Class Shares
   Shares Issued............................. $ 2,070,958   123,511  $ 2,069,351  104,146
   Shares Issued in Lieu of Cash
     Distributions...........................     562,301    34,162      289,277   14,887
   Shares Redeemed...........................  (2,594,328) (154,729)  (1,620,314) (81,341)
                                              -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares............................... $    38,931     2,944  $   738,314   37,692
                                              ===========  ========  ===========  =======

G. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

J. OTHER:

   As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               APPROXIMATE
                                                                PERCENTAGE
                                                  NUMBER OF   OF OUTSTANDING
                                                 SHAREHOLDERS     SHARES
                                                 ------------ --------------
   DFA International Value Portfolio-Class R2...      5             97%
   DFA International Value
     Portfolio-Institutional Class..............      4             73%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2019 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                  [CHART]


                           The DFA International          MSCI World ex
                                Value Series        USA Index (net dividends)
                           ---------------------    -------------------------
  10/31/2009                     $10,000                    $10,000
  11/30/2009                      10,298                     10,247
  12/31/2009                      10,414                     10,411
   1/31/2010                       9,812                      9,923
   2/28/2010                       9,851                      9,913
   3/31/2010                      10,628                     10,551
   4/30/2010                      10,447                     10,394
   5/31/2010                       9,223                      9,247
   6/30/2010                       9,061                      9,113
   7/31/2010                      10,194                      9,955
   8/31/2010                       9,696                      9,658
   9/30/2010                      10,738                     10,584
  10/31/2010                      11,113                     10,961
  11/30/2010                      10,557                     10,497
  12/31/2010                      11,540                     11,342
   1/31/2011                      12,032                     11,586
   2/28/2011                      12,434                     12,016
   3/31/2011                      12,091                     11,775
   4/30/2011                      12,738                     12,417
   5/31/2011                      12,278                     12,049
   6/30/2011                      12,110                     11,877
   7/31/2011                      11,722                     11,681
   8/31/2011                      10,466                     10,694
   9/30/2011                       9,320                      9,620
  10/31/2011                      10,220                     10,555
  11/30/2011                       9,883                     10,067
  12/31/2011                       9,618                      9,958
   1/31/2012                      10,265                     10,495
   2/29/2012                      10,803                     11,072
   3/31/2012                      10,712                     10,990
   4/30/2012                      10,330                     10,804
   5/31/2012                       9,055                      9,572
   6/30/2012                       9,696                     10,199
   7/31/2012                       9,657                     10,326
   8/31/2012                      10,058                     10,621
   9/30/2012                      10,414                     10,943
  10/31/2012                      10,544                     11,020
  11/30/2012                      10,712                     11,252
  12/31/2012                      11,236                     11,592
   1/31/2013                      11,767                     12,162
   2/28/2013                      11,411                     12,041
   3/31/2013                      11,450                     12,136
   4/30/2013                      12,013                     12,689
   5/31/2013                      11,871                     12,405
   6/30/2013                      11,450                     11,940
   7/31/2013                      12,233                     12,575
   8/31/2013                      12,149                     12,413
   9/30/2013                      13,061                     13,291
  10/31/2013                      13,515                     13,737
  11/30/2013                      13,566                     13,821
  12/31/2013                      13,864                     14,029
   1/31/2014                      13,359                     13,463
   2/28/2014                      14,123                     14,197
   3/31/2014                      14,019                     14,134
   4/30/2014                      14,259                     14,357
   5/31/2014                      14,421                     14,579
   6/30/2014                      14,595                     14,786
   7/31/2014                      14,272                     14,522
   8/31/2014                      14,278                     14,534
   9/30/2014                      13,650                     13,937
  10/31/2014                      13,417                     13,715
  11/30/2014                      13,424                     13,884
  12/31/2014                      12,926                     13,422
   1/31/2015                      12,841                     13,375
   2/28/2015                      13,761                     14,174
   3/31/2015                      13,469                     13,937
   4/30/2015                      14,207                     14,540
   5/31/2015                      14,214                     14,414
   6/30/2015                      13,806                     14,005
   7/31/2015                      13,670                     14,227
   8/31/2015                      12,654                     13,190
   9/30/2015                      11,793                     12,524
  10/31/2015                      12,699                     13,467
  11/30/2015                      12,531                     13,252
  12/31/2015                      12,129                     13,015
   1/31/2016                      11,184                     12,119
   2/29/2016                      10,828                     11,949
   3/31/2016                      11,650                     12,761
   4/30/2016                      12,214                     13,171
   5/31/2016                      11,987                     13,022
   6/30/2016                      11,553                     12,626
   7/31/2016                      12,065                     13,248
   8/31/2016                      12,388                     13,260
   9/30/2016                      12,524                     13,421
  10/31/2016                      12,686                     13,160
  11/30/2016                      12,744                     12,949
  12/31/2016                      13,172                     13,372
   1/31/2017                      13,735                     13,770
   2/28/2017                      13,644                     13,929
   3/31/2017                      13,948                     14,283
   4/30/2017                      14,149                     14,586
   5/31/2017                      14,395                     15,073
   6/30/2017                      14,550                     15,087
   7/31/2017                      15,236                     15,536
   8/31/2017                      15,223                     15,532
   9/30/2017                      15,767                     15,935
  10/31/2017                      16,052                     16,153
  11/30/2017                      16,214                     16,316
  12/31/2017                      16,634                     16,609
   1/31/2018                      17,612                     17,383
   2/28/2018                      16,621                     16,557
   3/31/2018                      16,427                     16,271
   4/30/2018                      16,867                     16,644
   5/31/2018                      16,259                     16,329
   6/30/2018                      15,890                     16,150
   7/31/2018                      16,395                     16,546
   8/31/2018                      15,825                     16,233
   9/30/2018                      16,104                     16,360
  10/31/2018                      14,751                     15,060
  11/30/2018                      14,641                     15,047
  12/31/2018                      13,761                     14,269
   1/31/2019                      14,835                     15,287
   2/28/2019                      15,087                     15,680
   3/31/2019                      14,926                     15,760
   4/30/2019                      15,411                     16,206
   5/31/2019                      14,252                     15,440              Past performance is not predictive
   6/30/2019                      15,152                     16,357              of future performance.
   7/31/2019                      14,660                     16,160
   8/31/2019                      14,058                     15,763              The returns shown do not reflect
   9/30/2019                      14,777                     16,205              the deduction of taxes that a
  10/31/2019                      15,282                     16,729              shareholder would pay on fund
                                                                                 distributions or the redemption of
             AVERAGE ANNUAL         ONE          FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR         YEARS       YEARS
             ------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    3.60%        2.64%       4.33%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]


                    The Japanese Small Company   MSCI Japan Small Cap Index
                              Series                  (net dividends)
                     -------------------------   --------------------------
  10/31/2009                 $10,000                     $10,000
  11/30/2009                   9,594                       9,643
  12/31/2009                   9,558                       9,462
   1/31/2010                   9,690                       9,667
   2/28/2010                   9,881                       9,850
   3/31/2010                  10,382                      10,298
   4/30/2010                  10,692                      10,577
   5/31/2010                   9,797                       9,844
   6/30/2010                   9,952                       9,887
   7/31/2010                  10,131                      10,007
   8/31/2010                   9,857                       9,795
   9/30/2010                  10,286                      10,196
  10/31/2010                  10,072                      10,112
  11/30/2010                  10,322                      10,309
  12/31/2010                  11,277                      11,349
   1/31/2011                  11,539                      11,484
   2/28/2011                  12,076                      11,946
   3/31/2011                  11,325                      11,209
   4/30/2011                  11,265                      11,219
   5/31/2011                  11,074                      11,052
   6/30/2011                  11,635                      11,464
   7/31/2011                  12,064                      11,940
   8/31/2011                  11,742                      11,452
   9/30/2011                  11,683                      11,462
  10/31/2011                  11,086                      11,039
  11/30/2011                  11,265                      10,740
  12/31/2011                  11,205                      10,908
   1/31/2012                  11,921                      11,356
   2/29/2012                  11,933                      11,479
   3/31/2012                  12,279                      11,786
   4/30/2012                  12,029                      11,615
   5/31/2012                  11,026                      10,650
   6/30/2012                  11,611                      11,105
   7/31/2012                  11,217                      10,931
   8/31/2012                  11,229                      10,869
   9/30/2012                  11,384                      11,169
  10/31/2012                  11,146                      10,928
  11/30/2012                  11,313                      11,003
  12/31/2012                  11,730                      11,345
   1/31/2013                  12,100                      11,770
   2/28/2013                  12,399                      12,169
   3/31/2013                  13,353                      13,152
   4/30/2013                  14,057                      14,017
   5/31/2013                  12,912                      12,906
   6/30/2013                  13,031                      12,871
   7/31/2013                  13,341                      13,081
   8/31/2013                  13,043                      12,904
   9/30/2013                  14,523                      14,373
  10/31/2013                  14,558                      14,314
  11/30/2013                  14,451                      14,219
  12/31/2013                  14,558                      14,334
   1/31/2014                  14,415                      14,292
   2/28/2014                  14,356                      13,975
   3/31/2014                  14,427                      14,011
   4/30/2014                  14,212                      13,751
   5/31/2014                  14,582                      14,201
   6/30/2014                  15,621                      15,207
   7/31/2014                  15,525                      15,289
   8/31/2014                  15,668                      15,179
   9/30/2014                  15,191                      14,672
  10/31/2014                  14,916                      14,279
  11/30/2014                  14,356                      14,118
  12/31/2014                  14,487                      14,266
   1/31/2015                  14,845                      14,745
   2/28/2015                  15,453                      15,276
   3/31/2015                  15,656                      15,571
   4/30/2015                  16,038                      15,862
   5/31/2015                  16,205                      16,050
   6/30/2015                  16,539                      16,284
   7/31/2015                  16,444                      16,221
   8/31/2015                  15,943                      15,666
   9/30/2015                  15,453                      15,103
  10/31/2015                  16,265                      16,111
  11/30/2015                  16,635                      16,317
  12/31/2015                  16,575                      16,452
   1/31/2016                  15,752                      15,404
   2/29/2016                  15,203                      15,245
   3/31/2016                  16,193                      16,196
   4/30/2016                  16,396                      16,901
   5/31/2016                  16,814                      16,905
   6/30/2016                  16,742                      16,805
   7/31/2016                  17,649                      17,706
   8/31/2016                  17,232                      17,079
   9/30/2016                  18,282                      18,000
  10/31/2016                  18,628                      18,240
  11/30/2016                  18,031                      17,382
  12/31/2016                  18,174                      17,697
   1/31/2017                  18,974                      18,365
   2/28/2017                  19,618                      18,929
   3/31/2017                  19,726                      18,895
   4/30/2017                  19,952                      19,218
   5/31/2017                  20,704                      19,925
   6/30/2017                  21,169                      20,112
   7/31/2017                  21,850                      20,648
   8/31/2017                  22,327                      21,033
   9/30/2017                  22,828                      21,366
  10/31/2017                  23,675                      22,098
  11/30/2017                  24,272                      22,875
  12/31/2017                  24,761                      23,228
   1/31/2018                  25,943                      24,214
   2/28/2018                  25,370                      23,921
   3/31/2018                  25,203                      23,715
   4/30/2018                  25,155                      23,747
   5/31/2018                  24,833                      23,694
   6/30/2018                  24,177                      22,968
   7/31/2018                  24,165                      22,769
   8/31/2018                  23,819                      22,623
   9/30/2018                  24,236                      22,938
  10/31/2018                  21,909                      20,769
  11/30/2018                  22,351                      21,333
  12/31/2018                  20,012                      19,514
   1/31/2019                  21,062                      20,582
   2/28/2019                  21,420                      20,814
   3/31/2019                  21,253                      20,901
   4/30/2019                  21,599                      21,084
   5/31/2019                  20,453                      20,225
   6/30/2019                  21,265                      20,718               Past performance is not predictive
   7/31/2019                  21,289                      20,985               of future performance.
   8/31/2019                  20,740                      20,782
   9/30/2019                  21,671                      21,536               The returns shown do not reflect
  10/31/2019                  22,888                      22,702               the deduction of taxes that a
                                                                               shareholder would pay on fund
                                                                               distributions or the redemption of
             AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
             TOTAL RETURN          YEAR        YEARS       YEARS
             ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   4.47%       8.94%       8.63%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                      [CHART]

                    The Asia Pacific            MSCI Pacific ex Japan
                  Small Company Series     Small Cap Index (net dividends)
                  --------------------     -------------------------------
  10/31/2009            $10,000                      $10,000
  11/30/2009             10,467                       10,288
  12/31/2009             10,744                       10,699
   1/31/2010             10,163                       10,015
   2/28/2010             10,345                       10,140
   3/31/2010             11,199                       10,976
   4/30/2010             11,354                       11,283
   5/31/2010              9,784                        9,579
   6/30/2010              9,666                        9,524
   7/31/2010             10,740                       10,494
   8/31/2010             10,728                       10,470
   9/30/2010             12,356                       12,042
  10/31/2010             12,891                       12,577
  11/30/2010             12,720                       12,409
  12/31/2010             13,968                       13,661
   1/31/2011             13,672                       13,264
   2/28/2011             13,759                       13,336
   3/31/2011             14,052                       13,746
   4/30/2011             14,651                       14,302
   5/31/2011             14,219                       13,974
   6/30/2011             13,741                       13,478
   7/31/2011             13,968                       13,676
   8/31/2011             12,997                       12,725
   9/30/2011             10,573                       10,411
  10/31/2011             12,227                       12,117
  11/30/2011             11,901                       11,291
  12/31/2011             11,206                       10,929
   1/31/2012             12,367                       12,064
   2/29/2012             13,300                       13,002
   3/31/2012             13,111                       12,595
   4/30/2012             13,058                       12,663
   5/31/2012             11,430                       11,019
   6/30/2012             11,673                       11,173
   7/31/2012             11,847                       11,541
   8/31/2012             12,246                       11,725
   9/30/2012             12,853                       12,349
  10/31/2012             13,141                       12,603
  11/30/2012             13,331                       12,728
  12/31/2012             13,957                       13,047
   1/31/2013             14,659                       13,739
   2/28/2013             14,723                       13,902
   3/31/2013             14,788                       13,937
   4/30/2013             14,545                       13,826
   5/31/2013             13,467                       12,809
   6/30/2013             12,515                       11,713
   7/31/2013             13,134                       12,181
   8/31/2013             13,240                       12,287
   9/30/2013             14,169                       13,232
  10/31/2013             14,583                       13,464
  11/30/2013             14,071                       12,895
  12/31/2013             14,245                       12,957
   1/31/2014             13,574                       12,356
   2/28/2014             14,359                       13,021
   3/31/2014             14,571                       13,261
   4/30/2014             14,609                       13,348
   5/31/2014             14,624                       13,457
   6/30/2014             14,738                       13,530
   7/31/2014             15,049                       13,825
   8/31/2014             15,285                       13,931
   9/30/2014             13,877                       12,651
  10/31/2014             14,078                       12,801
  11/30/2014             13,524                       12,395
  12/31/2014             13,134                       12,084
   1/31/2015             12,822                       11,846
   2/28/2015             13,448                       12,421
   3/31/2015             13,263                       12,197
   4/30/2015             14,336                       12,897
   5/31/2015             14,495                       12,834
   6/30/2015             13,475                       11,910
   7/31/2015             12,819                       11,372
   8/31/2015             11,726                       10,312
   9/30/2015             11,559                       10,099
  10/31/2015             12,413                       10,923
  11/30/2015             12,375                       10,832
  12/31/2015             12,720                       11,016
   1/31/2016             11,798                       10,059
   2/29/2016             11,976                       10,305
   3/31/2016             13,407                       11,494
   4/30/2016             13,589                       11,701
   5/31/2016             13,441                       11,506
   6/30/2016             13,665                       11,584
   7/31/2016             14,609                       12,441
   8/31/2016             14,507                       12,348
   9/30/2016             14,939                       12,606
  10/31/2016             14,484                       12,076
  11/30/2016             14,203                       11,883
  12/31/2016             14,052                       11,841
   1/31/2017             14,689                       12,222
   2/28/2017             15,106                       12,572
   3/31/2017             15,364                       12,757
   4/30/2017             15,216                       12,705
   5/31/2017             15,201                       12,784
   6/30/2017             15,770                       13,179
   7/31/2017             16,275                       13,502
   8/31/2017             16,449                       13,656
   9/30/2017             16,457                       13,740
  10/31/2017             16,832                       14,099
  11/30/2017             17,037                       14,365
  12/31/2017             17,656                       14,918
   1/31/2018             18,403                       15,569
   2/28/2018             17,803                       15,086
   3/31/2018             17,553                       14,646
   4/30/2018             17,500                       14,719
   5/31/2018             17,800                       14,789
   6/30/2018             17,284                       14,364
   7/31/2018             17,337                       14,394
   8/31/2018             16,946                       14,158
   9/30/2018             16,946                       14,139
  10/31/2018             15,463                       12,830
  11/30/2018             15,854                       13,186
  12/31/2018             14,989                       12,509
   1/31/2019             16,074                       13,575
   2/28/2019             16,646                       13,982
   3/31/2019             16,688                       14,069
   4/30/2019             16,976                       14,262
   5/31/2019             16,161                       13,730                  Past performance is not predictive
   6/30/2019             16,597                       14,354                  of future performance.
   7/31/2019             16,574                       14,536
   8/31/2019             15,554                       13,815                  The returns shown do not reflect
   9/30/2019             15,960                       14,058                  the deduction of taxes that a
  10/31/2019             16,278                       14,256                  shareholder would pay on fund
                                                                              distributions or the redemption of
            AVERAGE ANNUAL        ONE         FIVE         TEN                fund shares.
            TOTAL RETURN          YEAR        YEARS       YEARS
            ----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                  5.27%       2.95%       4.99%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                  [CHART]

                        The United Kingdom          MSCI United Kingdom Small
                       Small Company Series         cap Index (net dividends)
                   ----------------------------     -------------------------
 10/31/2009                   $10,000                       $10,000
 11/30/2009                     9,971                         9,896
 12/31/2009                    10,180                        10,140
  1/31/2010                    10,081                        10,093
  2/28/2010                     9,735                         9,641
  3/31/2010                    10,552                        10,491
  4/30/2010                    10,942                        10,910
  5/31/2010                     9,706                         9,598
  6/30/2010                     9,890                         9,640
  7/31/2010                    11,225                        10,799
  8/31/2010                    10,813                        10,506
  9/30/2010                    11,968                        11,664
 10/31/2010                    12,594                        12,161
 11/30/2010                    11,976                        11,654
 12/31/2010                    13,201                        12,874
  1/31/2011                    13,392                        12,998
  2/28/2011                    13,797                        13,341
  3/31/2011                    13,543                        13,111
  4/30/2011                    14,742                        14,313
  5/31/2011                    14,654                        14,131
  6/30/2011                    14,187                        13,655
  7/31/2011                    14,095                        13,618
  8/31/2011                    12,689                        12,229
  9/30/2011                    11,409                        10,939
 10/31/2011                    12,620                        12,134
 11/30/2011                    12,237                        11,663
 12/31/2011                    11,858                        11,274
  1/31/2012                    12,907                        12,418
  2/29/2012                    13,959                        13,571
  3/31/2012                    14,264                        13,616
  4/30/2012                    14,511                        13,847
  5/31/2012                    12,877                        12,132
  6/30/2012                    13,510                        12,709
  7/31/2012                    13,738                        12,941
  8/31/2012                    14,492                        13,626
  9/30/2012                    15,239                        14,353
 10/31/2012                    15,574                        14,650
 11/30/2012                    15,673                        14,655
 12/31/2012                    16,538                        15,330
  1/31/2013                    16,832                        15,733
  2/28/2013                    16,987                        15,822
  3/31/2013                    17,494                        16,248
  4/30/2013                    17,940                        16,654
  5/31/2013                    18,109                        16,879
  6/30/2013                    17,712                        16,270
  7/31/2013                    19,213                        17,625
  8/31/2013                    19,352                        17,867
  9/30/2013                    20,662                        19,208
 10/31/2013                    21,402                        19,884
 11/30/2013                    21,891                        20,352
 12/31/2013                    23,102                        21,335
  1/31/2014                    22,557                        20,882
  2/28/2014                    24,584                        22,907
  3/31/2014                    23,830                        22,080
  4/30/2014                    23,440                        21,552
  5/31/2014                    23,422                        21,594
  6/30/2014                    23,403                        21,543
  7/31/2014                    22,678                        20,934
  8/31/2014                    23,024                        21,154
  9/30/2014                    21,711                        19,913
 10/31/2014                    21,663                        19,786
 11/30/2014                    21,497                        19,793
 12/31/2014                    21,847                        20,118
  1/31/2015                    21,358                        19,570
  2/28/2015                    23,366                        21,503
  3/31/2015                    22,156                        20,513
  4/30/2015                    23,554                        21,829
  5/31/2015                    24,742                        22,830
  6/30/2015                    24,680                        22,858
  7/31/2015                    24,731                        23,022
  8/31/2015                    23,694                        22,116
  9/30/2015                    22,980                        21,301
 10/31/2015                    23,819                        22,244
 11/30/2015                    23,782                        22,064
 12/31/2015                    23,532                        21,828
  1/31/2016                    21,670                        19,709
  2/29/2016                    21,284                        19,503
  3/31/2016                    22,561                        20,878
  4/30/2016                    22,678                        21,158
  5/31/2016                    23,046                        21,768
  6/30/2016                    20,143                        18,674
  7/31/2016                    21,233                        19,748
  8/31/2016                    21,689                        20,078
  9/30/2016                    21,718                        20,249
 10/31/2016                    20,052                        18,710
 11/30/2016                    20,533                        19,129
 12/31/2016                    20,931                        19,546
  1/31/2017                    21,600                        19,993
  2/28/2017                    21,932                        20,461
  3/31/2017                    22,498                        20,788
  4/30/2017                    24,205                        22,455
  5/31/2017                    24,470                        22,908
  6/30/2017                    23,988                        22,391
  7/31/2017                    24,934                        23,368
  8/31/2017                    24,485                        23,107
  9/30/2017                    25,765                        24,277
 10/31/2017                    26,041                        24,721
 11/30/2017                    26,019                        24,812
 12/31/2017                    27,001                        25,889
  1/31/2018                    27,870                        26,818
  2/28/2018                    25,964                        25,218
  3/31/2018                    26,405                        25,504
  4/30/2018                    27,259                        26,414
  5/31/2018                    27,211                        26,330
  6/30/2018                    26,976                        26,120
  7/31/2018                    26,832                        26,034
  8/31/2018                    26,424                        25,648
  9/30/2018                    26,118                        25,112
 10/31/2018                    23,723                        22,780
 11/30/2018                    23,068                        21,888
 12/31/2018                    21,762                        20,712
  1/31/2019                    24,040                        23,020
  2/28/2019                    25,007                        23,914
  3/31/2019                    24,757                        23,768
  4/30/2019                    25,986                        24,920
  5/31/2019                    24,102                        23,197
  6/30/2019                    24,864                        23,705              Past performance is not predictive
  7/31/2019                    23,966                        22,981              of future performance.
  8/31/2019                    23,642                        22,380
  9/30/2019                    24,798                        23,454              The returns shown do not reflect
 10/31/2019                    26,255                        24,923              the deduction of taxes that a
                                                                                 shareholder would pay on fund
                                                                                 distributions or the redemption of
            AVERAGE ANNUAL          ONE         FIVE         TEN                 fund shares.
            TOTAL RETURN            YEAR        YEARS       YEARS
            -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   10.67%       3.92%       10.13%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                           The Continental            MSCI Europe ex UK Small
                        Small Company Series         cap Index (net dividends)
                    ----------------------------     -------------------------
  10/31/2009                   $10,000                       $10,000
  11/30/2009                    10,304                        10,206
  12/31/2009                    10,272                        10,252
   1/31/2010                    10,103                        10,115
   2/28/2010                     9,890                         9,827
   3/31/2010                    10,625                        10,624
   4/30/2010                    10,525                        10,557
   5/31/2010                     9,029                         8,924
   6/30/2010                     8,973                         8,790
   7/31/2010                    10,047                         9,844
   8/31/2010                     9,588                         9,376
   9/30/2010                    10,907                        10,823
  10/31/2010                    11,537                        11,517
  11/30/2010                    10,642                        10,644
  12/31/2010                    12,023                        12,135
   1/31/2011                    12,366                        12,409
   2/28/2011                    12,579                        12,619
   3/31/2011                    13,003                        13,045
   4/30/2011                    13,883                        13,956
   5/31/2011                    13,415                        13,424
   6/30/2011                    12,984                        12,991
   7/31/2011                    12,251                        12,202
   8/31/2011                    10,993                        10,927
   9/30/2011                     9,338                         9,286
  10/31/2011                    10,297                        10,303
  11/30/2011                     9,618                         9,498
  12/31/2011                     9,240                         9,175
   1/31/2012                    10,120                        10,085
   2/29/2012                    10,770                        10,859
   3/31/2012                    10,789                        10,771
   4/30/2012                    10,539                        10,592
   5/31/2012                     9,100                         9,139
   6/30/2012                     9,500                         9,590
   7/31/2012                     9,404                         9,556
   8/31/2012                     9,833                         9,972
   9/30/2012                    10,353                        10,509
  10/31/2012                    10,532                        10,690
  11/30/2012                    10,674                        10,854
  12/31/2012                    11,319                        11,439
   1/31/2013                    12,177                        12,371
   2/28/2013                    12,057                        12,333
   3/31/2013                    11,787                        12,016
   4/30/2013                    12,273                        12,482
   5/31/2013                    12,501                        12,766
   6/30/2013                    12,089                        12,198
   7/31/2013                    13,143                        13,307
   8/31/2013                    13,160                        13,282
   9/30/2013                    14,312                        14,418
  10/31/2013                    15,131                        15,286
  11/30/2013                    15,406                        15,558
  12/31/2013                    15,840                        15,962
   1/31/2014                    15,742                        15,830
   2/28/2014                    17,127                        17,213
   3/31/2014                    17,215                        17,228
   4/30/2014                    17,384                        17,300
   5/31/2014                    17,455                        17,494
   6/30/2014                    17,303                        17,323
   7/31/2014                    16,293                        16,302
   8/31/2014                    16,100                        16,171
   9/30/2014                    15,241                        15,279
  10/31/2014                    14,790                        14,780
  11/30/2014                    15,146                        15,213
  12/31/2014                    14,665                        14,850
   1/31/2015                    14,766                        14,884
   2/28/2015                    15,786                        15,983
   3/31/2015                    15,710                        15,821
   4/30/2015                    16,551                        16,668
   5/31/2015                    16,570                        16,557
   6/30/2015                    16,225                        16,165
   7/31/2015                    16,681                        16,765
   8/31/2015                    16,058                        16,117
   9/30/2015                    15,492                        15,572
  10/31/2015                    16,242                        16,463
  11/30/2015                    16,215                        16,419
  12/31/2015                    16,421                        16,663
   1/31/2016                    15,308                        15,346
   2/29/2016                    15,283                        15,399
   3/31/2016                    16,587                        16,780
   4/30/2016                    16,931                        16,990
   5/31/2016                    16,967                        17,063
   6/30/2016                    16,038                        15,954
   7/31/2016                    17,100                        16,989
   8/31/2016                    17,323                        17,134
   9/30/2016                    17,754                        17,545
  10/31/2016                    17,232                        16,893
  11/30/2016                    16,595                        16,206
  12/31/2016                    17,455                        17,063
   1/31/2017                    18,223                        17,730
   2/28/2017                    18,416                        17,932
   3/31/2017                    19,208                        18,676
   4/30/2017                    20,400                        19,825
   5/31/2017                    21,522                        20,893
   6/30/2017                    21,532                        20,791
   7/31/2017                    22,358                        21,733
   8/31/2017                    22,415                        21,919
   9/30/2017                    23,170                        22,669
  10/31/2017                    23,138                        22,676
  11/30/2017                    23,185                        22,790
  12/31/2017                    23,685                        23,373
   1/31/2018                    25,322                        24,971
   2/28/2018                    24,251                        23,870
   3/31/2018                    23,891                        23,431
   4/30/2018                    23,949                        23,826
   5/31/2018                    23,479                        23,236
   6/30/2018                    23,008                        22,947
   7/31/2018                    23,643                        23,524
   8/31/2018                    23,359                        23,312
   9/30/2018                    22,908                        22,838
  10/31/2018                    20,645                        20,523
  11/30/2018                    20,181                        19,848
  12/31/2018                    19,110                        18,738
   1/31/2019                    20,625                        20,340
   2/28/2019                    21,064                        20,733
   3/31/2019                    21,020                        20,781
   4/30/2019                    22,152                        21,655              Past performance is not predictive
   5/31/2019                    20,728                        20,325              of future performance.
   6/30/2019                    22,167                        21,677
   7/31/2019                    21,451                        21,230              The returns shown do not reflect
   8/31/2019                    21,037                        20,628              the deduction of taxes that a
   9/30/2019                    21,390                        20,922              shareholder would pay on fund
  10/31/2019                    22,385                        21,806              distributions or the redemption of
                                                                                  fund shares.

             AVERAGE ANNUAL         ONE          FIVE          TEN                MSCI data copyright MSCI 2019,
             TOTAL RETURN           YEAR         YEARS        YEARS               all rights reserved. SCI data
             -------------------------------------------------------------        copyright MSCI 2019, all rights
                                    8.43%        8.64%        8.39%               reserved.

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                           The Canadian              MSCI Canada Small Cap
                       Small Company Series          Index (net dividends)
                    --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,851                        10,839
  12/31/2009                   11,546                        11,476
   1/31/2010                   11,005                        10,999
   2/28/2010                   11,662                        11,731
   3/31/2010                   12,590                        12,732
   4/30/2010                   13,041                        13,263
   5/31/2010                   11,791                        12,093
   6/30/2010                   11,250                        11,526
   7/31/2010                   12,165                        12,464
   8/31/2010                   12,023                        12,425
   9/30/2010                   13,441                        13,785
  10/31/2010                   14,317                        14,620
  11/30/2010                   15,013                        15,235
  12/31/2010                   16,546                        16,637
   1/31/2011                   16,469                        16,442
   2/28/2011                   17,603                        17,529
   3/31/2011                   17,629                        17,533
   4/30/2011                   17,964                        18,065
   5/31/2011                   17,216                        17,338
   6/30/2011                   16,263                        16,454
   7/31/2011                   16,508                        16,889
   8/31/2011                   15,258                        15,885
   9/30/2011                   12,371                        12,977
  10/31/2011                   14,356                        14,827
  11/30/2011                   13,853                        14,440
  12/31/2011                   13,634                        14,143
   1/31/2012                   14,807                        15,302
   2/29/2012                   15,374                        15,850
   3/31/2012                   14,691                        15,012
   4/30/2012                   14,356                        14,891
   5/31/2012                   12,680                        13,155
   6/30/2012                   12,706                        13,114
   7/31/2012                   13,054                        13,568
   8/31/2012                   13,608                        14,132
   9/30/2012                   14,188                        14,845
  10/31/2012                   13,995                        14,579
  11/30/2012                   13,763                        14,253
  12/31/2012                   14,085                        14,486
   1/31/2013                   14,497                        14,782
   2/28/2013                   13,789                        14,066
   3/31/2013                   14,188                        14,398
   4/30/2013                   13,724                        14,073
   5/31/2013                   13,505                        13,727
   6/30/2013                   12,951                        12,881
   7/31/2013                   13,905                        13,871
   8/31/2013                   13,776                        13,716
   9/30/2013                   14,394                        14,245
  10/31/2013                   14,794                        14,565
  11/30/2013                   14,601                        14,210
  12/31/2013                   14,961                        14,564
   1/31/2014                   14,497                        14,073
   2/28/2014                   15,425                        15,051
   3/31/2014                   15,644                        15,185
   4/30/2014                   16,327                        15,765
   5/31/2014                   16,353                        15,779
   6/30/2014                   17,590                        17,120
   7/31/2014                   16,765                        16,372
   8/31/2014                   17,345                        16,935
   9/30/2014                   15,361                        15,143
  10/31/2014                   14,227                        14,129
  11/30/2014                   13,827                        13,734
  12/31/2014                   13,505                        13,376
   1/31/2015                   12,139                        12,107
   2/28/2015                   12,887                        12,788
   3/31/2015                   12,307                        12,238
   4/30/2015                   13,660                        13,438
   5/31/2015                   13,183                        12,987
   6/30/2015                   12,642                        12,541
   7/31/2015                   11,095                        11,311
   8/31/2015                   10,786                        10,734
   9/30/2015                   10,013                        10,092
  10/31/2015                   10,670                        10,635
  11/30/2015                   10,271                        10,332
  12/31/2015                    9,781                         9,602
   1/31/2016                    9,330                         9,173
   2/29/2016                   10,116                         9,934
   3/31/2016                   11,198                        11,087
   4/30/2016                   12,835                        12,447
   5/31/2016                   12,345                        11,994
   6/30/2016                   12,951                        12,500
   7/31/2016                   13,351                        13,026
   8/31/2016                   13,067                        12,622
   9/30/2016                   13,338                        12,781
  10/31/2016                   12,887                        12,237
  11/30/2016                   13,209                        12,333
  12/31/2016                   13,544                        12,566
   1/31/2017                   14,149                        13,096
   2/28/2017                   13,840                        12,964
   3/31/2017                   14,085                        13,106
   4/30/2017                   13,531                        12,655
   5/31/2017                   13,351                        12,553
   6/30/2017                   13,930                        13,054
   7/31/2017                   14,343                        13,374
   8/31/2017                   14,523                        13,516
   9/30/2017                   14,781                        13,731
  10/31/2017                   14,446                        13,529
  11/30/2017                   14,381                        13,472
  12/31/2017                   15,052                        14,192
   1/31/2018                   15,077                        14,198
   2/28/2018                   13,982                        13,126
   3/31/2018                   13,879                        13,034
   4/30/2018                   14,510                        13,471
   5/31/2018                   14,742                        13,736
   6/30/2018                   14,639                        13,817
   7/31/2018                   14,665                        13,778
   8/31/2018                   14,330                        13,847
   9/30/2018                   14,227                        13,739
  10/31/2018                   12,938                        12,558
  11/30/2018                   12,204                        12,060
  12/31/2018                   11,521                        11,339
   1/31/2019                   12,848                        12,833
   2/28/2019                   13,093                        13,211
   3/31/2019                   12,861                        12,916
   4/30/2019                   12,861                        12,876
   5/31/2019                   12,088                        12,252
   6/30/2019                   13,131                        13,214             Past performance is not predictive
   7/31/2019                   13,441                        13,520             of future performance.
   8/31/2019                   13,235                        13,420
   9/30/2019                   13,144                        13,418             The returns shown do not reflect
  10/31/2019                   13,067                        13,368             the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL        ONE         FIVE          TEN                fund shares.
             TOTAL RETURN          YEAR        YEARS        YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   1.00%       -1.69%       2.71%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                            The Emerging              MSCI Emerging Markets
                           Markets Series             Index (net dividends)
                         -----------------         -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,598                        10,430
  12/31/2009                   10,981                        10,841
   1/31/2010                   10,383                        10,237
   2/28/2010                   10,510                        10,273
   3/31/2010                   11,392                        11,102
   4/30/2010                   11,461                        11,237
   5/31/2010                   10,397                        10,248
   6/30/2010                   10,413                        10,173
   7/31/2010                   11,331                        11,020
   8/31/2010                   11,069                        10,806
   9/30/2010                   12,329                        12,007
  10/31/2010                   12,704                        12,356
  11/30/2010                   12,420                        12,029
  12/31/2010                   13,432                        12,888
   1/31/2011                   13,084                        12,538
   2/28/2011                   12,993                        12,421
   3/31/2011                   13,718                        13,152
   4/30/2011                   14,198                        13,560
   5/31/2011                   13,807                        13,204
   6/30/2011                   13,644                        13,001
   7/31/2011                   13,539                        12,943
   8/31/2011                   12,445                        11,786
   9/30/2011                   10,562                        10,068
  10/31/2011                   11,885                        11,402
  11/30/2011                   11,475                        10,642
  12/31/2011                   11,141                        10,513
   1/31/2012                   12,335                        11,706
   2/29/2012                   13,004                        12,407
   3/31/2012                   12,668                        11,993
   4/30/2012                   12,442                        11,850
   5/31/2012                   11,103                        10,521
   6/30/2012                   11,654                        10,927
   7/31/2012                   11,748                        11,140
   8/31/2012                   11,827                        11,103
   9/30/2012                   12,489                        11,773
  10/31/2012                   12,426                        11,701
  11/30/2012                   12,588                        11,850
  12/31/2012                   13,327                        12,429
   1/31/2013                   13,396                        12,601
   2/28/2013                   13,241                        12,442
   3/31/2013                   13,054                        12,228
   4/30/2013                   13,203                        12,320
   5/31/2013                   12,776                        12,004
   6/30/2013                   11,974                        11,240
   7/31/2013                   12,150                        11,357
   8/31/2013                   11,866                        11,162
   9/30/2013                   12,712                        11,888
  10/31/2013                   13,294                        12,466
  11/30/2013                   13,095                        12,284
  12/31/2013                   12,963                        12,106
   1/31/2014                   12,064                        11,320
   2/28/2014                   12,503                        11,695
   3/31/2014                   12,944                        12,054
   4/30/2014                   13,021                        12,094
   5/31/2014                   13,465                        12,516
   6/30/2014                   13,840                        12,849
   7/31/2014                   14,005                        13,097
   8/31/2014                   14,443                        13,392
   9/30/2014                   13,382                        12,400
  10/31/2014                   13,525                        12,546
  11/30/2014                   13,396                        12,413
  12/31/2014                   12,792                        11,841
   1/31/2015                   12,878                        11,912
   2/28/2015                   13,272                        12,281
   3/31/2015                   12,996                        12,106
   4/30/2015                   13,867                        13,037
   5/31/2015                   13,310                        12,515
   6/30/2015                   12,991                        12,190
   7/31/2015                   12,158                        11,345
   8/31/2015                   11,155                        10,319
   9/30/2015                   10,857                        10,009
  10/31/2015                   11,516                        10,723
  11/30/2015                   11,116                        10,304
  12/31/2015                   10,813                        10,075
   1/31/2016                   10,361                         9,421
   2/29/2016                   10,298                         9,406
   3/31/2016                   11,662                        10,650
   4/30/2016                   11,734                        10,708
   5/31/2016                   11,279                        10,309
   6/30/2016                   11,874                        10,721
   7/31/2016                   12,486                        11,260
   8/31/2016                   12,638                        11,540
   9/30/2016                   12,806                        11,689
  10/31/2016                   12,834                        11,716
  11/30/2016                   12,169                        11,177
  12/31/2016                   12,175                        11,202
   1/31/2017                   12,902                        11,815
   2/28/2017                   13,338                        12,176
   3/31/2017                   13,768                        12,484
   4/30/2017                   14,038                        12,757
   5/31/2017                   14,460                        13,134
   6/30/2017                   14,598                        13,266
   7/31/2017                   15,369                        14,057
   8/31/2017                   15,695                        14,371
   9/30/2017                   15,546                        14,314
  10/31/2017                   16,075                        14,815
  11/30/2017                   16,127                        14,845
  12/31/2017                   16,679                        15,378
   1/31/2018                   17,941                        16,660
   2/28/2018                   17,081                        15,891
   3/31/2018                   17,001                        15,596
   4/30/2018                   16,786                        15,527
   5/31/2018                   16,130                        14,977
   6/30/2018                   15,444                        14,355
   7/31/2018                   16,006                        14,670
   8/31/2018                   15,642                        14,273
   9/30/2018                   15,458                        14,198
  10/31/2018                   14,173                        12,961
  11/30/2018                   14,793                        13,495
  12/31/2018                   14,457                        13,138
   1/31/2019                   15,642                        14,288
   2/28/2019                   15,507                        14,320
   3/31/2019                   15,648                        14,440
   4/30/2019                   15,899                        14,744
   5/31/2019                   14,959                        13,675
   6/30/2019                   15,797                        14,528             Past performance is not predictive
   7/31/2019                   15,411                        14,350             of future performance.
   8/31/2019                   14,793                        13,651
   9/30/2019                   15,179                        13,911             The returns shown do not reflect
  10/31/2019                   15,788                        14,498             the deduction of taxes that a
                                                                                shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                   11.40%       3.14%       4.67%               all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                               [CHART]

                         The Emerging Markets           MSCI Emerging Markets
                           Small Cap Series             Index (net dividends)
                       ------------------------        -----------------------
  10/31/2009                  $10,000                         $10,000
  11/30/2009                   10,595                          10,430
  12/31/2009                   11,179                          10,841
   1/31/2010                   10,689                          10,237
   2/28/2010                   10,874                          10,273
   3/31/2010                   11,805                          11,102
   4/30/2010                   12,001                          11,237
   5/31/2010                   10,798                          10,248
   6/30/2010                   11,088                          10,173
   7/31/2010                   12,110                          11,020
   8/31/2010                   12,170                          10,806
   9/30/2010                   13,652                          12,007
  10/31/2010                   14,197                          12,356
  11/30/2010                   13,818                          12,029
  12/31/2010                   14,614                          12,888
   1/31/2011                   14,001                          12,538
   2/28/2011                   13,594                          12,421
   3/31/2011                   14,353                          13,152
   4/30/2011                   15,112                          13,560
   5/31/2011                   14,776                          13,204
   6/30/2011                   14,773                          13,001
   7/31/2011                   14,943                          12,943
   8/31/2011                   13,529                          11,786
   9/30/2011                   11,127                          10,068
  10/31/2011                   12,360                          11,402
  11/30/2011                   11,763                          10,642
  12/31/2011                   11,450                          10,513
   1/31/2012                   12,746                          11,706
   2/29/2012                   13,792                          12,407
   3/31/2012                   13,443                          11,993
   4/30/2012                   13,122                          11,850
   5/31/2012                   11,927                          10,521
   6/30/2012                   12,384                          10,927
   7/31/2012                   12,238                          11,140
   8/31/2012                   12,559                          11,103
   9/30/2012                   13,294                          11,773
  10/31/2012                   13,250                          11,701
  11/30/2012                   13,485                          11,850
  12/31/2012                   14,319                          12,429
   1/31/2013                   14,588                          12,601
   2/28/2013                   14,742                          12,442
   3/31/2013                   14,679                          12,228
   4/30/2013                   14,979                          12,320
   5/31/2013                   14,773                          12,004
   6/30/2013                   13,495                          11,240
   7/31/2013                   13,563                          11,357
   8/31/2013                   13,002                          11,162
   9/30/2013                   13,957                          11,888
  10/31/2013                   14,497                          12,466
  11/30/2013                   14,296                          12,284
  12/31/2013                   14,184                          12,106
   1/31/2014                   13,581                          11,320
   2/28/2014                   14,191                          11,695
   3/31/2014                   14,682                          12,054
   4/30/2014                   14,804                          12,094
   5/31/2014                   15,313                          12,516
   6/30/2014                   15,715                          12,849
   7/31/2014                   15,754                          13,097
   8/31/2014                   16,244                          13,392
   9/30/2014                   15,443                          12,400
  10/31/2014                   15,308                          12,546
  11/30/2014                   15,141                          12,413
  12/31/2014                   14,679                          11,841
   1/31/2015                   14,919                          11,912
   2/28/2015                   15,305                          12,281
   3/31/2015                   15,193                          12,106
   4/30/2015                   16,278                          13,037
   5/31/2015                   16,059                          12,515
   6/30/2015                   15,514                          12,190
   7/31/2015                   14,567                          11,345
   8/31/2015                   13,146                          10,319
   9/30/2015                   13,127                          10,009
  10/31/2015                   13,865                          10,723
  11/30/2015                   13,584                          10,304
  12/31/2015                   13,461                          10,075
   1/31/2016                   12,666                           9,421
   2/29/2016                   12,613                           9,406
   3/31/2016                   14,168                          10,650
   4/30/2016                   14,533                          10,708
   5/31/2016                   13,931                          10,309
   6/30/2016                   14,703                          10,721
   7/31/2016                   15,561                          11,260
   8/31/2016                   15,662                          11,540
   9/30/2016                   15,926                          11,689
  10/31/2016                   15,869                          11,716
  11/30/2016                   14,909                          11,177
  12/31/2016                   15,003                          11,202
   1/31/2017                   15,879                          11,815
   2/28/2017                   16,716                          12,176
   3/31/2017                   17,240                          12,484
   4/30/2017                   17,465                          12,757
   5/31/2017                   17,540                          13,134
   6/30/2017                   17,655                          13,266
   7/31/2017                   18,404                          14,057
   8/31/2017                   18,829                          14,371
   9/30/2017                   18,745                          14,314
  10/31/2017                   19,288                          14,815
  11/30/2017                   19,588                          14,845
  12/31/2017                   20,381                          15,378
   1/31/2018                   21,716                          16,660
   2/28/2018                   20,803                          15,891
   3/31/2018                   20,694                          15,596
   4/30/2018                   20,498                          15,527
   5/31/2018                   20,047                          14,977
   6/30/2018                   18,709                          14,355
   7/31/2018                   19,017                          14,670
   8/31/2018                   18,466                          14,273
   9/30/2018                   17,879                          14,198
  10/31/2018                   16,189                          12,961
  11/30/2018                   17,191                          13,495
  12/31/2018                   16,875                          13,138
   1/31/2019                   18,130                          14,288
   2/28/2019                   18,192                          14,320
   3/31/2019                   18,388                          14,440
   4/30/2019                   18,565                          14,744
   5/31/2019                   17,653                          13,675             Past performance is not predictive
   6/30/2019                   18,550                          14,528             of future performance.
   7/31/2019                   18,101                          14,350
   8/31/2019                   17,347                          13,651             The returns shown do not reflect
   9/30/2019                   17,692                          13,911             the deduction of taxes that a
  10/31/2019                   18,370                          14,498             shareholder would pay on fund
                                                                                  distributions or the redemption of
             AVERAGE ANNUAL          ONE          FIVE         TEN                fund shares.
             TOTAL RETURN            YEAR         YEARS       YEARS
             -------------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    13.47%        3.71%       6.27%               all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI World ex USA Index.................         11.08%
        MSCI World ex USA Mid Cap Index.........         10.71%
        MSCI World ex USA Small Cap Index.......          8.61%
        MSCI World ex USA Value Index...........          5.95%
        MSCI World ex USA Growth Index..........         16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

       TEN LARGEST FOREIGN DEVELOPED
       MARKETS BY MARKET CAP          LOCAL RETURN RETURN IN U.S. DOLLARS
       -----------------------------  ------------ ----------------------
       Japan.........................     4.57%             9.16%
       United Kingdom................     5.73%             7.08%
       France........................    14.29%            12.54%
       Canada........................    11.54%            11.45%
       Switzerland...................    16.43%            18.69%
       Germany.......................     9.14%             7.46%
       Australia.....................    20.12%            16.76%
       Netherlands...................    21.77%            20.09%
       Hong Kong.....................    15.60%            15.63%
       Spain.........................     7.47%             5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         11.86%
        MSCI Emerging Markets Mid Cap Index.....         11.08%
        MSCI Emerging Markets Small Cap Index...          9.69%
        MSCI Emerging Markets Value Index.......          6.00%
        MSCI Emerging Markets Growth Index......         17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

       TEN LARGEST EMERGING MARKETS
       BY MARKET CAP                  LOCAL RETURN RETURN IN U.S. DOLLARS
       ----------------------------   ------------ ----------------------
       China.........................    12.94%            12.90%
       Korea.........................     7.43%             5.22%
       Taiwan........................    20.39%            22.38%
       India.........................    12.67%            17.46%
       Brazil........................    22.35%            13.21%
       South Africa..................    10.59%             8.41%
       Russia........................    31.36%            34.30%
       Thailand......................    -4.10%             5.28%
       Mexico........................     1.02%             6.71%
       Saudi Arabia..................    -1.29%            -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2019, the Series held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 3.60% for the Series and 11.08% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Series' focus on value stocks detracted from performance relative to the style-neutral benchmark.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 1,800 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 4.47% for the Series and 9.31% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocations to small- and micro-caps detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed. The Series' exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those stocks outperformed. At the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Japan.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 810 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 5.27% for the Series and 11.11% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as small-caps underperformed mid-caps in Asia Pacific (ex Japan) markets for the period. At the sector level, the Series' exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets. The Series' exclusion of stocks with the lowest profitability and highest relative price had a negative impact on relative performance, as those securities also outperformed.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 10.67% for the Series and 9.41% for the MSCI United Kingdom Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed for the period. Conversely, at the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in the U.K.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 1,100 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 8.43% for the Series and 6.25% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in eligible markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences contributed positively to the Series' performance relative to the benchmark. The Series' exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the year. Conversely, at the sector level, the Series' exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in eligible markets.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 320 securities. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 1.00% for the Series and 6.45% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to small-cap stocks with smaller relative market capitalizations detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed in Canada for the period. At the sector level, the Series' exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Canada.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2019, the Series held approximately 1,200 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 11.40% for the Series and 11.86% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2019, the Series held approximately 4,200 securities in 18 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2019, total returns were 13.47% for the Series and 11.86% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater allocations to Taiwan and Brazil had a positive impact on relative performance, as small-caps in Taiwan and Brazil outperformed for the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                     BEGINNING  ENDING               EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                       VALUE    VALUE     EXPENSE     DURING
                                     05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                     --------- --------- ---------- ----------
 THE DFA INTERNATIONAL VALUE SERIES
 ----------------------------------
 Actual Fund Return................. $1,000.00 $  991.60    0.22%     $1.10
 Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%     $1.12

 THE JAPANESE SMALL COMPANY SERIES
 ---------------------------------
 Actual Fund Return................. $1,000.00 $1,059.70    0.12%     $0.62
 Hypothetical 5% Annual Return...... $1,000.00 $1,024.60    0.12%     $0.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  958.90    0.13%     $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%     $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,010.30    0.12%     $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,010.50    0.13%     $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%     $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,016.00    0.12%     $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $  993.10    0.15%     $0.75
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%     $0.77

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  989.50    0.25%     $1.25
Hypothetical 5% Annual Return........... $1,000.00 $1,023.95    0.25%     $1.28

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 27 and 30, 2019. They are available upon request, without charge, by calling collect:
(512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES
                   Communication Services.............   4.6%
                   Consumer Discretionary.............  16.3%
                   Consumer Staples...................   3.9%
                   Energy.............................  12.6%
                   Financials.........................  30.1%
                   Health Care........................   4.7%
                   Industrials........................  10.2%
                   Information Technology.............   1.6%
                   Materials..........................  11.9%
                   Real Estate........................   3.0%
                   Utilities..........................   1.1%
                                                       -----
                                                       100.0%

                       THE JAPANESE SMALL COMPANY SERIES
                   Communication Services.............   2.7%
                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   7.2%
                   Energy.............................   1.4%
                   Financials.........................   8.3%
                   Health Care........................   4.6%
                   Industrials........................  30.5%
                   Information Technology.............  13.2%
                   Materials..........................  10.3%
                   Real Estate........................   2.2%
                   Utilities..........................   1.2%
                                                       -----
                                                       100.0%

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                   Communication Services.............   8.8%
                   Consumer Discretionary.............  19.3%
                   Consumer Staples...................   6.5%
                   Energy.............................   2.4%
                   Financials.........................  12.0%
                   Health Care........................   5.4%
                   Industrials........................  13.5%
                   Information Technology.............   8.4%
                   Materials..........................  13.4%
                   Real Estate........................   7.4%
                   Utilities..........................   2.9%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                   Communication Services.............   4.7%
                   Consumer Discretionary.............  21.8%
                   Consumer Staples...................   5.2%
                   Energy.............................   3.8%
                   Financials.........................  13.8%
                   Health Care........................   3.2%
                   Industrials........................  28.9%
                   Information Technology.............   6.5%
                   Materials..........................   5.6%
                   Real Estate........................   4.4%
                   Utilities..........................   2.1%
                                                       -----
                                                       100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
                   Communication Services.............   7.0%
                   Consumer Discretionary.............   9.6%
                   Consumer Staples...................   4.8%
                   Energy.............................   3.5%
                   Financials.........................  13.0%
                   Health Care........................   6.8%
                   Industrials........................  25.1%
                   Information Technology.............  10.8%
                   Materials..........................   7.2%
                   Real Estate........................   7.5%
                   Utilities..........................   4.7%
                                                       -----
                                                       100.0%

                       THE CANADIAN SMALL COMPANY SERIES
                   Communication Services.............   2.3%
                   Consumer Discretionary.............   5.5%
                   Consumer Staples...................   4.6%
                   Energy.............................  14.9%
                   Financials.........................  10.6%
                   Health Care........................   1.8%
                   Industrials........................  11.5%
                   Information Technology.............   4.0%
                   Materials..........................  33.2%
                   Real Estate........................   4.7%
                   Utilities..........................   6.9%
                                                       -----
                                                       100.0%

                          THE EMERGING MARKETS SERIES
                   Communication Services.............   9.2%
                   Consumer Discretionary.............   9.7%
                   Consumer Staples...................   8.0%
                   Energy.............................   7.5%
                   Financials.........................  21.9%
                   Health Care........................   2.5%
                   Industrials........................   7.0%
                   Information Technology.............  19.3%
                   Materials..........................   9.5%
                   Real Estate........................   2.6%
                   Utilities..........................   2.8%
                                                       -----
                                                       100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES
                   Communication Services.............   3.5%
                   Consumer Discretionary.............  14.8%
                   Consumer Staples...................   7.4%
                   Energy.............................   1.6%
                   Financials.........................   8.6%
                   Health Care........................   6.9%
                   Industrials........................  14.9%
                   Information Technology.............  16.1%
                   Materials..........................  12.6%
                   Real Estate........................   7.7%
                   Utilities..........................   5.9%
                                                       -----
                                                       100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.6%)
AUSTRALIA -- (6.5%)
    Australia & New Zealand Banking Group, Ltd....................... 10,445,267         $  191,953,787                1.5%
    National Australia Bank, Ltd.....................................  5,095,804            100,026,219                0.8%
    Woodside Petroleum, Ltd..........................................  3,123,201             69,220,947                0.6%
    Other Securities.................................................                       448,988,061                3.6%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                       810,189,014                6.5%
                                                                                         --------------               ----
AUSTRIA -- (0.1%)
    Other Security...................................................                         8,691,555                0.1%
                                                                                         --------------               ----
BELGIUM -- (1.0%)
    Other Securities.................................................                       124,444,141                1.0%
                                                                                         --------------               ----
CANADA -- (8.1%)
    Bank of Montreal, (2073174)......................................  1,357,448            100,437,577                0.8%
#   Bank of Nova Scotia (The)........................................  1,142,490             65,498,952                0.5%
    Canadian Natural Resources, Ltd..................................  2,927,565             73,833,189                0.6%
    Magna International, Inc.........................................  1,359,530             73,101,928                0.6%
#   Suncor Energy, Inc., (B3NB0P5)...................................  1,502,973             44,623,268                0.4%
    Suncor Energy, Inc., (B3NB1P2)...................................  3,145,720             93,528,520                0.8%
    Other Securities.................................................                       566,135,644                4.5%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                     1,017,159,078                8.2%
                                                                                         --------------               ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S..........................................    774,838             63,124,344                0.5%
    Other Securities.................................................                       137,947,292                1.1%
                                                                                         --------------               ----
TOTAL DENMARK........................................................                       201,071,636                1.6%
                                                                                         --------------               ----
FINLAND -- (0.9%)
    Other Securities.................................................                       107,311,398                0.9%
                                                                                         --------------               ----
FRANCE -- (10.2%)
    AXA SA...........................................................  2,698,893             71,442,974                0.6%
    BNP Paribas SA...................................................  1,990,380            104,016,346                0.8%
    Cie de Saint-Gobain..............................................  2,069,157             84,272,496                0.7%
    Cie Generale des Etablissements Michelin SCA.....................    664,554             80,914,229                0.7%
#   Orange SA........................................................  5,978,647             96,223,277                0.8%
    Peugeot SA.......................................................  3,133,702             79,364,489                0.6%
#   Total SA.........................................................  6,874,996            363,468,614                2.9%
    Other Securities.................................................                       396,067,499                3.2%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                     1,275,769,924               10.3%
                                                                                         --------------               ----
GERMANY -- (6.6%)
    Bayer AG.........................................................  1,905,818            147,846,053                1.2%
    Bayerische Motoren Werke AG......................................  1,225,665             93,854,917                0.8%
    Daimler AG.......................................................  3,530,733            205,922,022                1.7%
    Volkswagen AG....................................................    125,075             23,644,195                0.2%
    Other Securities.................................................                       350,741,256                2.7%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       822,008,443                6.6%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HONG KONG -- (2.9%)
    CK Hutchison Holdings, Ltd.......................................  7,657,984         $   70,706,751                0.6%
#   Sun Hung Kai Properties, Ltd.....................................  4,291,920             65,036,781                0.5%
    Other Securities.................................................                       228,739,233                1.8%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       364,482,765                2.9%
                                                                                         --------------               ----
IRELAND -- (0.3%)
    Other Securities.................................................                        34,882,354                0.3%
                                                                                         --------------               ----
ISRAEL -- (0.4%)
    Other Securities.................................................                        47,094,287                0.4%
                                                                                         --------------               ----
ITALY -- (2.2%)
    Eni SpA..........................................................  3,780,702             57,356,971                0.5%
    Other Securities.................................................                       218,731,458                1.7%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       276,088,429                2.2%
                                                                                         --------------               ----
JAPAN -- (21.9%)
    Hitachi, Ltd.....................................................  1,735,400             64,769,362                0.5%
    Honda Motor Co., Ltd.............................................  4,590,300            124,185,871                1.0%
#   Honda Motor Co., Ltd., Sponsored ADR.............................     26,040                702,299                0.0%
    Mitsubishi UFJ Financial Group, Inc.............................. 11,934,650             61,872,666                0.5%
    Sumitomo Mitsui Financial Group, Inc.............................  2,857,600            101,453,852                0.8%
    Toyota Motor Corp................................................  3,658,590            253,836,203                2.0%
#   Toyota Motor Corp., Sponsored ADR................................    212,618             29,458,224                0.2%
    Other Securities.................................................                     2,100,641,089               17.0%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     2,736,919,566               22.0%
                                                                                         --------------               ----
NETHERLANDS -- (3.5%)
    ING Groep NV.....................................................  6,111,967             69,208,773                0.6%
    Koninklijke Ahold Delhaize NV....................................  5,195,538            129,473,095                1.0%
    Koninklijke DSM NV...............................................    645,359             76,596,330                0.6%
    Other Securities.................................................                       160,691,871                1.3%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       435,970,069                3.5%
                                                                                         --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                        25,446,474                0.2%
                                                                                         --------------               ----
NORWAY -- (0.8%)
    Other Securities.................................................                        94,188,669                0.8%
                                                                                         --------------               ----
PORTUGAL -- (0.0%)
    Other Securities.................................................                         6,172,620                0.1%
                                                                                         --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                       130,414,832                1.1%
                                                                                         --------------               ----
SPAIN -- (2.1%)
    Banco Santander SA............................................... 52,022,978            208,887,734                1.7%
    Banco Santander SA, Sponsored ADR................................     71,002                281,168                0.0%
    Other Securities.................................................                        58,466,742                0.5%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       267,635,644                2.2%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                       PERCENTAGE
                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ----------- ------------------------------- ---------------
SWEDEN -- (2.3%)
      Other Securities..................................                     $   291,790,921                2.3%
                                                                             ---------------              -----
SWITZERLAND -- (9.4%)
      ABB, Ltd..........................................   3,061,074              64,282,501                0.5%
#     Cie Financiere Richemont SA.......................   1,165,784              91,608,647                0.7%
      Lonza Group AG....................................     193,034              69,575,711                0.6%
      Novartis AG.......................................   2,468,436             215,680,082                1.7%
#     Novartis AG, Sponsored ADR........................     333,391              29,151,709                0.2%
      UBS Group AG......................................   6,275,625              74,273,024                0.6%
      Zurich Insurance Group AG.........................     445,436             174,477,301                1.4%
      Other Securities..................................                         452,874,807                3.7%
                                                                             ---------------              -----
TOTAL SWITZERLAND.......................................                       1,171,923,782                9.4%
                                                                             ---------------              -----
UNITED KINGDOM -- (14.6%)
      Anglo American P.L.C..............................   3,439,726              88,528,544                0.7%
      Aviva P.L.C.......................................  16,319,347              87,962,023                0.7%
      BP P.L.C., Sponsored ADR..........................   3,728,757             141,357,178                1.1%
      British American Tobacco P.L.C....................   3,130,216             109,482,004                0.9%
#     British American Tobacco P.L.C., Sponsored ADR....     952,398              33,295,834                0.3%
      Glencore P.L.C....................................  26,606,474              80,308,409                0.6%
      HSBC Holdings P.L.C...............................  13,949,143             105,387,283                0.9%
      HSBC Holdings P.L.C., Sponsored ADR...............   2,719,882             102,784,340                0.8%
      Lloyds Banking Group P.L.C........................ 181,694,609             133,655,657                1.1%
#     Lloyds Banking Group P.L.C., ADR..................   1,479,223               4,289,747                0.0%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A..   3,293,873             190,945,796                1.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B..   3,560,210             207,524,641                1.7%
      Vodafone Group P.L.C..............................  58,351,986             119,080,026                1.0%
#     Vodafone Group P.L.C., Sponsored ADR..............   4,011,201              81,908,730                0.7%
      Other Securities..................................                         331,554,465                2.6%
                                                                             ---------------              -----
TOTAL UNITED KINGDOM....................................                       1,818,064,677               14.6%
                                                                             ---------------              -----
TOTAL COMMON STOCKS.....................................                      12,067,720,278               97.2%
                                                                             ---------------              -----
PREFERRED STOCKS -- (1.3%)

GERMANY -- (1.3%)
      Volkswagen AG.....................................     701,336             133,327,635                1.0%
      Other Securities..................................                          33,433,446                0.3%
                                                                             ---------------              -----
TOTAL GERMANY...........................................                         166,761,081                1.3%
                                                                             ---------------              -----
TOTAL INVESTMENT SECURITIES
  (Cost $12,023,744,028)................................                      12,234,481,359
                                                                             ---------------

                                                                                 VALUE+
                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (2.1%)
@(S)  The DFA Short Term Investment Fund................  22,261,860             257,591,985                2.1%
                                                                             ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,281,304,441)................................                     $12,492,073,344              100.6%
                                                                             ===============              =====

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


As of October 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     12/20/19  $  4,216,215 $  4,305,840   $   89,625
S&P 500(R) Emini Index...    676     12/20/19   101,655,047  102,610,040      954,993
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $105,871,262 $106,915,880   $1,044,618
                                               ============ ============   ==========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------------
                                                                LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- --------------- ------- ---------------
Common Stocks
   Australia................................................             -- $   810,189,014   --    $   810,189,014
   Austria..................................................             --       8,691,555   --          8,691,555
   Belgium..................................................             --     124,444,141   --        124,444,141
   Canada................................................... $1,017,159,078              --   --      1,017,159,078
   Denmark..................................................             --     201,071,636   --        201,071,636
   Finland..................................................             --     107,311,398   --        107,311,398
   France...................................................         42,302   1,275,727,622   --      1,275,769,924
   Germany..................................................     12,174,548     809,833,895   --        822,008,443
   Hong Kong................................................             --     364,482,765   --        364,482,765
   Ireland..................................................      7,252,879      27,629,475   --         34,882,354
   Israel...................................................             --      47,094,287   --         47,094,287
   Italy....................................................     37,407,081     238,681,348   --        276,088,429
   Japan....................................................     61,015,488   2,675,904,078   --      2,736,919,566
   Netherlands..............................................     24,949,700     411,020,369   --        435,970,069
   New Zealand..............................................             --      25,446,474   --         25,446,474
   Norway...................................................             --      94,188,669   --         94,188,669
   Portugal.................................................             --       6,172,620   --          6,172,620
   Singapore................................................             --     130,414,832   --        130,414,832
   Spain....................................................      3,096,838     264,538,806   --        267,635,644
   Sweden...................................................             --     291,790,921   --        291,790,921
   Switzerland..............................................     60,453,348   1,111,470,434   --      1,171,923,782
   United Kingdom...........................................    847,286,736     970,777,941   --      1,818,064,677
Preferred Stocks
   Germany..................................................             --     166,761,081   --        166,761,081
Securities Lending Collateral...............................             --     257,591,985   --        257,591,985
Futures Contracts**.........................................      1,044,618              --   --          1,044,618
                                                             -------------- ---------------   --    ---------------
TOTAL....................................................... $2,071,882,616 $10,421,235,346   --    $12,493,117,962
                                                             ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (2.6%)
    Other Securities.................................................                    $100,852,769                 2.7%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (18.0%)
    Autobacs Seven Co., Ltd..........................................   555,300             9,166,960                 0.3%
#   Fujitsu General, Ltd.............................................   512,500             9,251,020                 0.3%
    Showa Corp.......................................................   399,000             8,336,955                 0.2%
    Other Securities.................................................                     657,574,356                17.5%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                     684,329,291                18.3%
                                                                                         ------------                ----
CONSUMER STAPLES -- (7.1%)
    Milbon Co., Ltd..................................................   170,552             9,341,344                 0.3%
    Morinaga Milk Industry Co., Ltd..................................   250,300             9,731,214                 0.3%
    Other Securities.................................................                     250,052,565                 6.6%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                     269,125,123                 7.2%
                                                                                         ------------                ----
ENERGY -- (1.3%)
    Iwatani Corp.....................................................   294,300            10,205,404                 0.3%
    Other Securities.................................................                      40,052,153                 1.0%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                      50,257,557                 1.3%
                                                                                         ------------                ----
FINANCIALS -- (8.1%)
    Fuyo General Lease Co., Ltd......................................   150,600             9,815,904                 0.3%
    Hokuhoku Financial Group, Inc....................................   923,400             9,032,551                 0.2%
    Jafco Co., Ltd...................................................   241,100             9,056,167                 0.2%
    Other Securities.................................................                     279,431,248                 7.5%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     307,335,870                 8.2%
                                                                                         ------------                ----
HEALTH CARE -- (4.5%)
    Miraca Holdings, Inc.............................................   472,500            11,152,044                 0.3%
    Other Securities.................................................                     160,281,465                 4.3%
                                                                                         ------------                ----
TOTAL HEALTH CARE....................................................                     171,433,509                 4.6%
                                                                                         ------------                ----
INDUSTRIALS -- (29.7%)
    Daiseki Co., Ltd.................................................   305,263             8,867,639                 0.2%
#   DMG Mori Co., Ltd................................................   701,300            11,354,168                 0.3%
    Duskin Co., Ltd..................................................   346,300             9,201,820                 0.3%
    Fujikura, Ltd.................................................... 1,953,600             9,064,834                 0.3%
    Glory, Ltd.......................................................   299,055             8,804,941                 0.2%
    Hanwa Co., Ltd...................................................   285,000             8,303,047                 0.2%
    Hazama Ando Corp................................................. 1,528,900            11,846,070                 0.3%
    Inaba Denki Sangyo Co., Ltd......................................   201,800             9,270,433                 0.3%
    Japan Steel Works, Ltd. (The)....................................   421,200             8,875,711                 0.2%
*   Kawasaki Kisen Kaisha, Ltd.......................................   632,300             9,408,578                 0.3%
    Kumagai Gumi Co., Ltd............................................   303,400             9,353,855                 0.3%
    Maeda Corp.......................................................   930,800             8,638,586                 0.2%
    Makino Milling Machine Co., Ltd..................................   177,900             8,845,037                 0.2%
    Meitec Corp......................................................   216,400            11,280,995                 0.3%
    Mirait Holdings Corp.............................................   586,235             9,413,178                 0.3%
    Nichias Corp.....................................................   480,100            10,128,253                 0.3%
    Nikkon Holdings Co., Ltd.........................................   385,300             9,365,788                 0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
      Nishimatsu Construction Co., Ltd.................................   398,600         $    8,299,205                 0.2%
      NTN Corp......................................................... 3,034,100              9,407,385                 0.3%
      Outsourcing, Inc.................................................   822,100              8,849,066                 0.2%
      Penta-Ocean Construction Co., Ltd................................ 1,716,400             10,529,135                 0.3%
      Shinmaywa Industries, Ltd........................................   707,200              8,712,038                 0.2%
      SMS Co., Ltd.....................................................   398,300              9,765,014                 0.3%
      Ushio, Inc.......................................................   973,200             14,544,315                 0.4%
      Other Securities.................................................                      900,111,597                23.8%
                                                                                          --------------               -----
TOTAL INDUSTRIALS......................................................                    1,132,240,688                30.2%
                                                                                          --------------               -----
INFORMATION TECHNOLOGY -- (12.9%)
      NSD Co., Ltd.....................................................   293,480              9,046,407                 0.2%
      Oki Electric Industry Co., Ltd...................................   699,800              9,391,632                 0.3%
      Tokyo Seimitsu Co., Ltd..........................................   315,100             10,120,723                 0.3%
      Topcon Corp......................................................   862,100             11,887,112                 0.3%
      Ulvac, Inc.......................................................   237,200             10,377,361                 0.3%
      Other Securities.................................................                      438,718,873                11.7%
                                                                                          --------------               -----
TOTAL INFORMATION TECHNOLOGY...........................................                      489,542,108                13.1%
                                                                                          --------------               -----
MATERIALS -- (10.1%)
      ADEKA Corp.......................................................   665,700              9,526,870                 0.3%
      Kureha Corp......................................................   141,650              9,053,385                 0.2%
      Mitsui Mining & Smelting Co., Ltd................................   484,900             13,551,811                 0.4%
      Nippon Light Metal Holdings Co., Ltd............................. 4,755,800              9,250,215                 0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   238,699             10,419,680                 0.3%
      Toagosei Co., Ltd................................................   871,100              9,655,071                 0.3%
      Tokuyama Corp....................................................   414,298             11,067,550                 0.3%
      Tokyo Ohka Kogyo Co., Ltd........................................   242,500              9,603,821                 0.3%
      Toyobo Co., Ltd..................................................   715,200              9,667,381                 0.3%
      Other Securities.................................................                      292,639,320                 7.5%
                                                                                          --------------               -----
TOTAL MATERIALS........................................................                      384,435,104                10.2%
                                                                                          --------------               -----
REAL ESTATE -- (2.1%)
      Kenedix, Inc..................................................... 1,600,900              8,713,937                 0.2%
#     Unizo Holdings Co., Ltd..........................................   211,100              9,736,461                 0.3%
      Other Securities.................................................                       61,699,038                 1.6%
                                                                                          --------------               -----
TOTAL REAL ESTATE......................................................                       80,149,436                 2.1%
                                                                                          --------------               -----
UTILITIES -- (1.2%)
      Other Securities.................................................                       45,413,941                 1.2%
                                                                                          --------------               -----
TOTAL COMMON STOCKS
  (Cost $3,300,844,445)................................................                    3,715,115,396                99.1%
                                                                                          --------------               -----
                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  The DFA Short Term Investment Fund............................... 7,882,015             91,202,795                 2.5%
                                                                                          --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,392,036,762)................................................                   $3,806,318,191               101.6%
                                                                                          ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------
                                                    LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                   ---------- -------------- ------- --------------
Common Stocks
   Communication Services.........................         -- $  100,852,769   --    $  100,852,769
   Consumer Discretionary......................... $2,914,557    681,414,734   --       684,329,291
   Consumer Staples...............................         --    269,125,123   --       269,125,123
   Energy.........................................         --     50,257,557   --        50,257,557
   Financials.....................................         --    307,335,870   --       307,335,870
   Health Care....................................         --    171,433,509   --       171,433,509
   Industrials....................................         --  1,132,240,688   --     1,132,240,688
   Information Technology.........................         --    489,542,108   --       489,542,108
   Materials......................................         --    384,435,104   --       384,435,104
   Real Estate....................................         --     80,149,436   --        80,149,436
   Utilities......................................         --     45,413,941   --        45,413,941
   Securities Lending Collateral..................         --     91,202,795   --        91,202,795
                                                   ---------- --------------   --    --------------
TOTAL............................................. $2,914,557 $3,803,403,634   --    $3,806,318,191
                                                   ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (52.9%)
    ALS, Ltd.........................................................  1,937,440          $ 10,775,238                 0.7%
    Altium, Ltd......................................................    596,319            13,200,823                 0.8%
    Ansell, Ltd......................................................    897,943            17,075,979                 1.0%
    Appen, Ltd.......................................................    556,409             8,359,545                 0.5%
#   Bapcor, Ltd......................................................  1,866,075             9,198,821                 0.6%
    Breville Group, Ltd..............................................    834,341             8,836,168                 0.5%
    carsales.com, Ltd................................................  1,661,566            17,806,162                 1.1%
    Cleanaway Waste Management, Ltd.................................. 10,062,156            12,788,931                 0.8%
#   Credit Corp. Group, Ltd .........................................    553,754            11,961,519                 0.7%
    CSR, Ltd.........................................................  3,957,955            11,313,522                 0.7%
    GrainCorp, Ltd., Class A.........................................  1,833,496             9,136,956                 0.6%
    Independence Group NL............................................  3,324,011            14,557,711                 0.9%
#   InvoCare, Ltd....................................................  1,006,913             9,100,772                 0.6%
#   IOOF Holdings, Ltd...............................................  2,296,344            11,677,647                 0.7%
    IRESS, Ltd.......................................................  1,095,248             9,618,441                 0.6%
#   JB Hi-Fi, Ltd....................................................    861,985            22,028,595                 1.3%
*   Lynas Corp., Ltd.................................................  5,145,389             8,809,881                 0.5%
#   Metcash, Ltd.....................................................  7,553,452            14,683,218                 0.9%
#   Mineral Resources, Ltd...........................................  1,210,928            11,910,590                 0.7%
#*  NEXTDC, Ltd......................................................  1,959,517             8,659,622                 0.5%
    nib holdings, Ltd................................................  3,390,280            16,388,762                 1.0%
#   Nine Entertainment Co. Holdings, Ltd............................. 11,957,501            15,172,093                 0.9%
#*  Nufarm, Ltd......................................................  2,065,056             8,427,098                 0.5%
    Orora, Ltd.......................................................  7,303,221            15,566,511                 1.0%
    OZ Minerals, Ltd.................................................  2,477,965            17,289,828                 1.1%
    Pendal Group, Ltd................................................  1,938,181             9,569,992                 0.6%
#   Perpetual, Ltd...................................................    356,633             8,841,267                 0.5%
    Premier Investments, Ltd.........................................    829,371            10,991,808                 0.7%
    Regis Resources, Ltd.............................................  3,442,546            11,666,993                 0.7%
*   Saracen Mineral Holdings, Ltd....................................  5,717,531            14,793,622                 0.9%
    Sims Metal Management, Ltd.......................................  1,382,214             8,895,865                 0.5%
    Spark Infrastructure Group.......................................  9,526,664            13,285,174                 0.8%
    St Barbara, Ltd..................................................  5,006,626             9,658,812                 0.6%
    Steadfast Group, Ltd.............................................  5,956,128            14,750,048                 0.9%
    Technology One, Ltd..............................................  1,891,632             9,609,521                 0.6%
*   Vocus Group, Ltd.................................................  4,120,793             9,447,578                 0.6%
    Other Securities.................................................                      453,786,509                27.6%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      889,641,622                54.2%
                                                                                          ------------                ----
CHINA -- (0.1%)
    Other Securities.................................................                          877,015                 0.0%
                                                                                          ------------                ----
HONG KONG -- (24.2%)
    Cafe de Coral Holdings, Ltd......................................  3,476,000             9,484,602                 0.6%
    HKBN, Ltd........................................................  5,339,000             9,528,487                 0.6%
#   Luk Fook Holdings International, Ltd.............................  3,963,000            10,526,170                 0.7%
#   Man Wah Holdings, Ltd............................................ 17,293,600            11,778,606                 0.7%
    VTech Holdings, Ltd..............................................  1,359,100            11,916,338                 0.7%
    Other Securities.................................................                      352,926,496                21.4%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      406,160,699                24.7%
                                                                                          ------------                ----

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
NEW ZEALAND -- (6.3%)
      Chorus, Ltd.................................................  3,243,921         $   11,029,769                 0.7%
      Infratil, Ltd...............................................  4,611,834             14,572,102                 0.9%
      Mainfreight, Ltd............................................    402,884             10,378,721                 0.6%
      SKYCITY Entertainment Group, Ltd............................  4,793,322             12,008,879                 0.7%
      Other Securities............................................                        58,498,299                 3.6%
                                                                                      --------------               -----
TOTAL NEW ZEALAND.................................................                       106,487,770                 6.5%
                                                                                      --------------               -----
SINGAPORE -- (13.6%)
#     Sembcorp Industries, Ltd ...................................  6,073,600             10,196,907                 0.6%
#     Singapore Post, Ltd......................................... 12,563,600              8,858,074                 0.5%
#     Singapore Press Holdings, Ltd...............................  6,521,000             10,612,235                 0.7%
      Venture Corp., Ltd..........................................  1,125,100             13,050,734                 0.8%
      Yangzijiang Shipbuilding Holdings Ltd....................... 18,491,700             12,945,807                 0.8%
      Other Securities............................................                       172,482,497                10.5%
                                                                                      --------------               -----
TOTAL SINGAPORE...................................................                       228,146,254                13.9%
                                                                                      --------------               -----
TOTAL COMMON STOCKS ..............................................                     1,631,313,360                99.3%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             2,976                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $1,736,491,472)...........................................                     1,631,316,336
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  The DFA Short Term Investment Fund..........................  4,221,581             48,847,919                 3.0%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,785,334,426)...........................................                    $1,680,164,255               102.3%
                                                                                      ==============               =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             -------- -------------- -------- --------------
Common Stocks
   Australia................................................ $439,275 $  889,202,347       -- $  889,641,622
   China....................................................       --        877,015       --        877,015
   Hong Kong................................................  460,908    405,699,791       --    406,160,699
   New Zealand..............................................       --    106,487,770       --    106,487,770
   Singapore................................................   11,864    228,134,390       --    228,146,254
Rights/Warrants Australia...................................       --          2,976       --          2,976
Securities Lending Collateral...............................       --     48,847,919       --     48,847,919
                                                             -------- -------------- -------- --------------
TOTAL....................................................... $912,047 $1,679,252,208       -- $1,680,164,255
                                                             ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (99.2%)
COMMUNICATION SERVICES -- (4.7%)
    Entertainment One, Ltd...........................................  2,630,507          $ 18,997,490                 0.8%
    Inmarsat P.L.C...................................................  2,400,987            17,128,455                 0.8%
    Other Securities.................................................                       69,081,559                 3.0%
                                                                                          ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      105,207,504                 4.6%
                                                                                          ------------                ----
CONSUMER DISCRETIONARY -- (21.6%)
    B&M European Value Retail SA.....................................  5,453,680            26,163,411                 1.2%
    Bellway P.L.C....................................................    785,920            32,167,252                 1.4%
*   Boohoo Group P.L.C...............................................  4,528,022            15,478,500                 0.7%
    Bovis Homes Group P.L.C..........................................  1,284,142            19,457,559                 0.9%
    Greggs P.L.C.....................................................    734,900            16,903,572                 0.7%
    Inchcape P.L.C...................................................  2,923,312            24,440,490                 1.1%
    JD Sports Fashion P.L.C..........................................  1,736,308            17,271,954                 0.8%
    Merlin Entertainments P.L.C......................................  4,495,638            26,485,860                 1.2%
    Moneysupermarket.com Group P.L.C.................................  3,912,801            17,410,624                 0.8%
    SSP Group P.L.C..................................................  3,025,801            24,951,150                 1.1%
    WH Smith P.L.C...................................................    741,725            21,018,611                 0.9%
    Other Securities.................................................                      245,393,384                10.6%
                                                                                          ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      487,142,367                21.4%
                                                                                          ------------                ----
CONSUMER STAPLES -- (5.2%)
    Britvic P.L.C....................................................  1,845,637            23,586,871                 1.1%
    Fevertree Drinks P.L.C...........................................    631,057            15,205,992                 0.7%
    Tate & Lyle P.L.C................................................  3,470,820            30,273,503                 1.3%
    Other Securities.................................................                       48,295,503                 2.1%
                                                                                          ------------                ----
TOTAL CONSUMER STAPLES...............................................                      117,361,869                 5.2%
                                                                                          ------------                ----
ENERGY -- (3.8%)
    John Wood Group P.L.C............................................  3,647,826            16,016,209                 0.7%
    Tullow Oil P.L.C.................................................  9,865,717            26,364,357                 1.2%
    Other Securities.................................................                       43,225,104                 1.9%
                                                                                          ------------                ----
TOTAL ENERGY.........................................................                       85,605,670                 3.8%
                                                                                          ------------                ----
FINANCIALS -- (13.6%)
    Beazley P.L.C....................................................  2,966,841            22,548,944                 1.0%
    Close Brothers Group P.L.C.......................................  1,042,864            18,699,833                 0.8%
    IG Group Holdings P.L.C..........................................  2,610,897            21,480,945                 0.9%
    Intermediate Capital Group P.L.C.................................  1,866,605            35,924,136                 1.6%
    Man Group P.L.C.................................................. 11,167,689            20,785,020                 0.9%
    Quilter P.L.C....................................................  9,786,100            17,363,535                 0.8%
    TP ICAP P.L.C....................................................  3,608,881            16,046,822                 0.7%
    Other Securities.................................................                      154,748,420                 6.8%
                                                                                          ------------                ----
TOTAL FINANCIALS.....................................................                      307,597,655                13.5%
                                                                                          ------------                ----
HEALTH CARE -- (3.1%)
    ConvaTec Group P.L.C.............................................  7,978,950            20,384,000                 0.9%
    Other Securities.................................................                       50,367,254                 2.2%
                                                                                          ------------                ----
TOTAL HEALTH CARE....................................................                       70,751,254                 3.1%
                                                                                          ------------                ----

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDUSTRIALS -- (28.7%)
    Aggreko P.L.C....................................................  1,647,699         $   16,892,274                0.7%
    Babcock International Group P.L.C................................  3,197,831             22,967,450                1.0%
    BBA Aviation P.L.C...............................................  7,301,568             28,725,347                1.3%
    Cobham P.L.C..................................................... 16,545,169             33,842,830                1.5%
    Diploma P.L.C....................................................    793,073             16,418,068                0.7%
    G4S P.L.C........................................................  9,906,519             26,568,687                1.2%
    Grafton Group P.L.C..............................................  1,638,906             16,595,963                0.7%
    Hays P.L.C....................................................... 10,246,441             20,852,201                0.9%
    HomeServe P.L.C .................................................  1,762,201             26,469,025                1.2%
    Howden Joinery Group P.L.C.......................................  4,476,142             33,500,704                1.5%
    IMI P.L.C........................................................  1,911,037             24,851,430                1.1%
    Meggitt P.L.C....................................................  2,528,732             20,460,802                0.9%
    National Express Group P.L.C.....................................  3,061,395             17,712,519                0.8%
    QinetiQGroup P.L.C...............................................  3,964,771             16,162,957                0.7%
    Rotork P.L.C.....................................................  5,871,491             22,929,186                1.0%
    Travis Perkins P.L.C.............................................  1,726,015             32,059,239                1.4%
    Ultra Electronics Holdings P.L.C.................................    646,972             16,341,114                0.7%
    Other Securities.................................................                       253,872,435               11.1%
                                                                                         --------------               ----
TOTAL INDUSTRIALS....................................................                       647,222,231               28.4%
                                                                                         --------------               ----
INFORMATION TECHNOLOGY -- (6.5%)
    Electrocomponents P.L.C..........................................  3,231,445             28,511,406                1.3%
    Spectris P.L.C...................................................    827,935             25,667,336                1.1%
    Other Securities.................................................                        92,305,157                4.0%
                                                                                         --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       146,483,899                6.4%
                                                                                         --------------               ----
MATERIALS -- (5.5%)
    Victrex P.L.C....................................................    629,414             17,880,697                0.8%
    Other Securities.................................................                       106,253,523                4.6%
                                                                                         --------------               ----
TOTAL MATERIALS......................................................                       124,134,220                5.4%
                                                                                         --------------               ----
REAL ESTATE -- (4.4%)
    Capital & Counties Properties P.L.C..............................  4,962,871             16,403,005                0.7%
    IWG P.L.C........................................................  4,354,218             21,689,498                1.0%
    St. Modwen Properties P.L.C......................................  2,832,022             16,530,842                0.7%
    Other Securities.................................................                        43,243,787                1.9%
                                                                                         --------------               ----
TOTAL REAL ESTATE....................................................                        97,867,132                4.3%
                                                                                         --------------               ----
UTILITIES -- (2.1%)
    Pennon Group P.L.C...............................................  2,929,675             34,062,254                1.5%
    Other Securities.................................................                        12,972,658                0.6%
                                                                                         --------------               ----
TOTAL UTILITIES......................................................                        47,034,912                2.1%
                                                                                         --------------               ----
TOTAL COMMON STOCKS..................................................                     2,236,408,713               98.2%
                                                                                         --------------               ----
PREFERRED STOCKS -- (0.0%)
CONSUMER STAPLES -- (0.0%)
    Other Security...................................................                            13,207                0.0%
                                                                                         --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $2,084,250,199)..............................................                     2,236,421,920
                                                                                         --------------

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund............................... 1,625,922 $   18,813,540       0.8%
                                                                                  --------------      ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,103,060,882)................................................           $2,255,235,460      99.0%
                                                                                  ==============      ====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                             -------- -------------- -------- --------------
Common Stocks
   Communication Services...................................       -- $  105,207,504       -- $  105,207,504
   Consumer Discretionary...................................       --    487,142,367       --    487,142,367
   Consumer Staples.........................................       --    117,361,869       --    117,361,869
   Energy...................................................       --     85,605,670       --     85,605,670
   Financials...............................................       --    307,597,655       --    307,597,655
   Health Care..............................................       --     70,751,254       --     70,751,254
   Industrials..............................................       --    647,222,231       --    647,222,231
   Information Technology...................................       --    146,483,899       --    146,483,899
   Materials................................................       --    124,134,220       --    124,134,220
   Real Estate..............................................       --     97,867,132       --     97,867,132
   Utilities................................................       --     47,034,912       --     47,034,912
Preferred Stocks
   Consumer Staples.........................................       --         13,207       --         13,207
Securities Lending Collateral...............................       --     18,813,540       --     18,813,540
                                                             -------- -------------- -------- --------------
TOTAL.......................................................       -- $2,255,235,460       -- $2,255,235,460
                                                             ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (91.0%)
AUSTRIA -- (3.1%)
#   ANDRITZ AG.......................................................   510,397          $ 22,950,629                 0.4%
    Other Securities.................................................                     167,851,812                 3.0%
                                                                                         ------------                ----
TOTAL AUSTRIA........................................................                     190,802,441                 3.4%
                                                                                         ------------                ----
BELGIUM -- (4.4%)
    Ackermans & van Haaren NV........................................   174,099            26,688,658                 0.5%
*   Galapagos NV.....................................................   220,186            40,539,939                 0.7%
    Other Securities.................................................                     201,242,099                 3.6%
                                                                                         ------------                ----
TOTAL BELGIUM........................................................                     268,470,696                 4.8%
                                                                                         ------------                ----
DENMARK -- (4.4%)
    Royal Unibrew A.S................................................   364,385            29,893,850                 0.5%
    SimCorp A.S......................................................   294,845            26,382,068                 0.5%
    Topdanmark A.S ..................................................   475,380            21,291,486                 0.4%
    Other Securities.................................................                     191,284,392                 3.4%
                                                                                         ------------                ----
TOTAL DENMARK........................................................                     268,851,796                 4.8%
                                                                                         ------------                ----
FINLAND -- (5.7%)
    Huhtamaki Oyj....................................................   768,251            35,574,237                 0.6%
    Kesko Oyj, Class B...............................................   421,805            28,104,043                 0.5%
#   Metso Oyj........................................................   667,333            25,263,083                 0.4%
    Nokian Renkaat Oyj...............................................   883,124            25,238,923                 0.4%
#   Orion Oyj, Class B...............................................   748,676            33,214,713                 0.6%
    Valmet Oyj.......................................................   956,184            21,399,886                 0.4%
    Other Securities.................................................                     175,351,457                 3.2%
                                                                                         ------------                ----
TOTAL FINLAND........................................................                     344,146,342                 6.1%
                                                                                         ------------                ----
FRANCE -- (10.6%)
    Altran Technologies SA........................................... 1,693,540            26,925,558                 0.5%
    Elis SA.......................................................... 1,112,804            21,275,159                 0.4%
    Euronext NV......................................................   373,020            30,092,307                 0.5%
    Eutelsat Communications SA....................................... 1,279,751            24,276,769                 0.4%
    Ingenico Group SA................................................   424,498            45,392,020                 0.8%
    Rexel SA......................................................... 2,320,855            28,772,809                 0.5%
    Rubis SCA........................................................   608,177            35,266,736                 0.6%
    Other Securities.................................................                     436,977,009                 7.9%
                                                                                         ------------                ----
TOTAL FRANCE.........................................................                     648,978,367                11.6%
                                                                                         ------------                ----
GERMANY -- (15.4%)
#   Bechtle AG.......................................................   225,300            24,398,771                 0.4%
    CTS Eventim AG & Co. KGaA........................................   442,453            26,797,580                 0.5%
*   Dialog Semiconductor P.L.C.......................................   621,432            27,952,191                 0.5%
    Freenet AG.......................................................   981,903            21,805,853                 0.4%
#   GEA Group AG.....................................................   890,332            27,192,379                 0.5%
    Gerresheimer AG..................................................   262,222            21,146,921                 0.4%
#   K+S AG........................................................... 1,567,865            22,263,660                 0.4%
    Lanxess AG.......................................................   628,306            40,826,813                 0.7%
#   OSRAM Licht AG...................................................   602,174            26,956,108                 0.5%
    Rheinmetall AG...................................................   339,164            40,905,414                 0.7%
    TAG Immobilien AG................................................ 1,024,715            24,902,336                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    TLG Immobilien AG................................................    722,981          $ 21,202,568                 0.4%
    Other Securities.................................................                      613,715,934                10.8%
                                                                                          ------------                ----
TOTAL GERMANY........................................................                      940,066,528                16.7%
                                                                                          ------------                ----
IRELAND -- (0.5%)
    Other Securities.................................................                       32,095,239                 0.6%
                                                                                          ------------                ----
ISRAEL -- (3.0%)
    Other Securities.................................................                      184,044,089                 3.3%
                                                                                          ------------                ----
ITALY -- (9.7%)
#*  Banco BPM SpA.................................................... 12,626,497            28,742,468                 0.5%
    Hera SpA.........................................................  6,455,969            27,655,462                 0.5%
    Italgas SpA......................................................  3,818,401            24,581,718                 0.4%
#*  Saipem SpA.......................................................  5,057,693            22,957,059                 0.4%
#   Unione di Banche Italiane SpA....................................  7,724,232            23,530,091                 0.4%
    Other Securities.................................................                      462,560,883                 8.3%
                                                                                          ------------                ----
TOTAL ITALY..........................................................                      590,027,681                10.5%
                                                                                          ------------                ----
NETHERLANDS -- (6.4%)
    Aalberts NV......................................................    728,381            29,352,137                 0.5%
#*  Altice Europe NV.................................................  4,683,910            26,800,426                 0.5%
    ASM International NV.............................................    331,781            33,450,744                 0.6%
    ASR Nederland NV.................................................    688,282            25,231,450                 0.5%
    BE Semiconductor Industries NV...................................    589,568            21,856,942                 0.4%
    IMCD NV..........................................................    357,303            27,899,685                 0.5%
    SBM Offshore NV..................................................  1,376,758            23,742,884                 0.4%
    Other Securities.................................................                      200,756,381                 3.5%
                                                                                          ------------                ----
TOTAL NETHERLANDS....................................................                      389,090,649                 6.9%
                                                                                          ------------                ----
NORWAY -- (2.3%)
    Other Securities.................................................                      138,761,156                 2.5%
                                                                                          ------------                ----
PORTUGAL -- (1.0%)
    Other Securities.................................................                       62,779,176                 1.1%
                                                                                          ------------                ----
SPAIN -- (6.0%)
#   Cellnex Telecom SA...............................................    684,045            29,515,742                 0.5%
    Enagas SA........................................................    945,913            23,406,228                 0.4%
    Other Securities.................................................                      310,162,882                 5.6%
                                                                                          ------------                ----
TOTAL SPAIN..........................................................                      363,084,852                 6.5%
                                                                                          ------------                ----
SWEDEN -- (7.2%)
    Other Securities.................................................                      441,605,487                 7.9%
                                                                                          ------------                ----
SWITZERLAND -- (11.3%)
    Cembra Money Bank AG.............................................    214,769            22,775,270                 0.4%
#   Georg Fischer AG.................................................     31,450            30,036,368                 0.5%
    Helvetia Holding AG..............................................    216,663            30,434,052                 0.5%
    PSP Swiss Property AG............................................    325,433            43,075,928                 0.8%
    VAT Group AG.....................................................    199,273            29,299,419                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities.............................                    $  534,051,612                 9.6%
                                                                       --------------               -----
TOTAL SWITZERLAND..................................                       689,672,649                12.3%
                                                                       --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security...............................                         1,167,097                 0.0%
                                                                       --------------               -----
TOTAL COMMON STOCKS................................                     5,553,644,245                99.0%
                                                                       --------------               -----
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
      Other Securities.............................                        33,843,637                 0.6%
                                                                       --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                           873,861                 0.0%
                                                                       --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $4,988,017,993)............................                     5,588,361,743
                                                                       --------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (8.4%)
@(S)  The DFA Short Term Investment Fund........... 44,497,991            514,886,250                 9.2%
                                                                       --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,502,845,113)............................                    $6,103,247,993               108.8%
                                                                       ==============               =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                              LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                                             ---------- ------------ -------- ------------
Common Stocks
   Austria..................................................         -- $190,802,441       -- $190,802,441
   Belgium.................................................. $9,150,257  259,320,439       --  268,470,696
   Denmark..................................................         --  268,851,796       --  268,851,796
   Finland..................................................         --  344,146,342       --  344,146,342
   France...................................................         --  648,978,367       --  648,978,367
   Germany..................................................  1,207,475  938,859,053       --  940,066,528
   Ireland..................................................         --   32,095,239       --   32,095,239
   Israel...................................................    799,434  183,244,655       --  184,044,089
   Italy....................................................  2,432,465  587,595,216       --  590,027,681
   Netherlands..............................................         --  389,090,649       --  389,090,649
   Norway...................................................         --  138,761,156       --  138,761,156
   Portugal.................................................         --   62,779,176       --   62,779,176
   Spain....................................................         --  363,084,852       --  363,084,852
   Sweden...................................................         --  441,605,487       --  441,605,487
   Switzerland..............................................         --  689,672,649       --  689,672,649
   United Kingdom...........................................         --    1,167,097       --    1,167,097
Preferred Stocks
   Germany..................................................         --   33,843,637       --   33,843,637
Rights/Warrants
   Italy....................................................         --      379,240       --      379,240
   Norway...................................................         --       16,603       --       16,603

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                                             ----------- -------------- -------- --------------
   Spain....................................................          -- $      477,143       -- $      477,143
   Sweden...................................................          --            875       --            875
Securities Lending Collateral...............................          --    514,886,250       --    514,886,250
                                                             ----------- -------------- -------- --------------
TOTAL....................................................... $13,589,631 $6,089,658,362       -- $6,103,247,993
                                                             =========== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (86.3%)
COMMUNICATION SERVICES -- (2.0%)
    Cogeco Communications, Inc.......................................    95,472          $  8,252,591                 0.7%
    Other Securities.................................................                      18,350,341                 1.6%
                                                                                         ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      26,602,932                 2.3%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (4.8%)
*   Great Canadian Gaming Corp.......................................   418,284            13,230,363                 1.1%
    Linamar Corp.....................................................   322,683            10,522,538                 0.9%
    Other Securities.................................................                      39,534,125                 3.5%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      63,287,026                 5.5%
                                                                                         ------------                ----
CONSUMER STAPLES -- (4.0%)
    Cott Corp........................................................    96,682             1,242,364                 0.1%
    Cott Corp........................................................   909,370            11,682,135                 1.0%
#   Premium Brands Holdings Corp.....................................   186,219            12,284,997                 1.1%
    Other Securities.................................................                      27,482,578                 2.4%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                      52,692,074                 4.6%
                                                                                         ------------                ----
ENERGY -- (12.8%)
    Crescent Point Energy Corp....................................... 2,146,838             7,840,172                 0.7%
#   Enerplus Corp.................................................... 1,624,918             9,807,986                 0.9%
    Gibson Energy, Inc...............................................   855,146            14,907,108                 1.3%
*   Parex Resources, Inc............................................. 1,044,698            14,158,271                 1.2%
#   Whitecap Resources, Inc.......................................... 2,833,976             7,896,661                 0.7%
    Other Securities.................................................                     115,545,912                10.0%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                     170,156,110                14.8%
                                                                                         ------------                ----
FINANCIALS -- (9.2%)
#   Canadian Western Bank............................................   643,831            16,302,304                 1.4%
    ECN Capital Corp................................................. 2,446,608             8,080,438                 0.7%
    Element Fleet Management Corp.................................... 2,450,611            20,838,845                 1.8%
#   Genworth MI Canada, Inc..........................................   281,680            11,377,554                 1.0%
#*  Home Capital Group, Inc..........................................   541,770            11,151,306                 1.0%
#   Laurentian Bank of Canada........................................   326,390            11,225,774                 1.0%
    Other Securities.................................................                      42,556,392                 3.7%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     121,532,613                10.6%
                                                                                         ------------                ----
HEALTH CARE -- (1.5%)
    Other Securities.................................................                      20,377,182                 1.8%
                                                                                         ------------                ----
INDUSTRIALS -- (9.9%)
    Morneau Shepell, Inc.............................................   346,211             8,335,245                 0.7%
                                                                                         ------------                ----
#   Stantec, Inc.....................................................   625,036            13,334,987                 1.2%
    TFI International, Inc...........................................   556,989            17,748,712                 1.6%
    Other Securities.................................................                      91,974,002                 8.0%
                                                                                         ------------                ----
TOTAL INDUSTRIALS....................................................                     131,392,946                11.5%
                                                                                         ------------                ----
INFORMATION TECHNOLOGY -- (3.5%)
*   Descartes Systems Group, Inc. (The)..............................   333,561            12,979,273                 1.1%
*   Kinaxis, Inc.....................................................   145,074             9,264,425                 0.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INFORMATION TECHNOLOGY -- (Continued)
    Other Securities.................................................                   $   24,038,252                2.1%
                                                                                        --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       46,281,950                4.0%
                                                                                        --------------               ----
MATERIALS -- (28.6%)
*   Alacer Gold Corp................................................. 2,184,997             10,816,324                0.9%
    Alamos Gold, Inc., Class A....................................... 2,957,288             16,098,817                1.4%
*   B2Gold Corp...................................................... 5,382,692             18,921,770                1.6%
*   Centerra Gold, Inc............................................... 1,682,253             14,343,409                1.3%
*   Detour Gold Corp................................................. 1,259,316             20,910,516                1.8%
#*  Eldorado Gold Corp............................................... 1,158,414              9,753,860                0.9%
#*  Endeavour Mining Corp............................................   502,056              9,091,206                0.8%
#*  First Majestic Silver Corp.......................................   977,531             10,449,958                0.9%
*   IAMGOLD Corp..................................................... 3,346,046             12,575,300                1.1%
*   Ivanhoe Mines, Ltd., Class A..................................... 3,744,528              9,296,642                0.8%
    OceanaGold Corp.................................................. 4,416,629             10,596,422                0.9%
    Osisko Gold Royalties, Ltd.......................................   963,845              9,484,046                0.8%
    Pan American Silver Corp......................................... 1,378,389             23,410,948                2.0%
*   Pretium Resources, Inc...........................................   794,788              8,007,620                0.7%
#*  Sandstorm Gold, Ltd.............................................. 1,264,677              9,025,863                0.8%
*   SSR Mining, Inc..................................................   859,605             12,713,617                1.1%
    Stella-Jones, Inc................................................   332,002              9,205,613                0.8%
*   Torex Gold Resources, Inc........................................   632,604              9,255,394                0.8%
    Yamana Gold, Inc................................................. 6,883,874             25,139,651                2.2%
    Other Securities.................................................                      130,973,674               11.5%
                                                                                        --------------               ----
TOTAL MATERIALS......................................................                      380,070,650               33.1%
                                                                                        --------------               ----
REAL ESTATE -- (4.1%)
    Colliers International Group, Inc................................   224,919             15,070,307                1.3%
    FirstService Corp................................................     1,234                107,741                0.0%
    FirstService Corp................................................   153,669             13,412,640                1.2%
#   Tricon Capital Group, Inc........................................ 1,029,132              8,329,320                0.7%
    Other Securities.................................................                       17,246,869                1.5%
                                                                                        --------------               ----
TOTAL REAL ESTATE....................................................                       54,166,877                4.7%
                                                                                        --------------               ----
UTILITIES -- (5.9%)
#   Boralex, Inc., Class A...........................................   485,312              8,032,649                0.7%
    Capital Power Corp...............................................   724,420             17,363,859                1.5%
    Innergex Renewable Energy, Inc...................................   740,781              9,246,404                0.8%
    Northland Power, Inc.............................................   513,208             10,247,795                0.9%
#   Superior Plus Corp............................................... 1,170,310             10,564,867                0.9%
    TransAlta Corp................................................... 2,047,057             12,091,795                1.1%
#   TransAlta Renewables, Inc........................................   779,039              8,387,194                0.7%
    Other Securities.................................................                        2,618,233                0.2%
                                                                                        --------------               ----
TOTAL UTILITIES......................................................                       78,552,796                6.8%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    1,145,113,156               99.7%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                          525,727                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES (Cost $1,363,796,012)....................                    1,145,638,883
                                                                                        ==============

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (13.7%)
@(S)  The DFA Short Term Investment Fund............................... 15,667,770 $  181,291,764       15.8%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,545,068,154)................................................            $1,326,930,647      115.5%
                                                                                   ==============      =====

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                             -------------- ------------ -------- --------------
Common Stocks
   Communication Services................................... $   26,602,932           --       -- $   26,602,932
   Consumer Discretionary...................................     63,280,149 $      6,877       --     63,287,026
   Consumer Staples.........................................     52,692,074           --       --     52,692,074
   Energy...................................................    169,654,103      502,007       --    170,156,110
   Financials...............................................    121,532,613           --       --    121,532,613
   Health Care..............................................     20,377,182           --       --     20,377,182
   Industrials..............................................    131,392,946           --       --    131,392,946
   Information Technology...................................     46,281,950           --       --     46,281,950
   Materials................................................    380,070,161          489       --    380,070,650
   Real Estate..............................................     54,166,877           --       --     54,166,877
   Utilities................................................     78,552,796           --       --     78,552,796
Rights/Warrants
   Communication Services...................................             --       50,475       --         50,475
   Energy...................................................             --           76       --             76
   Materials................................................             --      475,176       --        475,176
Securities Lending Collateral...............................             --  181,291,764       --    181,291,764
                                                             -------------- ------------ -------- --------------
TOTAL....................................................... $1,144,603,783 $182,326,864       -- $1,326,930,647
                                                             ============== ============ ======== ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.8%)
BRAZIL -- (6.7%)
    Ambev SA, ADR....................................................  5,984,451         $   25,792,984                0.4%
    B3 SA - Brasil Bolsa Balcao......................................  1,724,517             20,803,424                0.3%
    JBS SA...........................................................  2,773,918             19,567,171                0.3%
    Petroleo Brasileiro SA...........................................  3,033,556             24,734,393                0.4%
    Petroleo Brasileiro SA, Sponsored ADR (US71654V1017).............  1,299,604             19,611,024                0.3%
*   Vale SA..........................................................  3,260,013             38,367,434                0.6%
*   Vale SA, Sponsored ADR...........................................  1,665,738             19,555,770                0.3%
    Other Securities.................................................                       239,077,732                4.1%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       407,509,932                6.7%
                                                                                         --------------               ----
CHILE -- (1.1%)
    Other Securities.................................................                        64,756,864                1.1%
                                                                                         --------------               ----
CHINA -- (17.4%)
*   Alibaba Group Holding, Ltd., Sponsored ADR.......................    468,034             82,687,567                1.4%
*   Baidu, Inc., Sponsored ADR.......................................    187,957             19,143,421                0.3%
    China Construction Bank Corp., Class H........................... 50,692,590             40,618,473                0.7%
    China Mobile, Ltd., Sponsored ADR................................    903,735             36,492,819                0.6%
    China Overseas Land & Investment, Ltd............................  5,818,000             18,358,646                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 37,297,185             26,719,448                0.5%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  3,770,000             43,512,512                0.7%
    Tencent Holdings, Ltd............................................  3,697,300            149,973,259                2.5%
    Other Securities.................................................                       646,167,913               10.6%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,063,674,058               17.6%
                                                                                         --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                        25,468,955                0.4%
                                                                                         --------------               ----
CZECH REPUBLIC -- (0.1%)
    Other Securities.................................................                         7,589,130                0.1%
                                                                                         --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         8,954,586                0.1%
                                                                                         --------------               ----
GREECE -- (0.4%)
    Other Securities.................................................                        22,608,755                0.4%
                                                                                         --------------               ----
HUNGARY -- (0.5%)
    Other Securities.................................................                        28,120,733                0.5%
                                                                                         --------------               ----
INDIA -- (13.2%)
    HDFC Bank Ltd....................................................  2,767,968             47,944,947                0.8%
    Hindustan Unilever, Ltd..........................................    959,377             29,474,730                0.5%
    Housing Development Finance Corp., Ltd...........................  1,218,361             36,652,982                0.6%
    Infosys, Ltd.....................................................  3,610,458             34,788,558                0.6%
    Reliance Industries, Ltd.........................................  3,145,620             64,868,528                1.1%
    Reliance Industries, Ltd., GDR...................................      3,374                138,370                0.0%
    Tata Consultancy Services, Ltd...................................  1,281,838             41,123,575                0.7%
    Other Securities.................................................                       551,306,729                9.1%
                                                                                         --------------               ----
TOTAL INDIA..........................................................                       806,298,419               13.4%
                                                                                         --------------               ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDONESIA -- (2.7%)
    Bank Central Asia Tbk PT.........................................  8,457,600          $ 18,930,876                 0.3%
    Bank Rakyat Indonesia Persero Tbk PT............................. 63,168,800            18,927,597                 0.3%
    Other Securities.................................................                      128,729,943                 2.2%
                                                                                          ------------                 ---
TOTAL INDONESIA......................................................                      166,588,416                 2.8%
                                                                                          ------------                 ---
MALAYSIA -- (2.6%)
    Public Bank Bhd..................................................  3,656,014            17,743,930                 0.3%
    Other Securities.................................................                      143,535,791                 2.4%
                                                                                          ------------                 ---
TOTAL MALAYSIA.......................................................                      161,279,721                 2.7%
                                                                                          ------------                 ---
MEXICO -- (3.6%)
#   America Movil S.A.B. de C.V...................................... 48,207,854            38,167,318                 0.6%
    Grupo Financiero Banorte S.A.B. de C.V...........................  5,267,183            28,799,538                 0.5%
#   Wal-Mart de Mexico S.A.B. de C.V.................................  7,198,435            21,573,040                 0.4%
    Other Securities.................................................                      133,077,457                 2.2%
                                                                                          ------------                 ---
TOTAL MEXICO.........................................................                      221,617,353                 3.7%
                                                                                          ------------                 ---
NETHERLANDS -- (0.1%)
    Other Security...................................................                        3,425,675                 0.1%
                                                                                          ------------                 ---
PERU -- (0.3%)
    Other Securities.................................................                       17,530,969                 0.3%
                                                                                          ------------                 ---
PHILIPPINES -- (1.4%)
    Other Securities.................................................                       88,326,781                 1.5%
                                                                                          ------------                 ---
POLAND -- (1.4%)
    Other Securities.................................................                       84,513,278                 1.4%
                                                                                          ------------                 ---
RUSSIA -- (2.1%)
    Gazprom PJSC, Sponsored ADR......................................  2,221,918            17,812,774                 0.3%
    Lukoil PJSC, Sponsored ADR.......................................    240,181            22,133,405                 0.4%
    Sberbank of Russia PJSC, Sponsored ADR...........................  1,512,183            22,268,858                 0.4%
    Other Securities.................................................                       63,440,823                 1.0%
                                                                                          ------------                 ---
TOTAL RUSSIA.........................................................                      125,655,860                 2.1%
                                                                                          ------------                 ---
SOUTH AFRICA -- (6.6%)
    Absa Group, Ltd..................................................  2,048,444            21,009,003                 0.4%
    AngloGold Ashanti, Ltd., Sponsored ADR...........................  1,511,371            33,371,072                 0.6%
    FirstRand, Ltd...................................................  4,821,116            20,841,591                 0.3%
    Gold Fields, Ltd., Sponsored ADR.................................  3,517,277            21,736,772                 0.4%
#   MTN Group, Ltd...................................................  4,153,006            25,705,368                 0.4%
    Naspers, Ltd., Class N...........................................    269,196            38,093,520                 0.6%
    Standard Bank Group, Ltd.........................................  2,064,368            23,699,452                 0.4%
    Other Securities.................................................                      216,360,272                 3.5%
                                                                                          ------------                 ---
TOTAL SOUTH AFRICA...................................................                      400,817,050                 6.6%
                                                                                          ------------                 ---
SOUTH KOREA -- (14.8%)
    NAVER Corp.......................................................    127,452            17,970,279                 0.3%
    Samsung Electronics Co., Ltd.....................................  4,912,950           212,336,945                 3.5%
    Samsung Electronics Co., Ltd. , GDR (4942818)....................     52,509            56,131,486                 0.9%
    SK Hynix, Inc....................................................    821,484            57,763,436                 1.0%

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
     Other Securities.........................                    $  563,199,923                9.3%
                                                                  --------------               ----
TOTAL SOUTH KOREA.............................                       907,402,069               15.0%
                                                                  --------------               ----
SPAIN -- (0.1%)
     Other Securities.........................                         4,410,951                0.1%
                                                                  --------------               ----
TAIWAN -- (16.0%)
     ASE Technology Holding Co., Ltd..........  7,079,782             18,368,006                0.3%
     Hon Hai Precision Industry Co., Ltd......  9,612,322             25,387,128                0.4%
     Largan Precision Co., Ltd................    133,860             19,641,853                0.3%
     Taiwan Semiconductor Manufacturing Co.,
       Ltd ................................... 22,557,808            221,061,961                3.7%
     Taiwan Semiconductor Manufacturing Co.,
       Ltd., Sponsored ADR                      1,784,041             92,110,037                1.5%
     Other Securities.........................                       600,580,578               10.0%
                                                                  --------------               ----
TOTAL TAIWAN..................................                       977,149,563               16.2%
                                                                  --------------               ----
THAILAND -- (3.4%)
     PTT PCL.................................. 16,434,000             24,627,869                0.4%
     Other Securities.........................                       185,433,274                3.1%
                                                                  --------------               ----
TOTAL THAILAND................................                       210,061,143                3.5%
                                                                  --------------               ----
TURKEY -- (0.8%)
     Other Securities.........................                        50,321,568                0.8%
                                                                  --------------               ----
UNITED KINGDOM -- (0.0%)
     Other Security...........................                         2,900,887                0.0%
                                                                  --------------               ----
TOTAL COMMON STOCKS...........................                     5,856,982,716               97.1%
                                                                  --------------               ----
PREFERRED STOCKS -- (2.0%)

BRAZIL -- (1.9%)
     Banco Bradesco SA........................  2,296,111             20,135,700                0.3%
     Itau Unibanco Holding SA.................  4,269,308             38,568,016                0.6%
     Petroleo Brasileiro SA...................  3,525,848             26,717,497                0.4%
     Other Securities.........................                        28,934,909                0.6%
                                                                  --------------               ----
TOTAL BRAZIL..................................                       114,356,122                1.9%
                                                                  --------------               ----
CHILE -- (0.0%)
     Other Security...........................                         1,187,481                0.0%
                                                                  --------------               ----
COLOMBIA -- (0.1%)
     Other Securities.........................                         5,471,738                0.1%
                                                                  --------------               ----
SOUTH KOREA -- (0.0%)
     Other Security...........................                           348,299                0.0%
                                                                  --------------               ----
TOTAL PREFERRED STOCKS........................                       121,363,640                2.0%
                                                                  --------------               ----
RIGHTS/WARRANTS -- (0.0%)
     Other Securities.........................                            64,488                0.0%
                                                                  --------------               ----
TOTAL INVESTMENT SECURITIES
  (Cost $4,151,605,364).......................                     5,978,410,844
                                                                  --------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  The DFA Short Term Investment Fund............................... 11,523,978 $  133,343,951        2.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
(Cost $4,284,929,744)..................................................            $6,111,754,795      101.3%
                                                                                   ==============      =====

As of October 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                                            UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $33,538,198 $33,845,500    $307,302
S&P 500(R) Emini Index......................................     60     12/20/19    9,010,755   9,107,400      96,645
                                                                                  ----------- -----------    --------
TOTAL FUTURES CONTRACTS.....................................                      $42,548,953 $42,952,900    $403,947
                                                                                  =========== ===========    ========

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                                             ------------ ------------ ------- --------------
Common Stocks
   Brazil................................................... $407,509,932           --   --    $  407,509,932
   Chile....................................................   36,663,260 $ 28,093,604   --        64,756,864
   China....................................................  264,262,188  799,411,870   --     1,063,674,058
   Colombia.................................................   25,468,955           --   --        25,468,955
   Czech Republic...........................................           --    7,589,130   --         7,589,130
   Egypt....................................................      264,880    8,689,706   --         8,954,586
   Greece...................................................           --   22,608,755   --        22,608,755
   Hungary..................................................           --   28,120,733   --        28,120,733
   India....................................................   35,347,463  770,950,956   --       806,298,419
   Indonesia................................................    5,682,660  160,905,756   --       166,588,416
   Malaysia.................................................           --  161,279,721   --       161,279,721
   Mexico...................................................  221,617,353           --   --       221,617,353
   Netherlands..............................................    3,425,675           --   --         3,425,675
   Peru.....................................................   17,530,969           --   --        17,530,969
   Philippines..............................................    2,545,890   85,780,891   --        88,326,781
   Poland...................................................           --   84,513,278   --        84,513,278
   Russia...................................................   20,627,226  105,028,634   --       125,655,860
   South Africa.............................................   71,570,426  329,246,624   --       400,817,050
   South Korea..............................................   17,936,063  889,466,006   --       907,402,069
   Spain....................................................    4,410,951           --   --         4,410,951
   Taiwan...................................................  102,539,692  874,609,871   --       977,149,563
   Thailand.................................................  210,061,143           --   --       210,061,143
   Turkey...................................................      403,894   49,917,674   --        50,321,568
   United Kingdom...........................................           --    2,900,887   --         2,900,887
Preferred Stocks
   Brazil...................................................  114,356,122           --   --       114,356,122
   Chile....................................................           --    1,187,481   --         1,187,481
   Colombia.................................................    5,471,738           --   --         5,471,738
   South Korea..............................................      348,299           --   --           348,299

THE EMERGING MARKETS SERIES

CONTINUED


                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             -------------- -------------- ------- --------------
Rights/Warrants
   Taiwan...................................................             -- $       39,852   --    $       39,852
   Thailand.................................................             --         24,636   --            24,636
Securities Lending Collateral...............................             --    133,343,951   --       133,343,951
Futures Contracts**......................................... $      403,947             --   --           403,947
                                                             -------------- --------------   --    --------------
TOTAL....................................................... $1,568,448,726 $4,543,710,016   --    $6,112,158,742
                                                             ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.8%)
BRAZIL -- (9.0%)
    Aliansce Sonae Shopping Centers SA...............................  1,180,268         $   12,522,204                0.2%
#*  Azul SA, ADR.....................................................    548,855             21,394,368                0.3%
    BR Malls Participacoes SA........................................  7,133,056             27,301,436                0.4%
    Cia de Saneamento do Parana......................................    879,307             19,995,711                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,091,287             13,940,066                0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..........  2,708,304             18,185,919                0.3%
    EDP - Energias do Brasil SA......................................  2,821,314             13,345,051                0.2%
    Equatorial Energia SA............................................  1,340,358             34,049,538                0.5%
    MRV Engenharia e Participacoes SA................................  3,320,154             14,562,152                0.2%
    Qualicorp Consultoria e Corretora de Seguros SA..................  2,491,663             19,818,988                0.3%
    Sul America SA...................................................  2,867,714             34,529,843                0.5%
    Transmissora Alianca de Energia Eletrica SA......................  3,338,651             24,041,950                0.4%
    YDUQS Part.......................................................  2,462,379             24,098,834                0.4%
    Other Securities.................................................                       317,186,665                5.1%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       594,972,725                9.3%
                                                                                         --------------               ----
CHILE -- (1.3%)
    Parque Arauco SA.................................................  5,633,230             14,829,285                0.2%
    Other Securities.................................................                        72,713,462                1.2%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                        87,542,747                1.4%
                                                                                         --------------               ----
CHINA -- (16.0%)
*   3SBio, Inc.......................................................  7,919,000             14,751,165                0.2%
*   51job, Inc., ADR.................................................    146,514             11,540,908                0.2%
#*  Baozun, Inc., Sponsored ADR......................................    268,776             11,697,132                0.2%
#   China Aoyuan Group, Ltd..........................................  9,391,000             12,001,039                0.2%
    China Medical System Holdings, Ltd...............................  8,837,500             11,984,741                0.2%
    CIFI Holdings Group Co., Ltd..................................... 17,899,964             11,938,845                0.2%
    Far East Horizon, Ltd............................................ 12,557,000             11,888,254                0.2%
    Kingboard Holdings, Ltd..........................................  4,368,421             11,641,413                0.2%
#   Kingdee International Software Group Co., Ltd.................... 14,416,200             15,796,538                0.3%
    Li Ning Co., Ltd.................................................  4,131,000             14,007,474                0.2%
    Minth Group, Ltd.................................................  4,297,000             15,199,257                0.2%
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H......... 11,908,000             13,670,868                0.2%
    Shenzhen International Holdings, Ltd.............................  7,852,816             15,965,018                0.3%
    Other Securities.................................................                       884,582,712               13.6%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,056,665,364               16.4%
                                                                                         --------------               ----
COLOMBIA -- (0.3%)
    Other Securities.................................................                        20,876,303                0.3%
                                                                                         --------------               ----
GREECE -- (0.4%)
    Other Securities.................................................                        27,820,918                0.4%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Security...................................................                           569,179                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.1%)
    Other Securities.................................................                         8,006,662                0.1%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                              PERCENTAGE
                                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                 ---------- ------------------------------- ---------------
INDIA -- (11.0%)
    Crompton Greaves Consumer Electricals, Ltd..................  3,162,419         $   11,359,638                0.2%
    Federal Bank, Ltd........................................... 10,224,242             12,069,446                0.2%
    Other Securities............................................                       698,199,583               10.8%
                                                                                    --------------               ----
TOTAL INDIA.....................................................                       721,628,667               11.2%
                                                                                    --------------               ----
INDONESIA -- (2.7%)
    Other Securities............................................                       175,060,520                2.7%
                                                                                    --------------               ----
MALAYSIA -- (3.1%)
    Other Securities............................................                       204,764,291                3.2%
                                                                                    --------------               ----
MEXICO -- (3.1%)
#*  Alsea S.A.B. de C.V.........................................  4,593,827             12,226,961                0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..........  3,075,478             21,342,009                0.3%
    Megacable Holdings S.A.B. de C.V............................  2,886,613             11,850,172                0.2%
    Other Securities............................................                       156,117,191                2.4%
                                                                                    --------------               ----
TOTAL MEXICO....................................................                       201,536,333                3.1%
                                                                                    --------------               ----
PHILIPPINES -- (1.4%)
    Other Securities............................................                        93,020,607                1.4%
                                                                                    --------------               ----
POLAND -- (1.1%)
    Other Securities............................................                        72,344,163                1.1%
                                                                                    --------------               ----
RUSSIA -- (0.2%)
    Other Securities............................................                        10,911,600                0.2%
                                                                                    --------------               ----
SOUTH AFRICA -- (6.9%)
    African Rainbow Minerals, Ltd...............................  1,136,508             11,386,338                0.2%
    AVI, Ltd....................................................  2,690,297             15,447,267                0.2%
#   Barloworld, Ltd.............................................  2,004,459             15,965,466                0.3%
    Clicks Group, Ltd...........................................  1,489,117             24,206,910                0.4%
#   Foschini Group, Ltd. (The)..................................  1,303,259             15,030,287                0.2%
    Gold Fields, Ltd., Sponsored ADR............................  2,024,601             12,512,034                0.2%
#*  Impala Platinum Holdings, Ltd...............................  5,947,577             40,948,861                0.6%
    Life Healthcare Group Holdings, Ltd.........................  8,269,032             13,059,201                0.2%
*   Northam Platinum, Ltd.......................................  3,302,942             22,303,408                0.4%
    Pick n Pay Stores, Ltd......................................  2,900,901             12,673,046                0.2%
*   Sibanye Gold, Ltd...........................................  9,471,405             18,286,388                0.3%
#   SPAR Group, Ltd. (The)......................................  1,529,759             20,581,718                0.3%
    Truworths International, Ltd................................  3,181,399             11,275,738                0.2%
    Other Securities............................................                       220,487,865                3.4%
                                                                                    --------------               ----
TOTAL SOUTH AFRICA..............................................                       454,164,527                7.1%
                                                                                    --------------               ----
SOUTH KOREA -- (14.5%)
    Other Securities............................................                       955,041,081               14.9%
                                                                                    --------------               ----
TAIWAN -- (18.8%)
#   Walsin Technology Corp......................................  1,910,793             11,439,639                0.2%
    Other Securities............................................                     1,224,311,164               19.0%
                                                                                    --------------               ----
TOTAL TAIWAN....................................................                     1,235,750,803               19.2%
                                                                                    --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
THAILAND -- (3.8%)
      Other Securities.......................................                    $  248,320,312                 3.9%
                                                                                 --------------               -----
TURKEY -- (1.1%)
      Other Securities.......................................                        74,222,083                 1.2%
                                                                                 --------------               -----
TOTAL COMMON STOCKS..........................................                     6,243,218,885                97.1%
                                                                                 --------------               -----
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
      Cia de Saneamento do Parana............................  2,843,901             12,877,507                 0.2%
      Cia de Transmissao de Energia Eletrica Paulista........  1,944,669             11,428,961                 0.2%
      Cia Energetica de Sao Paulo............................  1,846,188             13,672,057                 0.2%
      Cia Paranaense de Energia..............................    960,299             13,329,970                 0.2%
      Other Securities.......................................                        59,324,611                 0.9%
                                                                                 --------------               -----
TOTAL BRAZIL.................................................                       110,633,106                 1.7%
                                                                                 --------------               -----
CHILE -- (0.0%)
      Other Security.........................................                         1,243,749                 0.0%
                                                                                 --------------               -----
COLOMBIA -- (0.1%)
      Other Securities.......................................                         1,722,387                 0.1%
                                                                                 --------------               -----
TOTAL PREFERRED STOCKS.......................................                       113,599,242                 1.8%
                                                                                 --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................................                           986,614                 0.0%
                                                                                 --------------               -----
TOTAL INVESTMENT SECURITIES
  (Cost $6,275,401,168)......................................                     6,357,804,741
                                                                                 --------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (3.4%)
@(S)  The DFA Short Term Investment Fund..................... 19,599,035            226,780,436                 3.5%
                                                                                 --------------               -----
TOTAL INVESTMENTS--(100.0%)
(Cost $6,502,156,830)........................................                    $6,584,585,177               102.4%
                                                                                 ==============               =====

As of October 31, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                                            UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $33,392,884 $33,845,500    $452,616
S&P 500(R) Emini Index......................................     72     12/20/19   10,624,869  10,928,880     304,011
                                                                                  ----------- -----------    --------
TOTAL FUTURES CONTRACTS.....................................                      $44,017,753 $44,774,380    $756,627
                                                                                  =========== ===========    ========

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                             -------------- -------------- ------- --------------
Common Stocks
   Brazil................................................... $  594,972,725             --   --    $  594,972,725
   Chile....................................................        302,888 $   87,239,859   --        87,542,747
   China....................................................     81,475,059    975,190,305   --     1,056,665,364
   Colombia.................................................     20,876,303             --   --        20,876,303
   Greece...................................................             --     27,820,918   --        27,820,918
   Hong Kong................................................             --        569,179   --           569,179
   Hungary..................................................             --      8,006,662   --         8,006,662
   India....................................................      6,541,236    715,087,431   --       721,628,667
   Indonesia................................................        482,881    174,577,639   --       175,060,520
   Malaysia.................................................         41,885    204,722,406   --       204,764,291
   Mexico...................................................    201,516,550         19,783   --       201,536,333
   Philippines..............................................             --     93,020,607   --        93,020,607
   Poland...................................................             --     72,344,163   --        72,344,163
   Russia...................................................     10,911,600             --   --        10,911,600
   South Africa.............................................     21,009,004    433,155,523   --       454,164,527
   South Korea..............................................         74,289    954,966,792   --       955,041,081
   Taiwan...................................................        100,823  1,235,649,980   --     1,235,750,803
   Thailand.................................................    248,293,158         27,154   --       248,320,312
   Turkey...................................................             --     74,222,083   --        74,222,083
Preferred Stocks
   Brazil...................................................    110,633,106             --   --       110,633,106
   Chile....................................................             --      1,243,749   --         1,243,749
   Colombia.................................................      1,722,387             --   --         1,722,387
Rights/Warrants
   Indonesia................................................             --         91,796   --            91,796
   Malaysia.................................................             --          5,446   --             5,446
   South Korea..............................................             --        115,112   --           115,112
   Taiwan...................................................             --         97,373   --            97,373
   Turkey...................................................             --        676,887   --           676,887
Securities Lending Collateral...............................             --    226,780,436   --       226,780,436
Futures Contracts**.........................................        756,627             --   --           756,627
                                                             -------------- --------------   --    --------------
TOTAL....................................................... $1,299,710,521 $5,285,631,283   --    $6,585,341,804
                                                             ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                           THE JAPANESE   THE ASIA     THE UNITED
                                                                THE DFA       SMALL     PACIFIC SMALL KINGDOM SMALL
                                                             INTERNATIONAL   COMPANY       COMPANY       COMPANY
                                                             VALUE SERIES*   SERIES*       SERIES*       SERIES*
                                                             ------------- ------------ ------------- -------------
ASSETS:
Investment Securities at Value (including $321,088,
  $191,793, $231,554 and $17,450 of securities on loan,
  respectively).............................................  $12,234,481   $3,715,115   $1,631,316    $2,236,422
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $257,560, $91,192, $48,843 and
  $18,811)..................................................      257,592       91,203       48,848        18,814
Segregated Cash for Futures Contracts.......................        4,457           --           --            --
Foreign Currencies at Value.................................      107,014        2,283        6,498         6,006
Cash........................................................        1,847        4,341           --           312
Receivables:
   Investment Securities Sold...............................       10,170        2,309        2,994        31,768
   Dividends, Interest and Tax Reclaims.....................       67,642       26,307        1,251         6,901
   Securities Lending Income................................          285          580          409            50
Unrealized Gain on Foreign Currency Contracts...............            1           --           --            --
                                                              -----------   ----------   ----------    ----------
       Total Assets.........................................   12,683,489    3,842,138    1,691,316     2,300,273
                                                              -----------   ----------   ----------    ----------
LIABILITIES:
Payables:
   Due to Custodian.........................................           --           --            2            --
   Upon Return of Securities Loaned.........................      257,574       91,233       48,834        18,814
   Investment Securities Purchased..........................        1,425        2,089          327         3,656
   Due to Advisor...........................................        2,064          308          137           187
   Line of Credit...........................................           --           --           10            --
   Futures Margin Variation.................................          419           --           --            --
Unrealized Loss on Foreign Currency Contracts...............           21           --           --            --
Accrued Expenses and Other Liabilities......................        1,136          331          163           165
                                                              -----------   ----------   ----------    ----------
       Total Liabilities....................................      262,639       93,961       49,473        22,822
                                                              -----------   ----------   ----------    ----------
NET ASSETS..................................................  $12,420,850   $3,748,177   $1,641,843    $2,277,451
                                                              ===========   ==========   ==========    ==========
Investment Securities at Cost...............................  $12,023,744   $3,300,844   $1,736,491    $2,084,250
                                                              ===========   ==========   ==========    ==========
Foreign Currencies at Cost..................................  $   105,529   $    2,272   $    6,486    $    5,978
                                                              ===========   ==========   ==========    ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE
                                                                              CONTINENTAL THE CANADIAN              THE EMERGING
                                                                                 SMALL       SMALL     THE EMERGING   MARKETS
                                                                                COMPANY     COMPANY      MARKETS     SMALL CAP
                                                                                SERIES*     SERIES*      SERIES*      SERIES*
                                                                              ----------- ------------ ------------ ------------
ASSETS:
Investment Securities at Value (including $527,896, $215,322, $185,633
  and $582,271 of securities on loan, respectively).......................... $5,588,362   $1,145,639   $5,978,411   $6,357,805
Collateral from Securities on Loan Invested in Affiliate at Value (including
  cost of $514,827, $181,272, $133,324 and $226,756).........................    514,886      181,292      133,344      226,780
Segregated Cash for Futures Contracts........................................         --           --        2,068        2,144
Foreign Currencies at Value..................................................     10,125          741       34,952       34,447
Cash.........................................................................      3,377          810       17,655       20,377
Receivables:
   Investment Securities Sold................................................      4,167          899        9,555       13,550
   Dividends, Interest and Tax Reclaims......................................     12,045          843        5,724        8,133
   Securities Lending Income.................................................      1,327          232          389        2,865
                                                                              ----------   ----------   ----------   ----------
       Total Assets..........................................................  6,134,289    1,330,456    6,182,098    6,666,101
                                                                              ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........................................    514,881      181,271      133,343      226,726
   Investment Securities Purchased...........................................     10,962          384        3,829        6,560
   Due to Advisor............................................................        461           97          501        1,070
   Futures Margin Variation..................................................         --           --          293          300
Unrealized Loss on Foreign Currency Contracts................................         14           --           --           --
Deferred Taxes Payable.......................................................         --           --        8,904           --
Accrued Expenses and Other Liabilities.......................................        476           89        1,066        1,078
                                                                              ----------   ----------   ----------   ----------
       Total Liabilities.....................................................    526,794      181,841      147,936      235,734
                                                                              ----------   ----------   ----------   ----------
NET ASSETS................................................................... $5,607,495   $1,148,615   $6,034,162   $6,430,367
                                                                              ==========   ==========   ==========   ==========
Investment Securities at Cost................................................ $4,988,018   $1,363,796   $4,151,605   $6,275,401
                                                                              ==========   ==========   ==========   ==========
Foreign Currencies at Cost................................................... $   10,108   $      744   $   34,876   $   34,484
                                                                              ==========   ==========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                                                      THE
                                                                                                 THE     THE ASIA   UNITED
                                                                                    THE DFA    JAPANESE  PACIFIC    KINGDOM
                                                                                 INTERNATIONAL  SMALL     SMALL      SMALL
                                                                                     VALUE     COMPANY   COMPANY    COMPANY
                                                                                    SERIES#    SERIES#   SERIES#    SERIES#
                                                                                 ------------- --------  --------  --------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $48,859, $8,503, $912 and $223,
     respectively)..............................................................   $490,858    $ 76,667  $ 64,269  $ 78,292
   Income from Securities Lending...............................................      7,065       9,223     6,043       460
                                                                                   --------    --------  --------  --------
          Total Investment Income...............................................    497,923      85,890    70,312    78,752
                                                                                   --------    --------  --------  --------
EXPENSES
   Investment Management Fees...................................................     24,092       3,519     1,659     2,223
   Accounting & Transfer Agent Fees.............................................        530         174       100       121
   Custodian Fees...............................................................      1,129         478       267       127
   Shareholders' Reports........................................................          6          12        12        12
   Directors'/Trustees' Fees & Expenses.........................................         71          22        10        12
   Professional Fees............................................................        243          59        28        36
   Other........................................................................        311         100        54        63
                                                                                   --------    --------  --------  --------
          Total Expenses........................................................     26,382       4,364     2,130     2,594
                                                                                   --------    --------  --------  --------
   Fees Paid Indirectly (Note C)................................................       (923)        (77)      (33)      (94)
                                                                                   --------    --------  --------  --------
   Net Expenses.................................................................     25,459       4,287     2,097     2,500
                                                                                   --------    --------  --------  --------
   NET INVESTMENT INCOME (LOSS).................................................    472,464      81,603    68,215    76,252
                                                                                   --------    --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................................    (46,440)     63,546    28,597    45,398
       Affiliated Investment Companies Shares Sold..............................         14          --         3         2
       Futures..................................................................      3,070          --       (97)       --
       Foreign Currency Transactions............................................        928         893      (572)   (1,016)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............................     (6,446)      2,479   (10,141)  105,943
       Affiliated Investment Companies Shares...................................        (10)         10         4         1
       Futures..................................................................      7,836          --        --        --
       Translation of Foreign Currency-Denominated Amounts......................        652           9        16       552
                                                                                   --------    --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................................    (40,396)     66,937    17,810   150,880
                                                                                   --------    --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................   $432,068    $148,540  $ 86,025  $227,132
                                                                                   ========    ========  ========  ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE       THE                  THE
                                                                              CONTINENTAL CANADIAN    THE     EMERGING
                                                                                 SMALL     SMALL    EMERGING   MARKETS
                                                                                COMPANY   COMPANY   MARKETS   SMALL CAP
                                                                                SERIES#   SERIES#   SERIES#    SERIES#
                                                                              ----------- --------  --------  ---------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $21,820, $4,102, $21,598 and
     $21,638, respectively)..................................................  $138,372   $ 23,553  $181,427  $170,320
   Income from Securities Lending............................................    15,048      4,211     4,327    38,473
                                                                               --------   --------  --------  --------
          Total Investment Income............................................   153,420     27,764   185,754   208,793
                                                                               --------   --------  --------  --------
EXPENSES
   Investment Management Fees................................................     5,366      1,118     5,856    13,268
   Accounting & Transfer Agent Fees..........................................       253         71       273       304
   Custodian Fees............................................................       798         76     2,111     2,718
   Shareholders' Reports.....................................................        13         12        12        11
   Directors'/Trustees' Fees & Expenses......................................        32          6        35        40
   Professional Fees.........................................................       164         17       182       187
   Other.....................................................................       164         28       155       204
                                                                               --------   --------  --------  --------
          Total Expenses.....................................................     6,790      1,328     8,624    16,732
                                                                               --------   --------  --------  --------
   Fees Paid Indirectly (Note C).............................................      (276)       (46)     (741)     (530)
                                                                               --------   --------  --------  --------
   Net Expenses..............................................................     6,514      1,282     7,883    16,202
                                                                               --------   --------  --------  --------
   NET INVESTMENT INCOME (LOSS)..............................................   146,906     26,482   177,871   192,591
                                                                               --------   --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..........................................   271,616    (81,417)  (58,802)   60,673
       Affiliated Investment Companies Shares Sold...........................         7         (6)       (6)        3
       Futures...............................................................        --         --     1,845      (614)
       Foreign Currency Transactions.........................................      (101)       172      (438)   (2,493)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................    20,336     60,948   502,945   564,555
       Affiliated Investment Companies Shares................................        46         16         9        19
       Futures...............................................................        --         --     3,110     3,854
       Translation of Foreign Currency-Denominated Amounts...................        63          6        21        42
                                                                               --------   --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................   291,967    (20,281)  448,684   626,039
                                                                               --------   --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............  $438,873   $  6,201  $626,555  $818,630
                                                                               ========   ========  ========  ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                                          VALUE SERIES            COMPANY SERIES
                                                                    ------------------------  ----------------------
                                                                       YEAR         YEAR         YEAR        YEAR
                                                                       ENDED        ENDED        ENDED       ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                                       2019         2018         2019        2018
                                                                    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   472,464  $   420,496  $   81,603  $   80,378
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (46,440)     410,722      63,546     229,342
       Affiliated Investment Companies Shares Sold.................          14         (107)         --        (137)
       Futures.....................................................       3,070       13,338          --          --
       Foreign Currency Transactions...............................         928       (5,911)        893      (2,149)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      (6,446)  (1,897,300)      2,479    (628,895)
       Affiliated Investment Companies Shares......................         (10)          55          10          71
       Futures.....................................................       7,836       (9,675)         --          --
       Translation of Foreign Currency- Denominated Amounts........         652         (613)          9         280
                                                                    -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     432,068   (1,068,995)    148,540    (321,110)
                                                                    -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................................     903,879    1,051,133     105,276     364,251
   Withdrawals.....................................................  (1,068,437)    (560,948)   (339,736)   (198,093)
                                                                    -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (164,558)     490,185    (234,460)    166,158
                                                                    -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets..................     267,510     (578,810)    (85,920)   (154,952)
NET ASSETS
   Beginning of Year...............................................  12,153,340   12,732,150   3,834,097   3,989,049
                                                                    -----------  -----------  ----------  ----------
   End of Year..................................................... $12,420,850  $12,153,340  $3,748,177  $3,834,097
                                                                    ===========  ===========  ==========  ==========

                                                                    THE ASIA PACIFIC SMALL
                                                                        COMPANY SERIES
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2019        2018
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   68,215  $   76,219
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     28,597     (55,523)
       Affiliated Investment Companies Shares Sold.................          3         (60)
       Futures.....................................................        (97)       (134)
       Foreign Currency Transactions...............................       (572)       (898)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (10,141)   (175,750)
       Affiliated Investment Companies Shares......................          4          42
       Futures.....................................................         --          --
       Translation of Foreign Currency- Denominated Amounts........         16          (7)
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     86,025    (156,111)
                                                                    ----------  ----------
Transactions in Interest:
   Contributions...................................................     84,771     199,024
   Withdrawals.....................................................   (259,324)   (128,247)
                                                                    ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................   (174,553)     70,777
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................    (88,528)    (85,334)
NET ASSETS
   Beginning of Year...............................................  1,730,371   1,815,705
                                                                    ----------  ----------
   End of Year..................................................... $1,641,843  $1,730,371
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                                                        COMPANY SERIES            COMPANY SERIES
                                                                    ----------------------   -----------------------
                                                                       YEAR         YEAR        YEAR        YEAR
                                                                       ENDED        ENDED       ENDED       ENDED
                                                                      OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                                       2019         2018        2019        2018
                                                                    ----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   76,252   $   76,805  $  146,906  $   152,247
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     45,398       85,120     271,616      319,242
       Affiliated Investment Companies Shares Sold.................          2           (9)          7         (101)
       Futures.....................................................         --           --          --          161
       Foreign Currency Transactions...............................     (1,016)      (1,153)       (101)      (2,498)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    105,943     (373,044)     20,336   (1,131,028)
       Affiliated Investment Companies Shares......................          1           --          46           78
       Translation of Foreign Currency- Denominated Amounts........        552         (181)         63         (371)
                                                                    ----------   ----------  ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    227,132     (212,462)    438,873     (662,270)
                                                                    ----------   ----------  ----------  -----------
Transactions in Interest:
   Contributions...................................................     92,887      120,516     223,410      480,253
   Withdrawals.....................................................   (231,393)     (49,141)   (477,048)    (146,782)
                                                                    ----------   ----------  ----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................   (138,506)      71,375    (253,638)     333,471
                                                                    ----------   ----------  ----------  -----------
          Total Increase (Decrease) in Net Assets..................     88,626     (141,087)    185,235     (328,799)
NET ASSETS
   Beginning of Year...............................................  2,188,825    2,329,912   5,422,260    5,751,059
                                                                    ----------   ----------  ----------  -----------
   End of Year..................................................... $2,277,451   $2,188,825  $5,607,495  $ 5,422,260
                                                                    ==========   ==========  ==========  ===========

                                                                      THE CANADIAN SMALL
                                                                        COMPANY SERIES
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2019        2018
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   26,482  $   25,307
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    (81,417)     27,505
       Affiliated Investment Companies Shares Sold.................         (6)        (19)
       Futures.....................................................         --          --
       Foreign Currency Transactions...............................        172         120
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     60,948    (185,376)
       Affiliated Investment Companies Shares......................         16          (3)
       Translation of Foreign Currency- Denominated Amounts........          6           6
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................      6,201    (132,460)
                                                                    ----------  ----------
Transactions in Interest:
   Contributions...................................................     99,460     136,490
   Withdrawals.....................................................   (103,857)    (47,441)
                                                                    ----------  ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................     (4,397)     89,049
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................      1,804     (43,411)
NET ASSETS
   Beginning of Year...............................................  1,146,811   1,190,222
                                                                    ----------  ----------
   End of Year..................................................... $1,148,615  $1,146,811
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      THE EMERGING MARKETS     THE EMERGING MARKETS
                                                                             SERIES              SMALL CAP SERIES
                                                                    -----------------------  ------------------------
                                                                       YEAR        YEAR         YEAR         YEAR
                                                                       ENDED       ENDED        ENDED        ENDED
                                                                      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                       2019        2018         2019         2018
                                                                    ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  177,871  $   149,893  $   192,591  $   206,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    (58,802)      83,224       60,673      190,607
       Affiliated Investment Companies Shares Sold.................         (6)         (12)           3            3
       Futures.....................................................      1,845       (2,079)        (614)        (241)
       Foreign Currency Transactions...............................       (438)      (1,530)      (2,493)      (5,175)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    502,945     (948,414)     564,555   (1,594,871)
       Affiliated Investment Companies Shares......................          9            7           19          (30)
       Futures.....................................................      3,110       (3,369)       3,854       (4,231)
       Translation of Foreign Currency-Denominated Amounts.........         21          (32)          42          (34)
                                                                    ----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    626,555     (722,312)     818,630   (1,207,238)
                                                                    ----------  -----------  -----------  -----------
Transactions in Interest:
   Contributions...................................................    437,177      667,220      324,046      667,652
   Withdrawals.....................................................   (499,219)  (1,198,466)  (1,018,611)    (407,569)
                                                                    ----------  -----------  -----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................    (62,042)    (531,246)    (694,565)     260,083
                                                                    ----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................    564,513   (1,253,558)     124,065     (947,155)
NET ASSETS
   Beginning of Year...............................................  5,469,649    6,723,207    6,306,302    7,253,457
                                                                    ----------  -----------  -----------  -----------
   End of Year..................................................... $6,034,162  $ 5,469,649  $ 6,430,367  $ 6,306,302
                                                                    ==========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE DFA INTERNATIONAL VALUE SERIES
                                                             -----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                             ------------ ------------  ------------ ------------  ------------
Total Return................................................        3.60%       (8.10%)       26.53%       (0.10%)       (5.35%)
                                                             -----------  -----------   -----------   ----------    ----------
Net Assets, End of Year (thousands)......................... $12,420,850  $12,153,340   $12,732,150   $9,729,540    $9,227,905
Ratio of Expenses to Average Net Assets.....................        0.21%        0.22%         0.22%        0.22%         0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.22%        0.22%         0.22%        0.22%         0.22%
Ratio of Net Investment Income to Average Net Assets........        3.92%        3.21%         3.33%        3.72%         3.31%
Portfolio Turnover Rate.....................................          16%          20%           17%          17%           21%

                                                                             THE JAPANESE SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        4.47%       (7.46%)       27.10%       14.53%        9.04%
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $3,748,177   $3,834,097    $3,989,049   $3,132,594   $2,631,688
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        2.32%        1.90%         1.90%        1.99%        1.69%
Portfolio Turnover Rate.....................................          12%          17%           13%          10%           6%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           THE ASIA PACIFIC SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        5.27%       (8.14%)       16.21%       16.69%      (11.83%)
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $1,641,843   $1,730,371    $1,815,705   $1,555,736   $1,228,274
Ratio of Expenses to Average Net Assets.....................        0.13%        0.13%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.13%        0.13%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        4.11%        3.96%         3.82%        4.00%        4.17%
Portfolio Turnover Rate.....................................          18%          18%           14%          10%           7%

                                                                          THE UNITED KINGDOM SMALL COMPANY SERIES
                                                             -----------------------------------------------------------------
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015
                                                             ------------ ------------  ------------ ------------  ------------
Total Return................................................       10.67%       (8.90%)       29.87%      (15.82%)        9.95%
                                                              ----------   ----------    ----------   ----------    ----------
Net Assets, End of Year (thousands).........................  $2,277,451   $2,188,825    $2,329,912   $1,683,465    $2,084,113
Ratio of Expenses to Average Net Assets.....................        0.11%        0.11%         0.12%        0.12%         0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.11%         0.12%        0.12%         0.11%
Ratio of Net Investment Income to Average Net Assets........        3.43%        3.23%         3.40%        4.36%         3.44%
Portfolio Turnover Rate.....................................          18%          14%            9%          15%           10%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           THE CONTINENTAL SMALL COMPANY SERIES
                                                             ----------------------------------------------------------------

                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                             ------------ ------------  ------------ ------------ ------------
Total Return................................................        8.43%      (10.78%)       34.27%        6.10%        9.81%
                                                              ----------   ----------    ----------   ----------   ----------
Net Assets, End of Year (thousands).........................  $5,607,495   $5,422,260    $5,751,059   $4,147,925   $3,653,743
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.13%        0.12%         0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets........        2.74%        2.51%         2.33%        2.49%        2.44%
Portfolio Turnover Rate.....................................          17%          15%           13%           9%          14%

                                                                          THE CANADIAN SMALL COMPANY SERIES
                                                             ----------------------------------------------------------
                                                                                                       YEAR      YEAR
                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED  ENDED OCT ENDED OCT
                                                             OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 31, 2016  31, 2015
                                                             ------------ ------------  ------------ --------- ---------
Total Return................................................        1.00%      (10.44%)       12.10%    20.77%   (25.00%)
                                                              ----------   ----------    ----------  --------  --------
Net Assets, End of Year (thousands).........................  $1,148,615   $1,146,811    $1,190,222  $933,264  $623,132
Ratio of Expenses to Average Net Assets.....................        0.12%        0.12%         0.12%     0.12%     0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................        0.12%        0.12%         0.12%     0.12%     0.12%
Ratio of Net Investment Income to Average Net Assets........        2.37%        2.11%         2.14%     2.52%     2.73%
Portfolio Turnover Rate.....................................          12%          14%           22%        8%       18%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE EMERGING MARKETS SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Total Return......................................       11.40%      (11.83%)       25.26%       11.44%      (14.86%)
Net Assets, End of Year (thousands)...............  $6,034,162   $5,469,649    $6,723,207   $4,997,731   $4,403,555
Ratio of Expenses to Average Net Assets...........        0.14%        0.14%         0.15%        0.15%        0.16%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.15%        0.14%         0.15%        0.15%        0.16%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.04%        2.40%         2.23%        2.45%        2.39%
Portfolio Turnover Rate...........................           9%          12%            8%           5%           9%

                                                                 THE EMERGING MARKETS SMALL CAP SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2019 OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015
                                                   ------------ ------------  ------------ ------------ ------------
Total Return......................................       13.47%      (16.06%)       21.55%       14.45%       (9.42%)
Net Assets, End of Year (thousands)...............  $6,430,367   $6,306,302    $7,253,457   $5,515,647   $4,898,307
Ratio of Expenses to Average Net Assets...........        0.24%        0.24%         0.27%        0.26%        0.26%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.25%        0.24%         0.27%        0.26%        0.27%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.90%        2.77%         2.78%        2.89%        2.62%
Portfolio Turnover Rate...........................          12%          12%           15%          18%          18%

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m.
ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                The DFA International Value Series....... 0.20%
                The Japanese Small Company Series........ 0.10%
                The Asia Pacific Small Company Series.... 0.10%
                The United Kingdom Small Company Series.. 0.10%
                The Continental Small Company Series..... 0.10%
                The Canadian Small Company Series........ 0.10%
                The Emerging Markets Series.............. 0.10%
                The Emerging Markets Small Cap Series.... 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

                                                        FEES PAID
                                                        INDIRECTLY
                                                        ----------
              The DFA International Value Series.......    $923
              The Japanese Small Company Series........      77
              The Asia Pacific Small Company Series....      33
              The United Kingdom Small Company Series..      94
              The Continental Small Company Series.....     276
              The Canadian Small Company Series........      46
              The Emerging Markets Series..............     741
              The Emerging Markets Small Cap Series....     530

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amounts paid by the Trust to the CCO were $73 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                 The DFA International Value Series....... $402
                 The Japanese Small Company Series........  101
                 The Asia Pacific Small Company Series....   51
                 The United Kingdom Small Company Series..   66
                 The Continental Small Company Series.....  133
                 The Canadian Small Company Series........   32
                 The Emerging Markets Series..............  166
                 The Emerging Markets Small Cap Series....  149

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
        The DFA International Value Series....... $2,227,903 $1,896,927
        The Japanese Small Company Series........ $  413,924 $  566,085
        The Asia Pacific Small Company Series.... $  303,278 $  331,966
        The United Kingdom Small Company Series.. $  414,490 $  399,311
        The Continental Small Company Series..... $  886,698 $  964,242
        The Canadian Small Company Series........ $  172,997 $  133,503

                                                  PURCHASES   SALES
                                                  --------- ----------
          The Emerging Markets Series............ $637,524  $  501,204
          The Emerging Markets Small Cap Series.. $761,452  $1,252,028

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                        NET
                                                      REALIZED   CHANGE IN                 SHARES
                    BALANCE AT                         GAIN/    UNREALIZED   BALANCE AT     AS OF
                    OCTOBER 31, PURCHASES   PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                       2018      AT COST   FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                    ----------- ---------- ---------- -------- ------------- ----------- ----------- -------- -------------
THE DFA
  INTERNATIONAL
  VALUE SERIES
The DFA Short Term
  Investment
  Fund.............  $488,072   $5,259,583 $5,490,067   $14        $(10)      $257,592     22,262    $11,035       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $488,072   $5,259,583 $5,490,067   $14        $(10)      $257,592     22,262    $11,035       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE JAPANESE SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $218,283   $  566,951 $  694,041    --        $ 10       $ 91,203      7,882    $ 3,328       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $218,283   $  566,951 $  694,041    --        $ 10       $ 91,203      7,882    $ 3,328       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE ASIA PACIFIC
  SMALL COMPANY
  SERIES
The DFA Short Term
  Investment
  Fund.............  $102,269   $  215,000 $  268,428   $ 3        $  4       $ 48,848      4,222    $ 2,167       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $102,269   $  215,000 $  268,428   $ 3        $  4       $ 48,848      4,222    $ 2,167       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE UNITED
  KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $ 25,540   $  222,126 $  228,855   $ 2        $  1       $ 18,814      1,626    $   729       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $ 25,540   $  222,126 $  228,855   $ 2        $  1       $ 18,814      1,626    $   729       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE CONTINENTAL
  SMALL COMPANY
  SERIES
The DFA Short Term
  Investment
  Fund.............  $589,645   $1,524,995 $1,599,808   $ 7        $ 47       $514,886     44,498    $11,828       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $589,645   $1,524,995 $1,599,808   $ 7        $ 47       $514,886     44,498    $11,828       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==
THE CANADIAN SMALL
  COMPANY SERIES
The DFA Short Term
  Investment
  Fund.............  $154,044   $  912,955 $  885,717   $(6)       $ 16       $181,292     15,668    $ 3,714       --
                     --------   ---------- ----------   ---        ----       --------     ------    -------       --
TOTAL..............  $154,044   $  912,955 $  885,717   $(6)       $ 16       $181,292     15,668    $ 3,714       --
                     ========   ========== ==========   ===        ====       ========     ======    =======       ==

                                                         NET
                                                       REALIZED   CHANGE IN                 SHARES
                      BALANCE AT                        GAIN/    UNREALIZED   BALANCE AT     AS OF
                      OCTOBER 31, PURCHASES  PROCEEDS   (LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31, DIVIDEND CAPITAL GAIN
                         2018      AT COST  FROM SALES ON SALES DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                      ----------- --------- ---------- -------- ------------- ----------- ----------- -------- -------------
THE EMERGING MARKETS
  SERIES
The DFA Short Term
  Investment Fund....  $135,212   $815,351   $817,222    $(6)        $ 9       $133,344     11,524     $3,779       --
                       --------   --------   --------    ---         ---       --------     ------     ------       --
TOTAL................  $135,212   $815,351   $817,222    $(6)        $ 9       $133,344     11,524     $3,779       --
                       ========   ========   ========    ===         ===       ========     ======     ======       ==
THE EMERGING MARKETS
  SMALL CAP SERIES
The DFA Short Term
  Investment Fund....  $308,694   $708,038   $789,974    $ 3         $19       $226,780     19,599     $6,729       --
                       --------   --------   --------    ---         ---       --------     ------     ------       --
TOTAL................  $308,694   $708,038   $789,974    $ 3         $19       $226,780     19,599     $6,729       --
                       ========   ========   ========    ===         ===       ========     ======     ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The DFA International Value Series...... $12,333,319  $1,392,910   $(1,234,155)    $  158,755
The Japanese Small Company Series.......   3,458,783     730,459      (382,924)       347,535
The Asia Pacific Small Company Series...   1,819,346     298,364      (437,545)      (139,181)
The United Kingdom Small Company Series.   2,134,598     452,850      (332,212)       120,638
The Continental Small Company Series....   5,549,045   1,377,133      (822,930)       554,203
The Canadian Small Company Series.......   1,567,974     205,101      (446,144)      (241,043)
The Emerging Markets Series.............   4,314,649   2,254,714      (457,609)     1,797,105
The Emerging Markets Small Cap Series...   6,588,698   1,409,380    (1,413,493)        (4,113)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

   Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom's (UK) vote to exit the EU in June 2016. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series' investments.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

                                                       FUTURES**
                                                       ---------
               The DFA International Value Series.....  $98,810
               The Asia Pacific Small Company Series..      698
               The Emerging Markets Series............   40,095
               The Emerging Markets Small Cap Series..   42,911

** Average Notional Value of contracts

      The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                             --------------------------------
                                                              TOTAL VALUE AT      EQUITY
                                                             OCTOBER 31, 2019 CONTRACTS *,(1)
                                                             ---------------- ---------------
The DFA International Value Series..........................      $1,045          $1,045
The Emerging Markets Series.................................         404             404
The Emerging Markets Small Cap Series.......................         757             757

(1)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                 ---------------------
                                                             EQUITY
                                                  TOTAL   CONTRACTS (1)
                                                 ------   -------------
         The DFA International Value Series..... $3,070      $3,070
         The Asia Pacific Small Company Series..    (97)        (97)*
         The Emerging Markets Series............  1,845       1,845
         The Emerging Markets Small Cap Series..   (614)       (614)

                                               CHANGE IN UNREALIZED APPRECIATION
                                               (DEPRECIATION) ON DERIVATIVES
                                               ---------------------------------
                                                                  EQUITY
                                                  TOTAL         CONTRACTS (2)
                                               -------------- ---------------
      The DFA International Value Series......     $7,836         $7,836
      The Emerging Markets Series.............      3,110          3,110
      The Emerging Markets Small Cap Series...      3,854          3,854

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
The DFA International Value Series..........................     1.30%        $   42          2         --        $    84
The Japanese Small Company Series...........................     2.96%         1,452         28        $ 3          4,590
The Asia Pacific Small Company Series.......................     2.84%         2,280         29          6         32,447
The United Kingdom Small Company Series.....................     3.01%           409         15         --          2,481
The Continental Small Company Series........................     2.70%         2,327         10          2         16,411
The Canadian Small Company Series...........................     2.15%           333          4         --            443
The Emerging Markets Series.................................     2.87%         2,184         12          2          9,553
The Emerging Markets Small Cap Series.......................     2.95%         7,687         36         24         45,493

                                                               OUTSTANDING
                                                                BORROWINGS
                                                             AS OF 10/31/2019
                                                             ----------------
The DFA International Value Series..........................        --
The Japanese Small Company Series...........................        --
The Asia Pacific Small Company Series.......................       $10
The United Kingdom Small Company Series.....................        --
The Continental Small Company Series........................        --
The Canadian Small Company Series...........................        --
The Emerging Markets Series.................................        --
The Emerging Markets Small Cap Series.......................        --

* Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2019, that each Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2019, activity by the Series under the interfund lending program was as follows:

                                    WEIGHTED      WEIGHTED    NUMBER OF  INTEREST  MAXIMUM AMOUNT     OUTSTANDING
                      BORROWER OR    AVERAGE    AVERAGE LOAN    DAYS     EXPENSE/  BORROWED/LOANED     BORROWINGS
                        LENDER    INTEREST RATE   BALANCE    OUTSTANDING  INCOME  DURING THE PERIOD AS OF 10/31/2019
                      ----------- ------------- ------------ ----------- -------- ----------------- ----------------
The Emerging Markets
  Small Cap Series...  Borrower       2.80%          --           2         --           --                --

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                                    --------- -------- --------------------
The DFA International Value Series.......................... $132,250  $124,185       $(31,843)
The Japanese Small Company Series...........................   77,611    45,808          2,930
The Asia Pacific Small Company Series.......................   19,544    52,066          7,392
The United Kingdom Small Company Series.....................      125    34,943        (47,534)
The Continental Small Company Series........................   48,163    30,355          5,452
The Canadian Small Company Series...........................   28,285     3,871             12
The Emerging Markets Series.................................    2,880    11,859         (2,374)
The Emerging Markets Small Cap Series.......................    8,078     9,084         (2,041)

J. SECURITIES LENDING:

   As of October 31, 2019, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                        NON-CASH
                                                       COLLATERAL
                                                         MARKET
                                                         VALUE
                                                       ----------
               The DFA International Value Series.....  $ 79,753
               The Japanese Small Company Series......   112,829
               The Asia Pacific Small Company Series..   197,335
               The Continental Small Company Series...    43,921
               The Canadian Small Company Series......    45,992

                                                        NON-CASH
                                                       COLLATERAL
                                                         MARKET
                                                         VALUE
                                                       ----------
               The Emerging Markets Series............  $ 64,179
               The Emerging Markets Small Cap Series..   394,029

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                         REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                      AS OF OCTOBER 31, 2019
                                       -----------------------------------------------------
                                       OVERNIGHT AND            BETWEEN
                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                       ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks......................   $257,574       --         --         --    $257,574
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks......................     91,233       --         --         --      91,233
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks......................     48,834       --         --         --      48,834

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF OCTOBER 31, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks........................   $ 18,814       --         --         --    $ 18,814
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    514,881       --         --         --     514,881
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    181,271       --         --         --     181,271
THE EMERGING MARKETS SERIES
   Common Stocks........................    133,343       --         --         --     133,343
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks........................    226,726       --         --         --     226,726

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2009-OCTOBER 31, 2019

                                   [CHART]

                       Dimensional Emerging          MSCI Emerging Markets
                        Markets Value Fund           Index (net dividends)
                    --------------------------     -------------------------
  10/31/2009                  $10,000                       $10,000
  11/30/2009                   10,641                        10,430
  12/31/2009                   11,173                        10,841
   1/31/2010                   10,541                        10,237
   2/28/2010                   10,626                        10,273
   3/31/2010                   11,563                        11,102
   4/30/2010                   11,641                        11,237
   5/31/2010                   10,427                        10,248
   6/30/2010                   10,492                        10,173
   7/31/2010                   11,469                        11,020
   8/31/2010                   11,263                        10,806
   9/30/2010                   12,620                        12,007
  10/31/2010                   13,055                        12,356
  11/30/2010                   12,637                        12,029
  12/31/2010                   13,692                        12,888
   1/31/2011                   13,265                        12,538
   2/28/2011                   13,051                        12,421
   3/31/2011                   13,804                        13,152
   4/30/2011                   14,301                        13,560
   5/31/2011                   13,760                        13,204
   6/30/2011                   13,480                        13,001
   7/31/2011                   13,373                        12,943
   8/31/2011                   12,020                        11,786
   9/30/2011                    9,866                        10,068
  10/31/2011                   11,167                        11,402
  11/30/2011                   10,604                        10,642
  12/31/2011                   10,228                        10,513
   1/31/2012                   11,650                        11,706
   2/29/2012                   12,362                        12,407
   3/31/2012                   11,834                        11,993
   4/30/2012                   11,453                        11,850
   5/31/2012                   10,188                        10,521
   6/30/2012                   10,652                        10,927
   7/31/2012                   10,589                        11,140
   8/31/2012                   10,740                        11,103
   9/30/2012                   11,434                        11,773
  10/31/2012                   11,289                        11,701
  11/30/2012                   11,418                        11,850
  12/31/2012                   12,254                        12,429
   1/31/2013                   12,456                        12,601
   2/28/2013                   12,252                        12,442
   3/31/2013                   12,151                        12,228
   4/30/2013                   12,261                        12,320
   5/31/2013                   11,915                        12,004
   6/30/2013                   10,915                        11,240
   7/31/2013                   11,132                        11,357
   8/31/2013                   10,900                        11,162
   9/30/2013                   11,707                        11,888
  10/31/2013                   12,241                        12,466
  11/30/2013                   11,952                        12,284
  12/31/2013                   11,836                        12,106
   1/31/2014                   11,013                        11,320
   2/28/2014                   11,261                        11,695
   3/31/2014                   11,766                        12,054
   4/30/2014                   11,847                        12,094
   5/31/2014                   12,333                        12,516
   6/30/2014                   12,659                        12,849
   7/31/2014                   12,902                        13,097
   8/31/2014                   13,193                        13,392
   9/30/2014                   12,119                        12,400
  10/31/2014                   12,108                        12,546
  11/30/2014                   11,911                        12,413
  12/31/2014                   11,361                        11,841
   1/31/2015                   11,272                        11,912
   2/28/2015                   11,677                        12,281
   3/31/2015                   11,353                        12,106
   4/30/2015                   12,482                        13,037
   5/31/2015                   11,930                        12,515
   6/30/2015                   11,556                        12,190
   7/31/2015                   10,635                        11,345
   8/31/2015                    9,672                        10,319
   9/30/2015                    9,352                        10,009
  10/31/2015                    9,934                        10,723
  11/30/2015                    9,551                        10,304
  12/31/2015                    9,267                        10,075
   1/31/2016                    8,750                         9,421
   2/29/2016                    8,805                         9,406
   3/31/2016                   10,107                        10,650
   4/30/2016                   10,381                        10,708
   5/31/2016                    9,711                        10,309
   6/30/2016                   10,245                        10,721
   7/31/2016                   10,893                        11,260
   8/31/2016                   11,097                        11,540
   9/30/2016                   11,256                        11,689
  10/31/2016                   11,504                        11,716
  11/30/2016                   11,105                        11,177
  12/31/2016                   11,156                        11,202
   1/31/2017                   11,865                        11,815
   2/28/2017                   12,410                        12,176
   3/31/2017                   12,753                        12,484
   4/30/2017                   12,852                        12,757
   5/31/2017                   13,086                        13,134
   6/30/2017                   13,125                        13,266
   7/31/2017                   13,830                        14,057
   8/31/2017                   14,183                        14,371
   9/30/2017                   13,872                        14,314
  10/31/2017                   14,366                        14,815
  11/30/2017                   14,443                        14,845
  12/31/2017                   14,981                        15,378
   1/31/2018                   16,303                        16,660
   2/28/2018                   15,540                        15,891
   3/31/2018                   15,334                        15,596
   4/30/2018                   15,395                        15,527
   5/31/2018                   14,736                        14,977
   6/30/2018                   13,937                        14,355
   7/31/2018                   14,579                        14,670
   8/31/2018                   14,235                        14,273
   9/30/2018                   14,255                        14,198
  10/31/2018                   13,064                        12,961
  11/30/2018                   13,533                        13,495
  12/31/2018                   13,248                        13,138
   1/31/2019                   14,220                        14,288
   2/28/2019                   14,126                        14,320
   3/31/2019                   14,209                        14,440
   4/30/2019                   14,323                        14,744
   5/31/2019                   13,570                        13,675             Past performance is not predictive
   6/30/2019                   14,261                        14,528             of future performance.
   7/31/2019                   13,640                        14,350
   8/31/2019                   12,944                        13,651             The returns shown do not reflect
   9/30/2019                   13,281                        13,911             the deduction of taxes that a
  10/31/2019                   13,749                        14,498             shareholder would pay on fund
                                                                                distributions or the redemption of
             AVERAGE ANNUAL         ONE         FIVE         TEN                fund shares.
             TOTAL RETURN           YEAR        YEARS       YEARS
             -----------------------------------------------------------        MSCI data copyright MSCI 2019,
                                    5.24%       2.58%       3.24%               all rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2019

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                       RETURN IN
                                                      U.S. DOLLARS
                                                      ------------
             MSCI World ex USA Index.................    11.08%
             MSCI World ex USA Mid Cap Index.........    10.71%
             MSCI World ex USA Small Cap Index.......     8.61%
             MSCI World ex USA Value Index...........     5.95%
             MSCI World ex USA Growth Index..........    16.25%

   For the 12 Months Ended October 31, 2019, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

            TEN LARGEST FOREIGN DEVELOPED                RETURN IN
            MARKETS BY MARKET CAP          LOCAL RETURN U.S. DOLLARS
            -----------------------------  ------------ ------------
            Japan.........................     4.57%        9.16%
            United Kingdom................     5.73%        7.08%
            France........................    14.29%       12.54%
            Canada........................    11.54%       11.45%
            Switzerland...................    16.43%       18.69%
            Germany.......................     9.14%        7.46%
            Australia.....................    20.12%       16.76%
            Netherlands...................    21.77%       20.09%
            Hong Kong.....................    15.60%       15.63%
            Spain.........................     7.47%        5.82%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   Emerging markets had positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2019
                       --------------------------------

                                                       RETURN IN
                                                      U.S. DOLLARS
                                                      ------------
             MSCI Emerging Markets Index.............    11.86%
             MSCI Emerging Markets Mid Cap Index.....    11.08%
             MSCI Emerging Markets Small Cap Index...     9.69%
             MSCI Emerging Markets Value Index.......     6.00%
             MSCI Emerging Markets Growth Index......    17.97%

   For the 12 Months Ended October 31, 2019, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                        12 MONTHS ENDED OCTOBER 31, 2019
                        --------------------------------

            TEN LARGEST EMERGING MARKETS                 RETURN IN
            BY MARKET CAP                  LOCAL RETURN U.S. DOLLARS
            ----------------------------   ------------ ------------
            China.........................    12.94%       12.90%
            Korea.........................     7.43%        5.22%
            Taiwan........................    20.39%       22.38%
            India.........................    12.67%       17.46%
            Brazil........................    22.35%       13.21%
            South Africa..................    10.59%        8.41%
            Russia........................    31.36%       34.30%
            Thailand......................    -4.10%        5.28%
            Mexico........................     1.02%        6.71%
            Saudi Arabia..................    -1.29%       -1.27%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2019, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2019, these differences generally detracted from the Portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2019, the Fund held approximately 2,500 securities in 19 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2019, total returns were 5.24% for the Fund and 11.86% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund's focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks, the Fund's inclusion of small-caps also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Fund's focus on value stocks had a particularly negative impact in China, as Chinese value stocks underperformed.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2019

EXPENSE TABLES

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         05/01/19  10/31/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares........... $1,000.00 $  960.00    0.15%     $0.74
Hypothetical 5% Annual Return
   Institutional Class Shares........... $1,000.00 $1,024.45    0.15%     $0.77

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 27, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND
      Communication Services......................................   4.7%
      Consumer Discretionary......................................   7.0%
      Consumer Staples............................................   2.9%
      Energy......................................................  16.7%
      Financials..................................................  29.0%
      Health Care.................................................   1.4%
      Industrials.................................................   8.8%
      Information Technology......................................   8.6%
      Materials...................................................  15.2%
      Real Estate.................................................   4.1%
      Utilities...................................................   1.6%
                                                                   -----
                                                                   100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2019

                                                                                                                  PERCENTAGE
                                                                                                                    OF NET
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ----------- ------------------------------- ----------
COMMON STOCKS -- (96.2%)
BRAZIL -- (7.9%)
    Petroleo Brasileiro SA...........................................  12,794,994         $  104,325,222              0.6%
#   Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)............  14,367,145            216,800,218              1.3%
#   Petroleo Brasileiro SA , Sponsored ADR (US71654V4086)............  11,860,183            192,609,372              1.1%
*   Vale SA..........................................................  27,820,681            327,424,551              1.9%
*   Vale SA, Sponsored ADR...........................................  10,058,396            118,085,568              0.7%
    Other Securities.................................................                        439,052,864              2.4%
                                                                                          --------------             ----
TOTAL BRAZIL.........................................................                      1,398,297,795              8.0%
                                                                                          --------------             ----
CHILE -- (1.2%)
    Other Securities.................................................                        214,675,816              1.2%
                                                                                          --------------             ----
CHINA -- (16.8%)
    Bank of China, Ltd., Class H..................................... 310,867,817            126,767,159              0.7%
    China Construction Bank Corp., Class H........................... 482,773,101            386,831,809              2.2%
    China Mobile, Ltd................................................  34,307,500            278,806,586              1.6%
    China Mobile, Ltd., Sponsored ADR................................   1,459,236             58,923,950              0.3%
    China Overseas Land & Investment, Ltd............................  28,666,000             90,455,302              0.5%
    China Resources Land, Ltd........................................  19,654,000             83,586,043              0.5%
    CNOOC, Ltd....................................................... 102,276,000            152,212,236              0.9%
#   CNOOC, Ltd., Sponsored ADR.......................................     202,442             30,070,735              0.2%
    Industrial & Commercial Bank of China, Ltd., Class H............. 287,374,996            205,873,482              1.2%
    Other Securities.................................................                      1,541,361,183              8.9%
                                                                                          --------------             ----
TOTAL CHINA..........................................................                      2,954,888,485             17.0%
                                                                                          --------------             ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                         36,093,948              0.2%
                                                                                          --------------             ----
CZECH REPUBLIC -- (0.2%)
    Other Security...................................................                         37,566,643              0.2%
                                                                                          --------------             ----
GREECE -- (0.2%)
    Other Securities.................................................                         37,109,697              0.2%
                                                                                          --------------             ----
HUNGARY -- (0.3%)
    Other Securities.................................................                         45,306,074              0.3%
                                                                                          --------------             ----
INDIA -- (13.2%)
    Axis Bank, Ltd...................................................  10,161,387            104,675,939              0.6%
    Bharti Airtel, Ltd...............................................  23,596,310            124,072,367              0.7%
#   ICICI Bank, Ltd., Sponsored ADR..................................   6,896,114             89,856,364              0.5%
    Reliance Industries, Ltd.........................................  32,191,746            663,853,603              3.8%
    Reliance Industries, Ltd., GDR...................................      80,641              3,307,142              0.0%
    Other Securities.................................................                      1,332,808,434              7.7%
                                                                                          --------------             ----
TOTAL INDIA..........................................................                      2,318,573,849             13.3%
                                                                                          --------------             ----
INDONESIA -- (2.6%)
    Bank Mandiri Persero Tbk PT...................................... 164,608,762             82,282,819              0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                 PERCENTAGE
                                                                                                                   OF NET
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ---------- ------------------------------- ----------
INDONESIA -- (Continued)
    Other Securities.................................................                    $  382,765,332              2.2%
                                                                                         --------------             ----
TOTAL INDONESIA......................................................                       465,048,151             2.7%
                                                                                         --------------             ----
MALAYSIA -- (2.7%)
    CIMB Group Holdings Bhd.......................................... 57,878,866             72,639,175              0.4%
    Other Securities.................................................                       404,326,791              2.3%
                                                                                         --------------             ----
TOTAL MALAYSIA.......................................................                       476,965,966              2.7%
                                                                                         --------------             ----
MEXICO -- (2.9%)
    Grupo Financiero Banorte S.A.B. de C.V........................... 16,395,384             89,645,546              0.5%
    Grupo Mexico S.A.B. de C.V., Class B............................. 36,963,456             97,594,361              0.6%
    Other Securities.................................................                       325,110,676              1.8%
                                                                                         --------------             ----
TOTAL MEXICO.........................................................                       512,350,583              2.9%
                                                                                         --------------             ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                       218,609,976              1.3%
                                                                                         --------------             ----
POLAND -- (1.2%)
#   Polski Koncern Naftowy Orlen S.A.................................  2,725,484             74,523,157              0.4%
    Other Securities.................................................                       138,901,392              0.8%
                                                                                         --------------             ----
TOTAL POLAND.........................................................                       213,424,549              1.2%
                                                                                         --------------             ----
RUSSIA -- (2.4%)
    Gazprom PJSC, Sponsored ADR...................................... 21,147,557            169,536,708              1.0%
    Lukoil PJSC, Sponsored ADR.......................................  2,373,113            218,689,539              1.3%
    Other Securities.................................................                        37,887,648              0.1%
                                                                                         --------------             ----
TOTAL RUSSIA.........................................................                       426,113,895              2.4%
                                                                                         --------------             ----
SOUTH AFRICA -- (6.5%)
    Absa Group, Ltd..................................................  8,433,507             86,494,711              0.5%
#   AngloGold Ashanti, Ltd., Sponsored ADR...........................  3,295,420             72,762,874              0.4%
    Gold Fields, Ltd., Sponsored ADR................................. 12,618,767             77,983,980              0.5%
#   MTN Group, Ltd................................................... 21,170,577            131,037,009              0.8%
    Standard Bank Group, Ltd......................................... 14,127,822            162,190,870              0.9%
    Other Securities.................................................                       613,940,234              3.5%
                                                                                         --------------             ----
TOTAL SOUTH AFRICA...................................................                     1,144,409,678             6.6%
                                                                                         --------------             ----
SOUTH KOREA -- (15.2%)
    Hana Financial Group, Inc........................................  4,142,831            119,945,481              0.7%
    Hyundai Mobis Co., Ltd...........................................    498,393            101,639,052              0.6%
    Hyundai Motor Co.................................................    973,740            101,993,772              0.6%
    KB Financial Group, Inc..........................................  2,389,892             86,034,693              0.5%
#   KB Financial Group, Inc., ADR....................................  3,004,853            107,333,349              0.6%
    Kia Motors Corp..................................................  2,283,957             83,472,594              0.5%
    LG Electronics, Inc..............................................  1,586,480             90,919,942              0.5%
    POSCO............................................................    780,313            141,584,307              0.8%
    POSCO, Sponsored ADR.............................................  1,491,065             66,963,729              0.4%
    Shinhan Financial Group Co., Ltd.................................  3,372,386            122,873,150              0.7%
    SK Innovation Co., Ltd...........................................    588,817             80,571,077              0.5%
    Other Securities.................................................                     1,582,595,413              9.0%
                                                                                         --------------             ----
TOTAL SOUTH KOREA....................................................                     2,685,926,559             15.4%
                                                                                         --------------             ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                  PERCENTAGE
                                                                                                                    OF NET
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ----------- ------------------------------- ----------
SPAIN -- (0.1%)
    Other Securities.................................................                     $    13,025,199             0.1%
                                                                                          ---------------            ----
TAIWAN -- (17.4%)
    Cathay Financial Holding Co., Ltd................................  80,368,000             106,379,785             0.6%
    China Steel Corp................................................. 142,004,320             109,341,157             0.6%
    CTBC Financial Holding Co., Ltd.................................. 185,682,073             129,088,547             0.8%
    E.Sun Financial Holding Co., Ltd.................................  97,334,130              87,947,226             0.5%
    Fubon Financial Holding Co., Ltd.................................  79,932,471             116,944,013             0.7%
    Hon Hai Precision Industry Co., Ltd..............................  89,277,192             235,790,228             1.4%
    Mega Financial Holding Co., Ltd..................................  81,559,796              80,048,977             0.5%
#   Taiwan Cement Corp...............................................  66,265,095              87,976,396             0.5%
    United Microelectronics Corp..................................... 163,058,681              75,091,821             0.4%
    Yuanta Financial Holding Co., Ltd................................ 127,911,918              79,941,098             0.5%
    Other Securities.................................................                       1,951,404,401            11.1%
                                                                                          ---------------            ----
TOTAL TAIWAN.........................................................                       3,059,953,649            17.6%
                                                                                          ---------------            ----
THAILAND -- (3.2%)
    PTT PCL..........................................................  97,369,100             145,916,601             0.9%
    Other Securities.................................................                         417,414,269             2.3%
                                                                                          ---------------            ----
TOTAL THAILAND.......................................................                         563,330,870             3.2%
                                                                                          ---------------            ----
TURKEY -- (0.8%)
    Other Securities.................................................                         133,909,523             0.8%
                                                                                          ---------------            ----
UNITED KINGDOM -- (0.0%)
    Other Security...................................................                             303,132             0.0%
                                                                                          ---------------            ----
TOTAL COMMON STOCKS .................................................                      16,955,884,037            97.3%
                                                                                          ---------------            ----
PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
    Petroleo Brasileiro SA...........................................  25,544,003             193,562,461             1.1%
    Other Securities.................................................                          63,472,744             0.4%
                                                                                          ---------------            ----
TOTAL BRAZIL.........................................................                         257,035,205             1.5%
                                                                                          ---------------            ----
COLOMBIA -- (0.1%)
    Other Securities.................................................                          11,901,777             0.0%
                                                                                          ---------------            ----
SOUTH KOREA -- (0.0%)
    Other Security...................................................                             767,525             0.0%
                                                                                          ---------------            ----
TOTAL PREFERRED STOCKS...............................................                         269,704,507             1.5%
                                                                                          ---------------            ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                             777,136             0.0%
                                                                                          ---------------            ----
TOTAL INVESTMENT SECURITIES
  (Cost $16,469,656,676).............................................                      17,226,365,680
                                                                                          ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                   PERCENTAGE
                                                                                                     OF NET
                                                                          SHARES       VALUE+       ASSETS++
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund............................... 34,421,395 $   398,289,960     2.3%
                                                                                   ---------------   -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,867,888,263)...............................................            $17,624,655,640   101.1%
                                                                                   ===============   =====

As of October 31, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                              NUMBER                                          UNREALIZED
                                                                OF     EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                                  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/20/19  $ 32,510,222 $ 33,845,500   $1,335,278
S&P 500(R) Emini Index......................................    730     12/20/19   108,833,750  110,806,700    1,972,950
                                                                                  ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.....................................                      $141,343,972 $144,652,200   $3,308,228
                                                                                  ============ ============   ==========

Summary of the Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil............................... $1,398,297,795             --   --    $1,398,297,795
   Chile................................     67,841,690 $  146,834,126   --       214,675,816
   China................................    254,479,847  2,700,408,638   --     2,954,888,485
   Colombia.............................     36,093,948             --   --        36,093,948
   Czech Republic.......................             --     37,566,643   --        37,566,643
   Greece...............................             --     37,109,697   --        37,109,697
   Hungary..............................             --     45,306,074   --        45,306,074
   India................................    120,593,281  2,197,980,568   --     2,318,573,849
   Indonesia............................        476,278    464,571,873   --       465,048,151
   Malaysia.............................         13,374    476,952,592   --       476,965,966
   Mexico...............................    512,350,583             --   --       512,350,583
   Philippines..........................             --    218,609,976   --       218,609,976
   Poland...............................             --    213,424,549   --       213,424,549
   Russia...............................     28,824,510    397,289,385   --       426,113,895
   South Africa.........................    199,172,597    945,237,081   --     1,144,409,678
   South Korea..........................    254,194,042  2,431,732,517   --     2,685,926,559
   Spain................................     13,025,199             --   --        13,025,199
   Taiwan...............................     20,123,499  3,039,830,150   --     3,059,953,649
   Thailand.............................    563,302,688         28,182   --       563,330,870
   Turkey...............................             --    133,909,523   --       133,909,523
   United Kingdom.......................             --        303,132   --           303,132
Preferred Stocks
   Brazil...............................    257,035,205             --   --       257,035,205
   Colombia.............................     11,901,777             --   --        11,901,777
   South Korea..........................        767,525             --   --           767,525
Rights/Warrants
   Indonesia............................             --         89,750   --            89,750
   Taiwan...............................             --        586,376   --           586,376
   Thailand.............................             --        101,010   --           101,010

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         -------------- --------------- ------- ---------------
Securities Lending Collateral...........             -- $   398,289,960   --    $   398,289,960
Futures Contracts**..................... $    3,308,228              --   --          3,308,228
                                         -------------- ---------------   --    ---------------
TOTAL................................... $3,741,802,066 $13,886,161,802   --    $17,627,963,868
                                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.
                                      249

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                                           DIMENSIONAL
                                                                                            EMERGING
                                                                                             MARKETS
                                                                                           VALUE FUND
                                                                                           -----------
ASSETS:
Investment Securities at Value (including $561,151 of securities on loan)*................ $17,226,366
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of
  $398,232)...............................................................................     398,290
Segregated Cash for Futures Contracts.....................................................       6,289
Foreign Currencies at Value...............................................................      98,648
Cash......................................................................................      86,263
Receivables:
   Investment Securities Sold.............................................................      29,011
   Dividends, Interest and Tax Reclaims...................................................       3,205
   Securities Lending Income..............................................................         858
Unrealized Gain on Foreign Currency Contracts.............................................           3
                                                                                           -----------
       Total Assets.......................................................................  17,848,933
                                                                                           -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................................................     398,278
   Investment Securities Purchased........................................................      18,677
   Due to Advisor.........................................................................       1,449
   Futures Margin Variation...............................................................         695
Unrealized Loss on Foreign Currency Contracts.............................................           6
Accrued Expenses and Other Liabilities....................................................       3,731
                                                                                           -----------
       Total Liabilities..................................................................     422,836
                                                                                           -----------
NET ASSETS................................................................................ $17,426,097
                                                                                           ===========
Investment Securities at Cost............................................................. $16,469,656
                                                                                           ===========
Foreign Currencies at Cost................................................................ $    97,908
                                                                                           ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                       DIMENSIONAL
                                                                        EMERGING
                                                                         MARKETS
                                                                          VALUE
                                                                          FUND#
                                                                       -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $76,458)...............  $ 529,707
   Income from Securities Lending.....................................     14,451
                                                                        ---------
          Total Investment Income.....................................    544,158
                                                                        ---------
EXPENSES
   Investment Management Fees.........................................     17,663
   Accounting & Transfer Agent Fees...................................        792
   Custodian Fees.....................................................      6,091
   Directors'/Trustees' Fees & Expenses...............................        105
   Professional Fees..................................................        402
   Other..............................................................        602
                                                                        ---------
          Total Expenses..............................................     25,655
                                                                        ---------
   Fees Paid Indirectly (Note C)......................................     (2,320)
                                                                        ---------
   Net Expenses.......................................................     23,335
                                                                        ---------
   NET INVESTMENT INCOME (LOSS).......................................    520,823
                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**...................................   (179,248)
       Affiliated Investment Companies Shares Sold....................        (19)
       Futures........................................................      5,514
       Foreign Currency Transactions..................................     (3,145)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................    474,939
       Affiliated Investment Companies Shares.........................         35
       Futures........................................................     12,212
       Translation of Foreign Currency-Denominated Amounts............        (50)
                                                                        ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................    310,238
                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 831,061
                                                                        =========

--------
** Net of foreign capital gain taxes withheld of $1.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                    DIMENSIONAL EMERGING
                                                                                     MARKETS VALUE FUND
                                                                                  ------------------------
                                                                                     YEAR         YEAR
                                                                                     ENDED        ENDED
                                                                                    OCT 31,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   520,823  $   536,296
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.........................................    (179,248)     306,868
       Affiliated Investment Companies Shares Sold...............................         (19)         (45)
       Futures...................................................................       5,514        7,329
       Foreign Currency Transactions.............................................      (3,145)      (7,429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................     474,939   (2,460,561)
       Affiliated Investment Companies Shares....................................          35            4
       Futures...................................................................      12,212      (12,284)
       Translation of Foreign Currency-Denominated Amounts.......................         (50)          34
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     831,061   (1,629,788)
                                                                                  -----------  -----------
Transactions in Interest:
   Contributions.................................................................   1,538,030    1,168,085
   Withdrawals...................................................................  (1,627,901)  (2,465,601)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Transactions in Interest..................     (89,871)  (1,297,516)
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................     741,190   (2,927,304)
NET ASSETS
   Beginning of Year.............................................................  16,684,907   19,612,211
                                                                                  -----------  -----------
   End of Year................................................................... $17,426,097  $16,684,907
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $1.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         ----------------------------------------------------------------
                                                            YEAR          YEAR         YEAR         YEAR          YEAR
                                                            ENDED         ENDED        ENDED        ENDED         ENDED
                                                           OCT 31,       OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                            2019          2018         2017         2016          2015
                                                         -----------  -----------   -----------  -----------  -----------
Total Return............................................        5.24%       (9.06%)       24.89%       15.80%      (17.95%)
                                                         -----------  -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)..................... $17,426,097  $16,684,907   $19,612,211  $16,647,507  $15,088,058
Ratio of Expenses to Average Net Assets.................        0.13%        0.14%         0.16%        0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)......................................        0.15%        0.14%         0.16%        0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets....        2.95%        2.78%         2.64%        2.72%        2.54%
Portfolio Turnover Rate.................................          14%          13%           14%          12%          14%

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $596 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the year ended October 31, 2019, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

            Dimensional Emerging Markets Value Fund........... 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2019, expenses reduced were the following (amount in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         Dimensional Emerging Markets Value Fund...........   $2,320

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $14 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2019, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

                                                       PURCHASES    SALES
                                                       ---------- ----------
    Dimensional Emerging Markets Value Fund........... $2,952,782 $2,501,837

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

                                                                  CHANGE IN
                 BALANCE AT                        NET REALIZED  UNREALIZED   BALANCE AT
                 OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31,   SHARES AS OF   DIVIDEND CAPITAL GAIN
                    2018      AT COST   FROM SALES   ON SALES   DEPRECIATION     2019     OCTOBER 31, 2019  INCOME  DISTRIBUTIONS
                 ----------- ---------- ---------- ------------ ------------- ----------- ---------------- -------- -------------
DIMENSIONAL
  EMERGING
MARKETS VALUE
  FUND
The DFA Short
  Term
  Investment
  Fund..........  $317,651   $2,923,896 $2,843,273     $(19)        $ 35       $ 398,290       34,421      $13,697       --
                  --------   ---------- ----------     ----         ----       ---------       ------      -------       --
TOTAL...........  $317,651   $2,923,896 $2,843,273     $(19)        $ 35       $ 398,290       34,421      $13,697       --
                  ========   ========== ==========     ====         ====       =========       ======      =======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                    FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund........... $17,010,015  $3,410,804   $(2,796,163)     $614,641

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amount in thousands):

                                                        FUTURES**
                                                        ---------
              Dimensional Emerging Markets Value Fund.. $112,179

** Average Notional Value of contracts

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                             -------------------------------
                                              TOTAL VALUE AT      EQUITY
                                             OCTOBER 31, 2019 CONTRACTS*,(1)
                                             ---------------- --------------
   Dimensional Emerging Markets Value Fund..      $3,308          $3,308

(1)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

                                                       REALIZED GAIN (LOSS)
                                                          ON DERIVATIVES
                                                       --------------------
                                                                 EQUITY
                                                       TOTAL  CONTRACTS (1)
                                                       ------ -------------
    Dimensional Emerging Markets Value Fund........... $5,514    $5,514

                                                      CHANGE IN UNREALIZED
                                                          APPRECIATION
                                                        (DEPRECIATION) ON
                                                           DERIVATIVES
                                                      ---------------------
                                                                 EQUITY
                                                       TOTAL  CONTRACTS (2)
                                                      ------- -------------
     Dimensional Emerging Markets Value Fund......... $12,212    $12,212

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the year ended October 31, 2019, borrowings by the following Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                               MAXIMUM     OUTSTANDING
                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST     AMOUNT      BORROWINGS
                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    AS OF
                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    10/31/2019
                          ------------- ------------ ------------ -------- --------------- -----------
Dimensional Emerging
  Markets Value Fund.....     2.46%       $22,216         11        $18        $88,451         --

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the year ended October 31, 2019.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2019, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

   For the year ended October 31, 2019, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                 PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                 --------- ------ --------------------
Dimensional Emerging Markets Value Fund..  $11,104  $4,477       $(1,426)

I. SECURITIES LENDING:

   As of October 31, 2019, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         NON-CASH
                                                        COLLATERAL
                                                          MARKET
                                                          VALUE
                                                        ----------
              Dimensional Emerging Markets Value Fund..  $257,882

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series" ), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                        AS OF OCTOBER 31, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks...........................   $398,278       --         --         --    $398,278

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT
                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas
W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board's Strategy Committee is composed of Gerard K. O'Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and
(iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED DIRECTORS

                                                                                         PORTFOLIOS
                                         TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                        OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                       LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/       HELD DURING PAST
YEAR OF BIRTH                 POSITION   SERVICE               PAST 5 YEARS               OVERSEEN            5 YEARS
-----------------             --------- ------------   -----------------------------  ------------------ -------------------
George M. Constantinides      Director  Since 1983     Leo Melamed Professor of       128 portfolios in  None
University of Chicago                                  Finance, University of         4 investment
Booth School of Business                               Chicago Booth School of        companies
5807 S. Woodlawn Avenue                                Business (since 1978).
Chicago, IL 60637

1947

Douglas W. Diamond            Director  Since 2017     Merton H. Miller               128 portfolios in  None
c/o Dimensional Fund                                   Distinguished Service          4 investment
Advisors LP                                            Professor of Finance,          companies
6300 Bee Cave Road, Building                           University of Chicago Booth
One Austin, TX 78746                                   School of Business (since
                                                       1988). Visiting Scholar,
1953                                                   Federal Reserve Bank of
                                                       Richmond (since 1990).
                                                       Formerly, Fischer Black
                                                       Visiting Professor of
                                                       Financial Economics, Alfred
                                                       P. Sloan School of
                                                       Management, Massachusetts
                                                       Institute of Technology (2015
                                                       to 2016).

Darrell Duffie                Director  Since March    Dean Witter Distinguished      128 portfolios in  Formerly,
c/o Dimensional Fund                    2019           Professor of Finance,          4 investment       Director, Moody's
Advisors LP                                            Graduate School of Business,   companies          Corporation
6300 Bee Cave Road, Building                           Stanford University (since                        (financial
One Austin, TX 78746                                   1984).                                            information and
                                                                                                         information
1954                                                                                                     technology)
                                                                                                         (2008-April
                                                                                                         2018).

Roger G. Ibbotson Yale        Director  Since 1981     Professor in Practice          128 portfolios in  None
School of Management                                   Emeritus of Finance, Yale      4 investment
P.O. Box 208200                                        School of Management (since    companies
New Haven, CT 06520-8200                               1984). Chairman and Partner,
                                                       Zebra Capital Management, LLC
1943                                                   (hedge fund and asset
                                                       manager) (since 2001).
                                                       Formerly, Consultant to
                                                       Morningstar, Inc. (2006 -
                                                       2016).

Edward P. Lazear              Director  Since 2010     Distinguished Visiting         128 portfolios in  None
Stanford University Graduate                           Fellow, Becker Friedman        4 investment
School of Business Knight                              Institute for Research in      companies
Management Center,                                     Economics, University of
E346 Stanford, CA 94305                                Chicago (since 2015). Morris
                                                       Arnold Cox Senior Fellow,
1948                                                   Hoover Institution (since
                                                       2002). Davies Family
                                                       Professor of Economics,
                                                       Graduate School of Business,
                                                       Stanford University (since
                                                       1995). Cornerstone Research
                                                       (expert testimony and
                                                       economic and financial
                                                       analysis) (since 2009).

Myron S. Scholes              Director  Since 1981     Chief Investment Strategist,   128 portfolios in  Formerly,
c/o Dimensional Fund                                   Janus Henderson Investors      4 investment       Adviser, Kuapay,
Advisors LP                                            (since 2014). Frank E. Buck    companies          Inc. (2013-2014).
6300 Bee Cave Road, Building                           Professor of Finance,                             Formerly,
One Austin, TX 78746                                   Emeritus, Graduate School of                      Director,
                                                       Business, Stanford University                     American Century
1941                                                   (since 1981).                                     Fund Complex
                                                                                                         (registered
                                                                                                         investment
                                                                                                         companies) (43
                                                                                                         Portfolios)
                                                                                                         (1980-2014).

                                                                                        PORTFOLIOS
                                         TERM OF                                        WITHIN THE     OTHER DIRECTORSHIPS
                                        OFFICE/1/ AND                                    DFA FUND      OF PUBLIC COMPANIES
NAME, ADDRESS AND                       LENGTH OF       PRINCIPAL OCCUPATION DURING     COMPLEX/2/      HELD DURING PAST
YEAR OF BIRTH                 POSITION   SERVICE               PAST 5 YEARS              OVERSEEN           5 YEARS
-----------------             --------- ------------   -----------------------------  ---------------- --------------------
Abbie J. Smith                Director  Since 2000     Boris and Irene Stern          128 portfolios   Director (since
University of Chicago Booth                            Distinguished Service          in 4 investment  2000) and
School of Business                                     Professor of Accounting,       companies        formerly, Lead
5807 S. Woodlawn Avenue                                University of Chicago Booth                     Director (2014-
Chicago, IL 60637                                      School of Business (since                       2017), HNI
                                                       1980).                                          Corporation
1953                                                                                                   (office furniture);
                                                                                                       Director, Ryder
                                                                                                       System Inc.
                                                                                                       (transportation,
                                                                                                       logistics and
                                                                                                       supply-chain
                                                                                                       management)
                                                                                                       (since 2003); and
                                                                                                       Trustee, UBS
                                                                                                       Funds (3
                                                                                                       investment
                                                                                                       companies within
                                                                                                       the fund complex)
                                                                                                       (19 portfolios)
                                                                                                       (since 2009).
Ingrid M. Werner              Director  Since March    Martin and Andrew Murrer       128 portfolios   Director, Fourth
c/o Dimensional Fund                    2019           Professor of Finance, Fisher   in 4 investment  Swedish AP Fund
Advisors LP                                            College of Business, The Ohio  companies        (pension fund
6300 Bee Cave Road, Building                           State University (since                         asset
One Austin, TX 78746                                   1998). Adjunct Member, the                      management)
                                                       Prize Committee for the                         (since 2017).
1961                                                   Swedish Riksbank Prize in
                                                       Economic Sciences in Memory
                                                       of Alfred Nobel (annual award
                                                       for significant scientific
                                                       research contribution) (since
                                                       January 2018). President,
                                                       Western Finance Association
                                                       (global association of
                                                       academic researchers and
                                                       practitioners in finance)
                                                       (since June 2018). Director,
                                                       American Finance Association
                                                       (global association of
                                                       academic researchers and
                                                       practitioners in finance)
                                                       (since January 2019). Member,
                                                       Economic Advisory Committee,
                                                       FINRA (since 2017). Chairman,
                                                       Scientific Advisory Board,
                                                       Swedish House of Finance
                                                       (institute supporting
                                                       academic research in finance)
                                                       (since 2014). Member,
                                                       Scientific Board, Danish
                                                       Finance Institute (institute
                                                       supporting academic research
                                                       in finance) (since 2017).
                                                       Member, Academic Board,
                                                       Mistra Financial Systems
                                                       (organization funding
                                                       academic research on
                                                       environment, governance and
                                                       climate/sustainability in
                                                       finance) (since 2016).
                                                       Fellow, Center for Analytical
                                                       Finance (academic research)
                                                       (since 2015). Associate
                                                       Editor, Journal of Finance
                                                       (since 2016).

INTERESTED DIRECTOR

       The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                                                                   PORTFOLIOS
                                    TERM OF                                        WITHIN THE     OTHER DIRECTORSHIPS
                                   OFFICE/1/ AND                                    DFA FUND      OF PUBLIC COMPANIES
NAME, ADDRESS AND                  LENGTH OF       PRINCIPAL OCCUPATION DURING     COMPLEX/2/      HELD DURING PAST
YEAR OF BIRTH          POSITION     SERVICE               PAST 5 YEARS              OVERSEEN           5 YEARS
-----------------    ------------- -----------    -----------------------------  ---------------- -------------------
David G. Booth       Chairman      Since 1981     Chairman, Director/Trustee,    128 portfolios          None
6300 Bee Cave Road,  and Director                 and formerly, President and    in 4 investment
Building One                                      Co-Chief Executive Officer     companies
Austin, TX 78746                                  (each until March 2017) of
                                                  Dimensional Emerging Markets
1946                                              Value Fund ("DEM"), DFAIDG,
                                                  Dimensional Investment Group
                                                  Inc. ("DIG") and The DFA
                                                  Investment Trust Company
                                                  ("DFAITC"). Executive
                                                  Chairman, and formerly,
                                                  President and Co-Chief
                                                  Executive Officer (each until
                                                  February 2017) of Dimensional
                                                  Holdings Inc., Dimensional
                                                  Fund Advisors LP, Dimensional
                                                  Investment LLC and DFA
                                                  Securities LLC (collectively
                                                  with DEM, DFAIDG, DIG and
                                                  DFAITC, the "DFA Entities").
                                                  Formerly, Chairman and
                                                  Director (2009-2018) and
                                                  Co-Chief Executive Officer
                                                  (2010 - June 2017) of
                                                  Dimensional Fund Advisors
                                                  Canada ULC. Trustee,
                                                  University of Chicago (since
                                                  2002). Trustee, University of
                                                  Kansas Endowment Association
                                                  (since 2005). Formerly,
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. (2002 - July
                                                  2017), DFA Australia Limited
                                                  (1994 - July 2017),
                                                  Dimensional Advisors Ltd.
                                                  (2012 - July 2017),
                                                  Dimensional Funds plc (2006 -
                                                  July 2017) and Dimensional
                                                  Funds II plc (2006 - July
                                                  2017). Formerly, Director and
                                                  President of Dimensional
                                                  Japan Ltd. (2012 - April
                                                  2017). Formerly, President,
                                                  Dimensional SmartNest (US)
                                                  LLC (2009-2014); and Limited
                                                  Partner, VSC Investors, LLC
                                                  (2007-2015). Formerly,
                                                  Chairman, Director, President
                                                  and Co- Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd.
                                                  (2010-September 2017).

       1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.

       2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

OFFICERS

       Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF
                                       OFFICE/1/
                                         AND
NAME AND YEAR OF                       LENGTH OF
BIRTH                  POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ---------- ------------------------------------------------------------
Valerie A. Brown  Vice President and     Since    Vice President and Assistant Secretary of
1967              Assistant Secretary    2001
                                                      .  all the DFA Entities (since 2001)

                                                      .  DFA Australia Limited (since 2002)

                                                      .  Dimensional Fund Advisors Ltd. (since 2002)

                                                      .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                      .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                      .  Dimensional Hong Kong Limited (since 2012)

                                                  Director, Vice President and Assistant Secretary (since
                                                  2003) of

                                                      .  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner  Vice President and     Since    Vice President and Assistant Secretary of
1982              Assistant Secretary  September
                                         2019         .  DFAIDG, DIG, DFAITC and DEM (since September 2019)

                                                  Vice President (since January 2018) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors LP

                                                      .  Dimensional Investment LLC

                                                      .  DFA Securities LLC

David P. Butler   Co-Chief Executive     Since    Co-Chief Executive Officer (since 2017) of
1964              Officer                2017
                                                      .  all the DFA entities

                                                  Director (since 2017) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors Canada ULC

                                                      .  Dimensional Japan Ltd.

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Ltd.

                                                  DFA Australia Limited Director and Co-Chief Executive
                                                  Officer (since 2017) of

                                                      .  Dimensional Cayman Commodity Fund I Ltd.

                                                  Head of Global Financial Advisor Services (since 2007) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2007 - 2017) of

                                                      .  all the DFA Entities
Stephen A. Clark  Executive Vice         Since    Executive Vice President (since 2017) of
1972              President              2017
                                                      .  all the DFA entities

                                                  Director and Vice President (since 2016) of

                                                      .  Dimensional Japan Ltd.

                                                  President and Director (since 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Vice President (since 2008) and Director (since 2016) of

                                                      .  DFA Australia Limited

                                                  Director (since 2016) of

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                      .  Dimensional Hong Kong Limited

                                                  Vice President (since 2016) of

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                  Formerly, Vice President (2004 - 2017) of

                                                      .  all the DFA Entities

                                                  Formerly, Vice President (2010 - 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Formerly, Head of Institutional, North America (2012 -
                                                  2013) and Head of Global Institutional Services (2014-2018)
                                                  for

                                                      .  Dimensional Fund Advisors LP

                                                 TERM OF
                                                OFFICE/1/
                                                   AND
NAME AND YEAR OF                                LENGTH OF
BIRTH                          POSITION          SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------        ----------------------- ----------- -----------------------------------------------------------
Christopher S. Crossan  Vice President and        Since     Vice President and Global Chief Compliance Officer (since
1965                    Global Chief               2004     2004) of
                        Compliance Officer
                                                                .  all the DFA Entities

                                                                .  DFA Australia Limited

                                                                .  Dimensional Fund Advisors Ltd.

                                                            Chief Compliance Officer (since 2006) and Chief Privacy
                                                            Officer (since 2015) of

                                                                .  Dimensional Fund Advisors Canada ULC

                                                            Chief Compliance Officer of

                                                                .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                                .  Dimensional Japan Ltd. (since 2017)

                                                            Formerly, Vice President and Global Chief Compliance
                                                            Officer (2010 - 2014) for

                                                                .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle       Vice President, Chief      Vice     Vice President, Chief Financial Officer, and Treasurer
1958                    Financial Officer, and  President   (since 2016) of
                        Treasurer               since 2015
                                                and Chief       .  all the DFA Entities
                                                Financial
                                                 Officer        .  Dimensional Advisors Ltd.
                                                   and
                                                Treasurer       .  Dimensional Fund Advisors Ltd.
                                                since 2016
                                                                .  Dimensional Hong Kong Limited

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

                                                                .  Dimensional Fund Advisors Canada ULC

                                                                .  Dimensional Fund Advisors Pte. Ltd.

                                                                .  DFA Australia Limited

                                                            Director (since 2016) for

                                                                .  Dimensional Funds plc

                                                                .  Dimensional Funds II plc

                                                            Formerly, interim Chief Financial Officer and interim
                                                            Treasurer (2016) of

                                                                .  all the DFA Entities

                                                                .  Dimensional Fund Advisors LP

                                                                .  Dimensional Fund Advisors Ltd.

                                                                .  DFA Australia Limited

                                                                .  Dimensional Advisors Ltd.

                                                                .  Dimensional Fund Advisors Pte. Ltd.

                                                                .  Dimensional Hong Kong Limited

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

                                                                .  Dimensional Fund Advisors Canada ULC

                                                            Formerly, Controller (2015 - 2016) of

                                                                .  all the DFA Entities

                                                                .  Dimensional Fund Advisors LP

                                                            Formerly, Vice President (2008 - 2015) of

                                                                .  T. Rowe Price Group, Inc.

                                                            Formerly, Director of Investment Treasury and Treasurer
                                                            (2008 - 2015) of

                                                                .  the T. Rowe Price Funds

Jeff J. Jeon            Vice President            Since     Vice President (since 2004) and Assistant Secretary
1973                                               2004     (2017-2019) of

                                                                .  all the DFA Entities

                                                            Vice President and Assistant Secretary (since 2010) of

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez               Vice President and         Vice     Vice President (since 2015) of
1971                    Assistant Treasurer     President
                                                since 2015      .  all the DFA Entities
                                                   and
                                                Assistant   Assistant Treasurer (since 2017) of
                                                Treasurer
                                                since 2017      .  the DFA Fund Complex

                                                            Formerly, Senior Tax Manager (2013 - 2015) for

                                                                .  Dimensional Fund Advisors LP

Kenneth M. Manell       Vice President            Since     Vice President (since 2010) of
1972                                               2010
                                                                .  all the DFA Entities

                                                                .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell     President and General   President   President (since 2017) of
1964                    Counsel                 since 2017
                                                   and          .  the DFA Fund Complex
                                                 General
                                                 Counsel    General Counsel (since 2001) of
                                                since 2001
                                                                .  All the DFA Entities

                                                            Executive Vice President (since 2017) and Secretary (since
                                                            2000) of

                                         TERM OF
                                        OFFICE/1/
                                           AND
NAME AND YEAR OF                        LENGTH OF
BIRTH                    POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------    ------------------- ----------- ------------------------------------------------------------
                                                       .   Dimensional Fund Advisors LP

                                                       .   Dimensional Holdings Inc.

                                                       .   DFA Securities LLC

                                                       .   Dimensional Investment LLC

                                                    Director (since 2002), Vice President (since 1997) and
                                                    Secretary (since 2002) of

                                                       .   DFA Australia Limited

                                                       .   Dimensional Fund Advisors Ltd.

                                                    Vice President and Secretary of

                                                       .   Dimensional Fund Advisors Canada ULC (since 2003)

                                                       .   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                       .   Dimensional Japan Ltd. (since 2012)

                                                       .   Dimensional Advisors Ltd (since 2012)

                                                       .   Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                    Director of

                                                       .   Dimensional Funds plc (since 2002)

                                                       .   Dimensional Funds II plc (since 2006)

                                                       .   Director of Dimensional Japan Ltd. (since 2012)

                                                       .   Dimensional Advisors Ltd. (since 2012)

                                                       .   Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                       .   Dimensional Hong Kong Limited (since 2012)

                                                    Formerly, Vice President and Secretary (2010 - 2014) of

                                                       .   Dimensional SmartNest (US) LLC

                                                    Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                    - 2017) of

                                                       .   the DFA Fund Complex

                                                    Formerly, Vice President of

                                                       .   Dimensional Fund Advisors LP (1997 - 2017)

                                                       .   Dimensional Holdings Inc. (2006 - 2017)

                                                       .   DFA Securities LLC (1997 - 2017)

                                                       .   Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz   Vice President and    Since     Vice President and Deputy Chief Compliance Officer of
1961                Deputy Chief           2013
                    Compliance Officer                 .   the DFA Fund Complex (since 2013)

                                                       .   Dimensional Fund Advisors LP (since 2012)

Carolyn L. O        Vice President and     Vice     Vice President (since 2010) and Secretary (since 2017) of
1974                Secretary           President
                                        since 2010     .   the DFA Fund Complex
                                           and
                                        Secretary   Vice President (since 2010) and Assistant Secretary (since since 2017  2016) of

                                                       .   Dimensional Fund Advisors LP

                                                       .   Dimensional Holdings Inc.

                                                       .   Dimensional Investment LLC

                                                    Vice President of

                                                       .   DFA Securities LLC (since 2010)

                                                       .   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                       .   Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive   Co-Chief   Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief   Executive   (since 2017) of
                    Investment Officer   Officer
                                        and Chief      .   all the DFA Entities
                                        Investment
                                         Officer       .   Dimensional Fund Advisors Canada ULC
                                        since 2017
                                                    Director, Chief Investment Officer and Vice President
                                                    (since 2017) of

                                                       .   DFA Australia Limited

                                                    Chief Investment Officer (since 2017) and Vice President
                                                    (since 2016) of

                                                       .   Dimensional Japan Ltd.

                                                    Director, Co-Chief Executive Officer and Chief Investment
                                                    Officer (since 2017) of

                                                       .   Dimensional Cayman Commodity Fund I Ltd.

                                                    Director of

                                                       .   Dimensional Funds plc (since 2014)

                                                       .   Dimensional Fund II plc (since 2014)

                                                       .   Dimensional Holdings Inc. (since 2017)

                                                    Formerly, Co-Chief Investment Officer of

                                                       .   Dimensional Japan Ltd. (2016 - 2017)

                            TERM OF
                            OFFICE/1/
                              AND
NAME AND YEAR OF            LENGTH OF
BIRTH             POSITION  SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  --------  ---------  -----------------------------------------------------------
                                          .   DFA Australia Limited (2014 - 2017)

                                       Formerly, Executive Vice President (2017) and Co-Chief
                                       Investment Officer (2014 - 2017) of

                                          .   all the DFA Entities

                                       Formerly, Vice President (2007 - 2017) of

                                          .   all the DFA Entities

                                       Formerly, Vice President and Co-Chief Investment Officer
                                       (2014 - 2017) of

                                          .   Dimensional Fund Advisors Canada ULC

                                       Formerly, Director (2017 - 2018) of

                                          .   Dimensional Fund Advisors Pte. Ltd.

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2018 to October 31, 2019, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation (S)1.199A-3(d).

                                                                                            QUALIFYING
                                                                                               FOR
                                                                                            CORPORATE
DFA                   NET                                                                   DIVIDENDS  QUALIFYING
INVESTMENT        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            RECEIVED   DIVIDEND      U.S.
DIMENSIONS          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL     DEDUCTION    INCOME    GOVERNMENT
GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS    (1)        (2)     INTEREST (3)
----------       ------------- ------------- ------------- ------- ---------- ------------- ---------- ---------- ------------
Large Cap
  International
  Portfolio.....      100%          --            --         --        --          100%          4%       100%         --
International
  Core
  Equity
  Portfolio.....      100%          --            --         --        --          100%          3%       100%         --
Global Small
  Company
  Portfolio.....      100%          --            --         --        --          100%         31%        55%         --
International
  Small
  Company
  Portfolio.....       35%           4%           61%        --        --          100%         --        100%         --
Japanese
  Small
  Company
  Portfolio.....       17%          --            83%        --        --          100%         --         50%         --
Asia Pacific
  Small
  Company
  Portfolio.....      100%          --            --         --        --          100%         --         22%         --
United
  Kingdom
  Small
  Company
  Portfolio.....       27%          --            73%        --        --          100%         --        100%         --
Continental
  Small
  Company
  Portfolio.....       39%           2%           59%        --        --          100%         --        100%         --
DFA
  International
  Real
  Estate
  Securities
  Portfolio.....      100%          --            --         --        --          100%         --         12%         --
DFA Global
  Real
  Estate
  Securities
  Portfolio.....       99%          --             1%        --        --          100%         --                     --
DFA
  International
  Small Cap
  Value
  Portfolio.....       45%          --            55%        --        --          100%         --        100%         --
International
  Vector
  Equity
  Portfolio.....       50%           1%           49%        --        --          100%          1%       100%         --
International
  High
  Relative
  Profitability
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
World ex
  U.S.
  Value
  Portfolio.....       63%          --            37%        --        --          100%         --        100%         --
World ex
  U.S.Targeted
  Value
  Portfolio.....       51%          --            49%        --        --          100%         --        100%         --
World ex
  U.S. Core
  Equity
  Portfolio.....       86%          --            14%        --        --          100%          2%       100%         --
World Core
  Equity
  Portfolio.....       77%           3%           20%        --        --          100%         41%       100%         --
Selectively
  Hedged
  Global
  Equity
  Portfolio.....       69%           5%           26%        --        --          100%         13%        37%         --
Emerging
  Markets
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
Emerging
  Markets
  Small Cap
  Portfolio.....       46%           1%           53%        --        --          100%         --        100%         --
Emerging
  Markets
  Value
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --


                                            QUALIFYING
DFA              FOREIGN FOREIGN QUALIFYING   SHORT-
INVESTMENT         TAX   SOURCE   INTEREST     TERM
DIMENSIONS       CREDIT  INCOME    INCOME    CAPITAL
GROUP INC.         (4)     (5)      (6)      GAIN (7)
----------       ------- ------- ---------- ----------
Large Cap
  International
  Portfolio.....    7%     100%      --         --
International
  Core
  Equity
  Portfolio.....    7%     100%      --         --
Global Small
  Company
  Portfolio.....   12%      79%      --         --
International
  Small
  Company
  Portfolio.....    7%     100%      --         --
Japanese
  Small
  Company
  Portfolio.....   18%      92%      --         --
Asia Pacific
  Small
  Company
  Portfolio.....    1%      95%      --         --
United
  Kingdom
  Small
  Company
  Portfolio.....   --      100%      --         --
Continental
  Small
  Company
  Portfolio.....   13%     100%      --         --
DFA
  International
  Real
  Estate
  Securities
  Portfolio.....    5%      35%      --         --
DFA Global
  Real
  Estate
  Securities
  Portfolio.....    2%      32%      --         --
DFA
  International
  Small Cap
  Value
  Portfolio.....    8%     100%      --         --
International
  Vector
  Equity
  Portfolio.....   10%     100%      --         --
International
  High
  Relative
  Profitability
  Portfolio.....    8%     100%      --         --
World ex
  U.S.
  Value
  Portfolio.....    9%     100%      --         --
World ex
  U.S.Targeted
  Value
  Portfolio.....   12%     100%      --         --
World ex
  U.S. Core
  Equity
  Portfolio.....    8%     100%      --         --
World Core
  Equity
  Portfolio.....    4%     100%      --         --
Selectively
  Hedged
  Global
  Equity
  Portfolio.....    3%      50%      --         --
Emerging
  Markets
  Portfolio.....   12%     100%      --         --
Emerging
  Markets
  Small Cap
  Portfolio.....   11%     100%      --         --
Emerging
  Markets
  Value
  Portfolio.....   14%     100%      --         --

                See accompanying Notes to Financial Statements.

                                                                                            QUALIFYING
                                                                                               FOR
                                                                                            CORPORATE
DFA                   NET                                                                   DIVIDENDS  QUALIFYING
INVESTMENT        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            RECEIVED   DIVIDEND      U.S.
DIMENSIONS          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL     DEDUCTION    INCOME    GOVERNMENT
GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS    (1)        (2)     INTEREST (3)
----------       ------------- ------------- ------------- ------- ---------- ------------- ---------- ---------- ------------
Emerging
  Markets
  Core
  Equity
  Portfolio.....      100%          --            --         --        --          100%         --        100%         --
Emerging
  Markets
  Targeted
  Value
  Portfolio.....      100%          --            --         --        --          100%         --         28%         --
DIMENSIONAL
  INVESTMENT
  GROUP
  INC.
DFA
  International
  Value
  Portfolio.....       53%          --            47%        --        --          100%         --        100%         --


                                            QUALIFYING
DFA              FOREIGN FOREIGN QUALIFYING   SHORT-
INVESTMENT         TAX   SOURCE   INTEREST     TERM
DIMENSIONS       CREDIT  INCOME    INCOME    CAPITAL
GROUP INC.         (4)     (5)      (6)      GAIN (7)
----------       ------- ------- ---------- ----------
Emerging
  Markets
  Core
  Equity
  Portfolio.....    6%     100%      --         --
Emerging
  Markets
  Targeted
  Value
  Portfolio.....    3%      54%      --         --
DIMENSIONAL
  INVESTMENT
  GROUP
  INC.
DFA
  International
  Value
  Portfolio.....    8%     100%      --         --

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

[GRAPHIC] Recycled Recyclable                                   DFA103119-001AI
                                                                       00237493

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees
                Fiscal Year Ended October 31, 2019: $21,167
                Fiscal Year Ended October 31, 2018: $20,708

     (b) Audit-Related Fees
                Fees for Registrant  Fiscal Year Ended October 31, 2019: $1,742
                                     Fiscal Year Ended October 31, 2018: $1,721

     For fiscal years ended October 31, 2019 and October 31, 2018, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

         Audit-Related Fees required to be approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                     Fiscal Year Ended October 31, 2019:
                                     $210,000
                                     Fiscal Year Ended October 31, 2018:
                                     $205,000

     For the fiscal years ended October 31, 2019 and October 31, 2018, Audit-Related Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 18 over controls at the Registrant's investment adviser.

     (c) Tax Fees
                Fees for Registrant  Fiscal Year Ended October 31, 2019: $0
                                     Fiscal Year Ended October 31, 2018: $4,835

     Tax Fees included, for the fiscal year ended October 31, 2018, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d) All Other Fees
                Fees for Registrant  Fiscal Year Ended October 31, 2019: $0
                                     Fiscal Year Ended October 31, 2018: $0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

     The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

     The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

        A. General

        1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

        2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

        B.  Pre-Approval of Audit Services to the Funds

        1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

        2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

        3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

        C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

        1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

        2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

        3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

        4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

        5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

        D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

        1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

        2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

        3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

        4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

            (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

            (b) refer such matter to the full Committee for its consideration and action.

            In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

        5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

        E.  Amendment; Annual Review

        1.  The Committee may amend these procedures from time to time.

        2.  These procedures shall be reviewed annually by the Committee.

        F.  Recordkeeping

        1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

        2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

        3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2019 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than
                                          ---
            50%.

     (g)    Aggregate Non-Audit Fees
                 Fiscal Year Ended October 31, 2019: $1,257,804
                 Fiscal Year Ended October 31, 2018: $1,158,162

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)  The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2019

                                                                         SHARES     VALUE>>
                                                                       ---------- ------------
COMMON STOCKS -- (96.2%)
BRAZIL -- (7.9%)
     Aliansce Sonae Shopping Centers SA...............................    412,958 $  4,381,346
     Alliar Medicos A Frente SA.......................................    265,800    1,199,596
     Banco Bradesco SA, ADR...........................................  1,588,367   13,914,093
     Banco Bradesco SA................................................    758,869    6,215,895
     Banco BTG Pactual SA.............................................    332,725    5,389,307
     Banco do Brasil SA...............................................  5,736,746   68,875,282
*    Banco Pan SA.....................................................     88,465      199,849
     Banco Santander Brasil SA........................................  1,882,506   22,089,698
     BrasilAgro--Co. Brasileira de Propriedades Agricolas.............    241,884    1,022,300
     Camil Alimentos S.A..............................................    618,647      998,042
     Cia Siderurgica Nacional SA, Sponsored ADR.......................    475,872    1,389,546
     Cia Siderurgica Nacional SA......................................    137,400      404,269
     Cogna Educacao................................................... 12,726,406   30,685,537
     Construtora Tenda SA.............................................  1,238,132    7,288,941
     Cosan SA.........................................................    745,640   10,744,430
     CSU Cardsystem SA................................................    189,200      308,532
     Cyrela Brazil Realty SA Empreendimentos e Participacoes..........  2,756,617   18,510,334
     Direcional Engenharia SA.........................................  1,348,561    4,018,278
     Duratex SA.......................................................  4,064,146   13,315,766
     Embraer SA.......................................................  1,042,062    4,554,880
     Embraer SA, Sponsored ADR........................................    936,365   16,264,660
     Enauta Participacoes SA..........................................  1,249,938    4,101,530
*    Even Construtora e Incorporadora SA..............................  1,733,656    5,269,484
     Ez Tec Empreendimentos e Participacoes SA........................    963,890    9,902,071
     Fras-Le SA.......................................................     58,100       66,785
     Gafisa SA, ADR...................................................    165,084      465,536
#    Gerdau SA, Sponsored ADR.........................................  7,033,312   23,139,596
     Gerdau SA........................................................  1,159,266    3,222,994
*    Helbor Empreendimentos SA........................................  3,327,972    2,713,494
     Industrias Romi SA...............................................    197,900      687,382
     International Meal Co. Alimentacao SA, Class A...................  1,172,964    2,158,453
     Iochpe-Maxion SA.................................................  1,484,106    6,453,761
     JBS SA...........................................................  9,391,786   66,249,502
     JHSF Participacoes SA............................................  1,523,474    1,709,421
     Kepler Weber SA..................................................      7,000       37,177
     Marcopolo SA.....................................................     13,800       11,699
*    Marisa Lojas SA..................................................    908,346    2,425,729
*    Mills Estruturas e Servicos de Engenharia SA.....................    332,146      602,923
     Movida Participacoes SA..........................................    510,765    1,916,722
     MRV Engenharia e Participacoes SA................................  3,719,133   16,312,068
*    Paranapanema SA..................................................     82,699      567,070
*    Petro Rio SA.....................................................    210,799      972,393
     Petroleo Brasileiro SA........................................... 12,794,994  104,325,222
#    Petroleo Brasileiro SA , Sponsored ADR (US71654V1017)............ 14,367,145  216,800,218
#    Petroleo Brasileiro SA , Sponsored ADR (US71654V4086)............ 11,860,183  192,609,372
*    Profarma Distribuidora de Produtos Farmaceuticos SA..............     17,900       19,192
     Qualicorp Consultoria e Corretora de Seguros SA..................    484,700    3,855,362
     Restoque Comercio e Confeccoes de Roupas SA......................        100          511
     Santos Brasil Participacoes SA...................................  1,047,901    1,787,219
     Sao Carlos Empreendimentos e Participacoes SA....................     59,700      616,724
     Sao Martinho SA..................................................    207,954      910,528
     Ser Educacional SA...............................................    103,381      614,280
     SLC Agricola SA..................................................  1,172,234    5,293,394
*    Springs Global Participacoes SA..................................    128,800      412,044
     Sul America SA...................................................  2,267,531   27,303,097
# *  Suzano SA, Sponsored ADR.........................................    891,115    7,200,207
     T4F Entretenimento SA............................................    199,400      285,887

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES       VALUE>>
                                                        ----------- --------------
BRAZIL -- (Continued)
*   Tecnisa SA.........................................   3,375,879 $    1,010,112
*   Terra Santa Agro SA................................         800          2,988
    Trisul SA..........................................     350,505      1,049,636
    Tupy SA............................................     892,006      4,254,850
    Usinas Siderurgicas de Minas Gerais SA.............     556,700      1,227,086
*   Vale SA, Sponsored ADR.............................  10,058,396    118,085,568
*   Vale SA............................................  27,820,681    327,424,551
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................     677,337      2,242,871
*   Vulcabras Azaleia SA...............................     107,000        210,505
                                                                    --------------
TOTAL BRAZIL...........................................              1,398,297,795
                                                                    --------------
CHILE -- (1.2%)
    Besalco SA.........................................     512,877        345,463
    CAP SA.............................................   1,073,274      7,877,314
    Cementos BIO BIO SA................................     665,307        796,169
    Cencosud SA........................................  14,189,797     19,250,724
    Cia Pesquera Camanchaca SA.........................   1,334,309         95,720
*   Cia Sud Americana de Vapores SA....................  52,042,418      1,710,967
    Cristalerias de Chile SA...........................     264,624      1,874,408
*   Empresa Nacional de Telecomunicaciones SA..........     708,784      5,544,116
    Empresas CMPC SA...................................  10,036,473     22,939,176
    Empresas COPEC SA..................................   2,614,266     23,399,457
    Empresas Hites SA..................................   1,895,532        740,213
*   Empresas La Polar SA...............................  16,829,176        463,725
    Enel Americas SA, ADR..............................   5,139,598     49,134,557
    Enel Americas SA...................................  40,709,802      7,626,784
    Enel Chile SA, ADR.................................   2,063,159      8,562,110
    Grupo Security SA..................................   3,891,973      1,128,186
    Inversiones Aguas Metropolitanas SA................   4,374,324      5,213,904
    Itau CorpBanca..................................... 894,821,754      5,416,408
    Itau CorpBanca, ADR................................       3,677         33,387
#   Latam Airlines Group SA, Sponsored ADR.............     897,217     10,111,636
    Latam Airlines Group SA............................   1,627,540     17,998,386
*   Masisa SA..........................................  38,530,729      1,782,084
    PAZ Corp. SA.......................................   2,191,235      3,023,779
    Ripley Corp. SA....................................  11,204,406      6,454,810
    Salfacorp SA.......................................   3,450,560      2,909,595
    Sigdo Koppers SA...................................     196,163        281,147
    SMU SA.............................................     449,171         86,726
    Sociedad Matriz SAAM SA............................  54,199,027      4,467,145
    Socovesa SA........................................   5,467,522      2,503,817
    SONDA SA...........................................      37,526         40,199
    Vina Concha y Toro SA..............................   1,552,271      2,863,704
                                                                    --------------
TOTAL CHILE............................................                214,675,816
                                                                    --------------
CHINA -- (16.8%)
*   21Vianet Group, Inc., ADR..........................      15,369        130,329
#   361 Degrees International, Ltd.....................   6,319,000      1,295,603
    Agile Group Holdings, Ltd..........................  11,816,999     15,927,742
    Agricultural Bank of China, Ltd., Class H.......... 124,662,000     51,298,852
    Air China, Ltd., Class H...........................  12,738,000     11,246,414
    Ajisen China Holdings, Ltd.........................   2,186,000        627,060
*   Aluminum Corp. of China, Ltd., Class H.............  22,438,000      6,647,629
    AMVIG Holdings, Ltd................................   3,445,100        888,295
#   Angang Steel Co., Ltd., Class H....................  10,909,632      3,649,533
#   Anton Oilfield Services Group......................  17,042,000      1,689,587
    Anxin-China Holdings, Ltd..........................   6,152,000              0

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
CHINA -- (Continued)
     Asia Cement China Holdings Corp............................   4,074,500 $  4,941,143
# *  Asian Citrus Holdings, Ltd.................................   4,633,000       66,516
# *  AVIC International Holdings, Ltd., Class H.................   2,226,000    2,096,999
     BAIC Motor Corp., Ltd., Class H............................  13,557,500    8,409,811
     Bank of China, Ltd., Class H............................... 310,867,817  126,767,159
     Bank of Chongqing Co., Ltd., Class H.......................   3,051,500    1,792,336
     Bank of Communications Co., Ltd., Class H..................  36,774,574   25,115,096
     Bank of Tianjin Co., Ltd., Class H.........................      29,000       13,941
     Bank of Zhengzhou Co., Ltd., Class H.......................      28,000        9,388
*    Baoye Group Co., Ltd., Class H.............................   1,697,120    1,110,531
#    BBMG Corp., Class H........................................  13,890,000    3,975,207
     Beijing Capital International Airport Co., Ltd., Class H...   7,606,000    7,203,799
     Beijing Capital Land, Ltd., Class H........................   6,287,060    2,112,628
*    Beijing Enterprises Clean Energy Group, Ltd................   4,880,000       55,324
     Beijing Enterprises Holdings, Ltd..........................   2,243,000   10,560,933
*    Beijing Enterprises Medical & Health Group, Ltd............   3,048,000       95,309
#    Beijing North Star Co., Ltd., Class H......................   4,424,000    1,357,666
*    Beijing Properties Holdings, Ltd...........................     456,000       13,873
     Beijing Urban Construction Design & Development Group Co.,
       Ltd., Class H............................................      65,000       18,703
#    Best Pacific International Holdings, Ltd...................     210,000       70,915
     Boyaa Interactive International, Ltd.......................   1,548,000      221,532
     Brilliance China Automotive Holdings, Ltd..................  12,180,000   13,431,781
#    BYD Electronic International Co., Ltd......................   4,503,000    7,732,432
     C C Land Holdings, Ltd.....................................  18,827,429    4,250,156
     Cabbeen Fashion, Ltd.......................................   1,134,000      231,479
*    Capital Environment Holdings, Ltd..........................   8,486,000      189,309
*    CAR, Inc...................................................   2,451,000    2,000,345
     Carrianna Group Holdings Co., Ltd..........................   3,478,391      354,657
*    CECEP COSTIN New Materials Group, Ltd......................     132,000        1,895
     Central China Real Estate, Ltd.............................   6,012,350    2,754,551
*    Century Sunshine Group Holdings, Ltd.......................  11,885,000      314,877
*    CGN Meiya Power Holdings Co., Ltd..........................  11,588,000    1,739,873
     Changshouhua Food Co., Ltd.................................      91,000       36,570
     Changyou.com, Ltd., ADR....................................      56,310      538,324
#    Chaowei Power Holdings, Ltd................................   4,582,000    1,657,947
     Cheetah Mobile, Inc., ADR..................................      93,396      361,443
*    Chiho Environmental Group, Ltd.............................   1,072,000       67,618
     China Aerospace International Holdings, Ltd................  10,452,000      579,309
     China Agri-Industries Holdings, Ltd........................  15,955,500    5,256,650
     China Aircraft Leasing Group Holdings, Ltd.................      74,000       76,374
     China Aoyuan Group, Ltd....................................   5,430,000    6,939,159
*    China Beidahuang Industry Group Holdings, Ltd..............     408,000        5,523
     China BlueChemical, Ltd., Class H..........................  16,206,878    3,944,050
     China Cinda Asset Management Co., Ltd., Class H............  40,597,000    8,421,719
     China CITIC Bank Corp., Ltd., Class H......................  36,900,112   21,389,544
     China Coal Energy Co., Ltd., Class H.......................   8,772,000    3,498,108
     China Common Rich Renewable Energy Investments, Ltd........  14,642,000    3,503,564
     China Communications Construction Co., Ltd., Class H.......  18,154,327   13,819,840
     China Communications Services Corp., Ltd., Class H.........  12,917,071    7,976,650
     China Construction Bank Corp., Class H..................... 482,773,101  386,831,809
*    China Dili Group...........................................   4,137,899    1,265,485
     China Dongxiang Group Co., Ltd.............................  19,415,000    2,177,745
*    China Eastern Airlines Corp., Ltd., ADR....................       1,205       29,812
# *  China Eastern Airlines Corp., Ltd., Class H................   7,730,000    3,855,288
     China Electronics Optics Valley Union Holding Co., Ltd.....   3,112,000      186,484
     China Energy Engineering Corp., Ltd., Class H..............   1,236,000      124,683
     China Everbright Bank Co., Ltd., Class H...................  13,233,000    6,089,401
     China Everbright Greentech Ltd.............................     640,000      356,954

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 SHARES     VALUE>>
                                                               ---------- ------------
CHINA -- (Continued)
     China Everbright, Ltd....................................  6,605,869 $  9,787,278
#    China Evergrande Group...................................    194,000      472,245
     China Fiber Optic Network System Group, Ltd..............  3,598,000       24,106
     China Financial Services Holdings, Ltd...................  1,884,000      108,147
     China Galaxy Securities Co., Ltd., Class H............... 15,380,000    7,842,058
     China Glass Holdings, Ltd................................  4,496,000      246,407
*    China Greenfresh Group Co., Ltd..........................  1,746,000       66,723
#    China Harmony New Energy Auto Holding, Ltd...............  5,293,000    1,821,421
*    China High Precision Automation Group, Ltd...............    429,000       12,524
#    China High Speed Transmission Equipment Group Co., Ltd...  1,889,000    1,113,777
     China Hongqiao Group, Ltd................................ 10,475,000    5,817,710
     China Huarong Asset Management Co., Ltd., Class H........ 44,747,000    6,606,203
*    China Huiyuan Juice Group, Ltd...........................  4,269,983    1,019,004
     China International Capital Corp., Ltd., Class H.........  5,224,800    9,527,142
#    China International Marine Containers Group Co., Ltd.,
       Class H................................................  2,919,880    2,568,384
     China Jinmao Holdings Group, Ltd......................... 22,772,580   15,139,672
     China Lesso Group Holdings, Ltd..........................  8,567,000    8,846,410
*    China Longevity Group Co., Ltd...........................  1,152,649       37,804
# *  China Lumena New Materials Corp.......................... 52,602,000            0
     China Machinery Engineering Corp., Class H...............  5,555,000    2,188,545
#    China Merchants Land, Ltd................................  9,608,000    1,358,105
     China Merchants Port Holdings Co., Ltd...................  6,057,903    9,471,713
     China Merchants Securities Co., Ltd., Class H............    281,200      318,318
#    China Metal Recycling Holdings, Ltd......................  3,259,800            0
     China Minsheng Banking Corp., Ltd., Class H.............. 36,363,400   25,435,135
     China Mobile, Ltd........................................ 34,307,500  278,806,586
     China Mobile, Ltd., Sponsored ADR........................  1,459,236   58,923,950
     China National Building Material Co., Ltd., Class H...... 30,551,250   25,749,312
     China New Town Development Co., Ltd...................... 11,705,522      235,896
     China Oil & Gas Group, Ltd............................... 12,360,000      535,260
     China Oilfield Services, Ltd., Class H...................  7,782,000   10,834,692
     China Oriental Group Co., Ltd............................  7,752,000    2,705,427
     China Overseas Grand Oceans Group, Ltd................... 12,988,500    6,719,578
     China Overseas Land & Investment, Ltd.................... 28,666,000   90,455,302
     China Petroleum & Chemical Corp., ADR....................  1,019,288   57,579,568
     China Petroleum & Chemical Corp., Class H................ 60,669,575   34,507,318
*    China Properties Group, Ltd..............................  3,380,000      387,660
     China Railway Construction Corp., Ltd., Class H.......... 13,817,514   15,113,420
     China Railway Group, Ltd., Class H....................... 26,349,000   15,880,932
*    China Rare Earth Holdings, Ltd...........................  4,994,600      251,656
     China Reinsurance Group Corp., Class H................... 18,357,000    2,994,801
     China Resources Cement Holdings, Ltd..................... 15,898,000   17,409,742
     China Resources Land, Ltd................................ 19,654,000   83,586,043
     China Resources Medical Holdings Co., Ltd................    949,500      544,756
     China Resources Pharmaceutical Group, Ltd................  1,274,500    1,177,010
#    China Sanjiang Fine Chemicals Co., Ltd...................  3,624,000      747,272
     China SCE Group Holdings, Ltd............................ 15,095,000    6,916,727
# *  China Shengmu Organic Milk, Ltd..........................    309,000       11,414
     China Shenhua Energy Co., Ltd., Class H.................. 22,717,000   46,136,840
     China Shineway Pharmaceutical Group, Ltd.................  1,537,000    1,479,066
*    China Silver Group, Ltd..................................  5,350,000      604,408
     China South City Holdings, Ltd........................... 34,206,000    3,964,752
#    China Southern Airlines Co., Ltd., Class H............... 14,170,000    8,720,774
     China Starch Holdings, Ltd............................... 13,595,000      270,068
     China State Construction International Holdings, Ltd.....  7,150,000    6,584,813
     China Sunshine Paper Holdings Co., Ltd...................  1,374,500      197,827
     China Taifeng Beddings Holdings, Ltd.....................    640,000            0
     China Taiping Insurance Holdings Co., Ltd................  8,947,200   20,114,196
     China Traditional Chinese Medicine Holdings Co., Ltd.....  6,840,000    3,054,239

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 SHARES      VALUE>>
                                                               ----------- ------------
CHINA -- (Continued)
     China Travel International Investment Hong Kong, Ltd.....  17,261,631 $  2,725,016
#    China Unicom Hong Kong, Ltd., ADR........................   5,716,005   55,731,049
#    China Vast Industrial Urban Development Co., Ltd.........     550,000      213,295
     China XLX Fertiliser, Ltd................................   1,215,000      310,054
# *  China Yurun Food Group, Ltd..............................   4,336,000      487,069
#    China ZhengTong Auto Services Holdings, Ltd..............   8,759,500    2,618,938
     China Zhongwang Holdings, Ltd............................  14,445,354    5,997,157
     Chongqing Machinery & Electric Co., Ltd., Class H........   3,860,000      280,332
     Chongqing Rural Commercial Bank Co., Ltd., Class H.......  17,875,000    9,540,730
*    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
       Ltd....................................................   1,188,000       51,358
     Chu Kong Shipping Enterprise Group Co., Ltd..............     526,000       87,764
     CIFI Holdings Group Co., Ltd.............................  17,818,758   11,884,683
     CIMC Enric Holdings, Ltd.................................     260,000      140,730
     CITIC Dameng Holdings, Ltd...............................   4,333,000      179,326
     CITIC Resources Holdings, Ltd............................  10,312,000      669,839
     CITIC Securities Co., Ltd., Class H......................     815,000    1,495,293
     CITIC, Ltd...............................................  28,335,483   37,274,864
*    Citychamp Watch & Jewellery Group, Ltd...................     546,000      118,418
     Clear Media, Ltd.........................................     101,000       46,361
     CNOOC, Ltd............................................... 102,276,000  152,212,236
#    CNOOC, Ltd., Sponsored ADR...............................     202,442   30,070,735
# *  Cogobuy Group............................................     713,000      118,008
#    Comba Telecom Systems Holdings, Ltd......................  10,448,267    2,401,710
     Concord New Energy Group, Ltd............................  35,720,000    1,796,642
*    Coolpad Group, Ltd.......................................   5,085,893      146,776
     COSCO SHIPPING Development Co., Ltd., Class H............   4,215,000      472,201
     COSCO SHIPPING Energy Transportation Co., Ltd., Class H..   7,898,000    3,397,563
     COSCO SHIPPING International Hong Kong Co., Ltd..........   4,000,000    1,014,793
     COSCO SHIPPING Ports, Ltd................................  12,938,256   10,171,920
*    Coslight Technology International Group Co., Ltd.........     274,000       35,671
     Cosmo Lady China Holdings Co., Ltd.......................     287,000       42,339
#    CPMC Holdings, Ltd.......................................   3,651,000    1,460,648
     CRCC High-Tech Equipment Corp., Ltd., Class H............   1,742,000      277,271
     CRRC Corp., Ltd., Class H................................   1,388,000      928,342
# *  CT Environmental Group, Ltd..............................   9,748,000      317,223
     Dah Chong Hong Holdings, Ltd.............................   7,895,583    3,602,572
     Dawnrays Pharmaceutical Holdings, Ltd....................     189,000       33,504
     Digital China Holdings, Ltd..............................     447,000      232,958
#    Dongfang Electric Corp., Ltd., Class H...................     609,000      343,024
     Dongfeng Motor Group Co., Ltd., Class H..................  11,326,000   11,361,252
     Dongyue Group, Ltd.......................................   7,058,000    3,305,937
*    Dynasty Fine Wines Group, Ltd............................   3,856,600      203,615
     E-Commodities Holdings, Ltd..............................   5,448,000      260,188
     Embry Holdings, Ltd......................................     539,000      102,906
     EVA Precision Industrial Holdings, Ltd...................   3,856,000      309,727
     Everbright Securities Co., Ltd., Class H.................     962,600      682,505
*    Evergreen International Holdings, Ltd....................     187,000        9,526
     Fantasia Holdings Group Co., Ltd.........................  12,610,015    1,908,804
     Far East Horizon, Ltd....................................   6,506,000    6,159,511
     Fosun International, Ltd.................................  10,779,683   14,095,263
     Fufeng Group, Ltd........................................   9,334,000    4,301,878
# *  GCL New Energy Holdings, Ltd.............................  11,804,000      382,712
# *  GCL-Poly Energy Holdings, Ltd............................ 112,323,000    4,496,432
     Gemdale Properties & Investment Corp., Ltd...............  19,376,000    2,243,466
#    Genertec Universal Medical Group Co., Ltd................   4,706,500    3,215,299
*    GF Securities Co., Ltd., Class H.........................   5,870,000    6,113,467
*    Glorious Property Holdings, Ltd..........................  22,433,000      900,575
     Goldlion Holdings, Ltd...................................   1,962,000      608,259
     Goldpac Group, Ltd.......................................   1,194,000      284,785

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE>>
                                                         ----------- ------------
CHINA -- (Continued)
# *  GOME Retail Holdings, Ltd..........................  74,594,000 $  6,742,966
*    Grand Baoxin Auto Group, Ltd.......................   5,008,500    1,004,509
     Great Wall Motor Co., Ltd., Class H................  12,259,500    9,933,275
     Greenland Hong Kong Holdings, Ltd..................   7,747,575    2,670,789
#    Greentown China Holdings, Ltd......................   5,657,091    5,219,205
#    Guangshen Railway Co., Ltd., Sponsored ADR.........     284,048    4,593,056
     Guangzhou Automobile Group Co., Ltd., Class H......  12,530,000   12,514,155
     Guangzhou R&F Properties Co., Ltd., Class H........   8,070,314   12,504,574
     Guolian Securities Co., Ltd., Class H..............     171,500       49,162
     Guorui Properties, Ltd.............................   5,031,000      967,446
     Guotai Junan Securities Co., Ltd., Class H.........   1,009,800    1,543,074
     Haitong Securities Co., Ltd., Class H..............   9,826,800   10,032,257
*    Harbin Bank Co., Ltd., Class H.....................   1,489,000      282,843
# *  Harbin Electric Co., Ltd., Class H.................   5,227,474    1,332,434
# *  HC Group, Inc......................................   2,007,500      725,142
     Hengdeli Holdings, Ltd.............................  13,844,000      582,757
*    Hi Sun Technology China, Ltd.......................   7,206,000    1,249,480
     Hilong Holding, Ltd................................   5,651,000      611,689
     HKC Holdings, Ltd..................................   1,208,155      969,643
*    Honghua Group, Ltd.................................   9,274,000      572,184
     Honworld Group, Ltd................................     593,500      307,088
     Hopefluent Group Holdings, Ltd.....................   1,624,000      362,365
     Hopson Development Holdings, Ltd...................   4,960,000    4,781,275
*    Hua Han Health Industry Holdings, Ltd..............  22,700,160    1,535,370
#    Hua Hong Semiconductor, Ltd........................   3,490,000    7,017,862
     Huaneng Renewables Corp., Ltd., Class H............  34,180,000   13,049,083
#    Huatai Securities Co., Ltd., Class H...............   3,271,400    4,862,662
     Huishang Bank Corp., Ltd., Class H.................   1,351,900      525,181
# *  Hydoo International Holding, Ltd...................     840,023       60,004
     Industrial & Commercial Bank of China, Ltd.,
       Class H.......................................... 287,374,996  205,873,482
     Inner Mongolia Yitai Coal Co., Ltd., Class H.......      10,500        6,919
# *  Jiangnan Group, Ltd................................  13,767,000      587,909
     Jiangxi Copper Co., Ltd., Class H..................   5,725,000    6,702,421
     Jiayuan International Group, Ltd...................   3,504,000    1,401,917
#    Jilin Jiutai Rural Commercial Bank Corp., Ltd.,
       Class H..........................................      38,849       15,165
#    Jingrui Holdings, Ltd..............................   2,150,000      753,129
# *  JinkoSolar Holding Co., Ltd., ADR..................     348,276    5,029,105
     Joy City Property, Ltd.............................  12,038,000    1,318,830
     Ju Teng International Holdings, Ltd................   5,798,249    1,353,250
     K Wah International Holdings, Ltd..................   2,184,233    1,193,615
*    Kai Yuan Holdings, Ltd.............................  41,600,000      148,404
     Kaisa Group Holdings, Ltd..........................   7,655,632    3,347,883
*    Kangda International Environmental Co., Ltd........   4,359,000      422,274
     Kingboard Holdings, Ltd............................   6,064,845   16,162,217
     Kingboard Laminates Holdings, Ltd..................   3,531,000    3,232,573
     Kunlun Energy Co., Ltd.............................  26,232,000   24,415,068
     KWG Group Holdings, Ltd............................   9,903,500    9,972,640
*    Labixiaoxin Snacks Group, Ltd......................     309,000       13,084
     Lai Fung Holdings, Ltd.............................     646,588      752,687
     Lee & Man Paper Manufacturing, Ltd.................   5,112,000    2,842,603
     Lee's Pharmaceutical Holdings, Ltd.................      31,500       16,829
     Legend Holdings Corp., Class H.....................   1,170,300    2,572,553
     Leoch International Technology, Ltd................   2,305,000      167,543
     LK Technology Holdings, Ltd........................     885,000       54,623
     Longfor Group Holdings, Ltd........................   7,279,000   30,208,933
     Lonking Holdings, Ltd..............................  16,696,000    4,627,871
#    Maanshan Iron & Steel Co., Ltd., Class H...........  16,036,000    6,065,189
     Maoye International Holdings, Ltd..................   7,177,000      443,470
     Metallurgical Corp. of China, Ltd., Class H........   9,392,000    1,988,276

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES      VALUE>>
                                                              ----------- -----------
CHINA -- (Continued)
     Min Xin Holdings, Ltd...................................     708,418 $   307,009
*    Mingfa Group International Co., Ltd.....................     608,000       4,368
     Minmetals Land, Ltd.....................................  10,281,205   1,452,809
# *  MMG, Ltd................................................   1,656,000     344,749
     MOBI Development Co., Ltd...............................     303,000      33,574
#    Modern Land China Co., Ltd..............................   2,765,200     380,767
*    Nature Home Holding Co., Ltd............................     907,000     156,068
*    New World Department Store China, Ltd...................   3,148,000     498,021
#    Nexteer Automotive Group, Ltd...........................     934,000     870,506
     Nine Dragons Paper Holdings, Ltd........................  11,165,000   9,685,236
# *  North Mining Shares Co., Ltd............................   5,170,000      10,516
     NVC Lighting Holdings, Ltd..............................   5,253,000     751,158
#    Orient Securities Co., Ltd., Class H....................   1,546,000     864,182
     Overseas Chinese Town Asia Holdings, Ltd................   1,014,000     316,874
# *  Ozner Water International Holding, Ltd..................     349,000      66,236
# *  Panda Green Energy Group, Ltd...........................   3,744,000     106,914
     Parkson Retail Group, Ltd...............................   5,855,000     470,239
     PAX Global Technology, Ltd..............................   4,636,000   2,025,761
#    PetroChina Co., Ltd., ADR...............................      62,717   3,024,841
     PetroChina Co., Ltd., Class H........................... 134,278,000  65,482,192
     PICC Property & Casualty Co., Ltd., Class H.............  29,443,000  37,260,655
     Poly Culture Group Corp., Ltd., Class H.................     297,300     221,773
     Poly Property Group Co., Ltd............................  15,255,488   5,510,395
     Postal Savings Bank of China Co., Ltd., Class H.........  26,889,000  17,240,224
     Pou Sheng International Holdings, Ltd...................   4,059,000   1,532,381
     Powerlong Real Estate Holdings, Ltd.....................  11,116,000   7,367,402
     Prosperity International Holdings HK, Ltd...............     416,800       8,206
*    PW Medtech Group, Ltd...................................   1,439,000     227,282
     Qingdao Port International Co., Ltd., Class H...........     427,000     244,877
     Qingling Motors Co., Ltd., Class H......................   5,792,000   1,402,949
#    Qinhuangdao Port Co., Ltd., Class H.....................     209,000      38,938
     Qunxing Paper Holdings Co., Ltd.........................   5,020,071     242,164
*    Real Gold Mining, Ltd...................................   3,137,500     105,305
     Red Star Macalline Group Corp., Ltd., Class H...........   1,093,143     875,872
*    Regal International Airport Group Co., Ltd., Class H....     579,000     381,793
*    REXLot Holdings, Ltd....................................  67,831,618     136,772
     Ronshine China Holdings, Ltd............................   1,277,500   1,426,118
     Sany Heavy Equipment International Holdings Co., Ltd....   4,462,000   2,339,634
#    Seaspan Corp............................................     692,523   7,506,949
# *  Semiconductor Manufacturing International Corp..........   9,987,198  12,686,213
*    Semiconductor Manufacturing International Corp., ADR....     494,406   3,090,037
     Shandong Chenming Paper Holdings, Ltd., Class H.........   2,428,727   1,011,596
     Shandong Xinhua Pharmaceutical Co., Ltd., Class H.......     126,000      58,772
     Shanghai Electric Group Co., Ltd., Class H..............   9,314,000   2,848,937
     Shanghai Industrial Holdings, Ltd.......................   3,640,918   6,777,462
     Shanghai Industrial Urban Development Group, Ltd........  14,914,918   1,861,181
     Shanghai Jin Jiang Capital Co., Ltd., Class H...........  11,256,000   1,677,734
     Shanghai La Chapelle Fashion Co., Ltd., Class H.........      40,200       7,626
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H.....   4,248,900   7,677,411
     Shanghai Prime Machinery Co., Ltd., Class H.............   5,514,000     555,308
     Shengjing Bank Co., Ltd., Class H.......................     463,500     312,183
     Shenguan Holdings Group, Ltd............................   3,610,000     136,009
     Shenzhen International Holdings, Ltd....................   1,277,500   2,597,197
     Shenzhen Investment, Ltd................................  23,686,266   9,322,785
     Shimao Property Holdings, Ltd...........................   8,837,535  29,606,475
     Shougang Concord International Enterprises Co., Ltd.....  52,118,416   2,456,006
     Shougang Fushan Resources Group, Ltd....................  18,090,594   3,732,959
     Shui On Land, Ltd.......................................  27,207,303   5,475,279
# *  Shunfeng International Clean Energy, Ltd................  10,632,000     266,666

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
     Sihuan Pharmaceutical Holdings Group, Ltd............ 12,926,000 $ 1,693,563
# *  Silver Grant International Holdings Group, Ltd.......  6,324,804   1,023,621
*    SINA Corp............................................     70,968   2,810,333
     Sinofert Holdings, Ltd...............................  8,020,000     817,476
# *  Sinolink Worldwide Holdings, Ltd.....................  9,156,508     576,512
     Sino-Ocean Group Holding, Ltd........................ 24,248,602   8,915,026
     Sinopec Engineering Group Co., Ltd., Class H.........  8,263,500   4,720,577
     Sinopec Kantons Holdings, Ltd........................  6,242,000   2,544,637
     Sinopec Shanghai Petrochemical Co., Ltd., Class H....  6,720,000   1,855,992
     Sinotrans, Ltd., Class H............................. 13,437,000   3,950,810
     Sinotruk Hong Kong, Ltd..............................  5,382,835   8,133,830
     Skyworth Group, Ltd.................................. 15,043,083   3,887,310
     SOHO China, Ltd...................................... 15,870,888   5,415,805
     Springland International Holdings, Ltd...............  4,639,000     834,741
*    SPT Energy Group, Inc................................  4,114,000     324,789
*    SRE Group, Ltd....................................... 21,316,285     168,170
     Sun King Power Electronics Group.....................    148,000      20,588
# *  Sunshine 100 China Holdings, Ltd.....................    249,000      44,449
*    Tarena International, Inc., ADR......................      2,806       2,178
*    Taung Gold International, Ltd........................  5,980,000      29,003
     TCL Electronics Holdings, Ltd........................  3,811,666   1,806,531
*    Technovator International, Ltd.......................  1,612,000     131,571
# *  Tenwow International Holdings, Ltd...................  2,993,000      27,234
#    Texhong Textile Group, Ltd...........................  1,447,000   1,461,887
     Tian An China Investment Co., Ltd....................  4,076,000   1,972,832
*    Tian Ge Interactive Holdings, Ltd....................  1,324,000     354,508
     Tiangong International Co., Ltd......................  4,258,000   1,520,456
     Tianjin Port Development Holdings, Ltd............... 14,025,657   1,286,039
#    Tianneng Power International, Ltd....................  3,888,000   2,539,712
     Time Watch Investments, Ltd..........................     92,000      11,397
#    Tomson Group, Ltd....................................  3,384,526     808,417
#    Tongda Group Holdings, Ltd........................... 27,050,000   2,201,534
     Tonly Electronics Holdings, Ltd......................     41,330      30,972
#    Top Spring International Holdings, Ltd...............    146,000      29,937
#    TPV Technology, Ltd..................................  6,166,496   3,016,534
     Trigiant Group, Ltd..................................  2,888,000     503,728
     Trip.com Group Ltd...................................    386,674  12,756,375
     Trony Solar Holdings Co., Ltd........................  8,775,000           0
# *  V1 Group, Ltd........................................  6,098,000     159,380
     Wasion Holdings, Ltd.................................  3,944,000   1,953,857
     Weiqiao Textile Co., Class H.........................  3,068,500     808,695
     West China Cement, Ltd............................... 22,140,000   3,547,585
     Xiamen International Port Co., Ltd., Class H.........  7,392,000   1,036,390
     Xingda International Holdings, Ltd...................  6,577,802   1,833,176
     Xingfa Aluminium Holdings, Ltd.......................    435,000     449,510
     Xinhua Winshare Publishing and Media Co., Ltd.,
       Class H............................................  1,246,000     884,820
*    Xinjiang Xinxin Mining Industry Co., Ltd., Class H...    814,000      51,339
     Xinyuan Real Estate Co., Ltd., ADR...................    164,868     603,417
*    Yanchang Petroleum International, Ltd................ 19,330,000     128,041
     Yanzhou Coal Mining Co., Ltd., Class H............... 13,442,000  13,637,881
     Yip's Chemical Holdings, Ltd.........................    842,000     249,974
# *  Yiren Digital, Ltd., ADR.............................     30,413     196,772
# *  Youyuan International Holdings, Ltd..................  4,485,251     148,822
*    YuanShengTai Dairy Farm, Ltd.........................    363,000      14,323
     Yuexiu Property Co., Ltd............................. 54,304,786  11,961,301
     Yuzhou Properties Co., Ltd........................... 15,981,810   6,751,065
# *  YY, Inc., ADR........................................    202,350  11,501,574
     Zhengzhou Coal Mining Machinery Group Co., Ltd.,
       Class H............................................    614,000     309,689
*    Zhong An Group, Ltd.................................. 13,233,600     397,950

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE>>
                                                        --------- --------------
CHINA -- (Continued)
    Zhuhai Holdings Investment Group, Ltd.............. 1,404,000 $      175,277
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd., Class H............................... 5,695,600      4,181,120
                                                                  --------------
TOTAL CHINA............................................            2,954,888,485
                                                                  --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA................................. 1,738,576      9,207,252
    Banco de Bogota SA.................................     2,143         55,173
    Cementos Argos SA..................................    94,431        213,168
*   Corp. Financiera Colombiana SA.....................    29,831        256,829
    Grupo Argos SA..................................... 1,522,091      8,240,907
    Grupo de Inversiones Suramericana SA............... 1,637,170     16,565,448
    Grupo Nutresa SA...................................   188,247      1,428,004
    Mineros SA.........................................   128,115        127,167
                                                                  --------------
TOTAL COLOMBIA.........................................               36,093,948
                                                                  --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S............................................ 1,646,906     37,566,643
                                                                  --------------
GREECE -- (0.2%)
*   Alpha Bank AE...................................... 4,269,350      9,109,888
    Bank of Greece.....................................    30,279        476,232
*   Ellaktor SA........................................ 1,131,694      2,323,112
*   Eurobank Ergasias SA............................... 4,510,153      4,572,080
    Fourlis Holdings SA................................     8,485         51,122
*   GEK Terna Holding Real Estate Construction SA......    23,827        180,624
    Hellenic Petroleum SA..............................    59,511        565,684
*   Intracom Holdings SA...............................   835,372        876,822
*   Marfin Investment Group Holdings SA................   307,686         36,666
    Mytilineos SA......................................   197,499      2,164,456
*   National Bank of Greece SA......................... 3,551,089     12,043,147
*   Piraeus Bank SA.................................... 1,350,371      4,709,864
                                                                  --------------
TOTAL GREECE...........................................               37,109,697
                                                                  --------------
HUNGARY -- (0.3%)
    MOL Hungarian Oil & Gas P.L.C...................... 3,881,128     38,381,454
    Richter Gedeon Nyrt................................   373,549      6,924,620
                                                                  --------------
TOTAL HUNGARY..........................................               45,306,074
                                                                  --------------
INDIA -- (13.2%)
*   5Paisa Capital, Ltd................................    50,959        120,569
    Aarti Drugs, Ltd...................................    16,087        121,774
    ACC, Ltd...........................................   431,661      9,567,004
    Adani Enterprises, Ltd............................. 1,849,082      5,135,273
    Adani Gas, Ltd..................................... 3,212,862      6,649,138
*   Adani Green Energy, Ltd............................ 2,073,085      2,613,006
*   Adani Power, Ltd................................... 2,362,845      2,194,982
*   Adani Transmissions, Ltd...........................   704,384      2,737,564
*   Aditya Birla Capital, Ltd.......................... 2,879,031      3,333,013
*   Aditya Birla Fashion and Retail, Ltd...............   135,924        407,885
    Advanced Enzyme Technologies, Ltd..................    19,479         50,958
    Alembic, Ltd.......................................   517,596        379,416
*   Allahabad Bank..................................... 1,227,692        457,439
    Allcargo Logistics, Ltd............................   547,693        801,390
    Ambuja Cements, Ltd................................ 5,574,791     15,940,284
*   Amtek Auto, Ltd....................................   941,223         13,685
    Anant Raj, Ltd.....................................   831,469        372,893
*   Andhra Bank........................................ 2,254,186        560,462

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- ------------
INDIA -- (Continued)
    Andhra Sugars, Ltd. (The)..........................     14,835 $     56,083
*   Anveshan Heavy Engineering, Ltd....................     39,212      268,107
    Apar Industries, Ltd...............................    142,440    1,068,109
    Apollo Tyres, Ltd..................................  3,928,454   10,517,800
*   Arvind Fashions, Ltd...............................    374,152    2,387,449
    Arvind, Ltd........................................  1,967,575    1,400,601
    Ashiana Housing, Ltd...............................     51,567       69,549
    Ashok Leyland, Ltd.................................  4,861,241    5,257,591
*   Ashoka Buildcon, Ltd...............................    545,419      793,835
    Astra Microwave Products, Ltd......................    107,891      120,384
    Aurobindo Pharma, Ltd..............................  2,046,747   13,555,982
    Axis Bank, Ltd..................................... 10,161,387  104,675,939
*   Bajaj Hindusthan Sugar, Ltd........................  1,112,982       98,099
    Bajaj Holdings & Investment, Ltd...................    380,917   19,581,304
    Balmer Lawrie & Co., Ltd...........................    550,114    1,532,220
    Balrampur Chini Mills, Ltd.........................  2,573,344    5,906,071
    Banco Products India, Ltd..........................    125,222      205,834
*   Bank of Baroda.....................................  5,846,304    8,005,085
*   Bank of Maharashtra................................    833,430      138,975
    Bannari Amman Sugars, Ltd..........................        295        4,860
    BEML, Ltd..........................................    151,447    2,196,648
    Bharat Electronics, Ltd............................  6,764,167   11,254,411
    Bharat Heavy Electricals, Ltd......................  6,375,133    5,085,235
    Bharti Airtel, Ltd................................. 23,596,310  124,072,367
    Bharti Infratel, Ltd...............................  1,168,143    3,126,093
    Birla Corp., Ltd...................................    205,060    1,645,465
*   Birlasoft, Ltd.....................................  2,115,430    1,996,024
    Bodal Chemicals, Ltd...............................    204,322      219,827
*   Borosil Glass Works, Ltd...........................     12,105       30,024
    Brigade Enterprises, Ltd...........................    442,323    1,285,896
    BSE, Ltd...........................................    119,329      936,083
    Cadila Healthcare, Ltd.............................    379,949    1,346,746
    Can Fin Homes, Ltd.................................    369,568    2,050,961
*   Canara Bank........................................  1,188,894    3,392,853
    Capacit'e Infraprojects, Ltd.......................     41,710      124,555
    Ceat, Ltd..........................................    267,203    3,822,044
    Century Textiles & Industries, Ltd.................     12,794       76,191
*   CG Power and Industrial Solutions, Ltd.............  6,268,121    1,279,650
    Chambal Fertilizers & Chemicals, Ltd...............  1,772,038    4,254,409
    Chennai Super Kings Cricket, Ltd...................  5,080,767       30,222
    Cipla, Ltd.........................................    796,788    5,299,749
    City Union Bank, Ltd...............................  1,583,412    4,731,897
    Cochin Shipyard, Ltd...............................     10,750       59,194
*   Coffee Day Enterprises, Ltd........................    161,329       69,387
    Container Corp. Of India, Ltd......................    403,681    3,343,280
*   Corp. Bank.........................................  1,623,947      371,715
*   Cox & Kings Financial Service, Ltd.................    447,523        3,477
    Cox & Kings, Ltd...................................  1,211,775       29,855
    Cyient, Ltd........................................    124,698      716,293
    DB Corp., Ltd......................................    142,709      291,517
    DCB Bank, Ltd......................................  2,634,274    6,694,006
    DCM Shriram, Ltd...................................    463,732    2,403,303
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....    367,239      550,160
    Delta Corp., Ltd...................................     51,743      151,857
*   Dewan Housing Finance Corp., Ltd...................  1,845,369      452,132
    Dhampur Sugar Mills, Ltd...........................    392,701    1,189,504
    Dilip Buildcon, Ltd................................     90,262      551,094
    Dish TV India, Ltd.................................  2,132,040      377,941
    Dishman Carbogen Amcis, Ltd........................    876,967    1,481,572

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
INDIA -- (Continued)
    DLF, Ltd...........................................  4,766,779 $12,327,915
    Dr Reddy's Laboratories, Ltd., ADR.................    263,337  10,309,644
    Dr Reddy's Laboratories, Ltd.......................    496,386  19,522,552
    eClerx Services, Ltd...............................      6,435      40,704
    Edelweiss Financial Services, Ltd..................  1,533,227   1,992,085
    EID Parry India, Ltd...............................    872,071   2,118,472
    EIH, Ltd...........................................    556,201   1,309,742
    Electrosteel Castings, Ltd.........................    948,259     179,616
    Engineers India, Ltd...............................    207,672     352,953
    Escorts, Ltd.......................................    522,191   4,844,359
    Essel Propack, Ltd.................................    248,087     392,653
    Excel Industries, Ltd..............................      1,169      15,772
    Exide Industries, Ltd..............................    138,123     374,705
*   FDC, Ltd...........................................     70,089     177,695
    Federal Bank, Ltd.................................. 16,787,421  19,817,105
    Finolex Cables, Ltd................................    510,744   2,777,495
    Finolex Industries, Ltd............................    147,420   1,263,472
    Firstsource Solutions, Ltd.........................  2,951,033   2,039,950
*   Fortis Healthcare, Ltd.............................  2,206,119   4,595,672
*   Future Enterprises, Ltd............................  1,724,468     608,881
*   Future Retail, Ltd.................................    134,533     721,643
    GAIL India, Ltd.................................... 15,973,772  31,040,450
    Gateway Distriparks, Ltd...........................    389,211     513,228
    Gati, Ltd..........................................    505,473     427,574
    General Insurance Corp. of India...................    111,280     488,811
*   GFL, Ltd...........................................    386,472     456,595
    GHCL, Ltd..........................................    428,160   1,301,238
    GIC Housing Finance, Ltd...........................    186,804     469,536
    Glenmark Pharmaceuticals, Ltd......................  1,034,146   4,602,997
    GOCL Corp., Ltd....................................      1,597       6,144
    Godfrey Phillips India, Ltd........................     86,612   1,348,076
    Granules India, Ltd................................  2,028,060   3,569,779
    Graphite India, Ltd................................     20,799      83,602
    Grasim Industries, Ltd.............................  2,563,529  27,818,565
    Great Eastern Shipping Co., Ltd. (The).............    735,477   3,103,903
    Greaves Cotton, Ltd................................    340,138     668,505
*   Greenpanel Industries, Ltd.........................     15,060       6,338
    Greenply Industries, Ltd...........................     15,060      33,967
*   GTL Infrastructure, Ltd............................    591,437       3,723
    Gujarat Alkalies & Chemicals, Ltd..................    270,010   1,773,408
    Gujarat Ambuja Exports, Ltd........................    151,662     308,314
*   Gujarat Fluorochemicals, Ltd.......................    386,472   3,607,063
    Gujarat Mineral Development Corp., Ltd.............  1,122,939   1,002,857
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................    568,121   1,744,587
    Gujarat Pipavav Port, Ltd..........................    337,861     410,858
    Gujarat State Fertilizers & Chemicals, Ltd.........  2,160,587   2,442,486
    Gujarat State Petronet, Ltd........................  1,873,209   5,540,377
    HBL Power Systems, Ltd.............................    233,016      55,598
    HCL Technologies, Ltd..............................     79,232   1,291,635
    HEG, Ltd...........................................     12,117     168,606
    HeidelbergCement India, Ltd........................    396,490   1,048,178
    Heritage Foods, Ltd................................      2,017       8,513
    HFCL, Ltd..........................................  8,699,179   2,173,884
    Hikal, Ltd.........................................    308,027     519,163
    HIL, Ltd...........................................     19,693     317,608
    Himadri Speciality Chemical, Ltd...................    203,546     216,406
    Himatsingka Seide, Ltd.............................    357,102     774,816
    Hindalco Industries, Ltd........................... 12,666,284  33,402,865
    Hinduja Global Solutions, Ltd......................     74,046     602,484

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
INDIA -- (Continued)
    Honda SIEL Power Products, Ltd.....................      3,435 $    56,846
*   Housing Development & Infrastructure, Ltd..........  3,370,748      82,966
    HT Media, Ltd......................................    497,087     126,954
    Huhtamaki PPL, Ltd.................................      6,622      23,721
#   ICICI Bank, Ltd., Sponsored ADR....................  6,896,114  89,856,364
    ICICI Bank, Ltd....................................    201,006   1,313,900
*   IDFC First Bank, Ltd............................... 13,982,694   8,790,935
    IDFC, Ltd.......................................... 10,531,418   5,226,672
*   IFCI, Ltd..........................................  8,034,000     831,564
    IIFL Finance, Ltd..................................  2,626,942   4,258,501
*   IIFL Securities, Ltd...............................  2,626,942   1,083,313
    IIFL Wealth Management, Ltd........................    375,277   7,021,034
*   IL&FS Transportation Networks, Ltd.................    248,475       8,054
    India Cements, Ltd. (The)..........................  2,425,845   2,870,065
    India Glycols, Ltd.................................    118,892     380,085
    Indiabulls Housing Finance, Ltd....................  3,780,925  10,905,127
*   Indiabulls Integrated Services, Ltd................     12,975      11,576
*   Indiabulls Real Estate, Ltd........................  2,831,621   2,207,786
*   Indian Bank........................................    746,740   1,399,682
    Indian Hotels Co., Ltd. (The)......................  2,805,510   6,044,742
    Indian Hume Pipe Co., Ltd..........................      2,945      11,155
    Indo Count Industries, Ltd.........................    394,566     257,899
    Indoco Remedies, Ltd...............................     52,819     119,657
    INEOS Styrolution India, Ltd.......................     27,167     256,449
    Infibeam Avenues, Ltd..............................  3,496,915   2,249,911
    Infosys, Ltd.......................................    307,735   2,965,180
    Ingersoll-Rand India, Ltd..........................     53,188     491,328
*   Inox Leisure, Ltd..................................     13,190      67,734
*   Inox Wind, Ltd.....................................     45,583      22,257
    Insecticides India, Ltd............................     13,709     106,769
*   Intellect Design Arena, Ltd........................    369,781     995,870
    ITD Cementation India, Ltd.........................    187,582     151,671
    J Kumar Infraprojects, Ltd.........................    190,104     416,130
    Jagran Prakashan, Ltd..............................    489,592     390,140
    Jai Corp., Ltd.....................................    475,846     602,778
    Jain Irrigation Systems, Ltd.......................  4,545,937     963,993
*   Jaiprakash Associates, Ltd......................... 10,332,949     320,587
*   Jammu & Kashmir Bank, Ltd. (The)...................  2,761,516   1,290,078
*   Jaypee Infratech, Ltd..............................    264,681       4,640
    JB Chemicals & Pharmaceuticals, Ltd................    390,870   1,881,994
    Jindal Poly Films, Ltd.............................    165,567     513,786
    Jindal Saw, Ltd....................................  1,651,001   2,065,089
*   Jindal Stainless Hisar, Ltd........................     10,311       9,991
*   Jindal Stainless, Ltd..............................    222,465     109,101
*   Jindal Steel & Power, Ltd..........................  5,135,208   8,361,457
    JK Cement, Ltd.....................................    205,774   3,259,137
    JK Lakshmi Cement, Ltd.............................    393,615   1,608,031
    JK Paper, Ltd......................................    990,956   1,695,474
    JK Tyre & Industries, Ltd..........................    965,316   1,040,260
    JM Financial, Ltd..................................  3,066,427   3,368,328
    JMC Projects India, Ltd............................    131,140     187,518
    JSW Energy, Ltd....................................  4,719,472   4,522,596
    JSW Steel, Ltd..................................... 12,298,619  39,410,586
    Jubilant Life Sciences, Ltd........................  1,063,345   8,388,915
    Kalpataru Power Transmission, Ltd..................    677,211   4,088,602
    Kalyani Steels, Ltd................................     81,065     220,958
    Karnataka Bank, Ltd. (The).........................  1,926,583   2,119,022
    Karur Vysya Bank, Ltd. (The).......................  3,026,301   2,339,527
    Kaveri Seed Co., Ltd...............................     78,979     584,762

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- -----------
INDIA -- (Continued)
    KCP, Ltd. (The)....................................   226,777 $   216,938
    KEC International, Ltd.............................     4,362      16,595
    Kiri Industries, Ltd...............................   153,049     890,039
    Kirloskar Brothers, Ltd............................    64,949     140,021
    Kirloskar Oil Engines, Ltd.........................   298,653     727,553
    KNR Constructions, Ltd.............................   188,387     623,979
    Kolte-Patil Developers, Ltd........................   175,156     618,103
*   KPIT Engineering, Ltd.............................. 2,056,795   2,652,372
    KPR Mill, Ltd......................................    42,786     391,412
    KRBL, Ltd..........................................   111,386     356,727
    L&T Finance Holdings, Ltd.......................... 6,607,110   8,897,559
    Lakshmi Machine Works, Ltd.........................     1,659      83,711
*   Lakshmi Vilas Bank, Ltd. (The).....................   673,471     145,861
    Larsen & Toubro, Ltd............................... 2,462,784  51,130,908
    Laurus Labs, Ltd...................................    49,400     258,853
    LG Balakrishnan & Bros, Ltd........................    18,860      83,144
    LIC Housing Finance, Ltd........................... 3,381,753  19,766,417
    Linde India, Ltd...................................    60,036     472,412
    LT Foods, Ltd......................................   911,085     335,068
    Lupin, Ltd......................................... 2,433,770  25,532,691
    Magma Fincorp, Ltd.................................   497,745     376,077
    Maharashtra Scooters, Ltd..........................     8,368     542,771
    Maharashtra Seamless, Ltd..........................   191,908     981,562
    Mahindra & Mahindra Financial Services, Ltd........ 2,248,372  11,240,277
    Mahindra & Mahindra, Ltd........................... 6,762,387  57,711,383
*   Mahindra CIE Automotive, Ltd.......................   210,513     443,403
    Mahindra Lifespace Developers, Ltd.................   228,039   1,333,057
    Maithan Alloys, Ltd................................     1,776      11,113
    Majesco, Ltd.......................................    25,234     152,073
    Manappuram Finance, Ltd............................ 6,314,341  15,112,632
    Mangalam Cement, Ltd...............................     7,882      33,959
    Marksans Pharma, Ltd............................... 1,831,757     387,755
    Mastek, Ltd........................................   106,954     516,950
*   Max India, Ltd.....................................   489,573     499,395
    Meghmani Organics, Ltd............................. 1,256,334     921,888
    MOIL, Ltd..........................................   489,040     956,824
    Monte Carlo Fashions, Ltd..........................     5,789      19,255
    Motilal Oswal Financial Services, Ltd..............     4,389      41,122
    Mphasis, Ltd.......................................   501,866   6,711,072
    MPS, Ltd...........................................     3,844      31,865
    MRF, Ltd...........................................    11,030  10,213,697
    Muthoot Finance, Ltd...............................   957,558   9,500,728
    Natco Pharma, Ltd..................................    48,703     406,318
    National Aluminium Co., Ltd........................ 6,907,859   4,406,154
    Nava Bharat Ventures, Ltd..........................   727,554     756,916
    Navin Fluorine International, Ltd..................    19,225     243,857
    NCC, Ltd........................................... 6,207,656   5,054,118
    Neuland Laboratories, Ltd..........................     2,923      20,250
    NIIT, Ltd..........................................   680,678     942,726
    Nilkamal, Ltd......................................    55,563     989,501
    NOCIL, Ltd.........................................   632,672   1,084,205
    Nucleus Software Exports, Ltd......................    25,508     109,063
    Oberoi Realty, Ltd.................................   691,977   4,922,262
*   Odisha Cement, Ltd.................................   284,948   3,250,925
    Omaxe, Ltd.........................................   513,137   1,325,477
    Orient Cement, Ltd.................................   677,726     751,202
*   Oriental Bank of Commerce..........................   975,550     748,726
    Parag Milk Foods, Ltd..............................   137,951     278,458
    PC Jeweller, Ltd................................... 2,397,757   1,080,578

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- ------------
INDIA -- (Continued)
    Persistent Systems, Ltd............................    345,889 $  3,028,062
    Petronet LNG, Ltd..................................  4,844,788   19,522,336
    Phillips Carbon Black, Ltd.........................    545,605      965,842
    Piramal Enterprises, Ltd...........................    810,515   19,211,282
    PNB Housing Finance, Ltd...........................    186,149    1,403,954
    PNC Infratech, Ltd.................................    294,134      699,582
    Polyplex Corp., Ltd................................     99,271      685,322
*   Power Finance Corp., Ltd...........................  8,378,718   12,872,113
    Power Mech Projects, Ltd...........................     24,219      241,416
*   Prabhat Dairy, Ltd.................................     34,355       40,891
    Praj Industries, Ltd...............................    302,518      488,067
    Prakash Industries, Ltd............................    651,250      470,438
    Prestige Estates Projects, Ltd.....................    634,446    2,719,472
*   Procter & Gamble Health, Ltd.......................     55,602    3,652,413
    PTC India Financial Services, Ltd..................  2,646,017      506,642
    PTC India, Ltd.....................................  2,640,832    2,221,940
*   Punjab National Bank...............................  6,045,915    5,554,994
    Puravankara, Ltd...................................    403,433      371,621
*   Quess Corp., Ltd...................................     12,687       92,374
    Quick Heal Technologies, Ltd.......................     60,811      113,048
    Rain Industries Ltd................................    943,456    1,292,718
    Rajesh Exports, Ltd................................    651,703    6,209,458
    Rallis India, Ltd..................................    459,722    1,088,216
    Ramco Industries, Ltd..............................    129,868      334,631
*   Ramco Systems, Ltd.................................     20,610       48,901
    Ramkrishna Forgings, Ltd...........................     30,402      125,335
    Rashtriya Chemicals & Fertilizers, Ltd.............  2,132,885    1,662,411
    Ratnamani Metals & Tubes, Ltd......................      6,971       94,682
    Raymond, Ltd.......................................    419,409    3,420,463
    RBL Bank, Ltd......................................    322,994    1,407,119
    REC, Ltd........................................... 10,109,990   19,888,829
    Redington India, Ltd...............................  2,520,661    4,232,218
    Reliance Capital, Ltd..............................  1,535,582      417,176
*   Reliance Communications, Ltd.......................  8,557,361       78,559
    Reliance Home Finance, Ltd.........................    575,966       38,929
    Reliance Industries, Ltd., GDR.....................     80,641    3,307,142
    Reliance Industries, Ltd........................... 32,191,746  663,853,603
*   Reliance Power, Ltd................................  8,848,791      417,018
    Repco Home Finance, Ltd............................    407,956    1,665,663
    Rico Auto Industries, Ltd..........................     83,478       55,570
    Sadbhav Engineering, Ltd...........................     65,085      126,051
*   Sanghi Industries, Ltd.............................    133,780       86,935
    Sasken Technologies, Ltd...........................     13,807      114,336
    Sequent Scientific, Ltd............................    576,002      616,964
    Seshasayee Paper & Boards, Ltd.....................     59,795      155,012
    Sharda Cropchem, Ltd...............................     28,099      109,435
    Shilpa Medicare, Ltd...............................      4,373       17,762
*   Shipping Corp. of India, Ltd.......................  1,414,133    1,153,083
*   Shree Renuka Sugars, Ltd...........................    334,703       34,200
    Shriram City Union Finance, Ltd....................     27,058      504,114
    Shriram Transport Finance Co., Ltd.................  1,628,869   26,140,883
*   Sintex Plastics Technology, Ltd....................  4,169,920       96,876
    Siyaram Silk Mills, Ltd............................      5,861       20,453
    SML ISUZU, Ltd.....................................     16,035      132,499
    Sobha, Ltd.........................................    771,776    4,608,211
    Solara Active Pharma Sciences, Ltd.................      1,685       10,015
    Somany Ceramics, Ltd...............................     18,040       47,486
*   Somany Home Innovation, Ltd........................    460,561    1,038,602
    South Indian Bank, Ltd. (The)...................... 12,638,266    2,002,038

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- -----------
INDIA -- (Continued)
     Srei Infrastructure Finance, Ltd...................  1,977,233 $   290,509
     SRF, Ltd...........................................    179,330   7,323,834
     Srikalahasthi Pipes, Ltd...........................     77,761     196,515
*    Star Cement, Ltd...................................    104,969     142,693
*    State Bank of India................................ 10,485,506  46,128,753
*    State Bank of India, GDR...........................      4,510     195,283
     Steel Authority of India, Ltd......................  6,824,621   3,534,753
     Strides Pharma Science, Ltd........................    627,099   3,399,307
     Sun Pharmaceutical Industries, Ltd.................  6,604,428  40,465,574
     Sunteck Realty, Ltd................................    287,327   1,667,719
     Surya Roshni, Ltd..................................    126,490     327,810
     Suven Life Sciences, Ltd...........................     10,506      41,794
*    Syndicate Bank.....................................  2,022,974     847,540
     TAKE Solutions, Ltd................................    589,844     933,871
     Tata Chemicals, Ltd................................    772,089   6,849,343
     Tata Global Beverages, Ltd.........................  3,405,074  15,206,125
# *  Tata Motors, Ltd., Sponsored ADR...................    103,766   1,253,493
*    Tata Motors, Ltd................................... 22,788,519  56,381,432
     Tata Steel, Ltd....................................  4,718,754  25,229,404
     Tech Mahindra, Ltd.................................    694,611   7,232,774
*    Techno Electric & Engineering Co., Ltd.............     51,972     195,139
     Tejas Networks, Ltd................................    133,123     139,333
*    Teledata Marine Solutions, Ltd.....................    267,258           0
     Texmaco Rail & Engineering, Ltd....................    527,575     328,796
     Thirumalai Chemicals, Ltd..........................    160,281     183,204
     Thomas Cook India, Ltd.............................     95,989     177,911
*    TI Financial Holdings, Ltd.........................    446,976   2,851,549
     Tide Water Oil Co India, Ltd.......................      2,390     162,515
     Time Technoplast, Ltd..............................  1,180,743   1,048,105
     Tinplate Co. of India, Ltd. (The)..................    292,174     500,274
     Titagarh Wagons, Ltd...............................     87,248      51,363
     Tourism Finance Corp. of India, Ltd................     31,946      36,665
     Transport Corp. of India, Ltd......................    158,123     645,319
     Trident, Ltd.......................................    838,701     729,258
     Triveni Engineering & Industries, Ltd..............    585,582     535,801
     Tube Investments of India, Ltd.....................    429,012   2,417,086
     TV Today Network, Ltd..............................     29,230     131,351
*    TV18 Broadcast, Ltd................................  5,323,448   1,836,644
     TVS Srichakra, Ltd.................................      1,968      51,861
*    UCO Bank...........................................  2,214,591     422,448
     Uflex, Ltd.........................................    369,731   1,081,810
     UltraTech Cement, Ltd..............................      1,599      93,400
     Unichem Laboratories, Ltd..........................    305,397     809,330
*    Union Bank of India................................  2,045,981   1,649,153
*    Unitech, Ltd.......................................  5,935,706      41,699
*    Usha Martin, Ltd...................................    368,127     147,651
*    VA Tech Wabag, Ltd.................................    194,807     542,614
     Vardhman Textiles, Ltd.............................    224,473   2,839,152
     Vedanta, Ltd....................................... 19,995,680  41,775,753
     Vedanta, Ltd., ADR.................................    870,593   7,260,749
     Venky's India, Ltd.................................        538      13,272
     Vindhya Telelinks, Ltd.............................     24,083     307,492
*    Vodafone Idea, Ltd................................. 59,223,257   3,206,279
     Welspun Corp., Ltd.................................  1,014,768   2,111,167
     Welspun Enterprises, Ltd...........................    683,531     837,036
     Welspun India, Ltd.................................  1,895,069   1,507,357
     West Coast Paper Mills, Ltd........................    196,960     651,819
     Wipro, Ltd.........................................  9,733,295  35,725,551
*    Wockhardt, Ltd.....................................    386,261   1,577,165

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES       VALUE>>
                                                            ----------- --------------
INDIA -- (Continued)
    Yes Bank, Ltd..........................................  21,664,798 $   21,424,221
    Zee Entertainment Enterprises, Ltd.....................     158,265        580,552
*   Zee Media Corp., Ltd...................................     165,376         11,988
    Zensar Technologies, Ltd...............................     838,561      2,130,811
                                                                        --------------
TOTAL INDIA................................................              2,318,573,849
                                                                        --------------
INDONESIA -- (2.6%)
    Adaro Energy Tbk PT.................................... 187,362,200     17,468,419
    Adhi Karya Persero Tbk PT..............................  23,818,600      2,120,890
*   Agung Podomoro Land Tbk PT.............................  39,951,000        608,788
*   Alam Sutera Realty Tbk PT.............................. 161,033,000      3,141,946
    Aneka Tambang Tbk......................................  62,969,077      3,988,235
    Asahimas Flat Glass Tbk PT.............................   4,284,000      1,212,579
    Astra Agro Lestari Tbk PT..............................   4,749,367      3,868,355
    Astra Graphia Tbk PT...................................     436,900         30,643
    Astra International Tbk PT.............................  12,792,600      6,327,228
    Astra Otoparts Tbk PT..................................     614,000         55,773
*   Astrindo Nusantara Infrastructure Tbk PT...............  97,379,100        346,851
*   Bakrie and Brothers Tbk PT.............................   5,548,865         19,765
*   Bakrie Telecom Tbk PT.................................. 160,430,200        428,591
*   Bank Bukopin Tbk.......................................  52,476,733        986,227
    Bank Danamon Indonesia Tbk PT..........................  26,483,654      7,922,181
    Bank Mandiri Persero Tbk PT............................ 164,608,762     82,282,819
    Bank Negara Indonesia Persero Tbk PT...................  78,601,041     42,906,924
*   Bank Pan Indonesia Tbk PT..............................  95,169,501      9,109,367
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT...  33,996,300      4,384,742
    Bank Pembangunan Daerah Jawa Timur Tbk PT..............  35,446,400      1,742,658
*   Bank Permata Tbk PT....................................  23,897,700      2,271,848
    Bank Tabungan Negara Persero Tbk PT....................  32,626,327      4,318,183
    Barito Pacific Tbk PT.................................. 140,795,300      9,528,488
    Bekasi Fajar Industrial Estate Tbk PT..................  57,824,000      1,045,556
*   Berlian Laju Tanker Tbk PT............................. 128,161,466        456,513
    BISI International Tbk PT..............................  13,874,700      1,313,815
    Blue Bird Tbk PT.......................................      58,800          9,592
*   Buana Lintas Lautan Tbk PT.............................  25,966,800        349,667
    Bukit Asam Tbk PT......................................  21,964,400      3,517,079
*   Bumi Serpong Damai Tbk PT..............................  66,192,200      6,665,480
*   Centratama Telekomunikasi Indonesia Tbk PT.............   6,763,500         37,566
    Ciputra Development Tbk PT............................. 134,218,078     10,603,932
*   City Retail Developments Tbk PT........................   1,000,000          9,978
    Davomas Abadi Tbk PT...................................  54,906,800              0
*   Delta Dunia Makmur Tbk PT..............................  46,787,500      1,085,740
*   Eagle High Plantations Tbk PT.......................... 107,980,800        938,693
    Elnusa Tbk PT..........................................  43,585,900        974,704
*   Energi Mega Persada Tbk PT.............................  11,397,301         46,257
    Erajaya Swasembada Tbk PT..............................  17,913,100      2,244,429
*   Gajah Tunggal Tbk PT...................................  24,067,400      1,096,865
*   Garuda Indonesia Persero Tbk PT........................  43,242,781      1,817,453
*   Global Mediacom Tbk PT................................. 104,154,500      2,774,724
*   Hanson International Tbk PT............................  42,319,300        271,309
    Harum Energy Tbk PT....................................   8,010,700        770,349
    Hexindo Adiperkasa Tbk PT..............................     721,744        179,462
    Indah Kiat Pulp & Paper Corp. Tbk PT...................  34,951,100     18,092,678
    Indika Energy Tbk PT...................................  20,659,400      1,889,657
    Indo Tambangraya Megah Tbk PT..........................   4,738,700      4,487,407
    Indofood Sukses Makmur Tbk PT..........................  56,262,700     30,832,148
    Indomobil Sukses Internasional Tbk PT..................   1,420,400        143,169
    Indo-Rama Synthetics Tbk PT............................     180,100         47,104
    Intiland Development Tbk PT............................  83,771,200      1,909,708

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES      VALUE>>
                                                             ----------- ------------
INDONESIA -- (Continued)
    Japfa Comfeed Indonesia Tbk PT..........................  45,223,450 $  5,539,783
    Jaya Real Property Tbk PT...............................  97,402,600    4,614,207
*   Kawasan Industri Jababeka Tbk PT........................ 251,760,356    5,774,007
    KMI Wire & Cable Tbk PT.................................  17,411,200      707,033
*   Krakatau Steel Persero Tbk PT...........................   6,180,600      152,272
*   Lippo Cikarang Tbk PT...................................  17,827,810    1,650,387
*   Lippo Karawaci Tbk PT................................... 528,967,962    8,891,321
    Malindo Feedmill Tbk PT.................................  12,834,600    1,014,849
*   Medco Energi Internasional Tbk PT.......................  95,042,766    4,465,341
    Media Nusantara Citra Tbk PT............................  54,623,600    5,114,685
    Metrodata Electronics Tbk PT............................   7,850,850      906,140
*   MNC Investama Tbk PT.................................... 273,745,600    1,422,844
*   Modernland Realty Tbk PT................................  91,471,600    1,472,320
*   Multipolar Tbk PT.......................................  27,388,500      167,718
    Pabrik Kertas Tjiwi Kimia Tbk PT........................   3,267,400    2,459,518
    Pan Brothers Tbk PT.....................................  39,095,850    2,075,688
*   Panin Financial Tbk PT.................................. 164,691,300    3,402,858
*   Paninvest Tbk PT........................................  22,576,100    1,912,314
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT...  45,915,584    4,419,860
    PP Persero Tbk PT.......................................  37,451,500    4,737,002
    PP Properti Tbk PT......................................  50,037,200      352,815
    Puradelta Lestari Tbk PT................................  10,323,700      222,031
    Ramayana Lestari Sentosa Tbk PT.........................  19,739,900    1,645,184
*   Salim Ivomas Pratama Tbk PT.............................  38,537,200      965,742
*   Sampoerna Agro PT.......................................  11,297,341    1,852,323
    Selamat Sempurna Tbk PT.................................  10,299,400    1,082,006
    Semen Indonesia Persero Tbk PT..........................  19,595,300   17,672,716
*   Sentul City Tbk PT...................................... 224,782,000    1,872,437
*   Siloam International Hospitals Tbk PT...................   1,777,400      911,566
    Sinar Mas Agro Resources & Technology Tbk PT............   7,504,000    2,054,527
    Sri Rejeki Isman Tbk PT................................. 153,345,200    3,102,148
    Summarecon Agung Tbk PT.................................  13,047,800    1,050,062
*   Surya Esa Perkasa Tbk PT................................  13,264,400      289,097
    Surya Semesta Internusa Tbk PT..........................  57,211,300    3,138,500
    Suryainti Permata Tbk PT................................  17,378,000            0
    Tempo Scan Pacific Tbk PT...............................   1,055,200      106,363
*   Tiga Pilar Sejahtera Food Tbk...........................  41,727,122       93,639
    Timah Tbk PT............................................  38,903,660    2,466,615
    Tiphone Mobile Indonesia Tbk PT.........................   7,827,700      187,401
*   Trada Alam Minera Tbk PT................................ 188,544,700    1,449,728
    Trias Sentosa Tbk PT....................................     336,500        9,250
    Truba Alam Manuggal Engineering PT...................... 129,244,500            0
    Tunas Baru Lampung Tbk PT...............................  27,804,300    1,861,653
    Tunas Ridean Tbk PT.....................................  34,967,000    2,465,850
    Ultrajaya Milk Industry & Trading Co. Tbk PT............  12,849,500    1,391,837
    Unggul Indah Cahaya Tbk PT..............................     288,335       77,955
    United Tractors Tbk PT..................................  18,752,200   28,944,576
*   Vale Indonesia Tbk PT...................................  24,812,400    6,551,298
*   Visi Media Asia Tbk PT..................................   9,660,200       55,616
    Waskita Beton Precast Tbk PT............................ 117,802,200    2,784,774
    Waskita Karya Persero Tbk PT............................  40,094,700    4,439,874
    Wijaya Karya Bangunan Gedung Tbk PT.....................   5,539,100      123,008
    Wijaya Karya Beton Tbk PT...............................  37,851,600    1,261,680
    Wijaya Karya Persero Tbk PT.............................  36,890,500    5,202,770
*   XL Axiata Tbk PT........................................  38,768,400    9,780,429
                                                                         ------------
TOTAL INDONESIA.............................................              465,048,151
                                                                         ------------
MALAYSIA -- (2.7%)
#   Aeon Co. M Bhd..........................................   2,076,100      823,687

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- -----------
MALAYSIA -- (Continued)
     AFFIN Bank Bhd..................................... 10,088,818 $ 4,681,127
     AirAsia Group Bhd.................................. 19,842,400   9,059,327
# *  AirAsia X Bhd......................................  1,246,100      50,587
     Alliance Bank Malaysia Bhd......................... 14,280,200   9,827,590
     Allianz Malaysia Bhd...............................     67,900     224,307
     AMMB Holdings Bhd.................................. 20,899,962  19,935,728
     Ann Joo Resources Bhd..............................  1,885,800     504,659
     APM Automotive Holdings Bhd........................    627,900     306,376
     Batu Kawan Bhd.....................................  1,942,150   7,248,504
*    Benalec Holdings Bhd...............................    608,300      22,529
*    Berjaya Assets Bhd.................................    604,700      42,661
# *  Berjaya Corp. Bhd.................................. 37,813,178   2,169,509
     Berjaya Food Bhd...................................    121,800      43,393
# *  Berjaya Land Bhd................................... 11,373,900     543,310
     BIMB Holdings Bhd..................................  1,075,907   1,093,957
     Boustead Holdings Bhd.............................. 10,375,591   2,480,202
#    Boustead Plantations Bhd...........................  3,159,100     458,465
*    Bumi Armada Bhd.................................... 29,247,800   3,142,068
     Cahya Mata Sarawak Bhd.............................  1,024,200     592,430
     Can-One Bhd........................................    401,400     316,545
#    CB Industrial Product Holding Bhd..................  1,722,100     329,413
     Chin Teck Plantations BHD..........................    309,100     467,920
     CIMB Group Holdings Bhd............................ 57,878,866  72,639,175
     CJ Century Logistics Holdings Bhd, Class B.........     71,300       6,306
*    Coastal Contracts Bhd..............................  1,641,500     447,437
     CSC Steel Holdings Bhd.............................  1,691,556     398,628
     Cypark Resources Bhd...............................    712,750     238,479
     Dagang NeXchange Bhd...............................    909,800      60,784
*    Dayang Enterprise Holdings Bhd.....................  4,404,200   2,049,230
     DRB-Hicom Bhd......................................  8,791,500   5,313,737
#    Eastern & Oriental Bhd............................. 10,757,013   1,672,150
*    Eco World Development Group Bhd....................  4,587,800     712,932
#    Ekovest BHD........................................ 13,316,200   2,430,155
     Engtex Group Bhd...................................    775,500     112,195
     Evergreen Fibreboard Bhd...........................  4,916,389     357,879
     FAR East Holdings BHD..............................    954,560     606,127
# *  FGV Holdings Bhd................................... 20,345,100   5,345,656
#    Gabungan AQRS Bhd..................................  3,335,674   1,027,223
     Gadang Holdings Bhd................................  6,172,100   1,010,939
     Gamuda Bhd......................................... 14,210,500  12,706,959
     Genting Bhd........................................ 19,798,200  27,501,891
     Genting Malaysia Bhd............................... 20,382,500  15,633,121
#    George Kent Malaysia Bhd...........................  3,751,700     922,639
     Glomac Bhd.........................................  4,194,990     361,429
     GuocoLand Malaysia Bhd.............................  2,074,000     329,857
     HAP Seng Consolidated Bhd..........................  3,153,582   7,531,187
     Hap Seng Plantations Holdings Bhd..................  2,463,600     861,834
# *  Hengyuan Refining Co. Bhd..........................  1,165,800   1,193,371
     HeveaBoard Bhd.....................................  2,287,600     303,154
#    Hiap Teck Venture Bhd..............................  9,625,500     459,248
     Hong Leong Financial Group Bhd.....................  2,955,834  12,318,539
     Hong Leong Industries Bhd..........................    219,800     567,767
     IGB Bhd............................................  2,788,907   1,833,377
     IJM Corp. Bhd...................................... 26,544,118  13,647,482
     Insas Bhd..........................................  4,512,900     922,081
#    IOI Properties Group Bhd...........................  9,852,425   2,448,964
*    Iris Corp. Bhd..................................... 12,339,000     428,169
# *  Iskandar Waterfront City Bhd.......................  3,662,100     756,152
# *  JAKS Resources Bhd.................................  5,963,200   1,509,380

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES     VALUE>>
                                                             ---------- -----------
MALAYSIA -- (Continued)
     Jaya Tiasa Holdings Bhd................................  4,837,933 $   624,658
# *  JCY International Bhd..................................  2,485,000     127,515
     Keck Seng Malaysia Bhd.................................  2,403,800   2,562,036
     Kenanga Investment Bank Bhd............................  1,524,187     174,825
     Kimlun Corp. Bhd.......................................    939,923     278,375
# *  KNM Group Bhd.......................................... 21,831,390   2,369,175
*    Kretam Holdings Bhd....................................  1,746,600     152,966
# *  KSL Holdings Bhd.......................................  7,184,151   1,323,498
     Kumpulan Fima BHD......................................  1,225,100     469,026
     Kumpulan Perangsang Selangor Bhd.......................  1,007,827     173,576
     Land & General Bhd..................................... 26,295,120     911,415
*    Landmarks Bhd..........................................  2,050,108     230,649
     LBS Bina Group Bhd.....................................  8,363,380     989,767
*    Lion Industries Corp. Bhd..............................  1,775,800     163,157
     Lotte Chemical Titan Holding Bhd.......................    856,500     507,903
     Magnum Bhd.............................................  6,044,000   4,046,983
#    Mah Sing Group Bhd..................................... 13,994,362   2,543,906
     Malayan Banking Bhd.................................... 15,182,071  31,220,896
     Malayan Flour Mills Bhd................................  6,139,275   1,033,033
     Malaysia Airports Holdings Bhd.........................    513,454     971,812
#    Malaysia Building Society Bhd.......................... 16,279,491   3,406,312
*    Malaysia Marine and Heavy Engineering Holdings Bhd.....  1,946,000     400,290
*    Malaysian Bulk Carriers Bhd............................  2,766,525     436,144
     Malaysian Pacific Industries Bhd.......................    205,275     525,680
#    Malaysian Resources Corp. Bhd.......................... 23,313,100   4,121,495
     Malton Bhd.............................................  3,261,900     386,047
     Matrix Concepts Holdings Bhd...........................    767,000     346,771
     MBM Resources BHD......................................  1,506,103   1,479,184
*    Media Prima Bhd........................................  7,118,500     620,741
#    Mega First Corp. Bhd...................................  1,879,400   1,987,161
     MISC Bhd............................................... 10,762,304  21,436,333
     Mitrajaya Holdings Bhd.................................    496,730      33,246
     MKH Bhd................................................  4,248,978   1,290,023
#    MMC Corp. Bhd.......................................... 10,524,780   2,538,775
# *  MNRB Holdings Bhd......................................  4,865,959   1,336,778
*    MPHB Capital Bhd.......................................    178,400      45,632
     Muda Holdings Bhd......................................  1,409,900     528,731
*    Mudajaya Group Bhd.....................................  2,979,495     255,951
     Muhibbah Engineering M Bhd.............................  4,181,800   2,387,194
*    Mulpha International Bhd...............................  1,714,760     815,989
*    OCK Group Bhd..........................................    108,300      16,135
     Oriental Holdings BHD..................................  3,248,579   5,052,128
#    OSK Holdings Bhd....................................... 11,109,206   2,536,932
     Panasonic Manufacturing Malaysia Bhd...................    192,180   1,733,250
     Pantech Group Holdings Bhd.............................  4,490,772     536,822
     Paramount Corp. Bhd....................................  2,502,255     753,873
# *  Parkson Holdings Bhd...................................  2,076,328     109,171
     Petron Malaysia Refining & Marketing Bhd...............    247,800     299,778
#    Pos Malaysia Bhd.......................................  1,980,500     728,220
     PPB Group Bhd..........................................  3,987,739  17,251,311
     RHB Bank Bhd........................................... 13,050,800  17,952,669
*    Rimbunan Sawit Bhd.....................................  4,155,300     133,762
     Sapura Energy Bhd...................................... 41,531,800   2,629,648
#    Sarawak Oil Palms Bhd..................................    677,967     381,310
     Selangor Dredging Bhd..................................    102,100      15,016
     Shangri-La Hotels Malaysia Bhd.........................    482,100     577,164
     SHL Consolidated Bhd...................................     39,700      21,769
     Sime Darby Bhd......................................... 21,342,300  11,572,021
#    Sime Darby Property Bhd................................  7,330,900   1,271,127

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES     VALUE>>
                                                            ---------- ------------
MALAYSIA -- (Continued)
     SP Setia Bhd Group....................................  9,325,073 $  2,697,266
     Star Media Group Bhd..................................  1,230,600      141,066
*    Sumatec Resources Bhd.................................  2,855,100        3,426
     Sunway Bhd............................................ 15,583,886    6,334,778
     Suria Capital Holdings Bhd............................    989,280      331,187
#    Ta Ann Holdings Bhd...................................  2,520,926    1,440,253
     TA Enterprise Bhd..................................... 16,372,200    2,388,974
     TA Global Bhd......................................... 14,296,380      804,368
     Tan Chong Motor Holdings Bhd..........................  2,887,900      924,944
*    TDM Bhd...............................................  3,610,384      150,840
     Thong Guan Industries Bhd.............................    114,200       79,153
     TIME dotCom Bhd.......................................  2,187,880    4,773,842
#    Tropicana Corp. Bhd...................................  7,418,210    1,464,254
#    TSH Resources Bhd.....................................     95,400       20,489
     Tune Protect Group Bhd................................  1,884,900      270,214
     UEM Edgenta Bhd.......................................  1,204,400      919,367
# *  UEM Sunrise Bhd....................................... 17,441,545    2,854,686
     United Malacca Bhd....................................    941,000    1,148,710
#    UOA Development Bhd...................................  9,059,800    4,332,200
*    Velesto Energy Bhd.................................... 18,279,427    1,550,311
*    Vivocom International Holdings Bhd....................  3,725,667       13,374
# *  Vizione Holdings Bhd..................................  1,845,771      374,722
     VS Industry Bhd....................................... 16,271,100    5,439,602
*    Wah Seong Corp. Bhd...................................  2,647,583      702,700
*    WCT Holdings Bhd...................................... 11,747,518    2,515,012
     WTK Holdings Bhd......................................  2,829,450      324,182
     Yinson Holdings Bhd...................................    351,300      580,217
*    YNH Property Bhd......................................  3,990,250    2,461,839
     YTL Corp. Bhd......................................... 58,039,011   12,068,309
                                                                       ------------
TOTAL MALAYSIA.............................................             476,965,966
                                                                       ------------
MEXICO -- (2.9%)
#    ALEATICA S.A.B. de C.V................................     43,335       45,055
     Alfa S.A.B. de C.V., Class A.......................... 32,619,943   28,386,549
     Alpek S.A.B. de C.V...................................  4,147,508    4,482,452
#    Arca Continental S.A.B. de C.V........................  1,890,810   10,568,445
     Banco del Bajio SA....................................  1,350,498    2,181,971
     Becle S.A.B. de C.V...................................  1,071,090    1,844,681
*    Bio Pappel S.A.B. de C.V..............................    355,296      413,725
#    Cemex S.A.B. de C.V................................... 10,957,380    4,118,309
     Cemex S.A.B. de C.V., Sponsored ADR...................  8,408,053   31,698,358
#    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR.........    108,685    5,975,501
     Coca-Cola Femsa S.A.B. de C.V.........................  1,067,320    5,872,438
     Consorcio ARA S.A.B. de C.V...........................  7,503,047    1,408,052
*    Corp Interamericana de Entretenimiento S.A.B. de
       C.V., Class B.......................................  1,487,738    1,127,221
     Corp. Actinver S.A.B. de C.V..........................    105,133       63,534
     Corpovael S.A. de C.V.................................        800          375
     Credito Real S.A.B. de C.V. SOFOM ER..................  1,437,906    1,780,517
     Cydsa S.A.B. de C.V...................................      5,874        7,939
     Dine S.A.B. de C.V....................................  1,027,267      541,496
     El Puerto de Liverpool S.A.B. de C.V..................    808,217    4,117,867
     Fomento Economico Mexicano S.A.B. de C.V., Sponsored
       ADR.................................................    400,494   35,651,976
# *  Genomma Lab Internacional S.A.B. de C.V., Class B.....  1,430,400    1,513,198
     Gentera S.A.B. de C.V.................................  1,760,597    1,738,952
*    Grupo Aeromexico S.A.B. de C.V........................  1,738,079    1,347,166
     Grupo Carso S.A.B. de C.V.............................  5,260,251   17,555,590
     Grupo Cementos de Chihuahua S.A.B. de C.V.............  1,642,764    9,147,010
     Grupo Comercial Chedraui S.A. de C.V..................  3,286,983    4,601,588
#    Grupo Elektra S.A.B. de C.V...........................    242,069   17,585,914

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- ------------
MEXICO -- (Continued)
*    Grupo Famsa S.A.B. de C.V., Class A................  1,482,879 $    417,039
     Grupo Financiero Banorte S.A.B. de C.V............. 16,395,384   89,645,546
     Grupo Financiero Inbursa S.A.B. de C.V............. 14,644,588   18,217,711
*    Grupo Gigante S.A.B. de C.V., Series *.............    471,076      861,266
     Grupo Herdez S.A.B. de C.V.........................    912,855    1,859,735
     Grupo Industrial Saltillo S.A.B. de C.V............  1,363,406    1,699,606
     Grupo KUO S.A.B. de C.V., Class B..................  2,034,528    5,261,756
     Grupo Lala S.A.B. de C.V...........................    132,381      130,272
     Grupo Mexico S.A.B. de C.V., Class B............... 36,963,456   97,594,361
*    Grupo Pochteca S.A.B. de C.V.......................     67,810       24,464
*    Grupo Posadas S.A.B. de C.V........................    328,713      649,343
*    Grupo Qumma S.A. de C.V., Class B..................      5,301            0
#    Grupo Rotoplas S.A.B. de C.V.......................    152,319      142,607
     Grupo Sanborns S.A.B. de C.V.......................  1,389,018    1,660,771
# *  Grupo Simec S.A.B. de C.V., Class B................    900,318    2,831,557
*    Grupo Sports World S.A.B. de C.V...................    293,561      273,165
     Grupo Televisa S.A.B., Sponsored ADR...............    680,759    7,522,387
#    Grupo Televisa S.A.B...............................  2,275,514    5,028,571
# *  Hoteles City Express S.A.B. de C.V.................    416,003      357,906
     Industrias Bachoco S.A.B. de C.V., Sponsored ADR...     28,895    1,555,707
     Industrias Bachoco S.A.B. de C.V., Class B.........  1,510,624    6,791,192
# *  Industrias CH S.A.B. de C.V., Class B..............  1,910,788    8,240,531
#    Industrias Penoles S.A.B. de C.V...................    526,545    6,270,967
# *  La Comer S.A.B. de C.V.............................  4,997,412    6,757,086
     Medica Sur S.A.B. de C.V., Class B.................      1,000        1,118
# *  Minera Frisco S.A.B. de C.V........................  3,406,833      731,433
# *  Minera Frisco S.A.B. de C.V., Class A1.............  5,704,431    1,206,926
     Nemak S.A.B. de C.V................................  3,726,648    1,588,569
#    Orbia Advance Corp. S.A.B. de C.V.................. 10,420,543   22,556,671
#    Organizacion Cultiba S.A.B. de C.V.................    157,421       96,033
#    Organizacion Soriana S.A.B. de C.V., Class B....... 14,044,491   18,077,176
#    Promotora y Operadora de Infraestructura S.A.B. de
       C.V..............................................    392,258    3,626,192
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V., Class L....................................      3,563       22,967
     Qualitas Controladora S.A.B. de C.V................    556,408    2,406,237
#    TV Azteca S.A.B. de C.V............................  9,670,999      417,276
     Unifin Financiera S.A.B. de C.V....................    485,048      824,530
#    Vitro S.A.B. de C.V., Class A......................  1,461,897    3,226,030
                                                                    ------------
TOTAL MEXICO............................................             512,350,583
                                                                    ------------
PHILIPPINES -- (1.2%)
     ACR Mining Corp....................................    105,455        6,975
     Alliance Global Group, Inc......................... 35,285,606    7,973,533
     Alsons Consolidated Resources, Inc................. 15,464,000      393,231
*    Altus San Nicolas Corp.............................    612,198       62,493
*    Apex Mining Co., Inc...............................  2,248,000       50,111
*    Atlas Consolidated Mining & Development Corp.......  5,118,500      256,581
     Ayala Corp.........................................     22,320      377,905
     Bank of the Philippine Islands.....................  3,699,833    7,068,459
     BDO Unibank, Inc................................... 13,255,159   40,434,939
     Belle Corp.........................................  4,041,000      158,431
     Cebu Air, Inc......................................  2,517,020    4,578,833
*    CEMEX Holdings Philippines, Inc.................... 19,033,000      941,369
     Century Properties Group, Inc...................... 25,977,400      306,519
     China Banking Corp.................................  1,022,232      507,655
     Cosco Capital, Inc................................. 17,830,500    2,425,146
     DMCI Holdings, Inc.................................  5,892,200      951,955
*    East West Banking Corp.............................  5,244,900    1,299,875
     EEI Corp...........................................  2,496,900      504,154
*    Emperador, Inc.....................................  1,340,900      184,964

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE>>
                                                         ----------- ------------
PHILIPPINES -- (Continued)
*    Empire East Land Holdings, Inc.....................   6,599,000 $     63,738
*    Export & Industry Bank, Inc., Class A..............      14,950            0
     Filinvest Development Corp.........................     460,900      120,084
     Filinvest Land, Inc................................ 126,939,031    3,999,214
     First Philippine Holdings Corp.....................   3,706,780    5,763,205
*    Global Ferronickel Holdings, Inc...................  12,908,176      477,887
     GT Capital Holdings, Inc...........................     462,867    8,147,514
     Integrated Micro-Electronics, Inc..................   2,190,100      341,304
     JG Summit Holdings, Inc............................  14,367,440   21,564,538
     Lopez Holdings Corp................................  25,248,500    2,145,834
     LT Group, Inc......................................  16,650,900    4,377,147
     Megaworld Corp..................................... 112,087,300   10,661,692
     Metro Retail Stores Group, Inc.....................   1,545,000       73,962
     Metropolitan Bank & Trust Co.......................  11,421,818   15,204,843
     Mondragon International Philippines, Inc...........   2,464,000            0
     Nickel Asia Corp...................................  17,158,940    1,354,716
     Pepsi-Cola Products Philippines, Inc...............   1,602,000       53,606
     Petron Corp........................................  23,723,900    2,341,422
*    Philex Mining Corp.................................   4,679,000      325,785
*    Philippine National Bank...........................   5,129,185    4,537,038
*    Philippine National Construction Corp..............     398,900        7,224
     Philippine Savings Bank............................   1,808,903    2,053,493
     Philippine Townships, Inc..........................     226,200            0
     Philtown Properties, Inc...........................       6,701            0
     Phoenix Petroleum Philippines, Inc.................   1,527,700      331,071
     Pilipinas Shell Petroleum Corp.....................     208,030      139,360
     Premium Leisure Corp...............................   7,012,000       92,523
     RFM Corp...........................................     976,000      103,605
     Rizal Commercial Banking Corp......................   6,249,906    3,163,675
     Robinsons Land Corp................................  31,739,208   15,906,998
     Robinsons Retail Holdings, Inc.....................     365,130      545,908
     San Miguel Corp....................................   6,141,346   20,214,853
     San Miguel Food and Beverage, Inc..................     199,250      361,374
     Security Bank Corp.................................   2,013,444    7,899,906
     SSI Group, Inc.....................................   8,404,000      427,160
     STI Education Systems Holdings, Inc................  13,050,000      174,866
*    Top Frontier Investment Holdings, Inc..............     628,532    2,854,071
     Union Bank Of Philippines..........................   4,357,469    5,163,893
     Vista Land & Lifescapes, Inc.......................  60,277,368    9,133,339
                                                                     ------------
TOTAL PHILIPPINES.......................................              218,609,976
                                                                     ------------
POLAND -- (1.2%)
*    AB SA..............................................         528        2,774
     Agora SA...........................................     447,173    1,183,107
*    Alior Bank SA......................................     503,993    3,560,703
     Alumetal SA........................................       6,054       55,193
     Amica SA...........................................       6,556      200,454
     Asseco Poland SA...................................   1,078,323   14,499,573
     Bank Handlowy w Warszawie SA.......................      61,088      815,638
*    Bank Millennium SA.................................   4,008,734    6,453,232
*    Boryszew SA........................................     273,031      307,460
# *  Ciech SA...........................................     148,017    1,256,775
     Cognor SA..........................................     156,283       62,353
#    Cyfrowy Polsat SA..................................     813,860    5,903,302
#    Develia SA.........................................   1,411,591      905,013
*    Enea SA............................................   2,465,557    5,448,398
     Firma Oponiarska Debica SA.........................      46,346      970,185
*    Getin Noble Bank SA................................     948,327       74,197
*    Grupa Azoty SA.....................................     236,563    2,173,919

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- ------------
POLAND -- (Continued)
     Grupa Kety SA......................................     40,538 $  3,252,911
     Grupa Lotos SA.....................................    964,918   24,096,964
#    Jastrzebska Spolka Weglowa SA......................    175,136      889,887
     Kernel Holding SA..................................    484,032    5,380,719
# *  KGHM Polska Miedz SA...............................  1,320,698   28,954,499
#    Lubelski Wegiel Bogdanka SA........................     52,381      496,541
*    mBank SA...........................................     33,165    3,315,883
*    Netia SA...........................................  1,843,303    2,220,800
*    PGE Polska Grupa Energetyczna SA...................  5,750,529   12,330,047
     PKP Cargo SA.......................................    109,382      687,518
*    Polnord SA.........................................      5,709        4,529
#    Polski Koncern Naftowy Orlen S.A...................  2,725,484   74,523,157
     Powszechna Kasa Oszczednosci Bank Polski SA........    867,303    8,659,927
     Stalexport Autostrady SA...........................    189,773      152,180
     Stalprodukt SA.....................................      3,659      218,557
# *  Tauron Polska Energia SA........................... 10,092,693    4,368,154
                                                                    ------------
TOTAL POLAND............................................             213,424,549
                                                                    ------------
RUSSIA -- (2.4%)
*    AFI Development P.L.C., GDR........................     16,827        5,032
     Etalon Group P.L.C., GDR...........................    102,930      183,215
     Gazprom PJSC, Sponsored ADR........................ 21,147,557  169,536,708
     Gazprom PJSC, Sponsored ADR........................     71,596      573,663
     Lukoil PJSC, Sponsored ADR.........................  2,373,113  218,689,539
     Magnitogorsk Iron & Steel Works PJSC, GDR..........    571,113    4,190,867
     Rosneft Oil Co. PJSC, GDR..........................  3,096,453   20,504,712
     RusHydro PJSC, ADR.................................  6,491,833    4,867,239
     TMK PJSC, GDR......................................     11,656       37,649
     VTB Bank PJSC, GDR.................................  5,662,356    7,525,271
                                                                    ------------
TOTAL RUSSIA............................................             426,113,895
                                                                    ------------
SOUTH AFRICA -- (6.5%)
     Absa Group, Ltd....................................  8,433,507   86,494,711
     Adcorp Holdings, Ltd...............................    973,614      881,952
     Advtech, Ltd.......................................     33,682       25,009
     AECI, Ltd..........................................  1,746,562   11,280,278
     African Oxygen, Ltd................................    160,532      223,136
# *  African Phoenix Investments, Ltd...................  9,747,006      490,309
     African Rainbow Minerals, Ltd......................  1,901,837   19,053,943
     Alexander Forbes Group Holdings, Ltd...............  6,755,195    2,313,427
#    Allied Electronics Corp., Ltd., Class A............    128,358      215,293
     Alviva Holdings, Ltd...............................  1,047,636    1,005,499
     Anglo American Platinum, Ltd.......................    131,219    9,800,662
     AngloGold Ashanti, Ltd.............................  1,674,325   37,033,221
#    AngloGold Ashanti, Ltd., Sponsored ADR.............  3,295,420   72,762,874
*    ArcelorMittal South Africa, Ltd....................  2,595,706      302,273
*    Ascendis Health, Ltd...............................    171,417       42,676
*    Aspen Pharmacare Holdings, Ltd.....................  1,864,971   13,019,166
     Assore, Ltd........................................    103,905    1,750,129
     Astral Foods, Ltd..................................    134,124    1,428,814
*    Aveng, Ltd......................................... 62,681,244       82,964
     Barloworld, Ltd....................................  3,699,104   29,463,271
     Bidvest Group, Ltd. (The)..........................     36,392      496,781
# *  Blue Label Telecoms, Ltd...........................  3,509,665      642,137
# *  Brait SE...........................................  2,542,891    2,877,694
     Caxton and CTP Publishers and Printers, Ltd........  2,615,850    1,261,071
#    DataTec, Ltd.......................................  4,436,813   10,590,713
#    Discovery, Ltd.....................................    545,525    4,342,684

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- ------------
SOUTH AFRICA -- (Continued)
#    DRDGOLD, Ltd.......................................  4,367,625 $  2,227,950
*    enX Group, Ltd.....................................    391,330      271,740
*    EOH Holdings, Ltd..................................    478,148      494,384
     Evraz Highveld Steel And Vanad.....................    120,337            0
     Exxaro Resources, Ltd..............................  2,312,114   18,902,859
     Gold Fields, Ltd...................................  2,145,643   13,325,263
     Gold Fields, Ltd., Sponsored ADR................... 12,618,767   77,983,980
*    Grindrod Shipping Holdings, Ltd....................    143,208      935,355
     Grindrod, Ltd......................................  6,549,843    2,098,210
*    Harmony Gold Mining Co., Ltd.......................  1,531,893    5,325,698
     Hudaco Industries, Ltd.............................    170,254    1,229,608
     Hulamin, Ltd.......................................    675,094      103,733
# *  Impala Platinum Holdings, Ltd......................  4,975,459   34,255,862
     Imperial Logistics, Ltd............................  2,361,036    8,860,337
     Investec, Ltd......................................  2,689,641   15,282,834
     Invicta Holdings, Ltd..............................     93,463      126,710
*    JCI, Ltd........................................... 10,677,339            0
     KAP Industrial Holdings, Ltd....................... 10,115,632    3,112,158
     Kumba Iron Ore, Ltd................................    234,131    5,704,835
     Lewis Group, Ltd...................................  1,506,908    2,797,901
     Liberty Holdings, Ltd..............................  1,761,494   13,566,007
     Life Healthcare Group Holdings, Ltd................  3,214,508    5,076,641
*    Long4Life, Ltd.....................................  1,383,403      385,422
#    Massmart Holdings, Ltd.............................     32,201       91,349
     Merafe Resources, Ltd.............................. 22,960,524    1,367,407
     Metair Investments, Ltd............................  1,678,681    2,730,729
#    Momentum Metropolitan Holdings..................... 15,466,407   20,654,859
     Motus Holdings Ltd.................................    261,398    1,238,362
     Mpact, Ltd.........................................  2,819,214    2,893,454
#    MTN Group, Ltd..................................... 21,170,577  131,037,009
     Murray & Roberts Holdings, Ltd.....................  6,948,515    5,157,377
*    Nampak, Ltd........................................  5,668,041    3,015,993
     Nedbank Group, Ltd.................................  4,066,563   61,690,935
     Novus Holdings, Ltd................................    266,993       47,566
     Oceana Group, Ltd..................................    102,651      453,851
     Old Mutual, Ltd.................................... 19,934,379   25,923,355
#    Omnia Holdings, Ltd................................  1,827,067    3,131,757
     Peregrine Holdings, Ltd............................  1,594,063    1,965,007
     Pioneer Foods Group, Ltd...........................     43,462      309,290
*    PPC, Ltd........................................... 10,395,993    2,651,067
     Raubex Group, Ltd..................................  2,197,731    2,837,348
     RCL Foods, Ltd.....................................    159,113       99,398
     Reunert, Ltd.......................................  1,312,134    6,204,910
     Rhodes Food Group Pty, Ltd.........................     23,326       23,825
*    Royal Bafokeng Platinum, Ltd.......................    599,428    1,741,703
     Sanlam, Ltd........................................     39,807      209,498
#    Sappi, Ltd.........................................  7,587,257   19,483,628
#    Sasol, Ltd.........................................  2,811,885   50,975,773
#    Sasol, Ltd., Sponsored ADR.........................  1,500,496   27,158,977
*    Sibanye Gold, Ltd.................................. 10,746,595   20,748,390
# *  Sibanye Gold, Ltd., Sponsored ADR..................  2,769,125   21,183,802
     Standard Bank Group, Ltd........................... 14,127,822  162,190,870
# *  Steinhoff International Holdings NV................ 23,998,309    1,557,389
*    Super Group, Ltd...................................  4,990,058    9,325,542
#    Telkom SA SOC, Ltd.................................  4,891,875   22,362,955
*    Tongaat Hulett, Ltd................................  1,558,340    1,021,757
# *  Trencor, Ltd.......................................  1,646,638    3,276,637
     Truworths International, Ltd.......................    371,087    1,315,233
     Tsogo Sun Gaming, Ltd..............................  2,917,390    2,399,226

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE>>
                                                           --------- --------------
SOUTH AFRICA -- (Continued)
     Wilson Bayly Holmes-Ovcon, Ltd.......................   639,963 $    5,985,276
                                                                     --------------
TOTAL SOUTH AFRICA........................................            1,144,409,678
                                                                     --------------
SOUTH KOREA -- (15.2%)
#    Aekyung Petrochemical Co., Ltd.......................   182,088      1,188,246
     AJ Networks Co., Ltd.................................    71,995        256,255
*    AJ Rent A Car Co., Ltd...............................   151,627      1,438,056
# *  Ajin Industrial Co., Ltd.............................   256,326        607,311
     AK Holdings, Inc.....................................    34,689        931,215
     ALUKO Co., Ltd.......................................    13,515         26,909
#    Asia Cement Co., Ltd.................................    21,037      1,514,179
#    ASIA Holdings Co., Ltd...............................    14,861      1,435,647
     Asia Paper Manufacturing Co., Ltd....................    68,754      1,721,667
#    AUK Corp.............................................   336,608        602,206
#    Austem Co., Ltd......................................   277,694        505,394
     Avaco Co., Ltd.......................................    48,579        234,118
     BGF Co., Ltd.........................................   279,547      1,379,760
     Bixolon Co., Ltd.....................................    32,698        150,595
# *  Bluecom Co., Ltd.....................................    78,495        204,811
     BNK Financial Group, Inc............................. 3,259,549     19,467,253
#    Bookook Securities Co., Ltd..........................    37,783        703,909
     Busan City Gas Co., Ltd..............................     2,705         84,253
     BYC Co., Ltd.........................................       752        152,797
#    Byucksan Corp........................................   365,587        614,233
#    Capro Corp...........................................   411,463      1,197,558
     Castec Korea Co., Ltd................................    17,797         42,225
     Chinyang Holdings Corp...............................    94,392        204,832
#    Chokwang Paint, Ltd..................................    70,821        366,006
     Chosun Refractories Co., Ltd.........................    10,371        780,045
     CJ CheilJedang Corp..................................    46,116      9,064,021
     CJ Corp..............................................   183,869     12,996,382
     CJ Hello Co., Ltd....................................   384,653      2,015,440
     CKD Bio Corp.........................................     5,937        157,763
     Cosmax BTI, Inc......................................    38,218        474,848
     CROWNHAITAI Holdings Co., Ltd........................    49,193        434,810
     D.I Corp.............................................   228,706        601,366
#    Dae Dong Industrial Co., Ltd.........................   187,650        977,773
     Dae Han Flour Mills Co., Ltd.........................    14,604      1,926,845
#    Dae Hyun Co., Ltd....................................   327,178        709,913
     Dae Won Kang Up Co., Ltd.............................   372,120      1,141,916
# *  Dae Young Packaging Co., Ltd.........................   775,890        717,145
#    Daechang Co., Ltd....................................   656,070        682,391
     Daechang Forging Co., Ltd............................     5,125        126,198
     Daeduck Electronics Co...............................   499,842      4,585,808
     Daegu Department Store...............................    27,329        130,516
#    Daehan Steel Co., Ltd................................   159,982        839,996
#    Dae-Il Corp..........................................   219,602        439,196
     Daekyo Co., Ltd......................................   167,652        886,459
     Daelim B&Co Co., Ltd.................................    17,858         60,484
# *  Daelim C&S Co., Ltd..................................    18,758        117,744
     Daelim Industrial Co., Ltd...........................   379,313     29,483,795
     Daeryuk Can Co., Ltd.................................     2,323          8,465
     Daesang Corp.........................................   340,317      6,267,249
     Daesang Holdings Co., Ltd............................   173,368        988,079
     Daewon San Up Co., Ltd...............................    61,406        289,037
*    Daewoo Engineering & Construction Co., Ltd........... 2,199,502      8,201,997
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd....   319,791      7,712,364
*    Dahaam E-Tec Co., Ltd................................     3,535         90,999
     Daishin Securities Co., Ltd..........................   529,478      5,659,444

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- -----------
SOUTH KOREA -- (Continued)
#    Daou Data Corp.....................................   150,274 $ 1,027,443
#    Daou Technology, Inc...............................   421,529   6,550,726
*    Dayou Automotive Seat Technology Co., Ltd..........   117,031      85,990
*    Dayou Plus Co., Ltd................................    51,812      34,285
     DB Financial Investment Co., Ltd...................   406,881   1,474,368
     DB Insurance Co., Ltd..............................   237,039  10,276,969
     DCM Corp...........................................     2,483      26,002
#    Development Advance Solution Co., Ltd..............   103,030     481,403
     DGB Financial Group, Inc........................... 1,741,870  10,515,799
     DI Dong Il Corp....................................    18,078   1,120,519
#    Display Tech Co., Ltd..............................    39,062     124,368
     DMS Co., Ltd.......................................   194,581     929,728
     Dong A Eltek Co., Ltd..............................    90,795     595,148
     Dong Ah Tire & Rubber Co., Ltd.....................     5,165      55,038
     Dong-A Socio Holdings Co., Ltd.....................     5,512     438,521
#    Dongbang Transport Logistics Co., Ltd..............   302,271     418,758
#    Dongbu Corp........................................    34,416     252,766
#    Dongil Industries Co., Ltd.........................    18,784     922,958
#    Dongkuk Industries Co., Ltd........................   429,695     898,009
*    Dongkuk Steel Mill Co., Ltd........................   934,023   4,706,990
     DONGSUNG Corp......................................   153,164     703,257
     Dongwha Enterprise Co., Ltd........................    30,406     478,542
     Dongwha Pharm Co., Ltd.............................    38,141     256,527
     Dongwon Development Co., Ltd.......................   501,265   1,896,239
     Dongwon Industries Co., Ltd........................    11,825   2,172,547
#    Dongwoo Farm To Table Co., Ltd.....................    14,971      48,407
#    Dongyang E&P, Inc..................................    37,218     383,536
     Doosan Bobcat, Inc.................................   317,473   8,559,893
     Doosan Co., Ltd....................................    83,669   5,584,228
# *  Doosan Fuel Cell Co., Ltd..........................   279,793   1,856,548
*    Doosan Heavy Industries & Construction Co., Ltd.... 1,682,930   8,874,357
# *  Doosan Infracore Co., Ltd.......................... 2,287,035  11,090,779
*    Doosan Solus Co., Ltd..............................   154,224   2,359,517
     DRB Holding Co., Ltd...............................    92,203     432,295
#    DTR Automotive Corp................................    50,162   1,291,844
     DY Corp............................................   211,585     870,067
     DY POWER Corp......................................    12,717     103,012
#    e Tec E&C, Ltd.....................................    10,866     644,262
     Eagon Holdings Co., Ltd............................   152,564     348,648
#    Eagon Industrial, Ltd..............................   105,000     690,212
#    Easy Bio, Inc......................................   632,489   2,877,967
*    Elentec Co., Ltd...................................    10,799      63,914
#    e-LITECOM Co., Ltd.................................    83,424     362,059
     E-MART, Inc........................................   220,938  21,133,530
     EM-Tech Co., Ltd...................................    16,538     119,158
     Eugene Corp........................................   701,878   2,801,629
     Eugene Investment & Securities Co., Ltd............ 1,063,815   1,875,225
*    Eusu Holdings Co., Ltd.............................    66,914     408,662
#    EVERDIGM Corp......................................    36,984     146,028
     Farmsco............................................    20,256      83,395
# *  FarmStory Co., Ltd.................................   590,007     521,157
     Fursys, Inc........................................    26,751     714,305
#    Gaon Cable Co., Ltd................................    27,003     421,651
     Geumhwa PSC Co., Ltd...............................       490      12,344
#    GMB Korea Corp.....................................   105,900     469,111
#    Golfzon Newdin Holdings Co., Ltd...................   284,194     928,671
     GS Engineering & Construction Corp.................   762,970  20,200,189
#    GS Global Corp.....................................   686,274   1,370,681
     GS Holdings Corp...................................   742,689  31,651,320

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
SOUTH KOREA -- (Continued)
     GS Home Shopping, Inc..............................     3,079 $    393,611
     Gwangju Shinsegae Co., Ltd.........................     6,906    1,004,662
     Haitai Confectionery & Foods Co., Ltd..............     6,605       42,509
# *  Halla Corp.........................................   263,583      714,538
     Halla Holdings Corp................................   108,428    3,881,940
     Hana Financial Group, Inc.......................... 4,142,831  119,945,481
#    Hana Micron, Inc...................................   204,560      972,704
     Handsome Co., Ltd..................................   155,508    3,897,085
     Hanil Cement Co., Ltd..............................    24,093    2,028,859
#    Hanil Holdings Co., Ltd............................    20,065      824,268
*    Hanjin Heavy Industries & Construction Co., Ltd....     3,714       13,902
*    Hanjin Heavy Industries & Construction Holdings
       Co., Ltd.........................................   106,288      244,837
#    Hanjin Transportation Co., Ltd.....................   114,780    3,039,245
     Hankook Tire & Technology Co., Ltd.................   870,542   23,213,092
#    Hankuk Paper Manufacturing Co., Ltd................    37,207      572,161
     Hanshin Construction...............................    85,445    1,124,729
# *  Hansol Holdings Co., Ltd...........................   534,942    1,822,186
#    Hansol HomeDeco Co., Ltd...........................   903,558      919,465
     Hansol Paper Co., Ltd..............................   253,221    3,186,496
*    Hansol Technics Co., Ltd...........................   236,482    1,511,951
*    Hanwha Aerospace Co., Ltd..........................   316,832   10,291,710
     Hanwha Chemical Corp...............................   990,855   13,864,307
     Hanwha Corp........................................   492,421   10,038,741
#    Hanwha Galleria Timeworld Co., Ltd.................     5,778       94,258
     Hanwha General Insurance Co., Ltd..................   715,462    1,715,964
*    Hanwha Investment & Securities Co., Ltd............ 1,384,418    2,378,007
     Hanwha Life Insurance Co., Ltd..................... 5,064,596    9,692,167
     Hanyang Eng Co., Ltd...............................   153,087    1,522,382
#    Hanyang Securities Co., Ltd........................    94,928      601,176
#    Harim Holdings Co., Ltd............................   240,657    1,859,038
     HDC Holdings Co., Ltd..............................   479,831    4,875,849
     HDC Hyundai Engineering Plastics Co., Ltd..........   126,055      482,705
# *  Heung-A Shipping Co., Ltd.......................... 1,069,493      331,956
# *  Heungkuk Fire & Marine Insurance Co., Ltd..........   152,112      407,895
#    Hitejinro Holdings Co., Ltd........................   108,637    1,256,186
     HJ Magnolia Yongpyong Hotel & Resort Corp..........     3,065       16,956
#    HS R&A Co., Ltd....................................   501,663      824,303
# *  HSD Engine Co., Ltd................................    77,848      265,697
# *  Humax Co., Ltd.....................................   178,892      766,091
# *  Huneed Technologies................................    48,132      287,171
     Huons Global Co., Ltd..............................     2,701       70,077
     Husteel Co., Ltd...................................    16,188      141,606
     Huvis Corp.........................................   195,376      972,018
#    Hwa Shin Co., Ltd..................................   252,051      787,610
#    Hwacheon Machine Tool Co., Ltd.....................    14,514      479,296
#    Hwangkum Steel & Technology Co., Ltd...............   109,361      700,575
     HwaSung Industrial Co., Ltd........................   114,076    1,171,715
     Hy-Lok Corp........................................    56,746      833,608
*    Hyosung Advanced Materials Corp....................     2,061      193,772
     Hyosung Chemical Corp..............................     1,451      206,069
     Hyosung Corp.......................................    46,230    3,283,889
     Hyosung TNC Co., Ltd...............................     2,944      405,686
#    Hyundai BNG Steel Co., Ltd.........................   131,432    1,033,081
#    Hyundai Construction Equipment Co., Ltd............   158,474    3,789,626
#    Hyundai Corp Holdings, Inc.........................    66,299      678,082
     Hyundai Corp.......................................    67,140    1,016,739
     Hyundai Department Store Co., Ltd..................   169,029   10,731,776
# *  Hyundai Electric & Energy System Co., Ltd..........    20,968      192,826
     Hyundai Engineering & Construction Co., Ltd........   748,661   27,582,954

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
SOUTH KOREA -- (Continued)
     Hyundai Greenfood Co., Ltd.........................   470,907 $  4,532,902
     Hyundai Heavy Industries Holdings Co., Ltd.........   106,901   31,306,390
     Hyundai Home Shopping Network Corp.................    71,770    5,212,951
     Hyundai Hy Communications & Networks Co., Ltd......   455,420    1,444,458
     Hyundai Livart Furniture Co., Ltd..................   108,058    1,306,241
     Hyundai Marine & Fire Insurance Co., Ltd...........   532,930   11,573,512
     Hyundai Mipo Dockyard Co., Ltd.....................   246,851    9,205,468
     Hyundai Mobis Co., Ltd.............................   498,393  101,639,052
     Hyundai Motor Co...................................   973,740  101,993,772
#    Hyundai Motor Securities Co., Ltd..................   226,462    1,917,375
     Hyundai Steel Co...................................   883,215   24,054,271
     Hyundai Wia Corp...................................   147,108    6,464,700
#    IDIS Holdings Co., Ltd.............................    42,253      471,872
# *  Iljin Electric Co., Ltd............................   225,995      596,629
     Iljin Holdings Co., Ltd............................    96,040      381,262
#    Ilshin Spinning Co., Ltd...........................    17,521    1,069,170
#    Ilsung Pharmaceuticals Co., Ltd....................     9,045      673,389
     iMarketKorea, Inc..................................   140,405    1,310,896
     Industrial Bank of Korea........................... 3,510,063   35,547,709
     INITECH Co., Ltd...................................    31,597      143,935
     Interpark Holdings Corp............................   521,486    1,075,039
     INTOPS Co., Ltd....................................   180,510    2,129,598
#    Inzi Controls Co., Ltd.............................   127,016      539,123
#    INZI Display Co., Ltd..............................   244,705      445,929
# *  Iones Co., Ltd.....................................    83,897      423,708
     IS Dongseo Co., Ltd................................    80,628    2,213,283
#    ISC Co., Ltd.......................................   101,681      916,201
     ISU Chemical Co., Ltd..............................   123,705    1,137,891
#    Jahwa Electronics Co., Ltd.........................   123,074    1,130,203
     JB Financial Group Co., Ltd........................ 1,744,618    8,005,227
#    Kangnam Jevisco Co., Ltd...........................    40,521      767,344
#    KAON Media Co., Ltd................................    41,369      313,353
     KB Financial Group, Inc............................ 2,389,892   86,034,693
#    KB Financial Group, Inc., ADR...................... 3,004,853  107,333,349
*    KB Metal Co., Ltd..................................    33,213       42,744
# *  KBI Dongkook Industrial Co., Ltd...................   554,473      351,579
     KC Co., Ltd........................................    98,742    1,183,316
#    KC Green Holdings Co., Ltd.........................    90,159      350,332
     KCC Corp...........................................    52,124   10,117,172
#    KCC Engineering & Construction Co., Ltd............    60,568      329,070
     KCTC...............................................     3,399        8,187
# *  KEC Corp........................................... 1,024,927      877,365
#    Keyang Electric Machinery Co., Ltd.................   240,839      576,357
#    KG Chemical Corp...................................   108,512    1,005,416
     KG Eco Technology Service Co., Ltd.................   390,900    1,020,034
     KGMobilians Co., Ltd...............................   142,461      704,311
     Kia Motors Corp.................................... 2,283,957   83,472,594
     KISCO Corp.........................................   226,367      900,971
#    KISCO Holdings Co., Ltd............................    67,525      771,662
#    Kishin Corp........................................   102,382      319,701
     KISWIRE, Ltd.......................................    93,397    1,750,074
#    KIWOOM Securities Co., Ltd.........................   139,599    8,279,145
     KMH Co., Ltd.......................................    98,465      430,202
*    Kodaco Co., Ltd....................................   291,772      412,849
     Kolmar Korea Holdings Co., Ltd.....................     6,570      123,356
     Kolon Corp.........................................    55,393      823,823
# *  Kolon Global Corp..................................    41,349      356,213
     Kolon Industries, Inc..............................   241,214    9,765,142
#    Komelon Corp.......................................    33,167      230,044

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES     VALUE>>
                                                            --------- -----------
SOUTH KOREA -- (Continued)
#    Kook Soon Dang Brewery Co., Ltd.......................   104,742 $   273,423
#    Korea Alcohol Industrial Co., Ltd.....................   160,870   1,145,966
     Korea Asset In Trust Co., Ltd.........................   213,033     623,725
#    Korea Autoglass Corp..................................    85,083   1,229,844
# *  Korea Circuit Co., Ltd................................   128,219   1,146,019
     Korea Electric Terminal Co., Ltd......................    39,228   1,553,509
     Korea Export Packaging Industrial Co., Ltd............     4,498      71,589
*    Korea Flange Co., Ltd.................................   303,789     611,015
     Korea Investment Holdings Co., Ltd....................   588,410  34,183,373
# *  Korea Line Corp.......................................   122,678   2,337,552
#    Korea Petrochemical Ind Co., Ltd......................    44,475   4,540,572
#    Korea Petroleum Industries Co.........................     1,552     140,746
     Korea Real Estate Investment & Trust Co., Ltd......... 1,033,318   1,961,184
# *  Korea Shipbuilding & Offshore Engineering Co., Ltd....   305,328  31,910,596
     Korean Air Lines Co., Ltd.............................   646,595  13,839,446
     Korean Reinsurance Co................................. 1,161,069   7,910,597
#    Kortek Corp...........................................   140,429   1,491,346
#    KPX Chemical Co., Ltd.................................    23,581   1,092,243
     KSS LINE, Ltd.........................................   143,029     883,772
     KT Skylife Co., Ltd...................................   210,439   1,572,265
#    KT Submarine Co., Ltd.................................    22,384      55,804
# *  KTB Investment & Securities Co., Ltd..................   683,672   1,356,200
#    KTCS Corp.............................................   361,725     642,212
     Ktis Corp.............................................   218,841     416,471
#    Kukdo Chemical Co., Ltd...............................    32,561   1,324,532
#    Kukdong Oil & Chemicals Co., Ltd......................    26,930      78,680
     Kumho Petrochemical Co., Ltd..........................    21,657   1,296,696
*    Kumho Tire Co., Inc...................................   709,889   2,578,622
#    Kumkang Kind Co., Ltd.................................    96,105     322,050
     Kwang Dong Pharmaceutical Co., Ltd....................    10,073      59,347
#    Kyeryong Construction Industrial Co., Ltd.............    51,442     959,697
     Kyobo Securities Co., Ltd.............................   260,323   2,028,615
#    Kyungbang Co., Ltd....................................   148,629   1,278,663
#    LEADCORP, Inc. (The)..................................   243,359   1,175,741
# *  Lee Ku Industrial Co., Ltd............................   102,941     140,535
     LF Corp...............................................   301,648   5,089,067
     LG Corp...............................................   734,433  43,784,351
# *  LG Display Co., Ltd., ADR............................. 4,040,861  23,679,445
# *  LG Display Co., Ltd................................... 1,617,796  18,963,861
     LG Electronics, Inc................................... 1,586,480  90,919,942
     LG Hausys, Ltd........................................    75,439   3,856,464
     LG International Corp.................................   388,953   5,184,927
     LG Uplus Corp......................................... 1,518,489  17,542,577
     LOT Vacuum Co., Ltd...................................    94,495     687,818
     Lotte Chemical Corp...................................   248,224  48,292,946
     Lotte Chilsung Beverage Co., Ltd......................    17,313   2,039,316
     Lotte Confectionery Co., Ltd..........................        54       6,472
#    Lotte Corp............................................   181,491   5,681,248
     LOTTE Fine Chemical Co., Ltd..........................   189,527   7,186,134
     Lotte Food Co., Ltd...................................     1,592     589,973
     LOTTE Himart Co., Ltd.................................   124,016   3,225,154
# *  Lotte Non-Life Insurance Co., Ltd.....................   786,612   1,492,746
     Lotte Shopping Co., Ltd...............................   132,706  14,183,901
     LS Corp...............................................   220,103   9,164,751
*    Lumens Co., Ltd.......................................   440,737     801,803
# *  LVMC Holdings.........................................   173,671     665,885
     Maeil Holdings Co., Ltd...............................    11,288     109,061
#    MegaStudy Co., Ltd....................................    45,332     494,952
     Meritz Financial Group, Inc...........................   252,710   2,700,936

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
SOUTH KOREA -- (Continued)
     Meritz Fire & Marine Insurance Co., Ltd............    25,770 $    408,982
#    Meritz Securities Co., Ltd......................... 4,323,556   16,714,741
#    Mi Chang Oil Industrial Co., Ltd...................     6,722      459,958
     Mirae Asset Daewoo Co., Ltd........................ 3,234,272   19,829,102
     Mirae Asset Life Insurance Co., Ltd................   824,037    2,834,864
#    MK Electron Co., Ltd...............................   223,969    1,499,330
# *  MNTech Co., Ltd....................................   200,438      535,020
#    Mobase Co., Ltd....................................   159,085      617,322
     Moorim P&P Co., Ltd................................   367,245    1,404,476
#    Moorim Paper Co., Ltd..............................   304,607      678,869
#    Motonic Corp.......................................   100,277      722,571
#    Muhak Co., Ltd.....................................    80,921      627,368
     Namyang Dairy Products Co., Ltd....................     4,565    1,847,781
# *  NEOWIZ HOLDINGS Corp...............................    69,016      881,137
     Nexen Corp.........................................   254,005    1,295,900
     Nexen Tire Corp....................................   431,360    3,466,619
     NH Investment & Securities Co., Ltd................ 2,219,404   23,014,427
*    NHN Corp...........................................    75,471    3,739,366
#    Nong Shim Holdings Co., Ltd........................    23,662    1,756,241
     NongShim Co., Ltd..................................    27,913    5,810,432
#    NOROO Paint & Coatings Co., Ltd....................   112,734      725,594
#    NPC................................................   116,690      399,515
     NS Shopping Co., Ltd...............................    76,038      635,917
#    OCI Co., Ltd.......................................   163,710    8,821,406
#    Opto Device Technology Co., Ltd....................    58,130      251,443
     Orange Life Insurance, Ltd.........................   204,831    4,924,665
     Orion Holdings Corp................................   231,238    3,139,440
#    Paik Kwang Industrial Co., Ltd.....................   245,212      525,049
# *  Pan Ocean Co., Ltd................................. 2,596,515    9,787,133
     Pang Rim Co., Ltd..................................    29,400       50,809
     Pan-Pacific Co., Ltd...............................   106,975      254,551
#    Poongsan Corp......................................   283,517    4,889,698
#    Poongsan Holdings Corp.............................    58,093    1,665,812
     POSCO, Sponsored ADR............................... 1,491,065   66,963,729
     POSCO..............................................   780,313  141,584,307
#    POSCO Coated & Color Steel Co., Ltd................    32,979      508,374
     Posco International Corp...........................   706,315   11,038,848
#    Protec Co., Ltd....................................    36,184      555,240
#    PS TEC Co., Ltd....................................    29,909       96,243
#    Pyeong Hwa Automotive Co., Ltd.....................   124,616    1,067,985
     S&T Dynamics Co., Ltd..............................   296,345    1,516,889
#    S&T Holdings Co., Ltd..............................    95,898    1,298,406
     S&T Motiv Co., Ltd.................................    79,753    3,114,456
     Sajo Industries Co., Ltd...........................    29,168      976,703
#    Sam Young Electronics Co., Ltd.....................   149,642    1,122,709
#    Sambo Corrugated Board Co., Ltd....................    34,495      243,185
#    Sambo Motors Co., Ltd..............................   155,069      793,279
#    Samho Development Co., Ltd.........................   211,521      806,961
     Samho International Co., Ltd.......................     6,643      116,850
     SAMHWA Paints Industrial Co., Ltd..................   102,236      450,747
#    Samick Musical Instruments Co., Ltd................   741,885    1,115,492
#    Samji Electronics Co., Ltd.........................    13,939      123,463
#    Samjin LND Co., Ltd................................    92,054      164,345
#    Samkee Automotive Co., Ltd.........................   104,071      225,922
     Samkwang Glass Co., Ltd............................     2,678       67,540
     Sammok S-Form Co., Ltd.............................    68,208      545,324
*    SAMPYO Cement Co., Ltd.............................   389,126    1,104,598
     Samsung C&T Corp...................................   484,961   41,527,701
#    Samsung Card Co., Ltd..............................   354,399   10,222,889

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
SOUTH KOREA -- (Continued)
     Samsung Fire & Marine Insurance Co., Ltd...........    89,937 $ 16,730,408
*    Samsung Heavy Industries Co., Ltd.................. 2,839,246   17,629,433
     Samsung Life Insurance Co., Ltd....................   888,531   53,958,185
     Samsung Securities Co., Ltd........................   752,104   21,667,766
#    SAMT Co., Ltd......................................   655,192    1,229,225
#    Samyang Corp.......................................    46,188    1,917,274
     Samyang Holdings Corp..............................    54,683    2,976,452
#    Samyang Tongsang Co., Ltd..........................    21,663    1,109,634
#    SAVEZONE I&C Corp..................................    88,830      257,514
*    SBS Media Holdings Co., Ltd........................   460,406      777,079
     Seah Besteel Corp..................................   195,837    2,694,604
     SeAH Holdings Corp.................................    11,475      799,368
     SeAH Steel Corp....................................    20,386    1,090,400
#    SeAH Steel Holdings Corp...........................    22,152      899,325
     Sebang Co., Ltd....................................   153,120    1,481,993
     Sebang Global Battery Co., Ltd.....................   108,589    3,552,181
     Sebo Manufacturing Engineer Corp...................    39,565      285,904
#    Sejong Industrial Co., Ltd.........................   170,152      625,051
# *  Sejoong Co., Ltd...................................    74,223      194,338
# *  Sekonix Co., Ltd...................................   133,734      796,228
#    S-Energy Co., Ltd..................................    40,484      131,649
#    Seohan Co., Ltd....................................   711,491      778,105
#    Seohee Construction Co., Ltd....................... 2,314,254    2,264,625
     SEOWONINTECH Co., Ltd..............................    16,998       89,077
#    Seoyon Co., Ltd....................................   131,812      369,239
     Seoyon E-Hwa Co., Ltd..............................   106,036      513,037
     Sewon Precision Industry Co., Ltd..................     1,457       10,131
# *  SG&G Corp..........................................   278,159      464,097
#    Shindaeyang Paper Co., Ltd.........................    24,721    1,329,522
     Shinhan Financial Group Co., Ltd................... 3,372,386  122,873,150
#    Shinhan Financial Group Co., Ltd., ADR............. 1,421,545   51,303,558
#    Shinsegae Engineering & Construction Co., Ltd......    17,280      361,758
#    Shinsegae Food Co., Ltd............................     1,939      118,992
     Shinsegae Information & Communication Co., Ltd.....     3,229      299,776
     Shinsegae, Inc.....................................    89,509   18,140,057
#    Shinyoung Securities Co., Ltd......................    47,277    2,245,000
# *  Signetics Corp.....................................   767,275      714,123
#    Silla Co., Ltd.....................................    65,610      684,261
     SIMMTECH Co., Ltd..................................   163,474    1,331,587
     Simmtech Holding Co., Ltd..........................     3,959        5,391
#    SIMPAC, Inc........................................   161,002      452,338
     Sindoh Co., Ltd....................................    65,637    2,159,715
     SK Chemicals Co., Ltd..............................    11,524      466,869
     SK Discovery Co., Ltd..............................   170,208    3,279,698
#    SK Gas, Ltd........................................    56,981    4,109,811
#    SK Holdings Co., Ltd...............................    42,795    9,494,255
     SK Innovation Co., Ltd.............................   588,817   80,571,077
     SK Networks Co., Ltd............................... 1,964,986    9,801,195
#    SK Securities Co., Ltd............................. 2,864,051    1,474,886
#    SKC Co., Ltd.......................................   288,658   11,009,793
     SL Corp............................................   155,126    2,796,556
# *  Ssangyong Motor Co.................................   435,582      855,236
#    Sun Kwang Co., Ltd.................................    34,217      460,790
     Sunchang Corp......................................    54,825      204,641
#    Sung Kwang Bend Co., Ltd...........................   156,885    1,332,831
*    Sungchang Enterprise Holdings, Ltd.................   312,130      460,489
#    Sungdo Engineering & Construction Co., Ltd.........   144,501      574,128
#    Sungshin Cement Co., Ltd...........................   301,673    2,066,732
     Sungwoo Hitech Co., Ltd............................   836,496    2,486,835

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE>>
                                                         ---------- --------------
SOUTH KOREA -- (Continued)
#    Sunjin Co., Ltd....................................     36,614 $      302,437
#    Tae Kyung Industrial Co., Ltd......................    152,886        724,935
     Taekwang Industrial Co., Ltd.......................      5,366      5,059,476
*    Taewoong Co., Ltd..................................    114,080      1,061,495
#    Taeyoung Engineering & Construction Co., Ltd.......    596,159      6,645,520
# *  TBH Global Co., Ltd................................    197,666        482,235
# *  Thinkware Systems Corp.............................     79,394        521,146
# *  TK Chemical Corp...................................    667,266      1,573,658
#    TK Corp............................................    120,940      1,042,117
     Tongyang Life Insurance Co., Ltd...................    592,249      1,865,092
*    Tongyang pile, Inc.................................      7,975         24,634
     Tongyang, Inc......................................    337,746        416,186
#    Top Engineering Co., Ltd...........................    180,980      1,377,843
#    Tovis Co., Ltd.....................................    164,140      1,042,099
#    TS Corp............................................     59,060        937,347
# *  T'way Holdings, Inc................................     79,534        117,017
#    UIL Co., Ltd.......................................     82,914        364,786
     Uju Electronics Co., Ltd...........................     61,425        422,601
     Unid Co., Ltd......................................     77,797      3,115,733
     Viatron Technologies, Inc..........................      2,049         16,577
#    Visang Education, Inc..............................     52,293        369,192
# *  WillBes & Co. (The)................................    622,892        740,203
*    Wonik Holdings Co., Ltd............................    498,142      1,918,066
*    Woongjin Co., Ltd..................................    243,455        325,953
# *  Woongjin Energy Co., Ltd...........................    118,888         70,048
*    Woongjin Thinkbig Co., Ltd.........................    295,597        675,410
# *  Woori Financial Group, Inc., Sponsored ADR.........     20,284        606,897
     Woori Financial Group, Inc.........................  5,838,122     58,858,908
     Wooshin Systems Co., Ltd...........................      7,622         29,061
# *  WooSung Feed Co., Ltd..............................    236,626        631,946
#    Y G-1 Co., Ltd.....................................    256,251      1,659,551
# *  YeaRimDang Publishing Co., Ltd.....................    202,659        677,766
#    Yoosung Enterprise Co., Ltd........................    193,127        453,135
#    YooSung T&S Co., Ltd...............................    177,821        471,152
     Young Poong Corp...................................      4,091      2,142,640
#    Young Poong Precision Corp.........................    126,927        913,106
     Youngone Corp......................................     89,214      2,661,292
     Youngone Holdings Co., Ltd.........................     24,204      1,092,115
*    Yuanta Securities Korea Co., Ltd...................  1,130,642      2,489,702
     YuHwa Securities Co., Ltd..........................     27,487        291,524
#    Zeus Co., Ltd......................................     76,892        785,223
                                                                    --------------
TOTAL SOUTH KOREA.......................................             2,685,926,559
                                                                    --------------
SPAIN -- (0.1%)
#    Banco Santander SA, Sponsored ADR..................  1,443,120      5,714,755
     Banco Santander SA.................................  1,846,715      7,310,444
                                                                    --------------
TOTAL SPAIN.............................................                13,025,199
                                                                    --------------
TAIWAN -- (17.4%)
     Ability Enterprise Co., Ltd........................  2,891,330      1,600,632
     AcBel Polytech, Inc................................    660,000        480,613
     Acer, Inc.......................................... 22,976,109     13,406,399
#    ACES Electronic Co., Ltd...........................  1,266,000      1,099,121
*    Acon Holding, Inc..................................  2,183,000        584,585
     Advanced International Multitech Co., Ltd..........    444,000        591,452
# *  Advanced Optoelectronic Technology, Inc............    551,000        280,799
     Advancetek Enterprise Co., Ltd.....................    114,639         64,554
*    AGV Products Corp..................................  4,811,211      1,093,557

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- ------------
TAIWAN -- (Continued)
*    Airmate Cayman International Co., Ltd..............     28,000 $     28,612
     Alcor Micro Corp...................................    472,000      225,247
     Allis Electric Co., Ltd............................  1,490,410      823,690
     Alpha Networks, Inc................................  3,166,313    2,336,614
#    Altek Corp.........................................  3,030,365    2,341,267
#    Ambassador Hotel (The).............................  1,615,000    1,270,148
#    AMPOC Far-East Co., Ltd............................  1,248,000    1,162,312
*    AmTRAN Technology Co., Ltd.........................  9,511,956    3,427,894
     Apacer Technology, Inc.............................    578,210      619,806
     APCB, Inc..........................................  1,788,000    1,551,270
#    Apex International Co., Ltd........................  2,336,263    3,327,632
     Apex Medical Corp..................................     28,000       21,793
*    Apex Science & Engineering.........................    211,536       84,708
     Ardentec Corp......................................  3,000,058    2,793,488
#    Asia Cement Corp................................... 27,233,589   38,443,616
     Asia Electronic Material Co., Ltd..................    160,000       92,867
*    Asia Pacific Telecom Co., Ltd......................  8,024,000    1,578,430
*    Asia Plastic Recycling Holding, Ltd................  2,450,942      476,015
     Asia Polymer Corp..................................  4,158,830    2,104,907
     Asia Tech Image, Inc...............................     86,000      149,588
#    Asia Vital Components Co., Ltd.....................  3,574,984    4,885,090
     ASROCK, Inc........................................     25,000       61,662
     Asustek Computer, Inc..............................  5,154,000   34,964,371
#    AU Optronics Corp., Sponsored ADR..................  7,746,364   19,365,910
#    AU Optronics Corp.................................. 51,158,812   13,043,463
     Audix Corp.........................................    926,332    1,201,213
     Avermedia Technologies.............................  1,899,000      670,692
     AVY Precision Technology, Inc......................  1,148,587    1,264,900
     Bank of Kaohsiung Co., Ltd.........................  5,580,897    1,756,596
#    BES Engineering Corp............................... 16,413,443    4,383,914
#    Bin Chuan Enterprise Co., Ltd......................    226,000      170,071
# *  Biostar Microtech International Corp...............  1,830,055      678,766
     Bright Led Electronics Corp........................    933,000      460,154
*    Cameo Communications, Inc..........................  2,447,197      648,841
     Capital Securities Corp............................ 24,253,158    7,323,563
     Career Technology MFG. Co., Ltd....................  1,474,947    1,829,506
*    Carnival Industrial Corp...........................  2,175,284      696,832
#    Casetek Holdings, Ltd..............................  2,209,933    3,989,640
     Catcher Technology Co., Ltd........................  7,152,000   60,621,139
     Cathay Chemical Works..............................    623,000      366,462
     Cathay Financial Holding Co., Ltd.................. 80,368,000  106,379,785
#    Cathay Real Estate Development Co., Ltd............  7,497,694    5,392,635
     CCP Contact Probes Co., Ltd........................      9,000       11,182
#    Celxpert Energy Corp...............................    419,000      412,881
     Central Reinsurance Co., Ltd.......................  1,853,366    1,118,117
     Chain Chon Industrial Co., Ltd.....................    681,000      200,903
     ChainQui Construction Development Co., Ltd.........    981,449      779,781
*    Champion Building Materials Co., Ltd...............  3,622,828      771,584
     Chang Hwa Commercial Bank, Ltd..................... 62,636,443   48,874,354
#    Channel Well Technology Co., Ltd...................    457,000      377,567
#    CHC Healthcare Group...............................    801,000    1,088,690
#    Chen Full International Co., Ltd...................    266,000      325,483
     Cheng Loong Corp................................... 11,030,659    6,575,720
*    Cheng Mei Materials Technology Corp................  2,484,000      641,527
#    Cheng Uei Precision Industry Co., Ltd..............  5,212,635    7,808,997
     Chenming Mold Industry Corp........................    522,000      234,894
#    Chia Chang Co., Ltd................................  1,279,000    1,613,944
#    Chia Hsin Cement Corp..............................  5,183,191    3,235,699
#    Chien Kuo Construction Co., Ltd....................  2,707,247      901,377

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES      VALUE>>
                                                            ----------- ------------
TAIWAN -- (Continued)
#    Chilisin Electronics Corp.............................   1,772,000 $  4,995,026
     China Airlines, Ltd...................................  37,500,353   11,168,019
     China Bills Finance Corp..............................   3,577,000    1,751,311
#    China Chemical & Pharmaceutical Co., Ltd..............   2,983,264    1,874,733
     China Development Financial Holding Corp.............. 101,955,734   31,796,313
     China Electric Manufacturing Corp.....................   3,958,200    1,393,566
#    China General Plastics Corp...........................   1,299,398      957,751
#    China Glaze Co., Ltd..................................   1,388,799      574,862
*    China Life Insurance Co., Ltd.........................  20,084,245   16,552,786
     China Man-Made Fiber Corp.............................  15,504,899    4,137,729
     China Metal Products..................................   4,190,969    4,331,057
     China Motor Corp......................................   2,297,099    3,123,127
#    China Petrochemical Development Corp..................  36,664,466   12,214,593
     China Steel Corp...................................... 142,004,320  109,341,157
#    China Steel Structure Co., Ltd........................   1,014,219      816,182
     China Wire & Cable Co., Ltd...........................   1,254,600    1,095,887
     Chinese Maritime Transport, Ltd.......................   1,149,270    1,175,702
     Chin-Poon Industrial Co., Ltd.........................   3,816,815    3,867,422
     Chipbond Technology Corp..............................   2,069,000    4,099,260
     ChipMOS Techinologies, Inc............................   4,450,085    4,403,642
     ChipMOS Technologies, Inc., ADR.......................      38,574      757,589
     Chong Hong Construction Co., Ltd......................      10,000       26,916
     Chun YU Works & Co., Ltd..............................   2,521,000    1,639,392
     Chun Yuan Steel Industry Co., Ltd.....................   5,233,287    1,762,119
     Chung Hsin Electric & Machinery Manufacturing Corp....   4,744,250    3,171,781
#    Chung Hung Steel Corp.................................  10,260,000    3,057,019
#    Chung Hwa Pulp Corp...................................   5,428,353    1,648,031
     Chung Shing Textile Co., Ltd..........................         600            0
     Chyang Sheng Dyeing & Finishing Co., Ltd..............     248,000      106,319
     Clevo Co..............................................   1,386,000    1,676,049
# *  CMC Magnetics Corp....................................  14,422,638    5,389,853
*    CoAsia Electronics Corp...............................     374,797      132,250
     Coland Holdings, Ltd..................................     116,000      118,737
     Collins Co., Ltd......................................   1,318,224      492,013
     Compal Electronics, Inc...............................  50,683,332   30,256,303
     Compeq Manufacturing Co., Ltd.........................  10,178,000   14,238,410
     Compucase Enterprise..................................      14,000       12,165
     Concord Securities Co., Ltd...........................   2,181,993      526,067
#    Continental Holdings Corp.............................   4,807,540    2,368,104
     Contrel Technology Co., Ltd...........................   1,203,000      641,361
#    Coretronic Corp.......................................   5,841,800    7,546,485
     Coxon Precise Industrial Co., Ltd.....................   1,144,000      669,982
     Creative Sensor, Inc..................................     529,000      365,764
     CTBC Financial Holding Co., Ltd....................... 185,682,073  129,088,547
     CviLux Corp...........................................     116,000       98,285
     CX Technology Co., Ltd................................      42,162       27,587
     CyberTAN Technology, Inc..............................     898,000      525,499
#    DA CIN Construction Co., Ltd..........................   2,584,579    1,727,841
*    Danen Technology Corp.................................     816,000       47,440
     Darfon Electronics Corp...............................     276,000      369,778
     Darwin Precisions Corp................................   4,707,635    2,565,261
     Delpha Construction Co., Ltd..........................     835,015      441,295
     Depo Auto Parts Ind Co., Ltd..........................     501,000    1,017,251
     Der Pao Construction Co., Ltd.........................   2,158,544            0
#    Dimerco Express Corp..................................     188,000      151,763
     D-Link Corp...........................................   6,836,552    2,678,870
*    Dynamic Electronics Co., Ltd..........................   3,910,324    1,982,048
     Dynapack International Technology Corp................   1,210,000    2,396,926
     E Ink Holdings, Inc...................................     229,000      224,694

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- ------------
TAIWAN -- (Continued)
     E.Sun Financial Holding Co., Ltd................... 97,334,130 $ 87,947,226
# *  Edimax Technology Co., Ltd.........................  2,226,902      766,952
#    Edison Opto Corp...................................  1,087,000      464,811
     Edom Technology Co., Ltd...........................    983,046      645,161
     Elite Semiconductor Memory Technology, Inc.........  1,277,000    1,337,162
*    Elitegroup Computer Systems Co., Ltd...............  3,677,395    1,636,139
*    ENG Electric Co., Ltd..............................    495,997       48,128
#    EnTie Commercial Bank Co., Ltd.....................  2,494,232    1,268,097
# *  Epileds Technologies, Inc..........................    284,000      129,148
#    Epistar Corp....................................... 12,883,869   12,523,745
#    Eson Precision Ind. Co., Ltd.......................    930,000    1,148,172
     Eternal Materials Co., Ltd.........................  1,800,513    1,530,619
*    E-Ton Solar Tech Co., Ltd..........................    116,543        8,216
     Eva Airways Corp................................... 28,372,355   13,294,345
# *  Everest Textile Co., Ltd...........................  3,998,125    1,338,953
     Evergreen International Storage & Transport Corp...  7,248,000    3,338,695
*    Evergreen Marine Corp. Taiwan, Ltd................. 26,258,707   10,752,307
     Everlight Chemical Industrial Corp.................    680,950      357,727
     Everlight Electronics Co., Ltd.....................  3,503,000    3,213,632
     Excellence Opto, Inc...............................     96,000       74,336
     Excelsior Medical Co., Ltd.........................  1,067,726    1,875,737
     EZconn Corp........................................    194,250      248,267
     Far Eastern Department Stores, Ltd................. 11,632,445    9,983,962
     Far Eastern International Bank..................... 30,267,177   11,874,223
     Far Eastern New Century Corp....................... 36,690,528   35,683,236
#    Farglory F T Z Investment Holding Co., Ltd.........  1,431,648      996,786
     Farglory Land Development Co., Ltd.................  3,905,264    4,963,003
# *  Federal Corp.......................................  4,796,160    2,115,229
*    First Copper Technology Co., Ltd...................  1,607,750      498,206
     First Financial Holding Co., Ltd................... 89,310,283   65,486,570
     First Hotel........................................  1,526,857      751,769
     First Insurance Co., Ltd. (The)....................  3,095,064    1,437,528
#    First Steamship Co., Ltd...........................  6,345,360    2,381,222
     FIT Holding Co., Ltd...............................    185,150      128,429
#    FLEXium Interconnect, Inc..........................    200,000      718,621
     FocalTech Systems Co., Ltd.........................    839,000      653,284
     Forest Water Environment Engineering Co., Ltd......     44,000       78,202
     Formosa Advanced Technologies Co., Ltd.............  2,173,000    2,414,263
     Formosa Chemicals & Fibre Corp.....................    774,000    2,249,767
#    Formosa Laboratories, Inc..........................    912,154    1,138,722
     Formosa Taffeta Co., Ltd...........................  6,970,511    7,929,049
     Formosan Rubber Group, Inc.........................  3,026,957    1,851,479
     Formosan Union Chemical............................  3,374,572    1,446,271
     Founding Construction & Development Co., Ltd.......  2,561,418    1,362,543
     Foxconn Technology Co., Ltd........................  8,331,142   17,816,033
#    Froch Enterprise Co., Ltd..........................  2,130,734      896,206
     FSP Technology, Inc................................  1,464,292    1,009,309
     Fubon Financial Holding Co., Ltd................... 79,932,471  116,944,013
     Fullerton Technology Co., Ltd......................  1,171,200      756,468
#    Fulltech Fiber Glass Corp..........................  5,608,216    2,547,903
     Fwusow Industry Co., Ltd...........................  1,763,043    1,043,549
     G Shank Enterprise Co., Ltd........................  1,594,902    1,227,673
# *  Gemtek Technology Corp.............................  4,251,962    3,319,141
     General Interface Solution Holding, Ltd............    769,000    2,885,521
     Getac Technology Corp..............................    727,065    1,191,945
*    Giantplus Technology Co., Ltd......................  3,174,100    1,467,034
     Gigabyte Technology Co., Ltd.......................  4,662,287    7,774,945
# *  Gigastorage Corp...................................  4,237,600    1,038,974
#    Global Brands Manufacture, Ltd.....................  3,807,951    2,145,758

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE>>
                                                         ----------- ------------
TAIWAN -- (Continued)
     Globe Union Industrial Corp........................   3,139,625 $  1,726,020
     Gloria Material Technology Corp....................   5,479,116    3,418,397
*    Gold Circuit Electronics, Ltd......................   5,926,965    2,979,436
     Goldsun Building Materials Co., Ltd................  13,737,261    6,209,854
     Good Will Instrument Co., Ltd......................     191,746      169,210
#    Grand Fortune Securities Co., Ltd..................     730,000      213,097
#    Grand Ocean Retail Group, Ltd......................   1,064,000    1,036,683
# *  Grand Pacific Petrochemical........................  12,924,000    7,804,662
     Great China Metal Industry.........................     967,000      753,456
     Great Wall Enterprise Co., Ltd.....................   5,278,169    6,531,817
*    Green Energy Technology, Inc.......................   1,424,880       11,234
#    GTM Holdings Corp..................................   1,346,900    1,148,257
#    Hannstar Board Corp................................   4,135,547    6,058,918
#    HannStar Display Corp..............................  33,142,435    7,042,283
*    HannsTouch Solution, Inc...........................   3,958,005    1,795,222
#    Hanpin Electron Co., Ltd...........................     286,000      315,509
#    Harvatek Corp......................................   1,506,553      638,902
     Hey Song Corp......................................   2,920,500    3,046,041
     Highwealth Construction Corp.......................   1,126,000    1,728,280
     Hiroca Holdings, Ltd...............................     808,000    1,690,666
     Hitron Technology, Inc.............................   1,974,098    1,196,419
     Ho Tung Chemical Corp..............................  10,823,475    2,518,049
     Hocheng Corp.......................................   2,589,300      671,396
     Hold-Key Electric Wire & Cable Co., Ltd............      76,124       21,736
     Hon Hai Precision Industry Co., Ltd................  89,277,192  235,790,228
     Hong Pu Real Estate Development Co., Ltd...........   2,304,655    1,683,645
     Hong TAI Electric Industrial.......................   2,253,000      776,444
     Hong YI Fiber Industry Co..........................     870,000      517,032
*    Horizon Securities Co., Ltd........................   3,752,000      781,094
#    Hsin Kuang Steel Co., Ltd..........................   1,071,124    1,002,771
#    Hsing TA Cement Co.................................   1,316,614      793,144
#    HTC Corp...........................................   5,423,000    6,551,217
*    HUA ENG Wire & Cable Co., Ltd......................   3,731,035    1,217,596
     Hua Nan Financial Holdings Co., Ltd................  59,703,896   42,904,696
     Huaku Development Co., Ltd.........................   1,482,000    4,068,251
#    Huang Hsiang Construction Corp.....................   1,135,000    1,359,497
#    Hung Ching Development & Construction Co., Ltd.....   1,370,468    1,064,892
*    Hung Sheng Construction, Ltd.......................   5,826,670    4,008,982
     Huxen Corp.........................................     268,281      432,125
*    Hwa Fong Rubber Industrial Co., Ltd................      16,000        6,275
     Hwacom Systems, Inc................................     333,000      171,829
     IBF Financial Holdings Co., Ltd....................  31,816,350   11,387,178
     Ichia Technologies, Inc............................   2,385,260    1,381,069
*    I-Chiun Precision Industry Co., Ltd................   1,930,000      524,761
     IEI Integration Corp...............................      30,200       56,088
     Infortrend Technology, Inc.........................   1,050,000      517,493
#    Innolux Corp....................................... 116,801,544   25,890,985
     Inpaq Technology Co., Ltd..........................     295,000      353,124
# *  Integrated Service Technology, Inc.................     115,570      163,375
#    International CSRC Investment Holdings Co..........  10,298,166   11,081,619
     Inventec Corp......................................  32,205,277   23,335,178
     ITE Technology, Inc................................   1,802,479    2,621,788
     Jarllytec Co., Ltd.................................     709,000    1,639,092
     Jean Co., Ltd......................................     343,000      126,472
     Jess-Link Products Co., Ltd........................   1,084,500    1,064,266
     Jih Sun Financial Holdings Co., Ltd................  11,559,456    3,631,950
     Jinli Group Holdings, Ltd..........................   1,723,532      735,798
#    K Laser Technology, Inc............................   1,457,601    1,077,912
     Kaulin Manufacturing Co., Ltd......................   1,220,656      613,982

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- -----------
TAIWAN -- (Continued)
     KEE TAI Properties Co., Ltd........................  1,894,000 $   762,221
#    Kenmec Mechanical Engineering Co., Ltd.............  1,779,000     903,305
     Kindom Development Co., Ltd........................  4,540,000   4,736,881
     King Chou Marine Technology Co., Ltd...............    243,100     274,263
     King Yuan Electronics Co., Ltd..................... 13,907,805  17,422,039
     King's Town Bank Co., Ltd.......................... 11,442,012  11,904,028
*    King's Town Construction Co., Ltd..................    426,380     408,843
*    Kinko Optical Co., Ltd.............................    962,000     925,771
     Kinpo Electronics.................................. 18,495,375   6,825,570
#    Kinsus Interconnect Technology Corp................  2,969,000   4,690,008
     KNH Enterprise Co., Ltd............................  1,230,078     424,540
     KS Terminals, Inc..................................     12,000      20,139
# *  Kung Sing Engineering Corp.........................  2,961,000     794,073
     Kuo Toong International Co., Ltd...................  1,303,808     813,378
     Kuoyang Construction Co., Ltd......................  4,801,811   2,340,692
     Kwong Fong Industries Corp.........................    772,649     350,123
     Kwong Lung Enterprise Co., Ltd.....................    153,000     224,553
#    KYE Systems Corp...................................  2,191,909     577,581
     L&K Engineering Co., Ltd...........................  1,964,000   1,631,610
*    LAN FA Textile.....................................  2,335,713     526,724
     Leader Electronics, Inc............................  1,473,056     352,807
#    Lealea Enterprise Co., Ltd.........................  8,759,941   2,701,817
     LEE CHI Enterprises Co., Ltd.......................  2,014,900     611,464
*    Leofoo Development Co., Ltd........................  2,657,908     777,102
*    LES Enphants Co., Ltd..............................    778,000     182,731
#    Lextar Electronics Corp............................  3,599,000   2,105,259
     Li Peng Enterprise Co., Ltd........................  6,343,381   1,456,705
     Lida Holdings, Ltd.................................    316,680     417,658
     Lien Hwa Industrial Holdings Corp..................  6,356,768   7,243,527
     Lingsen Precision Industries, Ltd..................  4,623,480   1,395,465
     Lite-On Semiconductor Corp.........................  2,650,729   3,638,512
     Lite-On Technology Corp............................ 25,616,738  42,211,838
     Long Bon International Co., Ltd....................  1,616,100     859,557
     Long Da Construction & Development Corp............    109,000      55,446
#    Longchen Paper & Packaging Co., Ltd................  7,892,448   3,505,013
*    Lucky Cement Corp..................................  2,006,000     528,296
#    Macronix International............................. 20,399,605  20,708,555
     Materials Analysis Technology, Inc.................     57,000     137,763
     Mayer Steel Pipe Corp..............................  1,879,456     907,146
     Maywufa Co., Ltd...................................    252,070     109,731
     Mega Financial Holding Co., Ltd.................... 81,559,796  80,048,977
     Mercuries & Associates Holding, Ltd................  3,571,514   2,275,855
*    Mercuries Life Insurance Co., Ltd.................. 11,965,999   4,224,815
# *  MIN AIK Technology Co., Ltd........................  1,410,600     624,545
     Mitac Holdings Corp................................  9,676,859   8,504,332
*    Motech Industries, Inc.............................  3,042,658     950,084
     MPI Corp...........................................    378,000     767,295
     Nan Ren Lake Leisure Amusement Co., Ltd............  1,652,000     708,591
     Nan Ya Printed Circuit Board Corp..................  2,477,000   4,485,664
     Nanya Technology Corp.............................. 13,429,000  30,716,211
*    New Asia Construction & Development Corp...........  1,737,304     348,761
     New Era Electronics Co., Ltd.......................    168,000     109,061
     Nien Hsing Textile Co., Ltd........................  1,433,061   1,058,539
#    Nishoku Technology, Inc............................    264,000     440,919
*    O-Bank Co., Ltd....................................  1,387,000     350,090
*    Ocean Plastics Co., Ltd............................    134,000     167,943
     OptoTech Corp......................................  2,609,828   2,209,394
*    Orient Semiconductor Electronics, Ltd..............  1,705,670     917,719
     Oriental Union Chemical Corp.......................    140,000     101,114

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- -----------
TAIWAN -- (Continued)
#    Pacific Construction Co............................  2,487,452 $   952,415
     Pan Jit International, Inc.........................  1,241,100   1,168,588
     Pan-International Industrial Corp..................  5,891,444   4,538,663
# *  Paragon Technologies Co., Ltd......................    713,191     526,874
#    Pegatron Corp...................................... 27,849,998  54,078,355
*    Phihong Technology Co., Ltd........................  3,274,882     939,504
     Plastron Precision Co., Ltd........................     38,156      23,104
#    Plotech Co., Ltd...................................    673,000     476,643
     Pou Chen Corp...................................... 24,031,550  32,128,599
     President Securities Corp.......................... 11,420,324   4,950,335
     Prince Housing & Development Corp..................  7,976,018   2,947,972
     Prodisc Technology, Inc............................  6,185,157           0
     Promate Electronic Co., Ltd........................    157,000     175,006
*    Promise Technology, Inc............................    813,000     184,342
     Qisda Corp......................................... 20,262,171  15,194,253
     Qualipoly Chemical Corp............................    290,593     259,640
#    Quintain Steel Co., Ltd............................  2,109,473     445,611
     Radiant Opto-Electronics Corp......................    939,000   3,728,090
     Radium Life Tech Co., Ltd..........................  9,287,226   3,705,432
     Rich Development Co., Ltd..........................  6,843,054   2,448,571
*    Ritek Corp......................................... 14,440,095   3,840,118
# *  Rotam Global Agrosciences, Ltd.....................    371,693     205,664
     Ruentex Development Co., Ltd.......................  4,515,320   6,886,915
     Ruentex Industries, Ltd............................  2,556,600   6,138,513
     Sampo Corp.........................................  3,351,340   2,181,256
     San Fang Chemical Industry Co., Ltd................     23,000      18,174
#    San Far Property, Ltd..............................  1,818,876   1,395,570
     Sanyang Motor Co., Ltd.............................  2,687,624   1,927,819
#    Sesoda Corp........................................  1,787,098   1,486,831
     Shan-Loong Transportation Co., Ltd.................    563,000     546,630
     Sharehope Medicine Co., Ltd........................    112,770     107,565
     Sheng Yu Steel Co., Ltd............................  1,307,000     860,528
     ShenMao Technology, Inc............................    905,000     675,242
#    Shih Her Technologies, Inc.........................    411,000     546,051
*    Shih Wei Navigation Co., Ltd.......................  2,342,577     662,563
#    Shihlin Electric & Engineering Corp................  4,326,000   6,426,393
#    Shin Kong Financial Holding Co., Ltd............... 80,011,998  25,276,390
     Shin Zu Shing Co., Ltd.............................  1,704,000   6,757,705
*    Shining Building Business Co., Ltd.................  1,381,368     539,387
#    Shinkong Insurance Co., Ltd........................  2,675,412   3,356,363
     Shinkong Synthetic Fibers Corp..................... 16,945,754   6,214,294
*    Shuttle, Inc.......................................  3,906,015   1,510,163
     Sigurd Microelectronics Corp.......................  5,072,047   6,181,880
# *  Silicon Integrated Systems Corp....................  4,916,808   1,311,483
     Silitech Technology Corp...........................    237,878     185,129
     Sincere Navigation Corp............................  3,828,242   2,089,663
     Sinher Technology, Inc.............................    273,000     376,923
     Sinon Corp.........................................  5,544,877   3,433,415
     SinoPac Financial Holdings Co., Ltd................ 86,180,595  35,368,886
     Sinphar Pharmaceutical Co., Ltd....................    140,000      89,157
     Sirtec International Co., Ltd......................    672,200     674,139
     Siward Crystal Technology Co., Ltd.................  2,134,875   1,399,877
*    Solar Applied Materials Technology Co..............  1,734,919   1,306,173
     Solomon Technology Corp............................    539,000     361,883
     Solteam, Inc.......................................     39,390      37,286
     Southeast Cement Co., Ltd..........................  2,571,700   1,445,502
#    Spirox Corp........................................    475,563     407,486
*    Sunko INK Co., Ltd.................................     76,000      21,585
     Sunplus Technology Co., Ltd........................  5,914,620   2,687,449

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- -----------
TAIWAN -- (Continued)
#    Sunrex Technology Corp.............................  1,563,108 $ 1,902,385
#    Sunspring Metal Corp...............................    680,000     638,339
     Supreme Electronics Co., Ltd.......................  4,447,441   4,236,624
     Sweeten Real Estate Development Co., Ltd...........  1,430,217   1,070,732
     Synnex Technology International Corp...............  7,477,550   8,918,732
     Systex Corp........................................    299,801     728,989
     T3EX Global Holdings Corp..........................    328,499     251,981
#    Ta Ya Electric Wire & Cable........................  6,966,262   2,436,115
     Tah Hsin Industrial Corp...........................  1,252,900   1,469,187
     TAI Roun Products Co., Ltd.........................     63,000      20,698
#    TA-I Technology Co., Ltd...........................    133,500     176,902
# *  Tai Tung Communication Co., Ltd....................    516,000     268,033
     Taichung Commercial Bank Co., Ltd.................. 29,500,492  11,395,709
     Taiflex Scientific Co., Ltd........................  2,369,960   3,331,417
#    Tainan Enterprises Co., Ltd........................  1,145,183     902,493
     Tainan Spinning Co., Ltd........................... 14,836,485   5,453,145
*    Tainergy Tech Co., Ltd.............................  1,981,000     374,605
     Tai-Saw Technology Co., Ltd........................    158,000     111,291
     Taishin Financial Holding Co., Ltd................. 83,919,718  38,973,144
     Taisun Enterprise Co., Ltd.........................  1,240,423     865,606
     Taita Chemical Co., Ltd............................  2,701,581   1,004,446
     Taiwan Business Bank............................... 45,025,402  18,980,833
#    Taiwan Cement Corp................................. 66,265,095  87,976,396
#    Taiwan Chinsan Electronic Industrial Co., Ltd......    320,000     363,397
     Taiwan Cogeneration Corp...........................  1,357,333   1,305,880
     Taiwan Cooperative Financial Holding Co., Ltd...... 67,847,886  46,679,067
#    Taiwan Fertilizer Co., Ltd.........................  5,932,000   9,441,886
     Taiwan Fire & Marine Insurance Co., Ltd............  1,545,000   1,042,395
#    Taiwan FU Hsing Industrial Co., Ltd................    667,000     955,723
     Taiwan Glass Industry Corp......................... 13,995,982   5,333,114
     Taiwan Hon Chuan Enterprise Co., Ltd...............  1,347,932   2,429,713
     Taiwan Hopax Chemicals Manufacturing Co., Ltd......  1,732,000   1,099,383
     Taiwan Kolin Co., Ltd..............................  5,797,000           0
*    Taiwan Land Development Corp.......................  7,909,322   2,244,540
     Taiwan Navigation Co., Ltd.........................  2,031,000   1,228,657
     Taiwan PCB Techvest Co., Ltd.......................  3,803,946   4,564,739
     Taiwan Pulp & Paper Corp...........................  2,724,660   1,793,201
     Taiwan Shin Kong Security Co., Ltd.................     39,000      48,113
#    Taiwan Surface Mounting Technology Corp............  2,849,991   9,317,213
#    Taiwan TEA Corp....................................  8,520,092   4,753,523
#    Taiyen Biotech Co., Ltd............................  1,027,217   1,083,235
# *  Tatung Co., Ltd....................................  3,715,000   2,232,792
     Te Chang Construction Co., Ltd.....................     80,260      78,600
#    Teco Electric and Machinery Co., Ltd............... 14,533,725  12,887,135
     Tera Autotech Corp.................................     23,000      19,991
     Test-Rite International Co., Ltd...................  1,514,266   1,079,926
*    Tex-Ray Industrial Co., Ltd........................    413,000     114,878
     Thye Ming Industrial Co., Ltd......................     26,000      27,270
     Ton Yi Industrial Corp.............................  3,857,600   1,540,691
     Tong Yang Industry Co., Ltd........................  2,409,000   3,761,077
     Tong-Tai Machine & Tool Co., Ltd...................  2,533,447   1,434,179
     Topco Technologies Corp............................      6,000      13,578
#    Topoint Technology Co., Ltd........................  1,766,459   1,303,047
*    TPK Holding Co., Ltd...............................  4,345,000   9,453,179
     Tripod Technology Corp.............................  2,734,000  10,566,429
     Tsann Kuen Enterprise Co., Ltd.....................    215,000     122,171
*    TSEC Corp..........................................  1,323,036     361,620
     TSRC Corp..........................................    183,000     145,856
     Tung Ho Steel Enterprise Corp...................... 11,412,274   8,091,146

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE>>
                                                         ----------- -----------
TAIWAN -- (Continued)
     TXC Corp...........................................   1,824,000 $ 2,234,997
     TYC Brother Industrial Co., Ltd....................   1,656,723   1,632,758
# *  Tycoons Group Enterprise...........................   5,205,337     988,343
     Tyntek Corp........................................   2,234,097   1,081,741
     UDE Corp...........................................     381,000     325,974
     U-Ming Marine Transport Corp.......................   2,945,000   3,263,993
     Unimicron Technology Corp..........................  14,267,363  21,923,032
*    Union Bank Of Taiwan...............................  13,994,959   4,900,101
     Unitech Computer Co., Ltd..........................   1,024,739     743,886
#    Unitech Printed Circuit Board Corp.................   6,750,466   7,341,159
     United Microelectronics Corp....................... 163,058,681  75,091,821
*    United Renewable Energy Co., Ltd...................  16,813,450   4,548,236
# *  Unity Opto Technology Co., Ltd.....................   2,993,000     664,683
     Univacco Technology, Inc...........................      46,000      37,874
#    Universal Cement Corp..............................   5,543,583   3,423,402
*    Unizyx Holding Corp................................   1,586,000   1,062,563
     UPC Technology Corp................................  11,580,598   3,911,929
     USI Corp...........................................   8,395,827   3,691,311
*    Usun Technology Co., Ltd...........................     160,100     131,866
     Ve Wong Corp.......................................   1,520,806   1,343,139
     Victory New Materials, Ltd. Co.....................   1,325,687     691,427
     Waffer Technology Corp.............................      69,000      30,678
     Wah Hong Industrial Corp...........................     531,516     427,052
     Wah Lee Industrial Corp............................   2,059,000   3,650,709
     Walsin Lihwa Corp..................................  26,343,412  12,882,941
     Walton Advanced Engineering, Inc...................   3,652,853   1,107,155
     Wan Hai Lines, Ltd.................................   7,914,000   4,707,685
     Wei Mon Industry Co., Ltd..........................   3,885,691           0
     Weikeng Industrial Co., Ltd........................   2,856,490   1,688,258
#    Well Shin Technology Co., Ltd......................     973,080   1,592,450
*    Wha Yu Industrial Co., Ltd.........................     302,000     178,275
     Winbond Electronics Corp...........................  42,960,572  24,183,210
     Winstek Semiconductor Co., Ltd.....................     247,000     217,543
     Wintek Corp........................................  20,783,484     234,254
     Wisdom Marine Lines Co., Ltd.......................   3,717,953   3,734,354
     Wistron Corp.......................................  40,527,343  37,155,469
     WPG Holdings, Ltd..................................  10,522,284  13,339,460
     WT Microelectronics Co., Ltd.......................   7,665,751   8,757,011
     WUS Printed Circuit Co., Ltd.......................   2,238,965   2,856,349
*    Yang Ming Marine Transport Corp....................  11,862,759   2,951,604
     YC INOX Co., Ltd...................................   4,165,833   3,576,681
     YCC Parts Manufacturing Co., Ltd...................      10,000      14,749
     Yea Shin International Development Co., Ltd........   1,334,825     742,143
#    Yem Chio Co., Ltd..................................   5,119,371   1,968,778
# *  Yeong Guan Energy Technology Group Co., Ltd........     931,000   1,988,418
     YFC-Boneagle Electric Co., Ltd.....................      34,000      30,283
     YFY, Inc...........................................  18,263,847   7,174,059
#    Yi Jinn Industrial Co., Ltd........................   2,557,142   1,197,066
     Yieh Phui Enterprise Co., Ltd......................  13,731,265   4,113,218
     Young Fast Optoelectronics Co., Ltd................   1,156,000     736,783
#    Youngtek Electronics Corp..........................   1,201,047   1,612,391
     Yuanta Financial Holding Co., Ltd.................. 127,911,918  79,941,098
#    Yulon Motor Co., Ltd...............................  12,242,572   7,873,363
     Yung Chi Paint & Varnish Manufacturing Co., Ltd....     220,687     518,527
     Yungshin Construction & Development Co., Ltd.......      47,000      51,234
#    Zenitron Corp......................................   2,397,000   1,664,948
     Zero One Technology Co., Ltd.......................     638,000     653,824
     Zhen Ding Technology Holding, Ltd..................   4,049,000  19,145,268
#    Zig Sheng Industrial Co., Ltd......................   5,477,352   1,454,714

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE>>
                                                        ---------- --------------
TAIWAN -- (Continued)
#   Zinwell Corp.......................................    742,000 $      545,544
#   ZongTai Real Estate Development Co., Ltd...........  1,720,159      1,516,789
                                                                   --------------
TOTAL TAIWAN...........................................             3,059,953,649
                                                                   --------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL..................................    226,500        111,769
    AAPICO Hitech PCL..................................    816,861        403,088
    AJ Plast PCL.......................................  1,465,000        397,847
    Ananda Development PCL.............................  5,845,600        561,425
    AP Thailand PCL.................................... 19,663,630      4,298,061
    Asia Aviation PCL..................................  6,854,200        581,115
    Asia Aviation PCL..................................    405,600         34,388
    Asia Plus Group Holdings PCL.......................  6,013,200        356,471
    Asian Seafoods Coldstorage PCL, Class F............    144,200         23,783
    Bangchak Corp. PCL.................................  6,087,800      4,979,919
    Bangkok Airways PCL................................  4,451,200      1,127,726
    Bangkok Bank PCL...................................  2,936,253     16,920,286
    Bangkok Insurance PCL..............................    214,228      2,188,751
    Bangkok Land PCL................................... 91,363,596      4,145,326
    Bangkok Life Assurance PCL.........................  1,033,800        636,817
    Bangkok Ranch PCL..................................  3,615,300        292,145
    Bank of Ayudhya PCL................................    110,200        115,875
    Banpu PCL.......................................... 36,530,050     14,033,733
    Better World Green PCL.............................  6,069,900        102,522
    Cal-Comp Electronics Thailand PCL, Class F......... 23,408,714      1,248,155
    Charoen Pokphand Foods PCL......................... 28,333,500     23,693,356
    Charoong Thai Wire & Cable PCL, Class F............  1,135,900        191,856
    Esso Thailand PCL.................................. 14,109,000      3,434,382
    GFPT PCL...........................................  3,918,600      1,790,915
    Haad Thip PCL......................................     14,900         11,794
    Hana Microelectronics PCL..........................  5,548,300      4,685,599
    ICC International PCL..............................  2,464,100      3,264,249
    Ichitan Group PCL..................................    933,800        208,748
    Indorama Ventures PCL..............................    305,700        283,477
    IRPC PCL........................................... 96,389,600     10,853,606
    Italian-Thai Development PCL....................... 22,633,100      1,244,277
    Kasikornbank PCL................................... 12,197,801     56,151,493
    KGI Securities Thailand PCL........................  6,805,400        987,172
    Khon Kaen Sugar Industry PCL.......................  9,762,107        630,439
    Kiatnakin Bank PCL.................................  2,807,300      6,089,689
    Krung Thai Bank PCL................................ 34,881,900     19,176,670
    Lalin Property PCL.................................    204,200         33,408
    LH Financial Group PCL............................. 18,156,146        757,634
    LPN Development PCL................................ 12,394,902      1,929,327
*   MCOT PCL...........................................    732,000        261,818
    Millcon Steel PCL..................................  5,225,313        138,442
    Nawarat Patanakarn PCL.............................  1,191,200         20,120
*   Padaeng Industry PCL...............................    409,300        100,986
    Polyplex Thailand PCL..............................  3,779,625      1,714,882
*   Precious Shipping PCL..............................  9,688,850      2,711,402
    Property Perfect PCL............................... 36,921,700        965,993
    Pruksa Holding PCL.................................  6,408,500      3,353,347
    PTT Exploration & Production PCL................... 10,598,100     42,294,123
    PTT Global Chemical PCL............................ 22,513,941     38,026,527
    PTT PCL............................................ 97,369,100    145,916,601
    Quality Houses PCL................................. 38,020,797      3,273,856
*   Regional Container Lines PCL.......................  3,605,800        453,785
    Rojana Industrial Park PCL.........................  9,770,573      1,957,674
    Saha Pathana Inter-Holding PCL.....................  2,570,300      5,447,895

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE>>
                                                         ----------- ------------
THAILAND -- (Continued)
     Saha Pathanapibul PCL..............................   1,538,433 $  3,056,996
*    Sahakol Equipment PCL..............................   1,782,300      120,414
     Saha-Union PCL.....................................   2,327,300    3,275,716
     Sahaviriya Steel Industries PCL....................  90,527,440       28,182
     Samart Telcoms PCL.................................     113,900       32,629
     Sansiri PCL........................................  38,047,366    1,436,463
     SC Asset Corp. PCL.................................  21,394,553    1,629,656
*    SCG Ceramics PCL...................................     456,028       23,862
     Sena Development PCL...............................   1,331,366      138,450
     Siam Commercial Bank PCL (The).....................  10,675,100   39,773,100
     Siam Future Development PCL........................   6,946,495    1,276,802
     Somboon Advance Technology PCL.....................   2,156,600    1,128,474
     Sri Trang Agro-Industry PCL........................   9,735,940    3,353,329
     Srithai Superware PCL..............................  15,076,100      379,461
     Star Petroleum Refining PCL........................  18,010,800    5,308,697
     STP & I PCL........................................   4,464,500      872,348
     Supalai PCL........................................   8,635,700    4,633,162
*    Super Energy Corp. PCL............................. 110,523,200    2,196,189
     Susco PCL..........................................     126,100       11,610
     SVI PCL............................................   4,442,700      667,987
     Syntec Construction PCL............................   5,229,800      292,709
*    Tata Steel Thailand PCL............................  36,636,200      606,660
*    Thai Airways International PCL.....................   8,027,411    1,967,307
     Thai Oil PCL.......................................   8,272,500   18,766,890
     Thai Rayon PCL.....................................      58,700       59,050
     Thai Stanley Electric PCL..........................      44,800      233,681
     Thai Stanley Electric PCL, Class F.................     174,600      910,730
     Thai Wacoal PCL....................................      85,000      131,603
*    Thaicom PCL........................................   4,450,700      651,502
     Thanachart Capital PCL.............................   3,732,600    6,551,674
     Thitikorn PCL......................................   1,843,900      567,918
     Thoresen Thai Agencies PCL.........................   6,672,278      976,700
     TMB Bank PCL.......................................  94,954,800    4,528,396
     TPI Polene PCL.....................................  50,325,540    2,216,690
     True Corp. PCL..................................... 106,194,000   17,584,699
     Unique Engineering & Construction PCL..............     173,000       50,419
     Univentures PCL....................................   6,812,200    1,218,277
     Vinythai PCL.......................................   2,655,217    2,057,694
                                                                     ------------
TOTAL THAILAND..........................................              563,330,870
                                                                     ------------
TURKEY -- (0.8%)
# *  Akbank Turk A.S....................................  16,045,309   19,385,380
*    Albaraka Turk Katilim Bankasi A.S..................   4,329,886      922,765
#    Anadolu Anonim Turk Sigorta Sirketi................   2,740,994    2,004,499
     Anadolu Cam Sanayii A.S............................   2,130,584    1,248,401
     Anadolu Efes Biracilik Ve Malt Sanayii A.S.........     323,597    1,088,688
*    Bagfas Bandirma Gubre Fabrikalari A.S..............     375,466      852,739
# *  Bera Holding A.S...................................   1,033,520      505,581
#    Borusan Mannesmann Boru Sanayi ve Ticaret A.S......     377,437      585,250
# *  Cimsa Cimento Sanayi VE Ticaret A.S................     532,726      740,494
#    Dogan Sirketler Grubu Holding A.S..................  11,546,424    3,492,399
     EIS Eczacibasi Ilac ve Sinai ve Finansal
       Yatirimlar Sanayi ve Ticaret A.S.................   1,739,452      912,142
#    Enka Insaat ve Sanayi A.S..........................   4,056,583    4,095,599
# *  Gozde Girisim Sermayesi Yatirim Ortakligi A.S......   1,934,165    1,194,160
*    GSD Holding AS.....................................   2,492,028      409,318
*    Ihlas Holding A.S..................................   3,304,402      335,229
     Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S., Class A....................................     467,520      174,898
#    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S., Class D....................................   9,790,139    3,693,752
# *  Pegasus Hava Tasimaciligi A.S......................     395,071    4,562,188

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES       VALUE>>
                                                            ---------- ---------------
TURKEY -- (Continued)
     Raks Elektronik Sanayi ve Ticaret A.S.................      5,859 $             0
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S....    252,123         162,687
# *  Sekerbank Turk AS.....................................  1,352,044         238,638
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S..............  1,699,631       1,732,779
#    Trakya Cam Sanayii A.S................................  5,393,028       2,769,579
# *  Turk Hava Yollari AO..................................  7,196,046      14,644,592
# *  Turkiye Garanti Bankasi A.S........................... 19,644,405      31,575,720
# *  Turkiye Halk Bankasi A.S..............................  3,642,964       3,336,475
# *  Turkiye Is Bankasi A.S., Class C...................... 10,923,389      11,068,812
# *  Turkiye Sinai Kalkinma Bankasi A.S.................... 17,860,449       2,809,991
     Turkiye Sise ve Cam Fabrikalari A.S...................  3,449,257       2,618,331
# *  Turkiye Vakiflar Bankasi TAO, Class D.................  7,200,182       5,460,450
# *  Yapi ve Kredi Bankasi A.S............................. 28,333,679      11,287,987
                                                                       ---------------
TOTAL TURKEY...............................................                133,909,523
                                                                       ---------------
UNITED KINGDOM -- (0.0%)
     Rhi Magnesita NV......................................      6,726         303,132
                                                                       ---------------
TOTAL COMMON STOCKS........................................             16,955,884,037
                                                                       ---------------
PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
     Banco ABC Brasil S.A..................................  1,177,798       5,297,962
     Banco Bradesco SA.....................................    674,665       5,916,461
     Banco do Estado do Rio Grande do Sul SA, Class B......  2,618,568      14,599,472
     Banco Pan SA..........................................  1,756,692       3,968,490
     Cia Brasileira de Distribuicao........................    806,458      16,688,181
     Cia Ferro Ligas da Bahia-FERBASA......................    702,634       3,178,103
     Eucatex SA Industria e Comercio.......................    256,928         288,287
     Gerdau SA.............................................    494,320       1,655,334
     Grazziotin SA.........................................      6,400          37,964
     Marcopolo SA..........................................  4,475,400       4,050,792
     Petroleo Brasileiro SA................................ 25,544,003     193,562,461
     Randon SA Implementos e Participacoes.................  1,013,849       2,616,466
     Schulz SA.............................................    103,880         227,938
     Unipar Carbocloro SA..................................    519,175       3,755,456
     Usinas Siderurgicas de Minas Gerais SA, Class A.......    658,384       1,191,838
                                                                       ---------------
TOTAL BRAZIL...............................................                257,035,205
                                                                       ---------------
COLOMBIA -- (0.1%)
     Avianca Holdings SA...................................  1,653,949         915,055
     Grupo Argos SA........................................    374,078       1,545,008
     Grupo de Inversiones Suramericana SA..................  1,030,116       9,441,714
                                                                       ---------------
TOTAL COLOMBIA.............................................                 11,901,777
                                                                       ---------------
SOUTH KOREA -- (0.0%)
*    CJ Corp...............................................     14,663         767,525
                                                                       ---------------
TOTAL PREFERRED STOCKS.....................................                269,704,507
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*    Legend Holdings Corp. Rights 05/23/19.................     65,061               0
                                                                       ---------------
INDONESIA -- (0.0%)
*    Medco Energi Internasional Tbk PT Warrants 12/11/20...  9,401,598          89,750
                                                                       ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES       VALUE>>
                                                           ---------- ---------------
TAIWAN -- (0.0%)
*      Cathay Financial Holding Co. Rights 11/25/19.......  2,828,459 $       492,464
*      Kung Sing Engineering Corp. Rights 11/21/19........    681,615          37,170
*      Sigurd Microelectronics Corp. Rights 11/12/19......    162,185          56,742
                                                                      ---------------
TOTAL TAIWAN..............................................                    586,376
                                                                      ---------------
THAILAND -- (0.0%)
*      Property Perfect Rights 09/30/19...................  4,357,962               0
*      TMB Bank PCL Rights 11/26/19....................... 76,250,109         101,010
                                                                      ---------------
TOTAL THAILAND............................................                    101,010
                                                                      ---------------
TOTAL RIGHTS/WARRANTS.....................................                    777,136
                                                                      ---------------
TOTAL INVESTMENT SECURITIES
  (Cost $16,469,656,676)..................................             17,226,365,680
                                                                      ---------------

                                                                          VALUE+
                                                                      ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@ (S)  The DFA Short Term Investment Fund................. 34,421,395     398,289,960
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,867,888,263)..................................            $17,624,655,640
                                                                      ===============

ADR    American Depositary Receipt
GDR    Global Depositary Receipt
P.L.C. Public Limited Company
SA     Special Assessment

>> Securities that have generally been fair value factored. See Note B to
   Financial Statements.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
+  See Note B to Financial Statements.
@  Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.

As of October 31, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)...    650     12/20/19  $ 32,510,222 $ 33,845,500   $1,335,278
S&P 500(R) Emini Index...........    730     12/20/19   108,833,750  110,806,700    1,972,950
                                                       ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..........                      $141,343,972 $144,652,200   $3,308,228
                                                       ============ ============   ==========

Summary of the Fund's investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Brazil................. $1,398,297,795             --   --    $1,398,297,795
   Chile..................     67,841,690 $  146,834,126   --       214,675,816
   China..................    254,479,847  2,700,408,638   --     2,954,888,485
   Colombia...............     36,093,948             --   --        36,093,948
   Czech Republic.........             --     37,566,643   --        37,566,643
   Greece.................             --     37,109,697   --        37,109,697

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
   Hungary..............             -- $    45,306,074   --    $    45,306,074
   India................ $  120,593,281   2,197,980,568   --      2,318,573,849
   Indonesia............        476,278     464,571,873   --        465,048,151
   Malaysia.............         13,374     476,952,592   --        476,965,966
   Mexico...............    512,350,583              --   --        512,350,583
   Philippines..........             --     218,609,976   --        218,609,976
   Poland...............             --     213,424,549   --        213,424,549
   Russia...............     28,824,510     397,289,385   --        426,113,895
   South Africa.........    199,172,597     945,237,081   --      1,144,409,678
   South Korea..........    254,194,042   2,431,732,517   --      2,685,926,559
   Spain................     13,025,199              --   --         13,025,199
   Taiwan...............     20,123,499   3,039,830,150   --      3,059,953,649
   Thailand.............    563,302,688          28,182   --        563,330,870
   Turkey...............             --     133,909,523   --        133,909,523
   United Kingdom.......             --         303,132   --            303,132
Preferred Stocks
   Brazil...............    257,035,205              --   --        257,035,205
   Colombia.............     11,901,777              --   --         11,901,777
   South Korea..........        767,525              --   --            767,525
Rights/Warrants
   Indonesia............             --          89,750   --             89,750
   Taiwan...............             --         586,376   --            586,376
   Thailand.............             --         101,010   --            101,010
Securities Lending
  Collateral............             --     398,289,960   --        398,289,960
Futures Contracts**.....      3,308,228              --   --          3,308,228
                         -------------- ---------------   --    ---------------
TOTAL................... $3,741,802,066 $13,886,161,802   --    $17,627,963,868
                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

    (a)(1) Code of Ethics is filed herewith.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 6, 2020

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: January 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: January 6, 2020

By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: January 6, 2020

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By:  /s/ Gregory K. Hinkle
     ---------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: January 6, 2020